UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08839
__________________________
SPDR® SERIES TRUST
____________________________
(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02110
____________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Ryan Louvar	W. John McGuire, Esq.
Vice President and Senior Counsel	Bingham McCutchen LLP
State Street Bank and Trust Company	2020 K Street NW
One Lincoln Street/CPH0326	Washington, DC 20006
Boston, MA 02111
Registrant’s telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

TABLE OF CONTENTS

SPDR Dow Jones Total Market ETF (TMW)	3
SPDR Dow Jones Large Cap ETF (ELR)	14
SPDR S&P® 500 Growth ETF (SPYG)	23
SPDR S&P 500 Value ETF (SPYV)	27
SPDR Dow Jones Mid Cap ETF (EMM)	32
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	38
SPDR S&P 400 Mid Cap Value ETF (MDYV)	42
SPDR S&P 600 Small Cap ETF (SLY)	46
SPDR S&P 600 Small Cap Growth ETF (SLYG)	53
SPDR S&P 600 Small Cap Value ETF (SLYV)	58
SPDR Global Dow ETF (DGT)	64
SPDR Dow Jones REIT ETF (RWR)	67
SPDR S&P Bank ETF (KBE)	69
SPDR S&P Capital Markets ETF (KCE)	70
SPDR S&P Insurance ETF (KIE)	71
SPDR S&P Mortgage Financesm ETF (KME)	72
SPDR S&P Regional Bankingsm ETF (KRE)	73
SPDR Morgan Stanley Technology ETF (MTK)	74
SPDR S&P Dividend ETF (SDY)	75
SPDR S&P Aerospace & Defense ETF (XAR)	77
SPDR S&P Biotech ETF (XBI)	78
SPDR S&P Health Care Equipment ETF (XHE)	79
SPDR S&P Health Care Services ETF (XHS)	80
SPDR S&P Homebuilders ETF (XHB)	81
SPDR S&P Metals & Mining ETF (XME)	82
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	83
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	84
SPDR S&P Pharmaceuticals ETF (XPH)	85
SPDR S&P Retail ETF (XRT)	86
SPDR S&P Semiconductor ETF (XSD)	88
SPDR S&P Software & Services ETF (XSW)	89

SPDR S&P Telecom ETF (XTL)	91
SPDR S&P Transportation ETF (XTN)	92
SPDR Wells Fargo® Preferred Stock ETF (PSK)	93
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)	96
SPDR Barclays Capital TIPS ETF (IPE)	97
SPDR Barclays Capital Short Term Treasury ETF (SST)	98
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)	100
SPDR Barclays Capital Long Term Treasury ETF (TLO)	102
SDPR Barclays Capital Short Term Corporate Bond ETF (SCPB)	103
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (ITR)	113
SPDR Barclays Capital Long Term Corporate Bond ETF (LWC)	128
SPDR Barclays Capital Issuer Scored Corporate Bond ETF (CBND)	138
SPDR Barclays Capital Convertible Securities ETF (CWB)	149
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)	152
SPDR Barclays Capital Aggregate Bond ETF (LAG)	153
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)	167
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)	176
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)	179
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)	181
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	189
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	191
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)	196
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	200
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)	202
SPDR Barclays Capital International Treasury Bond ETF (BWX)	205
SPDR Barclays Capital International Corporate Bond ETF (IBND)	210
SPDR Barclays Capital Emerging Markets Local Bond ETF (EBND)	217
SPDR Barclays Capital High Yield Bond ETF (JNK)	221
SPDR Barclays Capital Short Term High Yield Bond ETF (SJNK)	227
SPDR Barclays Capital Investment Grade Floating Rate ETF (FLRN)	234
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)	237
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)	240

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
BE Aerospace, Inc. (a)	5,497	$231,424
Ceradyne, Inc.	959	23,428
Engility Holdings, Inc. (a)(b)	658	12,140
Exelis, Inc.	6,381	65,980
General Dynamics Corp.	8,590	567,971
Honeywell International, Inc.	19,025	1,136,744
Huntington Ingalls Industries, Inc. (a)	1,619	68,079
L-3 Communications Holdings, Inc.	3,950	283,254
Lockheed Martin Corp.	8,887	829,868
National Presto Industries, Inc. (b)	1,284	93,578
Northrop Grumman Corp.	9,716	645,434
Precision Castparts Corp.	3,464	565,810
Raytheon Co.	12,527	716,043
Rockwell Collins, Inc.	6,227	334,016
Textron, Inc. (b)	7,848	205,382
The Boeing Co.	18,522	1,289,502
United Technologies Corp.	23,787	1,862,284

		8,930,937

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	4,524	264,880
Expeditors International of Washington, Inc.	6,630	241,067
FedEx Corp.	8,169	691,261
Forward Air Corp. (b)	6,059	184,254
United Parcel Service, Inc. (Class B)	20,715	1,482,572
UTI Worldwide, Inc.	6,568	88,471

		2,952,505

AIRLINES — 0.2%
Delta Air Lines, Inc. (a)	17,465	159,979
JetBlue Airways Corp. (a)(b)	9,536	45,678
Republic Airways Holdings, Inc. (a)(b)	36,056	166,939
Southwest Airlines Co.	20,634	180,960
United Continental Holdings, Inc. (a)(b)	8,911	173,765
US Airways Group, Inc. (a)(b)	5,266	55,082

		782,403

AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)(b)	1,380	15,553
BorgWarner, Inc. (a)(b)	2,677	185,007
Gentex Corp. (b)	9,641	163,993
Johnson Controls, Inc.	18,853	516,572
Modine Manufacturing Co. (a)(b)	12,799	94,457
The Goodyear Tire & Rubber Co. (a)	9,463	115,354

		1,090,936

AUTOMOBILES — 0.3%
Ford Motor Co.	88,139	869,051
Harley-Davidson, Inc.	8,493	359,848
Thor Industries, Inc. (b)	981	35,630

		1,264,529

BEVERAGES — 2.0%
Beam, Inc.	4,276	246,041
Central European Distribution Corp. (a)(b)	1,473	4,198
Coca-Cola Enterprises, Inc.	10,773	336,872
Constellation Brands, Inc. (Class A) (a)	7,692	248,836
Dr. Pepper Snapple Group, Inc. (b)	7,204	320,794
Molson Coors Brewing Co. (Class B)	4,037	181,867
Monster Beverage Corp. (a)	4,530	245,345
PepsiCo, Inc.	42,551	3,011,334
The Coca-Cola Co.	112,359	4,261,777

		8,857,064

BIOTECHNOLOGY — 2.2%
Acorda Therapeutics, Inc. (a)	2,433	62,309
Alexion Pharmaceuticals, Inc. (a)	4,612	527,613
Alkermes PLC (a)(b)	4,528	93,956
Alnylam Pharmaceuticals, Inc. (a)(b)	2,088	39,234
AMAG Pharmaceuticals, Inc. (a)(b)	568	10,076
Amgen, Inc.	29,027	2,447,557
Biogen Idec, Inc. (a)	8,346	1,245,474
BioMarin Pharmaceutical, Inc. (a)(b)	3,640	146,583
Celgene Corp. (a)	13,282	1,014,745
Chelsea Therapeutics International, Ltd. (a)	12,876	15,451
Cubist Pharmaceuticals, Inc. (a)(b)	2,443	116,482
Dendreon Corp. (a)(b)	7,531	36,375
Gilead Sciences, Inc. (a)	25,737	1,707,135
Incyte Corp. (a)(b)	2,760	49,818
InterMune, Inc. (a)(b)	1,117	10,019
Isis Pharmaceuticals, Inc. (a)(b)	4,355	61,275
Medivation, Inc. (a)(b)	11,020	621,087
Myriad Genetics, Inc. (a)	2,661	71,820
Neurocrine Biosciences, Inc. (a)(b)	3,714	29,638
Novavax, Inc. (a)(b)	6,800	14,688
Onyx Pharmaceuticals, Inc. (a)	2,169	183,280
PDL BioPharma, Inc. (b)	6,723	51,700
Regeneron Pharmaceuticals, Inc. (a)	1,708	260,743
Rigel Pharmaceuticals, Inc. (a)(b)	16,100	165,025
Sarepta Therapeutics, Inc. (a)(b)	3,493	54,246
SIGA Technologies, Inc. (a)	14,177	45,366
Spectrum Pharmaceuticals, Inc. (a)(b)	5,901	69,042
Vertex Pharmaceuticals, Inc. (a)	4,464	249,761

		9,400,498

BUILDING PRODUCTS — 0.2%
Builders FirstSource, Inc. (a)(b)	48,639	252,436
Fortune Brands Home & Security, Inc. (a)	4,276	115,495
Masco Corp.	11,258	169,433
Quanex Building Products Corp. (b)	1,060	19,970
Simpson Manufacturing Co., Inc. (b)	2,671	76,444
USG Corp. (a)(b)	10,425	228,829

		862,607

CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc. (a)	1,282	157,686
Ameriprise Financial, Inc.	6,974	395,356
BlackRock, Inc.	1,066	190,068
Diamond Hill Investment Group, Inc. (b)	238	18,250
E*TRADE Financial Corp. (a)	5,757	50,719
Eaton Vance Corp. (b)	3,632	105,183
Federated Investors, Inc. (Class B) (b)	1,698	35,132
Franklin Resources, Inc.	4,221	527,920
Intl. FCStone, Inc. (a)(b)	5,016	95,605

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Invesco, Ltd.	12,302	$307,427
Janus Capital Group, Inc. (b)	10,429	98,450
Jefferies Group, Inc.	4,050	55,444
KBW, Inc. (b)	1,464	24,112
Knight Capital Group, Inc. (Class A) (a)	1,308	3,505
Legg Mason, Inc. (b)	6,140	151,535
Medallion Financial Corp. (b)	1,858	21,943
Morgan Stanley	33,246	556,538
Northern Trust Corp.	6,543	303,693
Raymond James Financial, Inc.	3,090	113,248
SEI Investments Co.	9,883	211,990
State Street Corp. (c)	13,932	584,587
T. Rowe Price Group, Inc.	7,366	466,268
TD Ameritrade Holding Corp.	7,526	115,675
The Bank of New York Mellon Corp.	31,632	715,516
The Charles Schwab Corp. (b)	27,606	353,081
The Goldman Sachs Group, Inc.	12,056	1,370,526
Waddell & Reed Financial, Inc. (Class A) (b)	5,514	180,694
Walter Investment Management Corp. (a)	803	29,719

		7,239,870

CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	5,355	442,859
Airgas, Inc.	2,437	200,565
Ashland, Inc.	3,062	219,239
Cabot Corp.	3,492	127,702
Calgon Carbon Corp. (a)(b)	3,005	43,002
Celanese Corp. (Series A)	5,112	193,796
CF Industries Holdings, Inc.	2,098	466,260
E. I. du Pont de Nemours & Co.	25,301	1,271,881
Eastman Chemical Co.	7,133	406,652
Ecolab, Inc.	11,157	723,085
FMC Corp.	4,216	233,482
Monsanto Co.	15,786	1,436,842
PPG Industries, Inc.	5,495	631,046
Praxair, Inc.	9,543	991,327
Sigma-Aldrich Corp. (b)	2,988	215,046
Stepan Co.	1,543	148,313
The Dow Chemical Co.	29,291	848,267
The Mosaic Co.	5,024	289,433
The Sherwin-Williams Co.	2,253	335,494
TPC Group, Inc. (a)	6,748	275,386

		9,499,677

COMMERCIAL BANKS — 3.2%
Bank of Hawaii Corp. (b)	1,447	66,012
Banner Corp.	7,327	198,562
BB&T Corp.	18,300	606,828
BBCN Bancorp, Inc. (a)	16,679	210,322
CapitalSource, Inc.	3,070	23,271
Cathay General Bancorp	2,016	34,796
Centerstate Banks, Inc. (b)	11,633	103,766
CIT Group, Inc. (a)	5,583	219,914
Columbia Banking System, Inc. (b)	7,847	145,483
Comerica, Inc.	4,057	125,970
CVB Financial Corp. (b)	12,305	146,922
East West Bancorp, Inc.	3,560	75,187
F.N.B. Corp. (b)	11,154	125,036
Fifth Third Bancorp	21,431	332,395
First Bancorp (b)	10,586	122,057
First Commonwealth Financial Corp. (b)	39,274	276,882
First Financial Bancorp (b)	12,532	211,916
First Horizon National Corp. (b)	6,956	66,986
First Merchants Corp. (b)	8,817	132,343
First Niagara Financial Group, Inc.	15,958	129,100
Huntington Bancshares, Inc.	13,906	95,951
Independent Bank Corp.-Massachusetts (b)	5,669	170,580
International Bancshares Corp. (b)	10,977	209,112
Keycorp	14,390	125,769
M&T Bank Corp. (b)	2,356	224,197
MB Financial, Inc.	12,532	247,507
National Penn Bancshares, Inc. (b)	12,135	110,550
Old National Bancorp (b)	2,349	31,970
PacWest Bancorp	3,306	77,261
PNC Financial Services Group, Inc.	16,363	1,032,505
Popular, Inc. (a)	17,963	313,095
Regions Financial Corp.	25,156	181,375
Sandy Spring Bancorp, Inc. (b)	9,436	181,643
Simmons First National Corp. (b)	5,904	143,792
SunTrust Banks, Inc.	14,085	398,183
Susquehanna Bancshares, Inc.	10,602	110,897
Trustmark Corp. (b)	2,253	54,838
U.S. Bancorp	48,197	1,653,157
Umpqua Holdings Corp. (b)	9,387	120,998
United Bankshares, Inc. (b)	1,715	42,721
United Community Banks, Inc. (a)(b)	5,998	50,323
Wells Fargo & Co.	136,052	4,697,876
Western Alliance Bancorp (a)(b)	15,039	153,398
Wilshire Bancorp, Inc. (a)(b)	27,862	175,531
Zions Bancorporation (b)	5,823	120,274

		14,077,251

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ACCO Brands Corp. (a)	1,222	7,931
Avery Dennison Corp. (b)	4,382	139,435
Cintas Corp.	6,054	250,938
Courier Corp. (b)	5,193	63,458
Covanta Holding Corp.	4,286	73,548
Ennis, Inc.	9,723	159,554
Herman Miller, Inc. (b)	5,667	110,167
Iron Mountain, Inc.	7,524	256,644
Pitney Bowes, Inc. (b)	7,277	100,568
R.R. Donnelley & Sons Co. (b)	9,218	97,711
Republic Services, Inc.	7,847	215,871
Stericycle, Inc. (a)(b)	2,088	189,006
Tyco International, Ltd.	6,317	355,394
Waste Connections, Inc. (b)	4,144	125,356
Waste Management, Inc. (b)	13,686	439,047

		2,584,628

COMMUNICATIONS EQUIPMENT — 1.9%
Arris Group, Inc. (a)	7,378	94,365
Brocade Communications Systems, Inc. (a)	7,842	46,385
Ciena Corp. (a)(b)	8,662	117,803
Cisco Systems, Inc.	161,443	3,081,947
Comtech Telecommunications Corp. (b)	1,473	40,714
EchoStar Corp. (Class A) (a)	1,783	51,101

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Emulex Corp. (a)	1,055	$7,607
F5 Networks, Inc. (a)	2,825	295,777
Finisar Corp. (a)(b)	6,946	99,328
Harmonic, Inc. (a)	4,124	18,723
Harris Corp.	5,247	268,751
InterDigital, Inc. (b)	2,198	81,941
JDS Uniphase Corp. (a)	10,030	124,222
Juniper Networks, Inc. (a)	16,740	286,421
Motorola Solutions, Inc.	9,070	458,488
Plantronics, Inc. (b)	1,447	51,123
Polycom, Inc. (a)	6,708	66,208
QUALCOMM, Inc.	46,275	2,891,725
Riverbed Technology, Inc. (a)	5,414	125,984
Tellabs, Inc.	18,367	65,019

		8,273,632

COMPUTERS & PERIPHERALS — 5.0%
Apple, Inc.	24,864	16,590,753
Avid Technology, Inc. (a)(b)	2,417	22,865
Dell, Inc.	49,846	491,482
EMC Corp. (a)	56,855	1,550,436
Hewlett-Packard Co.	67,703	1,155,013
Lexmark International, Inc. (Class A) (b)	3,061	68,107
NCR Corp. (a)	6,713	156,480
NetApp, Inc. (a)	12,465	409,849
Novatel Wireless, Inc. (a)(b)	8,550	16,929
QLogic Corp. (a)	8,348	95,334
SanDisk Corp. (a)	9,712	421,792
Seagate Technology PLC	14,576	451,856
Western Digital Corp.	8,344	323,163

		21,754,059

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp. (a)	2,439	51,609
EMCOR Group, Inc.	2,362	67,411
Fluor Corp.	5,502	309,653
Jacobs Engineering Group, Inc. (a)	3,634	146,923
KBR, Inc.	4,466	133,176
Quanta Services, Inc. (a)	5,347	132,071
The Shaw Group, Inc. (a)	2,588	112,889
URS Corp.	2,281	80,542

		1,034,274

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	2,362	109,266
Martin Marietta Materials, Inc. (b)	1,700	140,879
Vulcan Materials Co.	3,562	168,483

		418,628

CONSUMER FINANCE — 0.7%
American Express Co.	30,478	1,732,979
Capital One Financial Corp.	13,183	751,563
Discover Financial Services	13,125	521,456
SLM Corp.	14,469	227,453

		3,233,451

CONTAINERS & PACKAGING — 0.1%
Crown Holdings, Inc. (a)	7,459	274,118
Owens-Illinois, Inc. (a)	6,154	115,449
Sealed Air Corp. (b)	8,349	129,076

		518,643

DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,060	186,752
LKQ Corp. (a)	10,386	192,141
Pool Corp.	5,340	222,037

		600,930

DIVERSIFIED CONSUMER SERVICES — 0.2%
Apollo Group, Inc. (a)	4,279	124,305
Ascent Media Corp. (Class A) (a)	786	42,452
Capella Education Co. (a)	1,308	45,858
Career Education Corp. (a)(b)	4,691	17,685
Corinthian Colleges, Inc. (a)(b)	3,576	8,511
DeVry, Inc. (b)	1,847	42,038
H&R Block, Inc.	9,137	158,344
ITT Educational Services, Inc. (a)(b)	1,463	47,153
Service Corp. International	19,487	262,295
Sotheby’s (b)	1,954	61,551
Strayer Education, Inc. (b)	500	32,175

		842,367

DIVERSIFIED FINANCIAL SERVICES — 2.5%
Bank of America Corp.	279,630	2,469,133
Citigroup, Inc.	64,108	2,097,614
CME Group, Inc.	9,700	555,810
IntercontinentalExchange, Inc. (a)	2,349	313,380
JPMorgan Chase & Co.	111,750	4,523,640
Leucadia National Corp.	7,200	163,800
Moody’s Corp. (b)	6,869	303,404
MSCI, Inc. (Class A) (a)	3,005	107,549
NYSE Euronext	9,383	231,291
PHH Corp. (a)	1,941	39,499
The NASDAQ OMX Group, Inc.	5,663	131,919

		10,937,039

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	163,082	6,148,191
CenturyLink, Inc.	16,669	673,428
Cogent Communications Group, Inc. (b)	5,016	115,318
Consolidated Communications Holdings, Inc. (b)	7,168	123,218
Frontier Communications Corp. (b)	35,701	174,935
Level 3 Communications, Inc. (a)	1,686	38,727
tw telecom, Inc. (a)(b)	6,706	174,825
Verizon Communications, Inc.	77,168	3,516,546
Windstream Corp. (b)	14,987	151,519

		11,116,707

ELECTRIC UTILITIES — 1.8%
American Electric Power Co., Inc.	11,880	522,007
Duke Energy Corp.	15,922	1,031,746
Edison International	9,638	440,360
Entergy Corp.	5,180	358,974
Exelon Corp.	23,725	844,136
FirstEnergy Corp.	13,367	589,485
Hawaiian Electric Industries, Inc.	400	10,524
MGE Energy, Inc. (b)	5,598	296,638
NextEra Energy, Inc.	10,280	722,992
Northeast Utilities	4,144	158,425
Pepco Holdings, Inc. (b)	11,975	226,328
Pinnacle West Capital Corp.	3,240	171,072
PNM Resources, Inc. (b)	8,017	168,598
PPL Corp.	11,641	338,171

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Southern Co.	22,569	$1,040,205
Unitil Corp.	11,083	301,679
Xcel Energy, Inc.	15,764	436,820

		7,658,160

ELECTRICAL EQUIPMENT — 0.6%
Capstone Turbine Corp. (a)(b)	38,203	38,203
Cooper Industries PLC	2,357	176,916
Emerson Electric Co.	21,685	1,046,735
General Cable Corp. (a)(b)	3,010	88,434
GrafTech International, Ltd. (a)(b)	4,922	44,249
Hubbell, Inc. (Class B)	3,808	307,458
Rockwell Automation, Inc.	5,109	355,331
Roper Industries, Inc.	4,303	472,857
The Babcock & Wilcox Co. (a)	4,143	105,522

		2,635,705

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. (Class A)	6,800	400,384
Arrow Electronics, Inc. (a)	6,550	220,801
Avnet, Inc. (a)	7,526	218,931
Benchmark Electronics, Inc. (a)(b)	5,515	84,214
Corning, Inc.	43,058	566,213
Dolby Laboratories, Inc. (Class A) (a)(b)	2,008	65,762
FEI Co. (b)	3,899	208,597
FLIR Systems, Inc.	4,779	95,461
Itron, Inc. (a)(b)	1,227	52,945
Jabil Circuit, Inc.	7,373	138,023
Molex, Inc.	7,033	184,827
National Instruments Corp.	4,132	104,002
Power-One, Inc. (a)	2,360	13,216
Sanmina-SCI Corp. (a)(b)	4,460	37,865
TE Connectivity, Ltd.	6,705	228,037
Tech Data Corp. (a)	4,764	215,809
Trimble Navigation, Ltd. (a)	6,702	319,417
Vishay Intertechnology, Inc. (a)(b)	10,507	103,284
Vishay Precision Group, Inc. (a)(b)	738	10,317

		3,268,105

ENERGY EQUIPMENT & SERVICES — 1.9%
Baker Hughes, Inc.	13,846	626,255
Basic Energy Services, Inc. (a)(b)	11,827	132,699
Cameron International Corp. (a)	7,192	403,255
Diamond Offshore Drilling, Inc. (b)	1,447	95,227
Dresser-Rand Group, Inc. (a)	734	40,451
Exterran Holdings, Inc. (a)(b)	3,558	72,156
FMC Technologies, Inc. (a)	7,539	349,056
Halliburton Co.	27,201	916,402
Helix Energy Solutions Group, Inc. (a)(b)	2,036	37,198
Helmerich & Payne, Inc.	3,708	176,538
ION Geophysical Corp. (a)(b)	34,302	238,056
McDermott International, Inc. (a)	8,333	101,829
Nabors Industries, Ltd. (a)	10,357	145,309
National Oilwell Varco, Inc.	13,442	1,076,839
Noble Corp. (a)	3,476	124,371
Oceaneering International, Inc.	1,222	67,516
Patterson-UTI Energy, Inc. (b)	8,491	134,497
Rowan Cos. PLC (a)	6,805	229,805
Schlumberger, Ltd.	39,848	2,882,206
Superior Energy Services, Inc. (a)	8,349	171,321
TGC Industries, Inc. (a)(b)	11,251	81,007
Tidewater, Inc.	2,038	98,904
Weatherford International, Ltd. (a)	11,986	151,982

		8,352,879

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	12,461	1,247,658
CVS Caremark Corp.	41,570	2,012,819
Safeway, Inc. (b)	13,336	214,576
SUPERVALU, Inc. (b)	7,529	18,145
Sysco Corp. (b)	18,118	566,550
The Kroger Co.	16,658	392,129
Wal-Mart Stores, Inc.	52,187	3,851,401
Walgreen Co.	26,124	951,959
Whole Foods Market, Inc.	4,143	403,528

		9,658,765

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	16,838	457,657
Bunge, Ltd.	4,133	277,118
Campbell Soup Co. (b)	9,236	321,597
ConAgra Foods, Inc.	16,681	460,229
Dean Foods Co. (a)	6,559	107,240
Flowers Foods, Inc. (b)	9,130	184,243
General Mills, Inc.	20,082	800,268
Green Mountain Coffee Roasters, Inc. (a)(b)	2,440	57,950
H.J. Heinz Co. (b)	8,726	488,220
Kellogg Co.	5,987	309,288
Kraft Foods, Inc. (Class A)	40,360	1,668,886
McCormick & Co., Inc.	3,231	200,451
Mead Johnson Nutrition Co.	5,583	409,122
Sanderson Farms, Inc.	330	14,642
Smithfield Foods, Inc. (a)	4,618	90,744
The Hershey Co.	5,083	360,334
The J.M. Smucker Co.	2,847	245,781
TreeHouse Foods, Inc. (a)(b)	2,686	141,015
Tyson Foods, Inc. (Class A)	10,827	173,449

		6,768,234

GAS UTILITIES — 0.0% (d)
Delta Natural Gas Co., Inc. (b)	4,375	84,700
Gas Natural, Inc. (b)	2,981	29,631
Questar Corp.	4,297	87,358

		201,689

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
ABIOMED, Inc. (a)(b)	3,394	71,240
Alere, Inc. (a)	3,232	62,992
Baxter International, Inc.	17,237	1,038,701
Becton, Dickinson and Co. (b)	7,050	553,848
Boston Scientific Corp. (a)	39,882	228,923
C.R. Bard, Inc.	3,712	388,461
CareFusion Corp. (a)	5,494	155,974
Covidien PLC	7,698	457,415
DENTSPLY International, Inc. (b)	3,473	132,460
Edwards Lifesciences Corp. (a)	5,651	606,748
Hologic, Inc. (a)	10,185	206,144
Intuitive Surgical, Inc. (a)	973	482,248
MAKO Surgical Corp. (a)(b)	1,144	19,917
Masimo Corp. (a)(b)	2,265	54,768
Medtronic, Inc.	32,365	1,395,579

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

NuVasive, Inc. (a)(b)	1,634	$37,435
ResMed, Inc. (b)	4,542	183,815
St. Jude Medical, Inc.	10,129	426,735
Stryker Corp.	7,925	441,105
Thoratec Corp. (a)	2,012	69,615
Varian Medical Systems, Inc. (a)(b)	4,603	277,653
Vascular Solutions, Inc. (a)	2,096	31,042
Zimmer Holdings, Inc.	6,306	426,412

		7,749,230

HEALTH CARE PROVIDERS & SERVICES — 2.3%
Aetna, Inc.	12,550	496,980
Amedisys, Inc. (a)	1,361	18,795
AmerisourceBergen Corp.	7,687	297,564
athenahealth, Inc. (a)(b)	1,308	120,035
Cardinal Health, Inc.	10,989	428,241
CIGNA Corp.	9,077	428,162
Community Health Systems, Inc. (a)	1,874	54,608
Coventry Health Care, Inc.	5,412	225,626
DaVita, Inc. (a)	4,049	419,517
Express Scripts Holding Co. (a)	25,335	1,587,745
Health Management Associates, Inc. (Class A) (a)(b)	8,330	69,889
Health Net, Inc. (a)	5,422	122,049
HEALTHSOUTH Corp. (a)(b)	5,589	134,471
Healthways, Inc. (a)	724	8,478
Henry Schein, Inc. (a)	4,549	360,599
Humana, Inc.	5,662	397,189
Laboratory Corp. of America Holdings (a)	2,921	270,105
McKesson Corp.	8,893	765,065
Omnicare, Inc.	4,680	158,980
Patterson Cos., Inc. (b)	4,683	160,346
PSS World Medical, Inc. (a)(b)	4,220	96,132
Quest Diagnostics, Inc.	3,801	241,098
Tenet Healthcare Corp. (a)	17,005	106,621
UnitedHealth Group, Inc.	32,919	1,824,042
VCA Antech, Inc. (a)(b)	4,932	97,308
WellCare Health Plans, Inc. (a)	640	36,192
WellPoint, Inc.	14,469	839,347

		9,765,184

HOTELS, RESTAURANTS & LEISURE — 2.2%
Biglari Holdings, Inc. (a)	340	124,120
Bob Evans Farms, Inc. (b)	7,754	303,414
Brinker International, Inc.	4,112	145,154
Carnival Corp.	11,825	430,903
Darden Restaurants, Inc. (b)	5,010	279,308
International Game Technology	11,411	149,370
Interval Leisure Group, Inc. (b)	1,610	30,477
Las Vegas Sands Corp.	13,095	607,215
Marriott International, Inc. (Class A) (b)	11,403	445,857
Marriott Vacations Worldwide Corp. (a)	1,364	49,131
McDonald’s Corp.	27,485	2,521,749
MGM Resorts International (a)	7,767	83,495
Panera Bread Co. (Class A) (a)	1,290	220,448
Penn National Gaming, Inc. (a)	3,724	160,504
Royal Caribbean Cruises, Ltd.	3,487	105,342
Ryman Hospitality Properties (a)	1,060	41,902
Scientific Games Corp. (Class A) (a)	5,670	46,891
Starbucks Corp.	20,782	1,054,687
Starwood Hotels & Resorts Worldwide, Inc.	6,805	394,418
The Cheesecake Factory, Inc. (b)	5,893	210,675
Wyndham Worldwide Corp.	10,363	543,850
Wynn Resorts, Ltd.	3,408	393,420
Yum! Brands, Inc.	14,977	993,574

		9,335,904

HOUSEHOLD DURABLES — 0.6%
American Greetings Corp. (Class A) (b)	5,974	100,363
D.R. Horton, Inc. (b)	10,130	209,083
Garmin, Ltd. (b)	4,840	202,022
Harman International Industries, Inc. (b)	3,145	145,173
KB HOME (b)	5,590	80,217
Leggett & Platt, Inc. (b)	8,162	204,458
Lennar Corp. (Class A) (b)	6,798	236,366
Mohawk Industries, Inc. (a)	1,447	115,789
NACCO Industries, Inc.	1,349	169,178
Newell Rubbermaid, Inc.	11,155	212,949
NVR, Inc. (a)	243	205,214
Pulte Group, Inc. (a)	14,825	229,787
The Ryland Group, Inc. (b)	2,337	70,110
Toll Brothers, Inc. (a)(b)	4,695	156,015
Whirlpool Corp.	2,581	213,991

		2,550,715

HOUSEHOLD PRODUCTS — 2.0%
Church & Dwight Co., Inc. (b)	8,168	440,991
Colgate-Palmolive Co.	13,323	1,428,492
Energizer Holdings, Inc.	2,433	181,526
Kimberly-Clark Corp.	10,268	880,789
The Clorox Co.	3,806	274,222
The Procter & Gamble Co.	77,852	5,399,815

		8,605,835

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Corp. (a)	9,883	170,976
GenOn Energy, Inc. (a)	34,713	87,824
NRG Energy, Inc.	10,288	220,060
The AES Corp. (a)	20,805	228,231

		707,091

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	17,695	1,635,372
Danaher Corp.	12,937	713,475
General Electric Co.	295,529	6,711,464
Raven Industries, Inc. (b)	5,014	147,562

		9,207,873

INSURANCE — 3.7%
ACE, Ltd.	4,898	370,289
Aflac, Inc.	13,605	651,407
American International Group, Inc. (a)	10,216	334,983
Aon PLC	7,686	401,901
Arthur J. Gallagher & Co.	2,998	107,388
Assurant, Inc.	4,211	157,070
Assured Guaranty, Ltd.	4,360	59,383
Berkshire Hathaway, Inc. (Class B) (a)	53,279	4,699,208
Cincinnati Financial Corp. (b)	4,612	174,749

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Eastern Insurance Holdings, Inc. (b)	5,520	$92,570
Everest Re Group, Ltd.	1,878	200,871
Fidelity National Financial, Inc. (Class A)	7,674	164,147
Genworth Financial, Inc. (Class A) (a)	14,072	73,597
Hartford Financial Services Group, Inc.	12,392	240,901
Lincoln National Corp.	12,461	301,432
Loews Corp.	13,103	540,630
Marsh & McLennan Cos., Inc.	13,354	453,101
MBIA, Inc. (a)(b)	5,738	58,126
MetLife, Inc.	15,950	549,637
Old Republic International Corp.	11,734	109,126
PartnerRe, Ltd. (b)	2,091	155,319
Principal Financial Group, Inc.	11,557	311,346
ProAssurance Corp.	3,550	321,062
Protective Life Corp. (b)	874	22,908
Prudential Financial, Inc.	13,108	714,517
Reinsurance Group of America, Inc.	2,182	126,272
RenaissanceRe Holdings, Ltd.	2,346	180,736
Seabright Holdings, Inc. (b)	9,620	105,820
Selective Insurance Group, Inc. (b)	7,272	138,095
Stewart Information Services Corp. (b)	8,967	180,595
The Allstate Corp.	16,347	647,505
The Chubb Corp.	10,693	815,662
The Hanover Insurance Group, Inc.	3,227	120,238
The Phoenix Cos, Inc. (a)(b)	2,645	81,122
The Progressive Corp.	18,196	377,385
The Travelers Cos., Inc.	17,319	1,182,195
Torchmark Corp.	3,643	187,068
Unum Group	12,772	245,478
Validus Holdings, Ltd.	4,299	145,779
W.R. Berkley Corp.	4,056	152,059
XL Group PLC	9,067	217,880

		16,169,557

INTERNET & CATALOG RETAIL — 0.9%
Amazon.com, Inc. (a)	9,156	2,328,554
Expedia, Inc.	4,709	272,369
HSN, Inc. (b)	1,610	78,971
Liberty Interactive Corp. (Class A) (a)	18,274	338,069
Liberty Ventures, Series A (a)	947	47,009
Netflix, Inc. (a)(b)	1,132	61,626
Priceline.com, Inc. (a)	1,065	658,947
TripAdvisor, Inc. (a)	4,709	155,067

		3,940,612

INTERNET SOFTWARE & SERVICES — 1.9%
Akamai Technologies, Inc. (a)	6,226	238,207
AOL, Inc. (a)	3,319	116,928
EarthLink, Inc. (b)	10,912	77,693
eBay, Inc. (a)	28,741	1,391,352
Equinix, Inc. (a)(b)	1,149	236,752
Facebook, Inc. (a)	8,676	187,835
Google, Inc. (Class A) (a)	6,478	4,887,651
IAC/InterActiveCorp.	4,199	218,600
Internap Network Services Corp. (a)(b)	13,762	97,022
Local Corp. (a)(b)	19,973	39,746
Monster Worldwide, Inc. (a)(b)	6,079	44,559
VeriSign, Inc. (a)	6,384	310,837
WebMD Health Corp. (a)(b)	799	11,210
Yahoo!, Inc. (a)	32,931	526,073

		8,384,465

IT SERVICES — 3.5%
Accenture PLC (Class A)	10,239	717,037
Alliance Data Systems Corp. (a)(b)	1,866	264,879
Automatic Data Processing, Inc.	15,285	896,618
Broadridge Financial Solutions, Inc.	5,329	124,326
Cognizant Technology Solutions Corp. (Class A) (a)	9,962	696,543
Computer Sciences Corp.	5,676	182,824
Fidelity National Information Services, Inc.	12,882	402,176
Fiserv, Inc. (a)	6,476	479,418
International Business Machines Corp.	32,773	6,798,759
Jack Henry & Associates, Inc.	4,046	153,343
Lender Processing Services, Inc.	3,810	106,261
Mastercard, Inc. (Class A)	2,362	1,066,396
Paychex, Inc. (b)	10,666	355,071
SAIC, Inc.	6,162	74,190
Teradata Corp. (a)	6,703	505,473
The Western Union Co.	18,699	340,696
Total System Services, Inc.	5,988	141,916
Unisys Corp. (a)(b)	2,281	47,490
VeriFone Systems, Inc. (a)	1,066	29,688
Visa, Inc. (Class A)	12,796	1,718,247

		15,101,351

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp. (b)	4,944	111,883
Hasbro, Inc. (b)	6,406	244,517
Mattel, Inc.	14,904	528,794

		885,194

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	3,084	13,354
Agilent Technologies, Inc.	12,299	472,897
Charles River Laboratories International, Inc. (a)	1,958	77,537
Covance, Inc. (a)	1,795	83,809
Illumina, Inc. (a)(b)	3,732	179,882
Life Technologies Corp. (a)	6,147	300,465
PerkinElmer, Inc.	6,811	200,720
Sequenom, Inc. (a)(b)	2,412	8,514
Techne Corp.	2,836	204,022
Thermo Fisher Scientific, Inc.	12,931	760,731
Waters Corp. (a)	3,816	317,987

		2,619,918

MACHINERY — 2.4%
AGCO Corp. (a)	2,181	103,554
Caterpillar, Inc.	16,969	1,460,013
CLARCOR, Inc.	2,013	89,840
Commercial Vehicle Group, Inc. (a)(b)	23,882	175,533
Crane Co.	3,887	155,208
Cummins, Inc.	5,027	463,540
Deere & Co.	11,744	968,762
Donaldson Co., Inc. (b)	4,454	154,598
Dover Corp.	5,098	303,280
Eaton Corp.	9,709	458,847
Federal Signal Corp. (a)	11,183	70,676
Flowserve Corp.	1,466	187,267

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Graco, Inc. (b)	580	$29,162
Harsco Corp.	3,979	81,689
IDEX Corp.	6,963	290,844
Illinois Tool Works, Inc. (b)	17,391	1,034,243
Ingersoll-Rand PLC	4,292	192,367
ITT Corp.	3,169	63,855
John Bean Technologies Corp. (b)	811	13,244
Joy Global, Inc.	4,119	230,911
Lincoln Electric Holdings, Inc.	3,634	141,908
Meritor, Inc. (a)(b)	37,710	159,890
Mueller Water Products, Inc. (Class A)	57,534	281,917
Navistar International Corp. (a)(b)	2,256	47,579
Oshkosh Corp. (a)	4,385	120,280
PACCAR, Inc. (b)	9,386	375,675
Pall Corp.	6,891	437,510
Parker Hannifin Corp.	5,746	480,251
Pentair, Inc. (a)(b)	4,696	209,019
SPX Corp.	2,509	164,114
Stanley Black & Decker, Inc.	3,807	290,284
Terex Corp. (a)(b)	4,053	91,517
The Manitowoc Co., Inc. (b)	24,292	324,055
Timken Co.	5,330	198,063
WABCO Holdings, Inc. (a)	2,766	159,515
Watts Water Technologies, Inc. (Class A) (b)	4,679	177,007
Xylem, Inc.	6,381	160,482

		10,346,499

MARINE — 0.0% (d)
Genco Shipping & Trading, Ltd. (a)(b)	800	2,944

MEDIA — 3.9%
AMC Networks, Inc. (Class A) (a)	1,958	85,212
Cablevision Systems Corp. (Class A) (b)	7,940	125,849
CBS Corp.	19,514	708,944
Comcast Corp. (Class A)	77,013	2,754,755
DIRECTV (Class A) (a)	28,071	1,472,605
Discovery Communications, Inc. (Series A) (a)	8,889	530,051
DISH Network Corp. (Class A)	8,969	274,541
Gannett Co., Inc. (b)	11,976	212,574
Journal Communications, Inc. (Class A) (a)	10,427	54,220
Lamar Advertising Co. (Class A) (a)	3,571	132,341
Liberty Global, Inc. (Series A) (a)	11,486	697,775
Liberty Media Corp. — Liberty Capital (Class A) (a)	4,936	514,183
Live Nation Entertainment, Inc. (a)(b)	4,367	37,600
News Corp. (Class A)	63,110	1,548,088
Omnicom Group, Inc. (b)	8,652	446,097
Scripps Networks Interactive, Inc. (Class A)	2,014	123,317
Sirius XM Radio, Inc. (a)	98,873	257,070
The Interpublic Group of Cos., Inc.	16,664	185,304
The Madison Square Garden Co. (Class A) (a)	1,958	78,849
The McGraw-Hill Cos., Inc.	11,004	600,708
The New York Times Co. (Class A) (a)(b)	3,317	32,374
The Walt Disney Co.	50,414	2,635,644
Time Warner Cable, Inc.	8,749	831,680
Time Warner, Inc.	35,888	1,626,803
Valassis Communications, Inc. (a)(b)	400	9,876
Viacom, Inc. (Class B)	15,038	805,886

		16,782,346

METALS & MINING — 0.9%
AK Steel Holding Corp. (b)	7,280	34,944
Alcoa, Inc.	25,166	222,719
Allegheny Technologies, Inc.	2,836	90,468
Allied Nevada Gold Corp. (a)(b)	1,552	60,621
Century Aluminum Co. (a)(b)	2,825	20,199
Cliffs Natural Resources, Inc. (b)	4,540	177,650
Coeur d’Alene Mines Corp. (a)	1,206	34,769
Commercial Metals Co.	4,536	59,875
Freeport-McMoRan Copper & Gold, Inc.	25,826	1,022,193
McEwen Mining, Inc. (a)	73,752	338,522
Molycorp, Inc. (a)(b)	1,308	15,042
Newmont Mining Corp.	13,579	760,560
Nucor Corp. (b)	8,253	315,760
Reliance Steel & Aluminum Co.	1,522	79,677
Royal Gold, Inc. (b)	2,444	244,058
Schnitzer Steel Industries, Inc. (Class A) (b)	1,132	31,866
Steel Dynamics, Inc.	6,137	68,918
SunCoke Energy, Inc. (a)(b)	2,352	37,914
Titanium Metals Corp.	4,200	53,886
United States Steel Corp. (b)	5,496	104,809
Walter Energy, Inc.	2,187	70,990
Worthington Industries, Inc. (b)	1,624	35,176

		3,880,616

MULTI-UTILITIES — 0.9%
Alliant Energy Corp.	1,220	52,936
Ameren Corp.	5,739	187,493
CMS Energy Corp.	11,314	266,445
Consolidated Edison, Inc.	7,524	450,612
Dominion Resources, Inc.	17,244	912,897
DTE Energy Co.	3,415	204,695
NiSource, Inc.	8,091	206,159
PG&E Corp.	9,875	421,366
Public Service Enterprise Group, Inc.	12,611	405,822
Sempra Energy	6,634	427,827
TECO Energy, Inc. (b)	11,961	212,188
Wisconsin Energy Corp.	5,670	213,589

		3,962,029

MULTILINE RETAIL — 0.9%
Big Lots, Inc. (a)	5,105	151,006
Dillard’s, Inc. (Class A)	1,784	129,019
Dollar Tree, Inc. (a)	11,169	539,183
Family Dollar Stores, Inc.	4,785	317,245
J.C. Penney Co., Inc. (b)	6,558	159,294
Kohl’s Corp. (b)	8,330	426,663
Macy’s, Inc.	14,643	550,870
Nordstrom, Inc.	7,360	406,125
Sears Holdings Corp. (a)(b)	2,362	131,067
Target Corp.	18,030	1,144,364

		3,954,836

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	48,075	352,870

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Zebra Technologies Corp. (Class A) (a)	4,225	$158,607

		511,477

OIL, GAS & CONSUMABLE FUELS — 8.6%
Abraxas Petroleum Corp. (a)(b)	40,458	93,053
Adams Resources & Energy, Inc. (b)	714	21,777
Alpha Natural Resources, Inc. (a)(b)	10,689	70,227
Anadarko Petroleum Corp.	14,735	1,030,271
Apache Corp.	10,373	896,953
Approach Resources, Inc. (a)(b)	7,594	228,807
Arch Coal, Inc. (b)	5,744	36,360
BPZ Resources, Inc. (a)(b)	27,446	78,496
Cabot Oil & Gas Corp.	4,548	204,205
Chesapeake Energy Corp. (b)	16,751	316,091
Chevron Corp.	55,924	6,518,501
Cimarex Energy Co.	1,698	99,418
Clayton Williams Energy, Inc. (a)	1,058	54,900
Cobalt International Energy, Inc. (a)	4,684	104,313
Concho Resources, Inc. (a)	3,068	290,693
ConocoPhillips	36,902	2,110,056
CONSOL Energy, Inc. (b)	5,814	174,711
Contango Oil & Gas Co. (a)(b)	476	23,391
Denbury Resources, Inc. (a)	11,102	179,408
Devon Energy Corp.	12,298	744,029
EOG Resources, Inc.	7,363	825,024
EXCO Resources, Inc. (b)	6,054	48,493
Exxon Mobil Corp.	133,952	12,249,910
Forest Oil Corp. (a)(b)	3,492	29,507
Goodrich Petroleum Corp. (a)(b)	2,280	28,819
Hess Corp.	8,090	434,595
Hollyfrontier Corp. (b)	8,737	360,576
Houston American Energy Corp. (a)(b)	13,845	12,459
Kinder Morgan, Inc.	9,696	344,402
Marathon Oil Corp.	20,723	612,779
Marathon Petroleum Corp.	10,361	565,607
Murphy Oil Corp.	5,662	303,993
Newfield Exploration Co. (a)	3,808	119,267
Noble Energy, Inc.	5,841	541,519
Occidental Petroleum Corp.	22,889	1,969,827
Panhandle Oil & Gas, Inc. (b)	714	21,898
Peabody Energy Corp.	7,763	173,037
Phillips 66	18,476	856,732
Pioneer Natural Resources Co. (b)	5,112	533,693
Plains Exploration & Production Co. (a)	6,298	235,986
QEP Resources, Inc.	4,298	136,075
Quicksilver Resources, Inc. (a)(b)	1,378	5,636
Range Resources Corp.	5,918	413,491
Rex Energy Corp. (a)	2,676	35,725
SandRidge Energy, Inc. (a)(b)	16,496	114,977
SM Energy Co.	5,433	293,980
Southwestern Energy Co. (a)	10,674	371,242
Spectra Energy Corp.	17,329	508,779
Sunoco, Inc. (b)	4,451	208,440
Tesoro Corp.	6,400	268,160
The Williams Cos., Inc.	17,730	620,018
Ultra Petroleum Corp. (a)(b)	3,900	85,722
Valero Energy Corp.	15,532	492,054
WPX Energy, Inc. (a)(b)	5,911	98,064
ZaZa Energy Corp. (a)(b)	11,637	34,562
Zion Oil & Gas, Inc. (a)(b)	4,629	10,600

		37,241,308

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	501	39,224
International Paper Co.	15,210	552,427
Louisiana-Pacific Corp. (a)(b)	6,948	86,850
MeadWestvaco Corp.	9,457	289,384
Weyerhaeuser Co.	15,222	397,903

		1,365,788

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	13,354	212,996
Herbalife, Ltd. (b)	5,266	249,608
The Estee Lauder Cos., Inc. (Class A)	9,959	613,176

		1,075,780

PHARMACEUTICALS — 5.4%
Abbott Laboratories	40,676	2,788,747
Allergan, Inc.	8,573	785,115
Auxilium Pharmaceuticals, Inc. (a)	1,709	41,802
Bristol-Myers Squibb Co.	51,846	1,749,803
Eli Lilly & Co.	25,882	1,227,066
Endo Pharmaceuticals Holdings, Inc. (a)	3,724	118,125
Forest Laboratories, Inc. (a)	9,807	349,227
Hospira, Inc. (a)	6,217	204,042
Johnson & Johnson (b)	72,996	5,030,154
MAP Pharmaceuticals, Inc. (a)(b)	12,920	201,164
Merck & Co., Inc.	85,022	3,834,492
Mylan, Inc. (a)	10,913	266,277
Nektar Therapeutics (a)(b)	2,172	23,197
Perrigo Co. (b)	3,141	364,890
Pfizer, Inc.	221,909	5,514,439
Questcor Pharmaceuticals, Inc. (a)(b)	2,575	47,638
ViroPharma, Inc. (a)(b)	3,738	112,962
VIVUS, Inc. (a)	7,430	132,403
Watson Pharmaceuticals, Inc. (a)	4,932	420,009

		23,211,552

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp. (b)	2,684	213,700
Equifax, Inc.	5,839	271,981
IHS, Inc. (Class A) (a)	1,714	166,858
Manpower, Inc.	2,658	97,814
Robert Half International, Inc.	7,926	211,069

		961,422

REAL ESTATE INVESTMENT TRUSTS — 3.1%
Agree Realty Corp. (b)	14,356	365,934
American Assets Trust, Inc.	6,557	175,662
American Campus Communities, Inc.	3,333	146,252
American Tower Corp.	12,285	877,026
Annaly Capital Management, Inc. (b)	18,049	303,945
Apartment Investment & Management Co. (Class A)	6,542	170,027
Apollo Commercial Real Estate Finance, Inc. (b)	23,909	414,582
Ashford Hospitality Trust, Inc. (b)	16,177	135,887
AvalonBay Communities, Inc. (b)	2,522	342,967
BioMed Realty Trust, Inc.	5,498	102,923
Boston Properties, Inc.	6,225	688,547
BRE Properties, Inc.	2,095	98,235

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Camden Property Trust	1,118	$72,100
CBL & Associates Properties, Inc.	4,697	100,234
Cedar Shopping Centers, Inc. (b)	4,789	25,286
Colonial Properties Trust	980	20,629
Coresite Realty Corp. (b)	6,845	184,404
Corporate Office Properties Trust (b)	4,540	108,824
Cousins Properties, Inc. (b)	18,895	150,026
DDR Corp. (b)	5,003	76,846
Digital Realty Trust, Inc. (b)	2,117	147,872
Duke Realty Corp.	5,508	80,968
Equity Residential	10,037	577,429
Extra Space Storage, Inc.	4,124	137,123
Glimcher Realty Trust	8,490	89,739
HCP, Inc.	8,673	385,775
Health Care REIT, Inc.	2,903	167,648
Home Properties, Inc.	1,456	89,209
Hospitality Properties Trust	4,467	106,225
Host Hotels & Resorts, Inc.	20,247	324,964
Investors Real Estate Trust	18,691	154,575
iStar Financial, Inc. (a)(b)	39,333	325,677
Kimco Realty Corp. (b)	9,456	191,673
LaSalle Hotel Properties (b)	6,628	176,901
Lexington Realty Trust (b)	4,298	41,519
Liberty Property Trust	3,168	114,808
Monmouth Real Estate Investment Corp. (b)	11,987	134,135
National Retail Properties, Inc.	8,091	246,775
Pennsylvania Real Estate Investment Trust	6,060	96,112
Plum Creek Timber Co., Inc. (b)	6,469	283,601
Post Properties, Inc.	1,060	50,838
ProLogis	8,404	294,392
Public Storage	3,075	427,948
Realty Income Corp. (b)	4,124	168,630
Regency Centers Corp.	890	43,370
Retail Opportunity Investments Corp. (b)	25,549	328,816
RLJ Lodging Trust	7,615	144,000
Senior Housing Properties Trust	3,626	78,974
Simon Property Group, Inc.	7,449	1,130,833
SL Green Realty Corp. (b)	1,946	155,816
Strategic Hotels & Resorts, Inc. (a)	52,748	317,015
Sunstone Hotel Investors, Inc. (a)	1,548	17,028
Tanger Factory Outlet Centers, Inc.	7,518	243,057
The Macerich Co. (b)	5,027	287,695
UDR, Inc.	5,265	130,677
Ventas, Inc.	6,459	402,073
Vornado Realty Trust	8,402	680,982
Weingarten Realty Investors (b)	3,232	90,852

		13,426,060

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)	11,396	209,800
Forestar Group, Inc. (a)	1,532	25,523
Jones Lang LaSalle, Inc.	1,856	141,706
The St. Joe Co. (a)(b)	2,661	51,890

		428,919

ROAD & RAIL — 1.0%
Avis Budget Group, Inc. (a)(b)	2,760	42,449
Con-way, Inc.	800	21,896
CSX Corp.	36,991	767,563
Dollar Thrifty Automotive Group, Inc. (a)(b)	2,919	253,749
J.B. Hunt Transport Services, Inc.	7,514	391,029
Kansas City Southern	3,482	263,866
Landstar System, Inc.	4,773	225,667
Norfolk Southern Corp.	11,977	762,097
Union Pacific Corp.	13,332	1,582,508

		4,310,824

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Micro Devices, Inc. (a)(b)	15,956	53,772
Altera Corp.	9,378	318,711
Anadigics, Inc. (a)(b)	5,091	7,076
Analog Devices, Inc.	10,038	393,389
Applied Materials, Inc.	40,636	453,701
AXT, Inc. (a)(b)	15,385	52,001
Broadcom Corp. (Class A) (a)	15,199	525,581
Cirrus Logic, Inc. (a)(b)	3,160	121,312
Cree, Inc. (a)(b)	1,056	26,960
Cypress Semiconductor Corp. (a)(b)	4,791	51,360
First Solar, Inc. (a)(b)	1,554	34,413
Intel Corp.	154,975	3,514,833
International Rectifier Corp. (a)(b)	3,314	55,311
Intersil Corp. (Class A) (b)	8,731	76,396
KLA-Tencor Corp.	7,862	375,057
Lam Research Corp. (a)	13,784	438,124
Linear Technology Corp.	8,808	280,535
LSI Corp. (a)	18,537	128,091
Marvell Technology Group, Ltd.	13,513	123,644
Maxim Integrated Products, Inc.	5,837	155,381
MEMC Electronic Materials, Inc. (a)(b)	8,091	22,250
Microchip Technology, Inc.	7,275	238,184
Micron Technology, Inc. (a)	22,572	135,093
Microsemi Corp. (a)	4,614	92,603
MKS Instruments, Inc.	574	14,631
NVIDIA Corp. (a)	18,279	243,842
ON Semiconductor Corp. (a)	8,574	52,902
Rambus, Inc. (a)(b)	4,121	22,830
Sigma Designs, Inc. (a)	1,198	7,919
Skyworks Solutions, Inc. (a)	2,981	70,247
SunPower Corp. (a)	259	1,168
Teradyne, Inc. (a)(b)	9,698	137,906
Texas Instruments, Inc.	36,412	1,003,151
Xilinx, Inc.	7,943	265,376

		9,493,750

SOFTWARE — 3.7%
Activision Blizzard, Inc.	18,125	204,450
Adobe Systems, Inc. (a)	18,449	598,854
Autodesk, Inc. (a)	9,883	329,796
BMC Software, Inc. (a)	6,891	285,908
CA, Inc.	13,282	342,211
Cadence Design Systems, Inc. (a)(b)	13,660	175,736
Citrix Systems, Inc. (a)	8,106	620,676
Compuware Corp. (a)	15,308	151,702
Comverse Technology, Inc. (a)	110	676
Concur Technologies, Inc. (a)(b)	2,436	179,606
Electronic Arts, Inc. (a)	8,916	113,144
Intuit, Inc.	10,761	633,608
Microsoft Corp.	215,544	6,418,900

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Nuance Communications, Inc. (a)(b)	8,496	$211,465
Oracle Corp.	109,944	3,462,136
Parametric Technology Corp. (a)	9,217	200,931
Red Hat, Inc. (a)	7,835	446,125
Rovi Corp. (a)	1,716	24,899
Salesforce.com, Inc. (a)	3,143	479,905
Smith Micro Software, Inc. (a)(b)	5,675	9,137
Solera Holdings, Inc.	3,172	139,156
Symantec Corp. (a)	25,900	466,200
Synopsys, Inc. (a)	7,593	250,721
TiVo, Inc. (a)(b)	5,660	59,034
VMware, Inc. (Class A) (a)	1,128	109,123
Websense, Inc. (a)(b)	1,297	20,298

		15,934,397

SPECIALTY RETAIL — 2.7%
Abercrombie & Fitch Co. (Class A) (b)	3,884	131,745
Advance Auto Parts, Inc.	4,224	289,090
Aeropostale, Inc. (a)(b)	2,264	30,632
American Eagle Outfitters, Inc. (b)	7,839	165,246
AutoNation, Inc. (a)(b)	7,842	342,460
AutoZone, Inc. (a)	1,279	472,808
Bed Bath & Beyond, Inc. (a)	8,727	549,801
Best Buy Co., Inc. (b)	9,394	161,483
Chico’s FAS, Inc.	4,850	87,833
Dick’s Sporting Goods, Inc. (b)	3,072	159,283
Foot Locker, Inc.	6,957	246,973
GameStop Corp. (Class A) (b)	4,283	89,943
Genesco, Inc. (a)(b)	715	47,712
Limited Brands, Inc.	10,845	534,225
Lowe’s Cos., Inc.	38,129	1,153,021
O’Reilly Automotive, Inc. (a)(b)	5,760	481,651
Office Depot, Inc. (a)(b)	10,994	28,145
OfficeMax, Inc. (b)	1,958	15,292
PetSmart, Inc.	6,469	446,232
Pier 1 Imports, Inc. (b)	1,780	33,357
RadioShack Corp. (b)	6,313	15,025
Rent-A-Center, Inc. (b)	4,387	153,896
Ross Stores, Inc.	10,911	704,851
Staples, Inc. (b)	20,803	239,651
The Gap, Inc.	16,170	578,563
The Home Depot, Inc.	48,311	2,916,535
The Men’s Wearhouse, Inc. (b)	1,447	49,820
Tiffany & Co.	4,781	295,848
TJX Cos., Inc.	22,577	1,011,224
Urban Outfitters, Inc. (a)	5,087	191,068
Williams-Sonoma, Inc. (b)	3,950	173,681

		11,797,094

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter’s, Inc. (a)	2,822	151,936
Coach, Inc.	10,347	579,639
Crocs, Inc. (a)	980	15,886
Fifth & Pacific Cos, Inc. (a)(b)	7,934	101,396
Hanesbrands, Inc. (a)(b)	3,900	124,332
Iconix Brand Group, Inc. (a)(b)	1,290	23,530
NIKE, Inc. (Class B)	8,003	759,565
Quiksilver, Inc. (a)(b)	9,542	31,679
The Jones Group, Inc. (b)	6,622	85,225
Under Armour, Inc. (Class A) (a)(b)	3,254	181,671
V.F. Corp.	1,930	307,565
Wolverine World Wide, Inc. (b)	6,299	279,487

		2,641,911

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp. (b)	3,642	35,983
Berkshire Hills Bancorp, Inc. (b)	4,781	109,389
Doral Financial Corp. (a)(b)	86,253	81,138
Hudson City Bancorp, Inc.	8,888	70,748
MGIC Investment Corp. (a)(b)	8,490	12,990
New York Community Bancorp, Inc. (b)	8,322	117,840
OceanFirst Financial Corp.	15,457	226,754
People’s United Financial, Inc.	9,800	118,972
Radian Group, Inc. (b)	10,288	44,650
TrustCo Bank Corp. NY (b)	16,575	94,809

		913,273

TOBACCO — 1.8%
Altria Group, Inc.	57,032	1,904,298
Lorillard, Inc.	4,056	472,321
Philip Morris International, Inc.	52,719	4,741,547
Reynolds American, Inc.	11,561	501,054

		7,619,220

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	11,639	500,361
Kaman Corp. (b)	5,083	182,276
W.W. Grainger, Inc. (b)	1,280	266,714
Willis Lease Finance Corp. (a)(b)	3,657	45,127

		994,478

WATER UTILITIES — 0.1%
Aqua America, Inc. (b)	3,231	80,000
Artesian Resources Corp. (Class A) (b)	5,006	116,289
Cadiz, Inc. (a)(b)	4,425	42,967
Connecticut Water Service, Inc. (b)	6,408	204,415

		443,671

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp. (a)	8,427	540,171
Leap Wireless International, Inc. (a)(b)	2,592	17,677
MetroPCS Communications, Inc. (a)	6,540	76,583
NII Holdings, Inc. (a)(b)	5,750	45,137
SBA Communications Corp. (Class A) (a)(b)	4,050	254,745
Sprint Nextel Corp. (a)	73,736	407,023
Telephone & Data Systems, Inc.	4,541	116,295

		1,457,631

TOTAL COMMON STOCKS —
(Cost $401,054,650)		432,596,926

RIGHTS — 0.0% (d)
INTERNET & CATALOG RETAIL — 0.0% (d)
Liberty Ventures (expiring 10/9/12) (a) (Cost $0)	1	13

SHORT TERM INVESTMENTS — 5.9%
MONEY MARKET FUNDS — 5.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	23,027,849	23,027,849

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.21% (f)(g)	2,666,471	$2,666,471

TOTAL SHORT TERM INVESTMENTS —
(Cost $25,694,320)		25,694,320

TOTAL INVESTMENTS — 105.7% (h)
(Cost $426,748,970)		458,291,259
OTHER ASSETS & LIABILITIES — (5.7)%		(24,641,984)

NET ASSETS — 100.0%		$433,649,275

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2012.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.1%
BE Aerospace, Inc. (a)	300	$12,630
General Dynamics Corp.	1,033	68,302
Honeywell International, Inc.	2,394	143,041
L-3 Communications Holdings, Inc.	326	23,377
Lockheed Martin Corp.	823	76,852
Northrop Grumman Corp. (b)	757	50,288
Precision Castparts Corp.	441	72,033
Raytheon Co. (b)	989	56,531
Rockwell Collins, Inc. (b)	455	24,406
Spirit Aerosystems Holdings, Inc. (Class A) (a)	322	7,152
Textron, Inc.	853	22,323
The Boeing Co.	2,040	142,025
TransDigm Group, Inc. (a)	139	19,720
United Technologies Corp.	2,647	207,234

		925,914

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (b)	512	29,977
Expeditors International of Washington, Inc. (b)	677	24,616
FedEx Corp.	918	77,681
United Parcel Service, Inc. (Class B)	2,256	161,462

		293,736

AIRLINES — 0.1%
Delta Air Lines, Inc. (a)	2,565	23,495
Southwest Airlines Co.	2,337	20,496
United Continental Holdings, Inc. (a)(b)	972	18,954

		62,945

AUTO COMPONENTS — 0.3%
Allison Transmission Holdings, Inc. (b)	100	2,012
BorgWarner, Inc. (a)(b)	359	24,811
Gentex Corp. (b)	435	7,399
Johnson Controls, Inc. (b)	2,083	57,074
Lear Corp.	313	11,828
The Goodyear Tire & Rubber Co. (a)(b)	747	9,106
TRW Automotive Holdings Corp. (a)	277	12,108

		124,338

AUTOMOBILES — 0.5%
Ford Motor Co.	11,699	115,352
General Motors Co. (a)(b)	2,424	55,146
Harley-Davidson, Inc. (b)	754	31,947

		202,445

BEVERAGES — 2.2%
Beam, Inc.	485	27,907
Brown-Forman Corp. (Class B)	502	32,755
Coca-Cola Enterprises, Inc.	896	28,018
Constellation Brands, Inc. (Class A) (a)	504	16,304
Dr. Pepper Snapple Group, Inc. (b)	669	29,791
Molson Coors Brewing Co. (Class B) (b)	455	20,498
Monster Beverage Corp. (a)	462	25,022
PepsiCo, Inc.	4,861	344,013
The Coca-Cola Co.	12,018	455,843

		980,151

BIOTECHNOLOGY — 1.7%
Alexion Pharmaceuticals, Inc. (a)(b)	604	69,098
Amgen, Inc.	2,380	200,682
Biogen Idec, Inc. (a)	736	109,833
BioMarin Pharmaceutical, Inc. (a)(b)	400	16,108
Celgene Corp. (a)	1,366	104,362
Gilead Sciences, Inc. (a)(b)	2,323	154,084
Onyx Pharmaceuticals, Inc. (a)	200	16,900
Pharmacyclics, Inc. (a)	200	12,900
Regeneron Pharmaceuticals, Inc. (a)(b)	220	33,585
United Therapeutics Corp. (a)	158	8,829
Vertex Pharmaceuticals, Inc. (a)(b)	668	37,375

		763,756

BUILDING PRODUCTS — 0.1%
Fortune Brands Home & Security, Inc. (a)(b)	485	13,100
Masco Corp. (b)	1,174	17,669
Owens Corning, Inc. (a)(b)	371	12,413

		43,182

CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc. (a)(b)	157	19,311
Ameriprise Financial, Inc.	603	34,184
BlackRock, Inc.	401	71,498
E*TRADE Financial Corp. (a)	754	6,643
Eaton Vance Corp. (b)	363	10,512
Franklin Resources, Inc. (b)	429	53,655
Invesco, Ltd.	1,380	34,486
Jefferies Group, Inc.	380	5,202
Legg Mason, Inc. (b)	442	10,909
LPL Investment Holdings, Inc. (b)	145	4,138
Morgan Stanley	4,119	68,952
Northern Trust Corp. (b)	669	31,052
Raymond James Financial, Inc.	307	11,252
SEI Investments Co. (b)	422	9,052
State Street Corp. (c)	1,471	61,723
T. Rowe Price Group, Inc. (b)	762	48,235
TD Ameritrade Holding Corp.	768	11,804
The Bank of New York Mellon Corp.	3,764	85,142
The Charles Schwab Corp. (b)	3,169	40,531
The Goldman Sachs Group, Inc.	1,397	158,811

		777,092

CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	620	51,274
Airgas, Inc.	218	17,941
Albemarle Corp. (b)	286	15,067
Ashland, Inc. (b)	219	15,680
Celanese Corp. (Series A) (b)	470	17,818
CF Industries Holdings, Inc.	192	42,670
E. I. du Pont de Nemours & Co. (b)	2,899	145,733
Eastman Chemical Co.	507	28,904
Ecolab, Inc.	856	55,477
FMC Corp.	472	26,139
Huntsman Corp. (b)	543	8,107
International Flavors & Fragrances, Inc.	249	14,835
LyondellBasell Industries NV	1,022	52,797
Monsanto Co.	1,668	151,821
PPG Industries, Inc.	488	56,042
Praxair, Inc.	935	97,128
Rockwood Holdings, Inc.	213	9,926
Sigma-Aldrich Corp. (b)	341	24,542
The Dow Chemical Co. (b)	3,732	108,079
The Mosaic Co.	851	49,026

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

The Scotts Miracle-Gro Co. (Class A)	138	$5,999
The Sherwin-Williams Co. (b)	261	38,866
Valspar Corp. (b)	291	16,325
W.R. Grace & Co. (a)	200	11,816
Westlake Chemical Corp.	100	7,306

		1,069,318

COMMERCIAL BANKS — 2.7%
BB&T Corp.	2,190	72,620
BOK Financial Corp. (b)	69	4,078
CIT Group, Inc. (a)	571	22,492
City National Corp. (b)	131	6,748
Comerica, Inc.	567	17,605
Commerce Bancshares, Inc. (b)	218	8,792
Cullen/Frost Bankers, Inc. (b)	176	10,108
Fifth Third Bancorp (b)	2,817	43,691
First Republic Bank	219	7,547
Huntington Bancshares, Inc. (b)	2,679	18,485
Keycorp	2,932	25,625
M&T Bank Corp. (b)	380	36,161
PNC Financial Services Group, Inc.	1,647	103,926
Regions Financial Corp.	4,524	32,618
SunTrust Banks, Inc.	1,636	46,250
U.S. Bancorp	5,843	200,415
Wells Fargo & Co.	15,214	525,339
Zions Bancorporation	456	9,419

		1,191,919

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp. (b)	377	11,996
Cintas Corp. (b)	350	14,507
Copart, Inc. (a)	372	10,316
Iron Mountain, Inc. (b)	463	15,793
Pitney Bowes, Inc. (b)	486	6,717
Republic Services, Inc.	977	26,877
Stericycle, Inc. (a)(b)	286	25,889
Tyco International, Ltd.	1,448	81,464
Waste Connections, Inc. (b)	374	11,314
Waste Management, Inc. (b)	1,376	44,142

		249,015

COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	16,430	313,649
F5 Networks, Inc. (a)	245	25,651
Harris Corp. (b)	360	18,439
JDS Uniphase Corp. (a)(b)	699	8,657
Juniper Networks, Inc. (a)(b)	1,672	28,608
Motorola Solutions, Inc.	856	43,271
QUALCOMM, Inc.	5,280	329,947
Riverbed Technology, Inc. (a)(b)	432	10,053

		778,275

COMPUTERS & PERIPHERALS — 5.5%
Apple, Inc.	2,905	1,938,390
Dell, Inc.	4,524	44,607
EMC Corp. (a)	6,507	177,446
Hewlett-Packard Co.	6,176	105,362
NCR Corp. (a)	528	12,308
NetApp, Inc. (a)	1,124	36,957
SanDisk Corp. (a)	716	31,096
Seagate Technology PLC	1,096	33,976
Western Digital Corp. (b)	689	26,685

		2,406,827

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	537	30,222
Jacobs Engineering Group, Inc. (a)(b)	388	15,687
KBR, Inc.	463	13,807
Quanta Services, Inc. (a)	609	15,042
URS Corp. (b)	267	9,428

		84,186

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (b)	126	10,442
Vulcan Materials Co. (b)	365	17,264

		27,706

CONSUMER FINANCE — 0.8%
American Express Co.	3,080	175,129
Capital One Financial Corp.	1,791	102,105
Discover Financial Services	1,648	65,475
SLM Corp.	1,479	23,250

		365,959

CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc. (b)	207	10,704
Ball Corp. (b)	504	21,324
Bemis Co., Inc. (b)	318	10,008
Crown Holdings, Inc. (a)	505	18,559
Owens-Illinois, Inc. (a)	544	10,205
Rock-Tenn Co. (Class A)	200	14,436
Sealed Air Corp. (b)	526	8,132
Sonoco Products Co. (b)	310	9,607

		102,975

DISTRIBUTORS — 0.1%
Genuine Parts Co.	513	31,308
LKQ Corp. (a)(b)	900	16,650

		47,958

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc. (a)(b)	379	11,010
H&R Block, Inc. (b)	942	16,325
Weight Watchers International, Inc. (b)	20	1,056

		28,391

DIVERSIFIED FINANCIAL SERVICES — 2.8%
Bank of America Corp.	33,406	294,975
CBOE Holdings, Inc. (b)	312	9,179
Citigroup, Inc.	9,136	298,930
CME Group, Inc. (b)	985	56,440
IntercontinentalExchange, Inc. (a)	229	30,551
JPMorgan Chase & Co.	11,740	475,235
Leucadia National Corp. (b)	522	11,876
Moody’s Corp.	606	26,767
MSCI, Inc. (Class A) (a)(b)	370	13,242
NYSE Euronext	820	20,213
The NASDAQ OMX Group, Inc.	361	8,410

		1,245,818

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	17,830	672,191
CenturyLink, Inc. (b)	1,971	79,628
Frontier Communications Corp. (b)	3,148	15,425
Level 3 Communications, Inc. (a)	500	11,485

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Verizon Communications, Inc. (b)	8,784	$400,287
Windstream Corp. (b)	1,769	17,885

		1,196,901

ELECTRIC UTILITIES — 2.0%
American Electric Power Co., Inc. (b)	1,509	66,305
Duke Energy Corp.	2,166	140,357
Edison International (b)	952	43,497
Entergy Corp. (b)	550	38,115
Exelon Corp.	2,641	93,967
FirstEnergy Corp. (b)	1,317	58,080
ITC Holdings Corp. (b)	155	11,715
NextEra Energy, Inc. (b)	1,346	94,664
Northeast Utilities	1,030	39,377
NV Energy, Inc.	741	13,345
OGE Energy Corp.	298	16,527
Pepco Holdings, Inc. (b)	680	12,852
Pinnacle West Capital Corp.	319	16,843
PPL Corp. (b)	1,733	50,344
Southern Co.	2,705	124,673
Westar Energy, Inc. (b)	342	10,144
Xcel Energy, Inc. (b)	1,520	42,119

		872,924

ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc. (b)	745	26,410
Cooper Industries PLC	526	39,482
Emerson Electric Co.	2,225	107,401
Hubbell, Inc. (Class B) (b)	169	13,645
Rockwell Automation, Inc. (b)	455	31,645
Roper Industries, Inc. (b)	281	30,879
The Babcock & Wilcox Co. (a)	358	9,118

		258,580

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. (Class A) (b)	515	30,323
Arrow Electronics, Inc. (a)(b)	384	12,945
Avnet, Inc. (a)	464	13,498
Corning, Inc. (b)	4,732	62,226
Dolby Laboratories, Inc. (Class A) (a)(b)	168	5,502
FLIR Systems, Inc.	435	8,689
Jabil Circuit, Inc.	660	12,355
Mettler-Toledo International, Inc. (a)(b)	104	17,757
Molex, Inc.	425	11,169
TE Connectivity, Ltd.	1,292	43,941
Trimble Navigation, Ltd. (a)	407	19,397

		237,802

ENERGY EQUIPMENT & SERVICES — 2.1%
Baker Hughes, Inc.	1,338	60,518
Cameron International Corp. (a)	758	42,501
Diamond Offshore Drilling, Inc. (b)	211	13,886
Ensco PLC (Class A)	700	38,192
FMC Technologies, Inc. (a)	738	34,169
Halliburton Co.	2,826	95,208
Helmerich & Payne, Inc. (b)	295	14,045
McDermott International, Inc. (a)(b)	721	8,811
Nabors Industries, Ltd. (a)(b)	906	12,711
National Oilwell Varco, Inc.	1,293	103,582
Noble Corp. (a)	832	29,769
Oceaneering International, Inc.	354	19,559
Oil States International, Inc. (a)(b)	160	12,714
Patterson-UTI Energy, Inc. (b)	493	7,809
Rowan Cos. PLC (a)(b)	342	11,549
Schlumberger, Ltd.	4,150	300,170
Superior Energy Services, Inc. (a)	500	10,260
Tidewater, Inc. (b)	166	8,056
Transocean, Ltd.	1,100	49,379
Weatherford International, Ltd. (a)	2,230	28,276

		901,164

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	1,359	136,070
CVS Caremark Corp.	3,947	191,114
Safeway, Inc. (b)	778	12,518
Sysco Corp. (b)	1,867	58,381
The Kroger Co. (b)	1,738	40,912
Wal-Mart Stores, Inc.	5,235	386,343
Walgreen Co.	2,690	98,024
Whole Foods Market, Inc. (b)	507	49,382

		972,744

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	2,062	56,045
Bunge, Ltd.	481	32,251
Campbell Soup Co. (b)	539	18,768
ConAgra Foods, Inc.	1,261	34,791
General Mills, Inc. (b)	1,968	78,425
Green Mountain Coffee Roasters, Inc. (a)(b)	385	9,144
H.J. Heinz Co. (b)	994	55,614
Hillshire Brands Co. (b)	385	10,310
Hormel Foods Corp. (b)	471	13,772
Ingredion, Inc.	236	13,018
Kellogg Co.	754	38,952
Kraft Foods, Inc. (Class A)	5,486	226,846
McCormick & Co., Inc. (b)	427	26,491
Mead Johnson Nutrition Co.	631	46,240
Ralcorp Holdings, Inc. (a)	182	13,286
Smithfield Foods, Inc. (a)	402	7,899
The Hershey Co.	515	36,508
The J.M. Smucker Co.	335	28,921
Tyson Foods, Inc. (Class A)	923	14,786

		762,067

GAS UTILITIES — 0.2%
AGL Resources, Inc.	356	14,564
Atmos Energy Corp. (b)	290	10,379
National Fuel Gas Co. (b)	214	11,565
ONEOK, Inc.	626	30,242
Questar Corp.	550	11,181
UGI Corp. (b)	339	10,763

		88,694

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Baxter International, Inc.	1,653	99,610
Becton, Dickinson and Co. (b)	624	49,021
Boston Scientific Corp. (a)	4,654	26,714
C.R. Bard, Inc. (b)	247	25,849
CareFusion Corp. (a)	655	18,595
Covidien PLC	1,487	88,358
DENTSPLY International, Inc. (b)	429	16,362
Edwards Lifesciences Corp. (a)(b)	356	38,224
Hologic, Inc. (a)(b)	800	16,192

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

IDEXX Laboratories, Inc. (a)(b)	193	$19,175
Intuitive Surgical, Inc. (a)(b)	119	58,980
Medtronic, Inc.	3,116	134,362
ResMed, Inc. (b)	475	19,223
St. Jude Medical, Inc.	994	41,877
Stryker Corp. (b)	920	51,207
The Cooper Cos., Inc.	140	13,224
Varian Medical Systems, Inc. (a)(b)	362	21,836
Zimmer Holdings, Inc. (b)	557	37,664

		776,473

HEALTH CARE PROVIDERS & SERVICES — 1.9%
Aetna, Inc. (b)	1,050	41,580
AMERIGROUP Corp. (a)	160	14,629
AmerisourceBergen Corp.	831	32,168
Cardinal Health, Inc.	1,076	41,932
CIGNA Corp.	875	41,274
Coventry Health Care, Inc.	470	19,594
DaVita, Inc. (a)	269	27,871
Express Scripts Holding Co. (a)	2,537	158,994
HCA Holdings, Inc.	553	18,387
Henry Schein, Inc. (a)(b)	294	23,306
Humana, Inc.	500	35,075
Laboratory Corp. of America Holdings (a)(b)	313	28,943
McKesson Corp.	733	63,060
Omnicare, Inc.	331	11,244
Patterson Cos., Inc. (b)	313	10,717
Quest Diagnostics, Inc. (b)	454	28,797
UnitedHealth Group, Inc.	3,200	177,312
Universal Health Services, Inc. (Class B)	292	13,353
WellPoint, Inc. (b)	1,036	60,098

		848,334

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)(b)	441	34,138

HOTELS, RESTAURANTS & LEISURE — 1.9%
Burger King Worldwide, Inc. (a)(b)	300	4,182
Carnival Corp. (b)	1,344	48,975
Chipotle Mexican Grill, Inc. (a)(b)	99	31,436
Darden Restaurants, Inc. (b)	416	23,192
Dunkin’ Brands Group, Inc. (b)	256	7,474
Hyatt Hotels Corp. (Class A) (a)	122	4,898
International Game Technology (b)	951	12,449
Las Vegas Sands Corp.	1,114	51,656
Marriott International, Inc. (Class A) (b)	810	31,671
McDonald’s Corp.	3,115	285,801
MGM Resorts International (a)(b)	966	10,385
Panera Bread Co. (Class A) (a)(b)	100	17,089
Penn National Gaming, Inc. (a)(b)	209	9,008
Royal Caribbean Cruises, Ltd.	437	13,202
Starbucks Corp.	2,314	117,436
Starwood Hotels & Resorts Worldwide, Inc.	621	35,993
Wyndham Worldwide Corp.	483	25,348
Wynn Resorts, Ltd.	250	28,860
Yum! Brands, Inc.	1,363	90,421

		849,476

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	864	17,833
Garmin, Ltd. (b)	392	16,362
Harman International Industries, Inc. (b)	165	7,616
Jarden Corp.	200	10,568
Leggett & Platt, Inc. (b)	510	12,776
Lennar Corp. (Class A) (b)	547	19,019
Mohawk Industries, Inc. (a)	170	13,604
Newell Rubbermaid, Inc.	871	16,627
NVR, Inc. (a)	16	13,512
Pulte Group, Inc. (a)(b)	1,000	15,500
Toll Brothers, Inc. (a)(b)	429	14,256
Tupperware Brands Corp.	187	10,021
Whirlpool Corp.	234	19,401

		187,095

HOUSEHOLD PRODUCTS — 2.1%
Church & Dwight Co., Inc. (b)	438	23,648
Colgate-Palmolive Co.	1,391	149,143
Energizer Holdings, Inc. (b)	214	15,966
Kimberly-Clark Corp. (b)	1,209	103,708
The Clorox Co. (b)	386	27,811
The Procter & Gamble Co.	8,574	594,693

		914,969

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Calpine Corp. (a)(b)	1,142	19,757
NRG Energy, Inc. (b)	745	15,935
The AES Corp. (a)	1,979	21,710

		57,402

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	1,971	182,160
Danaher Corp. (b)	1,777	98,002
General Electric Co.	32,681	742,185

		1,022,347

INSURANCE — 4.0%
ACE, Ltd.	1,086	82,102
Aflac, Inc. (b)	1,476	70,671
Alleghany Corp. (a)(b)	50	17,247
Allied World Assurance Company Holdings, Ltd. (b)	108	8,343
American Financial Group, Inc.	245	9,286
American International Group, Inc. (a)	3,644	119,487
Aon PLC	1,007	52,656
Arch Capital Group, Ltd. (a)(b)	364	15,172
Arthur J. Gallagher & Co. (b)	400	14,328
Assurant, Inc. (b)	292	10,892
Assured Guaranty, Ltd.	436	5,938
Axis Capital Holdings, Ltd.	353	12,327
Berkshire Hathaway, Inc. (Class B) (a)	5,679	500,888
Brown & Brown, Inc.	358	9,333
Cincinnati Financial Corp. (b)	477	18,074
CNA Financial Corp. (b)	85	2,278
Erie Indemnity Co. (Class A) (b)	85	5,463
Everest Re Group, Ltd.	139	14,867
Fidelity National Financial, Inc. (Class A) (b)	684	14,631
Genworth Financial, Inc. (Class A) (a)(b)	1,614	8,441
Hartford Financial Services Group, Inc. (b)	1,363	26,497
HCC Insurance Holdings, Inc. (b)	365	12,370
Lincoln National Corp. (b)	960	23,222

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Loews Corp.	935	$38,578
Markel Corp. (a)	30	13,755
Marsh & McLennan Cos., Inc.	1,711	58,054
MetLife, Inc. (b)	3,319	114,373
PartnerRe, Ltd.	224	16,639
Principal Financial Group, Inc. (b)	842	22,683
Prudential Financial, Inc.	1,400	76,314
Reinsurance Group of America, Inc.	230	13,310
RenaissanceRe Holdings, Ltd.	159	12,249
The Allstate Corp.	1,522	60,286
The Chubb Corp.	780	59,498
The Progressive Corp. (b)	1,856	38,493
The Travelers Cos., Inc.	1,182	80,683
Torchmark Corp. (b)	324	16,637
Unum Group	935	17,971
Validus Holdings, Ltd. (b)	219	7,426
W.R. Berkley Corp. (b)	376	14,096
White Mountains Insurance Group, Ltd. (b)	20	10,267
XL Group PLC	996	23,934

		1,749,759

INTERNET & CATALOG RETAIL — 1.0%
Amazon.com, Inc. (a)	1,117	284,075
Expedia, Inc.	329	19,029
Groupon, Inc. (a)(b)	1,033	4,917
Liberty Interactive Corp. (Class A) (a)	1,649	30,507
Netflix, Inc. (a)(b)	166	9,037
Priceline.com, Inc. (a)(b)	156	96,522
TripAdvisor, Inc. (a)(b)	329	10,834

		454,921

INTERNET SOFTWARE & SERVICES — 2.3%
Akamai Technologies, Inc. (a)(b)	524	20,048
eBay, Inc. (a)	3,565	172,582
Equinix, Inc. (a)(b)	135	27,817
Facebook, Inc. (a)	1,600	34,640
Google, Inc. (Class A) (a)	816	615,672
IAC/InterActiveCorp. (b)	252	13,119
LinkedIn Corp. (Class A) (a)	197	23,719
Rackspace Hosting, Inc. (a)(b)	351	23,197
VeriSign, Inc. (a)(b)	515	25,075
Yahoo!, Inc. (a)	3,251	51,935

		1,007,804

IT SERVICES — 3.7%
Accenture PLC (Class A)	1,919	134,387
Alliance Data Systems Corp. (a)(b)	164	23,280
Automatic Data Processing, Inc. (b)	1,520	89,163
Broadridge Financial Solutions, Inc. (b)	455	10,615
Cognizant Technology Solutions Corp. (Class A) (a)	951	66,494
Computer Sciences Corp.	480	15,461
Fidelity National Information Services, Inc.	775	24,195
Fiserv, Inc. (a)(b)	424	31,389
Gartner, Inc. (a)(b)	300	13,827
Genpact, Ltd.	326	5,438
Global Payments, Inc.	251	10,499
International Business Machines Corp.	3,333	691,431
Mastercard, Inc. (Class A)	323	145,828
Paychex, Inc. (b)	1,029	34,255
SAIC, Inc. (b)	915	11,017
Teradata Corp. (a)	536	40,420
The Western Union Co. (b)	1,991	36,276
Total System Services, Inc.	538	12,751
Vantiv, Inc. (a)(b)	100	2,155
VeriFone Systems, Inc. (a)(b)	300	8,355
Visa, Inc. (Class A)	1,625	218,205

		1,625,441

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc. (b)	407	15,535
Mattel, Inc.	1,058	37,538
Polaris Industries, Inc. (b)	200	16,174

		69,247

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	1,063	40,873
Covance, Inc. (a)(b)	206	9,618
Illumina, Inc. (a)(b)	391	18,846
Life Technologies Corp. (a)(b)	534	26,102
PerkinElmer, Inc.	379	11,169
Techne Corp.	117	8,417
Thermo Fisher Scientific, Inc.	1,084	63,772
Waters Corp. (a)(b)	294	24,499

		203,296

MACHINERY — 1.9%
AGCO Corp. (a)	284	13,484
Caterpillar, Inc. (b)	2,029	174,575
Cummins, Inc.	548	50,531
Deere & Co. (b)	1,209	99,730
Donaldson Co., Inc. (b)	428	14,856
Dover Corp. (b)	600	35,694
Eaton Corp. (b)	1,041	49,198
Flowserve Corp. (b)	163	20,822
Gardner Denver, Inc. (b)	161	9,726
Illinois Tool Works, Inc. (b)	1,299	77,252
Ingersoll-Rand PLC	916	41,055
Joy Global, Inc.	341	19,116
Lincoln Electric Holdings, Inc. (b)	258	10,075
PACCAR, Inc. (b)	1,084	43,387
Pall Corp. (b)	383	24,317
Parker Hannifin Corp. (b)	470	39,283
Pentair, Inc. (a)(b)	309	13,754
Snap-On, Inc.	200	14,374
SPX Corp.	174	11,381
Stanley Black & Decker, Inc.	500	38,125
Timken Co.	264	9,810
Xylem, Inc.	575	14,461

		825,006

MEDIA — 3.6%
AMC Networks, Inc. (Class A) (a)	180	7,834
Cablevision Systems Corp. (Class A) (b)	721	11,428
CBS Corp.	1,826	66,339
Charter Communications, Inc. (Class A) (a)	100	7,507
Comcast Corp. (Class A) (b)	8,322	297,678
DIRECTV (Class A) (a)	1,977	103,713
Discovery Communications, Inc. (Series A) (a)(b)	722	43,053
DISH Network Corp. (Class A)	673	20,600
Gannett Co., Inc. (b)	598	10,614

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

John Wiley & Sons, Inc. (Class A)	159	$7,306
Liberty Global, Inc. (Series A) (a)(b)	735	44,651
Liberty Media Corp. — Liberty Capital (Class A) (a)	352	36,668
News Corp. (Class A)	6,339	155,496
Omnicom Group, Inc. (b)	781	40,268
Scripps Networks Interactive, Inc. (Class A) (b)	259	15,859
Sirius XM Radio, Inc. (a)(b)	11,045	28,717
The Interpublic Group of Cos., Inc. (b)	1,534	17,058
The McGraw-Hill Cos., Inc. (b)	835	45,583
The Walt Disney Co.	5,516	288,376
The Washington Post Co. (Class B) (b)	19	6,898
Time Warner Cable, Inc. (b)	957	90,972
Time Warner, Inc.	2,912	132,001
Viacom, Inc. (Class B) (b)	1,451	77,759

		1,556,378

METALS & MINING — 0.8%
Alcoa, Inc.	3,213	28,435
Allegheny Technologies, Inc.	301	9,602
Allied Nevada Gold Corp. (a)(b)	253	9,882
Cliffs Natural Resources, Inc. (b)	422	16,513
Freeport-McMoRan Copper & Gold, Inc.	2,907	115,059
Newmont Mining Corp.	1,504	84,239
Nucor Corp. (b)	912	34,893
Reliance Steel & Aluminum Co.	203	10,627
Royal Gold, Inc. (b)	168	16,777
Steel Dynamics, Inc. (b)	570	6,401
United States Steel Corp. (b)	447	8,524

		340,952

MULTI-UTILITIES — 1.2%
Alliant Energy Corp.	352	15,273
Ameren Corp.	739	24,143
CenterPoint Energy, Inc. (b)	1,219	25,965
CMS Energy Corp.	889	20,936
Consolidated Edison, Inc. (b)	913	54,680
Dominion Resources, Inc.	1,755	92,910
DTE Energy Co. (b)	519	31,109
Integrys Energy Group, Inc.	246	12,841
MDU Resources Group, Inc.	530	11,681
NiSource, Inc.	859	21,887
PG&E Corp.	1,346	57,434
Public Service Enterprise Group, Inc. (b)	1,611	51,842
SCANA Corp. (b)	350	16,894
Sempra Energy (b)	714	46,046
TECO Energy, Inc. (b)	631	11,194
Wisconsin Energy Corp.	748	28,177

		523,012

MULTILINE RETAIL — 0.8%
Dillard’s, Inc. (Class A) (b)	100	7,232
Dollar General Corp. (a)	710	36,593
Dollar Tree, Inc. (a)	752	36,303
Family Dollar Stores, Inc.	321	21,282
J.C. Penney Co., Inc. (b)	493	11,975
Kohl’s Corp. (b)	710	36,366
Macy’s, Inc.	1,227	46,160
Nordstrom, Inc. (b)	440	24,279
Sears Holdings Corp. (a)	133	7,380
Target Corp.	1,986	126,052

		353,622

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	4,188	30,740

OIL, GAS & CONSUMABLE FUELS — 8.9%
Anadarko Petroleum Corp.	1,552	108,516
Apache Corp.	1,232	106,531
Cabot Oil & Gas Corp.	678	30,442
Chesapeake Energy Corp. (b)	1,576	29,739
Chevron Corp.	6,088	709,617
Cimarex Energy Co. (b)	255	14,930
Cobalt International Energy, Inc. (a)	525	11,692
Concho Resources, Inc. (a)(b)	315	29,846
ConocoPhillips (b)	3,730	213,281
CONSOL Energy, Inc. (b)	653	19,623
Continental Resources, Inc. (a)(b)	178	13,688
Denbury Resources, Inc. (a)(b)	1,210	19,554
Devon Energy Corp.	1,185	71,693
Energen Corp.	197	10,325
EOG Resources, Inc.	827	92,665
EQT Corp.	461	27,199
Exxon Mobil Corp. (b)	14,306	1,308,284
Hess Corp.	933	50,121
Hollyfrontier Corp. (b)	597	24,638
Kinder Morgan, Inc.	1,782	63,297
Marathon Oil Corp.	2,147	63,487
Marathon Petroleum Corp.	1,073	58,575
Murphy Oil Corp.	598	32,107
Newfield Exploration Co. (a)	409	12,810
Noble Energy, Inc.	539	49,971
Occidental Petroleum Corp.	2,517	216,613
Peabody Energy Corp. (b)	860	19,169
Phillips 66	1,914	88,752
Pioneer Natural Resources Co. (b)	361	37,688
Plains Exploration & Production Co. (a)(b)	402	15,063
QEP Resources, Inc.	550	17,413
Range Resources Corp. (b)	489	34,167
SandRidge Energy, Inc. (a)(b)	1,125	7,841
SM Energy Co.	170	9,199
Southwestern Energy Co. (a)(b)	1,085	37,736
Spectra Energy Corp.	2,000	58,720
Sunoco, Inc. (b)	375	17,561
Tesoro Corp.	400	16,760
The Williams Cos., Inc.	1,935	67,667
Ultra Petroleum Corp. (a)(b)	478	10,507
Valero Energy Corp.	1,680	53,222
Whiting Petroleum Corp. (a)	380	18,004
WPX Energy, Inc. (a)(b)	612	10,153

		3,908,866

PAPER & FOREST PRODUCTS — 0.2%
International Paper Co. (b)	1,313	47,688
MeadWestvaco Corp.	529	16,188
Weyerhaeuser Co. (b)	1,636	42,765

		106,641

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (b)	1,361	21,708
Herbalife, Ltd. (b)	372	17,633

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

The Estee Lauder Cos., Inc. (Class A)	748	$46,054

		85,395

PHARMACEUTICALS — 5.7%
Abbott Laboratories	4,828	331,007
Allergan, Inc.	950	87,001
Bristol-Myers Squibb Co.	5,201	175,534
Eli Lilly & Co.	3,097	146,829
Endo Pharmaceuticals Holdings, Inc. (a)	329	10,436
Forest Laboratories, Inc. (a)	787	28,025
Hospira, Inc. (a)(b)	501	16,443
Johnson & Johnson (b)	8,512	586,562
Merck & Co., Inc.	9,490	427,999
Mylan, Inc. (a)	1,324	32,305
Perrigo Co. (b)	271	31,482
Pfizer, Inc.	23,121	574,557
Warner Chilcott PLC (Class A)	554	7,479
Watson Pharmaceuticals, Inc. (a)	418	35,597

		2,491,256

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp. (b)	130	10,351
Equifax, Inc.	409	19,051
IHS, Inc. (Class A) (a)	148	14,408
Manpower, Inc.	244	8,979
Nielsen Holdings NV (a)(b)	385	11,542
Robert Half International, Inc. (b)	448	11,930
Towers Watson & Co. (Class A) (b)	182	9,655
Verisk Analytics, Inc. (Class A) (a)	472	22,472

		108,388

REAL ESTATE INVESTMENT TRUSTS — 2.7%
Alexandria Real Estate Equities, Inc. (b)	176	12,939
American Campus Communities, Inc.	300	13,164
American Capital Agency Corp.	1,098	37,980
American Tower Corp.	1,245	88,881
Annaly Capital Management, Inc. (b)	2,994	50,419
AvalonBay Communities, Inc. (b)	311	42,293
Boston Properties, Inc. (b)	458	50,659
BRE Properties, Inc.	231	10,832
Camden Property Trust (b)	219	14,123
Chimera Investment Corp. (b)	3,129	8,480
DDR Corp. (b)	699	10,737
Digital Realty Trust, Inc.	415	28,988
Equity Residential	909	52,295
Essex Property Trust, Inc. (b)	104	15,417
Federal Realty Investment Trust (b)	180	18,954
General Growth Properties, Inc. (b)	1,240	24,155
HCP, Inc.	1,350	60,048
Health Care REIT, Inc.	719	41,522
Host Hotels & Resorts, Inc. (b)	2,246	36,048
Kimco Realty Corp. (b)	1,292	26,189
Liberty Property Trust (b)	393	14,242
Piedmont Office Realty Trust, Inc. (Class A)	550	9,537
Plum Creek Timber Co., Inc. (b)	548	24,024
ProLogis (b)	1,450	50,793
Public Storage (b)	435	60,539
Rayonier, Inc. (b)	369	18,085
Realty Income Corp. (b)	394	16,111
Regency Centers Corp. (b)	301	14,668
Senior Housing Properties Trust (b)	500	10,890
Simon Property Group, Inc.	946	143,612
SL Green Realty Corp. (b)	250	20,017
Taubman Centers, Inc.	200	15,346
The Macerich Co. (b)	421	24,094
UDR, Inc. (b)	713	17,697
Ventas, Inc. (b)	897	55,838
Vornado Realty Trust	523	42,389

		1,182,005

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)	989	18,207
Jones Lang LaSalle, Inc. (b)	130	9,926

		28,133

ROAD & RAIL — 0.8%
CSX Corp.	3,305	68,579
Hertz Global Holdings, Inc. (a)(b)	768	10,545
J.B. Hunt Transport Services, Inc. (b)	271	14,103
Kansas City Southern	339	25,689
Norfolk Southern Corp.	1,027	65,348
Union Pacific Corp.	1,462	173,539

		357,803

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Advanced Micro Devices, Inc. (a)(b)	1,741	5,867
Altera Corp.	1,044	35,480
Analog Devices, Inc. (b)	926	36,290
Applied Materials, Inc. (b)	4,054	45,263
Atmel Corp. (a)	1,377	7,243
Broadcom Corp. (Class A) (a)	1,621	56,054
Cree, Inc. (a)(b)	337	8,604
Intel Corp.	15,455	350,520
KLA-Tencor Corp.	550	26,238
Lam Research Corp. (a)	562	17,863
Linear Technology Corp.	652	20,766
LSI Corp. (a)(b)	1,752	12,106
Marvell Technology Group, Ltd.	1,501	13,734
Maxim Integrated Products, Inc. (b)	931	24,783
Microchip Technology, Inc. (b)	580	18,989
Micron Technology, Inc. (a)(b)	2,831	16,944
NVIDIA Corp. (a)(b)	1,900	25,346
ON Semiconductor Corp. (a)	1,266	7,811
Skyworks Solutions, Inc. (a)(b)	612	14,422
Texas Instruments, Inc.	3,547	97,720
Xilinx, Inc. (b)	782	26,127

		868,170

SOFTWARE — 3.7%
Activision Blizzard, Inc.	1,304	14,709
Adobe Systems, Inc. (a)	1,560	50,638
Ansys, Inc. (a)(b)	289	21,213
Ariba, Inc. (a)	300	13,440
Autodesk, Inc. (a)	720	24,026
BMC Software, Inc. (a)	484	20,081
CA, Inc. (b)	1,089	28,058
Citrix Systems, Inc. (a)	572	43,798
Concur Technologies, Inc. (a)(b)	100	7,373
Electronic Arts, Inc. (a)(b)	1,006	12,766
Factset Research Systems, Inc. (b)	141	13,595
Fortinet, Inc. (a)	400	9,656
Informatica Corp. (a)(b)	359	12,497
Intuit, Inc. (b)	846	49,812

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

MICROS Systems, Inc. (a)(b)	200	$9,824
Microsoft Corp.	23,330	694,767
NetSuite, Inc. (a)(b)	100	6,380
Nuance Communications, Inc. (a)(b)	676	16,826
Oracle Corp.	11,794	371,393
Red Hat, Inc. (a)(b)	601	34,221
Salesforce.com, Inc. (a)(b)	398	60,771
Solarwinds, Inc. (a)	200	11,148
Solera Holdings, Inc. (b)	217	9,520
Symantec Corp. (a)	2,212	39,816
Synopsys, Inc. (a)	443	14,628
TIBCO Software, Inc. (a)	523	15,810
VMware, Inc. (Class A) (a)(b)	255	24,669

		1,631,435

SPECIALTY RETAIL — 2.3%
Abercrombie & Fitch Co. (Class A) (b)	271	9,192
Advance Auto Parts, Inc.	228	15,604
American Eagle Outfitters, Inc. (b)	566	11,931
AutoNation, Inc. (a)(b)	137	5,983
AutoZone, Inc. (a)(b)	116	42,882
Bed Bath & Beyond, Inc. (a)	670	42,210
Best Buy Co., Inc. (b)	938	16,124
CarMax, Inc. (a)(b)	698	19,754
Dick’s Sporting Goods, Inc. (b)	259	13,429
Foot Locker, Inc.	500	17,750
GNC Holdings, Inc. (Class A) (b)	200	7,794
Limited Brands, Inc. (b)	709	34,925
Lowe’s Cos., Inc.	3,519	106,415
O’Reilly Automotive, Inc. (a)(b)	363	30,354
PetSmart, Inc. (b)	350	24,143
Ross Stores, Inc.	646	41,732
Sally Beauty Holdings, Inc. (a)	400	10,036
Signet Jewelers, Ltd.	300	14,628
Staples, Inc. (b)	2,231	25,701
The Gap, Inc.	944	33,776
The Home Depot, Inc.	4,709	284,282
Tiffany & Co. (b)	394	24,381
TJX Cos., Inc.	2,280	102,121
Tractor Supply Co.	220	21,756
Ulta Salon Cosmetics & Fragrance, Inc.	193	18,587
Urban Outfitters, Inc. (a)	352	13,221
Williams-Sonoma, Inc.	300	13,191

		1,001,902

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Coach, Inc. (b)	867	48,569
Fossil, Inc. (a)	165	13,975
Michael Kors Holdings Ltd. (a)	366	19,464
NIKE, Inc. (Class B)	1,147	108,862
PVH Corp.	184	17,244
Ralph Lauren Corp. (b)	181	27,373
Under Armour, Inc. (Class A) (a)(b)	200	11,166
V.F. Corp. (b)	274	43,665

		290,318

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	1,552	12,354
New York Community Bancorp, Inc. (b)	1,291	18,281
People’s United Financial, Inc. (b)	1,123	13,633
TFS Financial Corp. (a)	299	2,712

		46,980

TOBACCO — 1.8%
Altria Group, Inc.	6,292	210,090
Lorillard, Inc. (b)	420	48,909
Philip Morris International, Inc.	5,216	469,127
Reynolds American, Inc. (b)	1,065	46,157

		774,283

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	801	34,435
MSC Industrial Direct Co., Inc. (Class A) (b)	137	9,242
W.W. Grainger, Inc. (b)	179	37,298

		80,975

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	524	19,419
Aqua America, Inc. (b)	423	10,474

		29,893

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Crown Castle International Corp. (a)(b)	941	60,318
MetroPCS Communications, Inc. (a)(b)	790	9,251
SBA Communications Corp. (Class A) (a)(b)	367	23,084
Sprint Nextel Corp. (a)	8,927	49,277
Telephone & Data Systems, Inc.	360	9,220
US Cellular Corp. (a)(b)	52	2,035

		153,185

TOTAL COMMON STOCKS —
(Cost $37,991,422)		43,638,822

RIGHTS — 0.0% (d)
INTERNET & CATALOG RETAIL — 0.0% (d)
Liberty Ventures (expiring 10/9/12) (a) (Cost $2)	1	14

SHORT TERM INVESTMENTS — 14.1%
MONEY MARKET FUNDS — 14.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	5,879,127	5,879,127
State Street Institutional Liquid Reserves Fund 0.21% (f)(g)	303,056	303,056

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,182,183)		6,182,183

TOTAL INVESTMENTS — 113.8% (h)
(Cost $44,173,607)		49,821,019
OTHER ASSETS & LIABILITIES — (13.8)%		(6,059,183)

NET ASSETS — 100.0%		$43,761,836

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2012.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.5%
General Dynamics Corp.	6,891	$455,633
Honeywell International, Inc.	16,442	982,410
Lockheed Martin Corp.	8,974	837,992
Precision Castparts Corp.	3,145	513,704
Raytheon Co.	6,434	367,767
Rockwell Collins, Inc. (a)	3,482	186,775
The Boeing Co.	14,045	977,813
United Technologies Corp.	20,238	1,584,433

		5,906,527

AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc. (a)	5,448	318,981
Expeditors International of Washington, Inc.	4,981	181,109
United Parcel Service, Inc. (Class B)	24,035	1,720,185

		2,220,275

AUTO COMPONENTS — 0.1%
BorgWarner, Inc. (a)(b)	2,960	204,566

AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	3,157	133,762

BEVERAGES — 4.0%
Brown-Forman Corp. (Class B)	5,039	328,795
Dr. Pepper Snapple Group, Inc. (a)	3,670	163,425
Monster Beverage Corp. (b)	5,074	274,808
PepsiCo, Inc.	52,060	3,684,286
The Coca-Cola Co.	129,536	4,913,300

		9,364,614

BIOTECHNOLOGY — 2.9%
Alexion Pharmaceuticals, Inc. (b)	6,467	739,825
Amgen, Inc.	25,753	2,171,493
Biogen Idec, Inc. (b)	7,923	1,182,349
Celgene Corp. (b)	14,407	1,100,695
Gilead Sciences, Inc. (b)	25,315	1,679,144

		6,873,506

BUILDING PRODUCTS — 0.0% (c)
Masco Corp.	3,645	54,857

CAPITAL MARKETS — 0.8%
BlackRock, Inc.	4,236	755,279
Franklin Resources, Inc. (a)	4,681	585,452
T. Rowe Price Group, Inc.	8,436	533,999

		1,874,730

CHEMICALS — 3.3%
Air Products & Chemicals, Inc.	4,662	385,547
Airgas, Inc.	1,695	139,499
CF Industries Holdings, Inc.	2,145	476,705
E. I. du Pont de Nemours & Co.	21,170	1,064,216
Eastman Chemical Co.	2,514	143,323
Ecolab, Inc.	8,758	567,606
FMC Corp.	4,577	253,474
International Flavors & Fragrances, Inc.	2,718	161,938
LyondellBasell Industries NV	6,200	320,292
Monsanto Co.	17,801	1,620,247
PPG Industries, Inc.	5,111	586,947
Praxair, Inc.	10,013	1,040,151
Sigma-Aldrich Corp. (a)	4,002	288,024
The Mosaic Co.	5,813	334,887
The Sherwin-Williams Co.	2,899	431,690

		7,814,546

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Iron Mountain, Inc.	2,550	86,980
Stericycle, Inc. (a)(b)	2,878	260,517
The Adt Corp. (b)	1,800	64,800

		412,297

COMMUNICATIONS EQUIPMENT — 1.7%
F5 Networks, Inc. (b)	2,662	278,711
Juniper Networks, Inc. (b)	11,421	195,413
QUALCOMM, Inc.	56,942	3,558,306

		4,032,430

COMPUTERS & PERIPHERALS — 9.7%
Apple, Inc.	31,358	20,923,939
EMC Corp. (b)	38,575	1,051,940
NetApp, Inc. (b)	12,162	399,887
SanDisk Corp. (b)	8,082	351,001
Seagate Technology PLC	3,450	106,950

		22,833,717

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	3,310	186,287

CONSUMER FINANCE — 0.5%
American Express Co.	19,817	1,126,795

CONTAINERS & PACKAGING — 0.1%
Ball Corp.	2,980	126,084

DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,548	216,534

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
Apollo Group, Inc. (a)(b)	3,529	102,518

DIVERSIFIED FINANCIAL SERVICES — 0.2%
IntercontinentalExchange, Inc. (b)	2,415	322,185
Moody’s Corp.	3,452	152,475

		474,660

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Verizon Communications, Inc.	51,475	2,345,716

ELECTRIC UTILITIES — 0.6%
NextEra Energy, Inc.	8,186	575,722
Southern Co.	17,258	795,421

		1,371,143

ELECTRICAL EQUIPMENT — 0.7%
Cooper Industries PLC	3,155	236,814
Emerson Electric Co.	17,216	831,016
Rockwell Automation, Inc.	4,709	327,511
Roper Industries, Inc.	3,229	354,835

		1,750,176

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Amphenol Corp. (Class A)	5,431	319,777
FLIR Systems, Inc.	3,925	78,402

		398,179

ENERGY EQUIPMENT & SERVICES — 2.7%
Baker Hughes, Inc.	8,837	399,698
Cameron International Corp. (b)	8,268	463,587
Diamond Offshore Drilling, Inc.	2,304	151,626
Ensco PLC (Class A)	2,470	134,763

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

FMC Technologies, Inc. (b)	7,936	$367,437
Halliburton Co.	17,957	604,971
Helmerich & Payne, Inc. (a)	3,481	165,730
National Oilwell Varco, Inc.	9,954	797,415
Schlumberger, Ltd.	44,346	3,207,546

		6,292,773

FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.	8,476	848,659
Wal-Mart Stores, Inc.	35,371	2,610,380
Whole Foods Market, Inc.	4,340	422,716

		3,881,755

FOOD PRODUCTS — 1.8%
Campbell Soup Co. (a)	3,235	112,643
General Mills, Inc.	14,381	573,083
H.J. Heinz Co. (a)	8,184	457,895
Hormel Foods Corp. (a)	2,035	59,503
Kellogg Co.	8,179	422,527
Kraft Foods, Inc. (Class A)	32,091	1,326,963
McCormick & Co., Inc.	3,111	193,006
Mead Johnson Nutrition Co.	6,810	499,037
The Hershey Co.	5,003	354,662
The J.M. Smucker Co.	2,169	187,250

		4,186,569

GAS UTILITIES — 0.1%
ONEOK, Inc.	4,141	200,052

HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Baxter International, Inc.	18,210	1,097,335
Becton, Dickinson and Co. (a)	6,715	527,530
C.R. Bard, Inc.	2,582	270,206
Covidien PLC	11,535	685,410
DENTSPLY International, Inc. (a)	2,848	108,623
Edwards Lifesciences Corp. (b)	3,867	415,200
Intuitive Surgical, Inc. (a)(b)	1,309	648,780
Medtronic, Inc.	22,293	961,274
St. Jude Medical, Inc.	10,486	441,775
Stryker Corp.	9,712	540,570
Varian Medical Systems, Inc. (a)(b)	3,683	222,158
Zimmer Holdings, Inc.	5,919	400,243

		6,319,104

HEALTH CARE PROVIDERS & SERVICES — 2.3%
Aetna, Inc.	6,006	237,838
DaVita, Inc. (b)	2,842	294,460
Express Scripts Holding Co. (b)	27,141	1,700,926
Humana, Inc.	3,155	221,323
Laboratory Corp. of America Holdings (b)	3,241	299,695
Patterson Cos., Inc. (a)	1,540	52,730
Quest Diagnostics, Inc. (a)	5,243	332,564
UnitedHealth Group, Inc.	34,593	1,916,798
WellPoint, Inc.	5,615	325,726

		5,382,060

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)(b)	4,871	377,064

HOTELS, RESTAURANTS & LEISURE — 2.8%
Chipotle Mexican Grill, Inc. (b)	1,045	331,829
Darden Restaurants, Inc. (a)	3,083	171,877
Marriott International, Inc. (Class A) (a)	3,567	139,470
McDonald’s Corp.	33,716	3,093,443
Starbucks Corp.	25,396	1,288,847
Starwood Hotels & Resorts Worldwide, Inc.	3,849	223,088
Wynn Resorts, Ltd.	2,682	309,610
Yum! Brands, Inc.	15,247	1,011,486

		6,569,650

HOUSEHOLD DURABLES — 0.0% (c)
Pulte Group, Inc. (b)	4,338	67,239

HOUSEHOLD PRODUCTS — 3.3%
Colgate-Palmolive Co.	14,894	1,596,935
Kimberly-Clark Corp.	13,177	1,130,323
The Clorox Co. (a)	3,013	217,086
The Procter & Gamble Co.	69,086	4,791,805

		7,736,149

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	16,399	1,515,596
Danaher Corp.	15,055	830,283

		2,345,879

INSURANCE — 0.8%
Aflac, Inc.	15,632	748,460
Aon PLC	7,300	381,717
The Chubb Corp.	5,025	383,307
The Travelers Cos., Inc.	6,697	457,137

		1,970,621

INTERNET & CATALOG RETAIL — 1.9%
Amazon.com, Inc. (b)	12,101	3,077,526
Expedia, Inc.	1,977	114,350
Netflix, Inc. (a)(b)	1,827	99,462
Priceline.com, Inc. (b)	1,667	1,031,423
TripAdvisor, Inc. (a)(b)	2,283	75,179

		4,397,940

INTERNET SOFTWARE & SERVICES — 3.5%
Akamai Technologies, Inc. (b)	5,922	226,576
eBay, Inc. (b)	25,247	1,222,207
Google, Inc. (Class A) (b)	8,861	6,685,625
VeriSign, Inc. (b)	2,541	123,721

		8,258,129

IT SERVICES — 6.5%
Accenture PLC (Class A)	16,039	1,123,211
Automatic Data Processing, Inc.	16,130	946,186
Cognizant Technology Solutions Corp. (Class A) (b)	9,989	698,431
Fiserv, Inc. (b)	4,631	342,833
International Business Machines Corp.	35,966	7,461,147
Mastercard, Inc. (Class A)	3,612	1,630,746
Paychex, Inc.	5,378	179,033
Teradata Corp. (b)	5,576	420,486
The Western Union Co.	9,586	174,657
Visa, Inc. (Class A)	17,463	2,344,932

		15,321,662

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. (a)	2,212	84,432
Mattel, Inc.	5,052	179,245

		263,677

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	8,185	$314,713
Life Technologies Corp. (b)	5,885	287,659
Thermo Fisher Scientific, Inc.	7,326	430,988
Waters Corp. (b)	2,926	243,824

		1,277,184

MACHINERY — 2.0%
Caterpillar, Inc.	14,237	1,224,952
Cummins, Inc.	4,414	407,015
Deere & Co. (a)	13,172	1,086,558
Dover Corp. (a)	4,226	251,405
Flowserve Corp.	1,366	174,493
Illinois Tool Works, Inc. (a)	8,764	521,195
Joy Global, Inc.	3,454	193,631
Pall Corp.	3,808	241,770
Parker Hannifin Corp. (a)	3,233	270,214
Pentair, Inc. (b)	2,900	129,079
Snap-On, Inc.	1,037	74,529
Stanley Black & Decker, Inc.	3,120	237,900

		4,812,741

MEDIA — 1.6%
DIRECTV (Class A) (b)	21,050	1,104,283
Discovery Communications, Inc. (Series A) (a)(b)	8,369	499,043
Omnicom Group, Inc. (a)	5,261	271,257
Scripps Networks Interactive, Inc. (Class A)	2,874	175,975
The McGraw-Hill Cos., Inc.	5,359	292,548
Time Warner Cable, Inc.	7,008	666,181
Viacom, Inc. (Class B)	15,884	851,224

		3,860,511

METALS & MINING — 0.5%
Cliffs Natural Resources, Inc. (a)	4,742	185,554
Newmont Mining Corp.	16,570	928,086

		1,113,640

MULTI-UTILITIES — 0.4%
Consolidated Edison, Inc.	5,124	306,876
Dominion Resources, Inc.	13,388	708,761

		1,015,637

MULTILINE RETAIL — 0.8%
Big Lots, Inc. (b)	1,455	43,039
Dollar Tree, Inc. (b)	7,686	371,042
Family Dollar Stores, Inc.	3,251	215,541
Kohl’s Corp. (a)	4,710	241,246
Nordstrom, Inc.	3,846	212,222
Target Corp.	13,317	845,230

		1,928,320

OIL, GAS & CONSUMABLE FUELS — 8.7%
Anadarko Petroleum Corp.	8,206	573,763
Apache Corp.	9,137	790,076
Cabot Oil & Gas Corp.	6,959	312,459
Chevron Corp.	35,487	4,136,365
CONSOL Energy, Inc. (a)	5,362	161,128
EOG Resources, Inc.	9,053	1,014,389
EQT Corp.	2,911	171,749
Exxon Mobil Corp.	98,835	9,038,461
Kinder Morgan, Inc.	9,117	323,836
Newfield Exploration Co. (b)	3,002	94,023
Noble Energy, Inc.	3,711	344,047
Occidental Petroleum Corp.	19,477	1,676,191
Peabody Energy Corp.	8,956	199,629
Pioneer Natural Resources Co. (a)	4,138	432,007
Range Resources Corp. (a)	3,901	272,563
Southwestern Energy Co. (b)	11,489	399,587
Spectra Energy Corp.	9,793	287,522
The Williams Cos., Inc.	8,877	310,429
WPX Energy, Inc. (a)(b)	3,583	59,442

		20,597,666

PERSONAL PRODUCTS — 0.2%
The Estee Lauder Cos., Inc. (Class A)	8,004	492,806

PHARMACEUTICALS — 7.3%
Abbott Laboratories	52,483	3,598,234
Allergan, Inc.	10,245	938,237
Bristol-Myers Squibb Co.	34,297	1,157,524
Eli Lilly & Co.	23,939	1,134,948
Johnson & Johnson (a)	92,197	6,353,295
Merck & Co., Inc.	66,246	2,987,695
Mylan, Inc. (b)	14,006	341,746
Perrigo Co. (a)	2,956	343,399
Watson Pharmaceuticals, Inc. (b)	4,243	361,334

		17,216,412

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp. (a)	1,638	130,417
Equifax, Inc.	2,179	101,498
Robert Half International, Inc.	1,633	43,487

		275,402

REAL ESTATE INVESTMENT TRUSTS — 2.2%
American Tower Corp.	13,245	945,560
Apartment Investment & Management Co. (Class A) (a)	2,005	52,110
AvalonBay Communities, Inc. (a)	2,238	304,346
Boston Properties, Inc. (a)	2,696	298,204
Equity Residential	7,074	406,967
HCP, Inc.	6,358	282,804
Health Care REIT, Inc.	4,897	282,802
Plum Creek Timber Co., Inc. (a)	2,508	109,951
ProLogis	5,536	193,926
Public Storage	3,408	474,291
Simon Property Group, Inc.	6,718	1,019,860
Ventas, Inc. (a)	9,893	615,839
Vornado Realty Trust	3,016	244,447

		5,231,107

ROAD & RAIL — 1.2%
CSX Corp.	16,301	338,246
Norfolk Southern Corp.	8,153	518,775
Union Pacific Corp.	15,842	1,880,446

		2,737,467

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Altera Corp.	10,556	358,746
Analog Devices, Inc.	5,995	234,944
Broadcom Corp. (Class A) (b)	17,196	594,638
First Solar, Inc. (a)(b)	1,949	43,161
Intel Corp.	85,395	1,936,758
KLA-Tencor Corp.	5,477	261,280
Lam Research Corp. (b)	6,066	192,808

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Linear Technology Corp.	4,869	$155,078
LSI Corp. (b)	8,958	61,900
Microchip Technology, Inc.	6,381	208,914
NVIDIA Corp. (b)	6,478	86,416
Teradyne, Inc. (a)(b)	3,848	54,718
Texas Instruments, Inc.	21,736	598,827
Xilinx, Inc. (a)	8,673	289,765

		5,077,953

SOFTWARE — 4.7%
Adobe Systems, Inc. (b)	7,447	241,730
Autodesk, Inc. (b)	3,704	123,603
BMC Software, Inc. (b)	3,939	163,429
Citrix Systems, Inc. (b)	6,223	476,495
Electronic Arts, Inc. (b)	5,223	66,280
Intuit, Inc.	9,256	544,993
Microsoft Corp.	143,840	4,283,555
Oracle Corp.	127,374	4,011,007
Red Hat, Inc. (b)	6,429	366,067
Salesforce.com, Inc. (b)	4,306	657,483
Symantec Corp. (b)	9,925	178,650

		11,113,292

SPECIALTY RETAIL — 2.1%
AutoZone, Inc. (b)	1,279	472,808
Bed Bath & Beyond, Inc. (b)	7,736	487,368
Limited Brands, Inc. (a)	5,602	275,954
O’Reilly Automotive, Inc. (a)(b)	3,980	332,808
Ross Stores, Inc.	7,422	479,461
The Home Depot, Inc.	23,361	1,410,303
Tiffany & Co.	3,975	245,973
TJX Cos., Inc.	24,615	1,102,506
Urban Outfitters, Inc. (b)	2,787	104,680

		4,911,861

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Coach, Inc. (a)	9,611	538,408
Fossil, Inc. (b)	1,800	152,460
NIKE, Inc. (Class B)	12,291	1,166,539
Ralph Lauren Corp.	2,068	312,744
V.F. Corp.	2,956	471,068

		2,641,219

TOBACCO — 2.7%
Altria Group, Inc.	22,388	747,535
Lorillard, Inc.	2,927	340,849
Philip Morris International, Inc.	56,485	5,080,261
Reynolds American, Inc. (a)	6,146	266,368

		6,435,013

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co. (a)	6,410	275,566
W.W. Grainger, Inc. (a)	2,032	423,408

		698,974

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp. (b)	9,803	628,372

TOTAL COMMON STOCKS —
(Cost $179,050,276)		235,459,819

SHORT TERM INVESTMENTS — 4.7%
MONEY MARKET FUNDS — 4.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	9,760,661	9,760,661
State Street Institutional Liquid Reserves Fund 0.21% (e)(f)	1,306,899	1,306,899

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,067,560)		11,067,560

TOTAL INVESTMENTS — 104.6% (g)
(Cost $190,117,836)		246,527,379
OTHER ASSETS & LIABILITIES — (4.6)%		(10,759,458)

NET ASSETS — 100.0%		$235,767,921

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.9%
General Dynamics Corp.	2,189	$144,737
Honeywell International, Inc.	5,041	301,200
L-3 Communications Holdings, Inc.	1,748	125,349
Northrop Grumman Corp. (a)	4,376	290,698
Precision Castparts Corp.	896	146,353
Raytheon Co. (a)	2,505	143,186
Rockwell Collins, Inc. (a)	672	36,046
Textron, Inc. (a)	5,023	131,452
The Boeing Co.	4,567	317,954
United Technologies Corp.	4,136	323,807

		1,960,782

AIR FREIGHT & LOGISTICS — 0.5%
Expeditors International of Washington, Inc.	1,032	37,523
FedEx Corp.	5,216	441,378

		478,901

AIRLINES — 0.1%
Southwest Airlines Co.	13,213	115,878

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (a)(b)	470	32,482
Johnson Controls, Inc. (a)	11,846	324,580
The Goodyear Tire & Rubber Co. (b)	4,504	54,904

		411,966

AUTOMOBILES — 0.7%
Ford Motor Co.	67,046	661,074
Harley-Davidson, Inc. (a)	2,369	100,374

		761,448

BEVERAGES — 0.6%
Beam, Inc.	2,794	160,767
Coca-Cola Enterprises, Inc. (a)	4,896	153,098
Constellation Brands, Inc. (Class A) (b)	2,716	87,863
Dr. Pepper Snapple Group, Inc. (a)	1,836	81,757
Molson Coors Brewing Co. (Class B) (a)	2,785	125,464

		608,949

BUILDING PRODUCTS — 0.1%
Masco Corp. (a)	4,334	65,227

CAPITAL MARKETS — 3.0%
Ameriprise Financial, Inc.	3,752	212,701
E*TRADE Financial Corp. (b)	4,697	41,381
Federated Investors, Inc. (Class B) (a)	1,617	33,456
Invesco, Ltd.	7,969	199,145
Legg Mason, Inc. (a)	2,236	55,184
Morgan Stanley	24,507	410,247
Northern Trust Corp. (a)	3,897	180,879
State Street Corp. (c)	8,498	356,576
The Bank of New York Mellon Corp.	20,943	473,731
The Charles Schwab Corp. (a)	18,775	240,132
The Goldman Sachs Group, Inc.	7,997	909,099

		3,112,531

CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	1,266	104,698
Airgas, Inc.	343	28,229
E. I. du Pont de Nemours & Co.	5,240	263,415
Eastman Chemical Co.	1,322	75,367
LyondellBasell Industries NV	2,700	139,482
The Dow Chemical Co. (a)	21,219	614,502
The Mosaic Co.	1,826	105,196

		1,330,889

COMMERCIAL BANKS — 6.3%
BB&T Corp.	12,190	404,220
Comerica, Inc. (a)	3,554	110,352
Fifth Third Bancorp (a)	16,040	248,780
First Horizon National Corp. (a)	4,220	40,639
Huntington Bancshares, Inc.	15,026	103,679
Keycorp	16,613	145,198
M&T Bank Corp.	2,119	201,644
PNC Financial Services Group, Inc.	9,280	585,568
Regions Financial Corp.	25,058	180,668
SunTrust Banks, Inc. (a)	9,405	265,879
U.S. Bancorp	33,616	1,153,029
Wells Fargo & Co.	87,036	3,005,353
Zions Bancorporation	3,233	66,778

		6,511,787

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Avery Dennison Corp. (a)	1,852	58,931
Cintas Corp. (a)	1,925	79,791
Iron Mountain, Inc.	1,425	48,607
Pitney Bowes, Inc. (a)	3,687	50,954
R.R. Donnelley & Sons Co. (a)	3,225	34,185
Republic Services, Inc.	5,318	146,298
Tyco International, Ltd.	8,157	458,913
Waste Management, Inc. (a)	7,754	248,748

		1,126,427

COMMUNICATIONS EQUIPMENT — 2.2%
Cisco Systems, Inc.	93,936	1,793,238
Harris Corp. (a)	2,049	104,950
JDS Uniphase Corp. (b)	4,042	50,060
Juniper Networks, Inc. (b)	3,124	53,452
Motorola Solutions, Inc.	5,161	260,888

		2,262,588

COMPUTERS & PERIPHERALS — 1.5%
Dell, Inc.	26,079	257,139
EMC Corp. (b)	16,580	452,137
Hewlett-Packard Co. (a)	34,660	591,300
Seagate Technology PLC	4,500	139,500
Western Digital Corp.	3,976	153,990

		1,594,066

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	1,232	69,337
Jacobs Engineering Group, Inc. (a)(b)	2,311	93,434
Quanta Services, Inc. (b)	3,759	92,847

		255,618

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co. (a)	2,336	110,493

CONSUMER FINANCE — 1.4%
American Express Co.	7,056	401,204
Capital One Financial Corp.	10,189	580,875
Discover Financial Services	9,223	366,430
SLM Corp.	8,284	130,224

		1,478,733

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

CONTAINERS & PACKAGING — 0.2%
Ball Corp.	1,276	$53,988
Bemis Co., Inc. (a)	1,881	59,195
Owens-Illinois, Inc. (b)	3,019	56,636
Sealed Air Corp.	3,071	47,478

		217,297

DISTRIBUTORS — 0.0% (d)
Genuine Parts Co.	788	48,092

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc. (a)	4,777	82,785

DIVERSIFIED FINANCIAL SERVICES — 6.5%
Bank of America Corp.	191,054	1,687,007
Citigroup, Inc.	51,997	1,701,342
CME Group, Inc. (a)	5,405	309,706
JPMorgan Chase & Co.	67,327	2,725,397
Leucadia National Corp. (a)	3,414	77,669
Moody’s Corp. (a)	1,614	71,290
NYSE Euronext	4,422	109,002
The NASDAQ OMX Group, Inc.	2,142	49,898

		6,731,311

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.3%
AT&T, Inc.	102,245	3,854,637
CenturyLink, Inc.	10,981	443,632
Frontier Communications Corp. (a)	17,364	85,084
Verizon Communications, Inc.	23,185	1,056,540
Windstream Corp. (a)	10,143	102,546

		5,542,439

ELECTRIC UTILITIES — 3.8%
American Electric Power Co., Inc.	8,430	370,414
Duke Energy Corp.	12,368	801,447
Edison International	5,686	259,793
Entergy Corp.	3,128	216,770
Exelon Corp.	15,042	535,194
FirstEnergy Corp. (a)	7,354	324,312
NextEra Energy, Inc.	3,113	218,937
Northeast Utilities	5,467	209,004
Pepco Holdings, Inc. (a)	3,967	74,976
Pinnacle West Capital Corp. (a)	1,969	103,963
PPL Corp. (a)	10,099	293,376
Southern Co.	6,307	290,690
Xcel Energy, Inc. (a)	8,501	235,563

		3,934,439

ELECTRICAL EQUIPMENT — 0.3%
Cooper Industries PLC	1,064	79,864
Emerson Electric Co.	3,766	181,785

		261,649

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Corning, Inc. (a)	26,482	348,238
FLIR Systems, Inc.	638	12,744
Jabil Circuit, Inc.	3,323	62,207
Molex, Inc. (a)	2,414	63,440
TE Connectivity, Ltd.	7,424	252,490

		739,119

ENERGY EQUIPMENT & SERVICES — 1.0%
Baker Hughes, Inc. (a)	3,028	136,956
Ensco PLC (Class A) (a)	2,800	152,768
Halliburton Co.	6,778	228,351
Nabors Industries, Ltd. (b)	5,185	72,746
National Oilwell Varco, Inc.	2,206	176,723
Noble Corp. (b)	4,398	157,360
Rowan Cos. PLC (b)	2,077	70,140

		995,044

FOOD & STAPLES RETAILING — 3.3%
Costco Wholesale Corp.	3,074	307,784
CVS Caremark Corp.	22,456	1,087,320
Safeway, Inc. (a)	4,243	68,270
Sysco Corp. (a)	10,347	323,551
The Kroger Co. (a)	9,675	227,749
Wal-Mart Stores, Inc.	11,043	814,973
Walgreen Co.	15,027	547,584
Whole Foods Market, Inc. (a)	750	73,050

		3,450,281

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	11,569	314,445
Campbell Soup Co. (a)	1,419	49,410
ConAgra Foods, Inc.	7,214	199,034
Dean Foods Co. (b)	3,231	52,827
General Mills, Inc.	3,685	146,847
H.J. Heinz Co. (a)	1,338	74,861
Hormel Foods Corp. (a)	1,350	39,474
Kraft Foods, Inc. (Class A)	14,382	594,696
McCormick & Co., Inc. (a)	677	42,001
The J.M. Smucker Co. (a)	830	71,654
Tyson Foods, Inc. (Class A)	5,246	84,041

		1,669,290

GAS UTILITIES — 0.1%
AGL Resources, Inc.	2,138	87,466
ONEOK, Inc.	1,376	66,474

		153,940

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Boston Scientific Corp. (b)	25,383	145,698
CareFusion Corp. (b)	3,879	110,125
Covidien PLC	2,396	142,370
DENTSPLY International, Inc. (a)	920	35,089
Medtronic, Inc.	6,313	272,217

		705,499

HEALTH CARE PROVIDERS & SERVICES — 1.5%
Aetna, Inc. (a)	2,813	111,395
AmerisourceBergen Corp. (a)	4,390	169,937
Cardinal Health, Inc.	6,061	236,197
CIGNA Corp.	4,972	234,529
Coventry Health Care, Inc.	2,322	96,804
Humana, Inc.	1,178	82,637
McKesson Corp.	4,176	359,261
Patterson Cos., Inc. (a)	828	28,351
Tenet Healthcare Corp. (a)(b)	7,244	45,420
WellPoint, Inc. (a)	2,894	167,881

		1,532,412

HOTELS, RESTAURANTS & LEISURE — 0.7%
Carnival Corp.	7,852	286,127
Darden Restaurants, Inc.	694	38,690
International Game Technology	4,742	62,073
Marriott International, Inc. (Class A) (a)	2,666	104,241

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Starwood Hotels & Resorts Worldwide, Inc.	1,400	$81,144
Wyndham Worldwide Corp.	2,564	134,559

		706,834

HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc. (a)	4,880	100,723
Harman International Industries, Inc. (a)	1,237	57,100
Leggett & Platt, Inc. (a)	2,526	63,276
Lennar Corp. (Class A) (a)	2,778	96,591
Newell Rubbermaid, Inc.	5,261	100,433
Pulte Group, Inc. (b)	3,570	55,335
Whirlpool Corp. (a)	1,362	112,923

		586,381

HOUSEHOLD PRODUCTS — 0.9%
The Clorox Co. (a)	716	51,588
The Procter & Gamble Co.	12,163	843,626

		895,214

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
NRG Energy, Inc. (a)	4,021	86,009
The AES Corp. (b)	11,037	121,076

		207,085

INDUSTRIAL CONGLOMERATES — 4.5%
3M Co.	2,600	240,292
Danaher Corp. (a)	2,319	127,893
General Electric Co.	187,205	4,251,425

		4,619,610

INSURANCE — 7.3%
ACE, Ltd.	5,903	446,267
American International Group, Inc. (b)	20,454	670,687
Aon PLC	1,903	99,508
Assurant, Inc. (a)	1,404	52,369
Berkshire Hathaway, Inc. (Class B) (b)	32,469	2,863,766
Cincinnati Financial Corp.	2,559	96,960
Genworth Financial, Inc. (Class A) (a)(b)	8,982	46,976
Hartford Financial Services Group, Inc.	7,745	150,563
Lincoln National Corp. (a)	5,040	121,917
Loews Corp.	5,361	221,195
Marsh & McLennan Cos., Inc.	9,558	324,303
MetLife, Inc. (a)	18,659	642,989
Principal Financial Group, Inc. (a)	4,877	131,386
Prudential Financial, Inc.	8,213	447,691
The Allstate Corp.	8,661	343,062
The Chubb Corp.	2,069	157,823
The Progressive Corp. (a)	9,966	206,695
The Travelers Cos., Inc. (a)	3,323	226,828
Torchmark Corp.	1,694	86,987
Unum Group	5,037	96,811
XL Group PLC	5,522	132,694

		7,567,477

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc.	638	36,902
TripAdvisor, Inc. (a)(b)	616	20,285

		57,187

INTERNET SOFTWARE & SERVICES — 0.7%
eBay, Inc. (b)	7,054	341,484
VeriSign, Inc. (a)(b)	1,455	70,844
Yahoo!, Inc. (b)	18,430	294,419

		706,747

IT SERVICES — 0.7%
Accenture PLC (Class A)	2,844	199,165
Computer Sciences Corp.	2,764	89,029
Fidelity National Information Services, Inc.	4,223	131,842
Paychex, Inc. (a)	2,716	90,416
SAIC, Inc.	4,834	58,201
The Western Union Co. (a)	5,722	104,255
Total System Services, Inc.	2,807	66,526

		739,434

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. (a)	862	32,902
Mattel, Inc. (a)	3,214	114,033

		146,935

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Agilent Technologies, Inc.	1,814	69,748
PerkinElmer, Inc.	1,951	57,496
Thermo Fisher Scientific, Inc.	2,550	150,017

		277,261

MACHINERY — 1.7%
Caterpillar, Inc.	4,017	345,622
Cummins, Inc.	762	70,264
Dover Corp. (a)	1,002	59,609
Eaton Corp. (a)	5,902	278,928
Flowserve Corp.	224	28,614
Illinois Tool Works, Inc. (a)	2,957	175,853
Ingersoll-Rand PLC	5,040	225,893
PACCAR, Inc.	6,228	249,276
Parker Hannifin Corp.	972	81,240
Pentair, Inc. (b)	200	8,902
Snap-On, Inc.	430	30,904
Stanley Black & Decker, Inc.	1,389	105,911
Xylem, Inc.	3,186	80,128

		1,741,144

MEDIA — 5.8%
Cablevision Systems Corp. (Class A) (a)	3,918	62,100
CBS Corp.	10,563	383,754
Comcast Corp. (Class A)	47,252	1,690,204
Gannett Co., Inc. (a)	4,316	76,609
News Corp. (Class A)	36,089	885,263
Omnicom Group, Inc. (a)	2,024	104,358
The Interpublic Group of Cos., Inc. (a)	7,760	86,291
The McGraw-Hill Cos., Inc.	1,987	108,470
The Walt Disney Co. (a)	31,832	1,664,177
The Washington Post Co. (Class B) (a)	75	27,227
Time Warner Cable, Inc.	1,786	169,777
Time Warner, Inc.	16,914	766,712

		6,024,942

METALS & MINING — 1.1%
Alcoa, Inc.	18,897	167,239
Allegheny Technologies, Inc.	1,836	58,568

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Freeport-McMoRan Copper & Gold, Inc.	16,872	$667,794
Nucor Corp. (a)	5,493	210,162
Titanium Metals Corp. (a)	1,470	18,860
United States Steel Corp. (a)	2,523	48,114

		1,170,737

MULTI-UTILITIES — 2.2%
Ameren Corp.	4,257	139,076
CenterPoint Energy, Inc. (a)	7,467	159,047
CMS Energy Corp.	4,621	108,825
Consolidated Edison, Inc.	2,412	144,455
Dominion Resources, Inc.	3,008	159,243
DTE Energy Co. (a)	3,036	181,978
Integrys Energy Group, Inc.	1,387	72,401
NiSource, Inc.	4,921	125,387
PG&E Corp.	7,437	317,337
Public Service Enterprise Group, Inc.	8,859	285,083
SCANA Corp. (a)	2,374	114,593
Sempra Energy (a)	4,008	258,476
TECO Energy, Inc. (a)	3,571	63,349
Wisconsin Energy Corp. (a)	4,052	152,639

		2,281,889

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (a)(b)	373	11,033
J.C. Penney Co., Inc. (a)	2,591	62,935
Kohl’s Corp.	1,289	66,023
Macy’s, Inc.	7,177	269,999
Nordstrom, Inc.	672	37,081
Target Corp.	4,526	287,265

		734,336

OFFICE ELECTRONICS — 0.2%
Xerox Corp.	23,177	170,119

OIL, GAS & CONSUMABLE FUELS — 10.1%
Alpha Natural Resources, Inc. (a)(b)	3,874	25,452
Anadarko Petroleum Corp.	4,429	309,676
Apache Corp.	2,035	175,967
Chesapeake Energy Corp. (a)	9,244	174,434
Chevron Corp.	15,964	1,860,764
ConocoPhillips	21,483	1,228,398
CONSOL Energy, Inc. (a)	1,142	34,317
Denbury Resources, Inc. (b)	7,008	113,249
Devon Energy Corp.	6,701	405,411
EQT Corp.	1,061	62,599
Exxon Mobil Corp.	29,445	2,692,745
Hess Corp.	5,300	284,716
Kinder Morgan, Inc.	5,200	184,704
Marathon Oil Corp.	12,420	367,259
Marathon Petroleum Corp.	6,015	328,359
Murphy Oil Corp.	3,270	175,566
Newfield Exploration Co. (b)	728	22,801
Noble Energy, Inc. (a)	1,164	107,914
Occidental Petroleum Corp.	4,029	346,736
Phillips 66	10,991	509,653
QEP Resources, Inc.	3,222	102,009
Range Resources Corp. (a)	759	53,031
Spectra Energy Corp.	6,262	183,852
Sunoco, Inc. (a)	1,900	88,977
Tesoro Corp.	2,369	99,261
The Williams Cos., Inc.	6,314	220,801
Valero Energy Corp.	9,658	305,965
WPX Energy, Inc. (a)(b)	1,431	23,740

		10,488,356

PAPER & FOREST PRODUCTS — 0.6%
International Paper Co. (a)	7,579	275,269
MeadWestvaco Corp. (a)	2,911	89,077
Weyerhaeuser Co.	9,518	248,800

		613,146

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (a)	7,558	120,550

PHARMACEUTICALS — 4.9%
Bristol-Myers Squibb Co.	11,536	389,340
Eli Lilly & Co.	5,308	251,652
Forest Laboratories, Inc. (b)	4,162	148,209
Hospira, Inc. (a)(b)	2,900	95,178
Merck & Co., Inc.	18,941	854,239
Pfizer, Inc.	132,402	3,290,190

		5,028,808

PROFESSIONAL SERVICES — 0.1%
Equifax, Inc.	945	44,018
Robert Half International, Inc.	1,719	45,777

		89,795

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Apartment Investment & Management Co. (Class A) (a)	1,523	39,583
AvalonBay Communities, Inc. (a)	504	68,539
Boston Properties, Inc. (a)	1,255	138,816
Equity Residential	1,534	88,251
HCP, Inc.	4,150	184,592
Health Care REIT, Inc.	1,713	98,926
Host Hotels & Resorts, Inc. (a)	12,616	202,487
Kimco Realty Corp. (a)	7,121	144,343
Plum Creek Timber Co., Inc.	1,470	64,445
ProLogis	5,049	176,866
Public Storage (a)	718	99,924
Simon Property Group, Inc.	1,814	275,383
Vornado Realty Trust	1,430	115,901

		1,698,056

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (b)	5,322	97,978

ROAD & RAIL — 0.3%
CSX Corp.	9,703	201,337
Norfolk Southern Corp.	1,321	84,055
Ryder Systems, Inc. (a)	940	36,717

		322,109

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Advanced Micro Devices, Inc. (a)(b)	10,187	34,330
Analog Devices, Inc.	2,060	80,731
Applied Materials, Inc.	21,890	244,402
Intel Corp.	43,408	984,493
Linear Technology Corp.	1,422	45,291
LSI Corp. (b)	4,613	31,876
Micron Technology, Inc. (a)(b)	17,222	103,074
NVIDIA Corp. (b)	7,212	96,208
Teradyne, Inc. (a)(b)	1,331	18,927

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Texas Instruments, Inc.	8,544	$235,387

		1,874,719

SOFTWARE — 2.2%
Adobe Systems, Inc. (b)	4,595	149,154
Autodesk, Inc. (a)(b)	2,060	68,742
BMC Software, Inc. (b)	650	26,968
CA, Inc.	6,065	156,265
Electronic Arts, Inc. (a)(b)	2,901	36,814
Microsoft Corp.	57,488	1,711,993
Symantec Corp. (b)	7,458	134,244

		2,284,180

SPECIALTY RETAIL — 2.1%
Abercrombie & Fitch Co. (Class A) (a)	1,500	50,880
AutoNation, Inc. (a)(b)	708	30,918
Best Buy Co., Inc. (a)	4,834	83,096
CarMax, Inc. (a)(b)	3,986	112,804
GameStop Corp. (Class A) (a)	2,286	48,006
Limited Brands, Inc. (a)	1,288	63,447
Lowe’s Cos., Inc.	20,258	612,602
Staples, Inc.	12,229	140,878
The Gap, Inc.	5,242	187,559
The Home Depot, Inc.	14,481	874,218
Urban Outfitters, Inc. (a)(b)	470	17,653

		2,222,061

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	8,423	67,047
People’s United Financial, Inc. (a)	6,104	74,103

		141,150

TOBACCO — 1.0%
Altria Group, Inc.	23,978	800,626
Lorillard, Inc.	687	80,001
Reynolds American, Inc. (a)	2,656	115,111

		995,738

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co. (a)	1,456	62,593

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
MetroPCS Communications, Inc. (b)	5,084	59,533
Sprint Nextel Corp. (b)	52,534	289,988

		349,521

TOTAL COMMON STOCKS —
(Cost $105,313,576)		103,271,972

SHORT TERM INVESTMENTS — 9.3%
MONEY MARKET FUNDS — 9.3%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	8,858,296	8,858,296
State Street Institutional Liquid Reserves Fund 0.21% (f)(g)	810,839	810,839

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,669,135)		9,669,135

TOTAL INVESTMENTS — 109.0% (h)
(Cost $114,982,711)		112,941,107
OTHER ASSETS & LIABILITIES — (9.0)%		(9,335,260)

NET ASSETS — 100.0%		$103,605,847

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.0%
BE Aerospace, Inc. (a)	4,612	$194,165
Spirit Aerosystems Holdings, Inc. (Class A) (a)	4,971	110,406
TransDigm Group, Inc. (a)	2,003	284,166
Triumph Group, Inc.	2,210	138,191

		726,928

AIRLINES — 0.4%
United Continental Holdings, Inc. (a)	14,764	287,898

AUTO COMPONENTS — 1.0%
Allison Transmission Holdings, Inc. (b)	1,400	28,168
Gentex Corp. (b)	6,296	107,095
Lear Corp.	4,462	168,619
The Goodyear Tire & Rubber Co. (a)	10,979	133,834
TRW Automotive Holdings Corp. (a)	4,549	198,837
Visteon Corp. (a)	2,377	105,681

		742,234

AUTOMOBILES — 0.1%
Tesla Motors, Inc. (a)(b)	3,000	87,840

BEVERAGES — 0.3%
Constellation Brands, Inc. (Class A) (a)	6,540	211,569

BIOTECHNOLOGY — 1.8%
ARIAD Pharmaceuticals, Inc. (a)	7,400	179,265
BioMarin Pharmaceutical, Inc. (a)(b)	5,479	220,639
Cubist Pharmaceuticals, Inc. (a)(b)	2,800	133,504
Medivation, Inc. (a)	3,300	185,988
Onyx Pharmaceuticals, Inc. (a)	2,933	247,839
Pharmacyclics, Inc. (a)	2,200	141,900
Seattle Genetics, Inc. (a)(b)	4,600	123,970
United Therapeutics Corp. (a)	2,151	120,198

		1,353,303

BUILDING PRODUCTS — 1.0%
Armstrong World Industries, Inc. (b)	980	45,443
Fortune Brands Home & Security, Inc. (a)	7,200	194,472
Lennox International, Inc. (b)	2,030	98,171
Masco Corp.	15,868	238,813
Owens Corning, Inc. (a)(b)	5,300	177,338

		754,237

CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc. (a)	2,286	281,178
E*TRADE Financial Corp. (a)	11,687	102,962
Eaton Vance Corp. (b)	5,132	148,623
Federated Investors, Inc. (Class B) (b)	4,155	85,967
Jefferies Group, Inc.	5,691	77,910
Legg Mason, Inc. (b)	5,315	131,174
LPL Investment Holdings, Inc.	1,595	45,521
Raymond James Financial, Inc.	4,990	182,884
SEI Investments Co.	5,993	128,550
Waddell & Reed Financial, Inc. (Class A) (b)	3,808	124,788

		1,309,557

CHEMICALS — 3.1%
Airgas, Inc.	3,114	256,282
Albemarle Corp.	4,015	211,510
Ashland, Inc.	3,224	230,838
Cabot Corp.	2,600	95,082
Cytec Industries, Inc.	2,098	137,461
Huntsman Corp.	8,574	128,010
International Flavors & Fragrances, Inc.	3,641	216,931
Kronos Worldwide, Inc. (b)	862	12,878
NewMarket Corp. (b)	481	118,557
Rockwood Holdings, Inc.	3,423	159,512
RPM International, Inc.	5,797	165,446
The Scotts Miracle-Gro Co. (Class A)	1,722	74,855
Tronox Ltd. (Class A)	1,170	26,501
Valhi, Inc.	900	10,980
Valspar Corp.	3,720	208,692
W.R. Grace & Co. (a)	3,103	183,325
Westlake Chemical Corp.	877	64,074

		2,300,934

COMMERCIAL BANKS — 2.9%
Associated Banc-Corp. (b)	7,663	100,922
Bank of Hawaii Corp. (b)	1,968	89,780
BankUnited, Inc.	2,026	49,860
BOK Financial Corp. (b)	1,179	69,679
City National Corp. (b)	2,066	106,420
Commerce Bancshares, Inc.	3,365	135,710
Cullen/Frost Bankers, Inc. (b)	2,760	158,507
East West Bancorp, Inc.	6,353	134,175
First Citizens BancShares, Inc. (Class A)	252	41,051
First Horizon National Corp. (b)	11,030	106,219
First Niagara Financial Group, Inc.	15,526	125,605
First Republic Bank	3,015	103,897
Fulton Financial Corp.	9,049	89,223
Hancock Holding Co. (b)	3,812	117,981
Huntington Bancshares, Inc.	38,271	264,070
Prosperity Bancshares, Inc. (b)	1,946	82,938
Signature Bank (a)	2,047	137,313
Valley National Bancorp (b)	8,647	86,643
Zions Bancorporation	8,076	166,810

		2,166,803

COMMERCIAL SERVICES & SUPPLIES — 2.1%
Avery Dennison Corp.	4,522	143,890
Cintas Corp.	4,791	198,587
Clean Harbors, Inc. (a)	2,053	100,289
Copart, Inc. (a)	4,774	132,383
Corrections Corp. of America	4,491	150,224
Covanta Holding Corp.	5,962	102,308
Iron Mountain, Inc.	6,769	230,891
KAR Auction Services, Inc. (a)	3,542	69,919
Pitney Bowes, Inc. (b)	8,959	123,813
R.R. Donnelley & Sons Co. (b)	8,019	85,001
Rollins, Inc.	2,930	68,533
Waste Connections, Inc. (b)	5,513	166,768

		1,572,606

COMMUNICATIONS EQUIPMENT — 1.1%
Brocade Communications Systems, Inc. (a)	20,555	121,583
EchoStar Corp. (Class A) (a)	1,811	51,903
Harris Corp.	5,000	256,100
JDS Uniphase Corp. (a)	10,369	128,420
Palo Alto Networks, Inc. (a)(b)	300	18,471
Polycom, Inc. (a)	7,897	77,944

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Riverbed Technology, Inc. (a)	6,856	$159,539

		813,960

COMPUTERS & PERIPHERALS — 0.3%
Diebold, Inc.	2,809	94,691
NCR Corp. (a)	6,992	162,984

		257,675

CONSTRUCTION & ENGINEERING — 1.5%
Aecom Technology Corp. (a)	5,024	106,308
Foster Wheeler AG (a)	4,766	114,193
Jacobs Engineering Group, Inc. (a)	5,799	234,454
KBR, Inc.	6,605	196,961
Quanta Services, Inc. (a)	9,509	234,872
The Shaw Group, Inc. (a)	2,961	129,159
URS Corp.	3,381	119,383

		1,135,330

CONSTRUCTION MATERIALS — 0.6%
Martin Marietta Materials, Inc. (b)	2,030	168,226
Vulcan Materials Co.	5,721	270,603

		438,829

CONTAINERS & PACKAGING — 1.7%
AptarGroup, Inc.	2,924	151,200
Bemis Co., Inc.	4,651	146,367
Greif, Inc. (Class A)	1,380	60,968
Owens-Illinois, Inc. (a)	7,403	138,880
Packaging Corp. of America	4,380	158,994
Rock-Tenn Co. (Class A)	3,187	230,038
Sealed Air Corp. (b)	7,910	122,289
Silgan Holdings, Inc.	2,144	93,285
Sonoco Products Co.	4,423	137,069

		1,239,090

DISTRIBUTORS — 0.3%
LKQ Corp. (a)	13,268	245,458

DIVERSIFIED CONSUMER SERVICES — 0.8%
Apollo Group, Inc. (a)	4,500	130,725
H&R Block, Inc. (b)	12,132	210,248
Service Corp. International (b)	9,624	129,539
Sotheby’s (b)	2,981	93,901
Weight Watchers International, Inc. (b)	1,144	60,403

		624,816

DIVERSIFIED FINANCIAL SERVICES — 0.6%
CBOE Holdings, Inc. (b)	3,844	113,091
MSCI, Inc. (Class A) (a)	5,398	193,194
The NASDAQ OMX Group, Inc.	5,246	122,206

		428,491

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Frontier Communications Corp. (b)	44,300	217,070
Level 3 Communications, Inc. (a)	7,157	164,396
tw telecom, Inc. (a)(b)	6,722	175,243

		556,709

ELECTRIC UTILITIES — 2.3%
Cleco Corp.	2,669	112,045
Great Plains Energy, Inc.	6,787	151,079
Hawaiian Electric Industries, Inc.	4,229	111,265
IDACORP, Inc.	2,199	95,151
ITC Holdings Corp. (b)	2,302	173,985
NV Energy, Inc.	10,526	189,573
OGE Energy Corp.	4,342	240,807
Pepco Holdings, Inc. (b)	10,179	192,383
Pinnacle West Capital Corp.	4,849	256,027
Westar Energy, Inc. (b)	5,587	165,710

		1,688,025

ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	1,885	119,302
Hubbell, Inc. (Class B)	2,414	194,906
Regal-Beloit Corp.	1,820	128,273
The Babcock & Wilcox Co. (a)	5,259	133,947

		576,428

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Anixter International, Inc. (b)	1,230	70,676
Arrow Electronics, Inc. (a)	4,806	162,010
Avnet, Inc. (a)	6,337	184,343
AVX Corp.	2,304	22,095
Dolby Laboratories, Inc. (Class A) (a)(b)	2,256	73,884
FLIR Systems, Inc.	6,689	133,613
Ingram Micro, Inc. (Class A) (a)	6,656	101,371
IPG Photonics Corp. (a)(b)	1,301	74,547
Jabil Circuit, Inc.	8,351	156,331
Mettler-Toledo International, Inc. (a)	1,385	236,475
Molex, Inc. (b)	6,145	161,491
National Instruments Corp.	4,173	105,034
Trimble Navigation, Ltd. (a)	5,574	265,657

		1,747,527

ENERGY EQUIPMENT & SERVICES — 2.9%
Atwood Oceanics, Inc. (a)(b)	2,547	115,761
Dresser-Rand Group, Inc. (a)	3,324	183,186
Dril-Quip, Inc. (a)(b)	1,602	115,152
Helmerich & Payne, Inc.	4,688	223,196
McDermott International, Inc. (a)	10,518	128,530
Nabors Industries, Ltd. (a)	13,000	182,390
Oceaneering International, Inc.	4,838	267,299
Oil States International, Inc. (a)	2,460	195,472
Patterson-UTI Energy, Inc. (b)	6,769	107,221
Rowan Cos. PLC (a)	5,568	188,031
RPC, Inc. (b)	2,980	35,432
SEACOR Holdings, Inc. (a)	897	74,774
Superior Energy Services, Inc. (a)	6,992	143,476
Tidewater, Inc.	2,255	109,435
Unit Corp. (a)	1,896	78,684

		2,148,039

FOOD & STAPLES RETAILING — 0.6%
Safeway, Inc. (b)	10,700	172,163
The Fresh Market, Inc. (a)	1,800	107,964
United Natural Foods, Inc. (a)(b)	2,200	128,590

		408,717

FOOD PRODUCTS — 1.5%
Dean Foods Co. (a)	8,214	134,299
Flowers Foods, Inc.	5,121	103,342
Green Mountain Coffee Roasters, Inc. (a)(b)	5,800	137,750
Hain Celestial Group, Inc. (a)(b)	2,000	126,000
Hillshire Brands Co.	5,300	141,934
Ingredion, Inc.	3,386	186,772

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Ralcorp Holdings, Inc. (a)	2,450	$178,850
Smithfield Foods, Inc. (a)	6,001	117,919

		1,126,866

GAS UTILITIES — 1.4%
AGL Resources, Inc.	5,199	212,691
Atmos Energy Corp.	4,059	145,271
National Fuel Gas Co. (b)	3,693	199,570
Piedmont Natural Gas Co., Inc.	3,239	105,203
Questar Corp.	7,859	159,773
UGI Corp.	5,028	159,639
WGL Holdings, Inc. (b)	2,271	91,408

		1,073,555

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
DENTSPLY International, Inc. (b)	6,314	240,816
Hologic, Inc. (a)	11,712	237,051
IDEXX Laboratories, Inc. (a)(b)	2,440	242,414
ResMed, Inc. (b)	6,291	254,597
Sirona Dental Systems, Inc. (a)	2,500	142,400
STERIS Corp.	2,595	92,045
Teleflex, Inc. (b)	1,799	123,843
The Cooper Cos., Inc.	2,174	205,356

		1,538,522

HEALTH CARE PROVIDERS & SERVICES — 2.8%
AMERIGROUP Corp. (a)	2,150	196,575
athenahealth, Inc. (a)	1,600	146,832
Brookdale Senior Living, Inc. (a)	4,329	100,519
Community Health Systems, Inc. (a)	4,079	118,862
Coventry Health Care, Inc.	5,918	246,721
Health Net, Inc. (a)	3,721	83,760
HMS Holdings Corp. (a)	3,800	127,034
LifePoint Hospitals, Inc. (a)(b)	2,167	92,704
MEDNAX, Inc. (a)(b)	2,191	163,120
Omnicare, Inc.	5,017	170,427
Owens & Minor, Inc. (b)	2,801	83,694
Patterson Cos., Inc.	3,748	128,332
Tenet Healthcare Corp. (a)	18,291	114,685
Universal Health Services, Inc. (Class B)	3,902	178,438
WellCare Health Plans, Inc. (a)	1,900	107,445

		2,059,148

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	7,629	94,829

HOTELS, RESTAURANTS & LEISURE — 1.6%
Bally Technologies, Inc. (a)(b)	1,851	91,421
Brinker International, Inc.	3,310	116,843
Burger King Worldwide, Inc. (a)(b)	2,800	39,032
Choice Hotels International, Inc. (b)	1,239	39,636
Dunkin’ Brands Group, Inc.	3,254	95,001
International Game Technology	11,899	155,758
MGM Resorts International (a)	16,539	177,794
Panera Bread Co. (Class A) (a)	1,261	215,492
Penn National Gaming, Inc. (a)(b)	2,975	128,222
Six Flags Entertainment Corp.	2,400	141,120

		1,200,319

HOUSEHOLD DURABLES — 3.4%
D.R. Horton, Inc. (b)	12,345	254,801
Harman International Industries, Inc. (b)	3,033	140,003
Jarden Corp. (b)	3,352	177,120
Leggett & Platt, Inc. (b)	6,224	155,911
Lennar Corp. (Class A) (b)	7,252	252,152
Mohawk Industries, Inc. (a)	2,580	206,452
Newell Rubbermaid, Inc.	12,904	246,337
NVR, Inc. (a)	216	182,412
Pulte Group, Inc. (a)	15,063	233,477
Tempur-Pedic International, Inc. (a)	2,662	79,567
Toll Brothers, Inc. (a)(b)	6,616	219,850
Tupperware Brands Corp.	2,431	130,277
Whirlpool Corp.	3,408	282,557

		2,560,916

HOUSEHOLD PRODUCTS — 0.3%
Energizer Holdings, Inc.	2,901	216,444

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
GenOn Energy, Inc. (a)	34,765	87,955
NRG Energy, Inc.	10,232	218,863

		306,818

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	2,748	142,676
Seaboard Corp. (a)	14	31,642

		174,318

INSURANCE — 5.9%
Alleghany Corp. (a)	750	258,705
Allied World Assurance Company Holdings, Ltd.	1,660	128,235
American Financial Group, Inc.	3,506	132,877
American National Insurance Co.	333	23,919
Arch Capital Group, Ltd. (a)	6,021	250,955
Arthur J. Gallagher & Co.	5,333	191,028
Aspen Insurance Holdings, Ltd.	3,197	97,477
Assurant, Inc.	3,569	133,124
Assured Guaranty, Ltd.	8,701	118,508
Axis Capital Holdings, Ltd.	5,260	183,679
Brown & Brown, Inc.	5,182	135,095
Cincinnati Financial Corp. (b)	6,499	246,247
Erie Indemnity Co. (Class A)	1,104	70,954
Everest Re Group, Ltd.	2,319	248,040
Fidelity National Financial, Inc. (Class A)	9,384	200,724
Genworth Financial, Inc. (Class A) (a)	21,572	112,822
HCC Insurance Holdings, Inc.	4,460	151,149
Markel Corp. (a)	407	186,606
Mercury General Corp.	1,576	60,912
Old Republic International Corp.	10,786	100,310
PartnerRe, Ltd.	2,824	209,767
ProAssurance Corp.	1,383	125,079
Reinsurance Group of America, Inc.	3,309	191,492
RenaissanceRe Holdings, Ltd.	2,284	175,959
Torchmark Corp.	4,235	217,467
Validus Holdings, Ltd.	4,196	142,286
W.R. Berkley Corp.	4,959	185,913
White Mountains Insurance Group, Ltd.	247	126,795

		4,406,124

INTERNET & CATALOG RETAIL — 0.9%
Expedia, Inc.	4,200	242,928
Groupon, Inc. (a)(b)	12,000	57,120
HomeAway, Inc. (a)	1,392	32,642
Netflix, Inc. (a)(b)	2,500	136,100

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

TripAdvisor, Inc. (a)	4,900	$161,357

		630,147

INTERNET SOFTWARE & SERVICES — 0.8%
Akamai Technologies, Inc. (a)	7,933	303,517
AOL, Inc. (a)	4,000	140,920
IAC/InterActiveCorp.	3,565	185,594

		630,031

IT SERVICES — 2.9%
Alliance Data Systems Corp. (a)(b)	2,238	317,684
Booz Allen Hamilton Holding Corp. (b)	1,788	24,764
Broadridge Financial Solutions, Inc.	5,511	128,572
Computer Sciences Corp.	6,979	224,794
DST Systems, Inc.	1,414	79,976
FleetCor Technologies, Inc. (a)	1,849	82,835
Gartner, Inc. (a)	4,207	193,901
Genpact, Ltd.	6,017	100,364
Global Payments, Inc.	3,488	145,903
Jack Henry & Associates, Inc.	3,880	147,052
Lender Processing Services, Inc.	3,744	104,420
NeuStar, Inc. (Class A) (a)	2,917	116,767
SAIC, Inc.	12,700	152,908
Total System Services, Inc.	7,212	170,924
Vantiv, Inc. (a)(b)	1,900	40,945
VeriFone Systems, Inc. (a)(b)	4,752	132,343

		2,164,152

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Hasbro, Inc. (b)	5,200	198,484
Polaris Industries, Inc.	2,788	225,466

		423,950

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Bio-Rad Laboratories, Inc. (Class A) (a)	872	93,060
Bruker Corp. (a)(b)	4,063	53,185
Charles River Laboratories International, Inc. (a)	2,171	85,971
Covance, Inc. (a)	2,443	114,064
Illumina, Inc. (a)(b)	5,500	265,100
PerkinElmer, Inc.	5,075	149,560
Techne Corp.	1,534	110,356

		871,296

MACHINERY — 5.2%
AGCO Corp. (a)	4,317	204,971
CLARCOR, Inc.	2,207	98,498
Colfax Corp. (a)(b)	3,000	110,010
Crane Co.	2,120	84,652
Donaldson Co., Inc. (b)	6,074	210,829
Gardner Denver, Inc.	2,135	128,975
Graco, Inc.	2,699	135,706
IDEX Corp.	3,735	156,011
Kennametal, Inc. (b)	3,511	130,188
Lincoln Electric Holdings, Inc. (b)	3,722	145,344
Nordson Corp.	2,536	148,660
Oshkosh Corp. (a)	3,982	109,226
Pall Corp.	5,156	327,354
Pentair, Inc. (a)	9,312	414,477
Sauer-Danfoss, Inc.	500	20,105
Snap-On, Inc.	2,569	184,634
SPX Corp.	2,250	147,173
Terex Corp. (a)(b)	4,875	110,078
Timken Co.	3,533	131,286
Trinity Industries, Inc.	3,500	104,895
Valmont Industries, Inc.	1,050	138,075
WABCO Holdings, Inc. (a)	2,860	164,936
Wabtec Corp.	2,155	173,025
Woodward, Inc. (b)	2,644	89,843
Xylem, Inc.	8,300	208,745

		3,877,696

MARINE — 0.2%
Kirby Corp. (a)(b)	2,456	135,768

MEDIA — 1.6%
AMC Networks, Inc. (Class A) (a)	2,563	111,542
Cablevision Systems Corp. (Class A) (b)	9,600	152,160
Clear Channel Outdoor Holdings, Inc. (Class A) (a)(b)	1,802	10,776
Gannett Co., Inc. (b)	10,387	184,369
John Wiley & Sons, Inc. (Class A)	2,077	95,438
Lamar Advertising Co. (Class A) (a)	2,498	92,576
Morningstar, Inc.	1,038	65,020
Regal Entertainment Group (b)	3,483	49,006
The Interpublic Group of Cos., Inc.	19,647	218,475
The Madison Square Garden Co. (Class A) (a)	2,700	108,729
The Washington Post Co. (Class B)	203	73,695

		1,161,786

METALS & MINING — 1.8%
Allegheny Technologies, Inc.	4,751	151,557
Allied Nevada Gold Corp. (a)(b)	3,615	141,202
Coeur d’Alene Mines Corp. (a)	4,023	115,983
Compass Minerals International, Inc. (b)	1,487	110,915
Reliance Steel & Aluminum Co.	3,326	174,116
Royal Gold, Inc. (b)	2,595	259,137
Steel Dynamics, Inc.	9,812	110,189
Titanium Metals Corp.	3,274	42,005
United States Steel Corp. (b)	6,407	122,182
Walter Energy, Inc.	2,753	89,362

		1,316,648

MULTI-UTILITIES — 2.3%
Alliant Energy Corp.	4,937	214,217
CMS Energy Corp.	11,674	274,923
Integrys Energy Group, Inc.	3,445	179,829
MDU Resources Group, Inc. (b)	8,424	185,665
NiSource, Inc.	12,637	321,991
SCANA Corp. (b)	5,870	283,345
TECO Energy, Inc. (b)	8,918	158,205
Vectren Corp.	3,644	104,218

		1,722,393

MULTILINE RETAIL — 0.2%
Big Lots, Inc. (a)	2,639	78,062
Dillard’s, Inc. (Class A)	1,363	98,572

		176,634

OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp. (Class A) (a)	2,357	88,482

OIL, GAS & CONSUMABLE FUELS — 4.0%
Berry Petroleum Co. (Class A) (b)	2,042	82,966
Cheniere Energy, Inc. (a)	9,600	149,280
Cimarex Energy Co.	3,800	222,490
Energen Corp.	3,247	170,175

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Laredo Petroleum Holdings, Inc. (a)(b)	1,000	$21,980
Newfield Exploration Co. (a)	6,000	187,920
Oasis Petroleum, Inc. (a)	3,081	90,797
Plains Exploration & Production Co. (a)	5,800	217,326
QEP Resources, Inc.	7,900	250,114
Rosetta Resources, Inc. (a)(b)	2,400	114,960
SandRidge Energy, Inc. (a)(b)	15,562	108,467
SM Energy Co.	2,905	157,190
Sunoco, Inc. (b)	4,670	218,696
Teekay Corp.	1,630	50,856
Tesoro Corp.	6,234	261,205
Ultra Petroleum Corp. (a)(b)	6,800	149,464
Whiting Petroleum Corp. (a)	5,200	246,376
World Fuel Services Corp. (b)	3,203	114,059
WPX Energy, Inc. (a)(b)	8,900	147,651

		2,961,972

PAPER & FOREST PRODUCTS — 0.5%
Domtar Corp.	1,640	128,396
MeadWestvaco Corp.	7,732	236,599

		364,995

PERSONAL PRODUCTS — 0.1%
Nu Skin Enterprises, Inc. (Class A)	2,392	92,881

PHARMACEUTICALS — 0.5%
Endo Pharmaceuticals Holdings, Inc. (a)	5,242	166,276
Salix Pharmaceuticals, Ltd. (a)	2,252	95,350
Warner Chilcott PLC (Class A)	7,731	104,368

		365,994

PROFESSIONAL SERVICES — 1.1%
Dun & Bradstreet Corp.	1,966	156,533
Equifax, Inc.	5,342	248,830
Manpower, Inc.	3,501	128,837
Robert Half International, Inc.	6,340	168,834
Towers Watson & Co. (Class A)	2,520	133,686

		836,720

REAL ESTATE INVESTMENT TRUSTS — 8.6%
Alexandria Real Estate Equities, Inc.	2,832	208,209
American Campus Communities, Inc.	4,043	177,407
Apartment Investment & Management Co. (Class A)	6,541	170,001
BioMed Realty Trust, Inc. (b)	6,850	128,232
BRE Properties, Inc.	3,399	159,379
Camden Property Trust	3,740	241,193
CBL & Associates Properties, Inc. (b)	7,100	151,514
Chimera Investment Corp.	45,398	123,029
DDR Corp. (b)	10,576	162,447
Douglas Emmett, Inc.	5,760	132,883
Duke Realty Corp.	11,836	173,989
Equity Lifestyle Properties, Inc.	1,722	117,303
Essex Property Trust, Inc. (b)	1,629	241,483
Extra Space Storage, Inc.	4,300	142,975
Federal Realty Investment Trust	2,829	297,894
Hatteras Financial Corp. (b)	4,400	124,036
Healthcare Trust of America, Inc.	2,600	25,428
Highwoods Properties, Inc.	3,305	107,809
Home Properties, Inc.	2,177	133,385
Hospitality Properties Trust	5,553	132,050
Kilroy Realty Corp.	3,300	147,774
Liberty Property Trust	5,240	189,898
Mack-Cali Realty Corp.	3,705	98,553
MFA Financial, Inc.	15,885	135,022
Mid-America Apartment Communities, Inc.	1,825	119,191
National Retail Properties, Inc.	4,847	147,833
OMEGA Healthcare Investors, Inc.	4,711	107,081
Piedmont Office Realty Trust, Inc. (Class A)	7,491	129,894
Rayonier, Inc. (b)	5,434	266,320
Realty Income Corp. (b)	5,951	243,336
Regency Centers Corp.	3,957	192,825
Retail Properties of America, Inc. (Class A) (b)	1,400	15,848
Senior Housing Properties Trust	7,831	170,559
SL Green Realty Corp. (b)	4,031	322,762
Tanger Factory Outlet Centers, Inc.	4,200	135,786
Taubman Centers, Inc.	2,698	207,017
Two Harbors Investment Corp.	12,500	146,875
UDR, Inc.	11,112	275,800
Washington Real Estate Investment Trust (b)	2,922	78,368
Weingarten Realty Investors (b)	4,983	140,072

		6,421,460

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Group, Inc. (a)	13,437	247,375
Jones Lang LaSalle, Inc.	1,955	149,264

		396,639

ROAD & RAIL — 0.8%
Hertz Global Holdings, Inc. (a)(b)	13,340	183,158
J.B. Hunt Transport Services, Inc.	4,037	210,086
Landstar System, Inc.	2,118	100,139
Ryder Systems, Inc.	2,266	88,510

		581,893

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Advanced Micro Devices, Inc. (a)(b)	26,017	87,677
Atmel Corp. (a)	19,644	103,327
Cree, Inc. (a)(b)	5,205	132,884
Cypress Semiconductor Corp. (a)(b)	6,112	65,521
First Solar, Inc. (a)(b)	2,700	59,791
Lam Research Corp. (a)	8,140	258,730
LSI Corp. (a)	24,989	172,674
ON Semiconductor Corp. (a)	20,434	126,078
Skyworks Solutions, Inc. (a)	8,493	200,138
Teradyne, Inc. (a)(b)	8,200	116,604

		1,323,424

SOFTWARE — 3.7%
Ansys, Inc. (a)	4,109	301,601
Ariba, Inc. (a)	4,400	197,120
Cadence Design Systems, Inc. (a)	12,182	156,721
Compuware Corp. (a)	9,545	94,591
Concur Technologies, Inc. (a)(b)	2,047	150,925
Electronic Arts, Inc. (a)	14,200	180,198
Factset Research Systems, Inc. (b)	1,835	176,931
Fortinet, Inc. (a)	5,867	141,629
Informatica Corp. (a)	4,865	169,351
MICROS Systems, Inc. (a)	3,555	174,622
NetSuite, Inc. (a)(b)	1,200	76,560
Parametric Technology Corp. (a)	5,268	114,842

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

ServiceNow, Inc. (a)(b)	500	$19,340
Solarwinds, Inc. (a)	2,700	150,498
Solera Holdings, Inc.	3,161	138,673
Splunk, Inc. (a)	1,200	44,064
Synopsys, Inc. (a)	6,618	218,526
TIBCO Software, Inc. (a)	6,842	206,834

		2,713,026

SPECIALTY RETAIL — 4.2%
Aaron’s, Inc.	3,126	86,934
Abercrombie & Fitch Co. (Class A) (b)	3,691	125,199
Advance Auto Parts, Inc.	3,247	222,225
American Eagle Outfitters, Inc. (b)	7,942	167,417
Ascena Retail Group, Inc. (a)	5,500	117,975
AutoNation, Inc. (a)(b)	1,705	74,457
Cabela’s, Inc. (a)	2,100	114,828
Chico’s FAS, Inc.	7,504	135,897
Dick’s Sporting Goods, Inc. (b)	4,272	221,503
Foot Locker, Inc.	6,779	240,655
GameStop Corp. (Class A) (b)	5,465	114,765
GNC Holdings, Inc. (Class A) (b)	3,500	136,395
Guess?, Inc. (b)	2,819	71,659
Sally Beauty Holdings, Inc. (a)	7,004	175,730
Signet Jewelers, Ltd.	3,632	177,096
Tractor Supply Co.	3,190	315,459
Ulta Salon Cosmetics & Fragrance, Inc.	2,619	252,223
Urban Outfitters, Inc. (a)	4,849	182,129
Williams-Sonoma, Inc. (b)	3,863	169,856

		3,102,402

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Carter’s, Inc. (a)	2,300	123,832
Deckers Outdoor Corp. (a)(b)	1,632	59,797
Fossil, Inc. (a)	2,432	205,990
Hanesbrands, Inc. (a)	4,252	135,554
PVH Corp.	3,170	297,092
Under Armour, Inc. (Class A) (a)(b)	3,476	194,065

		1,016,330

THRIFTS & MORTGAGE FINANCE — 0.8%
Capitol Federal Financial, Inc.	6,534	78,147
Hudson City Bancorp, Inc.	21,210	168,832
Ocwen Financial Corp. (a)(b)	5,200	142,532
People’s United Financial, Inc. (b)	15,603	189,420
TFS Financial Corp. (a)	3,621	32,842

		611,773

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Air Lease Corp. (a)	2,973	60,649
MRC Global, Inc. (a)	1,000	24,590
MSC Industrial Direct Co., Inc. (Class A)	2,043	137,821
United Rentals, Inc. (a)	4,100	134,111
WESCO International, Inc. (a)(b)	1,900	108,680

		465,851

WATER UTILITIES — 0.6%
American Water Works Co., Inc.	7,801	289,105
Aqua America, Inc. (b)	6,115	151,407

		440,512

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Clearwire Corp. (Class A) (a)(b)	19,494	26,317
MetroPCS Communications, Inc. (a)	14,113	165,263
SBA Communications Corp. (Class A) (a)(b)	5,417	340,729
Telephone & Data Systems, Inc.	4,543	116,346
US Cellular Corp. (a)(b)	658	25,748

		674,403

TOTAL COMMON STOCKS —
(Cost $66,318,949)		74,150,120

SHORT TERM INVESTMENTS — 13.2%
MONEY MARKET FUNDS — 13.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	9,364,596	9,364,596
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	412,874	412,874

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,777,470)		9,777,470

TOTAL INVESTMENTS — 113.0% (f)
(Cost $76,096,419)		83,927,590
OTHER ASSETS & LIABILITIES — (13.0)%		(9,659,900)

NET ASSETS — 100.0%		$74,267,690

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.3%
Alliant Techsystems, Inc.	1,753	$87,843
BE Aerospace, Inc. (a)	6,572	276,681
Esterline Technologies Corp. (a)	1,687	94,708
Triumph Group, Inc.	5,212	325,907

		785,139

AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	7,338	257,270

AUTO COMPONENTS — 0.4%
Gentex Corp. (b)	14,952	254,334

BIOTECHNOLOGY — 3.4%
Regeneron Pharmaceuticals, Inc. (a)	7,800	1,190,748
United Therapeutics Corp. (a)	5,021	280,573
Vertex Pharmaceuticals, Inc. (a)	11,886	665,022

		2,136,343

BUILDING PRODUCTS — 0.2%
Fortune Brands Home & Security, Inc. (a)	5,625	151,931

CAPITAL MARKETS — 1.4%
Affiliated Managers Group, Inc. (a)	2,659	327,057
Eaton Vance Corp. (b)	6,702	194,090
Greenhill & Co., Inc. (b)	1,269	65,671
SEI Investments Co.	4,756	102,016
Waddell & Reed Financial, Inc. (Class A)	5,365	175,811

		864,645

CHEMICALS — 2.3%
Albemarle Corp.	9,358	492,979
Intrepid Potash, Inc. (a)(b)	5,474	117,582
Minerals Technologies, Inc.	1,218	86,393
NewMarket Corp. (b)	1,116	275,072
Sensient Technologies Corp.	2,953	108,552
The Scotts Miracle-Gro Co. (Class A)	2,701	117,412
Valspar Corp.	3,670	205,887

		1,403,877

COMMERCIAL BANKS — 1.8%
Bank of Hawaii Corp. (b)	2,363	107,800
Commerce Bancshares, Inc.	3,226	130,105
Cullen/Frost Bankers, Inc. (b)	3,602	206,863
Prosperity Bancshares, Inc. (b)	2,628	112,005
Signature Bank (a)	4,882	327,485
SVB Financial Group (a)	2,281	137,909
Westamerica Bancorporation (b)	1,822	85,725

		1,107,892

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Clean Harbors, Inc. (a)(b)	4,920	240,342
Copart, Inc. (a)	11,264	312,351
Mine Safety Appliances Co.	1,547	57,656
Rollins, Inc.	4,448	104,039
Waste Connections, Inc. (b)	8,817	266,714

		981,102

COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc. (b)	6,561	113,374
Ciena Corp. (a)(b)	5,674	77,166
InterDigital, Inc.	4,400	164,032
Plantronics, Inc. (b)	2,026	71,579
Polycom, Inc. (a)	11,128	109,833
Riverbed Technology, Inc. (a)	16,122	375,159

		911,143

COMPUTERS & PERIPHERALS — 0.1%
QLogic Corp. (a)	5,570	63,609

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc. (b)	2,497	206,926

CONTAINERS & PACKAGING — 1.9%
AptarGroup, Inc.	6,928	358,247
Packaging Corp. of America	4,372	158,704
Rock-Tenn Co. (Class A)	7,421	535,648
Silgan Holdings, Inc.	3,197	139,101

		1,191,700

DISTRIBUTORS — 0.9%
LKQ Corp. (a)	30,912	571,872

DIVERSIFIED CONSUMER SERVICES — 0.6%
DeVry, Inc.	6,000	136,560
ITT Educational Services, Inc. (a)	1,598	51,504
Matthews International Corp. (Class A) (b)	1,501	44,760
Sotheby’s (b)	2,721	85,711
Strayer Education, Inc. (b)	1,243	79,987

		398,522

DIVERSIFIED FINANCIAL SERVICES — 1.0%
CBOE Holdings, Inc. (b)	6,135	180,492
MSCI, Inc. (Class A) (a)	12,681	453,853

		634,345

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
tw telecom, Inc. (a)(b)	9,836	256,425

ELECTRIC UTILITIES — 1.1%
Cleco Corp.	3,468	145,586
IDACORP, Inc.	2,999	129,767
OGE Energy Corp.	6,893	382,286

		657,639

ELECTRICAL EQUIPMENT — 2.5%
Acuity Brands, Inc.	2,475	156,643
AMETEK, Inc.	25,272	895,892
Hubbell, Inc. (Class B)	4,157	335,636
Regal-Beloit Corp.	2,424	170,844

		1,559,015

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Mettler-Toledo International, Inc. (a)	3,234	552,173
National Instruments Corp.	5,975	150,391
Trimble Navigation, Ltd. (a)	13,148	626,634

		1,329,198

ENERGY EQUIPMENT & SERVICES — 3.6%
Atwood Oceanics, Inc. (a)	4,114	186,981
CARBO Ceramics, Inc. (b)	2,056	129,364
Dresser-Rand Group, Inc. (a)	7,878	434,157
Dril-Quip, Inc. (a)	3,777	271,491
Helix Energy Solutions Group, Inc. (a)	2,810	51,339
Oceaneering International, Inc.	11,218	619,794
Oil States International, Inc. (a)	5,711	453,796

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Superior Energy Services, Inc. (a)	6,035	$123,838

		2,270,760

FOOD PRODUCTS — 2.2%
Flowers Foods, Inc.	6,112	123,340
Green Mountain Coffee Roasters, Inc. (a)(b)	13,481	320,174
Hillshire Brands Co.	4,556	122,010
Ingredion, Inc.	7,909	436,260
Lancaster Colony Corp.	2,010	147,232
Post Holdings, Inc. (a)	1,264	37,996
Ralcorp Holdings, Inc. (a)	2,573	187,829
Tootsie Roll Industries, Inc. (b)	1,069	28,842

		1,403,683

GAS UTILITIES — 0.8%
National Fuel Gas Co.	5,031	271,875
Questar Corp.	5,530	112,425
WGL Holdings, Inc. (b)	2,672	107,548

		491,848

HEALTH CARE EQUIPMENT & SUPPLIES — 4.3%
Hill-Rom Holdings, Inc.	3,405	98,949
Hologic, Inc. (a)	15,708	317,930
IDEXX Laboratories, Inc. (a)(b)	5,730	569,275
Masimo Corp. (a)(b)	3,843	92,924
ResMed, Inc. (b)	14,789	598,511
STERIS Corp.	3,031	107,510
Teleflex, Inc.	2,908	200,187
The Cooper Cos., Inc.	5,031	475,228
Thoratec Corp. (a)	6,079	210,333

		2,670,847

HEALTH CARE PROVIDERS & SERVICES — 3.5%
AMERIGROUP Corp. (a)	5,079	464,373
Henry Schein, Inc. (a)	9,258	733,882
HMS Holdings Corp. (a)	8,989	300,502
MEDNAX, Inc. (a)(b)	5,176	385,353
Universal Health Services, Inc. (Class B)	5,919	270,676

		2,154,786

HEALTH CARE TECHNOLOGY — 0.4%
Allscripts Healthcare Solutions, Inc. (a)	17,808	221,353

HOTELS, RESTAURANTS & LEISURE — 1.5%
Bally Technologies, Inc. (a)(b)	2,440	120,512
Life Time Fitness, Inc. (a)(b)	4,146	189,638
Panera Bread Co. (Class A) (a)	2,935	501,562
Scientific Games Corp. (Class A) (a)(b)	1,963	16,234
The Cheesecake Factory, Inc. (b)	3,511	125,518

		953,464

HOUSEHOLD DURABLES — 1.1%
Jarden Corp.	4,000	211,360
Tempur-Pedic International, Inc. (a)	6,171	184,451
Tupperware Brands Corp.	5,797	310,661

		706,472

HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	14,490	782,315
Energizer Holdings, Inc.	3,739	278,967

		1,061,282

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	2,907	150,931

INSURANCE — 1.0%
Alleghany Corp. (a)	740	255,255
Arthur J. Gallagher & Co.	6,662	238,633
Brown & Brown, Inc.	4,811	125,423

		619,311

INTERNET & CATALOG RETAIL — 0.2%
HSN, Inc.	1,964	96,334

INTERNET SOFTWARE & SERVICES — 2.9%
Equinix, Inc. (a)(b)	5,017	1,033,753
Rackspace Hosting, Inc. (a)	11,359	750,716
ValueClick, Inc. (a)(b)	2,842	48,854

		1,833,323

IT SERVICES — 4.9%
Alliance Data Systems Corp. (a)(b)	5,210	739,560
Broadridge Financial Solutions, Inc.	5,719	133,424
Gartner, Inc. (a)	9,751	449,424
Global Payments, Inc.	8,209	343,383
Jack Henry & Associates, Inc.	9,024	342,010
Lender Processing Services, Inc.	4,997	139,366
ManTech International Corp. (Class A) (b)	1,274	30,576
NeuStar, Inc. (Class A) (a)	6,939	277,768
VeriFone Systems, Inc. (a)(b)	11,251	313,340
Wright Express Corp. (a)	4,031	281,041

		3,049,892

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Polaris Industries, Inc.	6,617	535,117

LIFE SCIENCES TOOLS & SERVICES — 1.4%
Bio-Rad Laboratories, Inc. (Class A) (a)	2,092	223,258
Charles River Laboratories International, Inc. (a)	2,335	92,466
Covance, Inc. (a)	5,729	267,487
Techne Corp.	3,642	262,006

		845,217

MACHINERY — 5.0%
CLARCOR, Inc.	3,750	167,363
Crane Co.	3,826	152,772
Donaldson Co., Inc. (b)	14,302	496,423
Gardner Denver, Inc.	5,113	308,876
Graco, Inc.	4,007	201,472
IDEX Corp.	5,381	224,765
Lincoln Electric Holdings, Inc.	4,535	177,092
Nordson Corp.	4,228	247,845
SPX Corp.	2,859	187,007
Valmont Industries, Inc.	2,440	320,860
Wabtec Corp.	5,035	404,260
Woodward, Inc. (b)	6,232	211,763

		3,100,498

MARINE — 0.4%
Kirby Corp. (a)(b)	4,313	238,423

MEDIA — 0.8%
AMC Networks, Inc. (Class A) (a)	2,298	100,009
Cinemark Holdings, Inc. (b)	6,664	149,474
John Wiley & Sons, Inc. (Class A)	3,483	160,044
Lamar Advertising Co. (Class A) (a)	2,638	97,764

		507,291

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

METALS & MINING — 1.6%
Carpenter Technology Corp.	2,918	$152,670
Compass Minerals International, Inc. (b)	3,430	255,844
Royal Gold, Inc. (b)	6,131	612,241

		1,020,755

MULTI-UTILITIES — 0.5%
Alliant Energy Corp.	5,439	235,998
Black Hills Corp.	2,785	99,063

		335,061

OFFICE ELECTRONICS — 0.3%
Zebra Technologies Corp. (Class A) (a)	5,408	203,016

OIL, GAS & CONSUMABLE FUELS — 2.9%
Bill Barrett Corp. (a)(b)	4,952	122,661
Cimarex Energy Co.	8,998	526,833
Energen Corp.	5,251	275,205
Northern Oil and Gas, Inc. (a)	6,138	104,285
Plains Exploration & Production Co. (a)	4,688	175,659
Rosetta Resources, Inc. (a)(b)	5,479	262,444
SM Energy Co.	6,765	366,054

		1,833,141

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	1,962	153,605

PHARMACEUTICALS — 1.0%
Endo Pharmaceuticals Holdings, Inc. (a)	12,151	385,430
Medicis Pharmaceutical Corp. (Class A) (b)	6,221	269,182

		654,612

PROFESSIONAL SERVICES — 0.7%
FTI Consulting, Inc. (a)(b)	4,307	114,911
The Corporate Executive Board Co.	1,957	104,954
Towers Watson & Co. (Class A)	4,503	238,884

		458,749

REAL ESTATE INVESTMENT TRUSTS — 9.9%
Alexandria Real Estate Equities, Inc.	3,646	268,054
American Campus Communities, Inc.	6,146	269,686
BRE Properties, Inc.	4,859	227,839
Camden Property Trust	5,975	385,328
Essex Property Trust, Inc. (b)	3,793	562,274
Federal Realty Investment Trust	6,712	706,774
Highwoods Properties, Inc.	3,370	109,929
Home Properties, Inc.	5,211	319,278
Liberty Property Trust	4,860	176,126
National Retail Properties, Inc.	5,345	163,022
OMEGA Healthcare Investors, Inc.	4,978	113,150
Potlatch Corp.	1,671	62,445
Rayonier, Inc. (b)	8,811	431,827
Realty Income Corp. (b)	8,431	344,744
Regency Centers Corp.	4,378	213,340
Senior Housing Properties Trust	8,183	178,226
SL Green Realty Corp. (b)	4,866	389,621
Taubman Centers, Inc.	6,424	492,914
The Macerich Co.	6,966	398,664
UDR, Inc.	13,575	336,931

		6,150,172

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc. (a)	1,827	53,951

ROAD & RAIL — 2.0%
J.B. Hunt Transport Services, Inc.	9,438	491,153
Kansas City Southern	7,433	563,273
Landstar System, Inc.	3,553	167,986

		1,222,412

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Atmel Corp. (a)	19,770	103,990
Cree, Inc. (a)(b)	8,759	223,617
Cypress Semiconductor Corp. (a)(b)	4,727	50,674
Semtech Corp. (a)(b)	6,800	171,020
Silicon Laboratories, Inc. (a)	4,040	148,510
Skyworks Solutions, Inc. (a)	13,369	315,041

		1,012,852

SOFTWARE — 7.3%
ACI Worldwide, Inc. (a)	4,097	173,139
Advent Software, Inc. (a)(b)	3,313	81,400
Ansys, Inc. (a)	9,640	707,576
Cadence Design Systems, Inc. (a)	9,663	124,315
Concur Technologies, Inc. (a)(b)	4,705	346,900
Factset Research Systems, Inc. (b)	4,258	410,556
Fair Isaac Corp.	2,133	94,407
Informatica Corp. (a)	11,299	393,318
MICROS Systems, Inc. (a)	8,356	410,447
Parametric Technology Corp. (a)	5,830	127,094
Quest Software, Inc. (a)	3,279	91,812
Rovi Corp. (a)	11,461	166,299
Solarwinds, Inc. (a)	6,350	353,949
Solera Holdings, Inc.	7,285	319,593
Synopsys, Inc. (a)	7,969	263,136
TIBCO Software, Inc. (a)	16,014	484,103

		4,548,044

SPECIALTY RETAIL — 5.3%
Aaron’s, Inc.	4,200	116,802
Advance Auto Parts, Inc.	7,659	524,182
Aeropostale, Inc. (a)(b)	5,193	70,261
Ascena Retail Group, Inc. (a)	8,258	177,134
Dick’s Sporting Goods, Inc.	7,154	370,935
Guess?, Inc. (b)	4,480	113,882
PetSmart, Inc.	11,281	778,163
Signet Jewelers, Ltd.	4,502	219,518
Tractor Supply Co.	7,381	729,907
Williams-Sonoma, Inc. (b)	4,672	205,428

		3,306,212

TEXTILES, APPAREL & LUXURY GOODS — 2.9%
Carter’s, Inc. (a)	5,345	287,775
Deckers Outdoor Corp. (a)(b)	3,984	145,974
PVH Corp.	7,393	692,872
The Warnaco Group, Inc. (a)	4,286	222,443
Under Armour, Inc. (Class A) (a)(b)	8,106	452,558

		1,801,622

TRADING COMPANIES & DISTRIBUTORS — 1.3%
GATX Corp. (b)	2,345	99,522
MSC Industrial Direct Co., Inc. (Class A)	4,831	325,899
United Rentals, Inc. (a)(b)	3,741	122,368
Watsco, Inc. (b)	3,085	233,812

		781,601

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

WATER UTILITIES — 0.3%
Aqua America, Inc.	7,783	$192,707

TOTAL COMMON STOCKS —
(Cost $56,858,687)		62,362,271

SHORT TERM INVESTMENTS — 12.4%
MONEY MARKET FUNDS — 12.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,359,248	7,359,248
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	336,048	336,048

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,695,296)		7,695,296

TOTAL INVESTMENTS — 112.3% (f)
(Cost $64,553,983)		70,057,567
OTHER ASSETS & LIABILITIES — (12.3)%		(7,650,573)

NET ASSETS — 100.0%		$62,406,994

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.3%
Alliant Techsystems, Inc.	669	$33,524
BE Aerospace, Inc. (a)	1,672	70,391
Esterline Technologies Corp. (a)	586	32,898
Exelis, Inc.	7,604	78,626
Huntington Ingalls Industries, Inc. (a)	2,026	85,193

		300,632

AIR FREIGHT & LOGISTICS — 0.2%
UTI Worldwide, Inc. (b)	4,247	57,207

AIRLINES — 0.2%
JetBlue Airways Corp. (a)(b)	9,309	44,590

AUTOMOBILES — 0.3%
Thor Industries, Inc. (b)	1,823	66,211

BIOTECHNOLOGY — 1.0%
Vertex Pharmaceuticals, Inc. (a)(b)	4,141	231,689

BUILDING PRODUCTS — 0.9%
Fortune Brands Home & Security, Inc. (a)	4,356	117,656
Lennox International, Inc. (b)	1,900	91,884

		209,540

CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc. (a)(b)	1,055	129,765
Apollo Investment Corp. (b)	8,300	65,321
Eaton Vance Corp. (b)	2,060	59,657
Greenhill & Co., Inc. (b)	640	33,120
Janus Capital Group, Inc. (b)	7,666	72,367
Jefferies Group, Inc.	5,243	71,777
Raymond James Financial, Inc.	4,575	167,674
SEI Investments Co.	3,656	78,421
Waddell & Reed Financial, Inc. (Class A) (b)	1,418	46,468

		724,570

CHEMICALS — 3.6%
Ashland, Inc. (b)	2,995	214,442
Cabot Corp.	2,478	90,620
Cytec Industries, Inc.	1,885	123,505
Minerals Technologies, Inc. (b)	237	16,810
Olin Corp. (b)	3,275	71,166
RPM International, Inc. (b)	5,438	155,201
Sensient Technologies Corp.	880	32,349
The Scotts Miracle-Gro Co. (Class A) (b)	517	22,474
Valspar Corp. (b)	2,010	112,761

		839,328

COMMERCIAL BANKS — 6.4%
Associated Banc-Corp. (b)	7,104	93,560
BancorpSouth, Inc.	3,446	50,794
Bank of Hawaii Corp. (b)	921	42,016
Cathay General Bancorp (b)	2,991	51,625
City National Corp. (b)	1,934	99,620
Commerce Bancshares, Inc.	1,768	71,303
Cullen/Frost Bankers, Inc. (b)	1,103	63,345
East West Bancorp, Inc.	5,878	124,143
First Niagara Financial Group, Inc.	14,464	117,014
FirstMerit Corp. (b)	4,466	65,784
Fulton Financial Corp. (b)	8,195	80,803
Hancock Holding Co. (b)	3,481	107,737
International Bancshares Corp. (b)	2,250	42,863
Prosperity Bancshares, Inc. (b)	764	32,562
SVB Financial Group (a)(b)	925	55,925
Synovus Financial Corp. (b)	32,350	76,669
TCF Financial Corp. (b)	6,691	79,891
Trustmark Corp. (b)	2,654	64,598
Valley National Bancorp (b)	8,106	81,222
Webster Financial Corp. (b)	2,971	70,413
Westamerica Bancorporation (b)	433	20,373

		1,492,260

COMMERCIAL SERVICES & SUPPLIES — 1.9%
Corrections Corp. of America	4,094	136,944
Deluxe Corp. (b)	2,076	63,443
Herman Miller, Inc.	2,370	46,073
HNI Corp. (b)	1,867	47,627
Mine Safety Appliances Co. (b)	670	24,971
Rollins, Inc.	928	21,706
The Brink’s Co.	1,966	50,506
Waste Connections, Inc.	1,551	46,918

		438,188

COMMUNICATIONS EQUIPMENT — 0.6%
Ciena Corp. (a)	1,901	25,854
Plantronics, Inc. (b)	935	33,033
Polycom, Inc. (a)(b)	2,902	28,643
Tellabs, Inc.	14,152	50,098

		137,628

COMPUTERS & PERIPHERALS — 1.4%
Diebold, Inc. (b)	2,601	87,680
Lexmark International, Inc. (Class A)	2,900	64,525
NCR Corp. (a)	6,565	153,030
QLogic Corp. (a)	1,814	20,716

		325,951

CONSTRUCTION & ENGINEERING — 2.4%
Aecom Technology Corp. (a)(b)	4,643	98,246
Granite Construction, Inc. (b)	1,457	41,845
KBR, Inc.	6,048	180,351
The Shaw Group, Inc. (a)	2,701	117,818
URS Corp. (b)	3,191	112,674

		550,934

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc. (b)	903	74,832

CONTAINERS & PACKAGING — 1.3%
Greif, Inc. (Class A)	1,256	55,490
Packaging Corp. of America (b)	2,299	83,454
Silgan Holdings, Inc.	763	33,198
Sonoco Products Co.	4,106	127,245

		299,387

DIVERSIFIED CONSUMER SERVICES — 1.0%
Matthews International Corp. (Class A) (b)	569	16,967
Regis Corp. (b)	2,365	43,469
Service Corp. International (b)	8,859	119,242
Sotheby’s (b)	1,678	52,857

		232,535

DIVERSIFIED FINANCIAL SERVICES — 0.1%
CBOE Holdings, Inc. (b)	1,158	34,068

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
tw telecom, Inc. (a)(b)	2,270	$59,179

ELECTRIC UTILITIES — 3.5%
Cleco Corp. (b)	1,108	46,514
Great Plains Energy, Inc. (b)	6,310	140,460
Hawaiian Electric Industries, Inc. (b)	3,973	104,530
IDACORP, Inc. (b)	858	37,126
NV Energy, Inc.	9,679	174,319
OGE Energy Corp.	1,331	73,817
PNM Resources, Inc. (b)	3,278	68,936
Westar Energy, Inc. (b)	5,221	154,855

		800,557

ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc. (b)	769	48,670
General Cable Corp. (a)(b)	2,032	59,700
Hubbell, Inc. (Class B)	569	45,941
Regal-Beloit Corp. (b)	748	52,719

		207,030

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Arrow Electronics, Inc. (a)(b)	4,461	150,380
Avnet, Inc. (a)	5,787	168,344
Ingram Micro, Inc. (Class A) (a)	6,222	94,761
Itron, Inc. (a)(b)	1,636	70,593
National Instruments Corp. (b)	1,518	38,208
Tech Data Corp. (a)(b)	1,545	69,989
Vishay Intertechnology, Inc. (a)(b)	5,419	53,269

		645,544

ENERGY EQUIPMENT & SERVICES — 1.9%
Atwood Oceanics, Inc. (a)(b)	720	32,724
Helix Energy Solutions Group, Inc. (a)	3,000	54,810
Patterson-UTI Energy, Inc. (b)	6,272	99,348
Superior Energy Services, Inc. (a)	4,055	83,209
Tidewater, Inc. (b)	2,046	99,292
Unit Corp. (a)(b)	1,811	75,157

		444,540

FOOD & STAPLES RETAILING — 0.4%
Harris Teeter Supermarkets, Inc. (b)	2,029	78,806
SUPERVALU, Inc. (b)	8,622	20,779

		99,585

FOOD PRODUCTS — 1.5%
Flowers Foods, Inc.	2,308	46,576
Hillshire Brands Co. (b)	3,080	82,482
Post Holdings, Inc. (a)(b)	615	18,487
Ralcorp Holdings, Inc. (a)	1,241	90,593
Smithfield Foods, Inc. (a)	5,497	108,016
Tootsie Roll Industries, Inc. (b)	429	11,574

		357,728

GAS UTILITIES — 2.2%
Atmos Energy Corp. (b)	3,690	132,065
National Fuel Gas Co. (b)	1,425	77,007
Questar Corp.	5,093	103,541
UGI Corp. (b)	4,660	147,955
WGL Holdings, Inc. (b)	1,063	42,786

		503,354

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Hill-Rom Holdings, Inc. (b)	1,190	34,581
Hologic, Inc. (a)(b)	4,648	94,076
Masimo Corp. (a)(b)	617	14,919
STERIS Corp.	1,167	41,393
Teleflex, Inc. (b)	538	37,036

		222,005

HEALTH CARE PROVIDERS & SERVICES — 3.6%
Community Health Systems, Inc. (a)	3,711	108,139
Health Management Associates, Inc. (Class A) (a)(b)	10,538	88,414
Health Net, Inc. (a)	3,381	76,106
LifePoint Hospitals, Inc. (a)	2,001	85,603
Omnicare, Inc. (b)	4,585	155,752
Owens & Minor, Inc. (b)	2,609	77,957
Universal Health Services, Inc. (Class B)	1,322	60,455
VCA Antech, Inc. (a)(b)	3,574	70,515
WellCare Health Plans, Inc. (a)(b)	1,770	100,093

		823,034

HOTELS, RESTAURANTS & LEISURE — 1.5%
Bally Technologies, Inc. (a)(b)	782	38,623
Bob Evans Farms, Inc. (b)	1,195	46,760
Brinker International, Inc.	3,060	108,018
International Speedway Corp. (Class A) (b)	1,062	30,129
Scientific Games Corp. (Class A) (a)(b)	1,554	12,852
The Cheesecake Factory, Inc. (b)	654	23,381
The Wendy’s Co. (b)	11,551	52,557
WMS Industries, Inc. (a)(b)	2,232	36,560

		348,880

HOUSEHOLD DURABLES — 3.2%
Jarden Corp.	1,550	81,902
KB HOME (b)	3,158	45,317
M.D.C. Holdings, Inc. (b)	1,580	60,846
Mohawk Industries, Inc. (a)	2,374	189,967
NVR, Inc. (a)	198	167,211
Toll Brothers, Inc. (a)(b)	6,155	204,531

		749,774

HOUSEHOLD PRODUCTS — 0.4%
Energizer Holdings, Inc.	1,168	87,145

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	1,401	72,740

INSURANCE — 8.3%
Alleghany Corp. (a)(b)	404	139,356
American Financial Group, Inc.	3,267	123,819
Arthur J. Gallagher & Co. (b)	2,356	84,392
Aspen Insurance Holdings, Ltd.	2,929	89,305
Brown & Brown, Inc.	2,902	75,655
Everest Re Group, Ltd.	2,121	226,862
Fidelity National Financial, Inc. (Class A)	8,670	185,451
First American Financial Corp. (b)	4,364	94,568
HCC Insurance Holdings, Inc. (b)	4,107	139,186
Kemper Corp. (b)	2,237	68,698
Mercury General Corp. (b)	1,473	56,931
Old Republic International Corp. (b)	9,908	92,144
Protective Life Corp. (b)	3,288	86,179
Reinsurance Group of America, Inc. (b)	3,017	174,594
StanCorp Financial Group, Inc. (b)	1,811	56,576
The Hanover Insurance Group, Inc.	1,841	68,596

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

W.R. Berkley Corp.	4,548	$170,505

		1,932,817

INTERNET & CATALOG RETAIL — 0.2%
HSN, Inc. (b)	798	39,142

INTERNET SOFTWARE & SERVICES — 0.9%
AOL, Inc. (a)	3,695	130,175
Monster Worldwide, Inc. (a)(b)	4,821	35,338
ValueClick, Inc. (a)(b)	1,877	32,265

		197,778

IT SERVICES — 1.9%
Acxiom Corp. (a)	3,117	56,948
Broadridge Financial Solutions, Inc.	2,865	66,840
Convergys Corp. (b)	4,638	72,678
CoreLogic, Inc. (a)	4,355	115,538
DST Systems, Inc. (b)	1,259	71,209
Lender Processing Services, Inc. (b)	1,478	41,221
ManTech International Corp. (Class A) (b)	440	10,560

		434,994

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Charles River Laboratories International, Inc. (a)	1,082	42,847

MACHINERY — 5.1%
AGCO Corp. (a)(b)	3,986	189,255
CLARCOR, Inc. (b)	576	25,707
Crane Co.	537	21,442
Graco, Inc. (b)	898	45,151
Harsco Corp.	3,290	67,544
IDEX Corp. (b)	1,311	54,761
ITT Corp.	3,781	76,187
Kennametal, Inc. (b)	3,285	121,808
Lincoln Electric Holdings, Inc. (b)	1,631	63,691
Nordson Corp.	655	38,396
Oshkosh Corp. (a)(b)	3,740	102,588
SPX Corp.	961	62,859
Terex Corp. (a)(b)	4,522	102,107
Timken Co.	3,307	122,888
Trinity Industries, Inc.	3,280	98,302

		1,192,686

MARINE — 0.3%
Kirby Corp. (a)(b)	600	33,168
Matson, Inc. (b)	1,739	36,363

		69,531

MEDIA — 1.7%
AMC Networks, Inc. (Class A) (a)	1,440	62,669
Cinemark Holdings, Inc. (b)	1,559	34,968
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	2,921	56,171
John Wiley & Sons, Inc. (Class A) (b)	545	25,043
Lamar Advertising Co. (Class A) (a)(b)	1,206	44,694
Meredith Corp. (b)	1,528	53,480
Scholastic Corp. (b)	1,071	34,036
The New York Times Co. (Class A) (a)(b)	5,018	48,976
Valassis Communications, Inc. (a)(b)	1,622	40,047

		400,084

METALS & MINING — 1.8%
Carpenter Technology Corp.	647	33,851
Commercial Metals Co.	4,750	62,700
Reliance Steel & Aluminum Co. (b)	3,083	161,395
Steel Dynamics, Inc. (b)	8,992	100,980
Worthington Industries, Inc. (b)	2,182	47,262

		406,188

MULTI-UTILITIES — 1.7%
Alliant Energy Corp.	2,417	104,874
Black Hills Corp.	712	25,326
MDU Resources Group, Inc.	7,764	171,118
Vectren Corp.	3,371	96,411

		397,729

MULTILINE RETAIL — 0.2%
Saks, Inc. (a)	4,168	42,972

OIL, GAS & CONSUMABLE FUELS — 3.2%
Arch Coal, Inc. (b)	8,626	54,602
Energen Corp.	895	46,907
Forest Oil Corp. (a)(b)	4,811	40,653
Hollyfrontier Corp. (b)	8,344	344,357
Plains Exploration & Production Co. (a)(b)	3,441	128,934
Quicksilver Resources, Inc. (a)	4,886	19,984
World Fuel Services Corp. (b)	2,949	105,014

		740,451

PAPER & FOREST PRODUCTS — 0.5%
Domtar Corp.	704	55,116
Louisiana-Pacific Corp. (a)(b)	5,663	70,788

		125,904

PROFESSIONAL SERVICES — 0.9%
Korn/Ferry International (a)(b)	1,987	30,461
Manpower, Inc.	3,256	119,821
The Corporate Executive Board Co.	602	32,285
Towers Watson & Co. (Class A)	587	31,140

		213,707

REAL ESTATE INVESTMENT TRUSTS — 9.1%
Alexandria Real Estate Equities, Inc. (b)	1,157	85,063
American Campus Communities, Inc.	1,356	59,501
BioMed Realty Trust, Inc. (b)	6,310	118,123
BRE Properties, Inc.	1,225	57,440
Camden Property Trust (b)	1,100	70,939
Corporate Office Properties Trust (b)	2,964	71,047
Duke Realty Corp. (b)	11,115	163,390
Equity One, Inc. (b)	2,519	53,050
Highwoods Properties, Inc. (b)	1,813	59,140
Hospitality Properties Trust (b)	5,057	120,255
Liberty Property Trust (b)	2,886	104,589
Mack-Cali Realty Corp.	3,464	92,142
National Retail Properties, Inc.	2,302	70,211
OMEGA Healthcare Investors, Inc.	2,510	57,052
Potlatch Corp. (b)	999	37,333
Rayonier, Inc. (b)	1,564	76,652
Realty Income Corp. (b)	2,138	87,423
Regency Centers Corp. (b)	1,950	95,024
Senior Housing Properties Trust	3,972	86,510
SL Green Realty Corp. (b)	1,771	141,804
The Macerich Co. (b)	2,724	155,895
UDR, Inc. (b)	4,929	122,338

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Weingarten Realty Investors (b)	4,637	$130,346

		2,115,267

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Alexander & Baldwin, Inc. (a)	999	29,500
Jones Lang LaSalle, Inc. (b)	1,802	137,583

		167,083

ROAD & RAIL — 1.1%
Con-way, Inc. (b)	2,278	62,349
Kansas City Southern (b)	1,570	118,975
Landstar System, Inc. (b)	512	24,207
Werner Enterprises, Inc.	1,821	38,915

		244,446

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Atmel Corp. (a)(b)	10,267	54,005
Cree, Inc. (a)(b)	1,280	32,678
Cypress Semiconductor Corp. (a)	3,742	40,114
Fairchild Semiconductor International, Inc. (a)(b)	5,213	68,395
Integrated Device Technology, Inc. (a)	5,939	34,921
International Rectifier Corp. (a)(b)	2,844	47,466
Intersil Corp. (Class A) (b)	5,212	45,605
MEMC Electronic Materials, Inc. (a)(b)	9,532	26,213
RF Micro Devices, Inc. (a)(b)	11,264	44,493
Skyworks Solutions, Inc. (a)(b)	2,562	60,374

		454,264

SOFTWARE — 1.9%
Cadence Design Systems, Inc. (a)(b)	7,399	95,188
Compuware Corp. (a)	8,840	87,604
Fair Isaac Corp.	557	24,653
Mentor Graphics Corp. (a)(b)	3,804	58,886
Parametric Technology Corp. (a)	2,593	56,527
Quest Software, Inc. (a)	1,024	28,672
Synopsys, Inc. (a)	3,028	99,985

		451,515

SPECIALTY RETAIL — 4.7%
Aaron’s, Inc. (b)	1,252	34,818
Aeropostale, Inc. (a)	1,256	16,994
American Eagle Outfitters, Inc. (b)	7,367	155,296
ANN, Inc. (a)	1,979	74,668
Ascena Retail Group, Inc. (a)(b)	1,807	38,760
Barnes & Noble, Inc. (a)(b)	1,577	20,154
Chico’s FAS, Inc.	6,806	123,257
Collective Brands, Inc. (a)	2,514	54,579
Dick’s Sporting Goods, Inc. (b)	1,152	59,731
Foot Locker, Inc. (b)	6,172	219,106
Guess?, Inc. (b)	868	22,064
Office Depot, Inc. (a)(b)	11,544	29,553
Rent-A-Center, Inc. (b)	2,411	84,578
Signet Jewelers, Ltd. (b)	1,556	75,870
Williams-Sonoma, Inc. (b)	1,744	76,684

		1,086,112

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Hanesbrands, Inc. (a)	4,005	127,679

THRIFTS & MORTGAGE FINANCE — 1.6%
Astoria Financial Corp.	3,352	33,118
New York Community Bancorp, Inc. (b)	18,081	256,027
Washington Federal, Inc.	4,338	72,358

		361,503

TOBACCO — 0.2%
Universal Corp. (b)	951	48,425

TRADING COMPANIES & DISTRIBUTORS — 0.5%
GATX Corp. (b)	990	42,016
United Rentals, Inc. (a)(b)	2,324	76,018

		118,034

WATER UTILITIES — 0.3%
Aqua America, Inc. (b)	2,653	65,688

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Telephone & Data Systems, Inc.	4,125	105,641

TOTAL COMMON STOCKS —
(Cost $21,556,983)		23,063,132

SHORT TERM INVESTMENTS — 28.7%
MONEY MARKET FUNDS — 28.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	6,464,713	6,464,713
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	195,253	195,253

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,659,966)		6,659,966

TOTAL INVESTMENTS — 128.3% (f)
(Cost $28,216,949)		29,723,098
OTHER ASSETS & LIABILITIES — (28.3)%		(6,555,370)

NET ASSETS — 100.0%		$23,167,728

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.1%
AEROSPACE & DEFENSE — 2.1%
AAR Corp.	16,761	$275,215
Aerovironment, Inc. (a)	7,901	185,436
American Science & Engineering, Inc.	3,498	229,504
Ceradyne, Inc.	9,460	231,108
Cubic Corp.	6,650	332,899
Curtiss-Wright Corp.	19,487	637,225
Engility Holdings, Inc. (a)(b)	6,693	123,486
GenCorp, Inc. (a)(b)	25,067	237,886
Moog, Inc. (Class A) (a)	18,794	711,729
National Presto Industries, Inc. (b)	1,990	145,031
Orbital Sciences Corp. (a)	24,524	357,069
Teledyne Technologies, Inc. (a)	15,376	974,685

		4,441,273

AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	12,011	365,254
HUB Group, Inc. (Class A) (a)	14,744	437,602

		802,856

AIRLINES — 0.3%
Allegiant Travel Co. (a)(b)	6,333	401,259
SkyWest, Inc. (b)	21,088	217,839

		619,098

AUTO COMPONENTS — 0.3%
Drew Industries, Inc. (a)	7,830	236,544
Spartan Motors, Inc.	13,678	68,390
Standard Motor Products, Inc.	8,066	148,576
Superior Industries International, Inc.	9,807	167,602

		621,112

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)(b)	12,040	152,065

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a)(b)	3,498	391,671

BIOTECHNOLOGY — 1.0%
ArQule, Inc. (a)(b)	25,266	129,109
Cubist Pharmaceuticals, Inc. (a)(b)	26,586	1,267,620
Emergent Biosolutions, Inc. (a)	10,724	152,388
Momenta Pharmaceuticals, Inc. (a)(b)	18,984	276,597
Spectrum Pharmaceuticals, Inc. (a)(b)	21,705	253,949

		2,079,663

BUILDING PRODUCTS — 1.4%
A.O. Smith Corp.	16,171	930,479
AAON, Inc. (b)	7,778	153,149
Apogee Enterprises, Inc.	11,650	228,573
Gibraltar Industries, Inc. (a)	12,535	160,699
Griffon Corp.	19,091	196,637
NCI Building Systems, Inc. (a)	8,322	83,470
Quanex Building Products Corp. (b)	15,241	287,140
Simpson Manufacturing Co., Inc. (b)	16,822	481,446
Universal Forest Products, Inc.	8,119	337,263

		2,858,856

CAPITAL MARKETS — 1.3%
Calamos Asset Management, Inc. (Class A)	8,444	98,288
Financial Engines, Inc. (a)(b)	16,930	403,442
HFF, Inc. (Class A) (a)	13,514	201,359
Investment Technology Group, Inc. (a)	16,313	141,923
Piper Jaffray Co., Inc. (a)(b)	6,817	173,493
Prospect Capital Corp.	60,343	695,151
Stifel Financial Corp. (a)(b)	20,702	695,587
SWS Group, Inc. (a)	12,102	73,943
Virtus Investment Partners, Inc. (a)	2,375	204,250

		2,687,436

CHEMICALS — 2.6%
A. Schulman, Inc.	12,235	291,438
American Vanguard Corp. (b)	9,852	342,850
Balchem Corp.	12,131	445,572
Calgon Carbon Corp. (a)(b)	23,555	337,072
H.B. Fuller Co.	20,710	635,383
Hawkins, Inc.	3,784	157,225
Innophos Holdings, Inc.	8,987	435,780
Koppers Holdings, Inc.	8,551	298,686
Kraton Performance Polymers, Inc. (a)	13,485	351,958
LSB Industries, Inc. (a)	7,757	340,300
OM Group, Inc. (a)	13,386	248,176
PolyOne Corp.	37,132	615,277
Quaker Chemical Corp. (b)	5,365	250,384
Stepan Co. (b)	3,441	330,749
Tredegar Corp. (b)	10,039	178,092
Zep, Inc.	9,117	137,849

		5,396,791

COMMERCIAL BANKS — 6.3%
Bank of the Ozarks, Inc. (b)	12,284	423,429
BBCN Bancorp, Inc. (a)	32,415	408,753
Boston Private Financial Holdings, Inc. (b)	32,446	311,157
City Holding Co. (b)	6,184	221,635
Columbia Banking System, Inc. (b)	16,383	303,741
Community Bank System, Inc. (b)	16,286	459,102
CVB Financial Corp. (b)	36,669	437,828
F.N.B. Corp. (b)	57,902	649,081
First BanCorp- Puerto Rico (a)	29,215	129,130
First Commonwealth Financial Corp. (b)	43,295	305,230
First Financial Bancorp (b)	24,172	408,749
First Financial Bankshares, Inc. (b)	12,469	449,258
First Midwest Bancorp, Inc.	31,078	390,029
Glacier Bancorp, Inc. (b)	29,894	465,749
Hanmi Financial Corp. (a)(b)	12,988	166,376
Home Bancshares, Inc.	9,606	327,469
Independent Bank Corp.-Massachusetts (b)	8,911	268,132
National Penn Bancshares, Inc. (b)	51,219	466,605
NBT Bancorp, Inc. (b)	14,067	310,459
Old National Bancorp (b)	41,907	570,354
PacWest Bancorp (b)	13,435	313,976
Pinnacle Financial Partners, Inc. (a)(b)	13,527	261,342
PrivateBancorp, Inc.	24,903	398,199
S&T Bancorp, Inc.	11,993	211,197
Simmons First National Corp. (b)	7,079	172,409
Sterling Bancorp	12,858	127,551
Susquehanna Bancshares, Inc.	77,640	812,114
Texas Capital Bancshares, Inc. (a)(b)	16,694	829,859
Tompkins Financial Corp. (b)	4,800	194,496
UMB Financial Corp. (b)	13,486	656,498
Umpqua Holdings Corp. (b)	46,462	598,895

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

United Bankshares, Inc. (b)	19,089	$475,507
United Community Banks, Inc. (a)	19,179	160,912
Wilshire Bancorp, Inc. (a)(b)	25,828	162,716
Wintrust Financial Corp. (b)	15,058	565,729

		13,413,666

COMMERCIAL SERVICES & SUPPLIES — 2.7%
ABM Industries, Inc.	21,044	398,363
Consolidated Graphics, Inc. (a)	3,652	95,281
Encore Capital Group, Inc. (a)	9,642	272,483
G & K Services, Inc. (Class A)	7,875	246,566
Healthcare Services Group, Inc. (b)	28,062	641,778
Interface, Inc. (b)	24,117	318,586
Mobile Mini, Inc. (a)(b)	15,768	263,483
Portfolio Recovery Associates, Inc. (a)	7,099	741,348
Sykes Enterprises, Inc. (a)	16,327	219,435
Tetra Tech, Inc. (a)(b)	26,564	697,571
The Geo Group, Inc.	25,457	704,395
UniFirst Corp.	6,326	422,513
United Stationers, Inc.	16,783	436,694
Viad Corp.	8,376	174,723

		5,633,219

COMMUNICATIONS EQUIPMENT — 1.4%
Arris Group, Inc. (a)	47,135	602,857
Bel Fuse, Inc. (Class B)	4,231	79,035
Black Box Corp.	7,268	185,407
Comtech Telecommunications Corp. (b)	7,416	204,978
Digi International, Inc. (a)	10,573	107,422
Harmonic, Inc. (a)	48,751	221,329
Netgear, Inc. (a)	15,756	600,934
Oplink Communications, Inc. (a)	7,902	130,699
PC-Tel, Inc. (b)	7,408	52,226
Symmetricom, Inc. (a)	17,476	121,808
ViaSat, Inc. (a)(b)	16,534	618,041

		2,924,736

COMPUTERS & PERIPHERALS — 0.7%
3D Systems Corp. (a)(b)	19,831	651,448
Avid Technology, Inc. (a)(b)	12,162	115,053
Intermec, Inc. (a)	23,307	144,736
Intevac, Inc. (a)	9,722	59,401
Novatel Wireless, Inc. (a)(b)	13,010	25,760
Super Micro Computer, Inc. (a)(b)	10,891	131,019
Synaptics, Inc. (a)(b)	13,954	335,175

		1,462,592

CONSTRUCTION & ENGINEERING — 0.7%
Aegion Corp. (a)(b)	16,457	315,316
Comfort Systems USA, Inc.	15,573	170,213
Dycom Industries, Inc. (a)	13,923	200,213
EMCOR Group, Inc.	27,613	788,075
Orion Marine Group, Inc. (a)	11,202	83,231

		1,557,048

CONSTRUCTION MATERIALS — 0.7%
Eagle Materials, Inc.	19,202	888,284
Headwaters, Inc. (a)	25,232	166,027
Texas Industries, Inc. (b)	8,628	350,728

		1,405,039

CONSUMER FINANCE — 0.8%
Cash America International, Inc. (b)	12,219	471,287
Ezcorp, Inc. (a)	18,810	431,313
First Cash Financial Services, Inc. (a)	10,934	503,073
World Acceptance Corp. (a)(b)	5,443	367,131

		1,772,804

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	12,884	201,248

DISTRIBUTORS — 0.4%
Pool Corp. (b)	19,629	816,174
VOXX International Corp. (a)(b)	7,772	58,134

		874,308

DIVERSIFIED CONSUMER SERVICES — 0.9%
American Public Education, Inc. (a)(b)	7,411	269,982
Capella Education Co. (a)(b)	4,963	174,003
Career Education Corp. (a)	22,040	83,091
Coinstar, Inc. (a)(b)	13,029	586,044
Corinthian Colleges, Inc. (a)(b)	35,108	83,557
Hillenbrand, Inc.	25,894	471,012
Lincoln Educational Services Corp. (b)	9,244	38,825
Universal Technical Institute, Inc.	8,924	122,259

		1,828,773

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Interactive Brokers Group, Inc. (Class A)	16,989	238,186
MarketAxess Holdings, Inc.	15,500	489,800

		727,986

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Atlantic Tele-Network, Inc. (b)	3,884	166,934
Cbeyond, Inc. (a)	12,560	123,842
Cincinnati Bell, Inc. (a)(b)	81,547	464,818
General Communication, Inc. (Class A) (a)	13,582	133,104
Lumos Networks Corp.	6,095	47,907
Neutral Tandem, Inc. (a)	12,996	121,902

		1,058,507

ELECTRIC UTILITIES — 1.3%
ALLETE, Inc. (b)	14,372	599,888
El Paso Electric Co.	16,749	573,653
UIL Holdings Corp.	21,120	757,363
UNS Energy Corp.	17,184	719,322

		2,650,226

ELECTRICAL EQUIPMENT — 1.8%
AZZ, Inc.	10,473	397,765
Belden, Inc.	18,770	692,238
Brady Corp. (Class A)	19,745	578,134
Encore Wire Corp.	7,955	232,763
EnerSys (a)	19,928	703,259
Franklin Electric Co., Inc.	8,003	484,102
II-VI, Inc. (a)	22,703	431,811
Powell Industries, Inc. (a)(b)	3,738	144,548
Vicor Corp.	8,114	54,120

		3,718,740

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Agilysys, Inc. (a)	6,115	52,589
Anixter International, Inc. (b)	11,585	665,674
Badger Meter, Inc. (b)	5,992	218,049

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Benchmark Electronics, Inc. (a)(b)	23,757	$362,769
Brightpoint, Inc. (a)	28,693	257,663
Checkpoint Systems, Inc. (a)	16,625	137,655
Cognex Corp.	16,580	573,336
CTS Corp.	14,237	143,367
Daktronics, Inc.	15,322	145,712
DTS Inc. (a)(b)	7,809	181,794
Electro Scientific Industries, Inc.	10,015	122,383
FARO Technologies, Inc. (a)	7,001	289,281
FEI Co.	15,829	846,852
Insight Enterprises, Inc. (a)	18,263	319,237
Littelfuse, Inc.	9,088	513,836
Measurement Specialties, Inc. (a)	6,459	213,018
Mercury Computer Systems, Inc. (a)	12,711	134,991
Methode Electronics, Inc. (Class A)	15,333	148,883
MTS Systems Corp.	6,663	356,804
Newport Corp. (a)	15,785	174,582
OSI Systems, Inc. (a)	7,733	601,937
Park Electrochemical Corp.	8,057	200,055
Plexus Corp. (a)	14,441	437,418
Pulse Electronics Corp.	16,742	13,728
RadiSys Corp. (a)	9,432	33,955
Rofin-Sinar Technologies, Inc. (a)(b)	11,812	233,051
Rogers Corp. (a)	6,808	288,387
Scansource, Inc. (a)	11,374	364,196
SYNNEX Corp. (a)(b)	10,994	358,185
TTM Technologies, Inc. (a)(b)	21,829	205,847

		8,595,234

ENERGY EQUIPMENT & SERVICES — 2.2%
Basic Energy Services, Inc. (a)(b)	12,091	135,661
Bristow Group, Inc.	14,862	751,274
Exterran Holdings, Inc. (a)	26,903	545,593
Geospace Technologies Corp. (a)	2,627	321,571
Gulf Island Fabrication, Inc.	6,013	167,582
Hornbeck Offshore Services, Inc. (a)	13,293	487,189
ION Geophysical Corp. (a)(b)	49,943	346,604
Lufkin Industries, Inc. (b)	14,012	754,126
Matrix Service Co. (a)	10,568	111,704
Pioneer Energy Services Corp. (a)	25,463	198,357
SEACOR Holdings, Inc. (a)	8,298	691,721
Tetra Technologies, Inc. (a)	32,242	195,064

		4,706,446

FOOD & STAPLES RETAILING — 1.2%
Casey’s General Stores, Inc.	15,974	912,754
Nash Finch Co.	5,026	102,631
Spartan Stores, Inc. (b)	8,948	136,994
The Andersons, Inc. (b)	7,164	269,796
United Natural Foods, Inc. (a)	20,337	1,188,698

		2,610,873

FOOD PRODUCTS — 2.5%
B&G Foods, Inc. (b)	20,112	609,595
Cal-Maine Foods, Inc.	5,934	266,674
Calavo Growers, Inc. (b)	5,219	130,475
Darling International, Inc. (a)	48,969	895,643
Diamond Foods, Inc. (b)	9,136	171,940
Hain Celestial Group, Inc. (a)	18,722	1,179,486
J&J Snack Foods Corp.	6,268	359,344
Sanderson Farms, Inc.	8,328	369,513
Seneca Foods Corp. (a)(b)	3,766	112,453
Snyders-Lance, Inc. (b)	20,015	500,375
TreeHouse Foods, Inc. (a)(b)	15,102	792,855

		5,388,353

GAS UTILITIES — 2.0%
New Jersey Resources Corp. (b)	17,262	789,219
Northwest Natural Gas Co. (b)	11,090	546,072
Piedmont Natural Gas Co., Inc.	29,884	970,632
South Jersey Industries, Inc.	12,827	678,933
Southwest Gas Corp.	19,114	844,839
The Laclede Group, Inc. (b)	8,756	376,508

		4,206,203

HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abaxis, Inc. (a)(b)	8,549	307,080
Align Technology, Inc. (a)(b)	29,808	1,102,002
Analogic Corp.	5,056	395,227
Cantel Medical Corp.	8,883	240,552
CONMED Corp.	11,673	332,680
CryoLife, Inc. (b)	11,274	75,761
Cyberonics, Inc. (a)(b)	9,874	517,595
Greatbatch, Inc. (a)(b)	9,703	236,074
Haemonetics Corp. (a)	10,703	858,381
HealthStream, Inc. (a)(b)	8,116	230,981
ICU Medical, Inc. (a)(b)	5,216	315,464
Integra LifeSciences Holdings Corp. (a)	8,302	341,212
Invacare Corp.	12,079	170,797
Meridian Bioscience, Inc. (b)	17,228	330,433
Merit Medical Systems, Inc. (a)	16,448	245,569
Natus Medical, Inc. (a)(b)	12,151	158,814
Neogen Corp. (a)(b)	9,246	394,804
NuVasive, Inc. (a)	18,101	414,694
Palomar Medical Technologies, Inc. (a)(b)	8,013	75,643
SurModics, Inc. (a)	5,073	102,576
Symmetry Medical, Inc. (a)	14,917	147,529
West Pharmaceutical Services, Inc. (b)	14,148	750,834

		7,744,702

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Air Methods Corp. (a)(b)	4,869	581,212
Almost Family, Inc. (a)	3,397	72,288
Amedisys, Inc. (a)	12,802	176,795
AMN Healthcare Services, Inc. (a)	16,721	168,213
AmSurg Corp. (a)	13,105	371,920
Bio-Reference Laboratories, Inc. (a)(b)	10,257	293,145
Centene Corp. (a)	21,449	802,407
Chemed Corp. (b)	7,980	552,934
Corvel Corp. (a)(b)	2,623	117,379
Cross Country Healthcare, Inc. (a)	12,937	61,063
Gentiva Health Services, Inc. (a)	11,837	133,995
Hanger Orthopedic Group, Inc. (a)	14,188	404,784
Healthways, Inc. (a)(b)	13,739	160,884
IPC The Hospitalist Co. (a)(b)	6,838	312,496
Kindred Healthcare, Inc. (a)	21,935	249,620
Landauer, Inc.	3,925	234,401
LHC Group, Inc. (a)	6,546	120,905
Magellan Health Services, Inc. (a)	11,393	587,993
Molina Healthcare, Inc. (a)	12,425	312,489
MWI Veterinary Supply, Inc. (a)	4,948	527,853

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

PharMerica Corp. (a)	12,212	$154,604
PSS World Medical, Inc. (a)(b)	20,817	474,211
The Ensign Group, Inc.	7,269	222,468

		7,094,059

HEALTH CARE TECHNOLOGY — 0.4%
Computer Programs and Systems, Inc. (b)	4,338	240,976
Medidata Solutions, Inc. (a)	9,332	387,278
Omnicell, Inc. (a)	13,742	191,014

		819,268

HOTELS, RESTAURANTS & LEISURE — 3.2%
Biglari Holdings, Inc. (a)(b)	502	183,260
BJ’s Restaurants, Inc. (a)(b)	10,308	467,468
Boyd Gaming Corp. (a)(b)	23,432	165,430
Buffalo Wild Wings, Inc. (a)(b)	7,698	660,027
CEC Entertainment, Inc.	7,039	212,015
Cracker Barrel Old Country Store, Inc.	9,648	647,477
DineEquity, Inc. (a)(b)	6,512	364,672
Interval Leisure Group, Inc. (b)	16,479	311,947
Jack in the Box, Inc. (a)	18,521	520,625
Marcus Corp.	8,286	91,975
Marriott Vacations Worldwide Corp. (a)	11,911	429,034
Monarch Casino & Resort, Inc. (a)	4,617	40,214
Multimedia Games Holding Co., Inc. (a)	11,363	178,740
Papa John’s International, Inc. (a)	7,437	397,210
Peet’s Coffee & Tea, Inc. (a)(b)	5,498	403,223
Pinnacle Entertainment, Inc. (a)	25,928	317,618
Red Robin Gourmet Burgers, Inc. (a)	5,490	178,754
Ruby Tuesday, Inc. (a)(b)	25,074	181,787
Ruth’s Hospitality Group, Inc. (a)(b)	14,548	92,671
Shuffle Master, Inc. (a)	23,146	365,938
Sonic Corp. (a)	22,724	233,375
Texas Roadhouse, Inc. (Class A) (b)	24,295	415,445

		6,858,905

HOUSEHOLD DURABLES — 1.5%
American Greetings Corp. (Class A) (b)	14,434	242,491
Blyth, Inc. (b)	4,762	123,764
Ethan Allen Interiors, Inc.	10,756	235,772
Helen of Troy, Ltd. (a)	13,133	418,023
iRobot Corp. (a)	10,805	245,922
La-Z-Boy, Inc. (a)	21,800	318,934
M/I Homes, Inc. (a)	8,689	168,045
Meritage Homes Corp. (a)(b)	12,829	487,887
Standard Pacific Corp. (a)(b)	46,035	311,197
The Ryland Group, Inc.	18,635	559,050
Universal Electronics, Inc. (a)(b)	6,069	106,693

		3,217,778

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (Class A) (a)(b)	17,676	213,526
WD-40 Co.	6,193	326,000

		539,526

INDUSTRIAL CONGLOMERATES — 0.1%
Standex International Corp.	5,266	234,074

INSURANCE — 2.3%
AMERISAFE, Inc. (a)	7,569	205,423
eHealth, Inc. (a)	8,230	154,477
Employers Holdings, Inc.	13,058	239,353
Horace Mann Educators Corp.	16,480	298,453
Infinity Property & Casualty Corp.	4,888	295,186
Meadowbrook Insurance Group, Inc.	19,505	149,993
National Financial Partners Corp. (a)(b)	16,871	285,120
Presidential Life Corp.	8,756	121,971
ProAssurance Corp.	12,772	1,155,100
RLI Corp.	7,108	473,819
Safety Insurance Group, Inc.	5,253	241,008
Selective Insurance Group, Inc.	22,797	432,915
Stewart Information Services Corp. (b)	7,389	148,815
The Navigators Group, Inc. (a)	4,520	222,497
Tower Group, Inc. (b)	14,436	279,914
United Fire Group, Inc.	9,135	229,471

		4,933,515

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	5,092	188,862
NutriSystem, Inc. (b)	11,813	124,391
PetMed Express, Inc. (b)	8,328	83,613

		396,866

INTERNET SOFTWARE & SERVICES — 2.0%
Blucora, Inc. (a)	16,602	295,682
comScore, Inc. (a)	13,353	203,633
DealerTrack Holdings, Inc. (a)	17,743	494,143
Dice Holdings, Inc. (a)(b)	22,542	189,804
Digital River, Inc. (a)	15,221	253,582
j2 Global, Inc. (b)	17,877	586,723
Liquidity Services, Inc. (a)(b)	10,024	503,305
LivePerson, Inc. (a)(b)	20,841	377,430
LogMeIn, Inc. (a)(b)	9,241	207,276
OpenTable, Inc. (a)(b)	9,367	389,667
Perficient, Inc. (a)	13,736	165,793
QuinStreet, Inc. (a)	10,838	90,931
Stamps.com, Inc. (a)	6,151	142,334
United Online, Inc. (b)	37,633	207,734
XO Group, Inc. (a)	10,753	89,788

		4,197,825

IT SERVICES — 1.9%
CACI International, Inc. (Class A) (a)	9,366	485,065
Cardtronics, Inc. (a)	18,294	544,795
CIBER, Inc. (a)	29,695	103,042
CSG Systems International, Inc. (a)	14,037	315,692
ExlService Holdings, Inc. (a)	10,809	318,865
Forrester Research, Inc. (b)	6,149	176,907
Heartland Payment Systems, Inc.	16,070	509,098
Higher One Holdings, Inc. (a)	13,629	183,719
iGate Corp. (a)	12,447	226,162
MAXIMUS, Inc.	14,141	844,500
NCI, Inc. (Class A) (a)	3,237	22,271
TeleTech Holdings, Inc. (a)	9,529	162,469
Virtusa Corp. (a)	8,310	147,669

		4,040,254

LEISURE EQUIPMENT & PRODUCTS — 0.8%
Arctic Cat, Inc. (a)	5,462	226,455
Brunswick Corp.	37,262	843,239

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Callaway Golf Co. (b)	27,074	$166,234
JAKKS Pacific, Inc. (b)	9,082	132,325
Sturm Ruger & Co, Inc. (b)	8,013	396,563

		1,764,816

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	29,343	127,055
Cambrex Corp. (a)	12,202	143,129
Enzo Biochem, Inc. (a)(b)	13,666	27,879
Luminex Corp. (a)(b)	15,715	305,500
PAREXEL International Corp. (a)	25,048	770,476

		1,374,039

MACHINERY — 3.8%
Actuant Corp. (Class A) (b)	30,323	867,844
Albany International Corp. (Class A)	11,966	262,893
Astec Industries, Inc. (a)	8,708	275,260
Barnes Group, Inc.	19,524	488,295
Briggs & Stratton Corp. (b)	20,127	375,771
Cascade Corp.	3,569	195,367
CIRCOR International, Inc.	7,171	270,705
EnPro Industries, Inc. (a)(b)	8,548	307,814
ESCO Technologies, Inc.	11,144	432,944
Federal Signal Corp. (a)(b)	25,906	163,726
John Bean Technologies Corp.	11,891	194,180
Kaydon Corp.	13,240	295,782
Lindsay Corp. (b)	5,286	380,434
Lydall, Inc. (a)(b)	7,113	100,222
Mueller Industries, Inc.	15,906	723,246
Robbins & Myers, Inc.	17,720	1,056,112
Tennant Co. (b)	7,854	336,308
The Toro Co.	24,416	971,269
Watts Water Technologies, Inc. (Class A) (b)	11,504	435,196

		8,133,368

MEDIA — 0.6%
Arbitron, Inc. (b)	10,958	415,308
Digital Generation, Inc. (a)(b)	10,568	120,052
Harte-Hanks, Inc.	18,136	125,683
Live Nation Entertainment, Inc. (a)(b)	58,741	505,760
The E.W. Scripps Co. (Class A) (a)	11,797	125,638

		1,292,441

METALS & MINING — 1.4%
A.M. Castle & Co. (a)(b)	6,823	85,219
AK Steel Holding Corp. (b)	45,972	220,666
AMCOL International Corp. (b)	10,457	354,283
Century Aluminum Co. (a)(b)	22,463	160,610
Globe Specialty Metals, Inc.	26,554	404,152
Haynes International, Inc.	5,097	265,809
Kaiser Aluminum Corp. (b)	6,983	407,737
Materion Corp.	8,460	201,348
Olympic Steel, Inc. (b)	3,772	63,671
RTI International Metals, Inc. (a)(b)	12,539	300,184
SunCoke Energy, Inc. (a)	29,064	468,512

		2,932,191

MULTI-UTILITIES — 0.8%
Avista Corp.	24,400	628,056
CH Energy Group, Inc. (b)	6,201	404,367
NorthWestern Corp.	15,521	562,326

		1,594,749

MULTILINE RETAIL — 0.1%
Fred’s, Inc. (Class A) (b)	14,031	199,661
Tuesday Morning Corp. (a)	17,473	114,448

		314,109

OIL, GAS & CONSUMABLE FUELS — 1.8%
Approach Resources, Inc. (a)(b)	13,780	415,191
Cloud Peak Energy, Inc. (a)	25,225	456,573
Comstock Resources, Inc. (a)(b)	18,638	342,566
Contango Oil & Gas Co. (a)(b)	5,270	258,968
Gulfport Energy Corp. (a)	20,620	644,581
Overseas Shipholding Group, Inc. (b)	10,833	71,498
PDC Energy, Inc. (a)(b)	12,645	399,961
Penn Virginia Corp. (b)	19,403	120,299
Petroquest Energy, Inc. (a)(b)	23,551	158,027
Stone Energy Corp. (a)	20,541	515,990
Swift Energy Co. (a)(b)	17,710	369,785

		3,753,439

PAPER & FOREST PRODUCTS — 1.1%
Buckeye Technologies, Inc.	16,594	532,004
Clearwater Paper Corp. (a)	9,723	401,657
Deltic Timber Corp. (b)	4,477	292,169
KapStone Paper and Packaging Corp. (a)	16,186	362,405
Neenah Paper, Inc.	6,599	188,995
Schweitzer-Mauduit International, Inc.	12,876	424,779
Wausau Paper Corp.	19,283	178,561

		2,380,570

PERSONAL PRODUCTS — 0.3%
Inter Parfums, Inc. (b)	6,634	121,402
Medifast, Inc. (a)	5,659	147,983
Prestige Brands Holdings, Inc. (a)	20,958	355,448

		624,833

PHARMACEUTICALS — 1.9%
Akorn, Inc. (a)(b)	27,907	368,931
Hi-Tech Pharmacal Co., Inc. (a)(b)	4,376	144,889
Par Pharmaceutical Cos., Inc. (a)	15,262	762,795
Questcor Pharmaceuticals, Inc. (a)(b)	24,922	461,057
Salix Pharmaceuticals, Ltd. (a)	20,779	879,783
The Medicines Co. (a)	22,302	575,615
ViroPharma, Inc. (a)(b)	28,784	869,852

		4,062,922

PROFESSIONAL SERVICES — 1.0%
CDI Corp. (b)	5,769	98,246
Exponent, Inc. (a)	5,591	319,190
Heidrick & Struggles International, Inc.	7,393	94,187
Insperity, Inc.	9,298	234,589
Kelly Services, Inc. (Class A) (b)	11,698	147,395
Navigant Consulting, Inc. (a)	21,553	238,161
On Assignment, Inc. (a)	17,857	355,711
Resources Connection, Inc.	17,602	230,762
The Dolan Co. (a)	12,460	67,035
TrueBlue, Inc. (a)	16,716	262,775

		2,048,051

REAL ESTATE INVESTMENT TRUSTS — 8.0%
Acadia Realty Trust	19,022	472,126
Cedar Shopping Centers, Inc. (b)	23,583	124,518
Colonial Properties Trust	34,476	725,720

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Cousins Properties, Inc.	37,728	$299,560
DiamondRock Hospitality Co.	81,327	783,179
EastGroup Properties, Inc.	12,140	645,848
Entertainment Properties Trust (b)	19,439	863,675
Extra Space Storage, Inc.	40,344	1,341,438
Franklin Street Properties Corp.	29,996	332,056
Getty Realty Corp. (b)	11,193	200,914
Healthcare Realty Trust, Inc.	35,674	822,286
Inland Real Estate Corp. (b)	32,004	264,033
Kilroy Realty Corp.	30,775	1,378,104
Kite Realty Group Trust	26,480	135,048
LaSalle Hotel Properties	35,926	958,865
Lexington Realty Trust (b)	56,137	542,283
LTC Properties, Inc.	12,675	403,699
Medical Properties Trust, Inc.	56,180	587,081
Mid-America Apartment Communities, Inc.	17,078	1,115,364
Parkway Properties, Inc. (b)	9,015	120,531
Pennsylvania Real Estate Investment Trust	21,941	347,984
Post Properties, Inc.	22,542	1,081,114
PS Business Parks, Inc.	7,462	498,611
Sabra Healthcare REIT, Inc.	15,281	305,773
Saul Centers, Inc.	5,312	235,853
Sovran Self Storage, Inc.	12,269	709,762
Tanger Factory Outlet Centers, Inc.	39,135	1,265,235
Universal Health Realty Income Trust (b)	5,327	244,935
Urstadt Biddle Properties, Inc. (Class A) (b)	9,689	196,008

		17,001,603

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)(b)	14,443	240,620

ROAD & RAIL — 0.7%
Arkansas Best Corp.	10,454	82,795
Heartland Express, Inc. (b)	19,228	256,886
Knight Transportation, Inc. (b)	24,379	348,620
Old Dominion Freight Line, Inc. (a)	29,387	886,312

		1,574,613

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Advanced Energy Industries, Inc. (a)	14,603	179,909
ATMI, Inc. (a)	13,177	244,697
Brooks Automation, Inc.	27,568	221,371
Cabot Microelectronics Corp.	9,709	341,174
CEVA, Inc. (a)	9,708	139,601
Cirrus Logic, Inc. (a)(b)	26,876	1,031,770
Cohu, Inc.	10,046	94,332
Cymer, Inc. (a)	12,980	662,759
Diodes, Inc. (a)(b)	15,265	259,658
DSP Group, Inc. (a)	9,371	55,664
Entropic Communications, Inc. (a)	36,254	210,998
Exar Corp. (a)(b)	18,746	149,968
GT Advanced Technologies, Inc. (a)(b)	49,588	270,255
Hittite Microwave Corp. (a)	11,255	624,315
Kopin Corp. (a)(b)	25,697	96,621
Kulicke & Soffa Industries, Inc. (a)	30,687	319,145
Micrel, Inc. (b)	20,513	213,745
Microsemi Corp. (a)	37,075	744,095
MKS Instruments, Inc.	21,845	556,829
Monolithic Power Systems, Inc. (a)	12,931	255,387
Nanometrics, Inc. (a)(b)	8,854	122,274
Pericom Semiconductor Corp. (a)	9,862	85,651
Power Integrations, Inc. (b)	11,980	364,551
Rubicon Technology, Inc. (a)(b)	7,240	69,359
Rudolph Technologies, Inc. (a)(b)	13,284	139,482
Sigma Designs, Inc. (a)(b)	13,233	87,470
STR Holdings, Inc. (a)(b)	16,965	52,592
Supertex, Inc. (a)	4,457	79,691
Tessera Technologies, Inc.	21,586	295,297
TriQuint Semiconductor, Inc. (a)(b)	69,683	351,899
Ultratech, Inc. (a)	10,874	341,226
Veeco Instruments, Inc. (a)	16,313	489,716
Volterra Semiconductor Corp. (a)	10,461	228,782

		9,380,283

SOFTWARE — 3.7%
Blackbaud, Inc.	18,630	445,630
Bottomline Technologies, Inc. (a)	15,184	374,893
CommVault Systems, Inc. (a)	17,401	1,021,439
Ebix, Inc. (b)	13,253	312,903
EPIQ Systems, Inc.	13,441	180,378
Interactive Intelligence Group (a)(b)	6,191	186,040
JDA Software Group, Inc. (a)	17,844	567,082
Manhattan Associates, Inc. (a)	8,394	480,724
MicroStrategy, Inc. (a)	3,550	475,949
Monotype Imaging Holdings, Inc.	14,987	233,647
Netscout Systems, Inc. (a)	14,950	381,375
OPNET Technologies, Inc. (b)	6,365	216,856
Progress Software Corp. (a)	26,437	565,487
Quality Systems, Inc.	16,419	304,572
Sourcefire, Inc. (a)(b)	12,470	611,404
Synchronoss Technologies, Inc. (a)(b)	11,230	257,167
Take-Two Interactive Software, Inc. (a)	37,243	388,444
Tyler Technologies, Inc. (a)(b)	10,841	477,221
Vasco Data Security International (a)(b)	11,841	111,069
Websense, Inc. (a)(b)	15,322	239,789

		7,832,069

SPECIALTY RETAIL — 5.4%
Big 5 Sporting Goods Corp.	7,079	70,436
Brown Shoe Co., Inc.	16,916	271,163
Cabela’s, Inc. (a)	19,203	1,050,020
Christopher & Banks Corp.	14,607	51,271
Coldwater Creek, Inc. (a)	35,811	29,723
Genesco, Inc. (a)	10,133	676,175
Group 1 Automotive, Inc. (b)	8,873	534,421
Haverty Furniture Cos., Inc. (b)	7,880	109,374
Hibbett Sports, Inc. (a)(b)	10,830	643,843
Hot Topic, Inc. (b)	17,585	152,990
Jos. A. Bank Clothiers, Inc. (a)(b)	11,588	561,786
Kirkland’s, Inc. (a)	6,485	64,396
Lithia Motors, Inc. (Class A) (b)	8,913	296,892
Lumber Liquidators Holdings, Inc. (a)	11,342	574,813
MarineMax, Inc. (a)	9,766	80,960
Monro Muffler Brake, Inc. (b)	12,140	427,207
OfficeMax, Inc. (b)	35,603	278,059
Pep Boys-Manny, Moe & Jack (b)	21,843	222,362
Rue21, Inc. (a)	6,492	202,226

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Select Comfort Corp. (a)	23,471	$740,510
Sonic Automotive, Inc. (Class A)	15,645	296,942
Stage Stores, Inc.	13,058	275,001
Stein Mart, Inc. (a)	11,096	94,427
The Buckle, Inc. (b)	11,306	513,632
The Cato Corp. (Class A)	11,181	332,188
The Children’s Place Retail Stores, Inc. (a)(b)	10,019	601,140
The Finish Line, Inc. (Class A)	21,127	480,428
The Men’s Wearhouse, Inc.	19,898	685,088
Vitamin Shoppe, Inc. (a)(b)	12,380	722,002
Zale Corp. (a)	10,839	74,789
Zumiez, Inc. (a)	9,241	256,253

		11,370,517

TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Crocs, Inc. (a)	37,320	604,957
Fifth & Pacific Cos, Inc. (a)	47,129	602,309
Iconix Brand Group, Inc. (a)(b)	28,411	518,217
K-Swiss, Inc. (Class A) (a)(b)	11,027	37,823
Maidenform Brands, Inc. (a)(b)	9,759	199,864
Movado Group, Inc.	7,253	244,571
Oxford Industries, Inc.	5,974	337,232
Perry Ellis International, Inc. (a)	5,049	111,330
Quiksilver, Inc. (a)	50,590	167,959
Skechers U.S.A., Inc. (a)	15,836	323,054
Steven Madden, Ltd. (a)	16,993	742,934
True Religion Apparel, Inc. (b)	10,062	214,623
Wolverine World Wide, Inc. (b)	20,353	903,063

		5,007,936

THRIFTS & MORTGAGE FINANCE — 1.0%
Bank Mutual Corp. (b)	19,024	86,559
Brookline Bancorp, Inc.	29,151	257,112
Dime Community Bancshares	11,713	169,136
Northwest Bancshares, Inc.	40,600	496,538
Oritani Financial Corp.	16,176	243,449
Provident Financial Services, Inc. (b)	22,292	351,991
TrustCo Bank Corp. NY (b)	38,645	221,049
ViewPoint Financial Group	14,752	282,796

		2,108,630

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	36,170	116,829

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc. (b)	17,519	725,812
Kaman Corp. (b)	10,941	392,344
Lawson Products, Inc.	1,582	10,948

		1,129,104

WATER UTILITIES — 0.2%
American States Water Co.	7,801	346,598

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp.	6,232	108,250
USA Mobility, Inc. (b)	9,110	108,135

		216,385

TOTAL COMMON STOCKS —
(Cost $202,147,474)		211,464,309

SHORT TERM INVESTMENTS — 12.3%
MONEY MARKET FUNDS — 12.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	25,333,228	25,333,228
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	633,708	633,708

TOTAL SHORT TERM INVESTMENTS —
(Cost $25,966,936)		25,966,936

TOTAL INVESTMENTS — 112.4% (f)
(Cost $228,114,410)		237,431,245
OTHER ASSETS & LIABILITIES — (12.4)%		(26,257,414)

NET ASSETS — 100.0%		$211,173,831

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.2%
AEROSPACE & DEFENSE — 2.2%
Aerovironment, Inc. (a)	12,908	$302,951
American Science & Engineering, Inc.	5,743	376,798
Cubic Corp.	10,847	543,001
Engility Holdings, Inc. (a)(b)	5,829	107,545
Moog, Inc. (Class A) (a)	20,134	762,475
National Presto Industries, Inc. (b)	3,320	241,962
Teledyne Technologies, Inc. (a)	25,191	1,596,857

		3,931,589

AIR FREIGHT & LOGISTICS — 0.6%
Forward Air Corp.	19,894	604,977
HUB Group, Inc. (Class A) (a)	13,825	410,326

		1,015,303

AIRLINES — 0.4%
Allegiant Travel Co. (a)(b)	10,352	655,903

BEVERAGES — 0.4%
Boston Beer Co., Inc. (Class A) (a)	5,795	648,866

BIOTECHNOLOGY — 1.9%
ArQule, Inc. (a)	41,759	213,388
Cubist Pharmaceuticals, Inc. (a)(b)	43,678	2,082,567
Emergent Biosolutions, Inc. (a)	11,970	170,094
Momenta Pharmaceuticals, Inc. (a)(b)	31,160	454,001
Spectrum Pharmaceuticals, Inc. (a)(b)	35,654	417,152

		3,337,202

BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	11,448	658,718
AAON, Inc. (b)	6,716	132,238
NCI Building Systems, Inc. (a)	3,729	37,402
Simpson Manufacturing Co., Inc.	12,170	348,305

		1,176,663

CAPITAL MARKETS — 1.0%
Financial Engines, Inc. (a)	27,777	661,926
HFF, Inc. (Class A) (a)	7,800	116,220
Stifel Financial Corp. (a)	19,446	653,386
Virtus Investment Partners, Inc. (a)(b)	2,984	256,624

		1,688,156

CHEMICALS — 2.3%
American Vanguard Corp. (b)	6,132	213,394
Balchem Corp.	20,067	737,061
Calgon Carbon Corp. (a)(b)	16,349	233,954
H.B. Fuller Co.	15,819	485,327
Hawkins, Inc.	6,291	261,391
Innophos Holdings, Inc.	14,863	720,707
Koppers Holdings, Inc.	6,928	241,995
Kraton Performance Polymers, Inc. (a)	12,598	328,808
LSB Industries, Inc. (a)	6,455	283,181
Quaker Chemical Corp. (b)	5,259	245,437
Stepan Co.	4,091	393,227

		4,144,482

COMMERCIAL BANKS — 2.2%
Bank of the Ozarks, Inc.	11,702	403,368
City Holding Co. (b)	4,314	154,614
Community Bank System, Inc. (b)	12,449	350,937
CVB Financial Corp.	18,287	218,347
First Financial Bancorp	18,040	305,057
First Financial Bankshares, Inc. (b)	11,646	419,605
Hanmi Financial Corp. (a)	7,336	93,974
Home Bancshares, Inc.	6,444	219,676
PacWest Bancorp	7,340	171,536
Texas Capital Bancshares, Inc. (a)	11,658	579,519
Tompkins Financial Corp. (b)	5,477	221,928
UMB Financial Corp. (b)	13,694	666,624

		3,805,185

COMMERCIAL SERVICES & SUPPLIES — 2.0%
Consolidated Graphics, Inc. (a)	3,599	93,898
Encore Capital Group, Inc. (a)	11,521	325,583
Healthcare Services Group, Inc. (b)	29,541	675,603
Portfolio Recovery Associates, Inc. (a)	11,668	1,218,489
Tetra Tech, Inc. (a)	25,604	672,361
UniFirst Corp.	7,506	501,326

		3,487,260

COMMUNICATIONS EQUIPMENT — 1.2%
Netgear, Inc. (a)	25,871	986,720
Oplink Communications, Inc. (a)	7,998	132,287
ViaSat, Inc. (a)(b)	27,089	1,012,587

		2,131,594

COMPUTERS & PERIPHERALS — 0.6%
3D Systems Corp. (a)(b)	17,570	577,174
Synaptics, Inc. (a)(b)	22,932	550,827

		1,128,001

CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	11,318	523,571
Headwaters, Inc. (a)	16,621	109,366

		632,937

CONSUMER FINANCE — 1.6%
Cash America International, Inc. (b)	20,134	776,568
Ezcorp, Inc. (a)	30,847	707,322
First Cash Financial Services, Inc. (a)	18,047	830,343
World Acceptance Corp. (a)(b)	8,862	597,742

		2,911,975

DISTRIBUTORS — 0.4%
Pool Corp.	15,289	635,717

DIVERSIFIED CONSUMER SERVICES — 1.3%
American Public Education, Inc. (a)(b)	12,397	451,623
Capella Education Co. (a)(b)	8,076	283,145
Coinstar, Inc. (a)(b)	21,288	957,534
Hillenbrand, Inc.	28,722	522,453
Universal Technical Institute, Inc.	8,480	116,176

		2,330,931

DIVERSIFIED FINANCIAL SERVICES — 0.5%
MarketAxess Holdings, Inc.	25,500	805,800

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Atlantic Tele-Network, Inc.	6,444	276,963
General Communication, Inc. (Class A) (a)	10,160	99,568
Neutral Tandem, Inc. (a)	14,490	135,916

		512,447

ELECTRIC UTILITIES — 1.3%
ALLETE, Inc.	11,818	493,284
El Paso Electric Co.	16,824	576,222
UIL Holdings Corp.	13,236	474,643

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

UNS Energy Corp.	16,977	$710,657

		2,254,806

ELECTRICAL EQUIPMENT — 1.5%
AZZ, Inc.	17,292	656,750
Belden, Inc.	11,370	419,326
Franklin Electric Co., Inc.	13,025	787,882
II-VI, Inc. (a)	37,480	712,870
Vicor Corp.	6,929	46,216

		2,623,044

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.6%
Badger Meter, Inc. (b)	6,883	250,472
Cognex Corp.	27,259	942,616
DTS Inc. (a)(b)	12,718	296,075
FARO Technologies, Inc. (a)	11,535	476,626
FEI Co.	17,986	962,251
Littelfuse, Inc.	14,869	840,693
Measurement Specialties, Inc. (a)	6,972	229,937
Mercury Computer Systems, Inc. (a)	11,018	117,011
MTS Systems Corp.	10,956	586,694
OSI Systems, Inc. (a)	12,790	995,574
Park Electrochemical Corp.	5,956	147,887
Rofin-Sinar Technologies, Inc. (a)(b)	9,124	180,017
Rogers Corp. (a)	7,184	304,314

		6,330,167

ENERGY EQUIPMENT & SERVICES — 2.1%
Basic Energy Services, Inc. (a)(b)	6,852	76,879
Geospace Technologies Corp. (a)	4,334	530,525
Hornbeck Offshore Services, Inc. (a)	11,079	406,045
ION Geophysical Corp. (a)(b)	27,169	188,553
Lufkin Industries, Inc. (b)	23,036	1,239,798
Pioneer Energy Services Corp. (a)	17,697	137,860
SEACOR Holdings, Inc. (a)	13,637	1,136,780

		3,716,440

FOOD & STAPLES RETAILING — 1.5%
Casey’s General Stores, Inc.	26,255	1,500,211
United Natural Foods, Inc. (a)	19,767	1,155,381

		2,655,592

FOOD PRODUCTS — 3.1%
B&G Foods, Inc.	15,285	463,288
Calavo Growers, Inc. (b)	5,088	127,200
Darling International, Inc. (a)	37,801	691,380
Diamond Foods, Inc. (b)	8,850	166,557
Hain Celestial Group, Inc. (a)	19,411	1,222,893
J&J Snack Foods Corp.	10,197	584,594
Sanderson Farms, Inc.	13,651	605,695
Snyders-Lance, Inc.	13,852	346,300
TreeHouse Foods, Inc. (a)	24,765	1,300,163

		5,508,070

GAS UTILITIES — 2.1%
New Jersey Resources Corp.	15,393	703,768
Northwest Natural Gas Co. (b)	10,810	532,284
Piedmont Natural Gas Co., Inc.	22,680	736,646
South Jersey Industries, Inc.	21,120	1,117,882
Southwest Gas Corp.	14,535	642,447

		3,733,027

HEALTH CARE EQUIPMENT & SUPPLIES — 5.2%
Abaxis, Inc. (a)(b)	14,064	505,179
Align Technology, Inc. (a)(b)	32,846	1,214,317
Analogic Corp.	8,362	653,657
Cantel Medical Corp.	9,777	264,761
Cyberonics, Inc. (a)(b)	16,288	853,817
Greatbatch, Inc. (a)	10,997	267,557
Haemonetics Corp. (a)	17,545	1,407,109
HealthStream, Inc. (a)(b)	10,530	299,684
ICU Medical, Inc. (a)(b)	8,475	512,568
Integra LifeSciences Holdings Corp. (a)	10,028	412,151
Meridian Bioscience, Inc. (b)	16,079	308,395
Merit Medical Systems, Inc. (a)	16,007	238,984
Neogen Corp. (a)(b)	15,241	650,791
NuVasive, Inc. (a)	29,447	674,631
SurModics, Inc. (a)	3,354	67,818
West Pharmaceutical Services, Inc.	15,187	805,974

		9,137,393

HEALTH CARE PROVIDERS & SERVICES — 4.1%
Air Methods Corp. (a)(b)	7,930	946,604
AmSurg Corp. (a)	13,571	385,145
Bio-Reference Laboratories, Inc. (a)(b)	10,281	293,831
Centene Corp. (a)	23,682	885,944
Chemed Corp. (b)	13,131	909,847
Corvel Corp. (a)	4,278	191,441
IPC The Hospitalist Co. (a)(b)	11,285	515,725
Landauer, Inc. (b)	6,485	387,284
Magellan Health Services, Inc. (a)	18,642	962,114
MWI Veterinary Supply, Inc. (a)(b)	8,233	878,296
PSS World Medical, Inc. (a)	21,916	499,246
The Ensign Group, Inc.	11,885	363,740

		7,219,217

HEALTH CARE TECHNOLOGY — 0.6%
Computer Programs and Systems, Inc. (b)	7,119	395,460
Medidata Solutions, Inc. (a)	15,295	634,743
Omnicell, Inc. (a)	9,040	125,656

		1,155,859

HOTELS, RESTAURANTS & LEISURE — 3.5%
Biglari Holdings, Inc. (a)	821	299,714
BJ’s Restaurants, Inc. (a)(b)	16,890	765,962
Buffalo Wild Wings, Inc. (a)(b)	12,686	1,087,698
CEC Entertainment, Inc.	11,534	347,404
Cracker Barrel Old Country Store, Inc.	10,327	693,045
DineEquity, Inc. (a)(b)	10,726	600,656
Interval Leisure Group, Inc. (b)	12,077	228,618
Multimedia Games Holding Co., Inc. (a)	6,054	95,229
Papa John’s International, Inc. (a)	12,022	642,095
Peet’s Coffee & Tea, Inc. (a)	8,983	658,813
Shuffle Master, Inc. (a)	16,725	264,422
Texas Roadhouse, Inc. (Class A) (b)	24,473	418,488

		6,102,144

HOUSEHOLD DURABLES — 0.8%
Blyth, Inc. (b)	5,260	136,707
Helen of Troy, Ltd. (a)	12,181	387,721
iRobot Corp. (a)	17,768	404,400

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

The Ryland Group, Inc.	14,643	$439,290

		1,368,118

HOUSEHOLD PRODUCTS — 0.3%
WD-40 Co.	10,173	535,507

INSURANCE — 2.0%
eHealth, Inc. (a)	9,212	172,909
Infinity Property & Casualty Corp.	7,976	481,671
ProAssurance Corp.	20,994	1,898,697
RLI Corp.	11,617	774,389
The Navigators Group, Inc. (a)	3,985	196,162

		3,523,828

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	8,468	314,078

INTERNET SOFTWARE & SERVICES — 2.9%
Blucora, Inc. (a)	27,652	492,482
comScore, Inc. (a)(b)	21,976	335,134
DealerTrack Holdings, Inc. (a)	16,061	447,299
Dice Holdings, Inc. (a)(b)	16,018	134,871
j2 Global, Inc. (b)	29,379	964,219
Liquidity Services, Inc. (a)(b)	16,578	832,381
LivePerson, Inc. (a)(b)	34,314	621,426
LogMeIn, Inc. (a)(b)	15,295	343,067
OpenTable, Inc. (a)(b)	15,501	644,842
QuinStreet, Inc. (a)	11,161	93,641
Stamps.com, Inc. (a)	10,163	235,172

		5,144,534

IT SERVICES — 2.8%
CACI International, Inc. (Class A) (a)	15,405	797,825
Cardtronics, Inc. (a)	18,719	557,452
CSG Systems International, Inc. (a)	14,086	316,794
ExlService Holdings, Inc. (a)	14,057	414,682
Forrester Research, Inc. (b)	9,900	284,823
Heartland Payment Systems, Inc.	16,471	521,801
Higher One Holdings, Inc. (a)	22,469	302,882
iGate Corp. (a)	9,789	177,866
MAXIMUS, Inc.	23,213	1,386,280
TeleTech Holdings, Inc. (a)	6,195	105,625
Virtusa Corp. (a)	6,351	112,857

		4,978,887

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	19,695	445,698
Sturm Ruger & Co, Inc. (b)	13,043	645,498

		1,091,196

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Enzo Biochem, Inc. (a)(b)	9,408	19,192
Luminex Corp. (a)	26,133	508,026
PAREXEL International Corp. (a)	18,028	554,541

		1,081,759

MACHINERY — 2.7%
Cascade Corp.	2,718	148,783
CIRCOR International, Inc.	4,757	179,577
Kaydon Corp.	8,334	186,182
Lindsay Corp. (b)	8,663	623,476
Robbins & Myers, Inc.	21,020	1,252,792
Tennant Co.	8,738	374,161
The Toro Co.	40,196	1,598,997
Watts Water Technologies, Inc. (Class A) (b)	9,784	370,129

		4,734,097

MEDIA — 0.4%
Arbitron, Inc. (b)	18,181	689,060

METALS & MINING — 0.6%
AMCOL International Corp. (b)	10,151	343,916
Globe Specialty Metals, Inc.	29,233	444,926
Haynes International, Inc.	5,361	279,576

		1,068,418

MULTI-UTILITIES — 0.5%
CH Energy Group, Inc. (b)	6,244	407,171
NorthWestern Corp.	13,221	478,997

		886,168

OIL, GAS & CONSUMABLE FUELS — 1.3%
Approach Resources, Inc. (a)(b)	22,689	683,620
Cloud Peak Energy, Inc. (a)	9,814	177,633
Contango Oil & Gas Co. (a)(b)	8,652	425,159
Gulfport Energy Corp. (a)	22,346	698,536
PDC Energy, Inc. (a)(b)	8,275	261,738

		2,246,686

PAPER & FOREST PRODUCTS — 1.5%
Buckeye Technologies, Inc.	18,077	579,549
Clearwater Paper Corp. (a)	9,684	400,046
Deltic Timber Corp.	7,495	489,124
KapStone Paper and Packaging Corp. (a)	18,965	424,626
Schweitzer-Mauduit International, Inc.	21,385	705,491

		2,598,836

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	5,502	100,687
Medifast, Inc. (a)	9,543	249,549

		350,236

PHARMACEUTICALS — 3.6%
Akorn, Inc. (a)(b)	45,690	604,022
Hi-Tech Pharmacal Co., Inc. (a)(b)	7,409	245,312
Par Pharmaceutical Cos., Inc. (a)	18,521	925,679
Questcor Pharmaceuticals, Inc. (a)(b)	41,094	760,239
Salix Pharmaceuticals, Ltd. (a)	34,222	1,448,959
The Medicines Co. (a)	36,623	945,240
ViroPharma, Inc. (a)(b)	47,036	1,421,428

		6,350,879

PROFESSIONAL SERVICES — 0.4%
Exponent, Inc. (a)	9,201	525,285
The Dolan Co. (a)	20,069	107,971

		633,256

REAL ESTATE INVESTMENT TRUSTS — 7.0%
Acadia Realty Trust	19,443	482,575
Colonial Properties Trust	16,456	346,399
EastGroup Properties, Inc.	20,027	1,065,436
Entertainment Properties Trust	16,944	752,822
Extra Space Storage, Inc.	32,490	1,080,293
Healthcare Realty Trust, Inc.	24,104	555,597
Inland Real Estate Corp. (b)	15,977	131,810
Kilroy Realty Corp.	25,788	1,154,787
LTC Properties, Inc.	11,223	357,453

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Mid-America Apartment Communities, Inc.	28,106	$1,835,603
Post Properties, Inc.	20,732	994,307
PS Business Parks, Inc.	12,315	822,888
Sabra Healthcare REIT, Inc.	10,019	200,480
Saul Centers, Inc.	5,855	259,962
Sovran Self Storage, Inc.	10,854	627,904
Tanger Factory Outlet Centers, Inc.	37,894	1,225,113
Universal Health Realty Income Trust	5,617	258,270
Urstadt Biddle Properties, Inc. (Class A)	7,406	149,823

		12,301,522

ROAD & RAIL — 0.8%
Heartland Express, Inc. (b)	13,606	181,776
Knight Transportation, Inc. (b)	18,229	260,675
Old Dominion Freight Line, Inc. (a)	34,845	1,050,925

		1,493,376

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.8%
ATMI, Inc. (a)	9,642	179,052
Brooks Automation, Inc.	30,298	243,293
Cabot Microelectronics Corp.	16,074	564,840
CEVA, Inc. (a)	15,602	224,357
Cirrus Logic, Inc. (a)(b)	44,196	1,696,685
Cymer, Inc. (a)(b)	21,187	1,081,808
Diodes, Inc. (a)(b)	15,799	268,741
Entropic Communications, Inc. (a)	60,437	351,743
Exar Corp. (a)	31,238	249,904
GT Advanced Technologies, Inc. (a)(b)	81,551	444,453
Hittite Microwave Corp. (a)	18,557	1,029,357
Kopin Corp. (a)	21,228	79,817
Kulicke & Soffa Industries, Inc. (a)	50,631	526,562
Micrel, Inc. (b)	20,867	217,434
Microsemi Corp. (a)	43,290	868,830
MKS Instruments, Inc.	22,856	582,600
Monolithic Power Systems, Inc. (a)	13,522	267,060
Nanometrics, Inc. (a)	9,910	136,857
Power Integrations, Inc. (b)	19,767	601,510
Rubicon Technology, Inc. (a)(b)	11,619	111,310
STR Holdings, Inc. (a)(b)	17,382	53,884
Supertex, Inc. (a)	3,089	55,231
Tessera Technologies, Inc.	22,675	310,194
TriQuint Semiconductor, Inc. (a)(b)	66,817	337,426
Ultratech, Inc. (a)	12,313	386,382
Veeco Instruments, Inc. (a)(b)	26,794	804,356
Volterra Semiconductor Corp. (a)	17,192	375,989

		12,049,675

SOFTWARE — 6.3%
Blackbaud, Inc.	30,745	735,420
Bottomline Technologies, Inc. (a)	16,465	406,521
CommVault Systems, Inc. (a)	28,658	1,682,225
Ebix, Inc. (b)	21,886	516,728
EPIQ Systems, Inc.	9,935	133,328
Interactive Intelligence Group (a)	10,017	301,011
JDA Software Group, Inc. (a)	29,356	932,934
Manhattan Associates, Inc. (a)	13,747	787,291
MicroStrategy, Inc. (a)	5,897	790,611
Monotype Imaging Holdings, Inc.	12,683	197,728
Netscout Systems, Inc. (a)	24,603	627,622
OPNET Technologies, Inc. (b)	10,226	348,400
Progress Software Corp. (a)	20,112	430,196
Quality Systems, Inc.	27,289	506,211
Sourcefire, Inc. (a)(b)	20,469	1,003,595
Synchronoss Technologies, Inc. (a)	18,485	423,306
Tyler Technologies, Inc. (a)	17,793	783,248
Vasco Data Security International (a)	7,653	71,785
Websense, Inc. (a)(b)	25,162	393,785

		11,071,945

SPECIALTY RETAIL — 5.3%
Genesco, Inc. (a)	16,647	1,110,854
Hibbett Sports, Inc. (a)	17,837	1,060,410
Jos. A. Bank Clothiers, Inc. (a)(b)	19,145	928,150
Kirkland’s, Inc. (a)	5,941	58,994
Lumber Liquidators Holdings, Inc. (a)	13,193	668,621
Monro Muffler Brake, Inc. (b)	19,978	703,026
Rue21, Inc. (a)	10,783	335,890
Select Comfort Corp. (a)	16,160	509,848
The Buckle, Inc. (b)	18,594	844,725
The Cato Corp. (Class A)	11,039	327,969
The Children’s Place Retail Stores, Inc. (a)(b)	16,659	999,540
The Finish Line, Inc. (Class A)	17,628	400,861
Vitamin Shoppe, Inc. (a)(b)	20,363	1,187,570
Zumiez, Inc. (a)	10,167	281,931

		9,418,389

TEXTILES, APPAREL & LUXURY GOODS — 2.8%
Crocs, Inc. (a)	22,250	360,673
Fifth & Pacific Cos, Inc. (a)(b)	38,668	494,177
Iconix Brand Group, Inc. (a)(b)	33,604	612,937
Maidenform Brands, Inc. (a)	8,665	177,459
Oxford Industries, Inc.	4,200	237,090
Steven Madden, Ltd. (a)	27,869	1,218,433
True Religion Apparel, Inc.	16,574	353,523
Wolverine World Wide, Inc. (b)	33,447	1,484,043

		4,938,335

THRIFTS & MORTGAGE FINANCE — 0.3%
Oritani Financial Corp.	19,699	296,470
ViewPoint Financial Group	16,479	315,902

		612,372

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	15,931	660,021
Kaman Corp.	9,795	351,249

		1,011,270

WATER UTILITIES — 0.3%
American States Water Co.	12,821	569,637

TOTAL COMMON STOCKS —
(Cost $160,398,802)		176,477,834

SHORT TERM INVESTMENTS — 13.1%
MONEY MARKET FUNDS — 13.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	22,243,778	22,243,778

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	731,735	$731,735

TOTAL SHORT TERM INVESTMENTS —
(Cost $22,975,513)		22,975,513

TOTAL INVESTMENTS — 113.3% (f)
(Cost $183,374,315)		199,453,347
OTHER ASSETS & LIABILITIES — (13.3)%		(23,415,995)

NET ASSETS — 100.0%		$176,037,352

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.0%
AAR Corp.	21,816	$358,219
Ceradyne, Inc.	12,357	301,881
Curtiss-Wright Corp.	25,528	834,766
Engility Holdings, Inc. (a)(b)	4,100	75,645
GenCorp, Inc. (a)(b)	32,766	310,949
Moog, Inc. (Class A) (b)	8,579	324,887
Orbital Sciences Corp. (b)	32,203	468,876

		2,675,223

AIR FREIGHT & LOGISTICS — 0.2%
HUB Group, Inc. (Class A) (b)	8,324	247,056

AIRLINES — 0.2%
SkyWest, Inc.	27,891	288,114

AUTO COMPONENTS — 0.6%
Drew Industries, Inc. (b)	10,219	308,716
Spartan Motors, Inc.	16,970	84,850
Standard Motor Products, Inc.	10,615	195,529
Superior Industries International, Inc. (a)	12,825	219,179

		808,274

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (b)	15,917	201,032

BIOTECHNOLOGY — 0.0% (c)
Emergent Biosolutions, Inc. (b)	4,344	61,728

BUILDING PRODUCTS — 2.1%
A.O. Smith Corp.	12,140	698,535
AAON, Inc. (a)	4,666	91,873
Apogee Enterprises, Inc.	15,222	298,656
Gibraltar Industries, Inc. (b)	16,273	208,620
Griffon Corp.	25,071	258,231
NCI Building Systems, Inc. (a)(b)	7,571	75,937
Quanex Building Products Corp. (a)	20,106	378,797
Simpson Manufacturing Co., Inc.	12,193	348,964
Universal Forest Products, Inc.	10,829	449,837

		2,809,450

CAPITAL MARKETS — 1.6%
Calamos Asset Management, Inc. (Class A)	10,942	127,365
HFF, Inc. (Class A) (b)	11,500	171,350
Investment Technology Group, Inc. (b)	21,369	185,910
Piper Jaffray Co., Inc. (a)(b)	8,935	227,396
Prospect Capital Corp. (a)	78,811	907,903
Stifel Financial Corp. (b)	11,676	392,313
SWS Group, Inc. (b)	15,361	93,856
Virtus Investment Partners, Inc. (b)	834	71,724

		2,177,817

CHEMICALS — 2.8%
A. Schulman, Inc.	16,272	387,599
American Vanguard Corp.	7,877	274,120
Calgon Carbon Corp. (a)(b)	17,693	253,187
H.B. Fuller Co.	14,667	449,984
Koppers Holdings, Inc.	5,738	200,428
Kraton Performance Polymers, Inc. (b)	7,505	195,881
LSB Industries, Inc. (b)	5,160	226,369
OM Group, Inc. (b)	17,918	332,200
PolyOne Corp.	48,234	799,237
Quaker Chemical Corp. (a)	2,852	133,103
Stepan Co.	1,320	126,878
Tredegar Corp.	13,102	232,429
Zep, Inc.	11,931	180,397

		3,791,812

COMMERCIAL BANKS — 10.6%
Bank of the Ozarks, Inc. (a)	6,748	232,604
BBCN Bancorp, Inc. (b)	42,046	530,200
Boston Private Financial Holdings, Inc. (a)	43,149	413,799
City Holding Co. (a)	4,439	159,094
Columbia Banking System, Inc.	21,847	405,043
Community Bank System, Inc. (a)	11,729	330,640
CVB Financial Corp.	33,926	405,076
F.N.B. Corp. (a)	76,056	852,588
First BanCorp- Puerto Rico (b)	38,100	168,402
First Commonwealth Financial Corp. (a)	56,499	398,318
First Financial Bancorp (a)	17,252	291,731
First Financial Bankshares, Inc. (a)	7,009	252,534
First Midwest Bancorp, Inc.	40,377	506,731
Glacier Bancorp, Inc. (a)	38,856	605,376
Hanmi Financial Corp. (b)	11,139	142,691
Home Bancshares, Inc.	7,365	251,073
Independent Bank Corp.-Massachusetts (a)	11,651	350,579
National Penn Bancshares, Inc. (a)	66,254	603,574
NBT Bancorp, Inc. (a)	18,387	405,801
Old National Bancorp (a)	55,033	748,999
PacWest Bancorp (a)	11,688	273,149
Pinnacle Financial Partners, Inc. (a)(b)	17,716	342,273
PrivateBancorp, Inc.	31,950	510,880
S&T Bancorp, Inc.	15,755	277,445
Simmons First National Corp. (a)	9,366	228,109
Sterling Bancorp	16,824	166,894
Susquehanna Bancshares, Inc.	101,432	1,060,979
Texas Capital Bancshares, Inc. (a)(b)	12,431	617,945
Tompkins Financial Corp. (a)	1,891	76,623
UMB Financial Corp. (a)	6,701	326,205
Umpqua Holdings Corp. (a)	60,567	780,709
United Bankshares, Inc. (a)	24,927	620,932
United Community Banks, Inc. (b)	25,167	211,151
Wilshire Bancorp, Inc. (a)(b)	33,769	212,745
Wintrust Financial Corp. (a)	19,684	739,528

		14,500,420

COMMERCIAL SERVICES & SUPPLIES — 3.3%
ABM Industries, Inc.	27,481	520,215
Consolidated Graphics, Inc. (b)	1,904	49,675
Encore Capital Group, Inc. (b)	3,224	91,110
G & K Services, Inc. (Class A)	10,142	317,546
Healthcare Services Group, Inc.	13,206	302,021
Interface, Inc.	31,218	412,390
Mobile Mini, Inc. (a)(b)	20,662	345,262
Sykes Enterprises, Inc. (b)	21,315	286,474
Tetra Tech, Inc. (b)	14,276	374,888
The Geo Group, Inc.	33,281	920,885
UniFirst Corp.	2,264	151,213
United Stationers, Inc.	22,024	573,065

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Viad Corp. (a)	10,918	$227,749

		4,572,493

COMMUNICATIONS EQUIPMENT — 1.6%
Arris Group, Inc. (b)	61,628	788,222
Bel Fuse, Inc. (Class B)	5,782	108,008
Black Box Corp.	9,217	235,126
Comtech Telecommunications Corp. (a)	9,629	266,146
Digi International, Inc. (a)(b)	13,989	142,128
Harmonic, Inc. (b)	64,915	294,714
Oplink Communications, Inc. (b)	3,806	62,951
PC-Tel, Inc. (a)	9,960	70,218
Symmetricom, Inc. (a)(b)	23,217	161,822

		2,129,335

COMPUTERS & PERIPHERALS — 0.7%
3D Systems Corp. (a)(b)	11,972	393,280
Avid Technology, Inc. (a)(b)	15,969	151,067
Intermec, Inc. (b)	30,543	189,672
Intevac, Inc. (b)	12,516	76,473
Novatel Wireless, Inc. (a)(b)	17,438	34,527
Super Micro Computer, Inc. (b)	14,220	171,067

		1,016,086

CONSTRUCTION & ENGINEERING — 1.5%
Aegion Corp. (a)(b)	21,473	411,423
Comfort Systems USA, Inc.	20,032	218,950
Dycom Industries, Inc. (b)	18,056	259,645
EMCOR Group, Inc.	36,402	1,038,913
Orion Marine Group, Inc. (b)	14,798	109,949

		2,038,880

CONSTRUCTION MATERIALS — 1.0%
Eagle Materials, Inc.	16,013	740,762
Headwaters, Inc. (b)	19,600	128,968
Texas Industries, Inc. (a)	11,245	457,109

		1,326,839

CONTAINERS & PACKAGING — 0.2%
Myers Industries, Inc.	16,907	264,087

DISTRIBUTORS — 0.5%
Pool Corp.	13,593	565,197
VOXX International Corp. (a)(b)	9,852	73,693

		638,890

DIVERSIFIED CONSUMER SERVICES — 0.4%
Career Education Corp. (b)	28,754	108,402
Corinthian Colleges, Inc. (a)(b)	42,378	100,860
Hillenbrand, Inc.	11,049	200,981
Lincoln Educational Services Corp. (a)	12,356	51,895
Universal Technical Institute, Inc.	4,758	65,185

		527,323

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Interactive Brokers Group, Inc. (Class A)	22,182	310,992

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Cbeyond, Inc. (b)	16,470	162,394
Cincinnati Bell, Inc. (a)(b)	108,630	619,191
General Communication, Inc. (Class A) (b)	10,552	103,409
Lumos Networks Corp.	8,014	62,990
Neutral Tandem, Inc. (b)	4,970	46,619

		994,603

ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	9,362	390,770
El Paso Electric Co.	8,410	288,042
UIL Holdings Corp.	17,035	610,875
UNS Energy Corp.	8,994	376,489

		1,666,176

ELECTRICAL EQUIPMENT — 2.0%
Belden, Inc.	15,478	570,829
Brady Corp. (Class A)	25,754	754,077
Encore Wire Corp.	10,045	293,917
EnerSys (b)	26,004	917,681
Powell Industries, Inc. (a)(b)	4,841	187,201
Vicor Corp.	5,072	33,830

		2,757,535

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.6%
Agilysys, Inc. (a)(b)	7,870	67,682
Anixter International, Inc. (a)	15,044	864,428
Badger Meter, Inc. (a)	2,561	93,195
Benchmark Electronics, Inc. (a)(b)	30,596	467,201
Brightpoint, Inc. (b)	37,621	337,837
Checkpoint Systems, Inc. (b)	22,056	182,624
CTS Corp.	18,645	187,755
Daktronics, Inc.	19,690	187,252
Electro Scientific Industries, Inc.	13,523	165,251
FEI Co.	6,378	341,223
Insight Enterprises, Inc. (b)	24,312	424,974
Measurement Specialties, Inc. (b)	2,842	93,729
Mercury Computer Systems, Inc. (b)	7,710	81,880
Methode Electronics, Inc. (Class A)	19,131	185,762
Newport Corp. (b)	20,834	230,424
Park Electrochemical Corp.	5,991	148,757
Plexus Corp. (b)	19,186	581,144
Pulse Electronics Corp.	22,442	18,402
RadiSys Corp. (b)	12,372	44,539
Rofin-Sinar Technologies, Inc. (a)(b)	7,904	155,946
Rogers Corp. (b)	3,147	133,307
Scansource, Inc. (b)	15,137	484,687
SYNNEX Corp. (a)(b)	14,323	466,643
TTM Technologies, Inc. (a)(b)	28,514	268,887

		6,213,529

ENERGY EQUIPMENT & SERVICES — 2.3%
Basic Energy Services, Inc. (a)(b)	10,125	113,603
Bristow Group, Inc.	19,389	980,114
Exterran Holdings, Inc. (b)	35,290	715,681
Gulf Island Fabrication, Inc.	7,786	216,996
Hornbeck Offshore Services, Inc. (b)	8,468	310,352
ION Geophysical Corp. (a)(b)	44,435	308,379
Matrix Service Co. (b)	13,718	144,999
Pioneer Energy Services Corp. (b)	19,111	148,875
Tetra Technologies, Inc. (b)	41,806	252,926

		3,191,925

FOOD & STAPLES RETAILING — 1.0%
Nash Finch Co.	6,586	134,486
Spartan Stores, Inc. (a)	11,867	181,684
The Andersons, Inc.	9,428	355,058

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

United Natural Foods, Inc. (b)	10,839	$633,540

		1,304,768

FOOD PRODUCTS — 1.9%
B&G Foods, Inc. (a)	14,238	431,554
Cal-Maine Foods, Inc.	7,563	339,881
Calavo Growers, Inc. (a)	2,644	66,100
Darling International, Inc. (b)	33,822	618,604
Diamond Foods, Inc. (a)	4,743	89,263
Hain Celestial Group, Inc. (a)(b)	9,082	572,166
Seneca Foods Corp. (a)(b)	4,609	137,625
Snyders-Lance, Inc. (a)	14,847	371,175

		2,626,368

GAS UTILITIES — 1.9%
New Jersey Resources Corp. (a)	10,401	475,534
Northwest Natural Gas Co. (a)	5,930	291,993
Piedmont Natural Gas Co., Inc.	21,168	687,537
Southwest Gas Corp.	13,611	601,606
The Laclede Group, Inc. (a)	11,433	491,619

		2,548,289

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Align Technology, Inc. (a)(b)	12,862	475,508
Cantel Medical Corp.	3,830	103,716
CONMED Corp.	15,484	441,294
CryoLife, Inc.	13,573	91,211
Greatbatch, Inc. (a)(b)	4,118	100,191
HealthStream, Inc. (a)(b)	2,200	62,612
Integra LifeSciences Holdings Corp. (b)	2,856	117,382
Invacare Corp.	15,740	222,564
Meridian Bioscience, Inc. (a)	9,401	180,311
Merit Medical Systems, Inc. (b)	8,840	131,981
Natus Medical, Inc. (b)	16,019	209,368
Palomar Medical Technologies, Inc. (a)(b)	9,727	91,823
SurModics, Inc. (b)	4,286	86,663
Symmetry Medical, Inc. (b)	19,754	195,367
West Pharmaceutical Services, Inc.	6,419	340,656

		2,850,647

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Almost Family, Inc. (a)(b)	4,442	94,526
Amedisys, Inc. (b)	16,581	228,984
AMN Healthcare Services, Inc. (a)(b)	22,680	228,161
AmSurg Corp. (b)	6,553	185,974
Bio-Reference Laboratories, Inc. (a)(b)	5,176	147,930
Centene Corp. (b)	9,318	348,586
Cross Country Healthcare, Inc. (a)(b)	16,084	75,916
Gentiva Health Services, Inc. (b)	15,504	175,505
Hanger Orthopedic Group, Inc. (b)	18,457	526,578
Healthways, Inc. (b)	18,188	212,982
Kindred Healthcare, Inc. (b)	28,834	328,131
LHC Group, Inc. (b)	8,598	158,805
Molina Healthcare, Inc. (b)	16,215	407,807
PharMerica Corp. (b)	16,007	202,649
PSS World Medical, Inc. (b)	9,965	227,003

		3,549,537

HEALTH CARE TECHNOLOGY — 0.1%
Omnicell, Inc. (b)	10,628	147,729

HOTELS, RESTAURANTS & LEISURE — 3.0%
Boyd Gaming Corp. (a)(b)	30,642	216,333
Cracker Barrel Old Country Store, Inc.	4,438	297,834
Interval Leisure Group, Inc. (a)	11,336	214,590
Jack in the Box, Inc. (b)	24,312	683,410
Marcus Corp.	10,574	117,371
Marriott Vacations Worldwide Corp. (b)	15,504	558,454
Monarch Casino & Resort, Inc. (b)	5,135	44,726
Multimedia Games Holding Co., Inc. (b)	10,017	157,567
Pinnacle Entertainment, Inc. (b)	34,010	416,623
Red Robin Gourmet Burgers, Inc. (b)	7,136	232,348
Ruby Tuesday, Inc. (a)(b)	32,710	237,148
Ruth’s Hospitality Group, Inc. (a)(b)	19,186	122,215
Shuffle Master, Inc. (b)	17,267	272,991
Sonic Corp. (b)	29,691	304,927
Texas Roadhouse, Inc. (Class A)	12,904	220,658

		4,097,195

HOUSEHOLD DURABLES — 2.3%
American Greetings Corp. (Class A) (a)	18,420	309,456
Blyth, Inc. (a)	2,026	52,656
Ethan Allen Interiors, Inc.	14,071	308,436
Helen of Troy, Ltd. (b)	7,340	233,632
La-Z-Boy, Inc. (b)	28,468	416,487
M/I Homes, Inc. (b)	11,413	220,728
Meritage Homes Corp. (a)(b)	16,746	636,850
Standard Pacific Corp. (a)(b)	60,146	406,587
The Ryland Group, Inc.	12,782	383,460
Universal Electronics, Inc. (a)(b)	8,036	141,273

		3,109,565

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)(b)	22,690	274,095

INDUSTRIAL CONGLOMERATES — 0.2%
Standex International Corp.	6,842	304,127

INSURANCE — 2.7%
AMERISAFE, Inc. (b)	9,797	265,891
eHealth, Inc. (b)	3,376	63,367
Employers Holdings, Inc. (a)	17,020	311,977
Horace Mann Educators Corp.	21,388	387,337
Meadowbrook Insurance Group, Inc.	25,503	196,118
National Financial Partners Corp. (a)(b)	21,809	368,572
Presidential Life Corp.	11,593	161,490
Safety Insurance Group, Inc.	6,886	315,930
Selective Insurance Group, Inc.	29,879	567,402
Stewart Information Services Corp. (a)	9,718	195,720
The Navigators Group, Inc. (b)	2,683	132,071
Tower Group, Inc. (a)	18,777	364,086
United Fire Group, Inc.	11,874	298,275

		3,628,236

INTERNET & CATALOG RETAIL — 0.2%
NutriSystem, Inc. (a)	15,247	160,551
PetMed Express, Inc. (a)	10,736	107,789

		268,340

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

INTERNET SOFTWARE & SERVICES — 1.0%
DealerTrack Holdings, Inc. (b)	10,337	$287,885
Dice Holdings, Inc. (a)(b)	16,900	142,298
Digital River, Inc. (b)	19,390	323,037
Perficient, Inc. (b)	17,996	217,212
QuinStreet, Inc. (b)	5,080	42,621
United Online, Inc. (a)	50,299	277,651
XO Group, Inc. (b)	13,388	111,790

		1,402,494

IT SERVICES — 1.0%
Cardtronics, Inc. (b)	9,286	276,537
CIBER, Inc. (b)	36,238	125,746
CSG Systems International, Inc. (b)	7,398	166,381
ExlService Holdings, Inc. (b)	3,006	88,677
Heartland Payment Systems, Inc.	8,176	259,016
iGate Corp. (b)	8,778	159,496
NCI, Inc. (Class A) (b)	4,313	29,674
TeleTech Holdings, Inc. (b)	7,866	134,115
Virtusa Corp. (b)	5,692	101,147

		1,340,789

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Arctic Cat, Inc. (b)	7,188	298,014
Brunswick Corp.	33,066	748,284
Callaway Golf Co. (a)	35,569	218,394
JAKKS Pacific, Inc.	11,243	163,810

		1,428,502

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Affymetrix, Inc. (a)(b)	38,330	165,969
Cambrex Corp. (b)	16,100	188,853
Enzo Biochem, Inc. (a)(b)	10,678	21,783
PAREXEL International Corp. (b)	18,372	565,123

		941,728

MACHINERY — 5.0%
Actuant Corp. (Class A) (a)	39,555	1,132,064
Albany International Corp. (Class A)	15,692	344,753
Astec Industries, Inc. (b)	11,393	360,133
Barnes Group, Inc.	25,579	639,731
Briggs & Stratton Corp. (a)	26,255	490,181
Cascade Corp.	2,422	132,580
CIRCOR International, Inc.	5,468	206,417
EnPro Industries, Inc. (a)(b)	11,316	407,489
ESCO Technologies, Inc.	14,541	564,918
Federal Signal Corp. (b)	33,828	213,793
John Bean Technologies Corp.	15,567	254,209
Kaydon Corp.	10,544	235,553
Lydall, Inc. (b)	9,300	131,037
Mueller Industries, Inc.	20,742	943,139
Robbins & Myers, Inc.	6,599	393,301
Tennant Co.	3,370	144,303
Watts Water Technologies, Inc. (Class A) (a)	7,198	272,300

		6,865,901

MEDIA — 0.8%
Digital Generation, Inc. (a)(b)	13,820	156,995
Harte-Hanks, Inc.	23,483	162,737
Live Nation Entertainment, Inc. (a)(b)	76,691	660,310
The E.W. Scripps Co. (Class A) (b)	15,477	164,830

		1,144,872

METALS & MINING — 2.2%
A.M. Castle & Co. (a)(b)	9,007	112,498
AK Steel Holding Corp. (a)	61,018	292,886
AMCOL International Corp. (a)	5,618	190,338
Century Aluminum Co. (a)(b)	27,953	199,864
Globe Specialty Metals, Inc.	11,270	171,529
Haynes International, Inc.	2,503	130,532
Kaiser Aluminum Corp. (a)	9,157	534,677
Materion Corp. (a)	10,998	261,752
Olympic Steel, Inc. (a)	4,982	84,096
RTI International Metals, Inc. (a)(b)	16,641	398,386
SunCoke Energy, Inc. (b)	37,848	610,110

		2,986,668

MULTI-UTILITIES — 1.0%
Avista Corp.	31,952	822,444
CH Energy Group, Inc. (a)	3,150	205,412
NorthWestern Corp.	9,674	350,489

		1,378,345

MULTILINE RETAIL — 0.3%
Fred’s, Inc. (Class A) (a)	18,319	260,679
Tuesday Morning Corp. (b)	23,099	151,299

		411,978

OIL, GAS & CONSUMABLE FUELS — 2.3%
Cloud Peak Energy, Inc. (b)	25,360	459,016
Comstock Resources, Inc. (a)(b)	24,380	448,104
Gulfport Energy Corp. (b)	9,140	285,716
Overseas Shipholding Group, Inc. (a)	14,024	92,558
PDC Energy, Inc. (a)(b)	9,912	313,517
Penn Virginia Corp. (a)	25,656	159,067
Petroquest Energy, Inc. (a)(b)	31,066	208,453
Stone Energy Corp. (b)	26,837	674,146
Swift Energy Co. (a)(b)	23,166	483,706

		3,124,283

PAPER & FOREST PRODUCTS — 0.8%
Buckeye Technologies, Inc.	7,396	237,116
Clearwater Paper Corp. (b)	4,964	205,063
KapStone Paper and Packaging Corp. (b)	6,342	141,997
Neenah Paper, Inc.	8,602	246,361
Wausau Paper Corp.	25,239	233,713

		1,064,250

PERSONAL PRODUCTS — 0.4%
Inter Parfums, Inc.	4,332	79,276
Prestige Brands Holdings, Inc. (b)	27,502	466,434

		545,710

PHARMACEUTICALS — 0.2%
Par Pharmaceutical Cos., Inc. (b)	5,168	258,297

PROFESSIONAL SERVICES — 1.6%
CDI Corp. (a)	7,529	128,219
Heidrick & Struggles International, Inc.	8,920	113,641
Insperity, Inc.	12,082	304,829
Kelly Services, Inc. (Class A) (a)	15,175	191,205
Navigant Consulting, Inc. (b)	28,046	309,908
On Assignment, Inc. (b)	23,466	467,443
Resources Connection, Inc.	22,860	299,694

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

TrueBlue, Inc. (b)	22,060	$346,783

		2,161,722

REAL ESTATE INVESTMENT TRUSTS — 9.1%
Acadia Realty Trust	9,505	235,914
Cedar Shopping Centers, Inc. (a)	30,372	160,364
Colonial Properties Trust	32,027	674,168
Cousins Properties, Inc.	49,328	391,664
DiamondRock Hospitality Co.	106,266	1,023,342
Entertainment Properties Trust (a)	12,078	536,626
Extra Space Storage, Inc.	26,878	893,694
Franklin Street Properties Corp.	39,031	432,073
Getty Realty Corp. (a)	14,698	263,829
Healthcare Realty Trust, Inc.	27,577	635,650
Inland Real Estate Corp. (a)	29,027	239,473
Kilroy Realty Corp.	19,710	882,614
Kite Realty Group Trust	32,765	167,102
LaSalle Hotel Properties	46,950	1,253,095
Lexington Realty Trust (a)	73,229	707,392
LTC Properties, Inc.	7,498	238,811
Medical Properties Trust, Inc.	73,333	766,330
Parkway Properties, Inc. (a)	11,814	157,953
Pennsylvania Real Estate Investment Trust	28,619	453,897
Post Properties, Inc.	12,963	621,705
Sabra Healthcare REIT, Inc.	12,068	241,481
Saul Centers, Inc.	2,208	98,035
Sovran Self Storage, Inc.	7,360	425,776
Tanger Factory Outlet Centers, Inc.	20,914	676,150
Universal Health Realty Income Trust	2,323	106,812
Urstadt Biddle Properties, Inc. (Class A)	6,509	131,677

		12,415,627

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Forestar Group, Inc. (b)	19,226	320,305

ROAD & RAIL — 0.6%
Arkansas Best Corp.	13,660	108,187
Heartland Express, Inc. (a)	14,292	190,941
Knight Transportation, Inc. (a)	17,703	253,153
Old Dominion Freight Line, Inc. (b)	10,680	322,109

		874,390

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Advanced Energy Industries, Inc. (a)(b)	19,164	236,100
ATMI, Inc. (b)	9,508	176,564
Brooks Automation, Inc.	11,210	90,016
Cohu, Inc.	12,361	116,070
Diodes, Inc. (b)	7,614	129,514
DSP Group, Inc. (b)	12,330	73,240
Kopin Corp. (b)	19,536	73,455
Micrel, Inc. (a)	10,038	104,596
Microsemi Corp. (b)	14,081	282,606
MKS Instruments, Inc.	10,772	274,578
Monolithic Power Systems, Inc. (b)	5,912	116,762
Nanometrics, Inc. (b)	3,664	50,600
Pericom Semiconductor Corp. (b)	11,663	101,293
Rudolph Technologies, Inc. (a)(b)	17,346	182,133
Sigma Designs, Inc. (a)(b)	17,539	115,933
STR Holdings, Inc. (b)	8,360	25,916
Supertex, Inc. (b)	3,539	63,277
Tessera Technologies, Inc.	9,562	130,808
TriQuint Semiconductor, Inc. (a)(b)	38,176	192,789
Ultratech, Inc. (b)	4,633	145,384

		2,681,634

SOFTWARE — 1.1%
Bottomline Technologies, Inc. (b)	6,872	169,670
EPIQ Systems, Inc.	9,203	123,504
Monotype Imaging Holdings, Inc.	9,765	152,236
Progress Software Corp. (b)	18,240	390,154
Take-Two Interactive Software, Inc. (b)	49,260	513,782
Vasco Data Security International (a)(b)	9,376	87,947

		1,437,293

SPECIALTY RETAIL — 5.4%
Big 5 Sporting Goods Corp.	9,169	91,232
Brown Shoe Co., Inc.	22,164	355,289
Cabela’s, Inc. (b)	25,108	1,372,905
Christopher & Banks Corp.	18,533	65,051
Coldwater Creek, Inc. (a)(b)	44,667	37,074
Group 1 Automotive, Inc. (a)	11,619	699,812
Haverty Furniture Cos., Inc. (a)	10,468	145,296
Hot Topic, Inc. (a)	22,983	199,952
Kirkland’s, Inc. (b)	4,020	39,919
Lithia Motors, Inc. (Class A) (a)	11,303	376,503
Lumber Liquidators Holdings, Inc. (b)	4,538	229,986
MarineMax, Inc. (b)	13,194	109,378
OfficeMax, Inc. (a)	47,612	371,850
Pep Boys-Manny, Moe & Jack	29,186	297,113
Select Comfort Corp. (b)	17,773	560,738
Sonic Automotive, Inc. (Class A) (a)	20,525	389,565
Stage Stores, Inc.	17,131	360,779
Stein Mart, Inc. (b)	14,373	122,314
The Cato Corp. (Class A)	5,895	175,140
The Finish Line, Inc. (Class A)	13,929	316,745
The Men’s Wearhouse, Inc.	25,996	895,042
Zale Corp. (a)(b)	14,224	98,146
Zumiez, Inc. (b)	3,806	105,540

		7,415,369

TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Crocs, Inc. (b)	31,406	509,091
Fifth & Pacific Cos, Inc. (a)(b)	30,793	393,535
Iconix Brand Group, Inc. (a)(b)	10,400	189,696
K-Swiss, Inc. (Class A) (a)(b)	14,098	48,356
Maidenform Brands, Inc. (b)	6,024	123,372
Movado Group, Inc.	9,456	318,856
Oxford Industries, Inc.	4,432	250,186
Perry Ellis International, Inc. (a)(b)	6,457	142,377
Quiksilver, Inc. (b)	67,746	224,917
Skechers U.S.A., Inc. (b)	20,705	422,382

		2,622,768

THRIFTS & MORTGAGE FINANCE — 1.7%
Bank Mutual Corp. (a)	24,089	109,605
Brookline Bancorp, Inc.	37,952	334,737
Dime Community Bancshares	15,620	225,553
Northwest Bancshares, Inc.	53,276	651,565
Oritani Financial Corp.	5,490	82,625
Provident Financial Services, Inc.	29,374	463,815

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

TrustCo Bank Corp. NY (a)	51,128	$292,452
ViewPoint Financial Group	6,182	118,509

		2,278,861

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	44,712	144,420

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	10,221	423,456
Kaman Corp. (a)	6,533	234,273
Lawson Products, Inc.	2,031	14,055

		671,784

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp.	7,984	138,682
USA Mobility, Inc.	12,039	142,903

		281,585

TOTAL COMMON STOCKS —
(Cost $132,076,020)		136,118,090

SHORT TERM INVESTMENTS — 13.1%
MONEY MARKET FUNDS — 13.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	17,099,300	17,099,300
State Street Institutional Liquid Reserves Fund 0.21% (e)(f)	726,553	726,553

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,825,853)		17,825,853

TOTAL INVESTMENTS — 112.8% (g)
(Cost $149,901,873)		153,943,943
OTHER ASSETS & LIABILITIES — (12.8)%		(17,456,846)

NET ASSETS — 100.0%		$136,487,097

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.4%
BHP Billiton, Ltd.	17,983	$617,865
National Australia Bank, Ltd.	23,536	623,870

		1,241,735

BELGIUM — 0.7%
Anheuser-Busch InBev NV	7,316	622,794

BRAZIL — 1.9%
Cia Energetica de Minas Gerais Preference Shares	47,019	569,660
Petroleo Brasileiro SA Preference Shares	1,500	16,539
Petroleo Brasileiro SA Preference Shares ADR	26,507	585,010
Vale SA Preference Shares	33,477	581,986

		1,753,195

CANADA — 2.0%
Canadian Oil Sands, Ltd.	27,598	590,414
Potash Corp. of Saskatchewan, Inc.	4,576	198,690
Potash Corp. of Saskatchewan, Inc.	9,993	433,966
Royal Bank of Canada (a)	10,772	618,984

		1,842,054

CHINA — 2.8%
China Construction Bank Corp.	943,689	654,828
China Petroleum & Chemical Corp.	669,323	625,015
Industrial & Commercial Bank of China	1,115,850	659,155
PetroChina Co., Ltd.	497,257	651,615

		2,590,613

DENMARK — 0.8%
Vestas Wind Systems A/S (a)(b)	102,944	732,649

FINLAND — 0.7%
Sampo Oyj (Class A)	20,109	626,318

FRANCE — 5.7%
BNP Paribas	12,456	592,591
Carrefour SA	28,387	589,431
Compagnie de Saint-Gobain	16,779	590,058
GDF Suez (a)	24,322	544,450
LVMH Moet Hennessy Louis Vuitton SA	3,870	582,514
Societe Generale (b)	19,945	567,069
Total SA	11,670	579,519
Veolia Environnement SA	51,113	552,095
Vinci SA	13,459	573,906

		5,171,633

GERMANY — 4.6%
Allianz SE	5,052	601,779
BASF SE	7,342	620,096
Daimler AG	12,362	599,013
Deutsche Bank AG	14,813	585,905
E.ON AG	24,446	580,720
SAP AG	8,756	620,791
Siemens AG	6,094	608,457

		4,216,761

HONG KONG — 3.4%
China Mobile, Ltd.	58,039	643,402
China Unicom (Hong Kong), Ltd.	363,130	595,752
CLP Holdings, Ltd.	73,696	626,391
Esprit Holdings, Ltd.	371,926	571,806
Hutchison Whampoa, Ltd.	64,589	626,459

		3,063,810

INDIA — 2.9%
Bharti Airtel, Ltd.	134,546	677,130
Infosys Technologies, Ltd. ADR	13,373	649,125
Reliance Industries Ltd.	11,321	179,179
Reliance Industries, Ltd. GDR (c)	15,716	494,740
Tata Steel, Ltd. GDR	88,082	664,579

		2,664,753

ITALY — 1.2%
Assicurazioni Generali SpA (a)	38,359	552,214
UniCredit SpA (a)(b)	129,110	536,835

		1,089,049

JAPAN — 10.4%
Bridgestone Corp.	25,077	583,411
Canon, Inc. (a)	17,663	566,442
Honda Motor Co., Ltd. (a)	18,191	560,460
Komatsu, Ltd.	29,549	583,764
Mitsubishi Corp. (a)	32,303	589,177
Mitsubishi UFJ Financial Group, Inc. (a)	129,257	608,073
Mitsui & Co., Ltd. (a)	41,975	592,398
Mizuho Financial Group, Inc. (a)	364,091	594,339
Nintendo Co., Ltd. (a)	5,150	654,672
Nippon Steel Corp. (a)	283,009	582,023
Panasonic Corp. (a)	85,710	568,462
Seven & I Holdings Co., Ltd.	20,032	617,181
Sony Corp. (a)	50,118	592,011
Takeda Pharmaceutical Co., Ltd. (a)	12,861	594,284
Toshiba Corp. (a)	187,733	603,255
Toyota Motor Corp. (a)	15,046	587,916

		9,477,868

LUXEMBOURG — 0.6%
ArcelorMittal	38,906	558,586

MEXICO — 0.7%
America Movil SAB de CV (a)	482,824	617,366

NETHERLANDS — 0.6%
Royal Dutch Shell PLC (Class A)	17,177	594,442

NETHERLANDS ANTILLES — 0.6%
Schlumberger, Ltd.	8,139	588,694

PORTUGAL — 0.6%
EDP — Energias de Portugal SA	215,923	595,015

RUSSIA — 0.7%
Gazprom OAO ADR	11,985	120,929
Gazprom OAO ADR	47,607	477,498

		598,427

SOUTH KOREA — 1.3%
LG Electronics, Inc. (a)	9,380	582,333
Samsung Electronics Co., Ltd. GDR	1,068	642,936

		1,225,269

SPAIN — 1.9%
Banco Bilbao Vizcaya Argentaria SA (a)	73,290	576,380
Banco Santander SA (b)	77,731	579,505
Telefonica SA	42,155	562,661

		1,718,546

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson (Class B)	65,526	$598,135

SWITZERLAND — 4.0%
ABB, Ltd. (b)	31,929	599,306
Credit Suisse Group AG (b)	27,629	585,918
Nestle SA	9,864	622,404
Novartis AG	10,426	638,451
Roche Holding AG	3,293	615,642
UBS AG (b)	48,093	585,938

		3,647,659

TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	43,019	680,561

UNITED KINGDOM — 6.6%
Anglo American PLC	20,018	587,346
AstraZeneca PLC	13,121	626,099
BAE Systems PLC	113,363	595,123
BP PLC	85,905	605,510
GlaxoSmithKline PLC	26,547	611,942
HSBC Holdings PLC	67,268	622,743
National Grid PLC	55,747	614,838
Rio Tinto PLC	12,414	578,331
Tesco PLC	111,707	598,876
Vodafone Group PLC	215,477	611,526

		6,052,334

UNITED STATES — 42.0%
3M Co.	6,690	618,290
Abbott Laboratories	8,891	609,567
Alcoa, Inc.	63,957	566,019
Amazon.com, Inc. (b)	2,366	601,721
American Express Co.	10,430	593,050
Amgen, Inc.	7,388	622,956
Apple, Inc.	902	601,869
AT&T, Inc.	16,144	608,629
Bank of America Corp.	65,522	578,559
Baxter International, Inc.	10,135	610,735
Carnival Corp.	16,285	593,425
Caterpillar, Inc.	6,761	581,716
Chevron Corp.	5,284	615,903
Cisco Systems, Inc.	31,813	607,310
Colgate-Palmolive Co.	5,892	631,740
ConocoPhillips	10,684	610,911
Deere & Co.	7,663	632,121
E. I. du Pont de Nemours & Co.	12,046	605,552
eBay, Inc. (b)	12,590	609,482
Express Scripts Holding Co. (b)	9,776	612,662
Exxon Mobil Corp.	6,751	617,379
FedEx Corp.	6,816	576,770
Freeport-McMoRan Copper & Gold, Inc.	14,738	583,330
General Electric Co.	27,970	635,199
Gilead Sciences, Inc. (b)	10,214	677,495
Google, Inc. (Class A) (b)	872	657,924
Hewlett-Packard Co.	33,767	576,065
Honeywell International, Inc.	10,077	602,101
Intel Corp.	26,344	597,482
International Business Machines Corp.	2,985	619,238
Johnson & Johnson	9,005	620,535
JPMorgan Chase & Co.	14,877	602,221
Kraft Foods, Inc. (Class A)	15,360	635,136
McDonald’s Corp.	6,726	617,111
Medtronic, Inc.	14,561	627,870
Merck & Co., Inc.	13,791	621,974
Microsoft Corp.	19,887	592,235
Monsanto Co.	6,851	623,578
News Corp. (Class A)	25,263	619,701
NIKE, Inc. (Class B)	6,209	589,296
Pfizer, Inc.	25,398	631,140
Philip Morris International, Inc.	6,832	614,470
QUALCOMM, Inc.	9,637	602,216
Southwest Airlines Co.	67,608	592,922
Starbucks Corp.	11,906	604,230
The Bank of New York Mellon Corp.	26,265	594,114
The Boeing Co.	8,604	599,010
The Coca-Cola Co.	16,060	609,156
The Goldman Sachs Group, Inc.	5,104	580,223
The Home Depot, Inc.	10,565	637,809
The NASDAQ OMX Group, Inc.	25,155	585,986
The Procter & Gamble Co.	8,938	619,940
The Travelers Cos., Inc.	8,998	614,203
The Walt Disney Co.	11,709	612,147
The Williams Cos., Inc.	17,755	620,892
Time Warner, Inc.	13,894	629,815
United Parcel Service, Inc. (Class B)	8,242	589,880
United Technologies Corp.	7,648	598,762
UnitedHealth Group, Inc.	11,429	633,281
Verizon Communications, Inc.	13,512	615,742
Visa, Inc. (Class A)	4,563	612,720
Wal-Mart Stores, Inc.	8,197	604,939
Wells Fargo & Co.	17,325	598,232

		38,406,686

TOTAL COMMON STOCKS —
(Cost $102,673,842)		90,974,952

SHORT TERM INVESTMENTS — 6.4%
MONEY MARKET FUNDS — 6.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	5,393,482	5,393,482
State Street Institutional Liquid Reserves Fund 0.21% (e)(f)	403,718	403,718

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,797,200)		5,797,200

TOTAL INVESTMENTS — 105.9% (g)
(Cost $108,471,042)		96,772,152
OTHER ASSETS & LIABILITIES — (5.9)%		(5,349,937)

NET ASSETS — 100.0%		$91,422,215

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of September 30, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

Industry Breakdown as of September 30, 2012*

Percent of
Industry**	Net Assets

Oil, Gas & Consumable Fuels	8.7%
Commercial Banks	8.6
Pharmaceuticals	6.1
Metals & Mining	5.8
Capital Markets	3.2
Wireless Telecommunication Services	2.8
Industrial Conglomerates	2.7
Chemicals	2.7
Food & Staples Retailing	2.6
Aerospace & Defense	2.6
Insurance	2.6
Diversified Telecommunication Services	2.6
Multi-Utilities	2.5
Semiconductors & Semiconductor Equipment	2.1
IT Services	2.1
Software	2.0
Media	2.0
Hotels, Restaurants & Leisure	2.0
Communications Equipment	2.0
Machinery	2.0
Electric Utilities	2.0
Computers & Peripherals	2.0
Diversified Financial Services	1.9
Automobiles	1.9
Household Durables	1.9
Electrical Equipment	1.5
Biotechnology	1.4
Internet Software & Services	1.4
Food Products	1.4
Household Products	1.4
Health Care Providers & Services	1.4
Health Care Equipment & Supplies	1.4
Beverages	1.3
Specialty Retail	1.3
Trading Companies & Distributors	1.3
Textiles, Apparel & Luxury Goods	1.3
Air Freight & Logistics	1.3
Tobacco	0.7
Internet & Catalog Retail	0.7
Consumer Finance	0.7
Airlines	0.7
Building Products	0.6
Energy Equipment & Services	0.6
Auto Components	0.6
Construction & Engineering	0.6
Office Electronics	0.6
Short Term Investments	6.3
Other Assets & Liabilities	(5.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
DIVERSIFIED REITS — 5.9%
Colonial Properties Trust (a)	398,787	$8,394,466
Cousins Properties, Inc. (a)	438,490	3,481,611
Liberty Property Trust	566,509	20,530,286
PS Business Parks, Inc.	86,436	5,775,653
Vornado Realty Trust	814,899	66,047,564
Washington Real Estate Investment Trust (a)	319,623	8,572,289

		112,801,869

INDUSTRIAL REITS — 5.7%
DCT Industrial Trust, Inc. (a)	1,204,482	7,792,999
DuPont Fabros Technology, Inc. (a)	305,064	7,702,866
EastGroup Properties, Inc.	140,224	7,459,917
First Industrial Realty Trust, Inc. (b)	431,113	5,664,825
First Potomac Realty Trust (a)	247,015	3,181,553
ProLogis	2,220,171	77,772,590

		109,574,750

OFFICE REITS — 15.9%
Alexandria Real Estate Equities, Inc.	302,492	22,239,212
BioMed Realty Trust, Inc. (a)	743,062	13,910,121
Boston Properties, Inc.	726,605	80,369,779
Brandywine Realty Trust (a)	691,104	8,424,558
CommonWealth REIT	403,561	5,875,848
Corporate Office Properties Trust (a)	347,477	8,329,024
Digital Realty Trust, Inc. (a)	587,971	41,069,774
Douglas Emmett, Inc.	626,292	14,448,556
Duke Realty Corp.	1,299,740	19,106,178
Franklin Street Properties Corp. (a)	349,007	3,863,508
Highwoods Properties, Inc. (a)	366,603	11,958,590
Kilroy Realty Corp. (a)	356,354	15,957,532
Mack-Cali Realty Corp.	402,042	10,694,317
Parkway Properties, Inc. (a)	103,967	1,390,039
Piedmont Office Realty Trust, Inc. (Class A)	814,010	14,114,933
SL Green Realty Corp. (a)	434,468	34,787,853

		306,539,822

RESIDENTIAL REITS — 18.0%
American Campus Communities, Inc.	443,250	19,449,810
Apartment Investment & Management Co. (Class A)	701,442	18,230,478
AvalonBay Communities, Inc. (a)	467,032	63,511,682
BRE Properties, Inc.	370,109	17,354,411
Camden Property Trust	402,819	25,977,797
Education Realty Trust, Inc.	533,816	5,818,594
Equity Lifestyle Properties, Inc.	187,225	12,753,767
Equity Residential	1,450,709	83,459,289
Essex Property Trust, Inc. (a)	175,521	26,019,233
Home Properties, Inc.	240,491	14,734,884
Mid-America Apartment Communities, Inc.	198,137	12,940,327
Post Properties, Inc.	261,216	12,527,919
Sun Communities, Inc. (a)	117,766	5,195,836
UDR, Inc.	1,205,830	29,928,701

		347,902,728

RETAIL REITS — 26.8%
Acadia Realty Trust (a)	222,138	5,513,465
CBL & Associates Properties, Inc.	764,128	16,306,492
Cedar Shopping Centers, Inc. (a)	262,379	1,385,361
DDR Corp. (a)	1,143,240	17,560,166
Equity One, Inc. (a)	296,628	6,246,986
Federal Realty Investment Trust	309,008	32,538,542
General Growth Properties, Inc.	2,169,603	42,263,866
Glimcher Realty Trust	675,356	7,138,513
Inland Real Estate Corp. (a)	375,530	3,098,122
Kimco Realty Corp. (a)	1,961,317	39,755,896
Kite Realty Group Trust (a)	291,421	1,486,247
Pennsylvania Real Estate Investment Trust	254,637	4,038,543
Ramco-Gershenson Properties Trust (a)	226,167	2,833,873
Regency Centers Corp.	433,458	21,122,408
Rouse Properties, Inc. (a)	109,902	1,577,094
Saul Centers, Inc.	61,294	2,721,454
Simon Property Group, Inc.	1,461,824	221,919,501
Tanger Factory Outlet Centers, Inc. (a)	452,499	14,629,293
Taubman Centers, Inc.	297,322	22,813,517
The Macerich Co.	641,556	36,716,250
Weingarten Realty Investors (a)	537,650	15,113,341

		516,778,930

SPECIALIZED REITS — 27.3%
Ashford Hospitality Trust, Inc. (a)	300,024	2,520,202
CubeSmart	546,420	7,032,425
DiamondRock Hospitality Co.	940,464	9,056,668
Extra Space Storage, Inc.	466,798	15,521,034
FelCor Lodging Trust, Inc. (b)	534,815	2,535,023
HCP, Inc.	2,070,046	92,075,646
Health Care REIT, Inc.	1,226,855	70,850,876
Healthcare Realty Trust, Inc. (a)	375,890	8,664,265
Hersha Hospitality Trust (a)	835,532	4,094,107
Hospitality Properties Trust	595,485	14,160,633
Host Hotels & Resorts, Inc.	3,482,466	55,893,579
LaSalle Hotel Properties (a)	415,739	11,096,074
LTC Properties, Inc.	147,337	4,692,684
Pebblebrook Hotel Trust (a)	284,100	6,645,099
Public Storage	694,578	96,664,420
Senior Housing Properties Trust	850,504	18,523,977
Sovran Self Storage, Inc.	141,918	8,209,956
Sunstone Hotel Investors, Inc. (b)	659,174	7,250,914
Universal Health Realty Income Trust (a)	61,315	2,819,264
Ventas, Inc.	1,423,517	88,613,933

		526,920,779

TOTAL COMMON STOCKS —
(Cost $1,757,495,502)		1,920,518,878

SHORT TERM INVESTMENTS — 6.6%
MONEY MARKET FUNDS — 6.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	106,795,680	106,795,680

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	20,216,571	$20,216,571

TOTAL SHORT TERM INVESTMENTS —
(Cost $127,012,251)		127,012,251

TOTAL INVESTMENTS — 106.2% (f)
(Cost $1,884,507,753)		2,047,531,129
OTHER ASSETS & LIABILITIES — (6.2)%		(119,343,696)

NET ASSETS — 100.0%		$1,928,187,433

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR S&P Bank ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 5.1%
Northern Trust Corp.	916,367	$42,533,174
The Bank of New York Mellon Corp.	1,906,132	43,116,706

		85,649,880

DIVERSIFIED BANKS — 7.8%
Comerica, Inc.	1,363,096	42,324,131
U.S. Bancorp	1,288,957	44,211,225
Wells Fargo & Co.	1,246,148	43,029,491

		129,564,847

OTHER DIVERSIFIED FINANCIAL SERVICES — 7.7%
Bank of America Corp.	4,714,331	41,627,543
Citigroup, Inc.	1,294,092	42,342,690
JPMorgan Chase & Co.	1,083,113	43,844,414

		127,814,647

REGIONAL BANKS — 65.8%
Associated Banc-Corp.	3,245,172	42,738,915
Bank of Hawaii Corp. (a)	921,831	42,053,930
BB&T Corp.	1,324,515	43,920,917
CapitalSource, Inc.	6,035,200	45,746,816
CIT Group, Inc. (b)	1,088,021	42,857,147
City National Corp. (a)	826,403	42,568,019
Commerce Bancshares, Inc.	1,058,084	42,672,528
Cullen/Frost Bankers, Inc. (a)	753,175	43,254,840
East West Bancorp, Inc.	1,964,255	41,485,066
Fifth Third Bancorp	2,853,049	44,250,790
First Horizon National Corp. (a)	4,400,963	42,381,274
Fulton Financial Corp.	2,838,704	27,989,621
Hancock Holding Co.	1,360,258	42,099,985
Huntington Bancshares, Inc.	6,261,779	43,206,275
Keycorp	4,980,343	43,528,198
M&T Bank Corp.	474,898	45,191,294
PNC Financial Services Group, Inc.	674,182	42,540,884
Popular, Inc. (b)	2,402,496	41,875,505
Prosperity Bancshares, Inc. (a)	961,937	40,997,755
Regions Financial Corp.	5,908,441	42,599,860
Signature Bank (b)	652,380	43,761,650
SunTrust Banks, Inc.	1,505,218	42,552,513
SVB Financial Group (b)	720,968	43,589,725
TCF Financial Corp. (a)	3,657,391	43,669,249
Valley National Bancorp (a)	3,324,183	33,308,314
Zions Bancorporation (a)	2,108,796	43,557,181

		1,094,398,251

THRIFTS & MORTGAGE FINANCE — 13.4%
First Niagara Financial Group, Inc.	5,340,662	43,205,956
Hudson City Bancorp, Inc.	5,670,272	45,135,365
New York Community Bancorp, Inc. (a)	3,188,538	45,149,698
Ocwen Financial Corp. (b)	1,649,196	45,204,462
People’s United Financial, Inc. (a)	3,616,238	43,901,130

		222,596,611

TOTAL COMMON STOCKS —
(Cost $1,697,166,378)		1,660,024,236

SHORT TERM INVESTMENTS — 7.6%
MONEY MARKET FUNDS — 7.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	116,648,886	116,648,886
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	10,042,516	10,042,516

TOTAL SHORT TERM INVESTMENTS —
(Cost $126,691,402)		126,691,402

TOTAL INVESTMENTS — 107.4% (f)
(Cost $1,823,857,780)		1,786,715,638
OTHER ASSETS & LIABILITIES — (7.4)%		(122,436,944)

NET ASSETS — 100.0%		$1,664,278,694

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Capital Markets ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
ASSET MANAGEMENT & CUSTODY BANKS — 65.3%
Affiliated Managers Group, Inc. (a)(b)	4,378	$538,494
American Capital, Ltd. (b)	46,933	532,220
Ameriprise Financial, Inc.	9,434	534,813
Apollo Investment Corp. (a)	55,423	436,179
Ares Capital Corp.	32,025	548,909
BlackRock Kelso Capital Corp. (a)	12,521	121,704
BlackRock, Inc.	3,052	544,172
Cohen & Steers, Inc. (a)	5,070	150,173
Eaton Vance Corp. (a)	18,805	544,593
Federated Investors, Inc. (Class B) (a)	25,679	531,299
Fifth Street Finance Corp. (a)	21,018	230,778
Financial Engines, Inc. (b)	8,293	197,622
Franklin Resources, Inc. (a)	4,363	545,680
Hercules Technology Growth Capital, Inc. (a)	8,468	93,233
Invesco, Ltd.	21,630	540,534
Janus Capital Group, Inc. (a)	59,478	561,472
Legg Mason, Inc. (a)	20,724	511,468
Main Street Capital Corp.	9,153	270,105
MCG Capital Corp.	10,278	47,382
Northern Trust Corp. (a)	11,368	527,646
PennantPark Investment Corp. (a)	11,368	120,615
Prospect Capital Corp.	46,538	536,118
SEI Investments Co. (a)	24,463	524,731
State Street Corp. (c)	12,715	533,521
T. Rowe Price Group, Inc. (a)	8,487	537,227
The Bank of New York Mellon Corp.	23,645	534,850
Triangle Capital Corp. (a)	8,200	210,412
Virtus Investment Partners, Inc. (b)	678	58,308
Waddell & Reed Financial, Inc. (Class A) (a)	16,412	537,821

		11,602,079

INVESTMENT BANKING & BROKERAGE — 34.2%
BGC Partners, Inc. (Class A) (a)	42,753	209,490
E*TRADE Financial Corp. (b)	56,528	498,012
Evercore Partners, Inc. (Class A) (a)	8,454	228,258
Greenhill & Co., Inc. (a)	9,748	504,459
Investment Technology Group, Inc. (b)	9,061	78,831
Jefferies Group, Inc.	34,841	476,973
KBW, Inc. (a)	8,050	132,583
Lazard, Ltd. (Class A)	18,028	526,958
LPL Investment Holdings, Inc. (a)	16,108	459,722
Morgan Stanley	30,619	512,562
Piper Jaffray Co., Inc. (a)(b)	3,119	79,379
Raymond James Financial, Inc.	14,473	530,435
Stifel Financial Corp. (a)(b)	9,708	326,189
TD Ameritrade Holding Corp.	31,988	491,656
The Charles Schwab Corp. (a)	38,705	495,037
The Goldman Sachs Group, Inc.	4,602	523,155

		6,073,699

TOTAL COMMON STOCKS —
(Cost $22,652,729)		17,675,778

SHORT TERM INVESTMENTS — 24.2%
MONEY MARKET FUNDS — 24.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,094,745	4,094,745
State Street Institutional Liquid Reserves Fund 0.21% (e)(f)	214,956	214,956

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,309,701)		4,309,701

TOTAL INVESTMENTS — 123.7% (g)
(Cost $26,962,430)		21,985,479
OTHER ASSETS & LIABILITIES — (23.7)%		(4,211,949)

NET ASSETS — 100.0%		$17,773,530

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Insurance ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
INSURANCE BROKERS — 9.3%
Aon PLC	48,377	$2,529,633
Arthur J. Gallagher & Co. (a)	68,955	2,469,968
Brown & Brown, Inc.	96,353	2,511,923
Marsh & McLennan Cos., Inc.	73,663	2,499,386

		10,010,910

LIFE & HEALTH INSURANCE — 20.2%
Aflac, Inc.	51,746	2,477,598
CNO Financial Group, Inc.	257,098	2,480,996
Lincoln National Corp. (a)	99,698	2,411,695
MetLife, Inc. (a)	70,962	2,445,350
Principal Financial Group, Inc. (a)	88,212	2,376,431
Protective Life Corp. (a)	89,893	2,356,096
Prudential Financial, Inc.	43,812	2,388,192
Torchmark Corp. (a)	48,759	2,503,775
Unum Group	122,924	2,362,599

		21,802,732

MULTI-LINE INSURANCE — 15.9%
American Financial Group, Inc.	65,923	2,498,482
American International Group, Inc. (b)	73,383	2,406,229
Assurant, Inc. (a)	67,347	2,512,043
Genworth Financial, Inc. (Class A) (a)(b)	420,131	2,197,285
Hartford Financial Services Group, Inc.	126,386	2,456,944
HCC Insurance Holdings, Inc. (a)	75,504	2,558,830
Loews Corp.	60,182	2,483,109

		17,112,922

PROPERTY & CASUALTY INSURANCE — 36.4%
ACE, Ltd.	33,405	2,525,418
Alleghany Corp. (a)(b)	7,261	2,504,609
Allied World Assurance Company Holdings, Ltd.	32,443	2,506,222
Aspen Insurance Holdings, Ltd.	66,102	2,015,450
Assured Guaranty, Ltd.	165,603	2,255,513
Axis Capital Holdings, Ltd.	70,610	2,465,701
Cincinnati Financial Corp. (a)	64,427	2,441,139
Fidelity National Financial, Inc. (Class A)	129,366	2,767,139
First American Financial Corp.	90,540	1,962,002
Old Republic International Corp.	265,086	2,465,300
ProAssurance Corp.	28,757	2,600,783
The Allstate Corp.	64,517	2,555,518
The Chubb Corp.	33,838	2,581,163
The Progressive Corp. (a)	123,556	2,562,551
The Travelers Cos., Inc.	37,497	2,559,545
W.R. Berkley Corp. (a)	66,808	2,504,632

		39,272,685

REINSURANCE — 18.0%
Alterra Capital Holdings Ltd. (a)	74,226	1,776,970
Arch Capital Group, Ltd. (a)(b)	62,466	2,603,583
Everest Re Group, Ltd.	23,236	2,485,323
PartnerRe, Ltd. (a)	33,564	2,493,134
Reinsurance Group of America, Inc.	42,856	2,480,077
RenaissanceRe Holdings, Ltd.	33,151	2,553,953
Validus Holdings, Ltd.	75,020	2,543,928
XL Group PLC	104,203	2,503,998

		19,440,966

TOTAL COMMON STOCKS —
(Cost $110,149,278)		107,640,215

SHORT TERM INVESTMENTS — 12.6%
MONEY MARKET FUNDS — 12.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	13,016,899	13,016,899
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	610,641	610,641

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,627,540)		13,627,540

TOTAL INVESTMENTS — 112.4% (f)
(Cost $123,776,818)		121,267,755
OTHER ASSETS & LIABILITIES — (12.4)%		(13,364,774)

NET ASSETS — 100.0%		$107,902,981

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Mortgage Finance ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
HOUSEHOLD DURABLES — 22.6%
D.R. Horton, Inc. (a)	5,620	$115,997
Lennar Corp. (Class A) (a)	3,389	117,835
M.D.C. Holdings, Inc. (a)	3,184	122,616
NVR, Inc. (b)	142	119,919
Pulte Group, Inc. (a)(b)	7,481	115,955
Standard Pacific Corp. (a)(b)	16,566	111,986
The Ryland Group, Inc. (a)	3,921	117,630
Toll Brothers, Inc. (a)(b)	3,403	113,082

		935,020

INSURANCE — 58.3%
ACE, Ltd. (a)	1,604	121,262
Allied World Assurance Company Holdings, Ltd. (a)	1,559	120,433
Amtrust Financial Services, Inc. (a)	1,811	46,398
Arch Capital Group, Ltd. (a)(b)	3,003	125,165
Aspen Insurance Holdings, Ltd. (a)	2,530	77,140
Assured Guaranty, Ltd.	7,957	108,374
Axis Capital Holdings, Ltd.	3,394	118,518
Cincinnati Financial Corp. (a)	3,097	117,345
CNA Financial Corp.	1,429	38,297
Employers Holdings, Inc.	924	16,937
Fidelity National Financial, Inc. (Class A)	6,219	133,024
First American Financial Corp. (a)	3,465	75,087
MBIA, Inc. (b)	10,517	106,537
Mercury General Corp.	2,177	84,141
Old Republic International Corp. (a)	12,740	118,482
ProAssurance Corp.	1,382	124,988
RLI Corp. (a)	706	47,062
The Allstate Corp. (a)	3,100	122,791
The Chubb Corp. (a)	1,624	123,879
The Hanover Insurance Group, Inc.	1,783	66,435
The Progressive Corp. (a)	5,938	123,154
The Travelers Cos., Inc.	1,802	123,005
Tower Group, Inc. (a)	1,856	35,988
W.R. Berkley Corp.	3,210	120,343
XL Group PLC	5,007	120,318

		2,415,103

THRIFTS & MORTGAGE FINANCE — 18.9%
Astoria Financial Corp. (a)	3,956	39,085
Brookline Bancorp, Inc. (a)	2,152	18,981
Capitol Federal Financial, Inc.	5,919	70,791
Hudson City Bancorp, Inc.	15,564	123,889
New York Community Bancorp, Inc. (a)	8,752	123,928
Northwest Bancshares, Inc. (a)	3,261	39,882
Ocwen Financial Corp. (b)	4,527	124,085
Oritani Financial Corp. (a)	1,343	20,212
People’s United Financial, Inc. (a)	9,926	120,502
Provident Financial Services, Inc. (a)	1,464	23,117
TFS Financial Corp. (b)	2,039	18,494
Washington Federal, Inc.	3,597	59,998

		782,964

TOTAL COMMON STOCKS —
(Cost $3,357,128)		4,133,087

SHORT TERM INVESTMENTS — 24.8%
MONEY MARKET FUNDS — 24.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	986,114	986,114
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	42,132	42,132

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,028,246)		1,028,246

TOTAL INVESTMENTS — 124.6% (f)
(Cost $4,385,374)		5,161,333
OTHER ASSETS & LIABILITIES — (24.6)%		(1,017,753)

NET ASSETS — 100.0%		$4,143,580

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
REGIONAL BANKS — 95.1%
Associated Banc-Corp.	1,943,645	$25,597,805
BancorpSouth, Inc.	1,244,487	18,343,738
Bank of Hawaii Corp. (a)	548,745	25,033,747
Bank of the Ozarks, Inc. (a)	380,789	13,125,797
BB&T Corp.	788,511	26,147,025
BBCN Bancorp, Inc. (b)	752,468	9,488,621
BOK Financial Corp.	127,830	7,554,753
Boston Private Financial Holdings, Inc. (a)	1,005,768	9,645,315
CapitalSource, Inc.	3,592,825	27,233,613
Cathay General Bancorp (a)	860,418	14,850,815
Chemical Financial Corp. (a)	148,767	3,600,161
CIT Group, Inc. (b)	647,748	25,514,794
Citizens Republic Bancorp, Inc. (b)	910,185	17,612,080
City Holding Co. (a)	106,632	3,821,691
City National Corp.	492,003	25,343,074
Columbia Banking System, Inc.	433,497	8,037,034
Commerce Bancshares, Inc.	629,959	25,406,246
Community Bank System, Inc. (a)	338,551	9,543,753
Cullen/Frost Bankers, Inc. (a)	448,352	25,748,855
CVB Financial Corp.	1,012,102	12,084,498
East West Bancorp, Inc.	1,169,431	24,698,383
F.N.B. Corp. (a)	1,311,360	14,700,346
Fifth Third Bancorp	1,698,506	26,343,828
First Commonwealth Financial Corp. (a)	1,195,936	8,431,349
First Financial Bancorp	476,330	8,054,740
First Financial Bankshares, Inc. (a)	200,375	7,219,511
First Horizon National Corp. (a)	2,619,979	25,230,398
First Midwest Bancorp, Inc.	850,420	10,672,771
First Republic Bank	788,583	27,174,570
FirstMerit Corp.	1,761,040	25,940,119
Fulton Financial Corp.	2,249,466	22,179,735
Glacier Bancorp, Inc. (a)	754,193	11,750,327
Hancock Holding Co.	809,720	25,060,834
Home Bancshares, Inc.	136,751	4,661,842
Huntington Bancshares, Inc.	3,727,763	25,721,565
IBERIABANK Corp.	377,621	17,295,042
Independent Bank Corp.-Massachusetts (a)	127,195	3,827,298
International Bancshares Corp.	492,811	9,388,049
Investors Bancorp, Inc. (b)	385,842	7,037,758
Keycorp	2,964,948	25,913,645
M&T Bank Corp.	282,675	26,899,353
MB Financial, Inc.	517,657	10,223,726
National Penn Bancshares, Inc. (a)	1,677,558	15,282,553
NBT Bancorp, Inc. (a)	235,984	5,208,167
Old National Bancorp	808,210	10,999,738
Oriental Financial Group, Inc.	882,705	9,286,057
PacWest Bancorp	403,637	9,432,997
Park National Corp.	75,729	5,302,545
Pinnacle Financial Partners, Inc. (a)(b)	362,527	7,004,022
PNC Financial Services Group, Inc.	401,354	25,325,437
Popular, Inc. (b)	1,430,246	24,929,188
PrivateBancorp, Inc. (a)	928,108	14,840,447
Prosperity Bancshares, Inc. (a)	592,809	25,265,520
Regions Financial Corp.	3,517,405	25,360,490
S&T Bancorp, Inc.	170,274	2,998,525
Signature Bank (b)	388,432	26,056,019
State Bank Financial Corp.	223,469	3,685,004
Sterling Financial Corp.	438,360	9,762,277
SunTrust Banks, Inc.	896,093	25,332,549
Susquehanna Bancshares, Inc.	2,399,538	25,099,167
SVB Financial Group (b)	429,172	25,947,739
Synovus Financial Corp. (a)	10,984,750	26,033,857
TCF Financial Corp.	2,177,330	25,997,320
Texas Capital Bancshares, Inc. (a)(b)	551,373	27,408,752
Trustmark Corp. (a)	713,421	17,364,667
UMB Financial Corp. (a)	476,966	23,218,705
Umpqua Holdings Corp. (a)	1,398,439	18,025,879
United Bankshares, Inc. (a)	1,040,458	25,917,809
Valley National Bancorp (a)	2,502,608	25,076,132
Westamerica Bancorporation (a)	266,258	12,527,439
Western Alliance Bancorp (b)	710,667	7,248,803
Wintrust Financial Corp. (a)	545,065	20,478,092
Zions Bancorporation	1,255,408	25,930,452

		1,254,504,952

THRIFTS & MORTGAGE FINANCE — 4.7%
BankUnited, Inc. (a)	554,438	13,644,719
First Niagara Financial Group, Inc.	3,179,430	25,721,589
Webster Financial Corp.	935,219	22,164,690

		61,530,998

TOTAL COMMON STOCKS —
(Cost $1,317,560,818)		1,316,035,950

SHORT TERM INVESTMENTS — 7.9%
MONEY MARKET FUNDS — 7.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	98,493,596	98,493,596
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	6,249,998	6,249,998

TOTAL SHORT TERM INVESTMENTS —
(Cost $104,743,594)		104,743,594

TOTAL INVESTMENTS — 107.7% (f)
(Cost $1,422,304,412)		1,420,779,544
OTHER ASSETS & LIABILITIES — (7.7)%		(102,025,853)

NET ASSETS — 100.0%		$1,318,753,691

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 13.9%
Cisco Systems, Inc.	230,850	$4,406,926
F5 Networks, Inc. (a)	39,531	4,138,896
Juniper Networks, Inc. (a)	225,696	3,861,659
Nokia Oyj ADR (b)	884,920	2,274,244
QUALCOMM, Inc.	78,826	4,925,837
Telefonaktiebolaget LM Ericsson (Class B) ADR	441,949	4,034,994

		23,642,556

COMPUTERS & PERIPHERALS — 15.3%
Apple, Inc.	10,869	7,252,449
Dell, Inc.	275,498	2,716,410
EMC Corp. (a)	185,707	5,064,230
Hewlett-Packard Co.	160,277	2,734,326
Seagate Technology PLC	268,420	8,321,020

		26,088,435

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Flextronics International, Ltd. (a)	715,272	4,291,632

INTERNET & CATALOG RETAIL — 3.4%
Amazon.com, Inc. (a)	22,875	5,817,570

INTERNET SOFTWARE & SERVICES — 13.8%
eBay, Inc. (a)	136,246	6,595,669
Google, Inc. (Class A) (a)	6,616	4,991,772
LinkedIn Corp. (Class A) (a)	62,855	7,567,742
Yahoo!, Inc. (a)	276,797	4,421,832

		23,577,015

IT SERVICES — 15.6%
Accenture PLC (Class A)	76,444	5,353,373
Cognizant Technology Solutions Corp. (Class A) (a)	63,226	4,420,762
International Business Machines Corp.	22,554	4,678,827
Teradata Corp. (a)	84,058	6,338,814
Visa, Inc. (Class A)	42,491	5,705,692

		26,497,468

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.5%
Analog Devices, Inc. (b)	121,188	4,749,358
Applied Materials, Inc.	400,926	4,476,339
Broadcom Corp. (Class A) (a)	144,145	4,984,534
Intel Corp.	178,252	4,042,755
NVIDIA Corp. (a)	306,534	4,089,164
Texas Instruments, Inc.	144,299	3,975,437

		26,317,587

SOFTWARE — 19.9%
Activision Blizzard, Inc.	348,630	3,932,546
Intuit, Inc. (b)	79,964	4,708,280
Microsoft Corp.	159,304	4,744,073
Oracle Corp.	141,742	4,463,456
Salesforce.com, Inc. (a)(b)	38,663	5,903,454
SAP AG ADR	76,421	5,451,110
VMware, Inc. (Class A) (a)	48,229	4,665,673

		33,868,592

TOTAL COMMON STOCKS —
(Cost $165,249,619)		170,100,855

SHORT TERM INVESTMENTS — 4.1%
MONEY MARKET FUNDS — 4.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	6,646,149	6,646,149
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	407,000	407,000

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,053,149)		7,053,149

TOTAL INVESTMENTS — 104.0% (f)
(Cost $172,302,768)		177,154,004
OTHER ASSETS & LIABILITIES — (4.0)%		(6,841,331)

NET ASSETS — 100.0%		$170,312,673

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2012.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
General Dynamics Corp.	2,166,431	$143,244,418

BEVERAGES — 3.4%
Brown-Forman Corp. (Class B)	1,020,860	66,611,115
PepsiCo, Inc.	1,963,415	138,950,880
The Coca-Cola Co.	3,067,724	116,358,771

		321,920,766

CAPITAL MARKETS — 3.8%
Eaton Vance Corp. (a)	4,780,767	138,451,012
Franklin Resources, Inc.	388,256	48,559,178
SEI Investments Co.	3,292,584	70,625,927
T. Rowe Price Group, Inc.	1,563,028	98,939,672

		356,575,789

CHEMICALS — 6.2%
Air Products & Chemicals, Inc.	1,804,477	149,230,248
Ecolab, Inc.	783,584	50,784,079
PPG Industries, Inc.	977,708	112,279,987
RPM International, Inc.	2,922,564	83,409,977
Sigma-Aldrich Corp. (a)	686,588	49,413,738
The Sherwin-Williams Co.	411,472	61,272,295
Valspar Corp.	1,327,816	74,490,478

		580,880,802

COMMERCIAL BANKS — 0.8%
Commerce Bancshares, Inc.	1,764,223	71,151,114

COMMERCIAL SERVICES & SUPPLIES — 3.5%
Cintas Corp. (a)	1,593,808	66,063,342
Pitney Bowes, Inc. (a)(b)	19,203,881	265,397,635

		331,460,977

COMPUTERS & PERIPHERALS — 1.1%
Diebold, Inc.	3,148,337	106,130,440

CONTAINERS & PACKAGING — 1.9%
Bemis Co., Inc.	3,635,536	114,410,318
Sonoco Products Co.	1,975,497	61,220,652

		175,630,970

DISTRIBUTORS — 1.6%
Genuine Parts Co. (a)	2,436,120	148,676,404

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	6,343,365	239,144,861

ELECTRICAL EQUIPMENT — 1.8%
Emerson Electric Co.	3,472,690	167,626,746

FOOD & STAPLES RETAILING — 5.1%
Sysco Corp. (a)	5,695,642	178,102,725
Wal-Mart Stores, Inc.	1,415,923	104,495,117
Walgreen Co.	5,525,015	201,331,547

		483,929,389

FOOD PRODUCTS — 3.1%
Archer-Daniels-Midland Co.	3,933,410	106,910,084
Hormel Foods Corp. (a)	3,107,216	90,854,996
McCormick & Co., Inc. (a)	1,525,313	94,630,418

		292,395,498

GAS UTILITIES — 5.2%
Atmos Energy Corp.	1,772,328	63,431,619
National Fuel Gas Co. (a)	2,661,753	143,841,132
Piedmont Natural Gas Co., Inc. (a)	1,628,072	52,879,779
Questar Corp.	4,374,309	88,929,702
UGI Corp.	2,794,888	88,737,694
WGL Holdings, Inc. (a)	1,416,281	57,005,310

		494,825,236

HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Becton, Dickinson and Co. (a)	1,470,063	115,488,149
C.R. Bard, Inc.	315,428	33,009,540
Medtronic, Inc.	3,248,191	140,061,996

		288,559,685

HEALTH CARE PROVIDERS & SERVICES — 1.0%
Cardinal Health, Inc.	2,417,504	94,210,131

HOTELS, RESTAURANTS & LEISURE — 1.5%
McDonald’s Corp.	1,557,060	142,860,255

HOUSEHOLD DURABLES — 2.4%
Leggett & Platt, Inc. (a)(b)	9,184,244	230,065,312

HOUSEHOLD PRODUCTS — 6.4%
Colgate-Palmolive Co.	1,026,353	110,045,568
Kimberly-Clark Corp.	1,884,042	161,613,123
The Clorox Co.	2,196,435	158,253,142
The Procter & Gamble Co.	2,561,894	177,692,968

		607,604,801

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	1,366,280	126,271,597
Carlisle Cos., Inc. (a)	1,166,540	60,566,757

		186,838,354

INSURANCE — 6.4%
Aflac, Inc.	3,229,664	154,636,313
Cincinnati Financial Corp. (a)	4,336,320	164,303,165
Mercury General Corp.	866,425	33,487,326
Old Republic International Corp. (b)	14,995,040	139,453,872
The Chubb Corp.	1,424,901	108,691,448

		600,572,124

IT SERVICES — 1.4%
Automatic Data Processing, Inc.	2,309,672	135,485,360

MACHINERY — 6.6%
CLARCOR, Inc.	927,122	41,377,455
Dover Corp.	2,028,565	120,679,332
Illinois Tool Works, Inc. (a)	2,437,383	144,951,167
Nordson Corp.	870,356	51,020,268
Pentair, Inc. (a)	2,688,384	119,659,972
Stanley Black & Decker, Inc.	1,923,431	146,661,614

		624,349,808

MEDIA — 1.3%
The McGraw-Hill Cos., Inc.	2,228,541	121,656,053

METALS & MINING — 1.9%
Nucor Corp.	4,555,487	174,292,933

MULTI-UTILITIES — 3.0%
Consolidated Edison, Inc.	2,787,724	166,956,790
MDU Resources Group, Inc. (a)	3,267,992	72,026,544
Vectren Corp.	1,681,084	48,079,002

		287,062,336

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

MULTILINE RETAIL — 1.8%
Family Dollar Stores, Inc.	850,888	$56,413,874
Target Corp.	1,814,882	115,190,561

		171,604,435

OIL, GAS & CONSUMABLE FUELS — 3.9%
Chevron Corp.	1,462,424	170,460,141
Energen Corp.	1,216,324	63,747,541
Exxon Mobil Corp.	1,416,357	129,525,848

		363,733,530

PERSONAL PRODUCTS — 2.9%
Avon Products, Inc. (a)	16,975,559	270,760,166

PHARMACEUTICALS — 3.3%
Abbott Laboratories	2,196,593	150,598,416
Johnson & Johnson (a)	2,391,595	164,804,812

		315,403,228

REAL ESTATE INVESTMENT TRUSTS — 4.8%
Federal Realty Investment Trust	1,120,947	118,035,719
HCP, Inc.	4,533,380	201,644,743
National Retail Properties, Inc.	4,348,384	132,625,712

		452,306,174

SPECIALTY RETAIL — 1.2%
Lowe’s Cos., Inc.	3,826,431	115,711,273

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
V.F. Corp.	700,992	111,710,085

TRADING COMPANIES & DISTRIBUTORS — 0.9%
W.W. Grainger, Inc.	400,652	83,483,857

WATER UTILITIES — 0.6%
Aqua America, Inc. (a)	2,196,048	54,374,148

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Telephone & Data Systems, Inc.	2,548,990	65,279,634

TOTAL COMMON STOCKS —
(Cost $8,391,930,232)		9,411,517,092

SHORT TERM INVESTMENTS — 7.2%
MONEY MARKET FUNDS — 7.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	594,650,206	594,650,206
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	83,884,295	83,884,295

TOTAL SHORT TERM INVESTMENTS —
(Cost $678,534,501)		678,534,501

TOTAL INVESTMENTS — 107.0% (f)
(Cost $9,070,464,733)		10,090,051,593
OTHER ASSETS & LIABILITIES — (7.0)%		(655,866,963)

NET ASSETS — 100.0%		$9,434,184,630

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Aerospace & Defense ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp.	12,563	$206,284
Aerovironment, Inc. (a)(b)	6,917	162,342
Alliant Techsystems, Inc.	8,720	436,959
American Science & Engineering, Inc. (a)	1,982	130,039
BE Aerospace, Inc. (b)	16,645	700,754
Ceradyne, Inc. (a)	4,976	121,564
Cubic Corp.	2,975	148,929
Curtiss-Wright Corp. (a)	6,424	210,065
DigitalGlobe, Inc. (b)	16,285	332,051
Engility Holdings, Inc. (a)(b)	17,256	318,373
Esterline Technologies Corp. (b)	6,367	357,443
Exelis, Inc. (a)	27,997	289,489
GenCorp, Inc. (a)(b)	11,515	109,277
General Dynamics Corp.	10,364	685,268
GeoEye, Inc. (b)	10,190	269,322
HEICO Corp. (a)	6,862	265,491
Hexcel Corp. (a)(b)	28,077	674,410
Honeywell International, Inc. (a)	11,342	677,684
Huntington Ingalls Industries, Inc. (a)(b)	6,821	286,823
L-3 Communications Holdings, Inc. (a)	9,468	678,950
Lockheed Martin Corp. (a)	7,481	698,576
Moog, Inc. (Class A) (a)(b)	4,053	153,487
National Presto Industries, Inc.	1,003	73,099
Northrop Grumman Corp. (a)	10,434	693,131
Orbital Sciences Corp. (a)(b)	7,715	112,330
Precision Castparts Corp. (a)	4,288	700,402
Raytheon Co. (a)	11,972	684,320
Rockwell Collins, Inc. (a)	13,031	698,983
Spirit Aerosystems Holdings, Inc. (Class A) (b)	26,189	581,658
Teledyne Technologies, Inc. (a)(b)	5,278	334,572
Textron, Inc. (a)	24,404	638,653
The Boeing Co.	9,710	676,010
TransDigm Group, Inc. (b)	4,753	674,308
Triumph Group, Inc.	11,329	708,402
United Technologies Corp.	8,394	657,166

TOTAL COMMON STOCKS —
(Cost $13,745,623)		15,146,614

SHORT TERM INVESTMENTS — 23.4%
MONEY MARKET FUNDS — 23.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,486,402	3,486,402
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	63,611	63,611

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,550,013)		3,550,013

TOTAL INVESTMENTS — 123.3% (f)
(Cost $17,295,636)		18,696,627
OTHER ASSETS & LIABILITIES — (23.3)%		(3,532,311)

NET ASSETS — 100.0%		$15,164,316

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
Achillion Pharmaceuticals, Inc. (a)	867,397	$9,029,603
Acorda Therapeutics, Inc. (a)	384,840	9,855,752
Affymax, Inc. (a)(b)	932,830	19,645,400
Alexion Pharmaceuticals, Inc. (a)	176,902	20,237,589
Alkermes PLC (a)(b)	1,020,548	21,176,371
Alnylam Pharmaceuticals, Inc. (a)(b)	547,552	10,288,502
Amgen, Inc.	240,204	20,254,001
Arena Pharmaceuticals, Inc. (a)(b)	2,340,487	19,472,852
ARIAD Pharmaceuticals, Inc. (a)	843,798	20,441,007
Aveo Pharmaceuticals, Inc. (a)(b)	541,475	5,636,755
Biogen Idec, Inc. (a)	126,664	18,902,069
BioMarin Pharmaceutical, Inc. (a)	513,304	20,670,752
Celgene Corp. (a)	256,256	19,577,958
Cepheid, Inc. (a)(b)	492,249	16,987,513
Cubist Pharmaceuticals, Inc. (a)(b)	403,434	19,235,733
Dendreon Corp. (a)(b)	4,122,952	19,913,858
Dynavax Technologies Corp. (a)(b)	1,547,794	7,367,499
Emergent Biosolutions, Inc. (a)	218,910	3,110,711
Enzon Pharmaceuticals, Inc. (a)(b)	304,087	2,116,446
Exact Sciences Corp. (a)(b)	674,730	7,428,777
Exelixis, Inc. (a)(b)	3,722,472	17,942,315
Genomic Health, Inc. (a)(b)	204,141	7,081,651
Gilead Sciences, Inc. (a)	315,201	20,907,282
Halozyme Therapeutics, Inc. (a)	1,750,376	13,232,843
Idenix Pharmaceuticals, Inc. (a)	3,440,594	15,723,515
ImmunoGen, Inc. (a)(b)	1,152,176	16,821,770
Incyte Corp. (a)(b)	1,092,982	19,728,325
InterMune, Inc. (a)(b)	1,739,442	15,602,795
Ironwood Pharmaceuticals, Inc. (a)(b)	630,784	8,061,419
Isis Pharmaceuticals, Inc. (a)(b)	1,140,785	16,050,845
Medivation, Inc. (a)	385,442	21,723,511
Momenta Pharmaceuticals, Inc. (a)(b)	640,193	9,327,612
Myriad Genetics, Inc. (a)	709,911	19,160,498
Neurocrine Biosciences, Inc. (a)	508,365	4,056,753
NPS Pharmaceuticals, Inc. (a)(b)	1,115,247	10,316,035
Onyx Pharmaceuticals, Inc. (a)	254,880	21,537,360
Opko Health, Inc. (a)(b)	1,430,132	5,977,952
Pharmacyclics, Inc. (a)(b)	312,903	20,182,243
Regeneron Pharmaceuticals, Inc. (a)(b)	130,522	19,925,488
Rigel Pharmaceuticals, Inc. (a)(b)	392,049	4,018,502
Seattle Genetics, Inc. (a)(b)	715,606	19,285,582
Spectrum Pharmaceuticals, Inc. (a)(b)	1,625,897	19,022,995
Theravance, Inc. (a)(b)	747,362	19,364,149
United Therapeutics Corp. (a)	341,973	19,109,451
Vertex Pharmaceuticals, Inc. (a)	336,519	18,828,238
ZIOPHARM Oncology, Inc. (a)(b)	596,539	3,251,138

TOTAL COMMON STOCKS —
(Cost $666,047,292)		677,589,415

SHORT TERM INVESTMENTS — 20.0%
MONEY MARKET FUNDS — 20.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	135,267,732	135,267,732
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	501,875	501,875

TOTAL SHORT TERM INVESTMENTS —
(Cost $135,769,607)		135,769,607

TOTAL INVESTMENTS — 119.9% (f)
(Cost $801,816,899)		813,359,022
OTHER ASSETS & LIABILITIES — (19.9)%		(135,274,839)

NET ASSETS — 100.0%		$678,084,183

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Health Care Equipment ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
HEALTH CARE EQUIPMENT — 80.4%
Abaxis, Inc. (a)	4,631	$166,346
ABIOMED, Inc. (a)	20,955	439,845
Accuray, Inc. (a)	18,206	128,898
Analogic Corp.	1,948	152,275
ArthroCare Corp. (a)	6,445	208,818
Baxter International, Inc.	8,658	521,731
Becton, Dickinson and Co.	6,615	519,674
Boston Scientific Corp. (a)	89,977	516,468
C.R. Bard, Inc.	5,123	536,122
Cantel Medical Corp.	3,886	105,233
CareFusion Corp. (a)	18,797	533,647
Conceptus, Inc. (a)	6,985	141,865
CONMED Corp.	3,368	95,988
Covidien PLC	8,872	527,174
Cyberonics, Inc. (a)	10,035	526,035
DexCom, Inc. (a)	18,127	272,449
Edwards Lifesciences Corp. (a)	4,982	534,917
Greatbatch, Inc. (a)	3,582	87,150
HeartWare International, Inc. (a)	5,284	499,285
Hill-Rom Holdings, Inc.	17,254	501,401
Hologic, Inc. (a)	24,997	505,939
IDEXX Laboratories, Inc. (a)	5,236	520,197
Insulet Corp. (a)	10,956	236,431
Integra LifeSciences Holdings Corp. (a)	5,866	241,093
Intuitive Surgical, Inc. (a)	1,045	517,933
Invacare Corp.	6,650	94,031
MAKO Surgical Corp. (a)	30,535	531,614
Masimo Corp. (a)	13,636	329,719
Medtronic, Inc.	12,165	524,555
NuVasive, Inc. (a)	23,557	539,691
NxStage Medical, Inc. (a)	20,619	272,377
Orthofix International NV (a)	3,596	160,921
Quidel Corp. (a)	3,343	63,283
ResMed, Inc.	13,218	534,932
Sirona Dental Systems, Inc. (a)	9,409	535,937
St. Jude Medical, Inc.	12,495	526,414
STERIS Corp.	13,300	471,751
Stryker Corp.	9,351	520,477
Teleflex, Inc.	5,270	362,787
Thoratec Corp. (a)	15,286	528,896
Varian Medical Systems, Inc. (a)	8,499	512,660
Volcano Corp. (a)	14,275	407,837
Wright Medical Group, Inc. (a)	16,818	371,846
Zimmer Holdings, Inc.	7,828	529,329

		16,855,971

HEALTH CARE SUPPLIES — 19.3%
Alere, Inc. (a)	21,529	419,600
Align Technology, Inc. (a)	13,701	506,526
DENTSPLY International, Inc.	13,905	530,337
Endologix, Inc. (a)	23,922	330,602
Haemonetics Corp. (a)	4,607	369,482
ICU Medical, Inc. (a)	3,265	197,467
Meridian Bioscience, Inc.	7,410	142,124
Merit Medical Systems, Inc. (a)	6,386	95,343
Neogen Corp. (a)	5,287	225,755
OraSure Technologies, Inc. (a)	33,850	376,412
The Cooper Cos., Inc.	5,581	527,181
West Pharmaceutical Services, Inc.	6,275	333,014

		4,053,843

TOTAL COMMON STOCKS —
(Cost $20,053,799)		20,909,814

SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund 0.21% (b)(c) (Cost $72,210)	72,210	72,210

TOTAL INVESTMENTS — 100.0% (d)
(Cost $20,126,009)		20,982,024
OTHER ASSETS & LIABILITIES — 0.0% (e)		(6,686)

NET ASSETS — 100.0%		$20,975,338

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
PLC = Public Limited Company

SPDR S&P Health Care Services ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
HEALTH CARE DISTRIBUTORS — 17.5%
AmerisourceBergen Corp. (a)	6,055	$234,389
Cardinal Health, Inc.	5,896	229,767
Henry Schein, Inc. (a)(b)	2,935	232,657
McKesson Corp.	2,588	222,646
MWI Veterinary Supply, Inc. (a)(b)	1,465	156,286
Owens & Minor, Inc. (a)	7,726	230,853
Patterson Cos., Inc.	6,578	225,231
PSS World Medical, Inc. (a)(b)	9,759	222,310

		1,754,139

HEALTH CARE FACILITIES — 27.3%
AmSurg Corp. (b)	3,123	88,631
Brookdale Senior Living, Inc. (b)	9,597	222,842
Community Health Systems, Inc. (b)	7,929	231,051
Emeritus Corp. (b)	1,415	29,630
Hanger Orthopedic Group, Inc. (a)(b)	3,107	88,643
HCA Holdings, Inc.	7,260	241,395
Health Management Associates, Inc. (Class A) (a)(b)	26,834	225,137
HEALTHSOUTH Corp. (a)(b)	9,426	226,790
Kindred Healthcare, Inc. (a)(b)	6,552	74,562
LifePoint Hospitals, Inc. (a)(b)	4,914	210,221
Select Medical Holdings Corp. (b)	9,025	101,351
Sunrise Assisted Living, Inc. (b)	15,797	225,423
Tenet Healthcare Corp. (a)(b)	39,273	246,242
The Ensign Group, Inc. (a)	2,528	77,369
Universal Health Services, Inc. (Class B)	5,182	236,973
VCA Antech, Inc. (a)(b)	11,143	219,851

		2,746,111

HEALTH CARE SERVICES — 27.3%
Accretive Health, Inc. (b)	16,886	188,448
Air Methods Corp. (a)(b)	1,873	223,580
Amedisys, Inc. (b)	5,571	76,935
Bio-Reference Laboratories, Inc. (a)(b)	4,758	135,984
Chemed Corp. (a)	2,437	168,860
DaVita, Inc. (a)(b)	2,298	238,096
Express Scripts Holding Co. (a)(b)	3,600	225,612
HMS Holdings Corp. (a)(b)	6,956	232,539
IPC The Hospitalist Co. (a)(b)	2,218	101,362
Laboratory Corp. of America Holdings (a)(b)	2,486	229,880
Landauer, Inc. (a)	546	32,607
MEDNAX, Inc. (a)(b)	3,064	228,115
Omnicare, Inc. (a)	6,367	216,287
Quest Diagnostics, Inc. (a)	3,676	233,169
Team Health Holdings, Inc. (b)	7,976	216,389

		2,747,863

MANAGED HEALTH CARE — 27.5%
Aetna, Inc. (a)	5,794	229,442
AMERIGROUP Corp. (b)	2,487	227,386
Centene Corp. (a)(b)	6,065	226,892
CIGNA Corp.	4,732	223,208
Coventry Health Care, Inc.	5,442	226,877
Health Net, Inc. (a)(b)	10,001	225,122
Humana, Inc. (a)	3,181	223,147
Magellan Health Services, Inc. (b)	4,485	231,471
Molina Healthcare, Inc. (a)(b)	9,763	245,539
UnitedHealth Group, Inc.	4,170	231,060
Universal American Corp. (b)	3,994	36,905
WellCare Health Plans, Inc. (a)(b)	3,774	213,420
WellPoint, Inc. (a)	3,877	224,905

		2,765,374

TOTAL COMMON STOCKS —
(Cost $8,992,937)		10,013,487

SHORT TERM INVESTMENTS — 26.6%
MONEY MARKET FUNDS — 26.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,631,218	2,631,218
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	40,475	40,475

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,671,693)		2,671,693

TOTAL INVESTMENTS — 126.2% (f)
(Cost $11,664,630)		12,685,180
OTHER ASSETS & LIABILITIES — (26.2)%		(2,635,610)

NET ASSETS — 100.0%		$10,049,570

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 28.2%
A.O. Smith Corp. (a)	1,204,189	$69,289,035
Armstrong World Industries, Inc. (a)	1,266,147	58,711,236
Fortune Brands Home & Security, Inc. (b)	2,413,490	65,188,365
Lennox International, Inc.	1,463,700	70,784,532
Masco Corp.	4,306,008	64,805,421
Owens Corning, Inc. (b)	1,956,685	65,470,680
Quanex Building Products Corp. (a)	1,167,139	21,988,899
Simpson Manufacturing Co., Inc. (a)	702,119	20,094,646
Trex Co., Inc. (a)(b)	812,960	27,738,195
Universal Forest Products, Inc.	359,958	14,952,655
USG Corp. (a)(b)	2,895,158	63,548,718

		542,572,382

HOME FURNISHINGS — 13.1%
Ethan Allen Interiors, Inc. (a)	1,371,002	30,052,364
La-Z-Boy, Inc. (b)	1,832,232	26,805,554
Leggett & Platt, Inc. (a)	2,721,387	68,170,744
Mohawk Industries, Inc. (b)	862,076	68,983,322
Tempur-Pedic International, Inc. (b)	1,957,845	58,519,987

		252,531,971

HOME FURNISHING RETAIL — 15.6%
Aaron’s, Inc.	1,567,578	43,594,344
Bed Bath & Beyond, Inc. (b)	950,199	59,862,537
Pier 1 Imports, Inc. (a)	3,439,586	64,457,842
Select Comfort Corp. (a)(b)	2,026,086	63,923,013
Williams-Sonoma, Inc.	1,525,804	67,089,602

		298,927,338

HOME IMPROVEMENT RETAIL — 10.6%
Lowe’s Cos., Inc.	2,314,074	69,977,598
Lumber Liquidators Holdings, Inc. (a)(b)	1,266,199	64,170,965
The Home Depot, Inc.	1,144,234	69,077,407

		203,225,970

HOMEBUILDING — 26.8%
D.R. Horton, Inc. (a)	3,093,875	63,857,580
Lennar Corp. (Class A) (a)	1,865,521	64,864,165
M.D.C. Holdings, Inc. (a)	1,753,057	67,510,225
NVR, Inc. (b)	77,991	65,863,400
Pulte Group, Inc. (a)(b)	4,118,362	63,834,611
Standard Pacific Corp. (a)(b)	9,119,987	61,651,112
The Ryland Group, Inc. (a)	2,158,486	64,754,580
Toll Brothers, Inc. (a)(b)	1,873,709	62,263,350

		514,599,023

HOUSEHOLD APPLIANCES — 5.6%
Helen of Troy, Ltd. (b)	519,380	16,531,865
iRobot Corp. (a)(b)	1,043,522	23,750,561
Whirlpool Corp.	816,390	67,686,895

		107,969,321

TOTAL COMMON STOCKS —
(Cost $1,728,339,608)		1,919,826,005

SHORT TERM INVESTMENTS — 13.7%
MONEY MARKET FUNDS — 13.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	259,500,759	259,500,759
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	2,908,733	2,908,733

TOTAL SHORT TERM INVESTMENTS —
(Cost $262,409,492)		262,409,492

TOTAL INVESTMENTS — 113.6% (f)
(Cost $1,990,749,100)		2,182,235,497
OTHER ASSETS & LIABILITIES — (13.6)%		(261,689,439)

NET ASSETS — 100.0%		$1,920,546,058

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALUMINUM — 6.9%
Alcoa, Inc.	3,490,583	$30,891,660
Century Aluminum Co. (a)(b)	2,075,406	14,839,153
Kaiser Aluminum Corp. (a)	271,112	15,830,230
Noranda Aluminium Holding Corp.	993,937	6,649,438

		68,210,481

COAL & CONSUMABLE FUELS — 14.8%
Alpha Natural Resources, Inc. (a)(b)	4,017,214	26,393,096
Arch Coal, Inc.	4,342,197	27,486,107
Cloud Peak Energy, Inc. (b)	1,744,417	31,573,948
CONSOL Energy, Inc. (a)	1,046,520	31,447,926
Peabody Energy Corp.	1,341,162	29,894,501

		146,795,578

DIVERSIFIED METALS & MINING — 22.7%
AMCOL International Corp. (a)	158,166	5,358,664
Compass Minerals International, Inc. (a)	476,196	35,519,460
Freeport-McMoRan Copper & Gold, Inc.	805,501	31,881,729
Globe Specialty Metals, Inc.	766,824	11,671,061
Horsehead Holding Corp. (a)(b)	488,566	4,563,206
Materion Corp. (a)	219,872	5,232,954
Molycorp, Inc. (a)(b)	2,557,438	29,410,537
RTI International Metals, Inc. (a)(b)	720,275	17,243,383
SunCoke Energy, Inc. (b)	1,448,715	23,353,286
Titanium Metals Corp.	2,483,502	31,863,331
Walter Energy, Inc.	898,206	29,155,767

		225,253,378

GOLD — 10.5%
Allied Nevada Gold Corp. (a)(b)	878,229	34,303,625
Newmont Mining Corp.	600,462	33,631,876
Royal Gold, Inc. (a)	363,300	36,279,138

		104,214,639

PRECIOUS METALS & MINERALS — 11.4%
Coeur d’Alene Mines Corp. (b)	1,204,311	34,720,286
Hecla Mining Co. (a)	5,400,470	35,373,079
McEwen Mining, Inc. (a)(b)	3,166,731	14,535,295
Stillwater Mining Co. (b)	2,419,138	28,521,637

		113,150,297

STEEL — 33.5%
AK Steel Holding Corp. (a)(c)	5,851,218	28,085,846
Allegheny Technologies, Inc.	934,637	29,814,920
Carpenter Technology Corp.	616,632	32,262,186
Cliffs Natural Resources, Inc. (a)	754,032	29,505,272
Commercial Metals Co.	1,729,910	22,834,812
Haynes International, Inc.	157,305	8,203,456
Nucor Corp.	842,911	32,249,775
Reliance Steel & Aluminum Co.	595,691	31,184,424
Schnitzer Steel Industries, Inc. (Class A) (a)	995,117	28,012,544
Steel Dynamics, Inc.	2,640,005	29,647,256
United States Steel Corp. (a)	1,536,743	29,305,689
Worthington Industries, Inc. (a)	1,416,993	30,692,068

		331,798,248

TOTAL COMMON STOCKS —
(Cost $1,285,258,830)		989,422,621

SHORT TERM INVESTMENTS — 14.6%
MONEY MARKET FUNDS — 14.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	139,709,356	139,709,356
State Street Institutional Liquid Reserves Fund 0.21% (e)(f)	4,581,792	4,581,792

TOTAL SHORT TERM INVESTMENTS —
(Cost $144,291,148)		144,291,148

TOTAL INVESTMENTS — 114.4% (g)
(Cost $1,429,549,978)		1,133,713,769
OTHER ASSETS & LIABILITIES — (14.4)%		(142,530,686)

NET ASSETS — 100.0%		$991,183,083

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 29.8%
Atwood Oceanics, Inc. (a)	171,890	$7,812,400
Diamond Offshore Drilling, Inc.	122,768	8,079,362
Ensco PLC (Class A)	145,900	7,960,304
Helmerich & Payne, Inc.	164,718	7,842,224
Hercules Offshore, Inc. (a)	1,711,939	8,354,262
Nabors Industries, Ltd. (a)	508,051	7,127,956
Noble Corp. (a)	220,078	7,874,391
Parker Drilling Co. (a)	377,202	1,595,564
Patterson-UTI Energy, Inc. (b)	486,143	7,700,505
Pioneer Energy Services Corp. (a)	395,334	3,079,652
Rowan Cos. PLC (a)	228,313	7,710,130
Transocean, Ltd.	182,039	8,171,731
Unit Corp. (a)	174,656	7,248,224

		90,556,705

OIL & GAS EQUIPMENT & SERVICES — 70.1%
Baker Hughes, Inc.	169,415	7,662,641
Basic Energy Services, Inc. (a)(b)	620,308	6,959,856
Bristow Group, Inc.	127,811	6,460,846
Cameron International Corp. (a)	143,778	8,061,633
CARBO Ceramics, Inc. (b)	114,349	7,194,839
Core Laboratories NV (b)	65,014	7,897,901
Dresser-Rand Group, Inc. (a)	152,817	8,421,745
Dril-Quip, Inc. (a)	113,506	8,158,811
Exterran Holdings, Inc. (a)(b)	411,765	8,350,594
FMC Technologies, Inc. (a)	169,721	7,858,082
Forum Energy Technologies, Inc. (a)	215,400	5,238,528
Geospace Technologies Corp. (a)	24,027	2,941,145
Gulfmark Offshore, Inc. (Class A) (a)(b)	139,460	4,607,758
Halliburton Co.	226,485	7,630,280
Heckmann Corp. (a)(b)	873,050	3,666,810
Helix Energy Solutions Group, Inc. (a)	412,368	7,533,963
Hornbeck Offshore Services, Inc. (a)(b)	207,725	7,613,121
ION Geophysical Corp. (a)(b)	649,596	4,508,196
Key Energy Services, Inc. (a)	891,551	6,240,857
Lufkin Industries, Inc. (b)	136,831	7,364,244
McDermott International, Inc. (a)	636,585	7,779,069
National Oilwell Varco, Inc.	99,910	8,003,790
Newpark Resources, Inc. (a)(b)	406,808	3,014,447
Oceaneering International, Inc.	147,689	8,159,817
Oil States International, Inc. (a)	97,817	7,772,539
RPC, Inc. (b)	566,637	6,737,314
Schlumberger, Ltd.	109,274	7,903,788
SEACOR Holdings, Inc. (a)	47,063	3,923,172
Superior Energy Services, Inc. (a)	352,751	7,238,451
Tetra Technologies, Inc. (a)	404,297	2,445,997
Tidewater, Inc.	168,219	8,163,668
Weatherford International, Ltd. (a)	613,117	7,774,324

		213,288,226

TOTAL COMMON STOCKS —
(Cost $340,162,870)		303,844,931

SHORT TERM INVESTMENTS — 12.1%
MONEY MARKET FUNDS — 12.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	36,619,510	36,619,510
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	199,423	199,423

TOTAL SHORT TERM INVESTMENTS —
(Cost $36,818,933)		36,818,933

TOTAL INVESTMENTS — 112.0% (f)
(Cost $376,981,803)		340,663,864
OTHER ASSETS & LIABILITIES — (12.0)%		(36,623,932)

NET ASSETS — 100.0%		$304,039,932

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 10.6%
Chevron Corp.	117,364	$13,679,948
ConocoPhillips	236,509	13,523,585
Exxon Mobil Corp.	149,092	13,634,463
Hess Corp.	245,481	13,187,239
Marathon Oil Corp.	442,739	13,091,792
Murphy Oil Corp.	244,720	13,139,017
Occidental Petroleum Corp.	149,780	12,890,067

		93,146,111

OIL & GAS EXPLORATION & PRODUCTION — 71.5%
Anadarko Petroleum Corp.	182,074	12,730,614
Apache Corp.	148,964	12,880,917
Approach Resources, Inc. (a)(b)	397,932	11,989,691
Berry Petroleum Co. (Class A) (a)	324,749	13,194,552
Bill Barrett Corp. (a)(b)	517,968	12,830,067
Cabot Oil & Gas Corp.	300,198	13,478,890
Carrizo Oil & Gas, Inc. (a)(b)	470,812	11,775,008
Chesapeake Energy Corp. (a)	670,798	12,657,958
Cimarex Energy Co.	217,213	12,717,821
Cobalt International Energy, Inc. (b)	556,149	12,385,438
Comstock Resources, Inc. (a)(b)	703,777	12,935,421
Concho Resources, Inc. (b)	135,929	12,879,273
Contango Oil & Gas Co. (b)	136,823	6,723,482
Continental Resources, Inc. (a)(b)	165,726	12,744,329
Denbury Resources, Inc. (b)	780,080	12,606,093
Devon Energy Corp.	216,860	13,120,030
Energen Corp.	248,149	13,005,489
Energy XXI Bermuda, Ltd. (a)	368,379	12,874,846
EOG Resources, Inc.	117,120	13,123,296
EPL Oil & Gas, Inc. (b)	303,257	6,153,085
EQT Corp.	232,180	13,698,620
EXCO Resources, Inc. (a)	1,712,210	13,714,802
Forest Oil Corp. (a)(b)	1,499,647	12,672,017
Goodrich Petroleum Corp. (a)(b)	935,948	11,830,383
Gulfport Energy Corp. (b)	436,141	13,633,768
Halcon Resources Corp. (b)	1,797,252	13,173,857
Magnum Hunter Resources Corp. (a)(b)	2,704,717	12,008,944
McMoRan Exploration Co. (a)(b)	1,031,156	12,116,083
Newfield Exploration Co. (b)	391,052	12,247,749
Noble Energy, Inc.	142,324	13,194,858
Northern Oil and Gas, Inc. (b)	710,157	12,065,567
Oasis Petroleum, Inc. (a)(b)	424,002	12,495,339
PDC Energy, Inc. (a)(b)	407,965	12,903,933
Pioneer Natural Resources Co. (a)	121,686	12,704,018
Plains Exploration & Production Co. (b)	343,606	12,874,917
QEP Resources, Inc.	414,535	13,124,178
Quicksilver Resources, Inc. (a)(b)	3,066,029	12,540,059
Range Resources Corp.	196,369	13,720,302
Resolute Energy Corp. (b)	969,345	8,598,090
Rex Energy Corp. (a)(b)	955,316	12,753,469
Rosetta Resources, Inc. (b)	276,770	13,257,283
SandRidge Energy, Inc. (a)(b)	1,776,319	12,380,944
SM Energy Co.	238,211	12,889,597
Southwestern Energy Co. (b)	386,337	13,436,801
Stone Energy Corp. (b)	497,741	12,503,254
Swift Energy Co. (a)(b)	596,099	12,446,547
Ultra Petroleum Corp. (a)(b)	577,646	12,696,659
VAALCO Energy, Inc. (a)(b)	824,487	7,049,364
W&T Offshore, Inc. (a)	655,183	12,304,337
Whiting Petroleum Corp. (b)	259,844	12,311,409
WPX Energy, Inc. (a)(b)	787,670	13,067,445

		629,220,893

OIL & GAS REFINING & MARKETING — 17.8%
Clean Energy Fuels Corp. (a)(b)	977,089	12,868,262
CVR Energy, Inc. (b)	374,087	13,747,697
Delek US Holdings, Inc.	521,944	13,304,353
Hollyfrontier Corp.	327,964	13,535,074
Marathon Petroleum Corp.	247,543	13,513,373
Phillips 66	294,679	13,664,265
Rentech, Inc. (a)(b)	3,737,202	9,193,517
Sunoco, Inc. (a)	291,064	13,630,527
Tesoro Corp.	337,170	14,127,423
Valero Energy Corp.	407,942	12,923,603
Western Refining, Inc. (a)	508,485	13,312,137
World Fuel Services Corp. (a)	364,030	12,963,108

		156,783,339

TOTAL COMMON STOCKS —
(Cost $1,030,175,934)		879,150,343

WARRANTS — 0.0% (c)
OIL & GAS EXPLORATION & PRODUCTION — 0.0% (c)
Magnum Hunter Resources (expiring 10/14/13) (a)(b)(d) (Cost $0)	161,074	0

SHORT TERM INVESTMENTS — 11.2%
MONEY MARKET FUNDS — 11.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	95,352,226	95,352,226
State Street Institutional Liquid Reserves Fund 0.21% (f)(g)	3,117,395	3,117,395

TOTAL SHORT TERM INVESTMENTS —
(Cost $98,469,621)		98,469,621

TOTAL INVESTMENTS — 111.1% (h)
(Cost $1,128,645,555)		977,619,964
OTHER ASSETS & LIABILITIES — (11.1)%		(97,330,312)

NET ASSETS — 100.0%		$880,289,652

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 103.6%
PHARMACEUTICALS — 103.6%
Abbott Laboratories	256,623	$17,594,073
Akorn, Inc. (a)(b)	1,104,690	14,604,002
Allergan, Inc.	196,459	17,991,715
Auxilium Pharmaceuticals, Inc. (a)(b)	665,638	16,281,505
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	977,583	3,128,266
Bristol-Myers Squibb Co.	527,008	17,786,520
Eli Lilly & Co.	374,996	17,778,560
Endo Pharmaceuticals Holdings, Inc. (b)	520,113	16,497,984
Forest Laboratories, Inc. (b)	502,372	17,889,467
Hi-Tech Pharmacal Co., Inc. (a)(b)	79,527	2,633,139
Hospira, Inc. (b)	505,349	16,585,554
Impax Laboratories, Inc. (b)	404,078	10,489,865
Jazz Pharmaceuticals PLC (a)(b)	364,032	20,753,464
Johnson & Johnson	255,908	17,634,620
Medicis Pharmaceutical Corp. (Class A)	403,006	17,438,070
Merck & Co., Inc.	401,574	18,110,987
Mylan, Inc. (b)	720,970	17,591,668
Nektar Therapeutics (a)(b)	720,410	7,693,979
Optimer Pharmaceuticals, Inc. (a)(b)	338,196	4,775,328
Par Pharmaceutical Cos., Inc. (b)	337,354	16,860,953
Perrigo Co. (a)	155,784	18,097,427
Pfizer, Inc.	736,094	18,291,936
Questcor Pharmaceuticals, Inc. (a)(b)	350,063	6,476,165
Salix Pharmaceuticals, Ltd. (a)(b)	408,158	17,281,410
The Medicines Co. (b)	525,512	13,563,465
ViroPharma, Inc. (a)(b)	624,064	18,859,214
VIVUS, Inc. (b)	793,417	14,138,691
Warner Chilcott PLC	1,351,760	18,248,760
Watson Pharmaceuticals, Inc. (b)	214,049	18,228,413

TOTAL COMMON STOCKS —
(Cost $392,559,343)		433,305,200

SHORT TERM INVESTMENTS — 7.5%
MONEY MARKET FUNDS — 7.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	25,318,505	25,318,505
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	6,067,689	6,067,689

TOTAL SHORT TERM INVESTMENTS —
(Cost $31,386,194)		31,386,194

TOTAL INVESTMENTS — 111.1% (f)
(Cost $423,945,537)		464,691,394
OTHER ASSETS & LIABILITIES — (11.1)%		(46,458,280)

NET ASSETS — 100.0%		$418,233,114

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
APPAREL RETAIL — 29.3%
Abercrombie & Fitch Co. (Class A) (a)	227,448	$7,715,036
Aeropostale, Inc. (b)	603,228	8,161,675
American Eagle Outfitters, Inc. (a)	379,132	7,992,103
ANN, Inc. (b)	229,171	8,646,622
Ascena Retail Group, Inc. (b)	418,745	8,982,080
Brown Shoe Co., Inc.	570,216	9,140,562
Chico’s FAS, Inc.	468,452	8,483,666
Collective Brands, Inc. (b)	412,007	8,944,672
DSW, Inc. (Class A)	137,276	9,159,055
Express, Inc. (b)	543,823	8,059,457
Foot Locker, Inc.	242,758	8,617,909
Genesco, Inc. (b)	125,068	8,345,788
Guess?, Inc. (a)	321,899	8,182,673
Hot Topic, Inc.	979,419	8,520,945
Jos. A. Bank Clothiers, Inc. (a)(b)	176,571	8,560,162
Limited Brands, Inc.	177,959	8,766,260
Ross Stores, Inc.	131,506	8,495,288
Rue21, Inc. (b)	266,648	8,306,085
Stage Stores, Inc.	404,733	8,523,677
The Buckle, Inc. (a)	188,078	8,544,384
The Cato Corp. (Class A)	207,972	6,178,848
The Children’s Place Retail Stores, Inc. (a)(b)	147,521	8,851,260
The Finish Line, Inc. (Class A)	380,727	8,657,732
The Gap, Inc.	254,312	9,099,283
The Men’s Wearhouse, Inc.	239,815	8,256,830
TJX Cos., Inc.	192,637	8,628,211
Urban Outfitters, Inc. (b)	225,466	8,468,503
Zumiez, Inc. (b)	316,287	8,770,638

		237,059,404

AUTOMOTIVE RETAIL — 13.1%
Advance Auto Parts, Inc.	131,592	9,006,157
Asbury Automotive Group, Inc. (b)	299,117	8,360,320
AutoNation, Inc. (a)(b)	212,290	9,270,704
AutoZone, Inc. (b)	25,378	9,381,485
CarMax, Inc. (b)	276,841	7,834,600
Group 1 Automotive, Inc. (a)	147,413	8,878,685
Lithia Motors, Inc. (Class A) (a)	273,899	9,123,576
Monro Muffler Brake, Inc. (a)	229,067	8,060,868
O’Reilly Automotive, Inc. (b)	111,353	9,311,338
Penske Automotive Group, Inc. (a)	296,681	8,927,131
Pep Boys-Manny, Moe & Jack	875,988	8,917,558
Sonic Automotive, Inc. (Class A) (a)	459,085	8,713,433

		105,785,855

CATALOG RETAIL — 1.1%
HSN, Inc. (a)	185,932	9,119,965

COMPUTER & ELECTRONICS RETAIL — 3.1%
Best Buy Co., Inc.	481,835	8,282,743
GameStop Corp. (Class A) (a)	386,735	8,121,435
Rent-A-Center, Inc.	241,335	8,466,032

		24,870,210

DEPARTMENT STORES — 7.1%
Dillard’s, Inc. (Class A)	113,124	8,181,128
J.C. Penney Co., Inc. (a)	310,691	7,546,684
Kohl’s Corp.	167,693	8,589,235
Macy’s, Inc.	228,152	8,583,078
Nordstrom, Inc.	155,503	8,580,656
Saks, Inc. (a)(b)	769,821	7,936,854
Sears Holdings Corp. (a)(b)	145,093	8,051,211

		57,468,846

DRUG RETAIL — 3.2%
CVS Caremark Corp.	190,606	9,229,143
Rite Aid Corp. (a)(b)	6,731,032	7,875,307
Walgreen Co.	248,508	9,055,632

		26,160,082

FOOD RETAIL — 8.7%
Casey’s General Stores, Inc.	151,919	8,680,652
Harris Teeter Supermarkets, Inc.	220,868	8,578,513
Safeway, Inc. (a)	530,963	8,543,195
SUPERVALU, Inc. (a)	3,714,695	8,952,415
Susser Holdings Corp. (b)	231,885	8,387,280
The Fresh Market, Inc. (b)	154,459	9,264,451
The Kroger Co.	376,138	8,854,288
Whole Foods Market, Inc.	91,598	8,921,645

		70,182,439

GENERAL MERCHANDISE STORES — 6.3%
Big Lots, Inc. (b)	281,218	8,318,428
Dollar General Corp. (b)	178,431	9,196,334
Dollar Tree, Inc. (b)	189,695	9,157,526
Family Dollar Stores, Inc.	139,482	9,247,657
Fred’s, Inc. (Class A) (a)	416,301	5,923,963
Target Corp.	138,448	8,787,295

		50,631,203

HYPERMARKETS & SUPER CENTERS — 3.2%
Costco Wholesale Corp.	87,616	8,772,552
PriceSmart, Inc. (a)	114,485	8,668,804
Wal-Mart Stores, Inc.	120,202	8,870,908

		26,312,264

INTERNET RETAIL — 8.3%
Amazon.com, Inc. (b)	34,257	8,712,240
Blue Nile, Inc. (a)(b)	214,388	7,951,651
Expedia, Inc.	160,251	9,268,918
Groupon, Inc. (a)(b)	1,698,778	8,086,183
Netflix, Inc. (a)(b)	147,911	8,052,275
Priceline.com, Inc. (b)	14,054	8,695,631
Shutterfly, Inc. (a)(b)	265,294	8,255,949
TripAdvisor, Inc. (b)	248,263	8,175,301

		67,198,148

SPECIALTY STORES — 16.3%
Barnes & Noble, Inc. (a)(b)	716,256	9,153,752
Cabela’s, Inc. (b)	167,162	9,140,418
Dick’s Sporting Goods, Inc.	170,619	8,846,595
GNC Holdings, Inc. (Class A)	222,504	8,670,981
Hibbett Sports, Inc. (b)	152,125	9,043,831
Office Depot, Inc. (a)(b)	3,624,441	9,278,569
OfficeMax, Inc. (a)	1,098,476	8,579,098
PetSmart, Inc.	130,351	8,991,612
Sally Beauty Holdings, Inc. (b)	339,238	8,511,481
Signet Jewelers, Ltd.	176,109	8,587,075
Staples, Inc. (a)	733,233	8,446,844
Tiffany & Co. (a)	136,465	8,444,454
Tractor Supply Co.	92,235	9,121,119
Ulta Salon Cosmetics & Fragrance, Inc.	88,717	8,543,891

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

Vitamin Shoppe, Inc. (b)	154,184	$8,992,011

		132,351,731

TOTAL COMMON STOCKS —
(Cost $874,919,070)		807,140,147

SHORT TERM INVESTMENTS — 8.5%
MONEY MARKET FUNDS — 8.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	64,653,906	64,653,906
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	3,599,684	3,599,684

TOTAL SHORT TERM INVESTMENTS —
(Cost $68,253,590)		68,253,590

TOTAL INVESTMENTS — 108.2% (f)
(Cost $943,172,660)		875,393,737
OTHER ASSETS & LIABILITIES — (8.2)%		(65,975,617)

NET ASSETS — 100.0%		$809,418,120

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)(b)	257,147	$866,585
Altera Corp.	26,251	892,140
Analog Devices, Inc. (a)	24,034	941,892
Applied Micro Circuits Corp. (a)(b)	42,975	217,454
Atmel Corp. (a)(b)	154,526	812,807
Broadcom Corp. (Class A) (b)	27,689	957,486
Cavium, Inc. (a)(b)	27,704	923,374
CEVA, Inc. (a)(b)	13,908	199,997
Cirrus Logic, Inc. (b)	22,700	871,453
Cree, Inc. (a)(b)	34,562	882,368
Cypress Semiconductor Corp. (a)(b)	76,206	816,928
Diodes, Inc. (a)(b)	19,158	325,878
Entropic Communications, Inc. (b)	67,223	391,238
Fairchild Semiconductor International, Inc. (a)(b)	66,858	877,177
First Solar, Inc. (a)(b)	40,744	902,276
Freescale Semiconductor Holdings I, Ltd. (a)(b)	79,209	753,278
Hittite Microwave Corp. (a)(b)	10,831	600,796
Integrated Device Technology, Inc. (b)	119,996	705,576
Intel Corp.	42,911	973,221
International Rectifier Corp. (a)(b)	52,589	877,710
Intersil Corp. (Class A) (a)	104,466	914,077
Lattice Semiconductor Corp. (a)(b)	92,953	356,010
Linear Technology Corp.	29,785	948,652
LSI Corp. (b)	127,107	878,309
Marvell Technology Group, Ltd.	96,990	887,458
Maxim Integrated Products, Inc.	35,601	947,699
Micrel, Inc. (a)	17,408	181,391
Microchip Technology, Inc. (a)	29,175	955,189
Micron Technology, Inc. (a)(b)	149,682	895,847
Microsemi Corp. (b)	30,671	615,567
Monolithic Power Systems, Inc. (a)(b)	29,413	580,907
NVIDIA Corp. (a)(b)	72,462	966,643
OmniVision Technologies, Inc. (a)(b)	59,192	826,024
ON Semiconductor Corp. (a)(b)	144,503	891,584
PMC-Sierra, Inc. (a)(b)	157,187	886,535
Power Integrations, Inc. (a)	21,439	652,389
Rambus, Inc. (a)(b)	86,990	481,925
RF Micro Devices, Inc. (a)(b)	232,685	919,106
Semtech Corp. (a)(b)	25,677	645,777
Silicon Image, Inc. (b)	83,473	383,141
Silicon Laboratories, Inc. (a)(b)	19,598	720,422
Skyworks Solutions, Inc. (a)(b)	33,869	798,123
Spansion, Inc. (b)	28,239	336,609
Texas Instruments, Inc.	33,927	934,689
TriQuint Semiconductor, Inc. (a)(b)	168,550	851,178
Volterra Semiconductor Corp. (a)(b)	25,478	557,204
Xilinx, Inc. (a)	28,466	951,049

TOTAL COMMON STOCKS —
(Cost $40,217,382)		34,753,138

SHORT TERM INVESTMENTS — 21.2%
MONEY MARKET FUNDS — 21.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,294,866	7,294,866
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	63,063	63,063

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,357,929)		7,357,929

TOTAL INVESTMENTS — 121.1% (f)
(Cost $47,575,311)		42,111,067
OTHER ASSETS & LIABILITIES — (21.1)%		(7,340,588)

NET ASSETS — 100.0%		$34,770,479

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.5%
APPLICATION SOFTWARE — 30.9%
ACI Worldwide, Inc. (a)	2,583	$109,158
Adobe Systems, Inc. (a)	3,543	115,006
Advent Software, Inc. (a)(b)	4,748	116,658
Ansys, Inc. (a)(b)	1,618	118,761
Aspen Technology, Inc. (a)	4,507	116,506
Autodesk, Inc. (a)(b)	3,530	117,796
Blackbaud, Inc. (b)	4,856	116,155
Bottomline Technologies, Inc. (a)(b)	4,989	123,178
BroadSoft, Inc. (a)(b)	2,934	120,353
Cadence Design Systems, Inc. (a)(b)	8,722	112,209
Citrix Systems, Inc. (a)	1,433	109,725
Compuware Corp. (a)(b)	11,665	115,600
Concur Technologies, Inc. (a)(b)	1,562	115,166
Ebix, Inc. (b)	4,800	113,328
Factset Research Systems, Inc. (b)	1,129	108,858
Fair Isaac Corp.	2,593	114,766
Informatica Corp. (a)(b)	3,029	105,439
Interactive Intelligence Group (a)(b)	1,868	56,133
Intuit, Inc.	1,960	115,405
JDA Software Group, Inc. (a)(b)	3,752	119,239
Kenexa Corp. (a)	2,577	118,104
Manhattan Associates, Inc. (a)(b)	2,051	117,461
Mentor Graphics Corp. (a)(b)	6,914	107,029
MicroStrategy, Inc. (a)	888	119,054
Monotype Imaging Holdings, Inc. (b)	4,108	64,044
Netscout Systems, Inc. (a)	4,491	114,565
Nuance Communications, Inc. (a)(b)	4,542	113,050
Parametric Technology Corp. (a)	4,820	105,076
Pegasystems, Inc. (b)	3,960	114,998
QLIK Technologies, Inc. (a)(b)	4,633	103,826
Quest Software, Inc. (a)	4,186	117,208
RealPage, Inc. (a)	4,898	110,695
Salesforce.com, Inc. (a)(b)	735	112,227
Solarwinds, Inc. (a)(b)	1,962	109,362
Solera Holdings, Inc. (b)	2,684	117,747
Splunk, Inc. (a)	3,024	111,041
SS&C Technologies Holdings, Inc. (a)(b)	4,738	119,445
Synchronoss Technologies, Inc. (a)(b)	4,783	109,531
Synopsys, Inc. (a)(b)	3,516	116,098
TIBCO Software, Inc. (a)(b)	3,756	113,544
TiVo, Inc. (a)(b)	12,007	125,233
Tyler Technologies, Inc. (a)(b)	2,846	125,281
Ultimate Software Group, Inc. (a)(b)	1,167	119,151
Verint Systems, Inc. (a)(b)	4,174	114,535
VirnetX Holding Corp. (a)(b)	4,021	102,254

		5,039,998

COMMUNICATIONS EQUIPMENT — 0.7%
Comverse Technology, Inc. (a)	18,048	110,995

DATA PROCESSING & OUTSOURCED SERVICES — 22.0%
Alliance Data Systems Corp. (a)(b)	839	119,096
Automatic Data Processing, Inc. (b)	2,022	118,611
Broadridge Financial Solutions, Inc.	4,879	113,827
Cardtronics, Inc. (a)(b)	3,867	115,159
Computer Sciences Corp. (b)	3,377	108,773
Convergys Corp. (b)	7,345	115,096
CoreLogic, Inc. (a)(b)	4,393	116,546
CSG Systems International, Inc. (a)(b)	5,210	117,173
DST Systems, Inc.	2,137	120,869
Euronet Worldwide, Inc. (a)(b)	6,363	119,561
ExlService Holdings, Inc. (a)(b)	4,206	124,077
Fidelity National Information Services, Inc.	3,728	116,388
Fiserv, Inc. (a)(b)	1,646	121,853
FleetCor Technologies, Inc. (a)(b)	2,648	118,631
Genpact, Ltd. (b)	6,931	115,609
Global Payments, Inc.	2,724	113,945
Heartland Payment Systems, Inc. (b)	3,687	116,804
Higher One Holdings, Inc. (a)	9,230	124,421
Jack Henry & Associates, Inc. (b)	3,126	118,475
Lender Processing Services, Inc.	4,042	112,731
Mastercard, Inc. (Class A)	260	117,385
NeuStar, Inc. (Class A) (a)	2,975	119,089
Paychex, Inc.	3,429	114,152
Syntel, Inc. (b)	1,898	118,454
TeleTech Holdings, Inc. (a)(b)	5,431	92,599
The Western Union Co.	6,184	112,673
Total System Services, Inc. (b)	4,952	117,362
Vantiv, Inc. (a)	5,357	115,443
VeriFone Systems, Inc. (a)(b)	3,691	102,794
Visa, Inc. (Class A) (b)	880	118,166
Wright Express Corp. (a)	1,616	112,668

		3,588,430

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES — 1.3%
CoStar Group, Inc. (a)(b)	1,417	115,542
Global Cash Access Holdings, Inc. (a)	13,018	104,795

		220,337

HOME ENTERTAINMENT SOFTWARE — 2.0%
Activision Blizzard, Inc.	9,672	109,100
Electronic Arts, Inc. (a)(b)	8,078	102,510
Take-Two Interactive Software, Inc. (a)(b)	10,812	112,769

		324,379

INTERNET SOFTWARE & SERVICES — 21.8%
Akamai Technologies, Inc. (a)	3,028	115,851
Ancestry.com, Inc. (a)(b)	3,818	114,845
AOL, Inc. (a)	3,484	122,741
Bankrate, Inc. (a)(b)	7,093	110,509
Blucora, Inc. (a)(b)	6,676	118,900
comScore, Inc. (a)(b)	6,705	102,251
Constant Contact, Inc. (a)(b)	5,904	102,730
DealerTrack Holdings, Inc. (a)(b)	4,231	117,833
Dice Holdings, Inc. (a)(b)	13,853	116,642
Digital River, Inc. (a)(b)	6,803	113,338
EarthLink, Inc. (b)	16,424	116,939
eBay, Inc. (a)(b)	2,365	114,490
Equinix, Inc. (a)(b)	605	124,660
Google, Inc. (Class A) (a)(b)	166	125,247
IAC/InterActiveCorp.	2,244	116,823
j2 Global, Inc. (b)	3,876	127,210
LinkedIn Corp. (Class A) (a)	959	115,464
Liquidity Services, Inc. (a)(b)	2,198	110,362
LivePerson, Inc. (a)(b)	6,323	114,509
LogMeIn, Inc. (a)(b)	4,905	110,019
Monster Worldwide, Inc. (a)(b)	14,215	104,196
NIC, Inc. (b)	7,201	106,575

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

OpenTable, Inc. (a)(b)	2,381	$99,050
Rackspace Hosting, Inc. (a)(b)	1,795	118,631
United Online, Inc. (b)	19,617	108,286
ValueClick, Inc. (a)(b)	6,799	116,875
VeriSign, Inc. (a)(b)	2,472	120,362
Vocus, Inc. (a)(b)	5,983	120,019
Web.com Group, Inc. (a)(b)	6,493	116,549
WebMD Health Corp. (a)(b)	7,873	110,458
Yahoo!, Inc. (a)	7,492	119,685

		3,552,049

IT CONSULTING & OTHER SERVICES — 10.2%
Accenture PLC (Class A) (b)	1,793	125,564
Acxiom Corp. (a)	6,387	116,690
Booz Allen Hamilton Holding Corp. (b)	8,656	119,886
CACI International, Inc. (Class A) (a)	2,083	107,878
Cognizant Technology Solutions Corp. (Class A) (a)(b)	1,650	115,368
Forrester Research, Inc.	2,376	68,357
Gartner, Inc. (a)(b)	2,346	108,127
iGate Corp. (a)	4,474	81,293
International Business Machines Corp.	571	118,454
ManTech International Corp. (Class A) (b)	5,066	121,584
MAXIMUS, Inc. (b)	2,047	122,247
SAIC, Inc. (b)	9,024	108,649
Sapient Corp. (a)(b)	11,095	118,273
Teradata Corp. (a)(b)	1,570	118,394
Unisys Corp. (a)(b)	5,174	107,723

		1,658,487

SYSTEMS SOFTWARE — 11.6%
Ariba, Inc. (a)	2,643	118,406
BMC Software, Inc. (a)	2,742	113,766
CA, Inc. (b)	4,289	110,506
CommVault Systems, Inc. (a)(b)	2,028	119,044
Fortinet, Inc. (a)(b)	4,232	102,160
MICROS Systems, Inc. (a)(b)	2,204	108,260
Microsoft Corp.	3,786	112,747
NetSuite, Inc. (a)(b)	1,880	119,944
OPNET Technologies, Inc. (b)	3,227	109,944
Oracle Corp.	3,555	111,947
Progress Software Corp. (a)(b)	5,744	122,864
Red Hat, Inc. (a)	1,970	112,172
Rovi Corp. (a)	7,056	102,383
Sourcefire, Inc. (a)	2,133	104,581
Symantec Corp. (a)	6,120	110,160
VMware, Inc. (Class A) (a)(b)	1,156	111,831
Websense, Inc. (a)(b)	7,052	110,364

		1,901,079

TOTAL COMMON STOCKS —
(Cost $15,237,935)		16,395,754

SHORT TERM INVESTMENTS — 27.8%
MONEY MARKET FUNDS — 27.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	4,450,406	4,450,406
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	93,680	93,680

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,544,086)		4,544,086

TOTAL INVESTMENTS — 128.3% (f)
(Cost $19,782,021)		20,939,840
OTHER ASSETS & LIABILITIES — (28.3)%		(4,621,188)

NET ASSETS — 100.0%		$16,318,652

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Telecom ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
ALTERNATIVE CARRIERS — 7.7%
8x8, Inc. (a)	5,105	$33,489
Cogent Communications Group, Inc.	2,270	52,187
Iridium Communications, Inc. (a)	4,685	34,294
Level 3 Communications, Inc. (a)	4,423	101,597
Neutral Tandem, Inc. (a)	1,877	17,606
tw telecom, Inc. (a)	4,242	110,589

		349,762

COMMUNICATIONS EQUIPMENT — 56.6%
Acme Packet, Inc. (a)	5,571	95,264
ADTRAN, Inc.	5,390	93,139
Arris Group, Inc. (a)	7,617	97,421
Aruba Networks, Inc. (a)	4,892	109,997
Black Box Corp.	704	17,959
Brocade Communications Systems, Inc. (a)	17,132	101,336
Ciena Corp. (a)	7,367	100,191
Cisco Systems, Inc.	5,617	107,229
Comtech Telecommunications Corp.	1,200	33,168
EchoStar Corp. (Class A) (a)	1,558	44,652
Emulex Corp. (a)	8,113	58,495
F5 Networks, Inc. (a)	1,056	110,563
Finisar Corp. (a)	6,528	93,350
Harmonic, Inc. (a)	4,098	18,605
Harris Corp.	2,167	110,994
Infinera Corp. (a)	6,819	37,368
InterDigital, Inc.	3,093	115,307
Ixia (a)	3,408	54,767
JDS Uniphase Corp. (a)	8,146	100,888
Juniper Networks, Inc. (a)	5,664	96,911
Loral Space & Communications, Inc.	563	40,029
Motorola Solutions, Inc.	2,166	109,491
Netgear, Inc. (a)	2,789	106,372
Plantronics, Inc.	2,782	98,288
Polycom, Inc. (a)	9,115	89,965
Procera Networks, Inc. (a)	2,783	65,401
QUALCOMM, Inc.	1,687	105,421
Riverbed Technology, Inc. (a)	4,797	111,626
Sonus Networks, Inc. (a)	14,342	26,963
Tellabs, Inc.	28,962	102,526
ViaSat, Inc. (a)	2,695	100,739

		2,554,425

INTEGRATED TELECOMMUNICATION SERVICES — 14.1%
AT&T, Inc.	2,938	110,762
CenturyLink, Inc.	2,584	104,393
Cincinnati Bell, Inc. (a)	8,471	48,285
Consolidated Communications Holdings, Inc.	2,619	45,021
Frontier Communications Corp.	23,543	115,361
Verizon Communications, Inc.	2,458	112,011
Windstream Corp.	10,155	102,667

		638,500

WIRELESS TELECOMMUNICATION SERVICES — 21.1%
Clearwire Corp. (Class A) (a)	67,578	91,230
Crown Castle International Corp. (a)	1,724	110,508
Leap Wireless International, Inc. (a)	18,036	123,006
MetroPCS Communications, Inc. (a)	10,299	120,601
NII Holdings, Inc. (a)	16,291	127,884
SBA Communications Corp. (Class A) (a)	1,839	115,673
Sprint Nextel Corp. (a)	20,813	114,888
Telephone & Data Systems, Inc.	4,278	109,560
US Cellular Corp. (a)	1,007	39,404

		952,754

TOTAL COMMON STOCKS —
(Cost $5,312,039)		4,495,441

SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund 0.21% (b)(c) (Cost $30,495)	30,495	30,495

TOTAL INVESTMENTS — 100.2% (d)
(Cost $5,342,534)		4,525,936
OTHER ASSETS & LIABILITIES — (0.2)%		(8,779)

NET ASSETS — 100.0%		$4,517,157

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Transportation ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 18.9%
Atlas Air Worldwide Holdings, Inc. (a)	4,697	$242,506
C.H. Robinson Worldwide, Inc.	7,336	429,523
Expeditors International of Washington, Inc.	10,729	390,106
FedEx Corp.	4,661	394,414
Forward Air Corp.	2,477	75,326
HUB Group, Inc. (Class A) (a)	6,432	190,902
United Parcel Service, Inc. (Class B)	5,702	408,092
UTI Worldwide, Inc.	9,876	133,030

		2,263,899

AIRLINES — 23.6%
Alaska Air Group, Inc. (a)	12,150	425,979
Allegiant Travel Co. (a)	3,951	250,335
Delta Air Lines, Inc. (a)	45,323	415,159
JetBlue Airways Corp. (a)	84,878	406,565
SkyWest, Inc.	8,987	92,836
Southwest Airlines Co.	46,323	406,253
United Continental Holdings, Inc. (a)	20,944	408,408
US Airways Group, Inc. (a)	39,900	417,354

		2,822,889

MARINE — 4.4%
Kirby Corp. (a)	7,176	396,689
Matson, Inc.	6,457	135,016

		531,705

RAILROADS — 18.3%
CSX Corp.	18,141	376,426
Genesee & Wyoming, Inc. (Class A) (a)	6,307	421,686
Kansas City Southern	5,024	380,719
Norfolk Southern Corp.	5,625	357,919
RailAmerica, Inc. (a)	9,454	259,701
Union Pacific Corp.	3,271	388,267

		2,184,718

TRUCKING — 34.7%
AMERCO, Inc.	634	67,432
Avis Budget Group, Inc. (a)	24,146	371,366
Con-way, Inc.	13,748	376,283
Dollar Thrifty Automotive Group, Inc. (a)	4,828	419,698
Heartland Express, Inc.	8,543	114,134
Hertz Global Holdings, Inc. (a)	28,010	384,577
J.B. Hunt Transport Services, Inc.	8,027	417,725
Knight Transportation, Inc.	15,059	215,344
Landstar System, Inc.	8,507	402,211
Old Dominion Freight Line, Inc. (a)	13,200	398,112
Ryder Systems, Inc.	9,773	381,733
Swift Transportation Co. (a)	40,835	351,998
Werner Enterprises, Inc.	11,819	252,572

		4,153,185

TOTAL COMMON STOCKS —
(Cost $12,038,066)		11,956,396

SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.21% (b)(c) (Cost $26,846)	26,846	26,846

TOTAL INVESTMENTS — 100.1% (d)
(Cost $12,064,912)		11,983,242
OTHER ASSETS & LIABILITIES — (0.1)%		(9,521)

NET ASSETS — 100.0%		$11,973,721

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.5%
AUTOMOBILES — 0.8%
Ford Motor Co., 7.50% (a)	88,685	$2,405,137

CAPITAL MARKETS — 5.1%
State Street Corp., 5.25% (a)(b)	74,808	1,888,902
The Bank of New York Capital V Series F, 5.95% (a)	52,366	1,326,431
The Bank Of New York Mellon Corp., 5.20%	82,289	2,044,882
The Charles Schwab Corp., 6.00%	72,564	1,896,823
The Goldman Sachs Group, Inc., 6.50% (a)	86,029	2,338,268
The Goldman Sachs Group, Inc., 6.13% (a)	198,242	5,213,764

		14,709,070

COMMERCIAL BANKS — 27.3%
Barclays Bank PLC Series 2, 6.63% (a)	71,117	1,777,214
Barclays Bank PLC Series 3, 7.10%	129,370	3,249,774
Barclays Bank PLC Series 4, 7.75% (a)	108,080	2,767,929
Barclays Bank PLC Series 5, 8.13% (a)	251,033	6,506,775
BB&T Corp., 5.85% (a)	86,029	2,240,195
BB&T Corp., 5.63%	172,059	4,399,549
HSBC Holdings PLC, 8.13% (a)	128,750	3,314,025
HSBC Holdings PLC, 8.00% (a)	222,862	6,295,852
HSBC Holdings PLC, Series A, 6.20%	84,724	2,140,975
HSBC USA, Inc. Series F, 3.50% (a)	30,452	676,643
HSBC USA, Inc. Series G, 4.00% (a)	21,996	511,847
Lloyds Banking Group PLC, 7.75% (a)	129,044	3,511,287
M&T Capital Trust IV, 8.50% (a)	52,366	1,345,283
PNC Financial Services Group, Inc., 6.13% (a)	224,424	6,164,927
Santander Finance Preferred SA Unipersonal, 10.50%	123,450	3,333,150
UBS Preferred Funding Trust IV Series D, 0.92% (a)	46,491	725,260
US Bancorp Series B, 3.50% (a)	149,616	3,595,273
US Bancorp Series D, 7.88% (a)	74,808	1,990,641
US Bancorp Series F, 6.50%	164,578	4,789,220
US Bancorp Series G, 6.00% (a)	162,334	4,542,105
Wells Fargo & Co., 5.20% (a)	71,867	1,811,048
Wells Fargo & Co. Series J, 8.00% (a)	206,055	6,123,955
Wells Fargo Capital IX, 5.63% (a)	47,877	1,220,864
Wells Fargo Capital VII, 5.85% (a)	47,877	1,238,099
Wells Fargo Capital XII, 7.88%	150,921	3,896,780

		78,168,670

CONSUMER FINANCE — 1.0%
Capital One Capital II, 7.50%	51,618	1,332,261
HSBC Finance Corp., 6.36% (a)	33,835	848,920
HSBC USA, Inc. Series H, 6.50% (a)	21,996	558,038

		2,739,219

DIVERSIFIED FINANCIAL SERVICES — 22.8%
Credit Suisse Guernsey, 7.90%	228,165	5,918,600
Deutsche Bank Capital Funding Trust IX, 6.63% (a)	93,805	2,350,753
Deutsche Bank Capital Funding Trust VIII, 6.38% (a)	48,942	1,225,997
Deutsche Bank Capital Funding Trust X, 7.35% (a)	65,664	1,658,673
Deutsche Bank Contingent Capital Trust II, 6.55% (a)	65,256	1,654,240
Deutsche Bank Contingent Capital Trust III, 7.60% (a)	161,100	4,278,816
Deutsche Bank Contingent Capital Trust V, 8.05% (a)	112,974	3,067,244
General Electric Capital Corp., 6.63% (a)	107,191	2,867,359
General Electric Capital Corp., 6.50% (a)	26,921	731,174
General Electric Capital Corp., 6.10% (a)	107,203	2,800,142
General Electric Capital Corp., 6.05% (a)	64,855	1,661,585
General Electric Capital Corp., 6.00% (a)	107,218	2,738,348
General Electric Capital Corp., 5.88% (a)	80,299	2,073,320
General Electric Capital Corp. Series A, 6.45% (a)	54,045	1,425,167
ING Groep NV, 8.50% (a)	148,905	3,901,311
ING Groep NV, 7.38% (a)	111,679	2,784,158
ING Groep NV, 7.20% (a)	81,898	2,047,450
ING Groep NV, 7.05% (a)	59,562	1,490,241
ING Groep NV, 6.38% (a)	77,803	1,860,270
ING Groep NV, 6.20% (a)	37,606	885,997
ING Groep NV, 6.13% (a)	52,117	1,218,496
JP Morgan Chase & Co., 8.63% (a)	106,325	2,817,613
JP Morgan Chase Capital X, 7.00%	59,070	1,516,918
JP Morgan Chase Capital XI Series K, 5.88% (a)	63,500	1,598,930
JP Morgan Chase Capital XII, 6.25%	23,628	603,695
JP Morgan Chase Capital XIV, 6.20% (a)	35,442	904,480
JP Morgan Chase Capital XIX Series S, 6.63% (a)	33,227	839,314
JP Morgan Chase Capital XVI, 6.35% (a)	29,535	750,484
JP Morgan Chase Capital XXIV Series X, 6.88%	41,349	1,054,813
JP Morgan Chase Capital XXIX, 6.70% (a)	88,604	2,303,704
JPMorgan Chase & Co., 5.50%	74,280	1,849,572
KKR Financial Holdings LLC, 8.38%	38,713	1,099,449
Raymond James Financial, Inc., 6.90% (a)	52,366	1,437,970

		65,416,283

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
Qwest Corp., 7.50%	86,029	2,312,460
Qwest Corp., 7.38% (a)	98,934	2,659,346
Qwest Corp., 7.00% (a)	59,846	1,578,737
Qwest Corp., 7.00% (a)	78,549	2,089,403
Telephone & Data Systems, 7.00%	44,885	1,220,872

		9,860,818

ELECTRIC UTILITIES — 5.3%
American Electric Power, 8.75% (a)	47,129	1,270,127
BGE Capital Trust II, 6.20%	37,404	957,168
Constellation Energy Group, Inc. Series A, 8.63%	67,327	1,761,274
FPC Capital I Series A, 7.10% (a)	44,885	1,149,056

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value

FPL Group Capital Trust I, 5.88% (a)	44,885	$1,162,970
NextEra Energy Capital Holdings, Inc., 8.75%	56,106	1,545,720
NextEra Energy Capital Holdings, Inc., 6.60%	52,366	1,355,756
NextEra Energy Capital Holdings, Inc., 5.70%	59,846	1,606,865
NextEra Energy Capital Holdings, Inc., 5.63%	52,366	1,377,226
SCE Trust I, 5.63% (a)	71,068	1,853,454
Tennessee Valley Authority Series A, 4.15% (a)	40,938	1,084,857

		15,124,473

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Tennessee Valley Authority Series D, 4.06%	49,418	1,329,344

INSURANCE — 18.1%
Aegon NV, 8.00% (a)	76,725	2,063,902
Aegon NV, 7.25% (a)	152,297	3,857,683
Aegon NV, 6.88%	80,376	2,013,419
Aegon NV, 6.50% (a)	73,071	1,817,276
Aegon NV, 6.38% (a)	145,038	3,665,110
Aegon NV Series 1, 4.00% (a)	36,767	868,804
Aflac, Inc., 5.50%	67,327	1,682,502
American International Group, Inc., 7.70% (a)	164,578	4,160,532
American International Group, Inc. Series A-4, 6.45% (a)	112,212	2,809,788
Arch Capital Group Ltd., 6.75% (a)	48,625	1,298,288
Aviva PLC, 8.25% (a)	59,846	1,664,317
Axis Capital Holdings Series C, 6.88%	59,846	1,609,857
Everest RE Capital Trust II Series B, 6.20% (a)	47,877	1,201,713
MetLife, Inc. Series A, 4.00% (a)	89,770	2,237,068
MetLife, Inc. Series B, 6.50%	224,424	5,776,674
PartnerRe, Ltd. Series C, 6.75%	43,389	1,097,308
PartnerRe, Ltd. Series E, 7.25% (a)	55,919	1,532,181
Principal Financial Group, Inc. Series B, 6.52%	37,404	987,466
Protective Life Corp., 6.25% (a)	43,015	1,108,497
Prudential Financial, Inc., 9.00%	137,647	3,595,340
Prudential PLC, 6.75%	37,404	951,558
Prudential PLC, 6.50% (a)	44,885	1,142,323
Reinsurance Group of America, Inc., 6.20% (a)	59,846	1,578,737
RenaissanceRe Holdings, Ltd. Series C, 6.08% (a)	37,404	939,214
RenaissanceRe Holdings, Ltd. Series D, 6.60% (a)	44,885	1,140,528
W.R. Berkley Capital Trust II, 6.75% (a)	37,404	953,054

		51,753,139

MACHINERY — 1.0%
Stanley Black & Decker, Inc., 5.75% (a)	112,212	2,959,030

MULTI-UTILITIES — 2.0%
Dominion Resources, Inc. Series A, 8.38% (a)	102,487	2,854,263
DTE Energy Co., 6.50%	41,893	1,173,842
Xcel Energy, Inc., 7.60% (a)	59,846	1,545,822

		5,573,927

REAL ESTATE INVESTMENT TRUSTS — 11.7%
CommonWealth REIT Series E, 7.25%	41,144	1,072,213
Digital Realty Trust, Inc. Series E, 7.00%	43,015	1,150,651
Harris Preferred Capital Corp. Series A, 7.38% (a)	37,404	958,291
Health Care REIT, Inc. Series J, 6.50% (a)	43,015	1,142,478
Hospitality Properties Trust. Series J, 7.13% (a)	43,389	1,167,598
Kimco Realty Corp. Series G, 7.75% (a)	68,823	1,750,169
Kimco Realty Corp. Series I, 6.00% (a)	59,846	1,547,618
National Retail Properties, Inc. Series D, 6.63%	43,015	1,128,283
PS Business Parks, Inc., 6.00% (a)	52,366	1,345,806
Public Storage, 5.90%	43,015	1,117,530
Public Storage, 5.38%	67,327	1,704,046
Public Storage, 0.63%	68,823	1,826,562
Public Storage Series Q, 6.50% (a)	56,106	1,556,942
Public Storage Series R, 6.35% (a)	72,938	1,996,313
Public Storage Series T, 5.75% (a)	69,198	1,815,756
Realty Income Corp. Series F, 6.63%	61,156	1,627,973
Regency Centers Corp. Series 6, 6.63% (a)	37,404	1,000,557
Senior Housing Properties Trust, 5.63% (a)	52,366	1,291,869
Vornado Realty LP, 7.88%	68,823	1,889,191
Vornado Realty Trust, 5.70% (a)	44,885	1,124,369
Vornado Realty Trust Series I, 6.63% (a)	40,396	1,021,615
Wachovia Preferred Funding Corp. Series A, 7.25% (a)	112,212	3,037,579
Weingarten Realty Investors Series F, 6.50% (a)	52,366	1,323,289

		33,596,698

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
US Cellular Corp., 6.95%	51,169	1,400,496

TOTAL PREFERRED STOCKS —
(Cost $279,511,458)		285,036,304

SHORT TERM INVESTMENTS — 13.7%
MONEY MARKET FUNDS — 13.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	33,620,312	33,620,312
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)	5,765,953	5,765,953

TOTAL SHORT TERM INVESTMENTS —
(Cost $39,386,265)		39,386,265

TOTAL INVESTMENTS — 113.2% (f)
(Cost $318,897,723)		324,422,569
OTHER ASSETS & LIABILITIES — (13.2)%		(37,807,418)

NET ASSETS — 100.0%		$286,615,151

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Capital 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.9%
Treasury Bills*
0.07%, 12/6/2012	$107,047,000	$107,031,303
0.07%, 11/15/2012	152,406,000	152,391,709
0.07%, 11/1/2012	108,862,000	108,856,842
0.08%, 12/13/2012	152,406,000	152,379,733
0.08%, 11/8/2012	108,862,000	108,853,960
0.08%, 11/23/2012	107,047,000	107,035,182
0.08%, 12/20/2012	107,047,000	107,026,779
0.09%, 11/29/2012	107,047,000	107,036,473
0.10%, 12/27/2012	107,047,000	107,022,425

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $1,057,633,427)		1,057,634,406

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.21% (a)(b)(c) (Cost $634,985)	634,985	634,985

TOTAL INVESTMENTS — 100.0% (d)
(Cost $1,058,268,412)		1,058,269,391
OTHER ASSETS & LIABILITIES — 0.0% (e)		67,937

NET ASSETS — 100.0%		$1,058,337,328

*	Rate shown is the discount rate at time of purchase, not a coupon rate.
(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.

SPDR Barclays Capital TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	$32,919,147	$34,878,824
0.50%, 4/15/2015	18,557,742	19,494,351
1.13%, 1/15/2021	31,754,481	37,584,286
1.25%, 4/15/2014	13,671,205	14,220,240
1.25%, 7/15/2020	28,118,786	33,606,448
1.38%, 7/15/2018 (a)	13,150,568	15,423,118
1.38%, 1/15/2020	16,617,520	19,868,239
1.63%, 1/15/2015	18,844,595	20,196,130
1.63%, 1/15/2018 (a)	14,836,462	17,372,607
1.88%, 7/15/2015	16,552,141	18,215,134
1.88%, 7/15/2019	13,473,221	16,534,202
2.00%, 1/15/2014	21,098,260	22,037,765
2.00%, 7/15/2014	19,090,493	20,364,211
2.00%, 1/15/2016	16,221,214	18,183,008
2.13%, 1/15/2019	13,018,169	15,977,720
2.38%, 1/15/2017	16,200,086	19,002,214
2.50%, 7/15/2016	18,755,727	21,783,089
2.63%, 7/15/2017 (a)	12,792,504	15,468,952
Treasury Inflation Protected Indexed Bonds
0.13%, 4/15/2017	25,372,847	27,335,183
0.13%, 1/15/2022	34,543,398	37,716,900
0.13%, 7/15/2022 (a)	23,058,197	25,216,213
0.63%, 7/15/2021	30,116,618	34,478,709
0.75%, 2/15/2042	13,517,244	14,695,813
1.75%, 1/15/2028	14,134,338	18,321,636
2.00%, 1/15/2026	19,084,053	25,104,499
2.13%, 2/15/2040	13,292,911	19,426,394
2.13%, 2/15/2041	20,742,766	30,504,934
2.38%, 1/15/2025	28,132,527	38,211,849
2.38%, 1/15/2027	15,478,643	21,394,425
2.50%, 1/15/2029	12,481,392	17,879,594
3.38%, 4/15/2032	5,347,788	8,884,869
3.63%, 4/15/2028	19,652,083	31,246,812
3.88%, 4/15/2029	22,461,041	37,359,000

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $694,076,350)		767,987,368

	Shares
SHORT TERM INVESTMENTS — 4.1%
MONEY MARKET FUNDS — 4.1%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	30,925,838	30,925,838
State Street Institutional Liquid Reserves Fund 0.21% (c)(d)	485,803	485,803

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $31,411,641)		31,411,641

TOTAL INVESTMENTS — 103.7% (f)
(Cost $725,487,991)		799,399,009
OTHER ASSETS & LIABILITIES — (3.7)%		(28,520,395)

NET ASSETS — 100.0%		$770,878,614

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Short Term Treasury ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 98.8%
Treasury Bonds
7.25%, 5/15/2016	$13,000	$16,195
7.50%, 11/15/2016	10,000	12,860
8.75%, 5/15/2017	5,000	6,869
8.88%, 8/15/2017	5,000	6,986
9.25%, 2/15/2016	3,000	3,892
9.88%, 11/15/2015	3,000	3,887
10.63%, 8/15/2015	2,000	2,588
11.25%, 2/15/2015	6,000	7,555
Treasury Notes
0.13%, 12/31/2013	30,000	29,968
0.13%, 7/31/2014	25,000	24,947
0.25%, 10/31/2013 (a)	32,000	32,018
0.25%, 11/30/2013	34,000	34,016
0.25%, 1/31/2014	28,000	28,013
0.25%, 2/28/2014	30,000	30,015
0.25%, 3/31/2014	25,000	25,007
0.25%, 4/30/2014	25,000	25,006
0.25%, 5/31/2014	25,000	25,007
0.25%, 6/30/2014	25,000	25,004
0.25%, 8/31/2014	20,000	20,004
0.25%, 9/15/2014	26,000	26,002
0.25%, 9/30/2014	25,000	25,005
0.25%, 12/15/2014	28,000	27,995
0.25%, 1/15/2015 (a)	23,000	22,994
0.25%, 2/15/2015	25,000	24,985
0.25%, 5/15/2015	20,000	19,979
0.25%, 7/15/2015	25,000	24,964
0.25%, 8/15/2015	15,000	14,976
0.25%, 9/15/2015	25,000	24,956
0.38%, 11/15/2014	31,000	31,075
0.38%, 3/15/2015	25,000	25,061
0.38%, 4/15/2015	25,000	25,056
0.38%, 6/15/2015	23,000	23,048
0.50%, 10/15/2013 (a)	18,000	18,057
0.50%, 11/15/2013	24,000	24,079
0.50%, 8/15/2014	28,000	28,134
0.50%, 10/15/2014	26,000	26,132
0.50%, 7/31/2017 (a)	25,000	24,877
0.63%, 7/15/2014	31,000	31,212
0.63%, 5/31/2017	25,000	25,064
0.63%, 8/31/2017 (a)	25,000	25,015
0.75%, 12/15/2013	18,000	18,117
0.75%, 6/15/2014	31,000	31,272
0.75%, 6/30/2017	25,000	25,191
0.88%, 11/30/2016	33,000	33,532
0.88%, 12/31/2016	27,000	27,420
0.88%, 1/31/2017	25,000	25,383
0.88%, 2/28/2017	28,000	28,431
0.88%, 4/30/2017	20,000	20,283
1.00%, 1/15/2014	14,000	14,142
1.00%, 5/15/2014	22,000	22,272
1.00%, 8/31/2016	24,000	24,509
1.00%, 9/30/2016	34,000	34,720
1.00%, 10/31/2016	29,000	29,610
1.00%, 3/31/2017	30,000	30,601
1.25%, 2/15/2014	17,000	17,239
1.25%, 3/15/2014	18,000	18,266
1.25%, 4/15/2014	20,000	20,311
1.25%, 8/31/2015	25,000	25,682
1.25%, 9/30/2015	30,000	30,833
1.25%, 10/31/2015	25,000	25,702
1.38%, 11/30/2015	25,000	25,809
1.50%, 12/31/2013	23,000	23,369
1.50%, 6/30/2016	26,000	27,038
1.50%, 7/31/2016	24,000	24,964
1.75%, 1/31/2014	23,000	23,469
1.75%, 3/31/2014	26,000	26,591
1.75%, 7/31/2015	27,000	28,096
1.75%, 5/31/2016	22,000	23,067
1.88%, 2/28/2014	18,000	18,421
1.88%, 4/30/2014	27,000	27,698
1.88%, 6/30/2015	23,000	23,992
1.88%, 8/31/2017	25,000	26,536
1.88%, 9/30/2017	20,000	21,223
2.00%, 11/30/2013	19,000	19,395
2.00%, 1/31/2016	24,000	25,308
2.00%, 4/30/2016	22,000	23,252
2.13%, 11/30/2014	33,000	34,327
2.13%, 5/31/2015	27,000	28,306
2.13%, 12/31/2015	14,000	14,801
2.13%, 2/29/2016	15,000	15,891
2.25%, 5/31/2014	27,000	27,902
2.25%, 1/31/2015	34,000	35,562
2.25%, 3/31/2016	21,000	22,362
2.38%, 8/31/2014	33,000	34,340
2.38%, 9/30/2014	35,000	36,490
2.38%, 10/31/2014	32,000	33,405
2.38%, 2/28/2015	38,000	39,916
2.38%, 3/31/2016	15,000	16,035
2.38%, 7/31/2017	15,000	16,273
2.50%, 3/31/2015	39,000	41,161
2.50%, 4/30/2015	30,000	31,710
2.50%, 6/30/2017	20,000	21,791
2.63%, 6/30/2014	31,000	32,288
2.63%, 7/31/2014	32,000	33,392
2.63%, 12/31/2014	35,000	36,864
2.63%, 2/29/2016	12,000	12,915
2.63%, 4/30/2016	13,000	14,032
2.75%, 10/31/2013	20,000	20,550
2.75%, 11/30/2016	21,000	22,958
2.75%, 5/31/2017	10,000	11,007
3.00%, 8/31/2016	22,000	24,182
3.00%, 9/30/2016	23,000	25,309
3.00%, 2/28/2017	15,000	16,614
3.13%, 10/31/2016	25,000	27,675
3.13%, 1/31/2017	23,000	25,561
3.13%, 4/30/2017	20,000	22,316
3.25%, 5/31/2016	11,000	12,135
3.25%, 6/30/2016	16,000	17,684
3.25%, 7/31/2016 (a)	22,000	24,356
3.25%, 12/31/2016	18,000	20,074
3.25%, 3/31/2017	20,000	22,400
4.00%, 2/15/2014	24,000	25,243
4.00%, 2/15/2015	25,000	27,199
4.13%, 5/15/2015	21,000	23,098
4.25%, 11/15/2013	27,000	28,224
4.25%, 8/15/2014	20,000	21,494
4.25%, 11/15/2014	21,000	22,770
4.25%, 8/15/2015	24,000	26,700
4.50%, 11/15/2015	20,000	22,579

SPDR Barclays Capital Short Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

4.50%, 2/15/2016	$19,000	$21,632
4.50%, 5/15/2017	13,000	15,334
4.63%, 11/15/2016	18,000	21,034
4.63%, 2/15/2017	13,000	15,299
4.75%, 5/15/2014	23,000	24,681
4.75%, 8/15/2017	10,000	11,992
4.88%, 8/15/2016	16,000	18,714
5.13%, 5/15/2016	14,000	16,366

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $2,967,812)		2,985,190

	Shares
SHORT TERM INVESTMENTS — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	101,460	101,460
State Street Institutional Liquid Reserves Fund 0.21% (c)(d)	12,662	12,662

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $114,122)		114,122

TOTAL INVESTMENTS — 102.6% (f)
(Cost $3,081,934)		3,099,312
OTHER ASSETS & LIABILITIES — (2.6)%		(79,516)

NET ASSETS — 100.0%		$3,019,796

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Bonds
7.25%, 5/15/2016	$715,000	$890,711
7.25%, 8/15/2022	226,000	344,813
7.50%, 11/15/2016	301,000	387,089
7.88%, 2/15/2021	154,000	235,026
8.00%, 11/15/2021	382,000	598,350
8.13%, 8/15/2019	347,000	512,474
8.13%, 5/15/2021	70,000	108,914
8.13%, 8/15/2021	70,000	109,697
8.50%, 2/15/2020	154,000	235,201
8.75%, 5/15/2017	238,000	326,955
8.75%, 5/15/2020 (a)	130,000	202,588
8.75%, 8/15/2020	235,000	369,206
8.88%, 8/15/2017	158,000	220,756
8.88%, 2/15/2019	238,000	356,348
9.00%, 11/15/2018	186,000	276,883
9.13%, 5/15/2018	253,000	369,967
9.25%, 2/15/2016 (a)	183,000	237,435
9.88%, 11/15/2015	215,000	278,586
10.63%, 8/15/2015	133,000	172,134
11.25%, 2/15/2015	410,000	516,231
Treasury Notes
0.13%, 12/31/2013	1,090,000	1,088,855
0.13%, 7/31/2014	1,174,000	1,171,523
0.25%, 10/31/2013 (a)	1,205,000	1,205,675
0.25%, 11/30/2013	1,171,000	1,171,562
0.25%, 1/31/2014	1,200,000	1,200,576
0.25%, 2/28/2014	1,236,000	1,236,606
0.25%, 3/31/2014	1,169,000	1,169,327
0.25%, 4/30/2014	1,020,000	1,020,255
0.25%, 5/31/2014	1,334,000	1,334,374
0.25%, 6/30/2014	1,322,000	1,322,212
0.25%, 8/31/2014	1,356,000	1,356,244
0.25%, 9/15/2014	1,203,000	1,203,084
0.25%, 9/30/2014	1,200,000	1,200,240
0.25%, 12/15/2014	778,000	777,860
0.25%, 1/15/2015 (a)	799,000	798,776
0.25%, 2/15/2015	1,236,000	1,235,234
0.25%, 5/15/2015	1,275,000	1,273,687
0.25%, 7/15/2015	631,000	630,079
0.25%, 8/15/2015	678,000	676,929
0.25%, 9/15/2015	1,000,000	998,240
0.38%, 11/15/2014	793,000	794,919
0.38%, 3/15/2015	618,000	619,508
0.38%, 4/15/2015	850,000	851,896
0.38%, 6/15/2015	1,055,000	1,057,194
0.50%, 10/15/2013 (a)	1,032,000	1,035,240
0.50%, 11/15/2013	1,068,000	1,071,524
0.50%, 8/15/2014	1,021,000	1,025,901
0.50%, 10/15/2014	793,000	797,028
0.50%, 7/31/2017	452,000	449,776
0.63%, 7/15/2014	1,021,000	1,027,984
0.63%, 5/31/2017	850,000	852,167
0.63%, 8/31/2017	678,000	678,400
0.63%, 9/30/2017	500,000	499,865
0.75%, 12/15/2013	855,000	860,540
0.75%, 6/15/2014	1,167,000	1,177,223
0.75%, 6/30/2017	1,051,000	1,059,019
0.88%, 11/30/2016	1,171,000	1,189,877
0.88%, 12/31/2016	891,000	904,855
0.88%, 1/31/2017	1,042,000	1,057,953
0.88%, 2/28/2017	826,000	838,720
0.88%, 4/30/2017	850,000	862,028
0.88%, 7/31/2019	452,000	447,688
1.00%, 1/15/2014	771,000	778,818
1.00%, 5/15/2014	1,312,000	1,328,243
1.00%, 8/31/2016	1,171,000	1,195,814
1.00%, 9/30/2016	795,000	811,838
1.00%, 10/31/2016	795,000	811,735
1.00%, 3/31/2017	1,081,000	1,102,642
1.00%, 6/30/2019	876,000	875,860
1.00%, 8/31/2019 (a)	678,000	676,285
1.00%, 9/30/2019	700,000	697,319
1.13%, 5/31/2019	550,000	555,181
1.25%, 2/15/2014	775,000	785,904
1.25%, 3/15/2014	973,000	987,401
1.25%, 4/15/2014	778,000	790,098
1.25%, 8/31/2015	837,000	859,817
1.25%, 9/30/2015	1,123,000	1,154,174
1.25%, 10/31/2015	1,144,000	1,176,124
1.25%, 1/31/2019	640,000	653,638
1.25%, 4/30/2019	425,000	432,986
1.38%, 11/30/2015	1,180,000	1,218,208
1.38%, 9/30/2018	789,000	813,948
1.38%, 11/30/2018	789,000	813,238
1.38%, 12/31/2018 (a)	547,000	563,344
1.38%, 2/28/2019	410,000	421,665
1.50%, 12/31/2013	970,000	985,568
1.50%, 6/30/2016	1,136,000	1,181,372
1.50%, 7/31/2016	1,171,000	1,218,039
1.50%, 8/31/2018	939,000	975,752
1.50%, 3/31/2019	410,000	424,518
1.63%, 8/15/2022 (a)	752,000	751,120
1.75%, 1/31/2014	887,000	905,095
1.75%, 3/31/2014	989,000	1,011,480
1.75%, 7/31/2015	979,000	1,018,757
1.75%, 5/31/2016	875,000	917,437
1.75%, 10/31/2018 (a)	789,000	831,338
1.75%, 5/15/2022 (a)	2,086,000	2,115,496
1.88%, 2/28/2014	794,000	812,564
1.88%, 4/30/2014	1,247,000	1,279,223
1.88%, 6/30/2015	974,000	1,016,009
1.88%, 8/31/2017 (a)	1,023,000	1,085,853
1.88%, 9/30/2017	866,000	918,939
1.88%, 10/31/2017	869,000	922,278
2.00%, 11/30/2013	855,000	872,767
2.00%, 1/31/2016	1,029,000	1,085,091
2.00%, 4/30/2016	782,000	826,519
2.00%, 11/15/2021	1,584,000	1,653,664
2.00%, 2/15/2022	2,122,000	2,207,219
2.13%, 11/30/2014	1,482,000	1,541,576
2.13%, 5/31/2015	1,240,000	1,299,979
2.13%, 12/31/2015	621,000	656,521
2.13%, 2/29/2016	547,000	579,475
2.13%, 8/15/2021	1,836,000	1,942,139
2.25%, 5/31/2014	981,000	1,013,755
2.25%, 1/31/2015	1,051,000	1,099,283
2.25%, 3/31/2016	780,000	830,599
2.25%, 11/30/2017	665,000	718,699
2.25%, 7/31/2018	707,000	765,335
2.38%, 8/31/2014	1,421,000	1,478,721

SPDR Barclays Capital Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

2.38%, 9/30/2014	$1,436,000	$1,497,145
2.38%, 10/31/2014	1,396,000	1,457,298
2.38%, 2/28/2015	1,574,000	1,653,345
2.38%, 3/31/2016	678,000	724,762
2.38%, 7/31/2017	883,000	957,914
2.38%, 5/31/2018	772,000	840,639
2.38%, 6/30/2018	780,000	849,818
2.50%, 3/31/2015	1,576,000	1,663,326
2.50%, 4/30/2015	1,290,000	1,363,517
2.50%, 6/30/2017	631,000	687,493
2.63%, 6/30/2014	1,248,000	1,299,867
2.63%, 7/31/2014	1,341,000	1,399,333
2.63%, 12/31/2014	1,357,000	1,429,274
2.63%, 2/29/2016	391,000	420,825
2.63%, 4/30/2016	685,000	739,389
2.63%, 1/31/2018	456,000	502,074
2.63%, 4/30/2018	621,000	684,684
2.63%, 8/15/2020	1,568,000	1,733,424
2.63%, 11/15/2020	2,089,000	2,306,695
2.75%, 10/31/2013	711,000	730,538
2.75%, 11/30/2016	1,013,000	1,107,452
2.75%, 5/31/2017	705,000	775,972
2.75%, 12/31/2017	660,000	730,726
2.75%, 2/28/2018	566,000	627,394
2.75%, 2/15/2019	1,233,000	1,373,821
2.88%, 3/31/2018	562,000	627,158
3.00%, 8/31/2016	845,000	928,790
3.00%, 9/30/2016	1,097,000	1,207,139
3.00%, 2/28/2017	529,000	585,936
3.13%, 10/31/2016	634,000	701,838
3.13%, 1/31/2017	1,012,000	1,124,686
3.13%, 4/30/2017	704,000	785,537
3.13%, 5/15/2019	935,000	1,066,012
3.13%, 5/15/2021	1,305,000	1,492,085
3.25%, 5/31/2016	362,000	399,362
3.25%, 6/30/2016	746,000	824,531
3.25%, 7/31/2016 (a)	679,000	751,728
3.25%, 12/31/2016 (a)	708,000	789,583
3.25%, 3/31/2017	1,017,000	1,139,050
3.38%, 11/15/2019	1,190,000	1,379,936
3.50%, 2/15/2018	1,082,000	1,241,086
3.50%, 5/15/2020	1,612,000	1,887,636
3.63%, 8/15/2019	1,196,000	1,404,917
3.63%, 2/15/2020	1,841,000	2,169,931
3.63%, 2/15/2021	1,400,000	1,657,502
3.75%, 11/15/2018	949,000	1,113,917
3.88%, 5/15/2018	463,000	542,960
4.00%, 2/15/2014	1,116,000	1,173,809
4.00%, 2/15/2015	1,051,000	1,143,446
4.00%, 8/15/2018	347,000	411,369
4.13%, 5/15/2015	714,000	785,329
4.25%, 11/15/2013	896,000	936,634
4.25%, 8/15/2014	704,000	756,582
4.25%, 11/15/2014	560,000	607,202
4.25%, 8/15/2015	1,019,000	1,133,627
4.25%, 11/15/2017	846,000	998,948
4.50%, 11/15/2015	771,000	870,436
4.50%, 2/15/2016	676,000	769,653
4.50%, 5/15/2017	500,000	589,755
4.63%, 11/15/2016	775,000	905,626
4.63%, 2/15/2017 (a)	418,000	491,911
4.75%, 5/15/2014	967,000	1,037,678
4.75%, 8/15/2017 (a)	771,000	924,575
4.88%, 8/15/2016	853,000	997,686
5.13%, 5/15/2016	451,000	527,242

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $162,941,888)		170,866,020

	Shares
SHORT TERM INVESTMENTS — 4.0%
MONEY MARKET FUNDS — 4.0%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	6,318,480	6,318,480
State Street Institutional Liquid Reserves Fund 0.21% (c)(d)	474,266	474,266

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $6,792,746)		6,792,746

TOTAL INVESTMENTS — 103.3% (f)
(Cost $169,734,634)		177,658,766
OTHER ASSETS & LIABILITIES — (3.3)%		(5,637,323)

NET ASSETS — 100.0%		$172,021,443

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedule of Investments)

SPDR Barclays Capital Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds
2.75%, 8/15/2042	$1,875,000	$1,844,831
3.00%, 5/15/2042 (a)	2,548,000	2,643,652
3.13%, 11/15/2041	2,357,000	2,512,326
3.13%, 2/15/2042	2,425,000	2,580,928
3.50%, 2/15/2039	1,313,000	1,508,256
3.75%, 8/15/2041	1,908,000	2,282,750
3.88%, 8/15/2040	1,643,000	2,008,502
4.25%, 5/15/2039	1,342,000	1,740,037
4.25%, 11/15/2040	1,940,000	2,520,409
4.38%, 2/15/2038	767,000	1,010,162
4.38%, 11/15/2039	1,968,000	2,602,837
4.38%, 5/15/2040	1,770,000	2,343,038
4.38%, 5/15/2041	1,504,000	1,993,973
4.50%, 2/15/2036	1,101,000	1,469,218
4.50%, 5/15/2038	1,050,000	1,409,541
4.50%, 8/15/2039	1,000,000	1,346,840
4.63%, 2/15/2040	1,475,000	2,026,045
4.75%, 2/15/2037	450,000	622,863
4.75%, 2/15/2041	1,444,000	2,024,979
5.00%, 5/15/2037	474,000	679,043
5.25%, 11/15/2028	495,000	692,842
5.25%, 2/15/2029	496,000	695,749
5.38%, 2/15/2031	776,000	1,122,624
5.50%, 8/15/2028	421,000	602,784
6.00%, 2/15/2026	510,000	746,472
6.13%, 11/15/2027	855,000	1,287,014
6.13%, 8/15/2029	351,000	538,883
6.25%, 8/15/2023	927,000	1,345,318
6.25%, 5/15/2030	598,000	937,186
6.38%, 8/15/2027	316,000	484,855
6.50%, 11/15/2026	330,000	507,523
6.63%, 2/15/2027	317,000	493,766
6.75%, 8/15/2026	258,000	403,713
6.88%, 8/15/2025	383,000	597,105
7.13%, 2/15/2023	465,000	709,818
7.50%, 11/15/2024	367,000	591,780
7.63%, 11/15/2022 (a)	236,000	370,149
7.63%, 2/15/2025	300,000	489,915

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $49,542,299)		49,787,726

	Shares
SHORT TERM INVESTMENTS — 1.1%
MONEY MARKET FUNDS — 1.1%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	532,873	532,873
State Street Institutional Liquid Reserves Fund 0.21% (c)(d)	26,683	26,683

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $559,556)		559,556

TOTAL INVESTMENTS — 100.3% (f)
(Cost $50,101,855)		50,347,282
OTHER ASSETS & LIABILITIES — (0.3)%		(132,805)

NET ASSETS — 100.0%		$50,214,477

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 99.3%
AEROSPACE & DEFENSE — 1.3%
General Dynamics Corp.:
1.38%, 1/15/2015	$2,013,000	$2,045,638
5.25%, 2/1/2014	1,450,000	1,541,203
Honeywell International, Inc. 3.88%, 2/15/2014	1,600,000	1,674,650
Northrop Grumman Corp. 3.70%, 8/1/2014	350,000	367,842
Raytheon Co. 1.40%, 12/15/2014	1,250,000	1,272,152
Textron, Inc. 6.20%, 3/15/2015	1,000,000	1,104,458
The Boeing Co.:
3.50%, 2/15/2015	1,000,000	1,068,694
5.00%, 3/15/2014	2,250,000	2,398,696
United Technologies Corp.:
1.20%, 6/1/2015	2,000,000	2,033,836
4.88%, 5/1/2015	2,500,000	2,776,285

		16,283,454

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp. 7.38%, 1/15/2014	250,000	271,235
GATX Corp. 8.75%, 5/15/2014	1,250,000	1,393,807
United Parcel Service, Inc. 3.88%, 4/1/2014	1,825,000	1,920,031

		3,585,073

AIRLINES — 0.0% (a)
Southwest Airlines Co. 5.25%, 10/1/2014	122,000	130,506

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc. 1.75%, 3/1/2014	775,000	783,812

AUTOMOBILES — 0.6%
Daimler Finance North America LLC 6.50%, 11/15/2013	4,100,000	4,365,794
Harley-Davidson, Inc. 15.00%, 2/1/2014	50,000	57,575
PACCAR Financial Corp.:
0.75%, 8/14/2015	500,000	502,417
1.05%, 6/5/2015	1,000,000	1,003,168
1.55%, 9/29/2014	1,500,000	1,526,408
PACCAR, Inc. 6.88%, 2/15/2014	250,000	270,827

		7,726,189

BEVERAGES — 3.5%
Anheuser-Busch InBev Worldwide, Inc.:
0.80%, 7/15/2015	3,500,000	3,508,691
1.50%, 7/14/2014	2,600,000	2,641,970
3.63%, 4/15/2015	1,000,000	1,071,908
4.13%, 1/15/2015	2,000,000	2,157,161
5.38%, 11/15/2014	3,875,000	4,256,784
Bottling Group LLC 6.95%, 3/15/2014	1,625,000	1,773,313
Coca-Cola Enterprises, Inc.:
1.13%, 11/12/2013	1,525,000	1,533,194
2.13%, 9/15/2015	425,000	435,633
Coca-Cola HBC Finance BV 5.50%, 9/17/2015	2,935,000	3,153,469
Coca-Cola Refreshments USA, Inc.:
4.25%, 3/1/2015	350,000	380,075
7.38%, 3/3/2014	1,250,000	1,370,875
Diageo Capital PLC 7.38%, 1/15/2014	2,169,000	2,356,181
Diageo Finance BV 3.25%, 1/15/2015	500,000	528,547
PepsiAmericas, Inc. 4.38%, 2/15/2014	600,000	630,988
PepsiCo, Inc.:
0.70%, 8/13/2015	2,100,000	2,103,579
0.75%, 3/5/2015	2,500,000	2,508,428
0.80%, 8/25/2014	1,500,000	1,504,524
0.88%, 10/25/2013	1,500,000	1,507,736
3.10%, 1/15/2015	2,625,000	2,767,179
3.75%, 3/1/2014	1,825,000	1,907,558
The Coca-Cola Co.:
0.75%, 11/15/2013	2,450,000	2,460,691
0.75%, 3/13/2015	1,500,000	1,508,759
3.63%, 3/15/2014	2,875,000	3,005,561

		45,072,804

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.88%, 11/15/2014	1,188,000	1,215,071
4.85%, 11/18/2014	3,500,000	3,795,716
Genentech, Inc. 4.75%, 7/15/2015	2,500,000	2,771,065
Genzyme Corp. 3.63%, 6/15/2015	500,000	537,589
Gilead Sciences, Inc. 2.40%, 12/1/2014	1,500,000	1,550,129
Life Technologies Corp. 4.40%, 3/1/2015	1,000,000	1,060,962

		10,930,532

BUILDING PRODUCTS — 0.1%
CRH America, Inc. 5.30%, 10/15/2013	1,203,000	1,253,893

CAPITAL MARKETS — 7.4%
BlackRock, Inc.:
1.38%, 6/1/2015	2,000,000	2,045,766
3.50%, 12/10/2014	1,800,000	1,917,957
Deutsche Bank Financial LLC 5.38%, 3/2/2015	2,000,000	2,131,236
Jefferies Group, Inc. 5.88%, 6/8/2014	500,000	523,750
Morgan Stanley:
2.88%, 1/24/2014	2,250,000	2,280,059
2.88%, 7/28/2014	135,000	137,251
4.10%, 1/26/2015	6,500,000	6,731,292
4.20%, 11/20/2014	2,500,000	2,596,279
4.75%, 4/1/2014	7,125,000	7,382,007
6.00%, 5/13/2014	3,600,000	3,819,556
6.00%, 4/28/2015	8,000,000	8,660,596
6.75%, 10/15/2013	625,000	657,426
Northern Trust Corp. 4.63%, 5/1/2014	500,000	532,156
TD Ameritrade Holding Corp. 4.15%, 12/1/2014	1,070,000	1,137,533

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

The Bank of New York Mellon Corp.:
1.20%, 2/20/2015	$3,270,000	$3,321,598
1.50%, 1/31/2014	500,000	506,903
4.30%, 5/15/2014	4,800,000	5,107,228
4.95%, 3/15/2015	500,000	552,809
The Bear Stearns Cos. LLC 5.70%, 11/15/2014	5,500,000	6,030,409
The Charles Schwab Corp. 4.95%, 6/1/2014	1,700,000	1,821,260
The Goldman Sachs Group, Inc.:
3.30%, 5/3/2015	10,000,000	10,400,914
3.70%, 8/1/2015	2,000,000	2,109,595
5.00%, 10/1/2014	3,000,000	3,209,811
5.13%, 1/15/2015	5,750,000	6,182,070
5.15%, 1/15/2014	1,500,000	1,575,725
5.25%, 10/15/2013	4,350,000	4,541,040
5.50%, 11/15/2014	2,550,000	2,759,995
6.00%, 5/1/2014	5,438,000	5,829,173

		94,501,394

CHEMICALS — 1.9%
Airgas, Inc.:
2.85%, 10/1/2013	250,000	255,372
4.50%, 9/15/2014	1,124,000	1,194,573
E.I. du Pont de Nemours & Co.:
1.75%, 3/25/2014	2,600,000	2,650,303
3.25%, 1/15/2015	2,250,000	2,382,159
Ecolab, Inc.:
1.00%, 8/9/2015	1,793,000	1,800,069
2.38%, 12/8/2014	1,500,000	1,548,110
ICI Wilmington, Inc. 5.63%, 12/1/2013	1,000,000	1,053,015
Potash Corp. of Saskatchewan, Inc. 5.25%, 5/15/2014	1,250,000	1,340,096
Praxair, Inc. 4.63%, 3/30/2015	2,100,000	2,308,649
The Dow Chemical Co.:
5.90%, 2/15/2015	5,000,000	5,571,636
7.60%, 5/15/2014	2,100,000	2,319,194
The Sherwin-Williams Co. 3.13%, 12/15/2014	1,250,000	1,306,671

		23,729,847

COMMERCIAL BANKS — 13.7%
Abbey National Treasury Services PLC/London 2.88%, 4/25/2014	1,375,000	1,393,668
Banco Bradesco SA/Cayman Islands 8.75%, 4/24/2015	500,000	532,270
Bank of Montreal 1.75%, 4/29/2014	1,750,000	1,784,612
Bank of Nova Scotia:
1.85%, 1/12/2015	2,000,000	2,049,193
2.38%, 12/17/2013	3,500,000	3,579,558
3.40%, 1/22/2015	3,875,000	4,104,040
Bank One Corp. 4.90%, 4/30/2015	2,000,000	2,176,260
Barclays Bank PLC:
2.38%, 1/13/2014	1,000,000	1,008,012
2.75%, 2/23/2015	5,300,000	5,460,279
3.90%, 4/7/2015	500,000	530,039
5.20%, 7/10/2014	5,000,000	5,337,312
BB&T Corp.:
2.05%, 4/28/2014	1,150,000	1,174,899
5.70%, 4/30/2014	1,250,000	1,351,370
BBVA US Senior SAU 3.25%, 5/16/2014	2,050,000	2,042,239
BNP Paribas 3.25%, 3/11/2015	6,000,000	6,205,664
Comerica, Inc. 3.00%, 9/16/2015	690,000	725,786
Commonwealth Bank of Australia/New York, NY:
1.25%, 9/18/2015	2,000,000	2,009,897
1.95%, 3/16/2015	3,750,000	3,826,187
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 1.85%, 1/10/2014	2,625,000	2,663,578
Credit Suisse of New York, NY:
2.20%, 1/14/2014	3,050,000	3,089,178
3.50%, 3/23/2015	4,000,000	4,207,873
5.50%, 5/1/2014	4,790,000	5,124,576
Deutsche Bank AG London:
3.45%, 3/30/2015	2,100,000	2,210,062
3.88%, 8/18/2014	2,150,000	2,263,201
Fifth Third Bank 4.75%, 2/1/2015	1,000,000	1,073,993
HSBC Bank USA NA 4.63%, 4/1/2014	3,000,000	3,134,433
HSBC Finance Corp. 5.25%, 1/15/2014	1,000,000	1,053,082
HSBC USA, Inc. 2.38%, 2/13/2015	7,675,000	7,892,046
JPMorgan Chase & Co. 5.38%, 1/15/2014	500,000	529,801
Key Bank NA 5.80%, 7/1/2014	1,050,000	1,127,859
KeyCorp 3.75%, 8/13/2015	1,760,000	1,895,913
National Australia Bank/New York:
1.60%, 8/7/2015	3,500,000	3,533,206
2.00%, 3/9/2015	2,500,000	2,550,356
National Bank of Canada 1.50%, 6/26/2015	2,500,000	2,543,175
PNC Funding Corp.:
3.00%, 5/19/2014	200,000	208,156
3.63%, 2/8/2015	3,500,000	3,741,868
4.25%, 9/21/2015	1,500,000	1,651,236
5.40%, 6/10/2014	750,000	807,977
Regions Financial Corp. 5.75%, 6/15/2015	1,500,000	1,605,000
Royal Bank of Canada:
1.13%, 1/15/2014	1,000,000	1,006,858
1.15%, 3/13/2015	2,250,000	2,274,008
1.45%, 10/30/2014	4,475,000	4,549,791
SouthTrust Corp. 5.80%, 6/15/2014	1,750,000	1,882,679
Sumitomo Mitsui Banking Corp. 1.35%, 7/18/2015	2,000,000	2,015,943
The Bank Of New York Mellon Corp. 2.95%, 6/18/2015	500,000	531,443

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

The Royal Bank of Scotland PLC 3.25%, 1/11/2014	$750,000	$771,947
The Toronto-Dominion Bank 1.38%, 7/14/2014	1,650,000	1,674,454
Union Bank NA 2.13%, 12/16/2013	500,000	508,921
UnionBanCal Corp. 5.25%, 12/16/2013	1,500,000	1,575,609
US Bancorp:
1.13%, 10/30/2013	3,400,000	3,425,077
2.88%, 11/20/2014	2,000,000	2,101,232
4.20%, 5/15/2014	3,725,000	3,941,765
US Bank NA:
4.95%, 10/30/2014	1,450,000	1,569,510
6.30%, 2/4/2014	1,500,000	1,606,919
US Bank NA/Cincinnati OH 3.78%, 4/29/2020	3,000,000	3,190,993
Wachovia Bank 4.80%, 11/1/2014	337,000	361,957
Wachovia Corp.:
4.88%, 2/15/2014	500,000	524,997
5.25%, 8/1/2014	5,150,000	5,527,981
Wells Fargo & Co.:
1.25%, 2/13/2015	7,250,000	7,307,589
1.50%, 7/1/2015	5,000,000	5,079,935
3.63%, 4/15/2015	2,000,000	2,135,977
3.75%, 10/1/2014	6,450,000	6,821,484
4.95%, 10/16/2013	3,250,000	3,389,969
Westpac Banking Corp.:
1.13%, 9/25/2015	700,000	699,900
1.85%, 12/9/2013	600,000	608,583
3.00%, 8/4/2015	5,536,000	5,827,860
4.20%, 2/27/2015	4,725,000	5,076,446
Zions Bancorporation 7.75%, 9/23/2014	1,000,000	1,090,000

		175,277,681

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cornell University 4.35%, 2/1/2014	10,000	10,499
Pitney Bowes, Inc.:
4.88%, 8/15/2014	800,000	833,175
5.00%, 3/15/2015	750,000	791,444
The Board Of Trustees Of The Leland Stanford Junior University 3.63%, 5/1/2014	680,000	713,580
Waste Management, Inc. 5.00%, 3/15/2014	1,350,000	1,428,033

		3,776,731

COMMUNICATIONS EQUIPMENT — 0.4%
Cisco Systems, Inc.:
1.63%, 3/14/2014	4,188,000	4,265,922
2.90%, 11/17/2014	1,400,000	1,472,855

		5,738,777

COMPUTERS & PERIPHERALS — 2.3%
Computer Sciences Corp. 2.50%, 9/15/2015	446,000	454,172
Dell, Inc.:
2.10%, 4/1/2014	1,000,000	1,021,005
2.30%, 9/10/2015	2,119,000	2,188,665
5.63%, 4/15/2014	1,500,000	1,610,709
Hewlett-Packard Co.:
1.55%, 5/30/2014	2,250,000	2,258,477
2.35%, 3/15/2015	5,100,000	5,180,626
2.63%, 12/9/2014	1,000,000	1,024,561
4.75%, 6/2/2014	500,000	527,194
6.13%, 3/1/2014	4,750,000	5,067,834
International Business Machines Corp.:
0.75%, 5/11/2015	500,000	501,812
0.88%, 10/31/2014	5,500,000	5,560,952
1.25%, 5/12/2014	873,000	884,359
6.50%, 10/15/2013	2,525,000	2,684,244

		28,964,610

CONSUMER FINANCE — 1.0%
Caterpillar Financial Services Corp.:
1.05%, 3/26/2015	1,000,000	1,009,604
1.10%, 5/29/2015	500,000	505,132
1.38%, 5/20/2014	3,313,000	3,360,717
1.55%, 12/20/2013	2,750,000	2,787,753
1.65%, 4/1/2014	200,000	203,312
4.60%, 1/15/2014	500,000	526,568
6.13%, 2/17/2014	4,538,000	4,885,397

		13,278,483

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc. 5.65%, 8/1/2014	1,000,000	1,080,626

DIVERSIFIED CONSUMER SERVICES — 0.1%
Yale University 2.90%, 10/15/2014	1,750,000	1,835,456

DIVERSIFIED FINANCIAL SERVICES — 20.6%
American Express Co. 7.25%, 5/20/2014	3,943,000	4,359,623
American Express Credit Corp.:
1.75%, 6/12/2015	2,519,000	2,582,046
2.75%, 9/15/2015	3,000,000	3,165,123
5.13%, 8/25/2014	4,350,000	4,717,829
Bank of America Corp.:
4.50%, 4/1/2015	16,500,000	17,684,938
4.75%, 8/1/2015	500,000	543,305
5.38%, 6/15/2014	600,000	640,149
7.38%, 5/15/2014	7,125,000	7,800,464
Boeing Capital Corp. 3.25%, 10/27/2014	1,000,000	1,056,833
BP Capital Markets PLC:
3.63%, 5/8/2014	1,250,000	1,310,425
3.88%, 3/10/2015	5,500,000	5,902,584
5.25%, 11/7/2013	5,513,000	5,800,506
Capital One Financial Corp.:
2.13%, 7/15/2014	350,000	357,024
2.15%, 3/23/2015	4,100,000	4,209,015
6.25%, 11/15/2013	250,000	264,927
7.38%, 5/23/2014	3,200,000	3,529,616
Citigroup, Inc.:
2.25%, 8/7/2015	3,125,000	3,167,362
2.65%, 3/2/2015	2,500,000	2,556,651
4.70%, 5/29/2015	500,000	536,692
4.75%, 5/19/2015	5,750,000	6,190,418
4.88%, 5/7/2015	1,250,000	1,330,435
5.00%, 9/15/2014	7,700,000	8,111,905

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

5.13%, 5/5/2014	$784,000	$826,814
5.50%, 10/15/2014	3,250,000	3,503,921
6.00%, 12/13/2013	5,125,000	5,424,094
6.01%, 1/15/2015	5,250,000	5,760,788
6.38%, 8/12/2014	5,975,000	6,503,659
CME Group, Inc. 5.75%, 2/15/2014	3,000,000	3,213,377
Credit Suisse USA, Inc.:
4.88%, 1/15/2015	3,500,000	3,780,397
5.13%, 1/15/2014	2,250,000	2,362,870
5.13%, 8/15/2015	3,000,000	3,321,551
Ford Motor Credit Co. LLC:
2.75%, 5/15/2015	3,000,000	3,063,750
3.88%, 1/15/2015	7,500,000	7,818,750
5.63%, 9/15/2015	1,500,000	1,635,000
7.00%, 4/15/2015	5,500,000	6,173,750
8.00%, 6/1/2014	6,500,000	7,215,000
Franklin Resources, Inc. 3.13%, 5/20/2015	500,000	532,834
General Electric Capital Corp.:
1.63%, 7/2/2015	5,000,000	5,090,112
2.10%, 1/7/2014	3,875,000	3,946,243
2.15%, 1/9/2015	6,750,000	6,945,500
2.38%, 6/30/2015	500,000	515,005
3.50%, 6/29/2015	750,000	801,472
3.75%, 11/14/2014	4,500,000	4,764,703
4.38%, 9/21/2015	1,102,000	1,210,311
4.75%, 9/15/2014	2,000,000	2,145,279
4.88%, 3/4/2015	1,500,000	1,642,322
5.50%, 6/4/2014	3,125,000	3,355,787
5.65%, 6/9/2014	1,125,000	1,213,560
5.90%, 5/13/2014	3,625,000	3,925,010
HSBC Finance Corp.:
5.00%, 6/30/2015	673,000	724,630
5.25%, 4/15/2015	1,000,000	1,084,981
JPMorgan Chase & Co.:
1.88%, 3/20/2015	7,500,000	7,648,613
2.05%, 1/24/2014	2,000,000	2,035,508
3.40%, 6/24/2015	2,500,000	2,646,597
3.70%, 1/20/2015	5,700,000	6,041,386
4.65%, 6/1/2014	2,500,000	2,652,993
4.88%, 3/15/2014	600,000	630,468
5.13%, 9/15/2014	5,188,000	5,560,517
5.25%, 5/1/2015	1,250,000	1,371,338
Lazard Group LLC 7.13%, 5/15/2015	285,000	312,080
Mellon Funding Corp.:
5.00%, 12/1/2014	625,000	677,178
5.20%, 5/15/2014	549,000	592,125
Merrill Lynch & Co., Inc.:
5.00%, 2/3/2014	1,050,000	1,095,082
5.00%, 1/15/2015	3,000,000	3,213,553
5.45%, 7/15/2014	3,500,000	3,737,254
National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/2/2015	115,000	115,638
1.13%, 11/1/2013	2,500,000	2,518,486
4.75%, 3/1/2014	460,000	487,292
Nomura Holdings, Inc. 5.00%, 3/4/2015	3,000,000	3,160,139
ORIX Corp. 4.71%, 4/27/2015	1,000,000	1,057,018
Royal Bank of Scotland Group PLC:
2.55%, 9/18/2015	3,639,000	3,684,768
4.88%, 3/16/2015	4,500,000	4,835,784
SLM Corp.:
5.00%, 10/1/2013	3,450,000	3,569,025
5.05%, 11/14/2014	1,100,000	1,155,000
5.38%, 5/15/2014	1,600,000	1,680,000
The Nasdaq OMX Group, Inc. 4.00%, 1/15/2015	1,000,000	1,048,867
The Western Union Co. 6.50%, 2/26/2014	850,000	911,354
Toyota Motor Credit Corp.:
0.88%, 7/17/2015	4,500,000	4,520,518
1.00%, 2/17/2015	5,000,000	5,040,050
1.25%, 11/17/2014	1,245,000	1,261,023
UBS AG of Stamford, CT:
2.25%, 1/28/2014	1,200,000	1,218,254
3.88%, 1/15/2015	3,500,000	3,693,604

		262,490,852

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
British Telecommunications PLC 2.00%, 6/22/2015	2,000,000	2,051,448
Qwest Corp. 7.50%, 10/1/2014	2,100,000	2,341,157
Verizon Communications, Inc. 1.95%, 3/28/2014	2,850,000	2,913,914

		7,306,519

ELECTRIC UTILITIES — 3.8%
Alabama Power Co. 5.80%, 11/15/2013	2,000,000	2,118,695
Arizona Public Service Co. 5.80%, 6/30/2014	800,000	863,278
Commonwealth Edison Co. 1.63%, 1/15/2014	3,750,000	3,799,752
Consolidated Edison Co. of New York, Inc. 5.55%, 4/1/2014	500,000	536,591
Dominion Resources, Inc. 5.15%, 7/15/2015	800,000	893,191
Duke Energy Carolinas LLC 5.75%, 11/15/2013	1,000,000	1,059,372
Duke Energy Corp.:
3.95%, 9/15/2014	2,000,000	2,122,396
6.30%, 2/1/2014	2,000,000	2,148,635
Enersis SA/Cayman Island 7.38%, 1/15/2014	625,000	666,969
Entergy Louisiana LLC 1.88%, 12/15/2014	1,225,000	1,253,999
Exelon Corp. 4.90%, 6/15/2015	2,100,000	2,276,336
Exelon Generation Co. LLC 5.35%, 1/15/2014	500,000	528,841
FirstEnergy Solutions Corp. 4.80%, 2/15/2015	2,100,000	2,260,373
Georgia Power Co.:
0.75%, 8/10/2015	200,000	200,509
6.00%, 11/1/2013	1,250,000	1,323,616

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Nevada Power Co. 5.88%, 1/15/2015	$1,000,000	$1,108,584
NextEra Energy Capital Holdings, Inc. 1.20%, 6/1/2015	1,817,000	1,833,263
Nisource Finance Corp. 5.40%, 7/15/2014	1,225,000	1,312,596
NSTAR Electric Co. 4.88%, 4/15/2014	20,000	21,168
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	1,250,000	1,386,278
Pacific Gas & Electric Co. 6.25%, 12/1/2013	910,000	969,233
Peco Energy Co. 5.00%, 10/1/2014	50,000	54,304
PG&E Corp. 5.75%, 4/1/2014	2,400,000	2,575,286
PPL Energy Supply LLC 5.40%, 8/15/2014	350,000	374,159
Progress Energy, Inc. 6.05%, 3/15/2014	1,000,000	1,076,730
PSEG Power LLC 5.00%, 4/1/2014	350,000	366,822
Public Service Co. of Colorado 5.50%, 4/1/2014	1,000,000	1,073,218
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	345,000	346,989
5.00%, 8/15/2014	1,000,000	1,079,053
6.33%, 11/1/2013	1,543,000	1,639,364
Scottish Power, Ltd. 5.38%, 3/15/2015	2,509,000	2,630,195
Southern California Edison Co.:
4.15%, 9/15/2014	300,000	320,431
5.75%, 3/15/2014	1,701,000	1,829,312
Southern California Edison Co., Series 0 5.00%, 1/15/2014	1,000,000	1,057,868
The Cleveland Electric Illuminating Co. 5.65%, 12/15/2013	250,000	263,457
The Dayton Power & Light Co. 5.13%, 10/1/2013	950,000	990,940
The Detroit Edison Co. 6.40%, 10/1/2013	250,000	264,721
The Southern Co. 2.38%, 9/15/2015	2,500,000	2,571,800
Westar Energy, Inc. 6.00%, 7/1/2014	200,000	216,426
Wisconsin Electric Power Co. 6.00%, 4/1/2014	500,000	537,596

		47,952,346

ELECTRICAL EQUIPMENT — 0.1%
Emerson Electric Co. 5.63%, 11/15/2013	800,000	845,913

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Amphenol Corp. 4.75%, 11/15/2014	750,000	804,961
Avnet, Inc. 5.88%, 3/15/2014	350,000	368,115
Emerson Electric Co. 4.13%, 4/15/2015	300,000	325,733

		1,498,809

FOOD & STAPLES RETAILING — 1.6%
CVS Caremark Corp.:
3.25%, 5/18/2015	250,000	265,508
4.88%, 9/15/2014	1,625,000	1,755,211
Safeway, Inc. 6.25%, 3/15/2014	1,250,000	1,321,373
Target Corp. 1.13%, 7/18/2014	1,385,000	1,401,963
The Kroger Co. 7.50%, 1/15/2014	2,038,000	2,212,981
Wal-Mart Stores, Inc.:
0.75%, 10/25/2013	750,000	753,431
1.63%, 4/15/2014	2,510,000	2,563,367
2.25%, 7/8/2015	540,000	565,806
2.88%, 4/1/2015	1,000,000	1,061,251
3.00%, 2/3/2014	938,000	972,199
3.20%, 5/15/2014	5,938,000	6,219,423
Walgreen Co. 1.00%, 3/13/2015	1,209,000	1,215,148

		20,307,661

FOOD PRODUCTS — 1.3%
Bunge Ltd. Finance Corp. 5.35%, 4/15/2014	500,000	527,287
Campbell Soup Co.:
3.38%, 8/15/2014	930,000	978,150
4.88%, 10/1/2013	750,000	782,536
ConAgra Foods, Inc.:
1.35%, 9/10/2015	750,000	754,111
5.88%, 4/15/2014	850,000	913,935
Delhaize Group SA 5.88%, 2/1/2014	500,000	525,080
General Mills, Inc.:
1.55%, 5/16/2014	250,000	253,671
5.20%, 3/17/2015	2,000,000	2,205,767
Kellogg Co. 1.13%, 5/15/2015	750,000	757,682
Kraft Foods Group, Inc. 1.63%, 6/4/2015 (b)	3,000,000	3,046,974
Kraft Foods, Inc.:
5.25%, 10/1/2013	1,850,000	1,934,878
6.75%, 2/19/2014	1,025,000	1,110,360
Mead Johnson Nutrition Co. 3.50%, 11/1/2014	781,000	820,490
Unilever Capital Corp.:
0.45%, 7/30/2015	250,000	249,160
3.65%, 2/15/2014	2,125,000	2,216,416

		17,076,497

GAS UTILITIES — 0.0% (a)
Atmos Energy Corp. 4.95%, 10/15/2014	500,000	537,231

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Baxter International, Inc. 4.00%, 3/1/2014	1,875,000	1,963,698
Boston Scientific Corp.:
4.50%, 1/15/2015	2,340,000	2,499,521
5.45%, 6/15/2014	646,000	689,474

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CareFusion Corp. 5.13%, 8/1/2014	$500,000	$533,680
Covidien International Finance SA 1.35%, 5/29/2015	2,000,000	2,007,309
Hospira, Inc. 5.90%, 6/15/2014	2,600,000	2,801,494
Medtronic, Inc.:
3.00%, 3/15/2015	2,625,000	2,771,077
4.50%, 3/15/2014	1,050,000	1,106,262
St Jude Medical, Inc. 3.75%, 7/15/2014	950,000	997,235
Stryker Corp. 3.00%, 1/15/2015	750,000	789,450
Zimmer Holdings, Inc. 1.40%, 11/30/2014	450,000	453,456

		16,612,656

HEALTH CARE PROVIDERS & SERVICES — 0.9%
Cardinal Health, Inc. 4.00%, 6/15/2015	175,000	187,713
Coventry Health Care, Inc. 6.30%, 8/15/2014	850,000	921,895
Express Scripts, Inc. 6.25%, 6/15/2014	2,600,000	2,830,680
Howard Hughes Medical Institute 3.45%, 9/1/2014	1,490,000	1,575,502
UnitedHealth Group, Inc.:
4.88%, 3/15/2015	275,000	301,066
5.00%, 8/15/2014	2,350,000	2,538,068
WellPoint, Inc.:
1.25%, 9/10/2015	500,000	503,180
5.00%, 12/15/2014	1,900,000	2,057,089
6.00%, 2/15/2014	825,000	880,011

		11,795,204

HOTELS, RESTAURANTS & LEISURE — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. 7.88%, 10/15/2014	1,000,000	1,124,510

HOUSEHOLD DURABLES — 0.1%
Whirlpool Corp. 8.60%, 5/1/2014	607,000	670,727

HOUSEHOLD PRODUCTS — 0.8%
Colgate-Palmolive Co.:
0.60%, 11/15/2014	500,000	501,899
1.25%, 5/1/2014	1,350,000	1,367,234
Fortune Brands, Inc. 6.38%, 6/15/2014	662,000	722,130
The Clorox Co. 5.00%, 1/15/2015	1,250,000	1,358,094
The Procter & Gamble Co.:
0.70%, 8/15/2014	3,500,000	3,518,256
3.50%, 2/15/2015	1,000,000	1,062,343
4.95%, 8/15/2014	1,350,000	1,462,597

		9,992,553

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Constellation Energy Group, Inc. 4.55%, 6/15/2015	850,000	915,886
TransAlta Corp.:
4.75%, 1/15/2015	1,050,000	1,106,767
5.75%, 12/15/2013	500,000	523,188

		2,545,841

INDUSTRIAL CONGLOMERATES — 0.1%
Tyco Electronics Group SA 5.95%, 1/15/2014	850,000	905,552

INSURANCE — 3.6%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	605,000	632,779
5.60%, 5/15/2015	100,000	111,848
5.88%, 6/15/2014	715,000	775,188
Aflac, Inc. 3.45%, 8/15/2015	1,000,000	1,068,900
American International Group, Inc.:
2.38%, 8/24/2015	1,000,000	1,010,217
3.00%, 3/20/2015	1,050,000	1,087,783
3.65%, 1/15/2014	1,000,000	1,031,359
4.25%, 9/15/2014	2,900,000	3,059,447
Assurant, Inc. 5.63%, 2/15/2014	150,000	156,820
Berkshire Hathaway Finance Corp.:
1.50%, 1/10/2014	1,750,000	1,774,679
4.63%, 10/15/2013	38,000	39,671
4.85%, 1/15/2015	2,944,000	3,223,744
5.10%, 7/15/2014	1,125,000	1,216,197
Berkshire Hathaway, Inc. 3.20%, 2/11/2015	3,250,000	3,445,441
CNA Financial Corp. 5.85%, 12/15/2014	1,250,000	1,360,654
Genworth Financial, Inc. 5.75%, 6/15/2014	1,600,000	1,632,000
Jefferson-Pilot Corp. 4.75%, 1/30/2014	250,000	261,031
Lincoln National Corp. 4.30%, 6/15/2015	25,000	26,704
Marsh & McLennan Cos, Inc. 5.38%, 7/15/2014	600,000	644,858
MetLife, Inc.:
2.38%, 2/6/2014	3,688,000	3,766,163
5.00%, 11/24/2013	500,000	525,170
5.00%, 6/15/2015	2,150,000	2,378,361
5.50%, 6/15/2014	750,000	808,385
Principal Financial Group, Inc. 7.88%, 5/15/2014	850,000	943,933
Principal Life Income Funding Trusts 5.10%, 4/15/2014	1,500,000	1,598,688
Prudential Financial, Inc.:
3.88%, 1/14/2015	2,500,000	2,652,668
4.75%, 4/1/2014	1,670,000	1,761,978
4.75%, 9/17/2015	2,000,000	2,199,182
5.10%, 9/20/2014	1,550,000	1,674,890
The Allstate Corp.:
5.00%, 8/15/2014	2,490,000	2,684,416
6.20%, 5/16/2014	700,000	761,615
XL Group PLC 5.25%, 9/15/2014	1,350,000	1,442,054

		45,756,823

INTERNET SOFTWARE & SERVICES — 0.3%
eBay, Inc.:
0.70%, 7/15/2015	1,288,000	1,292,987
0.88%, 10/15/2013	850,000	855,154

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Google, Inc. 1.25%, 5/19/2014	$1,925,000	$1,955,090

		4,103,231

IT SERVICES — 0.3%
International Business Machines Corp. 0.55%, 2/6/2015	3,250,000	3,256,829

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. 6.13%, 5/15/2014	850,000	914,751

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Thermo Fisher Scientific, Inc.:
2.05%, 2/21/2014	620,000	630,768
3.20%, 5/1/2015	2,000,000	2,111,405
3.25%, 11/20/2014	500,000	524,910

		3,267,083

MACHINERY — 1.2%
Caterpillar, Inc.:
0.95%, 6/26/2015	3,000,000	3,023,557
1.38%, 5/27/2014	960,000	973,193
Danaher Corp. 1.30%, 6/23/2014	705,000	714,201
Deere & Co. 6.95%, 4/25/2014	160,000	175,845
Eaton Corp. 5.95%, 3/20/2014	350,000	374,728
Illinois Tool Works, Inc. 5.15%, 4/1/2014	1,500,000	1,601,998
Ingersoll-Rand Global Holding Co., Ltd. 9.50%, 4/15/2014	345,000	386,884
John Deere Capital Corp.:
0.88%, 4/17/2015	2,500,000	2,513,547
0.95%, 6/29/2015	1,000,000	1,007,876
1.25%, 12/2/2014	1,975,000	2,003,054
1.60%, 3/3/2014	500,000	507,498
2.95%, 3/9/2015	2,500,000	2,638,285

		15,920,666

MEDIA — 3.5%
Comcast Corp.:
5.30%, 1/15/2014	1,000,000	1,058,375
6.50%, 1/15/2015	3,800,000	4,275,415
Cox Communications, Inc. 5.45%, 12/15/2014	4,000,000	4,402,071
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.55%, 3/15/2015	2,250,000	2,382,625
4.75%, 10/1/2014	2,203,000	2,368,915
Discovery Communications LLC 3.70%, 6/1/2015	2,000,000	2,143,926
NBCUniversal Media LLC:
2.10%, 4/1/2014	2,625,000	2,682,122
3.65%, 4/30/2015	2,000,000	2,139,450
News America, Inc. 5.30%, 12/15/2014	1,312,000	1,435,045
Reed Elsevier Capital, Inc. 7.75%, 1/15/2014	1,250,000	1,357,077
TCI Communications, Inc. 8.75%, 8/1/2015	215,000	260,687
The Interpublic Group of Cos., Inc. 6.25%, 11/15/2014 (c)	500,000	545,000
The Walt Disney Co.:
0.88%, 12/1/2014	2,800,000	2,829,269
4.50%, 12/15/2013	1,980,000	2,076,538
Thomson Reuters Corp. 5.70%, 10/1/2014	1,030,000	1,122,613
Time Warner Cable, Inc.:
3.50%, 2/1/2015	1,000,000	1,056,081
7.50%, 4/1/2014	2,438,000	2,671,037
8.25%, 2/14/2014	2,150,000	2,361,752
Time Warner, Inc. 3.15%, 7/15/2015	2,000,000	2,125,936
Viacom, Inc.:
1.25%, 2/27/2015	1,500,000	1,515,694
4.38%, 9/15/2014	2,150,000	2,305,804
WPP Finance UK:
5.88%, 6/15/2014	750,000	803,186
8.00%, 9/15/2014	1,100,000	1,231,816

		45,150,434

METALS & MINING — 2.1%
ArcelorMittal:
4.00%, 2/25/2015	1,500,000	1,486,875
4.00%, 8/5/2015	2,000,000	1,982,500
9.25%, 2/15/2015	1,000,000	1,093,250
ArcelorMittal USA, Inc. 6.50%, 4/15/2014	1,000,000	1,036,250
Barrick Gold Corp. 1.75%, 5/30/2014	1,050,000	1,065,227
Barrick Gold Finance Co. 4.88%, 11/15/2014	700,000	753,430
BHP Billiton Finance USA, Ltd.:
1.00%, 2/24/2015	1,500,000	1,508,538
1.13%, 11/21/2014	2,875,000	2,901,503
5.50%, 4/1/2014	5,750,000	6,162,018
Freeport-McMoRan Copper & Gold, Inc. 1.40%, 2/13/2015	800,000	804,843
Rio Tinto Finance USA PLC 1.13%, 3/20/2015	2,500,000	2,513,102
Rio Tinto Finance USA, Ltd. 8.95%, 5/1/2014	4,750,000	5,346,500

		26,654,036

MULTI-UTILITIES — 0.6%
Alliant Energy Corp. 4.00%, 10/15/2014	1,075,000	1,121,251
Ameren Corp. 8.88%, 5/15/2014	900,000	998,091
Dominion Resources, Inc. 1.80%, 3/15/2014	1,359,000	1,383,792
DTE Energy Co. 7.63%, 5/15/2014	810,000	897,656
MidAmerican Energy Co. 4.65%, 10/1/2014	500,000	536,152
Midamerican Energy Holdings Co. 5.00%, 2/15/2014	850,000	897,533
Sempra Energy:
2.00%, 3/15/2014	1,650,000	1,681,249

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

8.90%, 11/15/2013	$350,000	$381,646

		7,897,370

MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc.:
5.75%, 7/15/2014	619,000	669,376
7.88%, 7/15/2015	1,500,000	1,761,989
Nordstrom, Inc. 6.75%, 6/1/2014	542,000	596,042

		3,027,407

OFFICE ELECTRONICS — 0.3%
Xerox Corp.:
4.25%, 2/15/2015	1,600,000	1,695,983
8.25%, 5/15/2014	2,375,000	2,631,317

		4,327,300

OIL, GAS & CONSUMABLE FUELS — 5.5%
Anadarko Petroleum Corp.:
5.75%, 6/15/2014	775,000	833,107
7.63%, 3/15/2014	500,000	545,906
BP Capital Markets PLC 1.70%, 12/5/2014	3,350,000	3,424,465
Canadian Natural Resources, Ltd.:
1.45%, 11/14/2014	2,150,000	2,177,489
4.90%, 12/1/2014	500,000	543,490
Cenovus Energy, Inc. 4.50%, 9/15/2014	1,500,000	1,600,204
Chevron Corp. 3.95%, 3/3/2014	3,688,000	3,868,620
ConocoPhillips:
4.60%, 1/15/2015	4,850,000	5,283,358
4.75%, 2/1/2014	530,000	558,505
Consolidated Natural Gas Co. 5.00%, 12/1/2014	950,000	1,037,895
Devon Energy Corp. 5.63%, 1/15/2014	1,000,000	1,063,205
Diamond Offshore Drilling, Inc. 5.15%, 9/1/2014	125,000	134,972
EnCana Corp. 4.75%, 10/15/2013	850,000	882,498
EnCana Holdings Finance Corp. 5.80%, 5/1/2014	2,350,000	2,517,473
Energy Transfer Partners LP 8.50%, 4/15/2014	2,031,000	2,232,013
Enterprise Products Operating LLC:
1.25%, 8/13/2015	2,219,000	2,230,875
9.75%, 1/31/2014	1,400,000	1,562,673
Enterprise Products Operating LLC, Series G 5.60%, 10/15/2014	2,700,000	2,944,864
EOG Resources, Inc.:
2.95%, 6/1/2015	1,000,000	1,049,560
6.13%, 10/1/2013	500,000	527,294
Hess Corp. 7.00%, 2/15/2014	300,000	323,433
Husky Energy, Inc. 5.90%, 6/15/2014	1,225,000	1,327,981
Kinder Morgan Energy Partners LP:
5.00%, 12/15/2013	2,400,000	2,518,583
5.63%, 2/15/2015	317,000	349,235
Magellan Midstream Partners LP 6.45%, 6/1/2014	250,000	271,414
Noble Holding International, Ltd.:
3.45%, 8/1/2015	358,000	376,678
7.38%, 3/15/2014	625,000	677,760
Occidental Petroleum Corp. 1.45%, 12/13/2013	1,150,000	1,164,578
PC Financial Partnership 5.00%, 11/15/2014	876,000	949,581
Phillips 66 1.95%, 3/5/2015 (b)	1,500,000	1,531,914
Plains All American Pipeline LP/PAA Finance Corp. 5.63%, 12/15/2013	750,000	793,882
Shell International Finance BV:
3.10%, 6/28/2015	3,250,000	3,465,099
3.25%, 9/22/2015	3,000,000	3,233,152
4.00%, 3/21/2014	4,995,000	5,248,085
Spectra Energy Capital LLC 5.67%, 8/15/2014	500,000	535,533
Talisman Energy, Inc. 5.13%, 5/15/2015	1,000,000	1,088,536
Total Capital Canada, Ltd. 1.63%, 1/28/2014	1,125,000	1,142,591
Total Capital SA 3.00%, 6/24/2015	3,000,000	3,191,334
TransCanada PipeLines Ltd. 4.88%, 1/15/2015	1,000,000	1,094,389
TransCanada PipeLines, Ltd. 0.88%, 3/2/2015	1,850,000	1,859,536
Valero Energy Corp. 4.50%, 2/1/2015	1,100,000	1,179,049
Weatherford International, Ltd. 4.95%, 10/15/2013	450,000	468,132
Williams Partners LP 3.80%, 2/15/2015	1,500,000	1,590,570
XTO Energy, Inc. 5.75%, 12/15/2013	750,000	798,770

		70,198,281

PAPER & FOREST PRODUCTS — 0.2%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015	500,000	539,990
International Paper Co.:
5.30%, 4/1/2015	1,000,000	1,091,355
7.40%, 6/15/2014	750,000	822,340

		2,453,685

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. 5.63%, 3/1/2014	1,000,000	1,054,550

PHARMACEUTICALS — 4.3%
Abbott Laboratories:
2.70%, 5/27/2015	1,500,000	1,586,538
4.35%, 3/15/2014	975,000	1,031,719
Aristotle Holding, Inc. 2.75%, 11/21/2014 (b)	3,500,000	3,626,251
AstraZeneca PLC 5.40%, 6/1/2014	1,300,000	1,399,019
Eli Lilly & Co. 4.20%, 3/6/2014	1,932,000	2,029,781

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

GlaxoSmithKline Capital PLC 0.75%, 5/8/2015	$1,000,000	$1,005,682
GlaxoSmithKline Capital, Inc. 4.38%, 4/15/2014	4,375,000	4,637,345
Johnson & Johnson 1.20%, 5/15/2014	1,775,000	1,796,780
McKesson Corp. 6.50%, 2/15/2014	875,000	943,674
Merck & Co., Inc.:
4.00%, 6/30/2015	1,000,000	1,089,346
4.75%, 3/1/2015	2,000,000	2,193,256
5.30%, 12/1/2013	2,250,000	2,377,095
Novartis Capital Corp.:
2.90%, 4/24/2015	3,000,000	3,174,509
4.13%, 2/10/2014	4,850,000	5,088,361
Pfizer, Inc.:
4.50%, 2/15/2014	2,250,000	2,378,025
5.35%, 3/15/2015	5,850,000	6,524,808
Sanofi:
1.20%, 9/30/2014	2,150,000	2,178,151
1.63%, 3/28/2014	2,350,000	2,387,830
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015	2,750,000	2,914,643
Teva Pharmaceutical Finance III 1.70%, 3/21/2014	750,000	761,630
Teva Pharmaceutical Finance IV LLC 1.70%, 11/10/2014	1,325,000	1,354,364
Watson Pharmaceuticals, Inc. 5.00%, 8/15/2014	1,000,000	1,074,191
Wyeth 5.50%, 2/1/2014	3,625,000	3,859,499

		55,412,497

PIPELINES — 0.2%
Enbridge, Inc. 5.80%, 6/15/2014	1,985,000	2,144,285

REAL ESTATE INVESTMENT TRUSTS — 1.2%
Boston Properties LP 5.63%, 4/15/2015	1,250,000	1,372,715
Digital Realty Trust LP 4.50%, 7/15/2015	1,000,000	1,071,405
Duke Realty LP:
5.40%, 8/15/2014	200,000	212,658
7.38%, 2/15/2015	1,000,000	1,123,646
ERP Operating LP:
5.25%, 9/15/2014	500,000	541,149
6.58%, 4/13/2015	2,000,000	2,270,042
HCP, Inc.:
2.70%, 2/1/2014	560,000	570,774
5.65%, 12/15/2013	1,250,000	1,316,974
Health Care REIT, Inc. 6.00%, 11/15/2013	250,000	262,929
Hospitality Properties Trust 7.88%, 8/15/2014	1,350,000	1,441,723
Liberty Property LP 5.13%, 3/2/2015	400,000	429,775
ProLogis LP 7.63%, 8/15/2014	650,000	718,233
Simon Property Group LP:
4.20%, 2/1/2015	1,600,000	1,704,967
6.75%, 5/15/2014	1,000,000	1,079,035
UDR, Inc. 5.25%, 1/15/2015	425,000	456,136
Vornado Realty LP 4.25%, 4/1/2015	1,000,000	1,050,193

		15,622,354

REGIONAL BANKS — 0.1%
Regions Financial Corp. 7.75%, 11/10/2014	1,500,000	1,661,250

ROAD & RAIL — 0.7%
Burlington Northern Santa Fe LLC:
4.88%, 1/15/2015	1,125,000	1,229,300
7.00%, 2/1/2014	1,750,000	1,896,284
Canadian National Railway Co. 4.95%, 1/15/2014	500,000	527,946
CSX Corp. 6.25%, 4/1/2015	1,500,000	1,699,549
Norfolk Southern Corp. 5.26%, 9/17/2014	1,100,000	1,194,304
Ryder System, Inc. 5.85%, 3/1/2014	1,000,000	1,055,803
Union Pacific Corp. 5.13%, 2/15/2014	1,225,000	1,299,062

		8,902,248

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Analog Devices, Inc. 5.00%, 7/1/2014	853,000	923,076
Broadcom Corp. 1.50%, 11/1/2013	250,000	252,181
Texas Instruments, Inc.:
0.45%, 8/3/2015	3,400,000	3,389,492
1.38%, 5/15/2014	1,846,000	1,875,374

		6,440,123

SOFTWARE — 1.3%
Adobe Systems, Inc. 3.25%, 2/1/2015	3,000,000	3,136,824
CA, Inc. 6.13%, 12/1/2014	1,000,000	1,096,183
Microsoft Corp.:
1.63%, 9/25/2015	3,500,000	3,625,979
2.95%, 6/1/2014	4,900,000	5,116,542
Oracle Corp. 3.75%, 7/8/2014	3,838,000	4,063,054

		17,038,582

SPECIALTY RETAIL — 0.7%
AutoZone, Inc.:
5.75%, 1/15/2015	500,000	546,915
6.50%, 1/15/2014	1,000,000	1,070,374
Home Depot, Inc. 5.25%, 12/16/2013	2,400,000	2,540,457
McDonald’s Corp. 0.75%, 5/29/2015	1,000,000	1,001,055
Staples, Inc. 9.75%, 1/15/2014	3,150,000	3,489,432

		8,648,233

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

THRIFTS & MORTGAGE FINANCE — 0.1%
Santander Holdings USA, Inc. 3.00%, 9/24/2015	$1,760,000	$1,767,803

TOBACCO — 0.8%
Altria Group, Inc.:
4.13%, 9/11/2015	2,100,000	2,292,506
7.75%, 2/6/2014	938,000	1,024,632
8.50%, 11/10/2013	2,950,000	3,202,179
Philip Morris International, Inc. 6.88%, 3/17/2014	3,375,000	3,685,737

		10,205,054

WIRELESS TELECOMMUNICATION SERVICES — 5.5%
America Movil SAB de CV:
3.63%, 3/30/2015	1,500,000	1,590,756
5.50%, 3/1/2014 (c)	1,525,000	1,616,500
5.75%, 1/15/2015	1,000,000	1,102,167
American Tower Corp. 4.63%, 4/1/2015	1,075,000	1,148,646
AT&T, Inc.:
0.88%, 2/13/2015	3,850,000	3,878,481
2.50%, 8/15/2015	4,250,000	4,465,911
5.10%, 9/15/2014	5,350,000	5,818,434
BellSouth Corp. 5.20%, 9/15/2014	2,249,000	2,438,784
Cellco Partnership/Verizon Wireless Capital LLC:
5.55%, 2/1/2014	6,750,000	7,178,971
7.38%, 11/15/2013	2,750,000	2,956,098
Deutsche Telekom International Finance BV 4.88%, 7/8/2014	950,000	1,010,754
France Telecom SA:
2.13%, 9/16/2015	2,500,000	2,568,491
4.38%, 7/8/2014	2,025,000	2,138,666
Rogers Communications, Inc.:
6.38%, 3/1/2014	3,000,000	3,226,676
7.50%, 3/15/2015	1,000,000	1,154,364
Telecom Italia Capital SA:
4.95%, 9/30/2014	5,500,000	5,678,750
5.25%, 11/15/2013	2,350,000	2,411,688
6.18%, 6/18/2014	2,000,000	2,095,000
Telefonica Emisiones SAU:
3.73%, 4/27/2015	750,000	746,250
4.95%, 1/15/2015	3,375,000	3,442,500
Telefonos de Mexico SAB de CV 5.50%, 1/27/2015	1,300,000	1,427,816
Verizon Communications, Inc. 1.25%, 11/3/2014	3,132,000	3,163,740
Verizon New England, Inc., Series C 4.75%, 10/1/2013	625,000	650,565
Vodafone Group PLC:
4.15%, 6/10/2014	3,138,000	3,323,004
5.00%, 12/16/2013	2,650,000	2,792,136
5.00%, 9/15/2015	2,000,000	2,247,374
5.38%, 1/30/2015	500,000	553,200

		70,825,722

TOTAL CORPORATE BONDS & NOTES —
(Cost $1,256,719,955)		1,268,263,336

	Shares
SHORT TERM INVESTMENT — 2.3%
MONEY MARKET FUND — 2.3%
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)(f) (Cost $28,856,030)	28,856,030	28,856,030

TOTAL INVESTMENTS — 101.6% (g)
(Cost $1,285,575,985)		1,297,119,366
OTHER ASSETS & LIABILITIES — (1.6)%		(19,843,385)

NET ASSETS — 100.0%		$1,277,275,981

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs established under FAS 157. (See accompanying Notes to Schedule of Investments.)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 99.0%
AEROSPACE & DEFENSE — 1.4%
Embraer SA 5.15%, 6/15/2022	$250,000	$268,750
General Dynamics Corp.:
5.25%, 2/1/2014	100,000	106,290
5.38%, 8/15/2015	150,000	169,309
Goodrich Corp. 3.60%, 2/1/2021	150,000	164,450
Honeywell International, Inc. 5.00%, 2/15/2019 (a)	440,000	526,219
L-3 Communications Corp.:
3.95%, 11/15/2016	50,000	54,189
4.75%, 7/15/2020	250,000	274,027
Lockheed Martin Corp.:
3.35%, 9/15/2021	150,000	157,858
4.25%, 11/15/2019	145,000	162,585
Northrop Grumman Corp. 1.85%, 11/15/2015	250,000	256,828
Raytheon Co. 3.13%, 10/15/2020	400,000	427,495
Textron, Inc. 4.63%, 9/21/2016	100,000	109,173
The Boeing Co. 3.50%, 2/15/2015	500,000	534,347
United Technologies Corp.:
1.20%, 6/1/2015	60,000	61,015
1.80%, 6/1/2017	33,000	34,078
3.10%, 6/1/2022	500,000	529,679
4.50%, 4/15/2020	250,000	293,768
5.38%, 12/15/2017	260,000	314,899

		4,444,959

AIR FREIGHT & LOGISTICS — 0.4%
FedEx Corp. 8.00%, 1/15/2019	150,000	198,365
GATX Corp. 4.75%, 5/15/2015	175,000	187,417
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	141,311
United Parcel Service, Inc.:
3.13%, 1/15/2021	250,000	268,651
5.13%, 4/1/2019	250,000	303,547

		1,099,291

AIRLINES — 0.3%
American Airlines 2011-2 Pass Through Trust, Class A 8.63%, 4/15/2023	388,191	415,365
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	137,433	147,740
United Air Lines, Inc. Pass Through Trust 9.75%, 7/15/2018	199,333	228,735

		791,840

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc. 5.00%, 3/30/2020	150,000	171,765

AUTOMOBILES — 0.2%
Daimler Finance North America LLC 6.50%, 11/15/2013	440,000	468,524
PACCAR Financial Corp. 1.55%, 9/29/2014	150,000	152,641

		621,165

BEVERAGES — 2.7%
Anheuser-Busch InBev Worldwide, Inc.:
0.80%, 7/15/2015	150,000	150,372
1.38%, 7/15/2017	388,000	391,502
1.50%, 7/14/2014	100,000	101,614
2.50%, 7/15/2022	500,000	506,612
2.88%, 2/15/2016 (a)	45,000	47,898
3.63%, 4/15/2015	300,000	321,572
4.13%, 1/15/2015 (a)	195,000	210,323
5.38%, 1/15/2020	615,000	762,747
7.75%, 1/15/2019	300,000	404,872
Coca-Cola Enterprises, Inc.:
1.13%, 11/12/2013	150,000	150,806
3.50%, 9/15/2020	150,000	159,225
Diageo Capital PLC:
4.83%, 7/15/2020	250,000	293,116
5.75%, 10/23/2017	175,000	213,211
Diageo Finance BV 3.25%, 1/15/2015	390,000	412,267
Dr. Pepper Snapple Group, Inc. 3.20%, 11/15/2021	200,000	206,440
PepsiCo, Inc.:
0.70%, 8/13/2015	100,000	100,170
0.88%, 10/25/2013	350,000	351,805
1.25%, 8/13/2017	100,000	100,328
2.50%, 5/10/2016	400,000	422,225
3.00%, 8/25/2021	320,000	338,253
3.10%, 1/15/2015	160,000	168,666
3.13%, 11/1/2020 (a)	250,000	268,229
3.75%, 3/1/2014	250,000	261,309
5.00%, 6/1/2018	285,000	338,470
The Coca-Cola Co.:
0.75%, 3/13/2015	100,000	100,584
1.50%, 11/15/2015	500,000	512,959
1.65%, 3/14/2018	250,000	257,519
3.15%, 11/15/2020	270,000	293,425
3.30%, 9/1/2021	300,000	328,165
3.63%, 3/15/2014	250,000	261,353

		8,436,037

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.30%, 6/15/2016	250,000	259,654
4.10%, 6/15/2021	350,000	381,352
5.70%, 2/1/2019	250,000	298,394
5.85%, 6/1/2017	100,000	119,132
6.15%, 6/1/2018	350,000	427,848
Biogen Idec, Inc. 6.88%, 3/1/2018	150,000	184,496
Celgene Corp.:
1.90%, 8/15/2017	350,000	353,249
3.25%, 8/15/2022	100,000	100,943
Genentech, Inc. 4.75%, 7/15/2015	150,000	166,264

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Gilead Sciences, Inc. 4.50%, 4/1/2021	$375,000	$426,482

		2,717,814

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	359,000	399,564

BUILDING PRODUCTS — 0.1%
Owens Corning 9.00%, 6/15/2019	265,000	332,677

CAPITAL MARKETS — 5.9%
Ameriprise Financial, Inc. 5.30%, 3/15/2020	150,000	175,758
BlackRock, Inc.:
3.38%, 6/1/2022	350,000	368,211
5.00%, 12/10/2019	356,000	419,680
Jefferies Group, Inc. 5.13%, 4/13/2018 (a)	350,000	352,625
Morgan Stanley:
2.88%, 7/28/2014 (a)	40,000	40,667
3.45%, 11/2/2015	1,500,000	1,537,110
3.80%, 4/29/2016	1,000,000	1,029,313
4.75%, 4/1/2014 (a)	1,245,000	1,289,909
5.50%, 7/28/2021 (a)	200,000	216,880
5.63%, 9/23/2019	1,235,000	1,333,672
5.75%, 1/25/2021	300,000	324,937
6.00%, 4/28/2015	150,000	162,386
7.30%, 5/13/2019	500,000	587,508
Northern Trust Corp.:
3.38%, 8/23/2021 (a)	150,000	161,801
3.45%, 11/4/2020	100,000	108,155
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	145,000	169,267
The Bank of New York Mellon Corp.:
1.50%, 1/31/2014	350,000	354,832
1.97%, 6/20/2017	150,000	155,063
2.30%, 7/28/2016	70,000	73,324
3.10%, 1/15/2015	640,000	676,918
4.15%, 2/1/2021	250,000	281,094
The Bear Stearns Cos LLC 4.65%, 7/2/2018	250,000	282,480
The Bear Stearns Cos. LLC 7.25%, 2/1/2018	1,045,000	1,304,351
The Goldman Sachs Group, Inc.:
3.63%, 2/7/2016 (a)	750,000	791,022
3.70%, 8/1/2015	1,250,000	1,318,497
5.25%, 10/15/2013	750,000	782,938
5.25%, 7/27/2021	550,000	605,470
5.38%, 3/15/2020	400,000	442,262
5.75%, 1/24/2022	400,000	457,714
5.95%, 1/18/2018	1,300,000	1,498,130
6.00%, 5/1/2014	160,000	171,509
6.00%, 6/15/2020	550,000	632,600
7.50%, 2/15/2019	150,000	184,113

		18,290,196

CHEMICALS — 2.0%
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016 (a)	55,000	57,211
4.38%, 8/21/2019	100,000	113,572
Airgas, Inc. 2.85%, 10/1/2013 (a)	100,000	102,149
E.I. du Pont de Nemours & Co.:
1.75%, 3/25/2014	200,000	203,869
3.25%, 1/15/2015	150,000	158,811
4.25%, 4/1/2021 (a)	50,000	57,748
4.63%, 1/15/2020 (a)	350,000	407,173
5.25%, 12/15/2016 (a)	250,000	292,740
Eastman Chemical Co.:
3.00%, 12/15/2015	150,000	157,931
3.60%, 8/15/2022	350,000	369,277
Ecolab, Inc.:
1.00%, 8/9/2015	94,000	94,371
2.38%, 12/8/2014	250,000	258,018
4.35%, 12/8/2021	300,000	337,740
Lubrizol Corp. 8.88%, 2/1/2019	150,000	209,555
Monsanto Co.:
2.20%, 7/15/2022	150,000	150,801
2.75%, 4/15/2016	100,000	105,781
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015	360,000	388,164
PPG Industries, Inc.:
2.70%, 8/15/2022	250,000	250,256
6.65%, 3/15/2018	100,000	122,007
Praxair, Inc.:
2.20%, 8/15/2022	150,000	147,532
2.45%, 2/15/2022 (a)	250,000	254,355
3.25%, 9/15/2015	250,000	265,890
4.05%, 3/15/2021	100,000	113,067
The Dow Chemical Co.:
4.13%, 11/15/2021 (a)	250,000	274,467
4.25%, 11/15/2020	40,000	43,960
7.60%, 5/15/2014	355,000	392,054
8.55%, 5/15/2019	560,000	749,849
The Mosaic Co. 3.75%, 11/15/2021	150,000	160,301
Valspar Corp. 4.20%, 1/15/2022	50,000	54,151
Westlake Chemical Corp. 3.60%, 7/15/2022	29,000	29,145

		6,321,945

COMMERCIAL BANKS — 10.1%
Abbey National Treasury Services PLC 4.00%, 4/27/2016 (a)	250,000	259,863
Bancolombia SA 5.13%, 9/11/2022	500,000	508,750
Bank of Montreal 2.50%, 1/11/2017	250,000	262,649
Bank of Nova Scotia:
1.85%, 1/12/2015 (a)	500,000	512,298
2.38%, 12/17/2013 (a)	250,000	255,683
2.55%, 1/12/2017 (a)	250,000	263,177
2.90%, 3/29/2016 (a)	250,000	265,115
Barclays Bank PLC:
2.38%, 1/13/2014	350,000	352,804
5.00%, 9/22/2016	400,000	446,761
5.14%, 10/14/2020	500,000	511,623
5.20%, 7/10/2014	355,000	378,949
BB&T Corp.:
2.05%, 4/28/2014 (a)	100,000	102,165

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

3.95%, 4/29/2016	$125,000	$138,018
4.90%, 6/30/2017	250,000	284,122
5.25%, 11/1/2019	250,000	290,184
BB&T Corp., Series C 1.60%, 8/15/2017	150,000	152,613
BBVA US Senior SAU 3.25%, 5/16/2014	250,000	249,054
BNP Paribas:
2.38%, 9/14/2017	150,000	149,822
3.25%, 3/11/2015 (a)	550,000	568,853
3.60%, 2/23/2016 (a)	250,000	261,129
5.00%, 1/15/2021 (a)	250,000	277,948
Canadian Imperial Bank of Commerce/Canada 2.35%, 12/11/2015	250,000	263,333
Comerica Bank 5.20%, 8/22/2017	250,000	284,839
Commonwealth Bank of Australia/New York, NY:
1.90%, 9/18/2017	500,000	502,351
1.95%, 3/16/2015	250,000	255,079
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
2.13%, 10/13/2015	500,000	514,342
4.50%, 1/11/2021	350,000	387,194
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect:
3.38%, 1/19/2017	350,000	372,249
3.88%, 2/8/2022	100,000	106,349
Credit Suisse of New York, NY:
2.20%, 1/14/2014	100,000	101,285
4.38%, 8/5/2020	150,000	168,351
5.30%, 8/13/2019	370,000	434,020
5.50%, 5/1/2014	800,000	855,879
6.00%, 2/15/2018	250,000	285,209
Deutsche Bank AG London:
3.45%, 3/30/2015	250,000	263,103
3.88%, 8/18/2014	670,000	705,277
6.00%, 9/1/2017 (a)	370,000	440,296
Discover Bank/Greenwood DE 8.70%, 11/18/2019	350,000	451,459
Fifth Third Bancorp:
3.50%, 3/15/2022	100,000	105,883
3.63%, 1/25/2016	150,000	161,636
4.50%, 6/1/2018	125,000	137,917
First Tennessee Bank 5.65%, 4/1/2016	250,000	265,188
HSBC Bank USA NA 6.00%, 8/9/2017	250,000	287,538
HSBC Holdings PLC:
4.00%, 3/30/2022	200,000	214,067
4.88%, 1/14/2022 (a)	150,000	170,197
5.10%, 4/5/2021	250,000	287,398
HSBC USA, Inc. 2.38%, 2/13/2015	90,000	92,545
Huntington BancShares, Inc. 7.00%, 12/15/2020	25,000	30,127
JPMorgan Chase Bank NA 6.00%, 7/5/2017	650,000	761,672
KeyBank NA 4.95%, 9/15/2015	200,000	217,993
KeyCorp 5.10%, 3/24/2021	340,000	396,216
Lloyds TSB Bank PLC:
4.20%, 3/28/2017	350,000	384,018
4.88%, 1/21/2016	125,000	137,361
6.38%, 1/21/2021	300,000	366,819
Manufacturers & Traders Trust Co. 5.63%, 12/1/2021 (b)	250,000	255,000
National Australia Bank/New York:
1.60%, 8/7/2015	100,000	100,949
2.75%, 3/9/2017	300,000	313,012
PNC Funding Corp.:
2.70%, 9/19/2016	250,000	266,341
5.13%, 2/8/2020	360,000	426,078
5.40%, 6/10/2014	350,000	377,056
5.63%, 2/1/2017	350,000	398,803
6.70%, 6/10/2019	250,000	318,960
Royal Bank of Canada:
1.13%, 1/15/2014	500,000	503,429
1.45%, 10/30/2014	100,000	101,671
2.30%, 7/20/2016 (a)	100,000	104,150
2.63%, 12/15/2015	250,000	263,921
Sumitomo Mitsui Banking Corp.:
1.80%, 7/18/2017	250,000	254,266
3.20%, 7/18/2022 (a)	250,000	253,406
SunTrust Banks, Inc.:
3.50%, 1/20/2017	150,000	160,635
3.60%, 4/15/2016	55,000	58,626
7.25%, 3/15/2018	150,000	180,766
Svenska Handelsbanken AB 3.13%, 7/12/2016	250,000	264,585
The Royal Bank of Scotland PLC 4.38%, 3/16/2016	500,000	538,955
The Toronto-Dominion Bank 2.38%, 10/19/2016	500,000	525,580
Union Bank NA 5.95%, 5/11/2016	255,000	291,060
US Bancorp:
3.15%, 3/4/2015	640,000	675,890
4.13%, 5/24/2021	650,000	736,955
4.20%, 5/15/2014	200,000	211,638
US Bank NA 4.80%, 4/15/2015	150,000	164,413
Wachovia Bank 4.80%, 11/1/2014	168,000	180,442
Wachovia Corp.:
4.88%, 2/15/2014	350,000	367,498
5.63%, 10/15/2016	500,000	575,642
Series G 5.75%, 2/1/2018	750,000	900,815
Wells Fargo & Co.:
1.25%, 2/13/2015	150,000	151,192
2.63%, 12/15/2016	250,000	263,717
3.50%, 3/8/2022	250,000	266,821
3.63%, 4/15/2015	780,000	833,031
3.68%, 6/15/2016	250,000	271,608
4.60%, 4/1/2021	200,000	229,708
4.95%, 10/16/2013	250,000	260,767
5.63%, 12/11/2017	700,000	836,776

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Westpac Banking Corp.:
1.85%, 12/9/2013	$500,000	$507,152
2.00%, 8/14/2017	100,000	101,253
3.00%, 12/9/2015	500,000	528,717
4.20%, 2/27/2015	250,000	268,595

		31,188,649

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp. 6.13%, 12/1/2017	100,000	120,528
Pitney Bowes, Inc.:
5.00%, 3/15/2015	250,000	263,815
6.25%, 3/15/2019 (a)	135,000	148,997
Republic Services, Inc. 5.50%, 9/15/2019	305,000	360,140
The ADT Corp.:
2.25%, 7/15/2017 (c)	100,000	101,913
3.50%, 7/15/2022 (c)	100,000	103,884
The Western Union Co. 5.93%, 10/1/2016	150,000	175,511
Waste Management, Inc.:
4.60%, 3/1/2021	150,000	170,868
6.38%, 3/11/2015	200,000	225,065

		1,670,721

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.:
1.63%, 3/14/2014	200,000	203,721
2.90%, 11/17/2014	150,000	157,806
4.45%, 1/15/2020	250,000	292,864
4.95%, 2/15/2019	320,000	382,810
5.50%, 2/22/2016	300,000	347,845
Juniper Networks, Inc.:
3.10%, 3/15/2016	35,000	36,541
4.60%, 3/15/2021 (a)	100,000	107,325
Motorola Solutions, Inc. 3.75%, 5/15/2022	250,000	259,458

		1,788,370

COMPUTERS & PERIPHERALS — 1.6%
Computer Sciences Corp.:
4.45%, 9/15/2022	100,000	101,708
6.50%, 3/15/2018	150,000	173,536
Dell, Inc.:
5.65%, 4/15/2018 (a)	200,000	234,877
5.88%, 6/15/2019	165,000	193,745
Hewlett-Packard Co.:
2.60%, 9/15/2017	200,000	201,107
2.65%, 6/1/2016 (a)	250,000	254,998
3.00%, 9/15/2016	250,000	257,819
3.30%, 12/9/2016	350,000	364,883
3.75%, 12/1/2020	500,000	495,198
4.38%, 9/15/2021	350,000	357,469
4.75%, 6/2/2014	690,000	727,527
International Business Machines Corp.:
1.25%, 5/12/2014 (a)	655,000	663,522
1.88%, 8/1/2022 (a)	100,000	97,245
1.95%, 7/22/2016	350,000	364,657
2.00%, 1/5/2016	250,000	258,159
7.63%, 10/15/2018	250,000	337,564

		5,084,014

CONSTRUCTION & ENGINEERING — 0.3%
ABB Finance USA, Inc.:
1.63%, 5/8/2017	250,000	253,276
2.88%, 5/8/2022	100,000	102,426
Fluor Corp. 3.38%, 9/15/2021	250,000	263,999
URS Corp. 5.00%, 4/1/2022 (c)	150,000	152,988

		772,689

CONSUMER FINANCE — 0.7%
Caterpillar Financial Services Corp.:
1.38%, 5/20/2014	30,000	30,432
1.63%, 6/1/2017	100,000	101,784
2.05%, 8/1/2016 (a)	500,000	519,109
6.13%, 2/17/2014	250,000	269,138
7.15%, 2/15/2019	250,000	325,134
Discover Financial Services 5.20%, 4/27/2022 (c)	100,000	109,564
SLM Corp.:
6.25%, 1/25/2016	150,000	164,250
8.45%, 6/15/2018	505,000	590,850

		2,110,261

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	150,000	163,785

DIVERSIFIED CONSUMER SERVICES — 0.1%
Yale University 2.90%, 10/15/2014	305,000	319,894

DIVERSIFIED FINANCIAL SERVICES — 15.9%
American Express Co.:
7.25%, 5/20/2014	1,240,000	1,371,020
8.13%, 5/20/2019	305,000	411,787
American Express Credit Corp.:
2.75%, 9/15/2015	400,000	422,016
2.80%, 9/19/2016	750,000	798,435
Bank of America Corp.:
3.63%, 3/17/2016 (a)	1,000,000	1,058,186
3.75%, 7/12/2016	600,000	637,349
4.50%, 4/1/2015	755,000	809,220
5.00%, 5/13/2021	350,000	384,167
5.25%, 12/1/2015 (a)	1,000,000	1,081,291
5.38%, 6/15/2014	350,000	373,420
5.63%, 7/1/2020	750,000	847,118
5.65%, 5/1/2018	600,000	685,122
5.70%, 1/24/2022	250,000	290,406
5.75%, 12/1/2017	250,000	286,136
6.50%, 8/1/2016	350,000	405,995
Boeing Capital Corp.:
2.13%, 8/15/2016	100,000	104,627
2.90%, 8/15/2018	50,000	54,650
4.70%, 10/27/2019	250,000	296,337
BP Capital Markets PLC:
3.88%, 3/10/2015	300,000	321,959
4.50%, 10/1/2020	450,000	519,554
5.25%, 11/7/2013	250,000	263,038
Capital One Bank USA NA 8.80%, 7/15/2019	395,000	516,649
Capital One Financial Corp.:
2.15%, 3/23/2015	200,000	205,318

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

3.15%, 7/15/2016 (a)	$60,000	$64,020
6.15%, 9/1/2016	250,000	283,034
7.38%, 5/23/2014	185,000	204,056
Citigroup, Inc.:
4.50%, 1/14/2022	510,000	554,845
4.59%, 12/15/2015	1,100,000	1,192,905
4.75%, 5/19/2015	400,000	430,638
5.00%, 9/15/2014	500,000	526,747
5.38%, 8/9/2020	400,000	460,357
5.50%, 2/15/2017	215,000	237,508
5.85%, 8/2/2016	500,000	560,295
6.01%, 1/15/2015	350,000	384,053
6.13%, 11/21/2017	250,000	293,039
6.13%, 5/15/2018	250,000	294,657
6.38%, 8/12/2014	600,000	653,087
8.50%, 5/22/2019	815,000	1,072,253
CME Group, Inc. 5.75%, 2/15/2014	250,000	267,781
Credit Suisse USA, Inc.:
4.88%, 1/15/2015	5,000	5,401
5.38%, 3/2/2016	300,000	338,813
5.85%, 8/16/2016	250,000	286,409
Ford Motor Credit Co. LLC:
2.75%, 5/15/2015	500,000	510,625
3.00%, 6/12/2017	150,000	152,431
5.88%, 8/2/2021 (a)	650,000	731,250
6.63%, 8/15/2017	1,000,000	1,162,500
7.00%, 4/15/2015	1,000,000	1,122,500
Franklin Resources, Inc. 2.80%, 9/15/2022	150,000	151,855
General Electric Capital Corp.:
2.30%, 4/27/2017	600,000	617,091
3.50%, 6/29/2015	500,000	534,315
3.75%, 11/14/2014	350,000	370,588
4.38%, 9/16/2020	450,000	495,593
4.63%, 1/7/2021 (a)	250,000	279,774
4.65%, 10/17/2021	250,000	280,611
5.30%, 2/11/2021	245,000	280,773
5.40%, 2/15/2017	750,000	867,106
5.50%, 1/8/2020	500,000	588,653
5.63%, 9/15/2017	250,000	294,094
5.63%, 5/1/2018	770,000	908,700
5.65%, 6/9/2014	500,000	539,360
5.90%, 5/13/2014	750,000	812,071
6.00%, 8/7/2019	250,000	303,223
HSBC Finance Corp.:
5.00%, 6/30/2015 (a)	810,000	872,140
5.25%, 4/15/2015	150,000	162,747
6.68%, 1/15/2021	500,000	576,864
JPMorgan Chase & Co.:
2.60%, 1/15/2016 (a)	600,000	623,441
3.15%, 7/5/2016	700,000	741,271
3.25%, 9/23/2022	500,000	505,628
3.40%, 6/24/2015	500,000	529,319
3.45%, 3/1/2016	1,000,000	1,065,374
4.25%, 10/15/2020	800,000	865,732
4.35%, 8/15/2021	150,000	163,739
4.40%, 7/22/2020	500,000	547,010
4.50%, 1/24/2022	500,000	554,619
4.63%, 5/10/2021	150,000	166,710
4.65%, 6/1/2014	1,020,000	1,082,421
Lazard Group LLC 6.85%, 6/15/2017	145,000	163,014
Merrill Lynch & Co., Inc.:
6.40%, 8/28/2017	250,000	290,619
6.88%, 4/25/2018	1,667,000	1,988,267
National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/2/2015	150,000	150,832
5.45%, 2/1/2018	250,000	297,173
10.38%, 11/1/2018	185,000	272,250
Nomura Holdings, Inc.:
4.13%, 1/19/2016 (a)	202,000	209,208
5.00%, 3/4/2015	170,000	179,075
6.70%, 3/4/2020	155,000	177,495
ORIX Corp. 3.75%, 3/9/2017 (a)	150,000	154,575
Royal Bank of Scotland Group PLC:
2.55%, 9/18/2015	126,000	127,585
4.88%, 3/16/2015	250,000	268,655
5.63%, 8/24/2020	500,000	565,818
SLM Corp.:
5.00%, 10/1/2013	265,000	274,142
8.00%, 3/25/2020	250,000	291,250
The Charles Schwab Corp. 4.45%, 7/22/2020	250,000	280,835
The Nasdaq OMX Group, Inc.:
5.25%, 1/16/2018	60,000	64,637
5.55%, 1/15/2020	246,000	263,653
The Western Union Co. 5.25%, 4/1/2020	135,000	156,888
Toyota Motor Credit Corp.:
0.88%, 7/17/2015	250,000	251,140
1.00%, 2/17/2015	250,000	252,003
2.00%, 9/15/2016	100,000	103,748
2.80%, 1/11/2016	150,000	158,781
3.20%, 6/17/2015	150,000	160,011
3.30%, 1/12/2022 (a)	300,000	322,393
3.40%, 9/15/2021	150,000	162,175
4.25%, 1/11/2021	150,000	171,469
UBS AG of Stamford, CT:
2.25%, 1/28/2014	250,000	253,803
3.88%, 1/15/2015	250,000	263,829
4.88%, 8/4/2020	45,000	50,395
5.75%, 4/25/2018	555,000	651,949
5.88%, 12/20/2017 (a)	400,000	470,358

		49,161,851

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc. 3.88%, 8/15/2021	150,000	169,402
British Telecommunications PLC 5.95%, 1/15/2018	300,000	358,674
CenturyLink, Inc.:
5.80%, 3/15/2022	250,000	272,031
6.45%, 6/15/2021	500,000	568,088
Harris Corp. 6.38%, 6/15/2019	100,000	119,767
Qwest Corp. 7.50%, 10/1/2014	250,000	278,709
Telecom Italia Capital SA 7.00%, 6/4/2018	250,000	273,438

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Verizon Communications, Inc.:
1.95%, 3/28/2014	$250,000	$255,606
3.50%, 11/1/2021 (a)	150,000	165,482
4.60%, 4/1/2021	350,000	415,161
5.55%, 2/15/2016	350,000	403,550
8.75%, 11/1/2018	250,000	351,791

		3,631,699

ELECTRIC UTILITIES — 4.2%
Arizona Public Service Co. 6.25%, 8/1/2016	205,000	239,464
Baltimore Gas & Electric Co. 5.90%, 10/1/2016	150,000	175,974
Carolina Power & Light Co. 5.25%, 12/15/2015	320,000	365,962
Commonwealth Edison Co.:
1.63%, 1/15/2014	250,000	253,317
3.40%, 9/1/2021	100,000	108,924
4.00%, 8/1/2020	60,000	67,557
5.80%, 3/15/2018	520,000	631,218
Consolidated Edison Co. of New York, Inc.:
5.85%, 4/1/2018	208,000	255,220
6.65%, 4/1/2019	155,000	198,316
Consumers Energy Co., Series M 5.50%, 8/15/2016	250,000	290,753
Duke Energy Carolinas LLC:
1.75%, 12/15/2016 (a)	350,000	360,337
3.90%, 6/15/2021	150,000	169,110
Duke Energy Corp. 3.95%, 9/15/2014	670,000	711,003
Edison International 3.75%, 9/15/2017	350,000	377,376
Entergy Corp. 5.13%, 9/15/2020	300,000	318,362
Entergy Louisiana LLC 1.88%, 12/15/2014 (a)	90,000	92,130
Exelon Generation Co. LLC 4.25%, 6/15/2022 (a)(c)	100,000	104,453
FirstEnergy Solutions Corp.:
4.80%, 2/15/2015	155,000	166,837
6.05%, 8/15/2021	250,000	281,231
Florida Power Corp. 3.10%, 8/15/2021	210,000	220,175
FPL Group Capital, Inc. 6.00%, 3/1/2019	470,000	559,651
Georgia Power Co.:
0.75%, 8/10/2015	100,000	100,255
4.25%, 12/1/2019	360,000	408,987
6.00%, 11/1/2013	250,000	264,723
Great Plains Energy, Inc. 4.85%, 6/1/2021	75,000	82,877
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	205,799
Kentucky Utilities Co. 1.63%, 11/1/2015	250,000	256,965
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	316,375
Nevada Power Co. 6.50%, 8/1/2018	305,000	380,575
Nisource Finance Corp. 6.40%, 3/15/2018	450,000	551,053
Ohio Power Co. 5.38%, 10/1/2021	250,000	299,629
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	350,000	388,158
Pacific Gas & Electric Co.:
3.50%, 10/1/2020 (a)	250,000	276,088
8.25%, 10/15/2018 (a)	150,000	205,844
PG&E Corp. 5.75%, 4/1/2014	105,000	112,669
PPL Electric Utilities Corp. 2.50%, 9/1/2022	100,000	101,427
Progress Energy, Inc. 7.05%, 3/15/2019	256,000	324,378
PSEG Power LLC 5.13%, 4/15/2020	280,000	318,100
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	20,000	20,115
2.70%, 5/1/2015 (a)	150,000	157,430
Scottish Power, Ltd. 5.38%, 3/15/2015	150,000	157,245
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	200,000	234,794
Southern California Edison Co. 3.88%, 6/1/2021	35,000	39,517
Southwestern Electric Power Co. 3.55%, 2/15/2022	250,000	261,557
Tampa Electric Co. 2.60%, 9/15/2022	150,000	151,741
TECO Finance, Inc. 5.15%, 3/15/2020	150,000	172,071
The Cleveland Electric Illuminating Co. 5.65%, 12/15/2013	250,000	263,457
The Detroit Edison Co. 3.45%, 10/1/2020	100,000	110,078
Union Electric Co. 6.40%, 6/15/2017	250,000	304,425
Virginia Electric and Power Co. 5.40%, 4/30/2018	155,000	188,629
Westar Energy, Inc. 5.10%, 7/15/2020	250,000	298,904
Wisconsin Electric Power Co. 4.25%, 12/15/2019	150,000	173,216

		13,074,451

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co. 5.00%, 4/15/2019	400,000	474,883

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	228,519
Amphenol Corp. 4.00%, 2/1/2022	150,000	157,487
Arrow Electronics, Inc. 5.13%, 3/1/2021 (a)	150,000	158,789
Avnet, Inc. 6.63%, 9/15/2016	160,000	182,566
Energizer Holdings, Inc. 4.70%, 5/24/2022	100,000	105,488

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Tech Data Corp. 3.75%, 9/21/2017 (a)	$100,000	$100,765

		933,614

ENERGY EQUIPMENT & SERVICES — 0.3%
Cameron International Corp. 4.50%, 6/1/2021	50,000	54,734
FMC Technologies, Inc. 3.45%, 10/1/2022	100,000	102,315
Halliburton Co. 6.15%, 9/15/2019	125,000	155,879
Nabors Industries, Inc.:
4.63%, 9/15/2021	150,000	160,047
9.25%, 1/15/2019 (a)	295,000	384,391

		857,366

FOOD & STAPLES RETAILING — 1.9%
Costco Wholesale Corp. 5.50%, 3/15/2017	300,000	358,533
CVS Caremark Corp.:
4.13%, 5/15/2021	250,000	284,701
5.75%, 6/1/2017	465,000	557,679
Safeway, Inc.:
5.00%, 8/15/2019 (a)	190,000	196,258
6.25%, 3/15/2014	300,000	317,130
Sysco Corp. 5.38%, 3/17/2019	200,000	240,884
Target Corp.:
5.38%, 5/1/2017	250,000	296,035
6.00%, 1/15/2018	310,000	381,012
The Kroger Co.:
6.40%, 8/15/2017	250,000	301,069
7.50%, 1/15/2014	250,000	271,465
Wal-Mart Stores, Inc.:
1.63%, 4/15/2014	250,000	255,315
2.80%, 4/15/2016	250,000	268,042
3.00%, 2/3/2014	545,000	564,870
3.25%, 10/25/2020	500,000	548,773
5.38%, 4/5/2017 (a)	350,000	416,005
Walgreen Co.:
1.80%, 9/15/2017	150,000	152,281
3.10%, 9/15/2022	100,000	102,084
5.25%, 1/15/2019	250,000	290,752

		5,802,888

FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co. 4.48%, 3/1/2021 (a)	150,000	172,553
Bunge Ltd. 8.50%, 6/15/2019	150,000	189,466
Campbell Soup Co.:
3.05%, 7/15/2017	100,000	107,710
4.25%, 4/15/2021 (a)	150,000	170,839
ConAgra Foods, Inc.:
1.35%, 9/10/2015	150,000	150,822
2.10%, 3/15/2018	150,000	152,089
7.00%, 4/15/2019	250,000	311,699
Delhaize Group SA 4.13%, 4/10/2019 (a)	100,000	98,415
General Mills, Inc. 5.70%, 2/15/2017	500,000	594,835
H.J. Heinz Co. 3.13%, 9/12/2021 (a)	150,000	156,837
Ingredion, Inc. 1.80%, 9/25/2017	150,000	150,352
Kellogg Co.:
1.75%, 5/17/2017	200,000	203,572
1.88%, 11/17/2016	200,000	205,824
3.25%, 5/21/2018	35,000	38,199
4.15%, 11/15/2019	150,000	168,574
Kraft Foods Group, Inc. 2.25%, 6/5/2017 (c)	750,000	775,983
Kraft Foods, Inc.:
4.13%, 2/9/2016	860,000	943,061
5.38%, 2/10/2020	410,000	495,260
Sara Lee Corp. 2.75%, 9/15/2015	200,000	205,678
The Hershey Co. 1.50%, 11/1/2016 (a)	250,000	253,977
Tyson Foods, Inc. 4.50%, 6/15/2022	200,000	209,607
Unilever Capital Corp.:
0.85%, 8/2/2017	350,000	346,208
3.65%, 2/15/2014	155,000	161,668
4.25%, 2/10/2021	150,000	174,753

		6,437,981

GAS UTILITIES — 0.2%
AGL Capital Corp. 3.50%, 9/15/2021	140,000	149,336
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	199,775
National Grid PLC 6.30%, 8/1/2016	100,000	116,067

		465,178

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Baxter International, Inc. 4.00%, 3/1/2014	510,000	534,126
Becton Dickinson and Co. 3.25%, 11/12/2020	250,000	265,810
Boston Scientific Corp.:
5.45%, 6/15/2014	150,000	160,095
6.40%, 6/15/2016	350,000	404,990
C.R. Bard, Inc. 2.88%, 1/15/2016	75,000	78,715
CareFusion Corp. 5.13%, 8/1/2014	150,000	160,104
Covidien International Finance SA 2.80%, 6/15/2015	350,000	364,290
DENTSPLY International, Inc. 4.13%, 8/15/2021	100,000	105,090
Hospira, Inc. 5.90%, 6/15/2014	250,000	269,374
Johnson & Johnson 2.95%, 9/1/2020	250,000	268,487
Medtronic, Inc.:
2.63%, 3/15/2016 (a)	250,000	263,498
3.00%, 3/15/2015	300,000	316,694
3.13%, 3/15/2022	250,000	265,152
4.45%, 3/15/2020	185,000	212,273
St. Jude Medical, Inc. 2.50%, 1/15/2016	250,000	260,197

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Stryker Corp. 2.00%, 9/30/2016	$300,000	$311,122
Zimmer Holdings, Inc. 3.38%, 11/30/2021	150,000	157,514

		4,397,531

HEALTH CARE PROVIDERS & SERVICES — 1.6%
Aetna, Inc. 6.00%, 6/15/2016	350,000	409,586
AmerisourceBergen Corp. 4.88%, 11/15/2019 (a)	250,000	289,609
Cardinal Health, Inc. 5.80%, 10/15/2016	250,000	289,521
CIGNA Corp. 4.50%, 3/15/2021	150,000	165,656
Cigna Corp. 5.13%, 6/15/2020	350,000	399,836
Coventry Health Care, Inc. 5.45%, 6/15/2021	190,000	223,949
Express Scripts, Inc. 6.25%, 6/15/2014	395,000	430,046
Humana, Inc. 7.20%, 6/15/2018	260,000	316,393
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	67,000	67,839
3.13%, 5/15/2016	250,000	260,842
McKesson Corp.:
3.25%, 3/1/2016	250,000	267,274
7.50%, 2/15/2019 (a)	135,000	176,497
Quest Diagnostics, Inc. 4.70%, 4/1/2021	150,000	167,958
UnitedHealth Group, Inc.:
1.88%, 11/15/2016 (a)	250,000	255,948
3.88%, 10/15/2020 (a)	250,000	273,866
4.88%, 3/15/2015	150,000	164,218
WellPoint, Inc.:
3.13%, 5/15/2022	100,000	100,139
5.25%, 1/15/2016	200,000	223,084
5.88%, 6/15/2017	300,000	356,694
7.00%, 2/15/2019	45,000	56,293

		4,895,248

HOTELS, RESTAURANTS & LEISURE — 0.7%
Darden Restaurants, Inc. 6.20%, 10/15/2017	150,000	174,343
International Game Technology 5.50%, 6/15/2020	100,000	108,559
Marriott International, Inc. 6.38%, 6/15/2017	150,000	176,517
McDonald’s Corp.:
2.63%, 1/15/2022	150,000	156,769
3.50%, 7/15/2020	55,000	61,183
3.63%, 5/20/2021 (a)	50,000	55,835
5.35%, 3/1/2018	390,000	467,594
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	250,000	298,439
Wyndham Worldwide Corp. 5.63%, 3/1/2021	250,000	275,256
Yum! Brands, Inc.:
3.75%, 11/1/2021	30,000	32,053
5.30%, 9/15/2019	150,000	173,674
6.25%, 3/15/2018	100,000	120,538

		2,100,760

HOUSEHOLD DURABLES — 0.1%
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	103,067
Whirlpool Corp.:
4.85%, 6/15/2021 (a)	50,000	52,392
6.50%, 6/15/2016	250,000	280,638

		436,097

HOUSEHOLD PRODUCTS — 0.9%
Colgate-Palmolive Co.:
0.60%, 11/15/2014	100,000	100,380
2.95%, 11/1/2020	250,000	267,878
Fortune Brands, Inc. 6.38%, 6/15/2014	265,000	289,071
Kimberly-Clark Corp.:
3.63%, 8/1/2020	85,000	94,395
7.50%, 11/1/2018	495,000	661,586
Newell Rubbermaid, Inc. 6.25%, 4/15/2018	150,000	171,167
The Clorox Co. 3.80%, 11/15/2021 (a)	250,000	270,252
The Procter & Gamble Co. 1.80%, 11/15/2015	750,000	776,380

		2,631,109

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 5.75%, 12/15/2013	200,000	209,275

INDUSTRIAL CONGLOMERATES — 0.8%
3M Co. 1.00%, 6/26/2017	420,000	421,933
Cooper US, Inc.:
2.38%, 1/15/2016	100,000	102,860
3.88%, 12/15/2020	150,000	163,801
General Electric Co. 5.25%, 12/6/2017	1,010,000	1,190,877
Koninklijke Philips Electronics NV:
3.75%, 3/15/2022	200,000	215,897
5.75%, 3/11/2018	100,000	121,377
Tyco Electronics Group SA 6.55%, 10/1/2017	210,000	253,245

		2,469,990

INSURANCE — 4.0%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	250,000	261,479
5.90%, 6/15/2019	155,000	190,699
AEGON Funding Co. LLC 5.75%, 12/15/2020	100,000	114,862
Aflac, Inc. 8.50%, 5/15/2019	145,000	193,723
Alleghany Corp. 4.95%, 6/27/2022	100,000	108,369
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	100,000	115,858
American International Group, Inc.:
4.88%, 6/1/2022	100,000	112,783
5.85%, 1/16/2018	1,150,000	1,331,731

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

8.25%, 8/15/2018	$600,000	$769,138
AON Corp. 5.00%, 9/30/2020 (a)	225,000	258,374
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	111,307
Berkshire Hathaway Finance Corp.:
1.50%, 1/10/2014	100,000	101,410
4.25%, 1/15/2021 (a)	100,000	113,122
5.40%, 5/15/2018 (a)	145,000	174,679
Berkshire Hathaway, Inc.:
1.90%, 1/31/2017 (a)	500,000	516,858
3.20%, 2/11/2015	350,000	371,048
3.40%, 1/31/2022	150,000	160,038
Chubb Corp. 6.38%, 3/29/2067 (b)	195,000	205,725
CNA Financial Corp.:
5.88%, 8/15/2020	150,000	173,898
6.50%, 8/15/2016	150,000	173,325
Fidelity National Financial, Inc. 5.50%, 9/1/2022	100,000	106,787
Genworth Financial, Inc.:
5.75%, 6/15/2014	45,000	45,900
7.20%, 2/15/2021	150,000	153,000
8.63%, 12/15/2016 (a)	150,000	166,500
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	105,199
6.30%, 3/15/2018	330,000	384,775
Infinity Property & Casualty Corp. 5.00%, 9/19/2022	100,000	103,914
ING US, Inc. 5.50%, 7/15/2022 (c)	100,000	103,920
Lincoln National Corp. 8.75%, 7/1/2019	300,000	391,033
Manulife Financial Corp. 3.40%, 9/17/2015	100,000	104,270
Marsh & McLennan Cos., Inc.:
4.80%, 7/15/2021	50,000	56,784
5.75%, 9/15/2015	185,000	207,304
MetLife, Inc.:
2.38%, 2/6/2014	150,000	153,179
4.75%, 2/8/2021 (a)	250,000	289,346
6.75%, 6/1/2016	515,000	613,527
PartnerRe, Ltd. 5.50%, 6/1/2020 (a)	100,000	110,246
Principal Financial Group, Inc. 7.88%, 5/15/2014	250,000	277,627
Prudential Financial, Inc.:
3.88%, 1/14/2015	125,000	132,633
4.75%, 4/1/2014 (a)	300,000	316,523
4.75%, 9/17/2015	320,000	351,869
7.38%, 6/15/2019	200,000	251,978
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	250,000	288,662
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	100,000	102,438
The Allstate Corp. 5.00%, 8/15/2014	500,000	539,039
The Progressive Corp. 3.75%, 8/23/2021	150,000	165,021
The Travelers Cos., Inc. 6.25%, 6/20/2016	320,000	376,298
Torchmark Corp. 3.80%, 9/15/2022	75,000	76,955
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	100,000	110,558
Unum Group 7.13%, 9/30/2016	100,000	116,123
Willis North America, Inc. 7.00%, 9/29/2019	250,000	296,407
WR Berkley Corp. 4.63%, 3/15/2022	150,000	158,070
XL Group PLC 5.25%, 9/15/2014	250,000	267,047

		12,481,358

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 5.95%, 8/15/2020	200,000	218,000

INTERNET SOFTWARE & SERVICES — 0.2%
eBay, Inc.:
0.70%, 7/15/2015 (a)	38,000	38,147
2.60%, 7/15/2022	150,000	150,413
3.25%, 10/15/2020 (a)	150,000	159,364
Google, Inc.:
1.25%, 5/19/2014	250,000	253,908
3.63%, 5/19/2021	150,000	168,757

		770,589

IT SERVICES — 0.3%
Fiserv, Inc. 6.80%, 11/20/2017	150,000	182,676
International Business Machines Corp. 5.70%, 9/14/2017	645,000	784,833

		967,509

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Life Technologies Corp. 5.00%, 1/15/2021	250,000	280,021
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	400,000	413,067
3.20%, 5/1/2015	250,000	263,926
3.20%, 3/1/2016	40,000	42,558

		999,572

MACHINERY — 1.3%
Caterpillar, Inc.:
1.38%, 5/27/2014	50,000	50,687
1.50%, 6/26/2017	750,000	762,741
2.60%, 6/26/2022	100,000	102,709
3.90%, 5/27/2021 (a)	250,000	285,699
Danaher Corp. 5.40%, 3/1/2019 (a)	250,000	301,147
Deere & Co. 2.60%, 6/8/2022	500,000	513,484
Eaton Corp. 6.95%, 3/20/2019	150,000	188,238
Illinois Tool Works, Inc.:
3.38%, 9/15/2021	45,000	48,291
6.25%, 4/1/2019	250,000	310,365
Ingersoll-Rand Global Holding Co., Ltd. 9.50%, 4/15/2014	180,000	201,853
John Deere Capital Corp.:
1.25%, 12/2/2014	500,000	507,102

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

2.80%, 9/18/2017 (a)	$250,000	$268,213
3.90%, 7/12/2021 (a)	150,000	169,772
Joy Global, Inc. 5.13%, 10/15/2021	80,000	89,094
Pentair, Inc. 5.00%, 5/15/2021	150,000	169,837
Stanley Black & Decker, Inc. 3.40%, 12/1/2021 (a)	100,000	104,919

		4,074,151

MEDIA — 4.4%
CBS Corp.:
3.38%, 3/1/2022 (a)	150,000	156,218
8.88%, 5/15/2019	145,000	196,457
Comcast Corp.:
3.13%, 7/15/2022	100,000	105,503
4.65%, 7/15/2042	48,000	51,119
5.70%, 5/15/2018	1,015,000	1,229,945
6.50%, 1/15/2015	500,000	562,554
Cox Communications, Inc. 5.45%, 12/15/2014	500,000	550,259
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50%, 3/1/2016	250,000	266,328
3.55%, 3/15/2015	395,000	418,283
3.80%, 3/15/2022	250,000	257,253
5.00%, 3/1/2021	150,000	168,746
5.20%, 3/15/2020	350,000	396,401
Discovery Communications LLC:
4.38%, 6/15/2021	100,000	112,354
5.05%, 6/1/2020	200,000	232,077
5.63%, 8/15/2019	100,000	118,660
NBCUniversal Media LLC:
3.65%, 4/30/2015	500,000	534,862
4.38%, 4/1/2021	250,000	282,876
5.15%, 4/30/2020	150,000	178,000
News America, Inc.:
4.50%, 2/15/2021	200,000	225,407
6.90%, 3/1/2019	260,000	328,521
Omnicom Group, Inc.:
4.45%, 8/15/2020	250,000	277,318
6.25%, 7/15/2019	500,000	604,652
Reed Elsevier Capital, Inc. 8.63%, 1/15/2019	150,000	191,217
The Interpublic Group of Cos., Inc. 6.25%, 11/15/2014 (d)	100,000	109,000
The Walt Disney Co.:
3.75%, 6/1/2021	200,000	225,381
4.50%, 12/15/2013	380,000	398,527
5.50%, 3/15/2019 (a)	500,000	607,584
The Washington Post Co. 7.25%, 2/1/2019 (a)	100,000	117,176
Thomson Reuters Corp. 6.50%, 7/15/2018	405,000	504,631
Time Warner Cable, Inc.:
4.00%, 9/1/2021	250,000	275,435
5.00%, 2/1/2020 (a)	500,000	581,888
5.85%, 5/1/2017	500,000	595,238
8.25%, 2/14/2014	500,000	549,245
Time Warner, Inc.:
4.88%, 3/15/2020	350,000	402,678
5.88%, 11/15/2016	490,000	577,946
Viacom, Inc.:
3.50%, 4/1/2017	100,000	108,988
4.50%, 3/1/2021	200,000	226,330
6.25%, 4/30/2016	400,000	468,578
Virgin Media Secured Finance PLC 5.25%, 1/15/2021 (a)	125,000	142,663
WPP Finance UK 5.88%, 6/15/2014	250,000	267,729

		13,604,027

METALS & MINING — 3.2%
Alcoa, Inc.:
5.40%, 4/15/2021 (a)	250,000	261,248
6.15%, 8/15/2020 (a)	200,000	219,744
6.75%, 7/15/2018	205,000	232,947
ArcelorMittal:
4.00%, 3/1/2016 (a)	250,000	245,000
5.75%, 3/1/2021 (a)	200,000	190,000
6.13%, 6/1/2018 (a)	300,000	297,750
6.50%, 2/25/2022 (a)	500,000	492,500
Barrick Gold Corp.:
1.75%, 5/30/2014	45,000	45,653
2.90%, 5/30/2016 (a)	250,000	261,422
6.95%, 4/1/2019	250,000	308,959
Barrick North America Finance LLC 4.40%, 5/30/2021	50,000	54,279
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022 (a)	300,000	308,913
3.25%, 11/21/2021	250,000	264,855
5.25%, 12/15/2015	500,000	567,547
5.50%, 4/1/2014	715,000	766,234
Cliffs Natural Resources, Inc. 4.88%, 4/1/2021 (a)	100,000	98,208
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 3/1/2022	500,000	500,477
Newmont Mining Corp. 3.50%, 3/15/2022	150,000	151,714
Nucor Corp. 5.75%, 12/1/2017	250,000	302,205
Rio Tinto Finance USA PLC 2.88%, 8/21/2022 (a)	500,000	497,738
Rio Tinto Finance USA, Ltd.:
2.25%, 9/20/2016	150,000	155,315
3.50%, 11/2/2020	400,000	423,463
3.75%, 9/20/2021	150,000	160,154
6.50%, 7/15/2018	300,000	372,872
8.95%, 5/1/2014	250,000	281,395
9.00%, 5/1/2019	300,000	407,056
Teck Resources, Ltd.:
3.75%, 2/1/2023 (a)	500,000	492,075
10.75%, 5/15/2019	225,000	271,125
Vale Overseas, Ltd.:
4.38%, 1/11/2022	100,000	104,553
5.63%, 9/15/2019	360,000	405,965
6.25%, 1/23/2017	500,000	576,980
Xstrata Canada Corp. 6.00%, 10/15/2015	150,000	168,028

		9,886,374

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MULTI-UTILITIES — 1.1%
Dominion Resources, Inc.:
1.80%, 3/15/2014	$600,000	$610,946
4.45%, 3/15/2021 (a)	250,000	288,226
5.60%, 11/15/2016	300,000	353,188
MidAmerican Energy Holdings Co. 5.75%, 4/1/2018	490,000	582,989
NSTAR 4.50%, 11/15/2019	150,000	168,543
Sempra Energy:
6.15%, 6/15/2018	150,000	184,034
6.50%, 6/1/2016	395,000	463,179
Veolia Environnement SA 6.00%, 6/1/2018	100,000	115,915
Xcel Energy, Inc. 4.70%, 5/15/2020	650,000	761,564

		3,528,584

MULTILINE RETAIL — 0.3%
Kohl’s Corp. 4.00%, 11/1/2021 (a)	150,000	162,318
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022 (a)	100,000	107,804
5.75%, 7/15/2014	200,000	216,277
Nordstrom, Inc. 6.75%, 6/1/2014	200,000	219,941
Target Corp. 2.90%, 1/15/2022 (a)	100,000	105,095

		811,435

OFFICE ELECTRONICS — 0.3%
Xerox Corp.:
4.25%, 2/15/2015	395,000	418,696
5.63%, 12/15/2019	350,000	397,277

		815,973

OIL, GAS & CONSUMABLE FUELS — 8.2%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	550,000	636,069
6.95%, 6/15/2019	155,000	193,662
Apache Corp. 6.90%, 9/15/2018	300,000	385,440
Baker Hughes, Inc. 7.50%, 11/15/2018	185,000	248,659
Boardwalk Pipelines LP 5.75%, 9/15/2019	150,000	164,484
BP Capital Markets PLC:
2.25%, 11/1/2016	250,000	260,811
3.20%, 3/11/2016	500,000	534,332
4.74%, 3/11/2021	500,000	582,050
Canadian Natural Resources, Ltd. 5.70%, 5/15/2017	355,000	419,932
Cenovus Energy, Inc. 4.50%, 9/15/2014	250,000	266,701
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	65,000	72,223
6.15%, 5/1/2016	250,000	288,696
Chevron Corp.:
3.95%, 3/3/2014	150,000	157,346
4.95%, 3/3/2019	205,000	247,618
ConocoPhillips:
4.60%, 1/15/2015	150,000	163,403
5.75%, 2/1/2019	510,000	628,758
6.00%, 1/15/2020	250,000	318,714
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	250,000	294,781
Devon Energy Corp. 2.40%, 7/15/2016	750,000	778,906
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	145,000	179,617
El Paso Natural Gas Co. 5.95%, 4/15/2017	150,000	172,556
Enbridge Energy Partners LP 5.20%, 3/15/2020	250,000	285,817
Enbridge, Inc. 5.60%, 4/1/2017	250,000	289,943
EnCana Corp. 6.50%, 5/15/2019	310,000	371,873
Energy Transfer Partners LP:
6.70%, 7/1/2018	250,000	295,888
8.50%, 4/15/2014	257,000	282,436
Ensco PLC:
3.25%, 3/15/2016	400,000	425,846
4.70%, 3/15/2021 (a)	125,000	140,886
Enterprise Products Operating LLC:
1.25%, 8/13/2015	49,000	49,262
3.20%, 2/1/2016	100,000	105,404
6.30%, 9/15/2017	360,000	433,051
9.75%, 1/31/2014	250,000	279,049
EOG Resources, Inc.:
2.95%, 6/1/2015	350,000	367,346
4.40%, 6/1/2020 (a)	500,000	570,090
EQT Corp. 8.13%, 6/1/2019	150,000	181,603
Hess Corp. 8.13%, 2/15/2019	100,000	130,278
Husky Energy, Inc. 7.25%, 12/15/2019	250,000	319,909
Kinder Morgan Energy Partners LP:
4.15%, 3/1/2022	250,000	270,487
5.30%, 9/15/2020 (a)	200,000	233,296
6.00%, 2/1/2017	505,000	587,736
Magellan Midstream Partners LP 6.55%, 7/15/2019	150,000	182,604
Marathon Oil Corp. 6.00%, 10/1/2017	300,000	361,098
Marathon Petroleum Corp. 5.13%, 3/1/2021 (a)	150,000	173,094
Nexen, Inc. 6.20%, 7/30/2019	155,000	186,612
Noble Energy, Inc. 8.25%, 3/1/2019	150,000	192,738
Noble Holding International, Ltd. 4.90%, 8/1/2020 (a)	200,000	222,830
Occidental Petroleum Corp.:
1.45%, 12/13/2013	250,000	253,169
1.75%, 2/15/2017	200,000	204,409
2.50%, 2/1/2016	300,000	314,911
ONEOK Partners LP:
3.25%, 2/1/2016	50,000	52,553
6.15%, 10/1/2016	150,000	173,001
ONEOK, Inc. 4.25%, 2/1/2022 (a)	150,000	161,256

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	$150,000	$173,769
PC Financial Partnership 5.00%, 11/15/2014	250,000	270,999
Phillips 66:
2.95%, 5/1/2017 (c)	350,000	367,146
4.30%, 4/1/2022 (c)	500,000	545,271
Pioneer Natural Resources Co. 7.50%, 1/15/2020	250,000	311,250
Plains All American Pipeline LP/PAA Finance Corp.:
5.00%, 2/1/2021	250,000	290,863
5.75%, 1/15/2020	250,000	300,357
Rowan Cos., Inc. 7.88%, 8/1/2019	150,000	184,061
Shell International Finance BV:
1.13%, 8/21/2017	500,000	501,770
3.10%, 6/28/2015	150,000	159,928
4.00%, 3/21/2014	680,000	714,454
4.30%, 9/22/2019	350,000	407,916
Southern Natural Gas Co. 4.40%, 6/15/2021	250,000	268,929
Southwestern Energy Co. 4.10%, 3/15/2022 (c)	250,000	261,618
Spectra Energy Capital LLC 5.67%, 8/15/2014	250,000	267,766
Suncor Energy, Inc. 6.10%, 6/1/2018 (a)	150,000	184,137
Talisman Energy, Inc. 7.75%, 6/1/2019	150,000	189,768
Total Capital Canada, Ltd. 1.63%, 1/28/2014	250,000	253,909
Total Capital International SA:
1.55%, 6/28/2017	100,000	101,699
2.88%, 2/17/2022	150,000	156,105
Total Capital SA:
3.00%, 6/24/2015	250,000	265,945
3.13%, 10/2/2015 (a)	300,000	321,674
4.13%, 1/28/2021	250,000	284,630
TransCanada PipeLines, Ltd.:
0.88%, 3/2/2015	150,000	150,773
2.50%, 8/1/2022	250,000	251,348
3.80%, 10/1/2020 (a)	350,000	390,389
7.13%, 1/15/2019	150,000	192,776
Transocean, Inc.:
2.50%, 10/15/2017	250,000	251,998
4.95%, 11/15/2015 (a)	350,000	382,652
6.38%, 12/15/2021	250,000	299,212
Valero Energy Corp.:
6.13%, 6/15/2017	250,000	301,950
6.13%, 2/1/2020 (a)	145,000	175,815
Weatherford International, Ltd.:
4.95%, 10/15/2013	195,000	202,857
5.13%, 9/15/2020	250,000	273,671
Williams Partners LP:
3.80%, 2/15/2015	265,000	281,001
4.00%, 11/15/2021 (a)	150,000	160,186
XTO Energy, Inc. 5.75%, 12/15/2013	250,000	266,257

		25,458,082

PAPER & FOREST PRODUCTS — 0.4%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015	250,000	269,995
International Paper Co.:
7.50%, 8/15/2021	250,000	325,961
7.95%, 6/15/2018	250,000	322,316
9.38%, 5/15/2019	130,000	175,816

		1,094,088

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. 4.20%, 7/15/2018	200,000	201,006
The Procter & Gamble Co. 1.45%, 8/15/2016 (a)	250,000	256,371

		457,377

PHARMACEUTICALS — 3.6%
Abbott Laboratories 5.60%, 11/30/2017	930,000	1,131,133
Allergan, Inc. 5.75%, 4/1/2016	200,000	231,992
Aristotle Holding, Inc.:
3.90%, 2/15/2022 (c)	600,000	652,109
4.75%, 11/15/2021 (c)	250,000	287,093
AstraZeneca PLC 5.90%, 9/15/2017	250,000	304,876
Bristol-Myers Squibb Co. 2.00%, 8/1/2022	100,000	97,046
Eli Lilly & Co. 5.20%, 3/15/2017	350,000	413,390
GlaxoSmithKline Capital PLC:
1.50%, 5/8/2017	350,000	355,468
2.85%, 5/8/2022	350,000	361,976
GlaxoSmithKline Capital, Inc.:
4.38%, 4/15/2014	200,000	211,993
5.65%, 5/15/2018	250,000	306,029
Johnson & Johnson 5.55%, 8/15/2017	350,000	424,975
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	150,000	173,890
Medco Health Solutions, Inc. 7.13%, 3/15/2018	205,000	258,070
Merck & Co., Inc.:
2.40%, 9/15/2022	500,000	507,198
5.00%, 6/30/2019	310,000	370,843
5.30%, 12/1/2013	250,000	264,122
Novartis Capital Corp. 4.13%, 2/10/2014	570,000	598,014
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	500,000	601,520
Pfizer, Inc.:
5.35%, 3/15/2015	350,000	390,373
6.20%, 3/15/2019	560,000	708,056
Sanofi:
1.20%, 9/30/2014	250,000	253,273
2.63%, 3/29/2016	300,000	316,907
4.00%, 3/29/2021 (a)	250,000	283,908
Schering-Plough Corp. 6.00%, 9/15/2017	250,000	308,507
Teva Pharmaceutical Finance Co. BV 3.65%, 11/10/2021 (a)	300,000	323,933

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015	$250,000	$264,968
Wyeth:
5.45%, 4/1/2017	350,000	413,616
5.50%, 2/1/2014	250,000	266,172

		11,081,450

PIPELINES — 0.1%
Buckeye Partners LP 4.88%, 2/1/2021 (a)	250,000	248,921
Williams Partners LP 4.13%, 11/15/2020	150,000	160,800

		409,721

REAL ESTATE INVESTMENT TRUSTS — 2.5%
AvalonBay Communities, Inc. 5.75%, 9/15/2016	100,000	115,096
BioMed Realty LP 4.25%, 7/15/2022	250,000	254,155
Boston Properties LP:
5.63%, 4/15/2015	250,000	274,543
5.63%, 11/15/2020	150,000	176,647
Brandywine Operating Partnership LP 4.95%, 4/15/2018	200,000	218,122
Camden Property Trust 4.63%, 6/15/2021	50,000	56,028
CommonWealth REIT 6.25%, 6/15/2017	100,000	110,125
Digital Realty Trust LP 5.25%, 3/15/2021	100,000	110,875
Duke Realty LP 7.38%, 2/15/2015	300,000	337,094
Entertainment Properties Trust 5.75%, 8/15/2022	100,000	103,067
ERP Operating LP:
4.63%, 12/15/2021	250,000	290,360
5.75%, 6/15/2017	110,000	130,994
6.58%, 4/13/2015	250,000	283,755
Federal Realty Investment Trust 3.00%, 8/1/2022	100,000	99,677
HCP, Inc.:
3.15%, 8/1/2022	100,000	96,961
3.75%, 2/1/2016 (a)	55,000	58,398
5.38%, 2/1/2021	250,000	284,227
6.30%, 9/15/2016	150,000	173,912
Health Care REIT, Inc.:
4.95%, 1/15/2021	350,000	382,592
6.20%, 6/1/2016	100,000	113,331
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	150,000	171,450
Hospitality Properties Trust:
6.30%, 6/15/2016	200,000	217,586
7.88%, 8/15/2014	100,000	106,794
Kimco Realty Corp. 6.88%, 10/1/2019 (a)	100,000	122,268
Liberty Property LP 5.50%, 12/15/2016	250,000	281,559
National Retail Properties, Inc. 3.80%, 10/15/2022	100,000	101,765
ProLogis LP 6.25%, 3/15/2017	400,000	465,980
Realty Income Corp. 5.95%, 9/15/2016	250,000	282,989
Regency Centers LP 5.88%, 6/15/2017	150,000	172,836
Simon Property Group LP:
4.38%, 3/1/2021 (a)	150,000	168,947
5.10%, 6/15/2015	200,000	221,492
5.65%, 2/1/2020	550,000	658,363
5.88%, 3/1/2017	200,000	235,833
UDR, Inc.:
4.25%, 6/1/2018	200,000	219,150
4.63%, 1/10/2022	50,000	54,168
Ventas Realty LP/Ventas Capital Corp.:
4.25%, 3/1/2022 (a)	150,000	159,106
4.75%, 6/1/2021	100,000	109,758
Vornado Realty LP 5.00%, 1/15/2022	150,000	165,354
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	100,923

		7,686,280

ROAD & RAIL — 0.8%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/2021	200,000	213,367
7.00%, 2/1/2014	250,000	270,898
Canadian National Railway Co. 5.55%, 3/1/2019	250,000	305,926
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	150,000	166,347
CSX Corp.:
6.25%, 4/1/2015 (a)	250,000	283,258
7.38%, 2/1/2019	205,000	261,290
Norfolk Southern Corp. 5.90%, 6/15/2019	250,000	305,311
Ryder System, Inc. 3.15%, 3/2/2015	250,000	258,194
Union Pacific Corp. 5.13%, 2/15/2014	365,000	387,068

		2,451,659

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Applied Materials, Inc. 4.30%, 6/15/2021	100,000	112,850
Broadcom Corp. 2.70%, 11/1/2018	150,000	158,540
Intel Corp.:
1.95%, 10/1/2016	150,000	157,198
3.30%, 10/1/2021	227,000	246,556
KLA-Tencor Corp. 6.90%, 5/1/2018	100,000	121,454
National Semiconductor Corp. 3.95%, 4/15/2015	150,000	162,603
Texas Instruments, Inc.:
0.45%, 8/3/2015	100,000	99,691
1.65%, 8/3/2019 (a)	350,000	347,596

		1,406,488

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

SOFTWARE — 1.0%
Adobe Systems, Inc. 3.25%, 2/1/2015	$200,000	$209,122
BMC Software, Inc. 4.25%, 2/15/2022	150,000	154,465
CA, Inc. 6.13%, 12/1/2014 (a)	150,000	164,427
Intuit, Inc. 5.75%, 3/15/2017	150,000	173,625
Microsoft Corp.:
2.50%, 2/8/2016 (a)	250,000	265,652
2.95%, 6/1/2014	250,000	261,048
4.20%, 6/1/2019 (a)	435,000	506,605
Oracle Corp.:
3.75%, 7/8/2014 (a)	505,000	534,612
5.00%, 7/8/2019	400,000	484,407
5.75%, 4/15/2018	250,000	308,807
Symantec Corp. 2.75%, 9/15/2015 (a)	125,000	128,914

		3,191,684

SPECIALTY RETAIL — 0.7%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	50,000	53,894
AutoZone, Inc. 5.75%, 1/15/2015	300,000	328,149
Home Depot, Inc. 5.25%, 12/16/2013	250,000	264,631
Lowe’s Cos., Inc.:
2.13%, 4/15/2016 (a)	250,000	259,699
3.12%, 4/15/2022 (a)	250,000	258,833
4.63%, 4/15/2020	125,000	142,798
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	100,000	109,486
Staples, Inc. 9.75%, 1/15/2014	100,000	110,776
The Home Depot, Inc.:
3.95%, 9/15/2020 (a)	250,000	284,943
5.40%, 3/1/2016	250,000	287,033
TJX Cos., Inc. 4.20%, 8/15/2015 (a)	150,000	162,622

		2,262,864

THRIFTS & MORTGAGE FINANCE — 0.3%
Murray Street Investment Trust I 4.65%, 3/9/2017	500,000	536,557
Santander Holdings USA, Inc. 4.63%, 4/19/2016	250,000	260,918

		797,475

TOBACCO — 1.1%
Altria Group, Inc.:
2.85%, 8/9/2022	500,000	494,144
4.13%, 9/11/2015	400,000	436,668
4.75%, 5/5/2021	400,000	457,961
8.50%, 11/10/2013	250,000	271,371
9.70%, 11/10/2018	149,000	212,745
Lorillard Tobacco Co.:
2.30%, 8/21/2017	100,000	100,550
3.50%, 8/4/2016	45,000	47,517
6.88%, 5/1/2020 (a)	150,000	183,593
Philip Morris International, Inc.:
2.90%, 11/15/2021	250,000	259,396
5.65%, 5/16/2018	500,000	610,599
6.88%, 3/17/2014	250,000	273,018
Reynolds American, Inc. 7.63%, 6/1/2016	155,000	187,012

		3,534,574

TRANSPORTATION INFRASTRUCTURE — 0.1%
Norfolk Southern Corp. 5.75%, 1/15/2016	150,000	172,149

WIRELESS TELECOMMUNICATION SERVICES — 4.1%
America Movil SAB de CV:
2.38%, 9/8/2016	250,000	259,665
3.13%, 7/16/2022	250,000	257,173
5.00%, 3/30/2020	350,000	408,498
5.50%, 3/1/2014 (d)	250,000	265,000
American Tower Corp.:
4.50%, 1/15/2018	100,000	111,260
4.63%, 4/1/2015	250,000	267,127
5.05%, 9/1/2020	100,000	111,455
AT&T, Inc.:
1.70%, 6/1/2017	250,000	257,606
2.95%, 5/15/2016	250,000	267,478
4.45%, 5/15/2021	400,000	469,713
5.10%, 9/15/2014	200,000	217,512
5.50%, 2/1/2018	798,000	964,168
BellSouth Corp. 5.20%, 9/15/2014	1,150,000	1,247,044
Cellco Partnership/Verizon Wireless Capital LLC:
5.55%, 2/1/2014	515,000	547,729
8.50%, 11/15/2018	310,000	433,591
Deutsche Telekom International Finance BV:
6.00%, 7/8/2019 (a)	250,000	302,648
6.75%, 8/20/2018	150,000	187,196
Deutsche Telekom International Finance BV 4.88%, 7/8/2014	115,000	122,354
France Telecom SA:
2.75%, 9/14/2016 (a)	200,000	208,928
4.38%, 7/8/2014	205,000	216,507
5.38%, 7/8/2019 (a)	200,000	233,727
Rogers Communications, Inc. 6.80%, 8/15/2018	430,000	540,265
Telecom Italia Capital SA:
6.18%, 6/18/2014	450,000	471,375
7.18%, 6/18/2019 (a)	150,000	164,625
Telefonica Emisiones SAU:
3.99%, 2/16/2016	105,000	103,950
4.95%, 1/15/2015	500,000	510,000
5.13%, 4/27/2020	255,000	247,350
6.22%, 7/3/2017	250,000	262,813
Verizon Communications, Inc.:
3.00%, 4/1/2016	250,000	268,223
6.35%, 4/1/2019	800,000	1,025,859
Vodafone Group PLC:
1.25%, 9/26/2017	250,000	250,597
2.50%, 9/26/2022	250,000	250,708
4.15%, 6/10/2014	455,000	481,825

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

4.38%, 3/16/2021 (a)	$250,000	$289,919
5.63%, 2/27/2017	450,000	533,480

		12,757,368

TOTAL CORPORATE BONDS & NOTES —
(Cost $289,028,162)		305,624,388

	Shares
SHORT TERM INVESTMENTS — 6.6%
MONEY MARKET FUNDS — 6.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	17,030,870	17,030,870
State Street Institutional Liquid Reserves Fund 0.21% (f)(g)	3,216,822	3,216,822

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $20,247,692)		20,247,692

TOTAL INVESTMENTS — 105.6% (i)
(Cost $309,275,854)		325,872,080
OTHER ASSETS & LIABILITIES — (5.6)%		(17,245,631)

NET ASSETS — 100.0%		$308,626,449

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Variable rate security. Rate shown is rate in effect at September 30, 2012. Maturity date disclosed is the ultimate maturity.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.2% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.7%
AEROSPACE & DEFENSE — 2.4%
Honeywell International, Inc.:
5.38%, 3/1/2041 (a)	$200,000	$261,449
5.70%, 3/15/2036	100,000	131,509
Lockheed Martin Corp.:
5.72%, 6/1/2040	100,000	124,490
6.15%, 9/1/2036	260,000	335,458
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	150,000	219,865
Raytheon Co.:
4.70%, 12/15/2041	150,000	173,327
7.20%, 8/15/2027	50,000	70,498
The Boeing Co.:
6.63%, 2/15/2038	115,000	168,509
6.88%, 3/15/2039	100,000	152,997
United Technologies Corp.:
3.10%, 6/1/2022	59,000	62,502
4.50%, 6/1/2042	347,000	389,162
5.40%, 5/1/2035	150,000	183,256
5.70%, 4/15/2040	100,000	129,972
6.05%, 6/1/2036	100,000	130,945
6.13%, 7/15/2038	230,000	309,882

		2,843,821

AIR FREIGHT & LOGISTICS — 0.6%
FedEx Corp.:
2.63%, 8/1/2022	100,000	99,458
3.88%, 8/1/2042 (a)	41,000	40,024
United Parcel Service, Inc.:
2.45%, 10/1/2022	94,000	94,851
4.88%, 11/15/2040	100,000	120,957
6.20%, 1/15/2038	225,000	316,284

		671,574

AIRLINES — 0.2%
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 10/11/2025	150,000	153,000
Delta Air Lines 2007-1 Pass Through Trust, Class A 6.82%, 2/10/2024 (b)	106,454	117,100

		270,100

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
5.25%, 12/1/2041	50,000	55,465
5.70%, 3/1/2041	50,000	59,006

		114,471

AUTOMOBILES — 0.6%
Daimler Finance North America LLC 8.50%, 1/18/2031	177,000	277,701
Ford Motor Co. 7.45%, 7/16/2031 (a)	400,000	499,000

		776,701

BEVERAGES — 1.8%
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	324,000	323,853
6.38%, 1/15/2040 (a)	190,000	270,076
8.00%, 11/15/2039	200,000	326,377
Diageo Investment Corp.:
4.25%, 5/11/2042	35,000	37,704
7.45%, 4/15/2035	150,000	221,660
Molson Coors Brewing Co. 5.00%, 5/1/2042	250,000	279,927
PepsiAmericas, Inc. 5.50%, 5/15/2035	100,000	124,551
PepsiCo, Inc.:
4.00%, 3/5/2042	100,000	103,301
4.88%, 11/1/2040	150,000	177,330
5.50%, 1/15/2040	200,000	254,935

		2,119,714

BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
5.15%, 11/15/2041	350,000	392,082
5.38%, 5/15/2043	375,000	435,299
6.38%, 6/1/2037	150,000	188,699
6.40%, 2/1/2039	150,000	190,629
Genentech, Inc. 5.25%, 7/15/2035	100,000	120,385
Gilead Sciences, Inc. 5.65%, 12/1/2041	100,000	124,763

		1,451,857

BUILDING PRODUCTS — 0.0% (c)
Owens Corning 7.00%, 12/1/2036	41,000	45,283

CAPITAL MARKETS — 2.1%
Jefferies Group, Inc.:
6.25%, 1/15/2036	50,000	49,375
6.45%, 6/8/2027	100,000	102,000
Morgan Stanley:
6.25%, 8/9/2026	200,000	222,894
6.38%, 7/24/2042	200,000	217,941
7.25%, 4/1/2032	100,000	117,943
The Goldman Sachs Group, Inc.:
5.95%, 1/15/2027	100,000	103,025
6.13%, 2/15/2033 (a)	400,000	442,785
6.25%, 2/1/2041	430,000	488,679
6.45%, 5/1/2036	250,000	262,062
6.75%, 10/1/2037	522,000	550,542

		2,557,246

CHEMICALS — 1.3%
Agrium, Inc. 6.13%, 1/15/2041	125,000	156,320
E.I. du Pont de Nemours & Co. 5.60%, 12/15/2036	100,000	129,024
Eastman Chemical Co. 3.60%, 8/15/2022	100,000	105,508
Ecolab, Inc. 5.50%, 12/8/2041	100,000	123,452
Monsanto Co.:
3.60%, 7/15/2042	37,000	36,916
5.88%, 4/15/2038	100,000	134,477
Potash Corp. of Saskatchewan, Inc.:
5.63%, 12/1/2040	100,000	126,069
5.88%, 12/1/2036	100,000	127,190
Praxair, Inc. 2.20%, 8/15/2022	100,000	98,355

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Rohm & Haas Co. 7.85%, 7/15/2029	$200,000	$268,011
The Dow Chemical Co.:
5.25%, 11/15/2041 (a)	100,000	112,656
9.40%, 5/15/2039	80,000	128,755

		1,546,733

COMMERCIAL BANKS — 3.4%
Bank One Corp. 7.63%, 10/15/2026	200,000	262,358
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 5.25%, 5/24/2041	250,000	295,245
Fifth Third Bancorp 8.25%, 3/1/2038	100,000	142,513
HSBC Bank USA NA 5.88%, 11/1/2034	250,000	276,816
HSBC Holdings PLC:
6.10%, 1/14/2042	300,000	394,759
6.50%, 5/2/2036	300,000	349,817
6.50%, 9/15/2037	170,000	199,040
6.80%, 6/1/2038	150,000	182,261
7.63%, 5/17/2032 (a)	100,000	126,541
JPMorgan Chase & Co. 5.60%, 7/15/2041	350,000	414,162
NBD Bank NA/Michigan 8.25%, 11/1/2024	100,000	134,790
Wachovia Bank NA 6.60%, 1/15/2038	350,000	479,229
Wachovia Corp.:
5.50%, 8/1/2035	100,000	114,759
6.61%, 10/1/2025	150,000	189,525
7.50%, 4/15/2035	300,000	387,994
Wells Fargo Capital X 5.95%, 12/15/2036	100,000	102,000

		4,051,809

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Republic Services, Inc. 4.75%, 5/15/2023	200,000	226,994
The ADT Corp.:
3.50%, 7/15/2022 (d)	100,000	103,884
4.88%, 7/15/2042 (d)	100,000	107,621
Waste Management, Inc. 7.75%, 5/15/2032	300,000	425,552

		864,051

COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.:
5.50%, 1/15/2040	150,000	192,701
5.90%, 2/15/2039 (a)	395,000	523,428
Harris Corp. 6.15%, 12/15/2040	50,000	59,822
Juniper Networks, Inc. 5.95%, 3/15/2041	100,000	110,877
Motorola Solutions, Inc. 7.50%, 5/15/2025	50,000	63,004

		949,832

COMPUTERS & PERIPHERALS — 0.4%
Dell, Inc.:
6.50%, 4/15/2038	150,000	183,184
7.10%, 4/15/2028	50,000	62,102
Hewlett-Packard Co.:
4.05%, 9/15/2022	100,000	100,505
6.00%, 9/15/2041	175,000	185,953

		531,744

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	160,000	174,688

DIVERSIFIED FINANCIAL SERVICES — 6.5%
American Express Co. 8.15%, 3/19/2038	100,000	160,049
Aon Corp. 6.25%, 9/30/2040	50,000	65,173
Bank of America Corp. 5.88%, 2/7/2042	500,000	578,677
Citigroup, Inc.:
5.85%, 12/11/2034	71,000	84,225
5.88%, 5/29/2037	100,000	117,330
5.88%, 1/30/2042	100,000	119,272
6.00%, 10/31/2033	200,000	212,060
6.13%, 8/25/2036	150,000	163,169
6.63%, 6/15/2032	150,000	169,892
6.88%, 3/5/2038	280,000	366,667
8.13%, 7/15/2039	400,000	594,251
Credit Suisse USA, Inc. 7.13%, 7/15/2032	200,000	279,341
General Electric Capital Corp.:
5.88%, 1/14/2038	510,000	605,504
6.75%, 3/15/2032	430,000	553,724
6.88%, 1/10/2039	580,000	775,362
General Electric Capital Corp., Series A 6.15%, 8/7/2037	600,000	735,575
General Electric Capital Services, Inc. 7.50%, 8/21/2035	100,000	137,903
Goldman Sachs Capital I 6.35%, 2/15/2034 (a)	200,000	199,000
HJ Heinz Finance Co. 6.75%, 3/15/2032	50,000	63,629
JPMorgan Chase & Co.:
5.50%, 10/15/2040	200,000	233,011
6.40%, 5/15/2038	285,000	366,204
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037	265,000	278,737
6.75%, 6/1/2028	150,000	172,726
7.75%, 5/14/2038	120,000	149,835
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	175,000	268,495
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	109,658
The Western Union Co. 6.20%, 11/17/2036	100,000	114,217
UBS AG of Stamford, CT 7.75%, 9/1/2026	100,000	121,262

		7,794,948

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T Mobility LLC 7.13%, 12/15/2031	100,000	138,905
AT&T, Inc.:
5.55%, 8/15/2041	350,000	436,635

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

6.40%, 5/15/2038	$100,000	$132,936
6.50%, 9/1/2037	100,000	133,204
Bellsouth Capital Funding Corp. 7.88%, 2/15/2030	275,000	370,231
British Telecommunications PLC 9.63%, 12/15/2030	300,000	483,855
CenturyLink, Inc. 7.65%, 3/15/2042	100,000	107,239
Qwest Corp. 7.25%, 10/15/2035 (a)	100,000	103,000
Verizon Communications, Inc.:
4.75%, 11/1/2041 (a)	300,000	344,553
6.00%, 4/1/2041	250,000	329,807
6.25%, 4/1/2037	250,000	328,765
7.75%, 12/1/2030	570,000	833,475
8.95%, 3/1/2039	100,000	171,525
Verizon Maryland, Inc. 5.13%, 6/15/2033	150,000	160,177
Verizon New York, Inc., Series A 7.38%, 4/1/2032	100,000	132,950

		4,207,257

ELECTRIC UTILITIES — 10.8%
Alabama Power Co.:
5.20%, 6/1/2041	100,000	123,662
6.13%, 5/15/2038	170,000	228,825
Appalachian Power Co.:
5.80%, 10/1/2035	50,000	61,033
6.70%, 8/15/2037	100,000	130,340
Arizona Public Service Co. 4.50%, 4/1/2042	100,000	109,860
CenterPoint Energy Houston Electric LLC 3.55%, 8/1/2042	100,000	97,970
Commonwealth Edison Co. 3.80%, 10/1/2042	150,000	152,368
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	133,114
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042	75,000	81,517
5.50%, 12/1/2039	75,000	97,052
5.70%, 12/1/2036	230,000	300,320
5.70%, 6/15/2040	50,000	66,579
6.30%, 8/15/2037	50,000	70,377
Duke Energy Carolinas LLC:
4.25%, 12/15/2041	225,000	240,185
6.00%, 1/15/2038	150,000	198,530
6.10%, 6/1/2037	100,000	129,695
Duke Energy Indiana, Inc. 6.45%, 4/1/2039	230,000	316,288
Entergy Louisiana LLC 5.40%, 11/1/2024	100,000	122,038
Exelon Corp. 5.63%, 6/15/2035	100,000	114,922
Exelon Generation Co. LLC:
5.60%, 6/15/2042 (d)	160,000	171,843
6.25%, 10/1/2039	170,000	191,399
FirstEnergy Corp. 7.38%, 11/15/2031	200,000	263,590
FirstEnergy Solutions Corp. 6.80%, 8/15/2039	100,000	109,714
Florida Power & Light Co.:
4.05%, 6/1/2042	100,000	107,847
4.13%, 2/1/2042	200,000	216,387
5.25%, 2/1/2041	250,000	316,341
5.69%, 3/1/2040	115,000	153,913
6.20%, 6/1/2036	150,000	206,953
Florida Power Corp.:
6.35%, 9/15/2037	100,000	135,670
6.40%, 6/15/2038	80,000	108,868
Georgia Power Co.:
4.30%, 3/15/2042	100,000	105,838
4.75%, 9/1/2040	225,000	252,714
Iberdrola International BV 6.75%, 7/15/2036	100,000	103,458
Interstate Power & Light Co. 6.25%, 7/15/2039	50,000	66,757
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	993	1,127
Kansas City Power & Light Co. 5.30%, 10/1/2041	50,000	58,331
Kentucky Utilities Co. 5.13%, 11/1/2040	75,000	93,191
MidAmerican Energy Holdings Co. 8.48%, 9/15/2028	125,000	184,645
Mississippi Power Co. 4.25%, 3/15/2042	100,000	103,206
Nevada Power Co. 5.38%, 9/15/2040	175,000	213,844
Nisource Finance Corp.:
5.25%, 2/15/2043	200,000	226,024
5.95%, 6/15/2041	100,000	120,255
Northern States Power Co. 5.35%, 11/1/2039	50,000	63,911
Oglethorpe Power Corp.:
5.38%, 11/1/2040	65,000	77,980
5.95%, 11/1/2039	50,000	64,922
Ohio Edison Co. 6.88%, 7/15/2036	100,000	132,117
Ohio Power Co. 6.60%, 2/15/2033	102,000	133,912
Oncor Electric Delivery Co. LLC:
7.00%, 9/1/2022	50,000	62,467
7.00%, 5/1/2032	150,000	182,656
7.50%, 9/1/2038	125,000	165,396
Pacific Gas & Electric Co.:
5.40%, 1/15/2040	50,000	61,728
5.80%, 3/1/2037	150,000	192,318
6.05%, 3/1/2034	600,000	779,671
PacifiCorp:
4.10%, 2/1/2042	125,000	132,455
6.00%, 1/15/2039	100,000	134,086
Potomac Electric Power Co. 7.90%, 12/15/2038 (a)	100,000	163,826
PPL Electric Utilities Corp.:
5.20%, 7/15/2041	105,000	131,397
6.25%, 5/15/2039	50,000	70,802
Progress Energy, Inc.:
6.00%, 12/1/2039	100,000	124,062
7.00%, 10/30/2031	200,000	263,190
7.75%, 3/1/2031	40,000	56,080

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Public Service Co. of Colorado 6.25%, 9/1/2037	$150,000	$211,526
Public Service Electric & Gas Co.:
3.95%, 5/1/2042	100,000	105,169
5.50%, 3/1/2040	100,000	131,623
5.80%, 5/1/2037	100,000	134,449
Puget Sound Energy, Inc.:
4.43%, 11/15/2041	200,000	225,306
5.64%, 4/15/2041	100,000	132,321
5.80%, 3/15/2040	55,000	73,461
San Diego Gas & Electric Co.:
3.95%, 11/15/2041	25,000	26,419
4.30%, 4/1/2042	100,000	112,491
San Diego Gas & Electric Co., Series D 6.00%, 6/1/2026	100,000	133,324
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042	50,000	53,761
5.30%, 5/15/2033	50,000	58,971
5.45%, 2/1/2041 (a)	150,000	185,950
Southern California Edison Co.:
4.05%, 3/15/2042	100,000	105,960
5.95%, 2/1/2038	100,000	134,526
6.00%, 1/15/2034	200,000	265,143
Southern California Edison Co., Series G 5.75%, 4/1/2035	150,000	194,990
Southwestern Electric Power Co. 6.20%, 3/15/2040	130,000	163,856
Southwestern Public Service Co., Series F 6.00%, 10/1/2036	100,000	122,511
System Energy Resources, Inc. 4.10%, 4/1/2023	100,000	101,987
Tampa Electric Co. 6.55%, 5/15/2036	50,000	69,726
The Connecticut Light & Power Co. 6.35%, 6/1/2036	50,000	68,222
The Detroit Edison Co.:
3.95%, 6/15/2042	75,000	78,884
5.70%, 10/1/2037	50,000	65,126
The Toledo Edison Co. 6.15%, 5/15/2037	100,000	126,459
Union Electric Co. 8.45%, 3/15/2039	100,000	169,545
Virginia Electric and Power Co. 6.00%, 5/15/2037	189,000	255,759
Westar Energy, Inc. 4.13%, 3/1/2042	100,000	109,239
Xcel Energy, Inc. 6.50%, 7/1/2036	100,000	136,911

		13,033,181

ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co. 6.00%, 8/15/2032	150,000	197,926
Hubbell, Inc. 3.63%, 11/15/2022	100,000	107,154

		305,080

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Corning, Inc.:
4.75%, 3/15/2042	100,000	106,392
5.75%, 8/15/2040	75,000	89,636
7.25%, 8/15/2036	50,000	63,105

		259,133

ENERGY EQUIPMENT & SERVICES — 0.8%
Cameron International Corp. 5.95%, 6/1/2041	100,000	121,148
Halliburton Co.:
4.50%, 11/15/2041	100,000	111,914
6.70%, 9/15/2038	200,000	284,132
Weatherford International, Ltd. 6.50%, 8/1/2036	125,000	134,313
Weatherford International, Ltd./Bermuda:
5.95%, 4/15/2042	150,000	158,326
6.75%, 9/15/2040	100,000	112,877

		922,710

FOOD & STAPLES RETAILING — 3.1%
CVS Caremark Corp.:
5.75%, 5/15/2041	200,000	250,857
6.13%, 9/15/2039	100,000	129,678
6.25%, 6/1/2027	100,000	131,226
Delhaize America LLC 9.00%, 4/15/2031	50,000	59,058
Safeway, Inc. 7.25%, 2/1/2031	150,000	160,057
Sysco Corp. 6.63%, 3/17/2039	100,000	146,616
The Kroger Co.:
5.40%, 7/15/2040	150,000	161,014
6.90%, 4/15/2038	100,000	125,332
7.50%, 4/1/2031	65,000	84,818
Wal-Mart Stores, Inc.:
4.88%, 7/8/2040	300,000	364,848
5.00%, 10/25/2040	250,000	306,826
5.25%, 9/1/2035	280,000	350,544
5.63%, 4/15/2041	350,000	463,466
5.88%, 4/5/2027	100,000	135,920
6.20%, 4/15/2038	100,000	138,755
6.50%, 8/15/2037	200,000	285,871
7.55%, 2/15/2030	250,000	374,929
Walgreen Co. 4.40%, 9/15/2042	50,000	52,023

		3,721,838

FOOD PRODUCTS — 2.4%
Ahold Finance USA LLC 6.88%, 5/1/2029	100,000	125,354
Archer-Daniels-Midland Co.:
5.38%, 9/15/2035	100,000	120,316
5.77%, 3/1/2041	250,000	321,358
Campbell Soup Co. 3.80%, 8/2/2042	58,000	57,361
ConAgra Foods, Inc. 7.13%, 10/1/2026	150,000	201,076
Kellogg Co., Series B 7.45%, 4/1/2031	100,000	140,193
Kraft Foods Group, Inc.:
6.50%, 2/9/2040 (d)	350,000	462,011
6.88%, 1/26/2039 (d)	100,000	136,173
Kraft Foods, Inc.:
5.00%, 6/4/2042 (d)	150,000	165,825
6.50%, 2/9/2040	165,000	220,365

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

6.88%, 1/26/2039	$145,000	$197,450
7.00%, 8/11/2037	200,000	273,885
Ralcorp Holdings, Inc. 6.63%, 8/15/2039	150,000	160,073
The Hershey Co. 7.20%, 8/15/2027	50,000	68,225
Unilever Capital Corp. 5.90%, 11/15/2032	160,000	223,363

		2,873,028

GAS UTILITIES — 0.2%
AGL Capital Corp. 5.88%, 3/15/2041	70,000	91,572
Southern Union Co. 7.60%, 2/1/2024	100,000	122,886

		214,458

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Baxter International, Inc. 3.65%, 8/15/2042	200,000	199,548
Becton Dickinson and Co. 6.00%, 5/15/2039	100,000	134,335
Boston Scientific Corp. 7.38%, 1/15/2040	101,000	137,207
Covidien International Finance SA 6.55%, 10/15/2037	100,000	140,854
Medtronic, Inc. 5.55%, 3/15/2040	100,000	130,437

		742,381

HEALTH CARE PROVIDERS & SERVICES — 2.0%
Aetna, Inc.:
4.50%, 5/15/2042 (a)	190,000	192,082
6.63%, 6/15/2036	100,000	130,555
CIGNA Corp. 5.88%, 3/15/2041	150,000	179,842
Kaiser Foundation Hospitals 4.88%, 4/1/2042	100,000	111,133
McKesson Corp. 6.00%, 3/1/2041	50,000	67,633
Quest Diagnostics, Inc. 6.95%, 7/1/2037	75,000	98,040
UnitedHealth Group, Inc.:
4.38%, 3/15/2042	50,000	52,911
5.80%, 3/15/2036	150,000	183,988
5.95%, 2/15/2041	100,000	127,039
6.63%, 11/15/2037	100,000	134,321
6.88%, 2/15/2038	315,000	435,714
WellPoint, Inc.:
4.63%, 5/15/2042	100,000	101,991
4.65%, 1/15/2043	250,000	254,740
5.95%, 12/15/2034	150,000	175,380
6.38%, 6/15/2037	130,000	160,249

		2,405,618

HOTELS, RESTAURANTS & LEISURE — 0.5%
McDonald’s Corp.:
3.70%, 2/15/2042	150,000	152,912
4.88%, 7/15/2040	75,000	91,070
6.30%, 3/1/2038 (a)	175,000	248,352
Yum! Brands, Inc. 6.88%, 11/15/2037	100,000	137,162

		629,496

HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc. 2.88%, 10/1/2022	107,000	108,745
Colgate-Palmolive Co. 1.95%, 2/1/2023	50,000	48,905
Kimberly-Clark Corp. 5.30%, 3/1/2041	150,000	193,156
The Procter & Gamble Co.:
5.50%, 2/1/2034	100,000	130,195
5.55%, 3/5/2037	250,000	335,563

		816,564

INDUSTRIAL CONGLOMERATES — 0.5%
3M Co. 5.70%, 3/15/2037	150,000	204,461
Koninklijke Philips Electronics NV:
5.00%, 3/15/2042 (a)	150,000	170,659
6.88%, 3/11/2038	100,000	137,425
Tyco Electronics Group SA 7.13%, 10/1/2037	100,000	131,655

		644,200

INSURANCE — 4.9%
ACE INA Holdings, Inc. 6.70%, 5/15/2036	100,000	140,387
Aflac, Inc.:
6.45%, 8/15/2040	50,000	61,163
6.90%, 12/17/2039	18,000	23,015
Alleghany Corp. 4.95%, 6/27/2022	50,000	54,184
American International Group, Inc.:
6.25%, 5/1/2036	425,000	537,290
6.25%, 3/15/2037	100,000	101,000
8.18%, 5/15/2038 (e)	400,000	490,000
AON Corp. 8.21%, 1/1/2027 (a)	55,000	67,022
Assurant, Inc. 6.75%, 2/15/2034	50,000	57,026
AXA SA 8.60%, 12/15/2030	115,000	138,000
Berkshire Hathaway Finance Corp.:
4.40%, 5/15/2042	50,000	51,150
5.75%, 1/15/2040	100,000	122,925
Chubb Corp. 6.50%, 5/15/2038	170,000	240,766
Cincinnati Financial Corp. 6.92%, 5/15/2028	100,000	119,883
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	54,662
Genworth Financial, Inc. 6.50%, 6/15/2034 (a)	100,000	93,500
Hartford Financial Services Group, Inc. 6.63%, 3/30/2040	100,000	118,865
Lincoln National Corp.:
6.30%, 10/9/2037	100,000	114,342
7.00%, 6/15/2040	100,000	124,326
Marsh & McLennan Cos., Inc. 5.88%, 8/1/2033 (a)	50,000	58,762

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MetLife, Inc.:
4.13%, 8/13/2042	$300,000	$295,560
5.70%, 6/15/2035	150,000	182,406
6.38%, 6/15/2034	100,000	128,877
6.40%, 12/15/2036	200,000	210,000
Principal Financial Group, Inc. 6.05%, 10/15/2036 (a)	50,000	60,624
Protective Life Corp. 8.45%, 10/15/2039	100,000	126,775
Prudential Financial, Inc.:
5.63%, 5/12/2041	125,000	139,641
5.75%, 7/15/2033	75,000	83,120
6.63%, 12/1/2037	245,000	303,161
Prudential Financial, Inc., Series D 5.70%, 12/14/2036	150,000	167,751
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	85,000	102,936
The Allstate Corp.:
5.20%, 1/15/2042	50,000	59,688
5.95%, 4/1/2036 (a)	130,000	168,099
6.13%, 12/15/2032	100,000	126,634
6.90%, 5/15/2038	100,000	139,889
The Progressive Corp.:
6.25%, 12/1/2032	50,000	64,957
6.63%, 3/1/2029	100,000	131,192
The Travelers Cos., Inc. 6.25%, 6/15/2037	280,000	374,938
Unum Group 5.75%, 8/15/2042	100,000	104,209
XL Group PLC 6.25%, 5/15/2027	200,000	225,426

		5,964,151

INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc. 4.00%, 7/15/2042 (a)	100,000	96,412

IT SERVICES — 0.6%
International Business Machines Corp.:
5.60%, 11/30/2039	187,000	250,978
6.50%, 1/15/2028	150,000	205,895
7.00%, 10/30/2025	100,000	145,213
SAIC, Inc. 5.95%, 12/1/2040	100,000	109,254

		711,340

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. 6.35%, 3/15/2040	50,000	58,499
Mattel, Inc. 5.45%, 11/1/2041	100,000	111,611

		170,110

MACHINERY — 1.2%
Caterpillar, Inc.:
3.80%, 8/15/2042 (d)	139,000	141,260
5.20%, 5/27/2041 (a)	215,000	268,913
6.05%, 8/15/2036	100,000	134,290
Deere & Co. 3.90%, 6/9/2042	350,000	358,479
Dover Corp. 5.38%, 3/1/2041	50,000	64,969
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	300,000	303,053
4.88%, 9/15/2041	25,000	29,347
Parker Hannifin Corp. 3.50%, 9/15/2022	100,000	107,052
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	50,000	57,163

		1,464,526

MEDIA — 7.5%
CBS Corp.:
4.85%, 7/1/2042	100,000	106,343
5.50%, 5/15/2033	150,000	169,743
7.88%, 7/30/2030	125,000	170,467
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	100,000	151,618
Comcast Corp.:
4.65%, 7/15/2042	98,000	104,368
5.65%, 6/15/2035	100,000	116,837
6.40%, 5/15/2038	150,000	192,739
6.40%, 3/1/2040	200,000	259,041
6.45%, 3/15/2037 (a)	200,000	257,039
6.50%, 11/15/2035	150,000	192,518
6.55%, 7/1/2039	150,000	197,192
6.95%, 8/15/2037	260,000	351,744
7.05%, 3/15/2033	150,000	198,080
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.15%, 3/15/2042	100,000	102,261
6.00%, 8/15/2040	250,000	282,633
6.38%, 3/1/2041	100,000	117,966
Discovery Communications LLC:
4.95%, 5/15/2042	175,000	191,384
6.35%, 6/1/2040	50,000	63,038
Grupo Televisa SA 6.63%, 3/18/2025 (a)	150,000	195,460
NBCUniversal Media LLC:
5.95%, 4/1/2041	200,000	249,608
6.40%, 4/30/2040	50,000	63,867
News America, Inc.:
6.15%, 3/1/2037	100,000	119,900
6.15%, 2/15/2041	375,000	462,270
6.40%, 12/15/2035	375,000	459,452
6.65%, 11/15/2037	140,000	177,745
The Walt Disney Co.:
4.13%, 12/1/2041 (a)	50,000	55,366
4.38%, 8/16/2041 (a)	50,000	57,290
7.00%, 3/1/2032	100,000	146,980
Thomson Reuters Corp. 5.85%, 4/15/2040 (a)	50,000	60,484
Time Warner Cable, Inc.:
4.50%, 9/15/2042	200,000	197,970
5.50%, 9/1/2041	250,000	284,072
5.88%, 11/15/2040	150,000	177,298
6.55%, 5/1/2037	250,000	312,215
7.30%, 7/1/2038	305,000	413,497
Time Warner Cos., Inc. 6.95%, 1/15/2028	100,000	127,347
Time Warner Entertainment Co. LP 8.38%, 3/15/2023	150,000	210,536

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Time Warner, Inc.:
4.90%, 6/15/2042	$175,000	$189,041
6.10%, 7/15/2040	150,000	183,391
6.20%, 3/15/2040	150,000	185,510
6.25%, 3/29/2041	100,000	124,895
6.50%, 11/15/2036	100,000	126,442
7.63%, 4/15/2031	340,000	465,666
7.70%, 5/1/2032	250,000	348,018
Viacom, Inc. 6.88%, 4/30/2036	300,000	395,896
WPP Finance UK 5.13%, 9/7/2042	50,000	49,565

		9,064,792

METALS & MINING — 3.5%
Alcoa, Inc.:
5.95%, 2/1/2037	150,000	149,750
6.75%, 1/15/2028	50,000	54,969
ArcelorMittal:
7.00%, 3/1/2041	185,000	164,650
7.25%, 10/15/2039	100,000	91,000
Barrick Gold Corp. 5.25%, 4/1/2042	100,000	108,860
Barrick North America Finance LLC 5.70%, 5/30/2041	50,000	57,545
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/2039	200,000	227,599
BHP Billiton Finance USA, Ltd. 4.13%, 2/24/2042	125,000	131,870
Cliffs Natural Resources, Inc. 6.25%, 10/1/2040	100,000	97,268
Newmont Mining Corp.:
4.88%, 3/15/2042	150,000	153,352
6.25%, 10/1/2039	190,000	221,463
Nucor Corp.:
4.13%, 9/15/2022	100,000	112,946
6.40%, 12/1/2037 (a)	50,000	68,802
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	165,000	210,312
7.25%, 3/15/2031	200,000	272,686
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	200,000	232,345
Southern Copper Corp. 6.75%, 4/16/2040 (a)	275,000	318,598
Teck Resources, Ltd.:
3.75%, 2/1/2023 (a)	200,000	196,830
6.13%, 10/1/2035	50,000	53,289
6.25%, 7/15/2041	250,000	269,973
Vale Overseas, Ltd. 6.88%, 11/21/2036	620,000	720,945
Vale SA 5.63%, 9/11/2042	350,000	358,336

		4,273,388

MULTI-UTILITIES — 1.5%
Dominion Resources, Inc.:
4.90%, 8/1/2041	100,000	116,025
5.25%, 8/1/2033	150,000	178,400
Dominion Resources, Inc., Series E 6.30%, 3/15/2033	150,000	195,091
MidAmerican Energy Holdings Co.:
5.95%, 5/15/2037	250,000	318,422
6.13%, 4/1/2036	280,000	357,928
6.50%, 9/15/2037	230,000	308,594
Nisource Finance Corp. 3.85%, 2/15/2023	100,000	103,924
Sempra Energy 6.00%, 10/15/2039	200,000	263,236

		1,841,620

MULTILINE RETAIL — 1.4%
Kohl’s Corp. 6.88%, 12/15/2037	100,000	131,697
Macy’s Retail Holdings, Inc.:
5.13%, 1/15/2042	100,000	108,118
6.65%, 7/15/2024	125,000	153,395
6.70%, 7/15/2034	100,000	119,965
Nordstrom, Inc. 6.95%, 3/15/2028	150,000	198,328
Target Corp.:
4.00%, 7/1/2042	250,000	256,044
6.50%, 10/15/2037	100,000	140,065
7.00%, 1/15/2038	365,000	533,458

		1,641,070

OIL, GAS & CONSUMABLE FUELS — 12.5%
Anadarko Petroleum Corp.:
6.20%, 3/15/2040 (a)	75,000	92,084
6.45%, 9/15/2036	200,000	246,271
Apache Corp.:
4.75%, 4/15/2043	150,000	171,217
5.10%, 9/1/2040 (a)	150,000	176,975
5.25%, 2/1/2042	50,000	60,515
6.00%, 1/15/2037	225,000	300,341
Baker Hughes, Inc. 5.13%, 9/15/2040	200,000	244,901
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	100,000	121,900
6.25%, 3/15/2038	230,000	300,594
7.20%, 1/15/2032	100,000	137,549
Cenovus Energy, Inc. 6.75%, 11/15/2039	200,000	270,764
Conoco Funding Co. 7.25%, 10/15/2031	165,000	245,638
Conoco, Inc. 6.95%, 4/15/2029	165,000	233,120
ConocoPhillips 6.50%, 2/1/2039	475,000	685,966
Devon Energy Corp.:
5.60%, 7/15/2041	200,000	238,158
7.95%, 4/15/2032	200,000	295,405
Devon Financing Corp. ULC 7.88%, 9/30/2031	65,000	94,824
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	132,093
EnCana Corp.:
6.50%, 8/15/2034	200,000	235,396
6.50%, 2/1/2038	50,000	59,549
6.63%, 8/15/2037 (a)	150,000	180,049
Energy Transfer Partners LP:
6.05%, 6/1/2041	75,000	83,687
6.50%, 2/1/2042	230,000	271,976
6.63%, 10/15/2036	50,000	55,924

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Enterprise Products Operating LLC:
4.45%, 2/15/2043	$200,000	$197,940
6.13%, 10/15/2039	350,000	419,072
6.65%, 10/15/2034	100,000	127,191
7.55%, 4/15/2038	115,000	154,725
Hess Corp.:
5.60%, 2/15/2041	100,000	115,536
6.00%, 1/15/2040 (a)	50,000	59,826
7.13%, 3/15/2033	100,000	130,665
7.30%, 8/15/2031	165,000	216,740
7.88%, 10/1/2029	100,000	135,995
Husky Energy, Inc. 6.80%, 9/15/2037	50,000	64,608
Kerr-McGee Corp.:
6.95%, 7/1/2024	100,000	128,875
7.88%, 9/15/2031	150,000	199,920
Kinder Morgan Energy Partners LP:
3.45%, 2/15/2023 (a)	100,000	102,743
5.63%, 9/1/2041	100,000	112,614
6.38%, 3/1/2041	150,000	186,091
6.95%, 1/15/2038	350,000	443,613
7.40%, 3/15/2031	300,000	381,355
Marathon Oil Corp.:
6.60%, 10/1/2037	50,000	65,552
6.80%, 3/15/2032	150,000	194,124
Marathon Petroleum Corp. 6.50%, 3/1/2041	150,000	183,335
Nexen, Inc.:
5.88%, 3/10/2035	200,000	237,257
7.50%, 7/30/2039	165,000	236,905
Noble Energy, Inc. 6.00%, 3/1/2041	300,000	368,288
Noble Holding International, Ltd.:
5.25%, 3/15/2042	150,000	160,277
6.05%, 3/1/2041	50,000	57,813
Occidental Petroleum Corp. 2.70%, 2/15/2023	125,000	127,981
ONEOK Partners LP:
3.38%, 10/1/2022	250,000	252,476
6.13%, 2/1/2041	50,000	59,571
6.85%, 10/15/2037	100,000	121,950
Petro-Canada:
5.35%, 7/15/2033	100,000	114,145
6.80%, 5/15/2038	320,000	435,326
Phillips 66 5.88%, 5/1/2042 (d)	150,000	177,668
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/1/2022	100,000	105,818
5.15%, 6/1/2042	100,000	112,915
6.65%, 1/15/2037	50,000	63,922
Shell International Finance BV:
5.50%, 3/25/2040	150,000	197,193
6.38%, 12/15/2038	290,000	416,781
Southern Natural Gas Co. 8.00%, 3/1/2032	15,000	21,349
Suncor Energy, Inc. 6.85%, 6/1/2039	200,000	275,186
Talisman Energy, Inc.:
5.50%, 5/15/2042	200,000	222,261
6.25%, 2/1/2038	100,000	116,524
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027	100,000	132,849
Tosco Corp.:
7.80%, 1/1/2027	150,000	216,832
8.13%, 2/15/2030	150,000	226,633
TransCanada Pipelines, Ltd.:
6.10%, 6/1/2040	100,000	137,190
6.20%, 10/15/2037	220,000	299,879
7.63%, 1/15/2039	165,000	255,775
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042 (d)	22,000	22,686
5.40%, 8/15/2041 (a)	50,000	59,775
Transocean, Inc.:
6.80%, 3/15/2038	100,000	120,629
7.50%, 4/15/2031	130,000	160,634
Valero Energy Corp.:
7.50%, 4/15/2032	225,000	282,792
10.50%, 3/15/2039	100,000	155,333
Western Gas Partners LP 4.00%, 7/1/2022	100,000	103,292
Williams Cos., Inc. 8.75%, 3/15/2032 (a)	200,000	275,191
Williams Partners LP 6.30%, 4/15/2040	200,000	248,694

		15,135,206

PAPER & FOREST PRODUCTS — 0.4%
Georgia-Pacific LLC 8.88%, 5/15/2031	200,000	295,967
International Paper Co.:
6.00%, 11/15/2041	100,000	122,107
8.70%, 6/15/2038	50,000	72,213

		490,287

PERSONAL PRODUCTS — 0.1%
The Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	50,000	49,265
6.00%, 5/15/2037	100,000	130,907

		180,172

PHARMACEUTICALS — 4.8%
Abbott Laboratories:
5.30%, 5/27/2040	100,000	128,735
6.00%, 4/1/2039	350,000	485,788
AstraZeneca PLC 6.45%, 9/15/2037	350,000	478,263
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	50,000	48,523
3.25%, 8/1/2042 (a)	71,000	66,944
5.88%, 11/15/2036	224,000	294,329
Eli Lilly & Co.:
5.50%, 3/15/2027	165,000	212,242
5.95%, 11/15/2037	100,000	134,949
Express Scripts Holding Co. 6.13%, 11/15/2041 (d)	75,000	97,421
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	480,000	675,067
Hospira, Inc. 5.60%, 9/15/2040	100,000	107,993
Johnson & Johnson:
4.50%, 9/1/2040	150,000	180,742
5.95%, 8/15/2037	75,000	105,155

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

6.73%, 11/15/2023	$250,000	$346,585
Merck & Co, Inc.:
5.85%, 6/30/2039	100,000	137,100
5.95%, 12/1/2028	100,000	133,923
6.50%, 12/1/2033	200,000	290,993
6.55%, 9/15/2037	200,000	294,794
Pfizer, Inc. 7.20%, 3/15/2039	210,000	326,459
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	100,000	132,186
Wyeth:
5.95%, 4/1/2037	250,000	335,579
6.45%, 2/1/2024	125,000	169,945
6.50%, 2/1/2034	425,000	589,184

		5,772,899

PIPELINES — 0.1%
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041	35,000	44,672
Texas Eastern Transmission LP 7.00%, 7/15/2032	100,000	131,539

		176,211

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Boston Properties LP 3.85%, 2/1/2023	200,000	211,343
Digital Realty Trust LP 3.63%, 10/1/2022	100,000	100,309
HCP, Inc. 6.75%, 2/1/2041	100,000	128,619
Health Care REIT, Inc. 6.50%, 3/15/2041	86,000	101,490
OMEGA Healthcare Investors, Inc. 6.75%, 10/15/2022	100,000	110,750
Simon Property Group LP 6.75%, 2/1/2040	65,000	90,170

		742,681

ROAD & RAIL — 2.2%
Burlington Northern Santa Fe LLC:
4.38%, 9/1/2042 (a)	100,000	105,382
4.40%, 3/15/2042	75,000	79,288
5.40%, 6/1/2041	150,000	177,272
5.75%, 5/1/2040	150,000	186,482
6.15%, 5/1/2037	100,000	128,219
7.95%, 8/15/2030	50,000	70,698
Canadian National Railway Co.:
6.38%, 11/15/2037	100,000	141,186
6.90%, 7/15/2028	95,000	132,326
Canadian Pacific Railway Co. 4.45%, 3/15/2023	100,000	110,211
Canadian Pacific Railway Ltd. 5.75%, 1/15/2042	100,000	120,926
CSX Corp.:
4.40%, 3/1/2043	200,000	205,655
4.75%, 5/30/2042	115,000	124,386
6.22%, 4/30/2040	120,000	155,554
Norfolk Southern Corp.:
2.90%, 2/15/2023 (d)	347,000	350,573
6.00%, 3/15/2105	100,000	120,684
Union Pacific Corp.:
2.95%, 1/15/2023	50,000	51,367
4.16%, 7/15/2022	75,000	84,456
4.30%, 6/15/2042	50,000	52,904
5.78%, 7/15/2040	200,000	251,816

		2,649,385

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	124,214
Intel Corp. 4.80%, 10/1/2041	164,000	192,598

		316,812

SOFTWARE — 1.1%
Microsoft Corp.:
4.50%, 10/1/2040	300,000	353,730
5.20%, 6/1/2039	100,000	128,038
Oracle Corp.:
5.38%, 7/15/2040	350,000	448,897
6.13%, 7/8/2039 (a)	305,000	421,397

		1,352,062

SPECIALTY RETAIL — 1.1%
Lowe’s Cos., Inc.:
4.65%, 4/15/2042	100,000	107,711
5.80%, 10/15/2036	150,000	184,478
5.80%, 4/15/2040	100,000	124,781
6.65%, 9/15/2037	150,000	204,693
The Home Depot, Inc.:
5.40%, 9/15/2040	100,000	126,147
5.88%, 12/16/2036	265,000	349,883
5.95%, 4/1/2041	175,000	237,798

		1,335,491

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
V.F. Corp. 6.45%, 11/1/2037	100,000	136,365

TOBACCO — 1.0%
Altria Group, Inc.:
9.95%, 11/10/2038	165,000	275,821
10.20%, 2/6/2039	200,000	339,879
Lorillard Tobacco Co. 8.13%, 5/1/2040	50,000	66,219
Philip Morris International, Inc.:
4.38%, 11/15/2041 (a)	100,000	107,632
4.50%, 3/20/2042	150,000	163,398
6.38%, 5/16/2038	150,000	206,405

		1,159,354

WIRELESS TELECOMMUNICATION SERVICES — 5.8%
Alltel Corp. 7.88%, 7/1/2032	100,000	154,156
America Movil SAB de CV:
4.38%, 7/16/2042 (a)	250,000	258,582
6.13%, 3/30/2040	200,000	261,166
6.38%, 3/1/2035	140,000	183,153
AT&T Corp. 8.00%, 11/15/2031	219,000	338,728
AT&T, Inc.:
5.35%, 9/1/2040	720,000	864,410
6.15%, 9/15/2034	400,000	510,314
6.30%, 1/15/2038	165,000	216,411
6.55%, 2/15/2039	250,000	338,576

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

BellSouth Corp. 6.88%, 10/15/2031	$50,000	$62,763
BellSouth Telecommunications, Inc.:
6.38%, 6/1/2028	200,000	237,765
7.00%, 12/1/2095	100,000	125,567
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	430,000	647,065
9.25%, 6/1/2032	50,000	78,877
Embarq Corp. 8.00%, 6/1/2036	350,000	400,528
France Telecom SA 8.50%, 3/1/2031	300,000	448,542
Koninklijke KPN NV 8.38%, 10/1/2030	100,000	133,110
New Cingular Wireless Services, Inc. 8.75%, 3/1/2031	150,000	239,221
Telecom Italia Capital SA:
6.38%, 11/15/2033	250,000	228,125
7.20%, 7/18/2036	150,000	146,625
7.72%, 6/4/2038	150,000	150,375
Telefonica Emisiones SAU 7.05%, 6/20/2036	200,000	194,500
Telefonica Europe BV 8.25%, 9/15/2030	195,000	206,700
US Cellular Corp. 6.70%, 12/15/2033	100,000	104,485
Vodafone Group PLC:
6.15%, 2/27/2037 (a)	115,000	153,028
6.25%, 11/30/2032	200,000	259,822

		6,942,594

TOTAL CORPORATE BONDS & NOTES —
(Cost $110,760,988)		119,156,444

	Shares
SHORT TERM INVESTMENTS — 3.7%
MONEY MARKET FUNDS — 3.7%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	3,410,228	3,410,228
State Street Institutional Liquid Reserves Fund 0.21% (g)(h)	1,059,664	1,059,664

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $4,469,892)		4,469,892

TOTAL INVESTMENTS — 102.4% (j)
(Cost $115,230,880)		123,626,336
OTHER ASSETS & LIABILITIES — (2.4)%		(2,950,325)

NET ASSETS — 100.0%		$120,676,011

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.6% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Variable rate security. Rate shown is rate in effect at September 30, 2012. Maturity date disclosed is the ultimate maturity.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
ULC = Unlimited Liability Corporation

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.3%
AEROSPACE & DEFENSE — 2.4%
Embraer Overseas, Ltd. 6.38%, 1/15/2020	$125,000	$142,895
Exelis, Inc. 5.55%, 10/1/2021	50,000	55,064
General Dynamics Corp. 5.25%, 2/1/2014	50,000	53,145
Goodrich Corp. 3.60%, 2/1/2021	50,000	54,817
Honeywell International, Inc. 4.25%, 3/1/2021	50,000	58,641
L-3 Communications Corp.:
3.95%, 11/15/2016	25,000	27,094
4.75%, 7/15/2020	25,000	27,403
Lockheed Martin Corp. 2.13%, 9/15/2016	50,000	51,526
Northrop Grumman Corp. 1.85%, 11/15/2015	50,000	51,365
Raytheon Co.:
3.13%, 10/15/2020	50,000	53,437
4.88%, 10/15/2040	15,000	17,445
Textron, Inc. 6.20%, 3/15/2015	60,000	66,267
The Boeing Co. 5.88%, 2/15/2040	20,000	27,825
United Technologies Corp. 6.13%, 7/15/2038	25,000	33,683

		720,607

AIR FREIGHT & LOGISTICS — 0.5%
FedEx Corp. 2.63%, 8/1/2022	75,000	74,594
GATX Corp. 8.75%, 5/15/2014	50,000	55,752
United Parcel Service, Inc. 4.88%, 11/15/2040	25,000	30,239

		160,585

AIRLINES — 0.2%
Continental Airlines, Inc. 5.98%, 10/19/2023 (a)	45,600	50,160

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. 4.63%, 9/15/2020	50,000	55,384
Johnson Controls, Inc. 4.25%, 3/1/2021	50,000	54,665

		110,049

AUTOMOBILES — 0.5%
Daimler Finance North America LLC:
6.50%, 11/15/2013	50,000	53,242
8.50%, 1/18/2031	25,000	39,223
PACCAR Financial Corp. 1.55%, 9/29/2014	50,000	50,880

		143,345

BEVERAGES — 2.0%
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 3/26/2013	50,000	50,494
8.00%, 11/15/2039	50,000	81,594
Beam, Inc. 5.88%, 1/15/2036	25,000	29,475
Brown-Forman Corp. 5.00%, 2/1/2014	50,000	52,601
Coca-Cola Enterprises, Inc. 2.13%, 9/15/2015	50,000	51,251
Coca-Cola HBC Finance BV 5.50%, 9/17/2015	125,000	134,304
Diageo Capital PLC 5.20%, 1/30/2013	25,000	25,389
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016	50,000	52,352
PepsiCo, Inc. 3.13%, 11/1/2020	50,000	53,646
The Coca-Cola Co. 4.88%, 3/15/2019	50,000	59,708

		590,814

BIOTECHNOLOGY — 1.1%
Amgen, Inc. 6.38%, 6/1/2037	25,000	31,450
Biogen Idec, Inc. 6.88%, 3/1/2018	25,000	30,749
Celgene Corp. 3.95%, 10/15/2020	50,000	53,231
Genentech, Inc. 4.75%, 7/15/2015	35,000	38,795
Genzyme Corp. 3.63%, 6/15/2015	50,000	53,759
Gilead Sciences, Inc. 4.50%, 4/1/2021	50,000	56,864
Life Technologies Corp. 4.40%, 3/1/2015	50,000	53,048

		317,896

BUILDING MATERIALS — 0.2%
CRH America, Inc. 6.00%, 9/30/2016	50,000	55,650

BUILDING PRODUCTS — 0.4%
Martin Marietta Materials, Inc. 6.60%, 4/15/2018	75,000	81,760
Owens Corning 7.00%, 12/1/2036	25,000	27,612

		109,372

CAPITAL MARKETS — 2.2%
Ameriprise Financial, Inc. 7.30%, 6/28/2019	25,000	32,154
BlackRock, Inc. 3.50%, 12/10/2014	60,000	63,932
Janus Capital Group, Inc. 6.70%, 6/15/2017	25,000	28,581
Jefferies Group, Inc. 3.88%, 11/9/2015	50,000	50,500
Morgan Stanley:
5.45%, 1/9/2017	100,000	109,622
6.25%, 8/9/2026	25,000	27,862
Raymond James Financial, Inc. 8.60%, 8/15/2019	50,000	62,648
TD Ameritrade Holding Corp. 4.15%, 12/1/2014	50,000	53,156

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

The Bank of New York Mellon Corp.:
4.30%, 5/15/2014	$55,000	$58,520
5.45%, 5/15/2019	65,000	77,123
The Goldman Sachs Group, Inc.:
5.50%, 11/15/2014	25,000	27,059
6.00%, 5/1/2014	50,000	53,596

		644,753

CHEMICALS — 3.2%
Agrium, Inc. 6.13%, 1/15/2041	25,000	31,264
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	15,000	15,603
4.38%, 8/21/2019	50,000	56,786
Airgas, Inc. 3.25%, 10/1/2015	100,000	104,785
E.I. du Pont de Nemours & Co. 6.00%, 7/15/2018	50,000	62,807
Eastman Chemical Co. 3.00%, 12/15/2015	25,000	26,322
Ecolab, Inc. 5.50%, 12/8/2041	50,000	61,726
FMC Corp. 3.95%, 2/1/2022	50,000	52,641
ICI Wilmington, Inc. 5.63%, 12/1/2013	42,000	44,226
Monsanto Co. 2.75%, 4/15/2016	25,000	26,445
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	50,000	58,753
PPG Industries, Inc. 5.75%, 3/15/2013	50,000	51,161
Praxair, Inc. 5.25%, 11/15/2014	50,000	54,628
RPM International, Inc. 6.13%, 10/15/2019	25,000	29,168
Sigma-Aldrich Corp. 3.38%, 11/1/2020	50,000	53,323
Syngenta Finance NV 3.13%, 3/28/2022	50,000	52,549
The Dow Chemical Co. 7.38%, 11/1/2029	50,000	66,917
The Mosaic Co.:
3.75%, 11/15/2021	25,000	26,717
4.88%, 11/15/2041	25,000	27,518
The Sherwin-Williams Co. 3.13%, 12/15/2014	50,000	52,267

		955,606

COMMERCIAL BANKS — 5.9%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	50,000	51,973
American Express Bank FSB 6.00%, 9/13/2017	25,000	30,174
Associated Banc-Corp. 5.13%, 3/28/2016	85,000	93,180
Bank of Montreal 2.13%, 6/28/2013	50,000	50,668
Bank of Nova Scotia 3.40%, 1/22/2015	50,000	52,955
BB&T Corp. 3.20%, 3/15/2016	50,000	53,589
BB&T Corp., Series C 2.15%, 3/22/2017	50,000	52,069
BBVA US Senior SAU 3.25%, 5/16/2014	50,000	49,811
BNP Paribas 5.00%, 1/15/2021	50,000	55,590
Canadian Imperial Bank of Commerce/Canada 1.45%, 9/13/2013	60,000	60,562
Credit Suisse of New York, NY 5.00%, 5/15/2013	50,000	51,336
Deutsche Bank AG 4.88%, 5/20/2013	50,000	51,344
Discover Bank/Greenwood DE 7.00%, 4/15/2020	50,000	59,722
First Horizon National Corp. 5.38%, 12/15/2015	95,000	102,872
KeyCorp:
5.10%, 3/24/2021	50,000	58,267
6.50%, 5/14/2013	75,000	77,659
Lloyds TSB Bank PLC:
4.20%, 3/28/2017	50,000	54,860
4.88%, 1/21/2016	50,000	54,944
PNC Funding Corp.:
2.70%, 9/19/2016	100,000	106,536
3.63%, 2/8/2015	20,000	21,382
Regions Financial Corp. 5.75%, 6/15/2015	75,000	80,250
Royal Bank of Canada 1.13%, 1/15/2014	50,000	50,343
SVB Financial Group 5.38%, 9/15/2020	50,000	56,136
The Toronto-Dominion Bank 2.38%, 10/19/2016	50,000	52,558
UnionBanCal Corp. 3.50%, 6/18/2022	50,000	52,575
US Bancorp 4.20%, 5/15/2014	50,000	52,910
Wells Fargo & Co. 5.63%, 12/11/2017	50,000	59,770
Westpac Banking Corp.:
2.10%, 8/2/2013	75,000	76,021
3.00%, 8/4/2015	25,000	26,318
Zions Bancorporation 7.75%, 9/23/2014	25,000	27,250

		1,723,624

COMMERCIAL SERVICES & SUPPLIES — 0.9%
Avery Dennison Corp. 5.38%, 4/15/2020	35,000	37,266
Block Financial LLC 7.88%, 1/15/2013	50,000	50,873
Pitney Bowes, Inc. 4.88%, 8/15/2014	25,000	26,037
Republic Services, Inc.:
3.80%, 5/15/2018	50,000	54,678
5.25%, 11/15/2021	20,000	23,764
The ADT Corp. 2.25%, 7/15/2017 (b)	50,000	50,957

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Waste Management, Inc. 6.38%, 11/15/2012	$25,000	$25,168

		268,743

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc. 5.90%, 2/15/2039	25,000	33,128
Harris Corp. 5.00%, 10/1/2015	50,000	55,333
Juniper Networks, Inc. 4.60%, 3/15/2021	50,000	53,662
Motorola Solutions, Inc. 6.00%, 11/15/2017	50,000	59,608

		201,731

COMPUTERS & PERIPHERALS — 0.5%
Dell, Inc. 5.40%, 9/10/2040	25,000	27,244
Hewlett-Packard Co.:
3.00%, 9/15/2016	50,000	51,564
4.75%, 6/2/2014	25,000	26,360
Lexmark International, Inc. 5.90%, 6/1/2013	50,000	51,279

		156,447

CONSTRUCTION & ENGINEERING — 0.4%
ABB Finance USA, Inc. 4.38%, 5/8/2042	50,000	54,590
Fluor Corp. 3.38%, 9/15/2021	50,000	52,800

		107,390

CONSUMER FINANCE — 0.1%
SLM Corp. 5.00%, 4/15/2015	25,000	26,375

CONTAINERS & PACKAGING — 0.5%
Bemis Co., Inc. 4.50%, 10/15/2021	50,000	54,595
Packaging Corp. of America 3.90%, 6/15/2022	50,000	51,683
Sonoco Products Co. 5.75%, 11/1/2040	40,000	46,369

		152,647

DIVERSIFIED FINANCIAL SERVICES — 5.4%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	50,000	51,452
Alterra Finance LLC 6.25%, 9/30/2020	50,000	55,866
American Express Credit Corp. 1.75%, 6/12/2015	50,000	51,252
AXA Financial, Inc. 7.00%, 4/1/2028	35,000	39,209
Bank of America Corp. 3.88%, 3/22/2017	125,000	134,260
Boeing Capital Corp. 2.90%, 8/15/2018	15,000	16,395
BP Capital Markets PLC 3.13%, 10/1/2015	50,000	53,301
Capital One Financial Corp.:
4.75%, 7/15/2021	50,000	56,558
6.75%, 9/15/2017	17,000	20,809
Citigroup, Inc.:
3.95%, 6/15/2016	50,000	53,321
5.50%, 10/15/2014	60,000	64,688
CME Group, Inc. 5.40%, 8/1/2013	50,000	52,068
Ford Motor Credit Co. LLC 4.25%, 9/20/2022	200,000	205,107
General Electric Capital Corp. 3.50%, 6/29/2015	50,000	53,432
HSBC Finance Corp. 6.38%, 11/27/2012	25,000	25,215
JPMorgan Chase & Co.:
4.75%, 5/1/2013	25,000	25,634
5.50%, 10/15/2040	25,000	29,126
Lazard Group LLC 6.85%, 6/15/2017	95,000	106,802
Moody’s Corp. 5.50%, 9/1/2020	50,000	56,353
Nomura Holdings, Inc. 5.00%, 3/4/2015	50,000	52,669
NYSE Euronext 4.80%, 6/28/2013	50,000	51,576
ORIX Corp. 5.00%, 1/12/2016	60,000	64,438
SLM Corp. 8.00%, 3/25/2020	50,000	58,250
The Charles Schwab Corp. 3.23%, 9/1/2022 (b)	50,000	50,283
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	30,000	32,318
The Western Union Co. 5.25%, 4/1/2020	25,000	29,053
Toyota Motor Credit Corp. 1.38%, 8/12/2013	50,000	50,466
UBS AG of Stamford, CT 2.25%, 8/12/2013	50,000	50,649

		1,590,550

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
British Telecommunications PLC 5.15%, 1/15/2013	50,000	50,650
CenturyLink, Inc. 6.45%, 6/15/2021	50,000	56,809
Verizon New York, Inc., Series A 7.38%, 4/1/2032	50,000	66,475

		173,934

ELECTRIC UTILITIES — 5.1%
Appalachian Power Co. 5.80%, 10/1/2035	25,000	30,517
Arizona Public Service Co. 8.75%, 3/1/2019	50,000	66,639
Consolidated Edison Co. of New York 5.38%, 12/15/2015	50,000	57,122
Constellation Energy Group, Inc. 5.15%, 12/1/2020	50,000	57,004
Duke Energy Carolinas LLC 6.10%, 6/1/2037	25,000	32,424
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	25,000	29,445
Entergy Louisiana LLC 1.88%, 12/15/2014	15,000	15,355

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Exelon Generation Co. LLC 6.20%, 10/1/2017	$50,000	$58,952
Florida Power & Light Co. 4.13%, 2/1/2042	25,000	27,048
Georgia Power Co. 5.65%, 3/1/2037	25,000	31,562
Great Plains Energy, Inc. 4.85%, 6/1/2021	25,000	27,626
Kentucky Utilities Co. 5.13%, 11/1/2040	25,000	31,064
Nevada Power Co. 6.65%, 4/1/2036	100,000	138,943
NextEra Energy Capital Holdings, Inc. 2.55%, 11/15/2013	50,000	50,981
Nisource Finance Corp. 5.95%, 6/15/2041	25,000	30,064
Oklahoma Gas & Electric Co. 5.25%, 5/15/2041	25,000	30,819
Pacific Gas & Electric Co. 5.80%, 3/1/2037	35,000	44,874
Potomac Electric Power Co. 7.90%, 12/15/2038	35,000	57,339
Progress Energy, Inc. 4.40%, 1/15/2021	50,000	55,769
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	20,000	20,115
5.50%, 3/1/2040	15,000	19,743
Scottish Power, Ltd. 5.38%, 3/15/2015	25,000	26,208
South Carolina Electric & Gas Co. 6.05%, 1/15/2038	50,000	66,091
Southern California Edison Co. 3.88%, 6/1/2021	20,000	22,581
TECO Finance, Inc. 5.15%, 3/15/2020	50,000	57,357
The Cleveland Electric Illuminating Co. 5.70%, 4/1/2017	50,000	57,620
The Dayton Power & Light Co. 5.13%, 10/1/2013	100,000	104,310
The Detroit Edison Co. 5.60%, 6/15/2018	50,000	61,228
UIL Holdings Corp. 4.63%, 10/1/2020	34,000	35,829
Westar Energy, Inc. 4.13%, 3/1/2042	50,000	54,620
Wisconsin Electric Power Co. 5.70%, 12/1/2036	25,000	31,943
Wisconsin Power & Light Co. 5.00%, 7/15/2019	50,000	58,652

		1,489,844

ELECTRICAL EQUIPMENT — 0.8%
Emerson Electric Co. 4.25%, 11/15/2020	50,000	58,037
Hubbell, Inc. 3.63%, 11/15/2022	100,000	107,155
Roper Industries, Inc. 6.25%, 9/1/2019	50,000	60,123

		225,315

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Agilent Technologies, Inc. 6.50%, 11/1/2017	50,000	60,741
Amphenol Corp. 4.00%, 2/1/2022	35,000	36,747
Arrow Electronics, Inc. 3.38%, 11/1/2015	50,000	51,350
Avnet, Inc. 6.63%, 9/15/2016	50,000	57,052
Corning, Inc. 5.75%, 8/15/2040	30,000	35,854

		241,744

ENERGY EQUIPMENT & SERVICES — 0.4%
Cameron International Corp. 5.95%, 6/1/2041	25,000	30,287
Halliburton Co. 6.70%, 9/15/2038	25,000	35,516
Nabors Industries, Inc. 9.25%, 1/15/2019	50,000	65,151

		130,954

FOOD & STAPLES RETAILING — 0.9%
Costco Wholesale Corp. 5.50%, 3/15/2017	25,000	29,878
CVS Caremark Corp. 6.13%, 8/15/2016	20,000	23,690
Safeway, Inc. 6.25%, 3/15/2014	50,000	52,855
Sysco Corp. 6.63%, 3/17/2039	25,000	36,654
The Kroger Co. 6.15%, 1/15/2020	50,000	61,017
Wal-Mart Stores, Inc. 6.20%, 4/15/2038	20,000	27,751
Walgreen Co. 4.88%, 8/1/2013	25,000	25,881

		257,726

FOOD PRODUCTS — 2.7%
Archer-Daniels-Midland Co. 5.77%, 3/1/2041	25,000	32,136
Bunge Ltd. Finance Corp. 5.35%, 4/15/2014	50,000	52,729
Campbell Soup Co. 4.25%, 4/15/2021	25,000	28,473
ConAgra Foods, Inc. 7.00%, 4/15/2019	50,000	62,340
Corn Products International, Inc. 4.63%, 11/1/2020	50,000	54,897
Delhaize Group SA 5.70%, 10/1/2040	25,000	21,823
General Mills, Inc. 5.70%, 2/15/2017	50,000	59,483
HJ Heinz Finance Co. 6.75%, 3/15/2032	27,000	34,360
Hormel Foods Corp. 4.13%, 4/15/2021	100,000	113,181
Kellogg Co. 4.15%, 11/15/2019	50,000	56,191

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Kraft Foods, Inc. 6.13%, 2/1/2018	$35,000	$42,803
Ralcorp Holdings, Inc. 6.63%, 8/15/2039	25,000	26,679
Sara Lee Corp. 2.75%, 9/15/2015	50,000	51,419
The Hershey Co. 4.13%, 12/1/2020	50,000	56,806
The JM Smucker Co. 3.50%, 10/15/2021	50,000	53,033
Unilever Capital Corp. 2.75%, 2/10/2016	50,000	53,001

		799,354

GAS UTILITIES — 0.8%
AGL Capital Corp. 5.25%, 8/15/2019	50,000	58,846
Atmos Energy Corp. 6.35%, 6/15/2017	50,000	59,520
Energen Corp. 4.63%, 9/1/2021	50,000	51,759
National Grid PLC 6.30%, 8/1/2016	25,000	29,017
Southern California Gas Co. 5.45%, 4/15/2018	35,000	42,362

		241,504

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Baxter International, Inc. 6.25%, 12/1/2037	25,000	34,804
Becton Dickinson and Co. 3.25%, 11/12/2020	25,000	26,581
Boston Scientific Corp. 7.38%, 1/15/2040	35,000	47,547
C.R. Bard, Inc. 4.40%, 1/15/2021	25,000	28,661
CareFusion Corp. 6.38%, 8/1/2019	50,000	59,883
Covidien International Finance SA 4.20%, 6/15/2020	50,000	56,154
DENTSPLY International, Inc. 4.13%, 8/15/2021	50,000	52,545
Medtronic, Inc. 3.00%, 3/15/2015	25,000	26,391
St. Jude Medical, Inc. 2.50%, 1/15/2016	35,000	36,428
Stryker Corp. 2.00%, 9/30/2016	50,000	51,854
Zimmer Holdings, Inc. 5.75%, 11/30/2039	25,000	30,488

		451,336

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc.:
3.95%, 9/1/2020	50,000	54,287
6.63%, 6/15/2036	50,000	65,277
AmerisourceBergen Corp. 4.88%, 11/15/2019	50,000	57,922
Cardinal Health, Inc. 5.80%, 10/15/2016	50,000	57,904
Cigna Corp. 8.50%, 5/1/2019	50,000	66,535
Coventry Health Care, Inc. 6.30%, 8/15/2014	30,000	32,538
Express Scripts, Inc. 3.13%, 5/15/2016	20,000	21,119
Humana, Inc. 8.15%, 6/15/2038	25,000	34,219
Laboratory Corp. of America Holdings 4.63%, 11/15/2020	35,000	38,573
McKesson Corp. 4.75%, 3/1/2021	50,000	58,113
Quest Diagnostics, Inc. 6.40%, 7/1/2017	15,000	17,878
UnitedHealth Group, Inc. 3.88%, 10/15/2020	50,000	54,773
WellPoint, Inc. 3.13%, 5/15/2022	100,000	100,140

		659,278

HOTELS, RESTAURANTS & LEISURE — 1.6%
Darden Restaurants, Inc. 6.80%, 10/15/2037	25,000	30,515
Hyatt Hotels Corp. 5.38%, 8/15/2021	100,000	110,806
International Game Technology 5.50%, 6/15/2020	35,000	37,996
Marriott International, Inc. 6.38%, 6/15/2017	50,000	58,839
McDonald’s Corp. 5.35%, 3/1/2018	20,000	23,979
Starbucks Corp. 6.25%, 8/15/2017	35,000	41,997
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	75,000	89,532
Wyndham Worldwide Corp. 4.25%, 3/1/2022	50,000	50,425
Yum! Brands, Inc. 3.88%, 11/1/2020	25,000	27,048

		471,137

HOUSEHOLD DURABLES — 0.4%
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	50,000	54,498
Whirlpool Corp. 4.85%, 6/15/2021	50,000	52,392

		106,890

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc. 3.35%, 12/15/2015	25,000	26,289
Colgate-Palmolive Co. 3.15%, 8/5/2015	25,000	26,751
Energizer Holdings, Inc. 4.70%, 5/19/2021	50,000	53,254
Kimberly-Clark Corp. 6.25%, 7/15/2018	25,000	31,354
The Clorox Co. 3.80%, 11/15/2021	50,000	54,051
The Procter & Gamble Co. 1.80%, 11/15/2015	50,000	51,759

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Tupperware Brands Corp. 4.75%, 6/1/2021	$75,000	$79,038

		322,496

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
TransAlta Corp. 6.65%, 5/15/2018	50,000	56,662

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co. 1.38%, 9/29/2016	50,000	51,187
Cooper US, Inc. 2.38%, 1/15/2016	50,000	51,430
Koninklijke Philips Electronics NV 6.88%, 3/11/2038	25,000	34,356
Tyco Electronics Group SA 4.88%, 1/15/2021	50,000	54,953

		191,926

INSURANCE — 8.1%
ACE INA Holdings, Inc. 2.60%, 11/23/2015	50,000	52,296
AEGON Funding Co. LLC 5.75%, 12/15/2020	35,000	40,202
Aflac, Inc. 6.45%, 8/15/2040	50,000	61,163
Alleghany Corp. 5.63%, 9/15/2020	50,000	55,713
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	25,000	28,965
American Financial Group, Inc. 9.88%, 6/15/2019	30,000	38,265
American International Group, Inc.:
5.05%, 10/1/2015	50,000	54,864
5.45%, 5/18/2017	35,000	39,732
6.40%, 12/15/2020	20,000	24,363
AON Corp. 3.13%, 5/27/2016	35,000	36,976
Assurant, Inc. 6.75%, 2/15/2034	50,000	57,026
Axis Capital Holdings, Ltd. 5.75%, 12/1/2014	50,000	53,690
Cincinnati Financial Corp. 6.13%, 11/1/2034	50,000	56,653
CNA Financial Corp. 5.75%, 8/15/2021	25,000	29,241
Delphi Financial Group, Inc. 7.88%, 1/31/2020	25,000	29,978
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	54,662
Fidelity National Financial, Inc. 6.60%, 5/15/2017	30,000	33,758
Genworth Financial, Inc. 6.52%, 5/22/2018	100,000	102,000
Hartford Financial Services Group, Inc. 6.30%, 3/15/2018	50,000	58,299
HCC Insurance Holdings, Inc. 6.30%, 11/15/2019	50,000	57,104
Lincoln National Corp. 6.25%, 2/15/2020	25,000	29,101
Loews Corp. 6.00%, 2/1/2035	25,000	29,415
Manulife Financial Corp. 4.90%, 9/17/2020	120,000	131,953
Markel Corp. 7.13%, 9/30/2019	50,000	59,496
Marsh & McLennan Cos., Inc.:
4.80%, 7/15/2021	25,000	28,392
5.75%, 9/15/2015	24,000	26,894
MetLife, Inc. 6.82%, 8/15/2018	100,000	125,736
PartnerRe, Ltd. 5.50%, 6/1/2020	50,000	55,123
Principal Financial Group, Inc. 8.88%, 5/15/2019	50,000	66,852
Protective Life Corp. 7.38%, 10/15/2019	50,000	59,459
Prudential Financial, Inc. 4.50%, 7/15/2013	50,000	51,547
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	50,000	57,732
Swiss Re Solutions Holding Corp. 6.45%, 3/1/2019	50,000	58,136
The Hanover Insurance Group, Inc. 6.38%, 6/15/2021	50,000	56,159
The Progressive Corp. 3.75%, 8/23/2021	50,000	55,007
Torchmark Corp. 9.25%, 6/15/2019	75,000	99,839
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	50,000	62,426
Travelers Property Casualty Corp. 6.38%, 3/15/2033	25,000	32,773
Unitrin, Inc. 6.00%, 5/15/2017	50,000	53,677
Unum Group 7.13%, 9/30/2016	50,000	58,062
Validus Holdings, Ltd. 8.88%, 1/26/2040	25,000	31,649
W.R. Berkley Corp. 6.25%, 2/15/2037	50,000	55,994
Willis North America, Inc. 7.00%, 9/29/2019	50,000	59,281
XL Group PLC 6.38%, 11/15/2024	50,000	59,521

		2,369,174

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 5.95%, 8/15/2020	35,000	38,150

IT SERVICES — 0.6%
Computer Sciences Corp., Series W 5.50%, 3/15/2013	25,000	25,558
Fiserv, Inc. 3.13%, 6/15/2016	35,000	36,680
International Business Machines Corp. 5.70%, 9/14/2017	50,000	60,840
SAIC, Inc. 4.45%, 12/1/2020	50,000	54,202

		177,280

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc. 6.35%, 3/15/2040	50,000	58,499

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Mattel, Inc. 6.20%, 10/1/2040	$10,000	$11,948

		70,447

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	25,000	26,270
Thermo Fisher Scientific, Inc. 2.25%, 8/15/2016	50,000	51,633

		77,903

MACHINERY — 3.1%
Caterpillar, Inc. 3.90%, 5/27/2021	50,000	57,140
Cummins, Inc. 7.13%, 3/1/2028	25,000	34,056
Danaher Corp. 5.40%, 3/1/2019	50,000	60,230
Deere & Co. 5.38%, 10/16/2029	25,000	32,244
Dover Corp. 5.38%, 3/1/2041	35,000	45,478
Eaton Corp. 6.95%, 3/20/2019	50,000	62,746
Harsco Corp. 2.70%, 10/15/2015	50,000	50,790
IDEX Corp. 4.50%, 12/15/2020	50,000	53,878
Illinois Tool Works, Inc. 4.88%, 9/15/2041	25,000	29,347
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	35,000	43,033
Joy Global, Inc. 5.13%, 10/15/2021	20,000	22,273
Kennametal, Inc. 3.88%, 2/15/2022	50,000	52,063
Parker Hannifin Corp. 6.25%, 5/15/2038	25,000	34,151
Pentair, Inc. 5.00%, 5/15/2021	50,000	56,612
Snap-On, Inc. 6.13%, 9/1/2021	25,000	30,335
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	35,000	40,014
Timken Co. 6.00%, 9/15/2014	50,000	53,053
Valmont Industries, Inc. 6.63%, 4/20/2020	25,000	29,531
Xylem, Inc. 3.55%, 9/20/2016	115,000	122,083

		909,057

MEDIA — 3.1%
CBS Corp. 7.88%, 7/30/2030	75,000	102,280
Comcast Cable Communications LLC 7.13%, 6/15/2013	25,000	26,157
Comcast Corp. 4.65%, 7/15/2042	50,000	53,249
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020	25,000	28,314
6.38%, 3/1/2041	25,000	29,492
Discovery Communications LLC 5.63%, 8/15/2019	35,000	41,531
Grupo Televisa SAB 8.50%, 3/11/2032	50,000	72,302
NBCUniversal Media LLC 5.15%, 4/30/2020	25,000	29,667
News America, Inc. 6.20%, 12/15/2034	50,000	59,782
Omnicom Group, Inc. 6.25%, 7/15/2019	50,000	60,465
The Interpublic Group of Cos., Inc. 4.00%, 3/15/2022	50,000	52,252
The Mcgraw-Hill Cos., Inc. 6.55%, 11/15/2037	25,000	30,253
The Walt Disney Co. 2.75%, 8/16/2021	25,000	26,128
Time Warner Cable, Inc. 6.55%, 5/1/2037	50,000	62,443
Time Warner, Inc. 4.70%, 1/15/2021	50,000	57,429
Viacom, Inc.:
1.25%, 2/27/2015	50,000	50,523
4.25%, 9/15/2015	25,000	27,468
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	50,000	57,065
WPP Finance UK 8.00%, 9/15/2014	50,000	55,992

		922,792

METALS & MINING — 3.2%
Alcoa, Inc.:
5.40%, 4/15/2021	75,000	78,374
5.95%, 2/1/2037	50,000	49,917
Allegheny Technologies, Inc. 9.38%, 6/1/2019	50,000	63,280
AngloGold Ashanti Holdings PLC 5.38%, 4/15/2020	50,000	52,974
ArcelorMittal 5.75%, 3/1/2021	50,000	47,500
Barrick North America Finance LLC 6.80%, 9/15/2018	50,000	61,795
BHP Billiton Finance USA, Ltd. 6.50%, 4/1/2019	35,000	44,585
Cliffs Natural Resources, Inc. 4.80%, 10/1/2020	50,000	48,903
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 3/1/2022	50,000	50,048
Kinross Gold Corp. 5.13%, 9/1/2021	50,000	51,028
Newmont Mining Corp. 5.88%, 4/1/2035	25,000	27,890
Nucor Corp. 6.40%, 12/1/2037	75,000	103,204
Rio Tinto Finance USA, Ltd. 8.95%, 5/1/2014	50,000	56,279
Southern Copper Corp. 7.50%, 7/27/2035	25,000	31,028
Teck Resources, Ltd. 4.75%, 1/15/2022	28,000	29,935
Vale Overseas, Ltd.:
4.38%, 1/11/2022	40,000	41,821

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

6.88%, 11/10/2039	$25,000	$29,290
Xstrata Canada Corp.:
5.38%, 6/1/2015	50,000	54,482
6.20%, 6/15/2035	25,000	26,703

		949,036

MULTI-UTILITIES — 1.6%
American Water Capital Corp. 6.09%, 10/15/2017	35,000	41,396
CenterPoint Energy Resources Corp. 7.88%, 4/1/2013	35,000	36,197
Dominion Resources, Inc. 5.60%, 11/15/2016	50,000	58,865
Integrys Energy Group, Inc. 4.17%, 11/1/2020	50,000	52,744
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	50,000	63,916
NSTAR 4.50%, 11/15/2019	25,000	28,090
Sempra Energy 6.00%, 10/15/2039	25,000	32,904
United Utilities PLC 6.88%, 8/15/2028	50,000	57,719
Veolia Environnement SA 6.75%, 6/1/2038	25,000	30,202
Xcel Energy, Inc. 4.70%, 5/15/2020	50,000	58,582

		460,615

MULTILINE RETAIL — 0.6%
Kohl’s Corp. 6.88%, 12/15/2037	25,000	32,925
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022	25,000	26,951
6.70%, 7/15/2034	25,000	29,991
Nordstrom, Inc. 4.00%, 10/15/2021	50,000	55,957
Target Corp. 7.00%, 1/15/2038	25,000	36,538

		182,362

OFFICE ELECTRONICS — 0.2%
Xerox Corp. 4.50%, 5/15/2021	45,000	47,677

OIL, GAS & CONSUMABLE FUELS — 10.0%
Alberta Energy Co., Ltd. 7.38%, 11/1/2031	45,000	57,313
Anadarko Petroleum Corp. 5.95%, 9/15/2016	25,000	28,912
Apache Corp. 6.00%, 9/15/2013	25,000	26,312
Baker Hughes, Inc. 3.20%, 8/15/2021	50,000	54,271
Boardwalk Pipelines LP 5.88%, 11/15/2016	25,000	27,838
BP Capital Markets PLC 3.25%, 5/6/2022	50,000	52,429
Canadian Natural Resources, Ltd.:
5.15%, 2/1/2013	25,000	25,384
6.50%, 2/15/2037	100,000	132,791
Cenovus Energy, Inc. 6.75%, 11/15/2039	25,000	33,845
Chevron Corp. 4.95%, 3/3/2019	35,000	42,276
ConocoPhillips 4.60%, 1/15/2015	50,000	54,468
DCP Midstream Operating LP 3.25%, 10/1/2015	50,000	51,063
Devon Financing Corp. ULC 7.88%, 9/30/2031	25,000	36,471
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	50,000	61,937
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	100,000	143,388
Enbridge Energy Partners LP 4.20%, 9/15/2021	100,000	107,644
Enbridge, Inc. 5.60%, 4/1/2017	50,000	57,989
Energy Transfer Partners LP 9.00%, 4/15/2019	25,000	31,819
Eni USA, Inc. 7.30%, 11/15/2027	35,000	46,994
Ensco PLC 4.70%, 3/15/2021	50,000	56,354
Enterprise Products Operating LLC, Series G 5.60%, 10/15/2014	35,000	38,174
EOG Resources, Inc. 4.40%, 6/1/2020	50,000	57,009
EQT Corp. 6.50%, 4/1/2018	50,000	57,364
Hess Corp. 7.88%, 10/1/2029	25,000	33,999
Husky Energy, Inc. 5.90%, 6/15/2014	25,000	27,102
Kinder Morgan Energy Partners LP 6.50%, 9/1/2039	35,000	42,350
Magellan Midstream Partners LP 6.55%, 7/15/2019	50,000	60,868
Marathon Oil Corp. 6.80%, 3/15/2032	35,000	45,296
Marathon Petroleum Corp. 5.13%, 3/1/2021	50,000	57,698
Murphy Oil Corp. 7.05%, 5/1/2029	50,000	60,743
Nexen, Inc. 6.40%, 5/15/2037	30,000	38,102
Noble Energy, Inc. 8.25%, 3/1/2019	25,000	32,123
Noble Holding International, Ltd. 4.63%, 3/1/2021	50,000	54,880
Occidental Petroleum Corp. 4.10%, 2/1/2021	50,000	56,455
ONEOK Partners LP:
3.25%, 2/1/2016	30,000	31,532
6.13%, 2/1/2041	65,000	77,442
ONEOK, Inc. 5.20%, 6/15/2015	50,000	54,247
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	25,000	28,962
Petro-Canada 6.05%, 5/15/2018	25,000	30,581

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Pioneer Natural Resources Co. 3.95%, 7/15/2022	$200,000	$210,141
Plains All American Pipeline LP/PAA Finance Corp. 5.75%, 1/15/2020	50,000	60,071
Rowan Cos., Inc. 7.88%, 8/1/2019	35,000	42,947
Shell International Finance BV 4.30%, 9/22/2019	25,000	29,137
Southern Natural Gas Co. 8.00%, 3/1/2032	25,000	35,582
Spectra Energy Capital LLC 8.00%, 10/1/2019	50,000	64,989
Sunoco Logistics Partners Operations LP 4.65%, 2/15/2022	15,000	16,073
Talisman Energy, Inc. 5.85%, 2/1/2037	25,000	27,810
TC Pipelines LP 4.65%, 6/15/2021	50,000	53,169
The Williams Cos., Inc. 7.50%, 1/15/2031	50,000	62,692
Total Capital SA 4.25%, 12/15/2021	25,000	28,826
TransCanada Pipelines, Ltd. 6.20%, 10/15/2037	25,000	34,077
Transocean, Inc. 6.50%, 11/15/2020	50,000	59,595
Valero Energy Corp.:
6.63%, 6/15/2037	25,000	30,269
9.38%, 3/15/2019	35,000	47,300
Weatherford International, Inc. 6.35%, 6/15/2017	50,000	57,819
XTO Energy, Inc. 6.25%, 8/1/2017	50,000	62,407

		2,937,329

PAPER & FOREST PRODUCTS — 0.8%
Domtar Corp. 4.40%, 4/1/2022	50,000	51,021
International Paper Co. 9.38%, 5/15/2019	50,000	67,622
Rayonier, Inc. 3.75%, 4/1/2022	100,000	102,512

		221,155

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc. 4.20%, 7/15/2018	25,000	25,126
The Estee Lauder Cos., Inc. 6.00%, 5/15/2037	50,000	65,453

		90,579

PHARMACEUTICALS — 2.2%
Abbott Laboratories:
5.13%, 4/1/2019	25,000	30,098
6.15%, 11/30/2037	50,000	70,024
Allergan, Inc./United States 3.38%, 9/15/2020	25,000	27,061
AstraZeneca PLC 5.90%, 9/15/2017	25,000	30,488
Bristol-Myers Squibb Co. 6.13%, 5/1/2038	25,000	34,141
Eli Lilly & Co. 5.20%, 3/15/2017	50,000	59,056
GlaxoSmithKline Capital, Inc. 5.38%, 4/15/2034	25,000	30,496
Hospira, Inc. 6.05%, 3/30/2017	50,000	57,666
Johnson & Johnson 5.85%, 7/15/2038	25,000	34,859
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	50,000	57,963
Medco Health Solutions, Inc. 6.13%, 3/15/2013	50,000	51,227
Merck & Co, Inc. 3.88%, 1/15/2021	50,000	56,564
Novartis Capital Corp. 2.90%, 4/24/2015	25,000	26,454
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	25,000	33,046
Watson Pharmaceuticals, Inc. 6.13%, 8/15/2019	25,000	29,839
Wyeth 5.50%, 2/1/2014	25,000	26,617

		655,599

PIPELINES — 0.8%
Buckeye Partners LP 4.88%, 2/1/2021	50,000	49,784
Northern Border Pipeline Co. 7.50%, 9/15/2021	25,000	31,238
Spectra Energy Partners LP 4.60%, 6/15/2021	60,000	64,169
Williams Partners LP 4.13%, 11/15/2020	75,000	80,400

		225,591

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp. 2.88%, 11/15/2015	50,000	51,640

REAL ESTATE INVESTMENT TRUSTS — 7.2%
Alexandria Real Estate Equities, Inc. 4.60%, 4/1/2022	100,000	105,892
AvalonBay Communities, Inc. 5.70%, 3/15/2017	50,000	58,242
BioMed Realty LP 3.85%, 4/15/2016	50,000	51,584
Boston Properties LP 4.13%, 5/15/2021	50,000	53,702
Brandywine Operating Partnership LP 4.95%, 4/15/2018	50,000	54,531
BRE Properties, Inc. 5.50%, 3/15/2017	50,000	56,783
Camden Property Trust 4.63%, 6/15/2021	25,000	28,014
CommonWealth REIT 6.25%, 8/15/2016	50,000	54,202
Digital Realty Trust LP 3.63%, 10/1/2022	150,000	150,463
Duke Realty LP 6.75%, 3/15/2020	25,000	29,950
Entertainment Properties Trust 5.75%, 8/15/2022	100,000	103,067

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

ERP Operating LP 5.25%, 9/15/2014	$50,000	$54,115
HCP, Inc. 5.65%, 12/15/2013	50,000	52,679
Health Care REIT, Inc. 6.13%, 4/15/2020	150,000	174,403
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	50,000	57,150
Highwoods Realty LP 5.85%, 3/15/2017	30,000	32,975
Kilroy Realty LP 5.00%, 11/3/2015	50,000	54,534
Kimco Realty Corp. 4.30%, 2/1/2018	50,000	55,440
Liberty Property LP:
4.75%, 10/1/2020	70,000	75,867
6.63%, 10/1/2017	25,000	29,779
Mack-Cali Realty LP 7.75%, 8/15/2019	50,000	62,400
National Retail Properties, Inc. 3.80%, 10/15/2022	150,000	152,647
ProLogis LP 4.50%, 8/15/2017	40,000	43,877
Realty Income Corp. 6.75%, 8/15/2019	50,000	61,293
Regency Centers LP 5.25%, 8/1/2015	50,000	54,439
Senior Housing Properties Trust 4.30%, 1/15/2016	50,000	50,811
Simon Property Group LP 6.13%, 5/30/2018	50,000	61,049
Tanger Properties LP 6.15%, 11/15/2015	60,000	67,674
UDR, Inc. 5.25%, 1/15/2015	50,000	53,663
Ventas Realty LP/Ventas Capital Corp.:
3.13%, 11/30/2015	15,000	15,580
4.75%, 6/1/2021	25,000	27,440
Vornado Realty LP 4.25%, 4/1/2015	85,000	89,266
Washington Real Estate Investment Trust 4.95%, 10/1/2020	50,000	53,763

		2,127,274

ROAD & RAIL — 1.4%
Canadian National Railway Co. 6.20%, 6/1/2036	25,000	34,250
Canadian Pacific Railway Co. 4.45%, 3/15/2023	50,000	55,106
Con-way, Inc. 7.25%, 1/15/2018	75,000	87,558
CSX Corp. 3.70%, 10/30/2020	50,000	53,553
JB Hunt Transport Services, Inc. 3.38%, 9/15/2015	50,000	51,368
Norfolk Southern Corp.:
2.90%, 2/15/2023 (b)	32,000	32,330
3.25%, 12/1/2021	25,000	26,372
Ryder System, Inc. 3.15%, 3/2/2015	50,000	51,639
Union Pacific Corp. 5.13%, 2/15/2014	25,000	26,511

		418,687

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Analog Devices, Inc. 3.00%, 4/15/2016	50,000	53,866
Applied Materials, Inc. 5.85%, 6/15/2041	30,000	37,264
Intel Corp.:
1.95%, 10/1/2016	50,000	52,400
4.80%, 10/1/2041	35,000	41,103
KLA-Tencor Corp. 6.90%, 5/1/2018	30,000	36,436
Maxim Integrated Products, Inc. 3.45%, 6/14/2013	60,000	61,172
Texas Instruments, Inc. 1.38%, 5/15/2014	50,000	50,796

		333,037

SOFTWARE — 1.2%
Adobe Systems, Inc. 3.25%, 2/1/2015	25,000	26,140
BMC Software, Inc. 4.25%, 2/15/2022	75,000	77,233
CA, Inc. 5.38%, 12/1/2019	50,000	56,783
Intuit, Inc. 5.75%, 3/15/2017	50,000	57,875
Microsoft Corp. 1.63%, 9/25/2015	50,000	51,800
Oracle Corp. 6.13%, 7/8/2039	25,000	34,541
Symantec Corp. 2.75%, 9/15/2015	50,000	51,565

		355,937

SPECIALTY RETAIL — 1.6%
Advance Auto Parts, Inc. 5.75%, 5/1/2020	50,000	57,839
AutoZone, Inc. 5.75%, 1/15/2015	21,000	22,970
Best Buy Co., Inc. 3.75%, 3/15/2016	30,000	28,722
Family Dollar Stores, Inc. 5.00%, 2/1/2021	50,000	54,294
Lowe’s Cos., Inc. 3.75%, 4/15/2021	50,000	54,311
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	25,000	27,372
Staples, Inc. 9.75%, 1/15/2014	35,000	38,771
The Gap, Inc. 5.95%, 4/12/2021	50,000	55,923
The Home Depot, Inc. 5.40%, 9/15/2040	25,000	31,537
TJX Cos., Inc. 6.95%, 4/15/2019	75,000	95,080

		466,819

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
V.F. Corp. 6.45%, 11/1/2037	$25,000	$34,091

THRIFTS & MORTGAGE FINANCE — 0.2%
First Niagara Financial Group, Inc. 6.75%, 3/19/2020	60,000	69,769

TOBACCO — 0.4%
Altria Group, Inc. 9.25%, 8/6/2019	25,000	35,196
Lorillard Tobacco Co. 3.50%, 8/4/2016	25,000	26,398
Philip Morris International, Inc. 6.38%, 5/16/2038	25,000	34,401
Reynolds American, Inc. 7.75%, 6/1/2018	25,000	31,546

		127,541

WIRELESS TELECOMMUNICATION SERVICES — 2.4%
America Movil SAB de CV 6.13%, 3/30/2040	100,000	130,583
American Tower Corp. 4.50%, 1/15/2018	50,000	55,630
AT&T, Inc. 2.50%, 8/15/2015	50,000	52,540
Cellco Partnership/Verizon Wireless Capital LLC 8.50%, 11/15/2018	25,000	34,967
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	20,000	30,096
France Telecom SA 4.38%, 7/8/2014	50,000	52,807
Koninklijke KPN NV 8.38%, 10/1/2030	35,000	46,588
Rogers Communications, Inc. 6.38%, 3/1/2014	50,000	53,778
Telecom Italia Capital SA 7.18%, 6/18/2019	50,000	54,875
Telefonica Emisiones SAU 3.99%, 2/16/2016	50,000	49,500
US Cellular Corp. 6.70%, 12/15/2033	50,000	52,243
Vodafone Group PLC:
4.15%, 6/10/2014	50,000	52,948
6.15%, 2/27/2037	25,000	33,267

		699,822

TOTAL CORPORATE BONDS & NOTES —
(Cost $27,574,290)		28,925,807

	Shares
SHORT TERM INVESTMENT — 4.9%
MONEY MARKET FUND — 4.9%
State Street Institutional Liquid Reserves Fund 0.21% (c)(d)(e) (Cost $1,431,127)	1,431,127	1,431,127

TOTAL INVESTMENTS — 103.2% (f)
(Cost $29,005,417)		30,356,934
OTHER ASSETS & LIABILITIES — (3.2)%		(944,034)

NET ASSETS — 100.0%		$29,412,900

(a)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
ULC = Unlimited Liability Corporation

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CONVERTIBLE CORPORATE BONDS & NOTES — 70.5%
AEROSPACE & DEFENSE — 0.6%
L-3 Communications Holdings, Inc. 3.00%, 8/1/2035 (a)	$4,976,000	$4,990,331

AUTOMOBILES — 1.5%
Ford Motor Co. 4.25%, 11/15/2016 (a)	6,913,000	9,474,958
Navistar International Corp. 3.00%, 10/15/2014 (a)	4,022,000	3,571,536

		13,046,494

BEVERAGES — 0.6%
Molson Coors Brewing Co. 2.50%, 7/30/2013 (a)	4,544,000	4,692,316

BIOTECHNOLOGY — 8.1%
Amgen, Inc. 0.38%, 2/1/2013 (a)	19,883,000	22,121,428
Dendreon Corp. 2.88%, 1/15/2016	4,870,000	3,235,628
Gilead Sciences, Inc.:
0.63%, 5/1/2013	4,947,000	8,623,858
1.00%, 5/1/2014	9,488,000	14,311,794
1.63%, 5/1/2016 (a)	9,432,000	14,784,660
Illumina, Inc. 0.25%, 3/15/2016 (b)	6,500,000	6,088,108

		69,165,476

BUILDING PRODUCTS — 2.2%
Cemex SAB de CV:
3.25%, 3/15/2016	7,587,000	7,458,021
3.75%, 3/15/2018	5,288,000	5,203,392
4.88%, 3/15/2015 (a)	5,680,000	5,603,320

		18,264,733

CAPITAL MARKETS — 1.1%
Ares Capital Corp. 5.75%, 2/1/2016 (b)	3,657,000	3,868,009
5.75%, 2/1/2016	4,500,000	4,759,650

		8,627,659

COMMUNICATIONS EQUIPMENT — 1.1%
Alcatel-Lucent USA, Inc. Series B, 2.88%, 6/15/2025 (a)	6,498,000	6,359,723
Ciena Corp. 0.88%, 6/15/2017	3,800,000	3,274,650

		9,634,373

COMPUTERS & PERIPHERALS — 5.9%
EMC Corp. 1.75%, 12/1/2013	13,650,000	23,445,240
NetApp, Inc. 1.75%, 6/1/2013 (a)	9,649,000	11,015,781
SanDisk Corp.:
1.00%, 5/15/2013 (a)	7,358,000	7,308,201
1.50%, 8/15/2017 (a)	7,194,000	8,154,399

		49,923,621

CONTAINERS & PACKAGING — 0.6%
Owens-Brockway Glass Container, Inc. 3.00%, 6/1/2015 (b)	5,153,000	5,061,709

ELECTRICAL EQUIPMENT — 0.3%
Suntech Power Holdings Co., Ltd. 3.00%, 3/15/2013 (a)	4,370,000	2,097,600

FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co. 0.88%, 2/15/2014	8,517,000	8,518,703

HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Hologic, Inc.:
2.00%, 12/15/2037 (a)(c)	8,131,000	8,092,906
2.00%, 3/1/2042 (c)	1,500,000	1,462,973
Medtronic, Inc. 1.63%, 4/15/2013 (a)	17,037,000	17,175,511

		26,731,390

HEALTH CARE PROVIDERS & SERVICES — 0.5%
LifePoint Hospitals, Inc. 3.50%, 5/15/2014 (a)	4,235,000	4,616,870

HOTELS, RESTAURANTS & LEISURE — 1.8%
International Game Technology 3.25%, 5/1/2014	6,448,000	6,739,965
MGM Resorts International 4.25%, 4/15/2015 (a)	8,414,000	8,735,836

		15,475,801

HOUSEHOLD DURABLES — 1.1%
D.R. Horton, Inc. 2.00%, 5/15/2014	4,104,000	6,706,757
Jarden Corp. 1.88%, 9/15/2018 (b)	2,500,000	2,564,000

		9,270,757

INSURANCE — 0.5%
Old Republic International Corp. 3.75%, 3/15/2018 (a)	4,411,000	4,386,925

INTERNET & CATALOG RETAIL — 2.0%
priceline.com, Inc.:
1.00%, 3/15/2018 (a)(b)	7,100,000	7,603,745
1.25%, 3/15/2015 (b)	4,420,000	9,219,855

		16,823,600

INTERNET SOFTWARE & SERVICES — 2.2%
TIBCO Software, Inc. 2.25%, 5/1/2032 (a)(b)	4,500,000	4,614,570
VeriSign, Inc. 3.25%, 8/15/2037	9,448,000	14,448,354

		19,062,924

IT SERVICES — 1.2%
Alliance Data Systems Corp. 1.75%, 8/1/2013	5,826,000	10,549,371

MARINE — 0.5%
DryShips, Inc. 5.00%, 12/1/2014	5,116,000	4,172,947

MEDIA — 3.8%
Liberty Media LLC 3.13%, 3/30/2023	8,690,000	12,136,541
Virgin Media, Inc. 6.50%, 11/15/2016	7,736,000	13,322,552
XM Satellite Radio, Inc. 7.00%, 12/1/2014 (b)	4,365,000	6,813,765

		32,272,858

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

METALS & MINING — 5.9%
Alcoa, Inc. 5.25%, 3/15/2014 (a)	$4,668,000	$6,944,210
AngloGold Ashanti, Holdings Finance PLC 3.50%, 5/22/2014 (b)	5,124,000	5,451,987
ArcelorMittal 5.00%, 5/15/2014 (a)	5,931,000	6,000,986
Goldcorp, Inc. 2.00%, 8/1/2014 (a)	6,437,000	7,808,853
Newmont Mining Corp.:
1.25%, 7/15/2014 (a)	4,373,000	5,916,669
1.63%, 7/15/2017 (a)	4,771,000	6,925,774
Sterlite Industries India, Ltd. 4.00%, 10/30/2014	4,450,000	4,231,772
United States Steel Corp. 4.00%, 5/15/2014	6,982,000	7,045,048

		50,325,299

OIL, GAS & CONSUMABLE FUELS — 4.6%
Chesapeake Energy Corp. 2.50%, 5/15/2037 (a)	16,673,000	15,006,534
Massey Energy Co. 3.25%, 8/1/2015 (a)	4,852,000	4,490,361
Peabody Energy Corp. 4.75%, 12/15/2066 (a)	5,673,000	4,805,031
Transocean, Inc. Series C 1.50%, 12/15/2037	12,731,000	12,714,373
USEC, Inc. 3.00%, 10/1/2014	4,825,000	1,930,106

		38,946,405

PHARMACEUTICALS — 2.6%
Medicis Pharmaceutical Corp. 1.38%, 6/1/2017	3,750,000	4,049,250
Mylan, Inc. 3.75%, 9/15/2015	4,555,000	8,726,105
Salix Pharmaceuticals, Ltd. 1.50%, 3/15/2019 (a)(b)	5,000,000	4,831,950
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026 (a)	4,000,000	4,275,520

		21,882,825

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Annaly Capital Management, Inc. 5.00%, 5/15/2015	5,500,000	5,627,160
Boston Properties LP 3.63%, 2/15/2014 (a)(b)	5,577,000	6,056,845

		11,684,005

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.8%
Advanced Micro Devices, Inc. 6.00%, 5/1/2015	4,374,000	4,443,984
Intel Corp.:
2.95%, 12/15/2035 (a)	11,844,000	12,867,677
3.25%, 8/1/2039 (a)	15,720,000	19,422,217
Linear Technology Corp. Series A 3.00%, 5/1/2027	6,430,000	6,691,058
Microchip Technology, Inc. 2.13%, 12/15/2037	8,810,000	11,116,370
Micron Technology, Inc.:
1.88%, 6/1/2014	7,073,000	7,001,626
2.38%, 5/1/2032 (b)	4,000,000	3,741,712
Novellus Systems, Inc. 2.63%, 5/15/2041 (a)	5,450,000	6,040,780
Xilinx, Inc.:
2.63%, 6/15/2017 (a)	4,840,000	6,335,560
3.13%, 3/15/2037 (a)	4,773,000	5,721,395

		83,382,379

SOFTWARE — 4.3%
Electronic Arts, Inc. 0.75%, 7/15/2016	4,750,000	4,349,124
Microsoft Corp. Zero Coupon, 6/15/2013 (a)(b)(d)	9,543,000	9,937,412
Nuance Communications, Inc. 2.75%, 11/1/2031 (a)(b)	5,450,000	6,289,300
Salesforce.com, Inc. 0.75%, 1/15/2015	4,329,000	8,053,498
Symantec Corp. 1.00%, 6/15/2013	7,502,000	8,141,621

		36,770,955

WIRELESS TELECOMMUNICATION SERVICES — 2.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (a)(b)	5,273,000	3,770,195
SBA Communications Corp.:
1.88%, 5/1/2013	4,139,000	6,302,290
4.00%, 10/1/2014 (a)	4,085,000	8,660,200

		18,732,685

TOTAL CONVERTIBLE CORPORATE BONDS & NOTES —
(Cost $591,255,223)		599,111,011

	Shares
CONVERTIBLE PREFERRED STOCKS — 28.3%
AEROSPACE & DEFENSE — 1.1%
United Technologies Corp. 7.50%, 8/1/2015 (a)(d)	170,500	9,565,050

AUTO COMPONENTS — 0.4%
The Goodyear Tire & Rubber Co. 5.88%, 4/1/2014 (a)	74,500	3,290,665

AUTOMOBILES — 3.4%
General Motors Co. 4.75%, 12/1/2013 (a)	774,727	28,881,822

COMMERCIAL BANKS — 4.6%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	31,643	39,174,034

DIVERSIFIED FINANCIAL SERVICES — 6.4%
Bank of America Corp. Series L 7.25%, 12/31/2049 (a)	26,258	28,621,220
Citigroup, Inc. 7.50%, 12/15/2012	260,971	25,308,968

		53,930,188

ELECTRIC UTILITIES — 3.7%
AES Trust III 6.75%, 10/15/2029 (a)	78,478	3,911,343

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value
NextEra Energy, Inc.:
5.60%, 6/1/2015	85,000	$4,343,500
5.89%, 9/1/2015	105,000	5,440,050
PPL Corp.:
8.75%, 5/1/2014	154,500	8,451,150
9.50%, 7/1/2013	177,474	9,503,733

		31,649,776

FOOD PRODUCTS — 0.6%
Bunge, Ltd. 4.88%, 12/31/2049 (a)	52,000	5,069,662

HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Alere, Inc. Series B 3.00%, 12/31/2049 (a)	13,461	2,730,833

INSURANCE — 2.9%
Hartford Financial Services Group, Inc. 7.25%, 4/1/2013 (a)	182,200	3,480,020
MetLife, Inc. 5.00%, 9/11/2013	309,800	21,388,592

		24,868,612

MACHINERY — 0.7%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015 (a)	47,632	5,983,532

METALS & MINING — 0.6%
AngloGold Ashanti, Holdings Finance PLC 6.00%, 9/15/2013 (a)	118,112	4,912,278

OIL, GAS & CONSUMABLE FUELS — 1.7%
Apache Corp. 6.00%, 8/1/2013 (a)	195,000	9,486,750
CenterPoint Energy, Inc. 0.36%, 9/15/2029 (e)	105,921	4,269,527
Chesapeake Energy Corp. 5.75%, 12/31/2049 (b)	500	463,493

		14,219,770

REAL ESTATE INVESTMENT TRUST — 0.7%
Health Care REIT, Inc. Series I 3.00%, 12/31/2049 (a)	108,145	5,960,952

THRIFTS & MORTGAGE FINANCE — 0.7%
Sovereign Capital Trust IV 4.38%, 3/1/2034 (a)	87,300	5,499,900

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Lucent Technologies Capital Trust I 7.75%, 3/15/2017	7,605	4,410,900

TOTAL CONVERTIBLE PREFERRED STOCKS —
(Cost $255,457,460) (f)		240,147,974

COMMON STOCKS — 0.4%
AUTO COMPONENTS — 0.4%
Dana Holding Corp. (a)	296,500	3,646,950

THRIFTS & MORTGAGE FINANCE — 0.0% (g)
Federal National Mortgage Association (a)(d)	100,000	27,800

TOTAL COMMON STOCKS —
(Cost $5,394,421) (f)		3,674,750

SHORT TERM INVESTMENTS — 14.1%
MONEY MARKET FUNDS — 14.1%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	115,210,200	115,210,200
State Street Institutional Liquid Reserves Fund 0.21% (i)(j)	5,060,292	5,060,292

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $120,270,492)		120,270,492

TOTAL INVESTMENTS — 113.3% (k)
(Cost $972,377,596)		963,204,227
OTHER ASSETS & LIABILITIES — (13.3)%		(113,180,368)

NET ASSETS — 100.0%		$850,023,859

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 10.2% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2012. Maturity date disclosed is the ultimate maturity.
(d)	Non-income producing security.
(e)	Variable rate security. Rate shown is rate in effect at September 30, 2012. Maturity date disclosed is the ultimate maturity.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Capital Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 99.7%
Fannie Mae
3.00%, 15yr TBA	$300,000	$317,988
3.50%, 15yr TBA	1,500,000	1,595,859
3.50%, 30yr TBA	2,500,000	2,681,641
4.00%, 15yr TBA	500,000	534,375
4.00%, 30yr TBA	5,000,000	5,387,500
4.50%, 15yr TBA	500,000	539,063
4.50%, 30yr TBA	1,850,000	2,002,047
5.00%, 15yr TBA	850,000	922,516
5.00%, 30yr TBA	1,850,000	2,017,656
5.50%, 15yr TBA (a)	250,000	270,781
5.50%, 30yr TBA	2,500,000	2,741,016
6.00%, 30yr TBA	1,000,000	1,104,375
6.50%, 30yr TBA	500,000	562,187
Freddie Mac
3.00%, 15yr TBA	850,000	897,016
3.00%, 30yr TBA	1,000,000	1,054,414
3.50%, 15yr TBA	500,000	528,672
4.00%, 15yr TBA	750,000	797,109
4.50%, 15yr TBA	400,000	428,750
4.50%, 30yr TBA	3,000,000	3,226,406
5.00%, 30yr TBA	2,250,000	2,438,437
5.50%, 30yr TBA	500,000	544,922
6.00%, 30yr TBA	1,000,000	1,098,750
6.50%, 30yr TBA	400,000	447,625
Ginnie Mae
3.50%, 30yr TBA	1,000,000	1,096,094
4.00%, 30yr TBA	89,599	99,082
4.00%, 30yr TBA	1,750,000	1,929,922
4.50%, 30yr TBA	2,750,000	3,018,125
5.00%, 30yr TBA	1,550,000	1,708,875
5.50%, 30yr TBA	750,000	833,555
6.00%, 30yr TBA	550,000	621,156
6.50%, 30yr TBA	250,000	289,063

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $41,551,893)		41,734,977

	Shares
SHORT TERM INVESTMENT — 99.5%
MONEY MARKET FUND — 99.5%
State Street Institutional Liquid Reserves Fund 0.21% (b)(c)(d)(e) (Cost $41,619,290)	41,619,290	41,619,290

TOTAL INVESTMENTS — 199.2% (f)
(Cost $83,171,183)		83,354,267
OTHER ASSETS & LIABILITIES — (99.2)%		(41,511,708)

NET ASSETS — 100.0%		$41,842,559

(a)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(b)	Security, or a portion of the security has been designated as collateral for TBA securities.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
TBA = To Be Announced

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 24.3%
AEROSPACE & DEFENSE — 0.4%
General Dynamics Corp. 5.25%, 2/1/2014	$220,000	$233,838
Honeywell International, Inc.:
4.25%, 3/1/2021 (a)	50,000	58,641
5.38%, 3/1/2041 (a)	100,000	130,724
L-3 Communications Corp. 3.95%, 11/15/2016	100,000	108,377
Lockheed Martin Corp. 3.35%, 9/15/2021	250,000	263,096
Northrop Grumman Corp. 3.70%, 8/1/2014	250,000	262,744
Raytheon Co. 1.40%, 12/15/2014	100,000	101,772
The Boeing Co.:
3.50%, 2/15/2015 (a)	250,000	267,174
6.13%, 2/15/2033	165,000	220,119
United Technologies Corp.:
4.50%, 4/15/2020	60,000	70,504
5.38%, 12/15/2017 (a)	250,000	302,788
5.70%, 4/15/2040	210,000	272,941
6.05%, 6/1/2036	100,000	130,945

		2,423,663

AIR FREIGHT & LOGISTICS — 0.1%
FedEx Corp. 2.63%, 8/1/2022	100,000	99,458
United Parcel Service, Inc.:
3.88%, 4/1/2014	250,000	263,018
6.20%, 1/15/2038	100,000	140,571

		503,047

AIRLINES — 0.0% (b)
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 4/11/2024 (a)	100,000	102,000
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 10/29/2024	20,000	20,450
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 5/25/2019	91,622	98,493

		220,943

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
4.25%, 3/1/2021 (a)	60,000	65,598
5.50%, 1/15/2016 (a)	250,000	280,421

		346,019

AUTOMOBILES — 0.0% (b)
Daimler Finance North America LLC 6.50%, 11/15/2013	100,000	106,483

BEVERAGES — 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
1.50%, 7/14/2014	500,000	508,071
5.38%, 1/15/2020	335,000	415,480
6.38%, 1/15/2040 (a)	250,000	355,363
Bottling Group LLC 6.95%, 3/15/2014 (a)	200,000	218,254
Diageo Capital PLC 5.75%, 10/23/2017	250,000	304,587
Dr. Pepper Snapple Group, Inc. 3.20%, 11/15/2021 (a)	150,000	154,830
PepsiCo, Inc.:
0.75%, 3/5/2015	500,000	501,686
2.75%, 3/5/2022 (a)	350,000	360,641
3.60%, 8/13/2042	100,000	97,980
4.50%, 1/15/2020 (a)	100,000	116,229
The Coca-Cola Co.:
0.75%, 11/15/2013	100,000	100,436
1.50%, 11/15/2015	600,000	615,551
3.15%, 11/15/2020	70,000	76,073

		3,825,181

BIOTECHNOLOGY — 0.2%
Amgen, Inc.:
1.88%, 11/15/2014 (a)	350,000	357,975
4.10%, 6/15/2021	100,000	108,958
4.50%, 3/15/2020	50,000	56,444
5.15%, 11/15/2041	324,000	362,955
5.75%, 3/15/2040	55,000	65,654
Gilead Sciences, Inc. 4.50%, 4/1/2021 (a)	200,000	227,457
Life Technologies Corp. 6.00%, 3/1/2020	100,000	118,805

		1,298,248

BUILDING MATERIALS — 0.0% (b)
CRH America, Inc. 6.00%, 9/30/2016	100,000	111,299

CAPITAL MARKETS — 0.9%
BlackRock, Inc. 3.50%, 12/10/2014	300,000	319,660
Jefferies Group, Inc. 5.13%, 4/13/2018 (a)	300,000	302,250
Morgan Stanley:
3.80%, 4/29/2016	500,000	514,656
5.75%, 1/25/2021	500,000	541,562
6.00%, 5/13/2014	560,000	594,153
6.63%, 4/1/2018	390,000	443,590
Svensk Exportkredit AB 5.13%, 3/1/2017 (a)	205,000	239,503
The Bank of New York Mellon Corp.:
1.20%, 2/20/2015	200,000	203,156
3.55%, 9/23/2021	100,000	108,429
4.30%, 5/15/2014	300,000	319,202
The Goldman Sachs Group, Inc.:
3.70%, 8/1/2015	500,000	527,399
5.35%, 1/15/2016	555,000	610,517
5.95%, 1/15/2027	595,000	613,001
6.13%, 2/15/2033 (a)	400,000	442,785

		5,779,863

CHEMICALS — 0.4%
Agrium, Inc. 3.15%, 10/1/2022	150,000	150,797
E.I. du Pont de Nemours & Co.:
5.25%, 12/15/2016 (a)	255,000	298,594
5.75%, 3/15/2019	250,000	303,340
Ecolab, Inc. 4.35%, 12/8/2021	100,000	112,580

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Monsanto Co. 2.20%, 7/15/2022	$100,000	$100,534
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	100,000	127,190
PPG Industries, Inc.:
2.70%, 8/15/2022	200,000	200,205
6.65%, 3/15/2018	100,000	122,007
Praxair, Inc. 3.00%, 9/1/2021 (a)	250,000	263,252
The Dow Chemical Co.:
5.25%, 11/15/2041 (a)	250,000	281,639
8.55%, 5/15/2019	330,000	441,876

		2,402,014

COMMERCIAL BANKS — 4.1%
African Development Bank 1.25%, 9/2/2016 (a)	200,000	205,562
Asian Development Bank:
1.75%, 3/21/2019	500,000	521,202
2.50%, 3/15/2016	200,000	213,943
2.63%, 2/9/2015	200,000	210,828
2.75%, 5/21/2014	205,000	213,317
Bank of Nova Scotia:
2.38%, 12/17/2013 (a)	350,000	357,956
2.90%, 3/29/2016	100,000	106,046
Barclays Bank PLC 3.90%, 4/7/2015	450,000	477,035
BB&T Corp.:
2.05%, 4/28/2014 (a)	100,000	102,165
3.95%, 4/29/2016 (a)	100,000	110,414
BNP Paribas 5.00%, 1/15/2021	350,000	389,127
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
4.50%, 1/11/2021	100,000	110,627
5.25%, 5/24/2041	250,000	295,245
Corp. Andina de Fomento 3.75%, 1/15/2016	100,000	105,115
Council Of Europe Development Bank 1.25%, 9/22/2016	350,000	355,006
Credit Suisse of New York, NY:
4.38%, 8/5/2020	600,000	673,405
5.40%, 1/14/2020	100,000	108,847
5.50%, 5/1/2014	300,000	320,955
Deutsche Bank AG London 6.00%, 9/1/2017 (a)	250,000	297,497
European Bank for Reconstruction & Development 2.50%, 3/15/2016	450,000	480,571
European Investment Bank:
1.13%, 4/15/2015	1,000,000	1,016,283
2.38%, 3/14/2014	545,000	560,624
2.50%, 5/16/2016 (a)	950,000	1,009,847
2.75%, 3/23/2015	300,000	316,550
4.00%, 2/16/2021 (a)	650,000	752,002
Export-Import Bank of Korea:
4.13%, 9/9/2015	200,000	215,577
5.88%, 1/14/2015	205,000	225,858
Fifth Third Bancorp 3.63%, 1/25/2016	100,000	107,757
HSBC Bank USA NA 4.63%, 4/1/2014	220,000	229,858
HSBC Finance Corp. 5.25%, 1/15/2014	200,000	210,616
HSBC Holdings PLC:
4.00%, 3/30/2022	500,000	535,168
6.50%, 9/15/2037	100,000	117,083
6.80%, 6/1/2038	100,000	121,508
Inter-American Development Bank:
1.75%, 8/24/2018	500,000	523,830
5.13%, 9/13/2016	405,000	477,122
International Bank for Reconstruction & Development:
0.50%, 11/26/2013	500,000	501,389
1.00%, 9/15/2016	600,000	611,522
2.38%, 5/26/2015	300,000	316,389
4.75%, 2/15/2035	80,000	102,414
International Finance Corp. 2.25%, 4/11/2016	650,000	690,078
Key Bank NA 5.80%, 7/1/2014	205,000	220,201
Korea Development Bank 4.00%, 9/9/2016	100,000	108,485
Kreditanstalt fuer Wiederaufbau:
2.38%, 8/25/2021	700,000	726,211
2.63%, 2/16/2016 (a)	1,950,000	2,084,269
2.75%, 9/8/2020	100,000	107,686
4.00%, 10/15/2013	720,000	747,824
4.50%, 7/16/2018 (a)	215,000	255,546
Landwirtschaftliche Rentenbank:
1.88%, 9/17/2018	400,000	417,289
3.13%, 7/15/2015 (a)	200,000	214,344
Lloyds TSB Bank PLC 6.38%, 1/21/2021	250,000	305,682
National Australia Bank/New York 2.75%, 3/9/2017	150,000	156,506
Nordic Investment Bank 2.50%, 7/15/2015 (a)	350,000	370,361
Oesterreichische Kontrollbank AG 2.00%, 6/3/2016 (a)	200,000	207,610
PNC Funding Corp.:
5.13%, 2/8/2020	150,000	177,532
5.25%, 11/15/2015	350,000	392,048
Royal Bank of Canada:
1.13%, 1/15/2014	100,000	100,686
1.20%, 9/19/2017	100,000	100,630
2.30%, 7/20/2016 (a)	305,000	317,659
SunTrust Bank/Atlanta GA 5.00%, 9/1/2015	16,000	17,325
SunTrust Banks, Inc. 7.25%, 3/15/2018	60,000	72,306
The Korea Development Bank 3.50%, 8/22/2017 (a)	250,000	268,591
The Royal Bank of Scotland PLC 4.38%, 3/16/2016	500,000	538,955
The Toronto-Dominion Bank 2.38%, 10/19/2016 (a)	100,000	105,116
Union Bank NA 5.95%, 5/11/2016	100,000	114,141
US Bancorp 2.45%, 7/27/2015 (a)	100,000	104,853

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

US Bank NA 4.95%, 10/30/2014	$500,000	$541,210
Wachovia Bank NA 5.85%, 2/1/2037	200,000	251,321
Wachovia Corp. 5.63%, 10/15/2016	200,000	230,257
Wells Fargo & Co.:
1.25%, 2/13/2015	750,000	755,958
3.50%, 3/8/2022	500,000	533,641
5.63%, 12/11/2017	150,000	179,309
Westpac Banking Corp.:
3.00%, 12/9/2015 (a)	350,000	370,102
4.88%, 11/19/2019 (a)	100,000	113,414

		25,503,406

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Cornell University 5.45%, 2/1/2019	150,000	183,062
Massachusetts Institute of Technology 5.60%, 7/1/2111	100,000	142,191
Pitney Bowes, Inc. 5.25%, 1/15/2037 (a)	100,000	103,000
Republic Services, Inc.:
4.75%, 5/15/2023 (a)	250,000	283,742
5.00%, 3/1/2020 (a)	100,000	115,089
The ADT Corp. 3.50%, 7/15/2022 (c)	150,000	155,826
The Western Union Co. 5.93%, 10/1/2016 (a)	100,000	117,007
Waste Management, Inc. 7.38%, 3/11/2019	100,000	128,589

		1,228,506

COMMUNICATIONS EQUIPMENT — 0.2%
Cisco Systems, Inc.:
4.45%, 1/15/2020	500,000	585,729
5.50%, 2/22/2016	240,000	278,276

		864,005

COMPUTERS & PERIPHERALS — 0.2%
Dell, Inc.:
2.30%, 9/10/2015 (a)	100,000	103,288
6.50%, 4/15/2038	250,000	305,308
Hewlett-Packard Co.:
3.00%, 9/15/2016	350,000	360,946
4.05%, 9/15/2022 (a)	250,000	251,263
4.30%, 6/1/2021	100,000	101,750
6.13%, 3/1/2014	200,000	213,382

		1,335,937

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 2.88%, 5/8/2022	150,000	153,640
URS Corp. 5.00%, 4/1/2022 (c)	100,000	101,992

		255,632

CONSUMER FINANCE — 0.2%
Caterpillar Financial Services Corp.:
1.65%, 4/1/2014	250,000	254,140
2.05%, 8/1/2016 (a)	300,000	311,465
7.15%, 2/15/2019	70,000	91,038
SLM Corp. 6.25%, 1/25/2016	700,000	766,500

		1,423,143

CONTAINERS & PACKAGING — 0.0% (b)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	109,190

DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
Stanford University 4.75%, 5/1/2019	110,000	131,515

DIVERSIFIED FINANCIAL SERVICES — 2.8%
American Express Co.:
7.25%, 5/20/2014	250,000	276,415
8.13%, 5/20/2019	150,000	202,518
American Express Credit Corp. 2.38%, 3/24/2017	500,000	527,111
Ameriprise Financial, Inc. 5.65%, 11/15/2015	100,000	113,563
Bank of America Corp.:
4.50%, 4/1/2015	1,000,000	1,071,814
5.00%, 5/13/2021	500,000	548,810
Bank of America NA 5.30%, 3/15/2017	385,000	426,232
Capital One Bank USA NA 8.80%, 7/15/2019	100,000	130,797
Capital One Financial Corp. 2.15%, 3/23/2015	500,000	513,294
Citigroup, Inc.:
4.45%, 1/10/2017	750,000	822,956
4.59%, 12/15/2015	200,000	216,892
5.50%, 2/15/2017	150,000	165,703
6.00%, 12/13/2013	879,000	930,298
6.00%, 10/31/2033	100,000	106,030
6.13%, 11/21/2017	250,000	293,039
6.63%, 6/15/2032	100,000	113,262
8.13%, 7/15/2039	150,000	222,844
Ford Motor Credit Co. LLC:
5.88%, 8/2/2021 (a)	500,000	562,500
7.00%, 4/15/2015	650,000	729,625
General Electric Capital Corp.:
2.25%, 11/9/2015	200,000	207,252
2.90%, 1/9/2017	500,000	529,272
3.15%, 9/7/2022	200,000	200,714
4.75%, 9/15/2014	200,000	214,528
5.63%, 5/1/2018	585,000	690,376
6.75%, 3/15/2032	340,000	437,828
6.88%, 1/10/2039	500,000	668,416
JPMorgan Chase & Co.:
3.45%, 3/1/2016	500,000	532,687
3.70%, 1/20/2015 (a)	600,000	635,935
4.25%, 10/15/2020	750,000	811,624
6.00%, 1/15/2018	150,000	178,467
6.40%, 5/15/2038	355,000	456,148
JPMorgan Chase Bank NA 6.00%, 10/1/2017	405,000	477,903
Merrill Lynch & Co., Inc.:
6.05%, 5/16/2016	200,000	218,777
6.11%, 1/29/2037	350,000	368,143
6.88%, 4/25/2018	580,000	691,779
Moody’s Corp. 4.50%, 9/1/2022	100,000	105,837

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	$210,000	$322,194
Nomura Holdings, Inc.:
4.13%, 1/19/2016 (a)	300,000	310,705
5.00%, 3/4/2015 (a)	70,000	73,737
6.70%, 3/4/2020	21,000	24,048
ORIX Corp. 5.00%, 1/12/2016 (a)	100,000	107,397
Private Export Funding Corp.:
1.38%, 2/15/2017	225,000	231,525
2.45%, 7/15/2024	200,000	204,510
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	109,658
The Nasdaq OMX Group, Inc. 5.55%, 1/15/2020	200,000	214,352
Toyota Motor Credit Corp. 3.30%, 1/12/2022 (a)	150,000	161,196
UBS AG of Stamford, CT 5.75%, 4/25/2018	250,000	293,671

		17,452,382

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
British Telecommunications PLC 9.63%, 12/15/2030	100,000	161,285
CenturyLink, Inc.:
6.45%, 6/15/2021	350,000	397,662
7.65%, 3/15/2042 (a)	250,000	268,097
Telefonica Emisiones SAU 5.46%, 2/16/2021 (a)	350,000	342,125
Verizon Communications, Inc.:
1.95%, 3/28/2014 (a)	150,000	153,364
2.00%, 11/1/2016	500,000	525,903
6.40%, 2/15/2038	300,000	406,876
8.75%, 11/1/2018	200,000	281,432
8.95%, 3/1/2039	100,000	171,525

		2,708,269

ELECTRIC UTILITIES — 1.5%
CenterPoint Energy Houston Electric LLC 2.25%, 8/1/2022	100,000	99,676
Commonwealth Edison Co. 1.63%, 1/15/2014	100,000	101,327
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	133,114
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042	100,000	108,690
4.45%, 6/15/2020 (a)	100,000	115,958
5.50%, 12/1/2039	125,000	161,753
Duke Energy Carolinas LLC:
4.25%, 12/15/2041 (a)	250,000	266,872
7.00%, 11/15/2018	220,000	286,320
Duke Energy Corp. 2.15%, 11/15/2016	250,000	258,190
Edison International 3.75%, 9/15/2017	50,000	53,911
Entergy Corp. 4.70%, 1/15/2017	250,000	269,433
Entergy Texas, Inc. 7.13%, 2/1/2019	25,000	30,684
Exelon Generation Co. LLC 4.00%, 10/1/2020	500,000	533,014
FirstEnergy Corp. 7.38%, 11/15/2031	200,000	263,589
Florida Power & Light Co. 5.69%, 3/1/2040	65,000	86,994
Georgia Power Co.:
0.75%, 8/10/2015	250,000	250,637
4.75%, 9/1/2040	100,000	112,317
Great Plains Energy, Inc. 4.85%, 6/1/2021	50,000	55,251
Hydro Quebec 2.00%, 6/30/2016	250,000	261,739
Jersey Central Power & Light Co. 5.63%, 5/1/2016	250,000	287,919
Kentucky Utilities Co. 1.63%, 11/1/2015	100,000	102,786
LG&E and KU Energy LLC 3.75%, 11/15/2020	100,000	105,458
Nevada Power Co. 5.45%, 5/15/2041 (a)	60,000	74,462
NextEra Energy Capital Holdings, Inc.:
1.20%, 6/1/2015	50,000	50,447
4.50%, 6/1/2021	200,000	223,939
Nisource Finance Corp. 6.40%, 3/15/2018	100,000	122,456
Northern States Power Co.:
1.95%, 8/15/2015	100,000	103,664
4.85%, 8/15/2040 (a)	100,000	119,649
Oncor Electric Delivery Co. LLC 6.80%, 9/1/2018	100,000	122,705
Pacific Gas & Electric Co.:
4.80%, 3/1/2014	430,000	454,870
6.25%, 12/1/2013	250,000	266,273
PacifiCorp:
3.85%, 6/15/2021	250,000	280,663
4.10%, 2/1/2042 (a)	50,000	52,982
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	101,427
5.20%, 7/15/2041	50,000	62,570
Progress Energy, Inc. 7.75%, 3/1/2031	505,000	708,014
PSEG Power LLC 5.13%, 4/15/2020	80,000	90,886
Public Service Co. of Oklahoma 4.40%, 2/1/2021 (a)	100,000	111,911
Public Service Electric & Gas Co. 6.33%, 11/1/2013	250,000	265,613
Puget Sound Energy, Inc. 5.64%, 4/15/2041	80,000	105,857
San Diego Gas & Electric Co.:
4.30%, 4/1/2042	250,000	281,226
6.13%, 9/15/2037	115,000	160,595
Scottish Power, Ltd. 5.38%, 3/15/2015	100,000	104,830
South Carolina Electric & Gas Co. 5.45%, 2/1/2041	100,000	123,967
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	79,034
5.50%, 3/15/2040	500,000	647,931

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Southwestern Electric Power Co., Series G 6.45%, 1/15/2019	$100,000	$122,148
Tampa Electric Co. 2.60%, 9/15/2022	100,000	101,161
The Southern Co. 1.95%, 9/1/2016 (a)	350,000	360,685
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	262,300

		9,507,897

ELECTRICAL EQUIPMENT — 0.1%
Agilent Technologies, Inc. 5.50%, 9/14/2015	250,000	280,242
Emerson Electric Co. 4.88%, 10/15/2019	100,000	118,877
Honeywell International, Inc. 5.30%, 3/1/2018	250,000	300,679

		699,798

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (b)
Ingram Micro, Inc. 5.00%, 8/10/2022	100,000	102,436

ENERGY EQUIPMENT & SERVICES — 0.1%
Nabors Industries, Inc. 4.63%, 9/15/2021 (a)	150,000	160,047
Weatherford International, Inc. 6.80%, 6/15/2037	239,000	264,685

		424,732

FOOD & STAPLES RETAILING — 0.5%
CVS Caremark Corp.:
5.75%, 6/1/2017	350,000	419,758
6.25%, 6/1/2027	150,000	196,838
Safeway, Inc. 5.63%, 8/15/2014	215,000	228,265
The Kroger Co.:
5.40%, 7/15/2040	250,000	268,357
6.15%, 1/15/2020	100,000	122,034
Wal-Mart Stores, Inc.:
0.75%, 10/25/2013	150,000	150,686
2.80%, 4/15/2016	650,000	696,909
5.00%, 10/25/2040	100,000	122,730
5.88%, 4/5/2027	200,000	271,839
6.50%, 8/15/2037	250,000	357,339

		2,834,755

FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035	240,000	288,759
Campbell Soup Co. 3.80%, 8/2/2042	100,000	98,898
ConAgra Foods, Inc. 5.88%, 4/15/2014	250,000	268,804
General Mills, Inc. 5.70%, 2/15/2017	305,000	362,849
Kellogg Co.:
3.13%, 5/17/2022	100,000	104,811
3.25%, 5/21/2018 (a)	65,000	70,942
Kraft Foods Group, Inc. 6.88%, 1/26/2039 (c)	100,000	136,173
Kraft Foods, Inc.:
4.13%, 2/9/2016	500,000	548,291
5.38%, 2/10/2020	150,000	181,193
6.50%, 2/9/2040	100,000	133,554
Unilever Capital Corp.:
0.45%, 7/30/2015	100,000	99,664
0.85%, 8/2/2017	100,000	98,917
4.25%, 2/10/2021	250,000	291,256

		2,684,111

GAS UTILITIES — 0.0% (b)
Atmos Energy Corp. 5.50%, 6/15/2041	100,000	124,228
National Grid PLC 6.30%, 8/1/2016	100,000	116,067

		240,295

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Baxter International, Inc.:
2.40%, 8/15/2022	200,000	200,736
6.25%, 12/1/2037	155,000	215,786
Boston Scientific Corp. 6.40%, 6/15/2016	100,000	115,712
Covidien International Finance SA 2.80%, 6/15/2015	100,000	104,083
Medtronic, Inc.:
2.63%, 3/15/2016 (a)	100,000	105,399
3.13%, 3/15/2022 (a)	300,000	318,183

		1,059,899

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Aetna, Inc. 3.95%, 9/1/2020	150,000	162,860
CIGNA Corp.:
2.75%, 11/15/2016 (a)	50,000	52,734
4.00%, 2/15/2022	50,000	53,602
5.38%, 2/15/2042 (a)	50,000	56,482
Express Scripts, Inc. 6.25%, 6/15/2014	205,000	223,188
Laboratory Corp. of America Holdings 2.20%, 8/23/2017 (a)	200,000	202,504
McKesson Corp. 4.75%, 3/1/2021	100,000	116,226
Quest Diagnostics, Inc. 6.95%, 7/1/2037	100,000	130,720
UnitedHealth Group, Inc.:
4.63%, 11/15/2041	250,000	270,552
6.00%, 2/15/2018	200,000	244,772
WellPoint, Inc.:
3.30%, 1/15/2023	50,000	50,833
5.80%, 8/15/2040	55,000	65,186
5.95%, 12/15/2034	350,000	409,219

		2,038,878

HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald’s Corp. 5.35%, 3/1/2018	210,000	251,782
Wyndham Worldwide Corp. 2.95%, 3/1/2017	100,000	100,891
Yum! Brands, Inc. 3.75%, 11/1/2021	250,000	267,104

		619,777

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

HOUSEHOLD DURABLES — 0.0% (b)
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	$100,000	$108,997

HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
1.30%, 1/15/2017 (a)	100,000	101,974
1.95%, 2/1/2023	100,000	97,810
Fortune Brands, Inc. 6.38%, 6/15/2014	100,000	109,083
Kimberly-Clark Corp.:
2.40%, 3/1/2022	100,000	101,625
5.30%, 3/1/2041 (a)	45,000	57,947
The Procter & Gamble Co.:
1.80%, 11/15/2015 (a)	350,000	362,311
5.55%, 3/5/2037 (a)	100,000	134,225

		964,975

INDUSTRIAL CONGLOMERATES — 0.1%
Cooper US, Inc. 3.88%, 12/15/2020	50,000	54,600
General Electric Co. 5.25%, 12/6/2017	250,000	294,772
Koninklijke Philips Electronics NV 3.75%, 3/15/2022 (a)	100,000	107,948
Tyco Electronics Group SA 4.88%, 1/15/2021	100,000	109,906

		567,226

INSURANCE — 0.9%
ACE INA Holdings, Inc. 5.70%, 2/15/2017	100,000	118,498
Aflac, Inc. 3.45%, 8/15/2015 (a)	100,000	106,890
American International Group, Inc.:
5.45%, 5/18/2017	490,000	556,252
8.18%, 5/15/2058 (d)	100,000	122,500
8.25%, 8/15/2018	250,000	320,474
AON Corp. 3.13%, 5/27/2016	100,000	105,646
Berkshire Hathaway, Inc.:
1.90%, 1/31/2017 (a)	500,000	516,857
3.75%, 8/15/2021 (a)	100,000	109,407
CNA Financial Corp. 7.35%, 11/15/2019	100,000	123,810
Genworth Financial, Inc. 7.70%, 6/15/2020 (a)	100,000	103,000
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	105,199
6.63%, 3/30/2040	100,000	118,865
Lincoln National Corp. 6.30%, 10/9/2037	100,000	114,342
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	100,000	112,056
MetLife, Inc.:
5.70%, 6/15/2035	305,000	370,892
6.75%, 6/1/2016	500,000	595,657
Prudential Financial, Inc.:
3.88%, 1/14/2015	135,000	143,244
4.50%, 11/16/2021	600,000	659,399
5.80%, 11/16/2041 (a)	50,000	57,259
The Allstate Corp.:
5.20%, 1/15/2042	250,000	298,440
5.95%, 4/1/2036 (a)	165,000	213,357
The Travelers Cos., Inc.:
3.90%, 11/1/2020 (a)	100,000	111,835
5.75%, 12/15/2017	250,000	303,280
Willis Group Holdings PLC 5.75%, 3/15/2021	100,000	112,771
WR Berkley Corp. 4.63%, 3/15/2022	100,000	105,380
XLIT Ltd. 5.75%, 10/1/2021	100,000	115,259

		5,720,569

INTERNET SOFTWARE & SERVICES — 0.0% (b)
eBay, Inc.:
0.70%, 7/15/2015 (a)	38,000	38,147
0.88%, 10/15/2013	35,000	35,212
Google, Inc. 2.13%, 5/19/2016	100,000	104,991

		178,350

IT SERVICES — 0.2%
Fiserv, Inc. 3.13%, 6/15/2016	100,000	104,799
International Business Machines Corp.:
0.55%, 2/6/2015	500,000	501,051
5.70%, 9/14/2017	210,000	255,527
5.88%, 11/29/2032	165,000	225,047

		1,086,424

LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Mattel, Inc. 2.50%, 11/1/2016 (a)	100,000	104,227

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc.:
2.05%, 2/21/2014	30,000	30,521
2.25%, 8/15/2016	350,000	361,434
3.15%, 1/15/2023	100,000	103,220

		495,175

MACHINERY — 0.3%
Caterpillar, Inc.:
3.80%, 8/15/2042 (a)(c)	100,000	101,626
6.05%, 8/15/2036 (a)	165,000	221,579
Danaher Corp. 2.30%, 6/23/2016	100,000	104,443
Deere & Co. 3.90%, 6/9/2042	150,000	153,634
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	100,000	101,018
4.88%, 9/15/2041	100,000	117,390
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	100,000	122,952
John Deere Capital Corp. 2.80%, 9/18/2017 (a)	400,000	429,140
Snap-On, Inc. 4.25%, 1/15/2018	100,000	109,496
Stanley Black & Decker, Inc. 3.40%, 12/1/2021 (a)	60,000	62,952

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Xylem, Inc. 3.55%, 9/20/2016	$150,000	$159,239

		1,683,469

MEDIA — 1.2%
CBS Corp. 8.88%, 5/15/2019	200,000	270,975
Comcast Corp.:
5.15%, 3/1/2020	250,000	297,613
6.40%, 5/15/2038	310,000	398,327
6.50%, 1/15/2017	330,000	400,111
Cox Communications, Inc. 5.45%, 12/15/2014	100,000	110,052
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020	515,000	583,276
6.38%, 3/1/2041	150,000	176,949
Discovery Communications LLC:
4.38%, 6/15/2021	100,000	112,354
6.35%, 6/1/2040	250,000	315,192
NBCUniversal Media LLC:
3.65%, 4/30/2015	75,000	80,229
5.15%, 4/30/2020	335,000	397,533
News America, Inc.:
4.50%, 2/15/2021 (a)	250,000	281,759
6.15%, 3/1/2037	240,000	287,760
Omnicom Group, Inc. 4.45%, 8/15/2020	285,000	316,142
The Walt Disney Co.:
0.88%, 12/1/2014	250,000	252,613
2.75%, 8/16/2021 (a)	100,000	104,511
3.75%, 6/1/2021	100,000	112,690
4.38%, 8/16/2041	100,000	114,580
Thomson Reuters Corp. 4.70%, 10/15/2019 (a)	100,000	113,511
Time Warner Cable, Inc.:
4.00%, 9/1/2021	100,000	110,174
5.50%, 9/1/2041	250,000	284,072
5.85%, 5/1/2017	330,000	392,857
6.55%, 5/1/2037	350,000	437,101
Time Warner, Inc.:
4.88%, 3/15/2020	600,000	690,305
7.70%, 5/1/2032	240,000	334,098
Viacom, Inc.:
3.50%, 4/1/2017	100,000	108,988
3.88%, 12/15/2021	350,000	380,696

		7,464,468

METALS & MINING — 0.7%
Alcoa, Inc. 5.40%, 4/15/2021 (a)	150,000	156,749
ArcelorMittal:
4.75%, 2/25/2017	350,000	343,000
5.75%, 3/1/2021 (a)	100,000	95,000
Barrick Gold Corp. 2.90%, 5/30/2016 (a)	250,000	261,422
Barrick North America Finance LLC 5.70%, 5/30/2041	100,000	115,091
Barrick PD Australia Finance Pty Ltd. 4.95%, 1/15/2020	100,000	112,275
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	250,000	257,428
5.50%, 4/1/2014	350,000	375,079
6.50%, 4/1/2019	100,000	127,386
Cliffs Natural Resources, Inc. 4.88%, 4/1/2021 (a)	200,000	196,417
Freeport-McMoRan Copper & Gold, Inc. 1.40%, 2/13/2015	250,000	251,513
Newmont Mining Corp. 6.25%, 10/1/2039	100,000	116,559
Nucor Corp. 5.75%, 12/1/2017 (a)	250,000	302,205
Rio Tinto Finance USA PLC:
3.50%, 3/22/2022 (a)	250,000	261,760
4.75%, 3/22/2042	250,000	272,569
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015	300,000	308,791
3.75%, 9/20/2021	100,000	106,769
Teck Resources, Ltd.:
2.50%, 2/1/2018	100,000	100,594
3.75%, 2/1/2023 (a)	100,000	98,415
6.25%, 7/15/2041	200,000	215,978
10.75%, 5/15/2019	50,000	60,250
Vale Overseas, Ltd. 6.88%, 11/21/2036	330,000	383,729

		4,518,979

MULTI-UTILITIES — 0.2%
Dominion Resources, Inc.:
1.80%, 3/15/2014	100,000	101,825
4.90%, 8/1/2041 (a)	250,000	290,063
6.40%, 6/15/2018	250,000	312,384
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	255,000	325,970
Sempra Energy 2.30%, 4/1/2017	150,000	154,670

		1,184,912

MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc.:
5.75%, 7/15/2014	60,000	64,883
6.70%, 7/15/2034	50,000	59,983
Nordstrom, Inc. 4.00%, 10/15/2021	100,000	111,914
Target Corp.:
2.90%, 1/15/2022	250,000	262,737
7.00%, 1/15/2038	220,000	321,536

		821,053

OFFICE ELECTRONICS — 0.1%
Xerox Corp. 2.95%, 3/15/2017 (a)	300,000	307,820

OIL, GAS & CONSUMABLE FUELS — 2.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	380,000	439,466
6.45%, 9/15/2036	100,000	123,135
Apache Corp.:
5.10%, 9/1/2040	100,000	117,983
5.63%, 1/15/2017	250,000	296,331
Baker Hughes, Inc. 3.20%, 8/15/2021	150,000	162,812
BP Capital Markets PLC:
1.70%, 12/5/2014 (a)	500,000	511,114

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

3.56%, 11/1/2021	$100,000	$107,915
4.74%, 3/11/2021	200,000	232,820
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	105,000	137,228
6.50%, 2/15/2037	250,000	331,977
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	103,150
4.50%, 9/15/2014	100,000	106,680
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	119,412
Chevron Corp. 3.95%, 3/3/2014	100,000	104,898
Conoco, Inc. 6.95%, 4/15/2029	100,000	141,285
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	580,000	683,891
Devon Energy Corp.:
6.30%, 1/15/2019	100,000	122,715
7.95%, 4/15/2032	200,000	295,405
Encana Corp.:
5.15%, 11/15/2041 (a)	150,000	155,483
5.90%, 12/1/2017	100,000	118,346
Energy Transfer Partners LP:
6.50%, 2/1/2042	250,000	295,626
6.70%, 7/1/2018	100,000	118,355
Ensco PLC 4.70%, 3/15/2021 (a)	100,000	112,709
Enterprise Products Operating LLC:
3.20%, 2/1/2016 (a)	500,000	527,020
4.85%, 8/15/2042	250,000	259,495
5.20%, 9/1/2020 (a)	200,000	234,831
EOG Resources, Inc. 4.10%, 2/1/2021 (a)	100,000	112,866
FMC Technologies, Inc. 2.00%, 10/1/2017	100,000	101,045
Halliburton Co. 7.45%, 9/15/2039	100,000	154,069
Hess Corp. 5.60%, 2/15/2041	350,000	404,375
Husky Energy, Inc. 3.95%, 4/15/2022 (a)	250,000	265,219
Kinder Morgan Energy Partners LP:
3.95%, 9/1/2022 (a)	500,000	531,494
5.63%, 9/1/2041	50,000	56,307
5.80%, 3/15/2035	175,000	195,984
Marathon Oil Corp. 6.80%, 3/15/2032	100,000	129,416
Marathon Petroleum Corp.:
3.50%, 3/1/2016	55,000	58,309
6.50%, 3/1/2041	25,000	30,556
Nexen, Inc. 5.88%, 3/10/2035	100,000	118,628
Noble Holding International, Ltd.:
3.05%, 3/1/2016	100,000	104,358
3.95%, 3/15/2022	100,000	104,928
Occidental Petroleum Corp.:
1.50%, 2/15/2018	400,000	407,678
2.50%, 2/1/2016	100,000	104,971
ONEOK Partners LP 6.13%, 2/1/2041	100,000	119,142
ONEOK, Inc. 4.25%, 2/1/2022 (a)	250,000	268,760
Pemex Project Funding Master Trust:
5.75%, 3/1/2018 (a)	100,000	117,500
6.63%, 6/15/2035	215,000	268,750
Petro-Canada 5.95%, 5/15/2035 (a)	100,000	122,679
Petrobras International Finance Co.:
3.50%, 2/6/2017	600,000	625,494
3.88%, 1/27/2016	100,000	105,458
5.75%, 1/20/2020	105,000	119,973
6.88%, 1/20/2040	105,000	132,251
Petroleos Mexicanos 4.88%, 1/24/2022 (a)	500,000	565,000
Phillips 66 5.88%, 5/1/2042 (c)	250,000	296,113
Plains All American Pipeline LP/PAA Finance Corp. 6.50%, 5/1/2018	100,000	122,295
Shell International Finance BV:
1.13%, 8/21/2017	100,000	100,354
3.10%, 6/28/2015	300,000	319,855
6.38%, 12/15/2038	220,000	316,179
Southern Natural Gas Co. 5.90%, 4/1/2017 (c)	580,000	674,696
Spectra Energy Capital LLC 8.00%, 10/1/2019	100,000	129,979
Statoil ASA:
3.13%, 8/17/2017	100,000	109,688
3.15%, 1/23/2022	50,000	53,422
4.25%, 11/23/2041	50,000	54,761
5.10%, 8/17/2040	225,000	276,688
Suncor Energy, Inc. 6.10%, 6/1/2018 (a)	200,000	245,516
Talisman Energy, Inc. 3.75%, 2/1/2021	150,000	155,967
Total Capital Canada, Ltd. 1.63%, 1/28/2014 (a)	100,000	101,564
Total Capital International SA 2.88%, 2/17/2022	350,000	364,245
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	100,539
6.10%, 6/1/2040	100,000	137,190
6.50%, 8/15/2018	250,000	313,916
Transocean, Inc.:
6.00%, 3/15/2018	55,000	64,057
6.80%, 3/15/2038	250,000	301,572
Valero Energy Corp.:
6.13%, 2/1/2020 (a)	65,000	78,814
6.63%, 6/15/2037	100,000	121,078
Williams Partners LP:
3.35%, 8/15/2022 (a)	100,000	102,643
5.25%, 3/15/2020	110,000	125,730

		15,952,153

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp. 6.25%, 9/1/2042	100,000	101,871
Georgia-Pacific LLC 7.25%, 6/1/2028	190,000	240,536

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

International Paper Co. 7.50%, 8/15/2021 (a)	$250,000	$325,961

		668,368

PERSONAL PRODUCTS — 0.0% (b)
The Estee Lauder Cos., Inc. 3.70%, 8/15/2042	100,000	98,529

PHARMACEUTICALS — 0.8%
Abbott Laboratories:
5.13%, 4/1/2019	250,000	300,982
6.00%, 4/1/2039	250,000	346,991
Aristotle Holding, Inc. 3.90%, 2/15/2022 (c)	250,000	271,712
AstraZeneca PLC:
5.90%, 9/15/2017	150,000	182,926
6.45%, 9/15/2037 (a)	75,000	102,485
Bristol-Myers Squibb Co. 6.13%, 5/1/2038	250,000	341,410
Eli Lilly & Co. 5.20%, 3/15/2017	225,000	265,751
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	355,000	499,268
Johnson & Johnson:
2.15%, 5/15/2016	100,000	104,699
3.55%, 5/15/2021	250,000	282,919
4.85%, 5/15/2041 (a)	100,000	127,205
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	300,000	360,912
Pfizer, Inc.:
5.35%, 3/15/2015	500,000	557,676
6.20%, 3/15/2019	135,000	170,692
Sanofi 2.63%, 3/29/2016	100,000	105,636
Schering-Plough Corp. 6.00%, 9/15/2017	305,000	376,378
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	50,000	53,989
Teva Pharmaceutical Finance IV LLC 1.70%, 11/10/2014	100,000	102,216
Wyeth 5.95%, 4/1/2037	240,000	322,156

		4,876,003

REAL ESTATE INVESTMENT TRUSTS — 0.4%
Boston Properties LP 4.13%, 5/15/2021	100,000	107,404
Camden Property Trust 4.88%, 6/15/2023	250,000	287,252
Digital Realty Trust LP 3.63%, 10/1/2022	100,000	100,309
Duke Realty LP 6.75%, 3/15/2020	25,000	29,950
ERP Operating LP 5.13%, 3/15/2016	250,000	280,401
HCP, Inc. 5.38%, 2/1/2021	100,000	113,691
Health Care REIT, Inc.:
4.13%, 4/1/2019	500,000	531,653
5.25%, 1/15/2022	100,000	111,102
ProLogis LP 7.63%, 8/15/2014	100,000	110,498
Realty Income Corp. 5.88%, 3/15/2035	50,000	56,502
Simon Property Group LP:
2.15%, 9/15/2017	500,000	516,318
4.20%, 2/1/2015 (a)	300,000	319,681
Vornado Realty LP 4.25%, 4/1/2015 (a)	100,000	105,019

		2,669,780

ROAD & RAIL — 0.4%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/2021	350,000	373,391
4.38%, 9/1/2042 (a)	100,000	105,382
4.95%, 9/15/2041	100,000	112,163
Canadian National Railway Co. 2.85%, 12/15/2021	100,000	104,117
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	100,000	110,898
CSX Corp.:
6.15%, 5/1/2037	165,000	209,790
6.25%, 4/1/2015 (a)	250,000	283,258
Norfolk Southern Corp. 7.70%, 5/15/2017	230,000	290,732
Ryder System, Inc. 2.50%, 3/1/2018	100,000	100,856
Union Pacific Corp.:
5.78%, 7/15/2040	200,000	251,816
6.13%, 2/15/2020	100,000	124,739
United Parcel Service, Inc. 1.13%, 10/1/2017 (a)	50,000	50,230

		2,117,372

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	124,214
Broadcom Corp. 2.50%, 8/15/2022 (c)	100,000	100,105
Intel Corp. 4.80%, 10/1/2041	185,000	217,260
Texas Instruments, Inc.:
0.45%, 8/3/2015	100,000	99,691
2.38%, 5/16/2016 (a)	100,000	105,504

		646,774

SOFTWARE — 0.2%
Microsoft Corp. 3.00%, 10/1/2020	400,000	439,124
Oracle Corp.:
5.75%, 4/15/2018	200,000	247,046
6.13%, 7/8/2039 (a)	350,000	483,571

		1,169,741

SPECIALTY RETAIL — 0.2%
Kohl’s Corp. 3.25%, 2/1/2023	100,000	102,767
Lowe’s Cos., Inc.:
2.13%, 4/15/2016 (a)	100,000	103,879
5.50%, 10/15/2035	250,000	295,117
Staples, Inc. 9.75%, 1/15/2014	100,000	110,776
The Home Depot, Inc.:
5.40%, 3/1/2016	255,000	292,774

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

5.95%, 4/1/2041	$250,000	$339,711

		1,245,024

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	500,000	536,557
Santander Holdings USA, Inc. 3.00%, 9/24/2015	30,000	30,133

		566,690

TOBACCO — 0.2%
Altria Group, Inc.:
4.13%, 9/11/2015	250,000	272,917
9.70%, 11/10/2018	68,000	97,092
9.95%, 11/10/2038	100,000	167,164
Lorillard Tobacco Co.:
2.30%, 8/21/2017	100,000	100,550
3.50%, 8/4/2016 (a)	45,000	47,517
Philip Morris International, Inc. 2.90%, 11/15/2021	500,000	518,791
Reynolds American, Inc. 7.63%, 6/1/2016	100,000	120,653

		1,324,684

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
America Movil SAB de CV:
2.38%, 9/8/2016	500,000	519,330
5.00%, 3/30/2020	100,000	116,714
6.13%, 3/30/2040	100,000	130,583
American Tower Corp. 5.90%, 11/1/2021	100,000	118,638
AT&T Corp. 8.00%, 11/15/2031	16,000	24,747
AT&T, Inc.:
2.40%, 8/15/2016	150,000	158,070
4.45%, 5/15/2021	700,000	821,998
5.35%, 9/1/2040	320,000	384,182
5.63%, 6/15/2016 (a)	200,000	232,924
BellSouth Corp. 6.55%, 6/15/2034	600,000	730,210
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/1/2014	400,000	425,421
Deutsche Telekom International Finance BV 6.75%, 8/20/2018 (a)	410,000	511,670
France Telecom SA:
2.13%, 9/16/2015 (a)	100,000	102,740
4.13%, 9/14/2021 (a)	350,000	385,393
Rogers Communications, Inc. 6.80%, 8/15/2018	150,000	188,465
Telecom Italia Capital 5.25%, 10/1/2015	200,000	210,000
Telecom Italia Capital SA 7.72%, 6/4/2038	350,000	350,875
Telefonica Emisiones SAU 4.95%, 1/15/2015	210,000	214,200
US Cellular Corp. 6.70%, 12/15/2033	200,000	208,970
Vodafone Group PLC 5.63%, 2/27/2017	490,000	580,900

		6,416,030

TOTAL CORPORATE BONDS & NOTES —
(Cost $141,355,329)		151,199,115

FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Brazilian Government International Bond:
4.88%, 1/22/2021	850,000	1,018,725
7.88%, 3/7/2015 (e)	100,000	116,600
11.00%, 8/17/2040 (e)	150,000	191,475
Canada Government International Bond 0.88%, 2/14/2017	250,000	253,054
Chile Government International Bond 3.25%, 9/14/2021	100,000	108,088
China Development Bank Corp. 5.00%, 10/15/2015	100,000	109,764
Colombia Government International Bond:
7.38%, 3/18/2019	200,000	265,200
7.38%, 9/18/2037	250,000	383,750
Export Development Canada 2.25%, 5/28/2015	200,000	210,230
Federal Republic of Brazil 8.25%, 1/20/2034	360,000	594,900
Israel Government International Bond:
4.00%, 6/30/2022	100,000	105,750
5.13%, 3/26/2019	100,000	115,250
Japan Bank for International Cooperation 1.13%, 7/19/2017	200,000	201,310
Japan Finance Corp. 2.25%, 7/13/2016	250,000	264,138
Japan Finance Organization for Municipalities 4.00%, 1/13/2021	100,000	116,744
Mexico Government International Bond:
3.63%, 3/15/2022	934,000	1,019,461
5.75%, 10/12/2110	300,000	357,000
5.88%, 2/17/2014 (e)	200,000	213,800
Panama Government International Bond:
5.20%, 1/30/2020 (e)	50,000	59,750
6.70%, 1/26/2036 (e)	200,000	282,500
Poland Government International Bond:
5.00%, 3/23/2022	200,000	231,586
5.13%, 4/21/2021	450,000	524,250
Province of British Columbia 2.10%, 5/18/2016	350,000	369,781
Province of Manitoba 1.38%, 4/28/2014	350,000	355,825
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	216,723
Province of Nova Scotia Canada 5.13%, 1/26/2017	100,000	117,022

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Province of Ontario:
2.30%, 5/10/2016	$300,000	$317,148
3.00%, 7/16/2018	1,000,000	1,095,922
4.10%, 6/16/2014	400,000	425,479
Province of Quebec 7.50%, 9/15/2029	455,000	703,648
Republic of Italy 6.88%, 9/27/2023	200,000	220,014
Republic of Korea 5.75%, 4/16/2014	100,000	107,344
Republic of Peru:
7.13%, 3/30/2019	100,000	133,000
8.75%, 11/21/2033	250,000	435,625
Republic of South Africa 5.50%, 3/9/2020	100,000	118,750
South Africa Government International Bond 4.67%, 1/17/2024	250,000	281,250

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $10,919,762)		11,640,856

U.S. GOVERNMENT AGENCY MBS TBA — 29.6%
Fannie Mae
3.00%, 15yr TBA	3,550,000	3,763,000
3.00%, 30yr TBA	1,500,000	1,583,672
3.50%, 15yr TBA	3,750,000	3,989,648
3.50%, 30yr TBA	10,200,000	10,941,094
4.00%, 15yr TBA	3,000,000	3,206,250
4.00%, 30yr TBA	11,800,000	12,714,500
4.50%, 15yr TBA	1,250,000	1,347,656
4.50%, 30yr TBA	15,000,000	16,232,812
5.00%, 15yr TBA	2,000,000	2,170,625
5.00%, 30yr TBA	9,500,000	10,360,937
5.50%, 30yr TBA	10,000,000	10,964,062
6.00%, 30yr TBA	5,750,000	6,350,156
6.50%, 30yr TBA	1,500,000	1,686,563
Freddie Mac
3.00%, 15yr TBA	4,000,000	4,221,250
3.50%, 15yr TBA	1,500,000	1,586,016
3.50%, 30yr TBA	2,500,000	2,680,762
4.00%, 30yr TBA	7,500,000	8,062,793
4.00%, 15yr TBA	3,500,000	3,719,844
4.50%, 30yr TBA	9,250,000	9,948,086
4.50%, 15yr TBA	1,750,000	1,875,781
5.00%, 30yr TBA	9,000,000	9,753,750
5.00%, 15yr TBA	500,000	540,156
5.50%, 30yr TBA (e)	6,000,000	6,539,062
5.50%, 15yr TBA	1,000,000	1,075,938
6.00%, 30yr TBA	3,750,000	4,120,313
6.50%, 30yr TBA	2,000,000	2,238,125
Ginnie Mae
3.50%, 30yr TBA	5,500,000	6,028,516
4.00%, 30yr TBA	7,350,000	8,105,672
4.50%, 30yr TBA	11,000,000	12,072,500
5.00%, 30yr TBA	8,000,000	8,820,000
5.50%, 30yr TBA	4,000,000	4,445,625
6.00%, 30yr TBA	2,000,000	2,258,750
6.50%, 30yr TBA	750,000	867,188

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $183,526,434)		184,271,102

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
Federal Home Loan Bank
0.45%, 8/7/2014	1,000,000	1,000,020
0.88%, 12/27/2013	250,000	251,890
1.38%, 5/28/2014	750,000	763,856
4.75%, 12/16/2016 (a)	500,000	587,524
4.88%, 5/17/2017	1,200,000	1,431,663
5.00%, 11/17/2017 (a)	300,000	364,017
5.38%, 5/18/2016	1,250,000	1,469,859
5.50%, 7/15/2036	250,000	345,241
Federal Home Loan Mortgage Corp.
0.38%, 10/30/2013	500,000	500,767
0.40%, 2/27/2014	100,000	99,917
0.50%, 10/18/2013	100,000	100,013
0.55%, 12/27/2013	100,000	100,068
0.55%, 2/27/2015	100,000	100,124
0.63%, 12/23/2013	500,000	502,215
0.63%, 12/29/2014	1,000,000	1,006,931
0.80%, 1/13/2015	100,000	100,662
0.85%, 1/9/2015	100,000	100,158
0.88%, 12/19/2014	100,000	100,133
1.00%, 7/30/2014 (a)	2,000,000	2,027,524
1.00%, 12/5/2014	100,000	100,130
1.00%, 12/19/2014	100,000	100,179
1.00%, 6/30/2015	100,000	100,778
1.00%, 2/24/2016	100,000	100,873
1.00%, 3/8/2017	1,000,000	1,015,124
1.10%, 7/25/2017	100,000	100,172
2.25%, 1/23/2017	100,000	102,574
2.38%, 1/13/2022	800,000	839,562
4.38%, 7/17/2015 (a)	500,000	555,891
4.50%, 4/2/2014	500,000	531,726
5.00%, 4/18/2017	723,000	863,039
6.75%, 3/15/2031	450,000	700,943
Federal National Mortgage Association
0.50%, 12/27/2013	100,000	99,968
0.60%, 10/25/2013	100,000	100,001
0.60%, 11/14/2013	500,000	500,193
0.63%, 12/6/2013	200,000	200,026
0.75%, 12/18/2013	2,000,000	2,012,034
0.75%, 12/19/2014	2,500,000	2,524,124
0.75%, 12/28/2015	300,000	300,258
0.85%, 7/18/2016	100,000	100,103
1.13%, 10/8/2013	100,000	100,877
1.13%, 4/27/2017	1,000,000	1,020,041
1.25%, 4/23/2015	250,000	251,422
1.75%, 11/14/2016	100,000	100,181
1.75%, 1/30/2019	100,000	101,281
2.00%, 9/21/2015	250,000	261,614
2.25%, 3/15/2016	300,000	317,568
2.50%, 5/15/2014	1,235,000	1,279,830
2.63%, 11/20/2014	300,000	314,851
4.50%, 10/1/2040	1,205,980	1,304,940
5.00%, 5/11/2017	510,000	609,367
6.00%, 6/1/2017	85,030	86,415
7.13%, 1/15/2030 (a)	525,000	835,659

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Government National Mortgage Association
4.00%, 6/15/2040	$219,951	$243,230
4.50%, 7/15/2039	935,338	1,028,711
Tennessee Valley Authority
3.88%, 2/15/2021	65,000	76,336
5.25%, 9/15/2039	450,000	596,070

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $29,402,906)		30,428,673

U.S. TREASURY OBLIGATIONS — 34.1%
Treasury Bonds
3.13%, 11/15/2041	3,150,000	3,357,585
3.13%, 2/15/2042	2,250,000	2,394,675
3.88%, 8/15/2040	2,500,000	3,056,150
4.38%, 5/15/2040	3,050,000	4,037,438
4.38%, 5/15/2041	1,600,000	2,121,248
4.50%, 8/15/2039	2,300,000	3,097,732
4.75%, 2/15/2037	3,000,000	4,152,420
4.75%, 2/15/2041	500,000	701,170
5.25%, 11/15/2028	500,000	699,840
5.38%, 2/15/2031	1,700,000	2,459,356
6.13%, 11/15/2027	2,000,000	3,010,560
6.25%, 8/15/2023	1,000,000	1,451,260
6.50%, 11/15/2026	300,000	461,385
6.88%, 8/15/2025	750,000	1,169,265
7.13%, 2/15/2023	1,000,000	1,526,490
7.50%, 11/15/2016	1,015,000	1,305,300
8.75%, 8/15/2020	1,130,000	1,775,332
8.88%, 8/15/2017	713,000	996,196
9.13%, 5/15/2018	500,000	731,160
Treasury Notes
0.13%, 12/31/2013	2,000,000	1,997,900
0.25%, 2/28/2014	3,850,000	3,851,887
0.25%, 12/15/2014	2,200,000	2,199,604
0.25%, 1/15/2015 (a)	2,000,000	1,999,440
0.25%, 2/15/2015	3,750,000	3,747,675
0.25%, 7/15/2015	1,500,000	1,497,810
0.38%, 3/15/2015	2,500,000	2,506,100
0.50%, 11/15/2013	6,000,000	6,019,801
0.50%, 8/15/2014	8,000,000	8,038,401
0.50%, 7/31/2017	500,000	497,540
0.88%, 12/31/2016	3,000,000	3,046,650
0.88%, 2/28/2017	2,250,000	2,284,650
0.88%, 4/30/2017	2,500,000	2,535,375
0.88%, 7/31/2019	500,000	495,230
1.00%, 5/15/2014	8,000,000	8,099,040
1.00%, 3/31/2017	2,750,000	2,805,055
1.25%, 2/15/2014	3,500,000	3,549,245
1.25%, 4/15/2014	2,500,000	2,538,875
1.38%, 11/30/2018	250,000	257,680
1.38%, 12/31/2018 (a)	300,000	308,964
1.38%, 2/28/2019	3,300,000	3,393,885
1.50%, 12/31/2013	300,000	304,815
1.50%, 6/30/2016	10,000,000	10,399,400
1.50%, 8/31/2018	6,000,000	6,234,840
1.50%, 3/31/2019	2,250,000	2,329,673
1.75%, 5/15/2022 (a)	500,000	507,070
1.88%, 6/30/2015	1,750,000	1,825,478
1.88%, 9/30/2017	2,000,000	2,122,260
2.00%, 11/15/2021	900,000	939,582
2.00%, 2/15/2022	1,000,000	1,040,160
2.13%, 12/31/2015	1,800,000	1,902,960
2.13%, 8/15/2021	3,250,000	3,437,882
2.25%, 7/31/2018	1,000,000	1,082,510
2.38%, 10/31/2014	13,555,000	14,150,201
2.38%, 2/28/2015	5,000,000	5,252,050
2.38%, 7/31/2017	5,000,000	5,424,200
2.63%, 2/29/2016	1,500,000	1,614,420
2.63%, 4/30/2018	1,000,000	1,102,550
2.63%, 8/15/2020	3,500,000	3,869,250
2.63%, 11/15/2020	1,500,000	1,656,315
2.75%, 10/31/2013 (f)	2,565,000	2,635,486
2.75%, 11/30/2016	4,380,000	4,788,391
2.75%, 2/15/2019	500,000	557,105
3.00%, 2/28/2017	2,000,000	2,215,260
3.13%, 10/31/2016	2,750,000	3,044,250
3.13%, 5/15/2019 (f)	5,500,000	6,270,660
3.13%, 5/15/2021	1,000,000	1,143,360
3.38%, 11/15/2019	2,500,000	2,899,025
3.50%, 2/15/2018	500,000	573,515
3.50%, 5/15/2020	1,000,000	1,170,990
3.63%, 8/15/2019	500,000	587,340
3.63%, 2/15/2020	500,000	589,335
3.63%, 2/15/2021	3,000,000	3,551,790
4.00%, 2/15/2014	6,100,000	6,415,980
4.13%, 5/15/2015	3,000,000	3,299,700
4.63%, 11/15/2016	2,500,000	2,921,375
4.75%, 8/15/2017 (a)	2,425,000	2,908,036
5.13%, 5/15/2016	810,000	946,930

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $203,038,124)		211,889,513

COMMERCIAL MORTGAGE BACKED SECURITIES — 1.0%
Bank of America Commercial Mortgage, Inc. 5.89%, 6/10/2049 (d)	780,000	905,968
Bear Stearns Commercial Mortgage Securities 4.75%, 2/13/2046 (d)	550,000	587,434
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	454,015
Greenwich Capital Commercial Funding Corp. 4.80%, 8/10/2042 (d)	250,000	268,641
GS Mortgage Securities Corp. II:
5.40%, 8/10/2038 (d)	250,000	265,666
5.55%, 4/10/2038 (d)	250,000	278,579
JPMorgan Chase Commercial Mortgage Securities Corp.:
3.14%, 5/15/2045	250,000	268,732
4.87%, 3/15/2046	250,000	259,124
5.44%, 6/12/2047	510,000	586,924
5.81%, 6/12/2043 (d)	500,000	568,729
LB-UBS Commercial Mortgage Trust 4.37%, 3/15/2036	450,000	469,272
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	400,000	452,294
Morgan Stanley Capital I:
5.51%, 11/12/2049 (d)	475,000	552,077

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

5.61%, 4/15/2049	$91,633	$95,380
Wachovia Bank Commercial Mortgage Trust:
4.96%, 11/15/2035 (d)	250,000	259,874
5.41%, 10/15/2044 (d)	267,928	299,231

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $5,116,697)		6,571,940

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
THRIFTS & MORTGAGE FINANCE — 0.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.66%, 10/15/2048 (e)	900,000	947,214
Commercial Mortgage Pass Through Certificates 4.06%, 12/10/2044	1,500,000	1,601,644
Greenwich Capital Commercial Funding Corp. 6.06%, 7/10/2038 (d)	840,000	971,137
LB-UBS Commercial Mortgage Trust 5.66%, 3/15/2039 (d)	500,000	570,886
Merrill Lynch Mortgage Trust 6.04%, 6/12/2050 (d)	680,867	735,348
Morgan Stanley Capital I, Inc. 5.85%, 12/12/2049	525,000	550,893

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS —
(Cost $5,330,899)		5,377,122

ASSET BACKED — 0.3%
AUTOMOBILES — 0.2%
Ford Credit Auto Owner Trust 0.84%, 8/15/2016	500,000	503,002
Honda Auto Receivables Owner Trust 0.91%, 5/15/2018	172,000	173,869
Hyundai Auto Receivables Trust 0.81%, 3/15/2018	250,000	251,982

		928,853

CREDIT CARD RECEIVABLES — 0.1%
Citibank Credit Card Issuance Trust:
4.90%, 6/23/2016	200,000	215,267
5.35%, 2/7/2020	295,000	358,539
6.15%, 6/15/2039	250,000	337,488

		911,294

MULTI-UTILITIES — 0.0% (b)
CenterPoint Energy Transition Bond Co. LLC 5.17%, 8/1/2019	250,000	285,830

TOTAL ASSET BACKED —
(Cost $2,053,302)		2,125,977

MUNICIPAL BONDS & NOTES — 0.9%
CALIFORNIA — 0.2%
California, State General Obligation:
5.95%, 4/1/2016	35,000	40,026
7.30%, 10/1/2039	500,000	653,405
7.60%, 11/1/2040	150,000	205,773
Los Angeles, CA, Unified School District, General Obligation 6.76%, 7/1/2034	150,000	197,254
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	61,857
University of California 4.86%, 5/15/2112	150,000	154,836

		1,313,151

CONNECTICUT — 0.0% (b)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	114,976

GEORGIA — 0.1%
Georgia, Municipal Electric Authority Revenue 7.06%, 4/1/2057	250,000	271,463
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	231,244

		502,707

ILLINOIS — 0.1%
Illinois, State General Obligation:
4.07%, 1/1/2014	100,000	103,408
5.10%, 6/1/2033	200,000	193,832
7.35%, 7/1/2035	250,000	294,513

		591,753

MASSACHUSETTS — 0.0% (b)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	116,967

NEW JERSEY — 0.1%
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	115,174
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	250,000	356,897
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	101,122

		573,193

NEW YORK — 0.2%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	283,854
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	124,875
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	105,328
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	250,000	333,345
Port Authority of New York & New Jersey 5.86%, 12/1/2024	250,000	324,197

		1,171,599

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

OHIO — 0.1%
Ohio State University 4.91%, 6/1/2040	$100,000	$118,220
Ohio, American Municipal Power, Inc., Revenue 6.45%, 2/15/2044	200,000	241,640

		359,860

PENNSYLVANIA — 0.1%
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	100,000	114,669
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	88,893

		203,562

PUERTO RICO — 0.0% (b)
Government Development Bank for Puerto Rico 4.38%, 2/1/2019	150,000	154,047

TEXAS — 0.0% (b)
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	100,000	121,329

WASHINGTON — 0.0% (b)
Washington, State General Obligation 5.14%, 8/1/2040	150,000	184,040

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $5,023,743)		5,407,184

	Shares
SHORT TERM INVESTMENTS — 33.2%
MONEY MARKET FUNDS — 33.2%
State Street Institutional Liquid Reserves Fund 0.21% (f)(g)(h)	187,976,116	187,976,116
State Street Navigator Securities Lending Prime Portfolio (g)(i)	18,329,313	18,329,313

TOTAL SHORT TERM INVESTMENTS — (j)
(Cost $206,305,429)		206,305,429

TOTAL INVESTMENTS — 131.1% (k)
(Cost $792,072,625)		815,216,911
OTHER ASSETS & LIABILITIES — (31.1)%		(193,440,734)

NET ASSETS — 100.0%		$621,776,177

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable rate security. Rate shown is rate in effect at September 30, 2012. Maturity date disclosed is the ultimate maturity.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(f)	Security, or a portion of the security has been designated as collateral for TBA securities.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Investments of cash collateral for securities loaned.
(j)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(k)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
TBA = To Be Announced

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.7%
ALABAMA — 0.9%
Alabama, Auburn University, General Fee Revenue:
Series A 5.00%, 6/1/2036	$890,000	$1,029,258
5.00%, 6/1/2038 (a)	2,200,000	2,406,008
Alabama, Public School & College Authority Revenue:
5.00%, 12/1/2017	4,315,000	5,205,185
5.00%, 12/1/2023	1,500,000	1,770,390

		10,410,841

ALASKA — 0.3%
Alaska, State General Obligation Series A 5.00%, 8/1/2024	2,580,000	3,190,325

ARIZONA — 3.4%
Arizona, Salt River Project, Agricultural Improvement & Power District:
Series A 5.00%, 1/1/2016	500,000	572,320
Series A 5.00%, 1/1/2027	500,000	575,120
Series A 5.00%, 12/1/2031	12,000,000	14,491,680
Series A 5.00%, 1/1/2033	5,000,000	5,718,350
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2021	1,500,000	1,720,245
Arizona, State Transportation Board, Highway Revenue Series A 5.00%, 7/1/2028	7,145,000	8,294,130
Chandler, AZ, General Obligation 4.25%, 7/1/2026	5,000,000	5,651,000
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Senior Lien 5.50%, 7/1/2019	1,000,000	1,227,380
Pima County, AZ, Industrial Development Authority, Lease Revenue 5.00%, 9/1/2039	2,000,000	2,093,400

		40,343,625

CALIFORNIA — 11.8%
California, State Department of Water Resources, Revenue:
Series L 5.00%, 5/1/2020	10,000,000	12,530,600
Series AG 5.00%, 12/1/2025	5,760,000	7,110,663
California, State University Revenue Series A 5.00%, 11/1/2033 (a)	3,500,000	3,838,135
Eastern Municipal Water District, CA, Water & Sewer Revenue Series HSeries H 5.00%, 7/1/2033	4,035,000	4,448,789
Los Angeles, CA, Community College District, General Obligation:
Series A 5.00%, 8/1/2027 (a)	1,000,000	1,145,810
Series A 5.00%, 8/1/2032 (a)	1,345,000	1,506,077
Los Angeles, CA, Department of Water & Power Revenue Series A 5.00%, 7/1/2020	7,400,000	9,262,284
Los Angeles, CA, General Obligation Series B 5.00%, 9/1/2022	10,000,000	12,372,900
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	1,250,000	1,400,700
Series KRY 5.00%, 7/1/2018	330,000	401,448
Series D 5.00%, 1/1/2034	575,000	651,096
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2029	1,000,000	1,145,890
5.00%, 6/1/2039	1,845,000	2,048,577
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	5,000,000	5,674,200
Metropolitan Water District of Southern California Series C 5.00%, 10/1/2027	4,000,000	5,423,880
Metropolitan Water District of Southern California, Waterworks Revenue Series A 5.00%, 1/1/2029	4,900,000	5,749,317
Oakland, CA, Joint Powers Financing Authority Lease Revenue Series B 5.00%, 8/1/2022 (a)	2,105,000	2,334,424
Pasadena, CA, Unified School District, General Obligation 5.00%, 5/1/2034	500,000	579,990
Sacramento, CA, Sanitation Districts Financing Authority Revenue 5.00%, 12/1/2024	3,500,000	4,241,055
San Diego, CA, Community College District 5.00%, 8/1/2041	1,030,000	1,184,376
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series B 5.00%, 5/15/2021	1,000,000	1,223,190
Series A 5.25%, 5/15/2039	1,000,000	1,134,730
San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028 (b)	2,000,000	1,031,500
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
5.00%, 4/1/2026	6,500,000	7,927,270
5.13%, 4/1/2047	655,000	724,672
San Francisco, CA, Community College District, General Obligation Series B 5.00%, 6/15/2028 (a)	5,000,000	5,330,950
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series B 5.00%, 9/1/2018	9,755,000	11,667,078
Subseries A 5.00%, 11/1/2024	6,750,000	8,272,530
5.00%, 6/15/2027	500,000	540,320
Series A 5.00%, 11/1/2030	6,000,000	7,162,980
San Francisco, CA, Unified School District, General Obligation 4.00%, 6/15/2025	900,000	988,704
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	4,700,000	5,559,959

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

University of California, Revenue:
Series S 5.00%, 5/15/2040	$1,000,000	$1,099,660
Series Q 5.25%, 5/15/2028	2,855,000	3,293,699

		139,007,453

COLORADO — 1.4%
Adams & Arapahoe, CO, Joint School District 28J Aurora 5.00%, 12/1/2023	5,000,000	6,278,750
Denver, CO, City & County General Obligation 5.25%, 8/1/2018	325,000	402,792
Denver, CO, City & County, School District No. 1 General Obligation Series C 5.00%, 12/1/2023	1,175,000	1,508,383
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue:
Series A 3.00%, 4/1/2028	5,415,000	5,473,157
Series A 3.00%, 4/1/2029	650,000	653,744
Platte River, CO, Power Authority Revenue:
Series HH 5.00%, 6/1/2024	1,255,000	1,474,989
Series HH 5.00%, 6/1/2029	1,000,000	1,153,820

		16,945,635

CONNECTICUT — 1.9%
Connecticut, State General Obligation:
Series A 5.00%, 1/1/2016	500,000	571,275
Series B 5.00%, 12/1/2016	1,575,000	1,857,933
5.00%, 12/1/2020	7,500,000	9,281,625
5.00%, 12/1/2021	7,500,000	9,167,625
Series C 5.50%, 11/1/2016	1,505,000	1,800,943

		22,679,401

DELAWARE — 1.1%
Delaware, State General Obligation 5.00%, 7/1/2017	2,755,000	3,318,287
Delaware, State Transportation Authority, Transportation System Revenue 5.00%, 7/1/2022	5,280,000	6,735,010
New Castle County, DE, General Obligation Series A 5.00%, 7/15/2039	2,500,000	2,848,950

		12,902,247

DISTRICT OF COLUMBIA — 1.2%
District of Columbia, Income Tax Secured Revenue Series A 5.00%, 12/1/2023	1,235,000	1,566,314
District of Columbia, Water & Sewer Authority, Public Utility Revenue Series A 5.50%, 10/1/2039	5,000,000	5,875,850
Metropolitan Washington, DC, Airport Authority System Revenue:
Zero Coupon, 10/1/2033 (a)(b)	1,785,000	640,761
Series C 5.00%, 10/1/2028	5,000,000	5,623,700

		13,706,625

FLORIDA — 5.4%
Broward County, FL, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2037	450,000	528,070
Citizens Property Insurance Corp., FL Series A-1 4.50%, 6/1/2020 (a)	1,000,000	1,148,400
Florida, State Board of Education, Capital Outlay:
Series A 4.00%, 6/1/2021	750,000	877,830
Series C 4.00%, 6/1/2027	520,000	584,704
Series B 5.00%, 6/1/2015	2,600,000	2,907,424
Series A 5.00%, 6/1/2017	5,000,000	5,958,850
Series A 5.00%, 6/1/2018	4,000,000	4,873,520
Series D 5.00%, 6/1/2021	500,000	617,925
Series D 5.00%, 6/1/2024	7,550,000	9,238,935
Florida, State Board of Education, General Obligation 5.00%, 6/1/2037	1,000,000	1,121,510
Florida, State Hurricane Catastrophe Fund Revenue Series A 5.00%, 7/1/2014	1,045,000	1,125,235
Florida, State, Department of Transportation General Obligation:
3.25%, 7/1/2030	1,000,000	1,014,450
5.00%, 7/1/2021	500,000	630,750
Florida, Water Pollution Control Financing Revenue Series A 5.00%, 7/15/2014	1,375,000	1,488,822
JEA, FL, Bulk Power Supply System Revenue, Scherer 4 Project Series A 5.63%, 10/1/2033	5,000,000	5,315,950
Miami-Dade County, FL, General Obligation:
4.75%, 7/1/2034	1,675,000	1,868,797
5.00%, 10/1/2023 (a)	500,000	553,335
5.00%, 7/1/2031	1,980,000	2,257,636
6.00%, 10/1/2023	1,270,000	1,573,441
Miami-Dade County, FL, School Board Certificates of Participation Series B 4.00%, 5/1/2017 (a)	1,000,000	1,100,870
Orlando, FL, Utilities Commission Revenue 5.00%, 10/1/2029	1,400,000	1,665,874
Palm Beach County, FL, Public Improvement Revenue:
5.00%, 6/1/2025	9,040,000	11,064,418
5.00%, 5/1/2038	5,000,000	5,467,000
Tohopekaliga, FL, Water Authority Utility System Revenue 5.75%, 10/1/2029	750,000	931,590

		63,915,336

GEORGIA — 2.9%
Augusta, GA, Water & Sewer Revenue 5.00%, 10/1/2014 (a)	1,085,000	1,184,733
Douglas County, GA, General Obligation 5.00%, 8/1/2016	4,000,000	4,671,600
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,430,000	1,674,258
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	5,000,000	5,811,700
Georgia, State General Obligation:
Series F 5.00%, 12/1/2016	500,000	592,540

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Series B 5.00%, 7/1/2022	$4,500,000	$5,388,345
Series I 5.00%, 7/1/2022	1,000,000	1,217,240
Series B 5.00%, 7/1/2024	1,145,000	1,356,436
Georgia, State Road & Tollway Authority Revenue Series B 5.00%, 10/1/2022	4,500,000	5,883,750
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2019	5,380,000	6,647,959

		34,428,561

HAWAII — 1.2%
City & County of Honolulu, HI, General Obligation:
Series A 5.25%, 8/1/2031	2,620,000	3,220,111
Series A 5.25%, 8/1/2034	1,500,000	1,814,325
City & County of Honolulu, HI, Wastewater System Revenue Series A 5.00%, 7/1/2041	7,000,000	8,011,570
Hawaii, State General Obligation Series EA 5.00%, 12/1/2016	955,000	1,126,126

		14,172,132

IDAHO — 0.5%
Idaho, Housing & Financing Association, Unemployment Compensation Revenue 5.00%, 8/15/2015	5,000,000	5,575,800

ILLINOIS — 3.6%
Chicago, IL, Board of Education, General Obligation Series A 5.00%, 12/1/2041	1,660,000	1,810,130
Chicago, IL, General Obligation:
Series C Zero Coupon, 1/1/2031 (b)	600,000	257,532
Series C 5.00%, 1/1/2023	3,785,000	4,479,245
Series A 5.25%, 1/1/2037	5,000,000	5,455,700
Chicago, IL, O’Hare International Airport Revenue Series A 5.00%, 1/1/2038 (a)	1,500,000	1,598,730
Chicago, IL, Park District, General Obligation Series C 5.25%, 1/1/2040	500,000	566,375
Chicago, IL, Water Revenue 5.25%, 11/1/2038	2,500,000	2,886,900
Cook County, IL, General Obligation:
Series A 5.00%, 11/15/2019	2,000,000	2,430,140
Series A 5.25%, 11/15/2033	8,520,000	9,687,751
Illinois, State Finance Authority Revenue Series A 5.00%, 10/1/2051	3,020,000	3,359,569
Illinois, State General Obligation 5.00%, 1/1/2015 (a)	1,055,000	1,146,690
Illinois, State Toll Highway Authority Revenue 5.00%, 1/1/2028	1,300,000	1,474,447
Illinois, University of Chicago, Finance Authority Revenue:
Series A 4.00%, 10/1/2032	955,000	1,018,918
Series B 6.25%, 7/1/2038	5,000,000	6,096,000

		42,268,127

INDIANA — 0.5%
Indiana, State Finance Authority, Lease Revenue Series A-1 5.00%, 11/1/2015	3,000,000	3,387,180
Indianapolis, IN, Public Improvement Revenue Series B 5.00%, 2/1/2019	1,995,000	2,452,853

		5,840,033

IOWA — 0.2%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2020	600,000	757,554
5.00%, 8/1/2030	1,000,000	1,208,350

		1,965,904

KANSAS — 0.2%
Wichita, KS, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2039	1,975,000	2,214,607

KENTUCKY — 0.9%
Kentucky, State Asset/Liability Commission Agency Revenue Series A 5.00%, 9/1/2021	570,000	702,981
Kentucky, State Economic Development Finance Authority Revenue Series A-1 6.00%, 12/1/2033 (a)	1,045,000	1,158,811
Kentucky, State Property & Buildings Commission Revenue:
Series A 3.00%, 8/1/2014	1,600,000	1,665,216
5.00%, 11/1/2017 (a)	450,000	538,160
Series A 5.00%, 11/1/2017	375,000	448,466
5.00%, 11/1/2018	1,000,000	1,221,430
5.00%, 8/1/2020	2,475,000	3,044,695
Kentucky, State Turnpike Authority, Economic Development Road Revenue Series A 5.00%, 7/1/2028	1,475,000	1,677,886

		10,457,645

LOUISIANA — 0.1%
Louisiana, State Gas & Fuels Tax Revenue Series B 5.00%, 5/1/2025	1,000,000	1,217,810

MARYLAND — 3.1%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2019	1,410,000	1,754,759
Howard County, MD, General Obligation Series B 5.00%, 8/15/2017	4,745,000	5,747,381
Maryland, State Department of Transportation Revenue 5.00%, 2/15/2015	1,500,000	1,663,485
Maryland, State Economic Development Corp. Lease Revenue 3.25%, 6/1/2025	480,000	507,485
Maryland, State General Obligation:
Series C 5.00%, 3/1/2017	2,900,000	3,458,830
Series B 5.00%, 8/1/2017	500,000	603,735
Series E 5.00%, 8/1/2018	4,000,000	4,954,680

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Series C 5.00%, 11/1/2018	$4,000,000	$4,989,280
Maryland, State Transportation Authority, Grant & Revenue Anticipation 5.25%, 3/1/2017	1,355,000	1,630,837
Montgomery County, MD, General Obligation:
Series A 4.00%, 7/1/2030	5,000,000	5,534,650
Series A 5.00%, 7/1/2017	5,000,000	6,045,750

		36,890,872

MASSACHUSETTS — 2.9%
Boston, MA, General Obligation 4.00%, 4/1/2018	450,000	527,783
Massachusetts, State General Obligation:
Series C 3.00%, 1/1/2014	4,130,000	4,268,396
Series B 3.00%, 6/1/2027	160,000	163,187
Series D 4.25%, 10/1/2027	2,750,000	3,123,642
Series A 5.00%, 3/1/2025	965,000	1,174,656
Series B 5.00%, 8/1/2025	5,000,000	6,085,800
Massachusetts, State Health & Educational Facilities Authority, Revenue Series A 5.50%, 11/15/2036	2,000,000	2,433,220
Massachusetts, State Port Authority Revenue 5.00%, 7/1/2040	405,000	453,458
Massachusetts, State School Building Authority Revenue:
Series 2009-1 5.00%, 5/1/2019	815,000	1,009,728
Series B 5.00%, 10/15/2041	1,500,000	1,734,540
Massachusetts, State Water Pollution Abatement Trust Revenue:
5.00%, 8/1/2024	500,000	611,340
5.00%, 8/1/2024	480,000	585,792
Massachusetts, State Water Resources Authority Revenue:
Series B 5.00%, 8/1/2026	5,830,000	7,253,803
Series B 5.00%, 8/1/2030	2,775,000	3,322,036
Series A 5.00%, 8/1/2042	1,500,000	1,732,920

		34,480,301

MICHIGAN — 0.9%
Detroit, MI, General Obligation:
5.00%, 11/1/2030	500,000	554,590
5.25%, 11/1/2035	550,000	604,609
Michigan, Municipal Bond Authority Revenue:
4.63%, 10/1/2025	3,000,000	3,403,080
5.00%, 10/1/2023	1,000,000	1,197,070
5.00%, 10/1/2029	2,905,000	3,553,135
Michigan, State Finance Authority Revenue 5.00%, 10/1/2022	1,000,000	1,249,570
Michigan, State Grant Anticipation Revenue 5.25%, 9/15/2021 (a)	450,000	514,715

		11,076,769

MINNESOTA — 0.9%
Minnesota, State General Obligation:
Series D 5.00%, 8/1/2018	2,000,000	2,472,200
Series D 5.00%, 8/1/2019	2,275,000	2,857,036
Series D 5.00%, 8/1/2021	715,000	901,572
Seried D 5.00%, 8/1/2022	855,000	1,073,786
University of Minnesota, Revenue Series A 5.00%, 12/1/2018	2,750,000	3,396,388

		10,700,982

MISSISSIPPI — 0.4%
Mississippi, State General Obligation:
Series B 5.00%, 12/1/2013	1,000,000	1,054,790
Series A 5.00%, 10/1/2036	3,000,000	3,485,310

		4,540,100

MISSOURI — 0.6%
Missouri, State Board of Public Buildings, Special Obligation Series A 1.00%, 10/1/2026	965,000	723,335
Missouri, State Health & Educational Facilities Authority Revenue Series A 5.25%, 3/15/2018	500,000	616,920
Missouri, State Highways & Transit Commission, State Road Revenue, Second Lien:
5.25%, 5/1/2019	4,000,000	4,822,520
5.25%, 5/1/2020	1,000,000	1,199,130

		7,361,905

NEBRASKA — 0.2%
Omaha, NE, Public Power District Electric Revenue Series C 5.00%, 2/1/2018	1,000,000	1,217,460
University of Nebraska, Revenue 5.00%, 7/1/2038	1,000,000	1,166,020

		2,383,480

NEVADA — 0.6%
Clark County, NV, General Obligation 5.00%, 6/1/2026	390,000	444,471
Las Vegas Valley, NV, Water District, General Obligation:
Series B 5.00%, 6/1/2015	1,500,000	1,682,460
Series A 5.00%, 2/1/2033	350,000	384,216
Las Vegas, NV, General Obligation 6.00%, 4/1/2039	4,265,000	4,938,614

		7,449,761

NEW JERSEY — 1.6%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A 4.00%, 9/1/2022	3,200,000	3,625,696
4.00%, 9/1/2027	2,520,000	2,798,158
New Jersey, State General Obligation 5.00%, 6/1/2019	8,825,000	10,857,574
New Jersey, State Higher Education Assistance Authority Revenue Series 1A 5.00%, 12/1/2017	1,410,000	1,623,883

		18,905,311

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

NEW MEXICO — 1.4%
Albuquerque, NM, Municipal School District, General Obligation Series A 4.00%, 8/1/2022	$6,650,000	$7,535,581
New Mexico, State Finance Authority Transportation Revenue 5.00%, 6/15/2017	3,000,000	3,587,700
New Mexico, State General Obligation 5.00%, 3/1/2017	5,000,000	5,965,900

		17,089,181

NEW YORK — 17.5%
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,218,840
Erie County, NY, Industrial Development Agency Revenue:
5.25%, 5/1/2029	1,390,000	1,633,000
Series A 5.75%, 5/1/2019 (a)	1,500,000	1,874,490
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	1,275,000	1,478,911
New York & New Jersey, Port Authority Revenue:
4.00%, 12/1/2027	2,600,000	2,892,682
4.25%, 7/15/2040	1,000,000	1,054,860
156th Series 4.75%, 11/1/2036	7,000,000	7,757,050
5.00%, 7/15/2039	4,500,000	5,093,685
New York, NY, City Municipal Water Finance Authority:
4.25%, 6/15/2031	3,000,000	3,343,530
4.50%, 6/15/2032	1,000,000	1,090,050
Series DD 4.50%, 6/15/2038	2,310,000	2,470,198
Series DD 4.63%, 6/15/2031	1,030,000	1,133,494
5.00%, 6/15/2026	3,000,000	3,622,140
5.00%, 6/15/2027	545,000	649,553
Series A 5.00%, 6/15/2038	1,000,000	1,133,430
5.00%, 6/15/2043	3,500,000	3,972,115
Series GG-2 5.25%, 6/15/2040	625,000	726,631
Series A 5.50%, 6/15/2021	1,150,000	1,404,599
New York, NY, City Transitional Finance Authority:
Series E-1 5.00%, 2/1/2018	500,000	608,730
5.00%, 11/1/2020	1,000,000	1,235,690
5.00%, 5/1/2023	865,000	1,035,379
Series C 5.00%, 11/1/2028	2,000,000	2,418,240
5.50%, 11/1/2035	4,545,000	5,570,170
New York, NY, City Transitional Finance Authority, Building Aid Revenue Series S-1 5.00%, 7/15/2030	4,675,000	5,576,153
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Series B 5.00%, 11/1/2016	330,000	389,572
Series B 5.00%, 11/1/2016	670,000	789,166
Series F-1 5.00%, 5/1/2021	500,000	628,450
New York, NY, General Obligation:
Series A 4.25%, 2/15/2029	940,000	1,061,204
Series C 5.00%, 8/1/2015	5,200,000	5,860,920
Series C 5.00%, 11/15/2016	5,000,000	5,855,350
5.00%, 3/1/2017	5,000,000	5,896,450
Series C 5.00%, 8/1/2017	2,000,000	2,386,520
Series C 5.25%, 8/1/2017	550,000	662,778
Series B-1 5.25%, 9/1/2021	950,000	1,159,808
Series B-1 5.25%, 9/1/2023	7,180,000	8,683,923
New York, NY, Liberty Development Corp. Revenue:
5.13%, 1/15/2044	5,975,000	6,602,255
5.63%, 1/15/2046	1,000,000	1,142,430
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	2,375,000	2,785,614
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B 5.00%, 11/15/2027	4,550,000	5,620,706
Series A-2 5.00%, 11/15/2029	12,620,000	14,686,525
New York, State Bridge Authority General Obligation 4.00%, 1/1/2027	1,000,000	1,108,280
New York, State Dormitory Authority Revenue:
Series B 5.00%, 7/1/2017	3,000,000	3,573,060
Series A 5.00%, 7/1/2038	3,350,000	3,662,119
5.25%, 7/1/2048	3,065,000	3,407,452
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A 4.00%, 3/15/2028	500,000	556,000
Series E 5.00%, 8/15/2018	400,000	492,224
Series A 5.00%, 3/15/2020	1,000,000	1,246,630
Series A 5.00%, 12/15/2020	500,000	632,780
Series C 5.00%, 3/15/2025	4,550,000	5,515,737
Series B 5.25%, 2/15/2022	500,000	616,855
New York, State Dormitory Authority, State Income Tax Revenue:
Series E 4.50%, 3/15/2036	790,000	860,618
Series A 5.00%, 2/15/2020	7,850,000	9,765,478
5.00%, 7/1/2021	700,000	854,070
5.00%, 2/15/2029	750,000	892,253
New York, State Environmental Facilities Corp. Revenue Series A 5.13%, 6/15/2038	1,000,000	1,133,910
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A 5.00%, 6/15/2022	500,000	642,325
New York, State General Obligation:
3.00%, 3/1/2017	4,255,000	4,698,882
4.00%, 3/1/2018	1,030,000	1,200,630
Series E 5.00%, 8/1/2018	635,000	773,214
Series A-1 5.25%, 8/15/2028	760,000	904,408
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	2,760,000	3,154,487
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	6,510,000	8,014,070
Series A 5.00%, 3/15/2028	2,150,000	2,553,877
Series A 5.00%, 3/15/2029	2,000,000	2,384,040

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Thruway Authority, Second General Highway & Bridge Trust Fund Series A 5.00%, 4/1/2021	$500,000	$580,505
New York, State Urban Development Corp., Revenue:
Series A 4.00%, 3/15/2041	1,470,000	1,534,283
5.00%, 1/1/2014	3,770,000	3,985,531
Series A-1 5.00%, 12/15/2016	2,630,000	3,100,823
Series B-1 5.00%, 3/15/2036	1,000,000	1,152,560
New York, Triborough Bridge & Tunnel Authority Revenue Series A 5.00%, 1/1/2023	11,525,000	14,286,851

		206,489,243

NORTH CAROLINA — 3.3%
Charlotte, NC, General Obligation Series B 5.00%, 6/1/2022	475,000	577,990
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2038	8,585,000	9,895,243
Fayetteville, NC, Public Works Commission Revenue Series A 5.00%, 3/1/2019	500,000	621,435
Mecklenburg County, NC, General Obligation:
Series A 4.00%, 8/1/2015	3,135,000	3,452,952
Series A 5.00%, 8/1/2015	1,000,000	1,129,510
North Carolina, State Capital Improvement Revenue:
Series A 4.50%, 5/1/2026	4,500,000	5,305,500
Series A 5.00%, 5/1/2016	3,000,000	3,460,770
Series A 5.00%, 5/1/2017	2,125,000	2,525,371
Series C 5.00%, 5/1/2028	905,000	1,085,638
North Carolina, State General Obligation Series A 5.00%, 3/1/2018	2,165,000	2,653,294
North Carolina, State Grant Anticipation Revenue 5.00%, 3/1/2019	1,930,000	2,378,551
North Carolina, University of North Carolina-Chapel Hill, Revenue 5.00%, 12/1/2031	3,640,000	4,186,364
Wake County, NC, General Obligation Series C 5.00%, 3/1/2021	1,075,000	1,376,150

		38,648,768

OHIO — 2.0%
Columbus, OH, General Obligation:
Series A 4.00%, 6/1/2014	10,000,000	10,607,400
Series A 5.00%, 9/1/2018	300,000	361,362
Ohio, State Common Schools, General Obligation Series C 5.00%, 9/15/2015	5,000,000	5,659,600
Ohio, State Water Development Authority, Water Pollution Control Revenue 5.00%, 12/1/2020	2,630,000	3,324,083
Ohio, University of Akron, General Receipts:
Series A 5.00%, 1/1/2033 (a)	1,000,000	1,100,420
Series B 5.25%, 1/1/2023 (a)	1,970,000	2,271,292

		23,324,157

OKLAHOMA — 0.3%
Oklahoma, State Turnpike Authority Series A 5.00%, 1/1/2023	2,000,000	2,435,220
Tulsa County, OK, Educational Facilities Lease Revenue 5.50%, 9/1/2016	635,000	748,348

		3,183,568

OREGON — 1.1%
Oregon, State Department of Transportation Revenue Series A 5.00%, 11/15/2033	1,500,000	1,722,420
Portland, OR, Sewer System Revenue 5.00%, 3/1/2035	4,550,000	5,295,017
Salem-Keizer, OR, School District No. 24J, General Obligation Series B Zero Coupon, 6/15/2028 (b)	9,745,000	5,947,471

		12,964,908

PENNSYLVANIA — 2.3%
Pennsylvania, State General Obligation:
5.00%, 3/15/2015	4,750,000	5,277,250
5.00%, 5/15/2015	1,000,000	1,118,220
5.00%, 7/1/2015	5,000,000	5,619,800
5.00%, 3/15/2017	2,630,000	3,122,099
5.00%, 4/15/2021	4,000,000	4,929,760
Series A 5.00%, 5/1/2021	1,340,000	1,652,073
5.00%, 11/15/2022	500,000	628,225
5.00%, 11/15/2023	895,000	1,118,580
5.13%, 2/15/2023	500,000	612,380
Pennsylvania, Turnpike Commission Revenue:
4.50%, 12/1/2038	300,000	317,091
Series C 6.00%, 6/1/2023 (a)	755,000	909,133
Philadelphia, PA, General Obligation Series A 5.00%, 8/1/2018 (a)	1,870,000	2,155,755

		27,460,366

PUERTO RICO — 0.7%
Commonwealth of Puerto Rico 5.00%, 7/1/2016 (a)	3,250,000	3,595,020
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2037 (b)	12,000,000	3,090,000
Series C Zero Coupon, 8/1/2038 (b)	5,000,000	1,212,900

		7,897,920

RHODE ISLAND — 0.0% (c)
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue Series A 4.00%, 10/1/2018	475,000	550,216

SOUTH CAROLINA — 1.7%
Charleston, SC, General Obligation:
4.00%, 11/1/2028	1,000,000	1,134,160
5.00%, 11/1/2023	1,035,000	1,308,250

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

South Carolina, State Education Assistance Authority Series I 5.00%, 10/1/2024	$980,000	$1,069,680
South Carolina, State General Obligation Series A 2.00%, 4/1/2024	3,000,000	3,041,880
South Carolina, State Public Service Authority:
Series E 5.00%, 1/1/2017	2,500,000	2,935,000
Series D 5.00%, 12/1/2043	7,950,000	9,010,689
Series A 5.50%, 1/1/2038	1,130,000	1,331,253

		19,830,912

SOUTH DAKOTA — 0.0% (c)
Sioux Falls, SD, Sales Tax Revenue Series A 3.38%, 11/15/2032	500,000	504,050

TENNESSEE — 1.6%
Memphis, TN, Electric System Revenue 5.00%, 12/1/2018	1,500,000	1,857,630
Metropolitan Government of Nashville & Davidson County, TN, General Obligation 5.00%, 1/1/2019	500,000	598,815
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue Series A 5.00%, 1/1/2016 (a)	475,000	542,213
Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue:
Series A 5.00%, 10/1/2013	2,000,000	2,094,500
Series B 5.00%, 10/1/2039	1,000,000	1,133,430
Shelby County, TN, General Obligation:
Series A 5.00%, 4/1/2019	705,000	872,395
Series A 5.00%, 3/1/2024	8,290,000	10,757,104
Tennessee, State School Bond Authority Series A 5.00%, 5/1/2027	500,000	614,965

		18,471,052

TEXAS — 9.3%
Austin, TX, General Obligation 5.00%, 9/1/2022	570,000	726,568
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2041	1,500,000	1,718,370
5.00%, 11/15/2042	2,800,000	3,253,572
Cypress-Fairbanks, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (a)	500,000	613,295
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A 5.00%, 12/1/2015	6,785,000	7,729,879
Dallas, TX, Civic Center Convention Complex Revenue:
5.00%, 8/15/2028 (a)	700,000	790,909
5.25%, 8/15/2038 (a)	510,000	566,666
Dallas, TX, General Obligation:
Series A 5.00%, 2/15/2019	1,250,000	1,541,162
5.00%, 2/15/2021	425,000	509,180
Dallas, TX, Water & Wastewater System Revenue 5.00%, 10/1/2020	500,000	631,805
Garland, TX, General Obligation 5.00%, 2/15/2023	400,000	483,636
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue Series A 5.00%, 11/1/2031	5,395,000	6,316,898
Harris County, TX, Flood Control District Series A 5.00%, 10/1/2039	1,585,000	1,805,220
Harris County, TX, General Obligation:
Series A 4.75%, 3/1/2020	600,000	719,574
5.00%, 10/1/2021	500,000	620,740
5.00%, 10/1/2024	7,000,000	8,509,760
5.00%, 10/1/2025	400,000	483,652
Harris County, TX, Revenue Series C 5.00%, 8/15/2049	500,000	547,965
Harris County, TX, Road Revenue Series B 5.25%, 8/15/2047	3,000,000	3,301,200
Houston, TX, Airport System Revenue, Senior Lien Series A 5.50%, 7/1/2034	1,850,000	2,115,382
Houston, TX, General Obligation:
Series A 5.00%, 3/1/2022	2,000,000	2,428,220
Series D-1 5.00%, 10/1/2029	500,000	605,380
Houston, TX, Utility System Revenue Series A 5.25%, 11/15/2031 (a)	4,600,000	5,354,722
Hurst-Euless-Bedford, TX, Independent School District, General Obligation 5.00%, 8/15/2021	2,500,000	3,035,250
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2034 (a)	3,300,000	3,662,802
Leander, TX, Independent School District, General Obligation Series A Zero Coupon, 8/15/2034 (a)(b)	10,000,000	4,152,400
Liberty Hill, TX, Independent School District 5.00%, 8/1/2035 (a)	1,000,000	1,153,960
North Texas, TX, Municipal Water District, Water System Revenue:
3.13%, 9/1/2027	500,000	506,315
5.00%, 9/1/2026	500,000	611,750
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2023	5,000,000	6,371,800
5.25%, 2/1/2024	5,000,000	6,533,250
5.25%, 2/1/2025	4,000,000	5,270,320
San Antonio, TX, General Obligation:
5.00%, 2/1/2018	2,450,000	2,977,068
5.00%, 2/1/2019	3,000,000	3,709,110
San Antonio, TX, Independent School District, General Obligation 5.00%, 8/15/2025 (a)	2,000,000	2,429,160
Texas, State General Obligation 4.75%, 4/1/2037	1,940,000	2,171,248

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Texas, State Public Finance Authority:
Series A 5.00%, 7/1/2014	$1,735,000	$1,875,813
Series A 5.00%, 1/1/2017	1,100,000	1,251,459
Series B 5.00%, 1/1/2018	500,000	559,935
Series B 5.00%, 7/1/2018	825,000	923,893
Texas, State Transportation Commission 5.00%, 4/1/2024	2,125,000	2,477,282
Texas, State Water Development Board, Revenue, Sub Lien A-1 5.00%, 7/15/2015	6,370,000	7,180,200
University of Texas, Revenue:
Series A 4.00%, 8/15/2021	500,000	594,275
Series B 5.00%, 8/15/2017	500,000	602,160
Williamson, TX, General Obligation 5.00%, 2/15/2032	625,000	723,594

		110,146,799

UTAH — 0.6%
Central Utah, Water Conservancy District, General Obligation Series A 5.00%, 4/1/2028	550,000	660,704
Utah, State General Obligation:
Series C 5.00%, 7/1/2016	500,000	583,970
Series A 5.00%, 7/1/2022	930,000	1,178,366
Utah, Transport Authority Sales Tax Revenue:
Series A 5.00%, 6/15/2028	410,000	480,278
Series A 5.00%, 6/15/2036 (a)	3,850,000	4,428,847

		7,332,165

VIRGINIA — 2.3%
Fairfax County, VA, General Obligation:
Series A 3.00%, 4/1/2026	3,180,000	3,316,835
Series A 5.00%, 4/1/2030	450,000	544,811
Montgomery County, VA, Industrial Development Authority Revenue 5.00%, 2/1/2024	445,000	501,101
Virginia, College Building Authority, Educational Facilities Revenue:
5.00%, 9/1/2022	5,945,000	7,180,252
5.00%, 2/1/2027	3,620,000	4,390,409
Virginia, State Public Building Authority, Public Facilities Revenue:
Series B 5.00%, 8/1/2017	3,030,000	3,629,879
Series B 5.25%, 8/1/2027	2,000,000	2,345,020
Virginia, State Public School Authority Revenue Series B-1 5.00%, 8/1/2017	1,000,000	1,197,980
Virginia, State Resources Authority, Revenue Series B 5.00%, 11/1/2028	3,540,000	4,114,082
Virginia, State Transportation Board Revenue 5.00%, 5/15/2014	500,000	537,615

		27,757,984

WASHINGTON — 5.5%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue:
Series S-1 5.00%, 11/1/2026	500,000	617,260
Series A 5.00%, 11/1/2032 (a)	3,000,000	3,404,520
Series A 5.00%, 11/1/2036	2,000,000	2,244,100
Energy Northwest Washington, Electricity Revenue Series A 5.00%, 7/1/2014	1,000,000	1,080,610
Energy Northwest, WA, Electric Revenue Series A 5.00%, 7/1/2017	4,195,000	5,022,254
King County, WA, General Obligation 5.00%, 12/1/2020	500,000	634,380
Snohomish County, WA, School District No. 15 5.00%, 12/1/2018	2,250,000	2,769,795
Snohomish County, WA, School District No. 201 5.25%, 12/1/2024	2,825,000	3,361,863
Washington, State General Obligation:
Series D 4.00%, 2/1/2030	1,000,000	1,090,160
Series D 4.00%, 2/1/2037	12,500,000	13,074,375
Series R 5.00%, 7/1/2016	10,000,000	11,646,900
Series A 5.00%, 7/1/2023	900,000	1,057,257
Series D 5.00%, 1/1/2027	6,945,000	8,158,708
Series A 5.00%, 7/1/2032	2,000,000	2,295,620
Series C 5.00%, 6/1/2041	7,000,000	8,043,350

		64,501,152

WISCONSIN — 1.4%
Milwaukee, WI, General Obligation, Promissory Notes Series N1 5.00%, 2/1/2019	11,020,000	13,436,576
Wisconsin, State General Obligation:
4.00%, 11/1/2016	1,300,000	1,478,906
Series C 5.00%, 5/1/2014	2,000,000	2,145,540

		17,061,022

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,094,298,405)		1,178,245,051

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $3,938,488)	3,938,488	3,938,488

TOTAL INVESTMENTS — 100.0% (g)
(Cost $1,098,236,893)		1,182,183,539
OTHER ASSETS & LIABILITIES — 0.0% (c)		(471,039)

NET ASSETS — 100.0%		$1,181,712,500

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	2.64%
	Assured Guaranty Corp.	1.63%
	Permanent School Fund Guaranteed	1.02%
	National Public Finance Guarantee Corp.	0.22%

(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
Escrow to Maturity = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 96.9%
CALIFORNIA — 96.1%
Alameda County, CA, Joint Powers Authority, Lease Revenue 5.00%, 12/1/2034 (a)	$1,760,000	$1,887,882
Bakersfield, CA, Wastewater Revenue Series A 5.00%, 9/15/2032 (a)	300,000	331,326
California, Bay Area Toll Authority Revenue:
3.00%, 4/1/2027 (b)	500,000	501,230
5.00%, 4/1/2024 (b)	250,000	308,237
5.13%, 4/1/2039	125,000	141,119
California, State Department of Water Resources:
Series M 4.00%, 5/1/2019	2,000,000	2,357,320
Series H 4.38%, 5/1/2022 (a)	1,150,000	1,309,746
Series L 5.00%, 5/1/2016	200,000	231,718
Series L 5.00%, 5/1/2017	500,000	596,940
Series L 5.00%, 5/1/2019	1,540,000	1,912,357
Series AJ 5.00%, 12/1/2021	400,000	511,144
Series AE 5.00%, 12/1/2022	1,000,000	1,206,140
Series AF 5.00%, 12/1/2026	660,000	782,549
California, State Department of Water Resources Revenue Series M 5.00%, 5/1/2016	3,025,000	3,504,735
California, State Public Works Board, Lease Revenue 5.00%, 4/1/2034	340,000	373,748
California, State University Revenue Series A 5.00%, 11/1/2033 (a)	1,500,000	1,644,915
Eastern Municipal Water District, CA, Water & Sewer Revenue:
Series HSeries H 5.00%, 7/1/2033	160,000	176,408
Series H 5.00%, 7/1/2035	1,000,000	1,093,720
El Dorado, CA, Irrigation District, Certificates of Participation:
Series A 5.75%, 8/1/2039 (a)	500,000	541,380
Series A 6.25%, 8/1/2029 (a)	1,200,000	1,318,644
Grossmont, CA, Union High School District, Election of 2004 5.00%, 8/1/2033	1,780,000	2,010,599
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	1,000,000	1,187,830
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
5.00%, 6/1/2020	1,900,000	2,367,096
5.00%, 7/1/2026	2,450,000	2,887,815
Los Angeles, CA, Community College District, General Obligation:
Series F-1 5.00%, 8/1/2026	100,000	117,445
Series A 5.00%, 8/1/2032 (a)	1,000,000	1,119,760
Los Angeles, CA, Department of Airports Revenue:
Series A 5.00%, 5/15/2021	1,000,000	1,202,900
Series D 5.00%, 5/15/2040	1,000,000	1,121,500
Series C 5.25%, 5/15/2038	145,000	159,071
Los Angeles, CA, Department of Water & Power:
Series A 4.00%, 7/1/2013	100,000	102,802
Series A-1 5.00%, 7/1/2023 (a)	400,000	461,296
5.00%, 7/1/2037 (a)	200,000	216,728
Series A 5.00%, 7/1/2041	1,500,000	1,709,385
Series B 5.00%, 7/1/2043	2,000,000	2,313,740
Los Angeles, CA, General Obligation Series A 5.00%, 9/1/2019	500,000	623,020
Los Angeles, CA, Harbor Department Revenue:
Series A 5.00%, 8/1/2029	1,515,000	1,754,415
Series C 5.25%, 8/1/2023	700,000	841,526
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	250,000	280,140
Series KY 5.00%, 7/1/2015	2,325,000	2,602,349
Series KRY 5.00%, 7/1/2018	935,000	1,137,437
Series F 5.00%, 1/1/2034	1,000,000	1,132,340
Series D 5.25%, 7/1/2025	1,500,000	1,763,655
Los Angeles, CA, Wastewater System Revenue:
Series B 5.00%, 6/1/2030	1,000,000	1,191,590
5.00%, 6/1/2039	500,000	555,170
Los Angeles, CA, Water Utility, General Obligation Series A 4.00%, 9/1/2018	1,000,000	1,166,770
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	340,000	385,846
Marin, CA, Water District Financing Authority Series A 5.00%, 7/1/2044	1,000,000	1,157,790
Metropolitan Water District of Southern California:
Series C 4.00%, 10/1/2017	250,000	291,628
Series C 5.00%, 10/1/2027	1,500,000	2,033,955
Series A 5.00%, 1/1/2031	850,000	990,284
Newport Mesa, CA, Unified School District Election of 2005 Zero Coupon, 8/1/2041 (c)	4,000,000	683,400
Oakland, CA, Joint Powers Financing Authority Lease Revenue Series B 5.00%, 8/1/2022 (a)	800,000	887,192
Ohlone, CA, Community College District 5.00%, 8/1/2028	500,000	602,500
Pasadena, CA, Unified School District, General Obligation 5.00%, 5/1/2034	1,000,000	1,159,980
Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (c)	6,000,000	1,103,040
Riverside, CA, Electric Revenue Series D 5.00%, 10/1/2027 (a)	835,000	957,545
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U 5.00%, 8/15/2022 (a)	550,000	647,559
Series U 5.00%, 8/15/2023 (a)	1,000,000	1,171,910
San Diego County, CA, Regional Transportation Commission Revenue Series A 5.00%, 4/1/2042	1,000,000	1,149,030
San Diego County, CA, Water Authority Revenue, Certificates of Participation:
Series 2008-A 5.00%, 5/1/2015 (a)	200,000	221,876

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Series 2008-A 5.00%, 5/1/2018 (a)	$200,000	$240,644
San Diego, CA, Community College District:
5.00%, 8/1/2028	500,000	614,670
5.00%, 8/1/2041	1,000,000	1,149,880
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series B 5.00%, 5/15/2021	1,000,000	1,223,190
Series A 5.25%, 5/15/2039	500,000	567,365
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A 5.00%, 8/1/2024	1,000,000	1,213,120
Series A 5.00%, 8/1/2028	330,000	403,092
San Francisco, CA, Bay Area Rapid Transit District 5.00%, 7/1/2032 (b)	1,000,000	1,197,760
San Francisco, CA, Bay Area Rapid Transit District Election of 2004 Series B 5.00%, 8/1/2022	500,000	596,370
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.25%, 11/1/2031	535,000	587,344
Series D 5.00%, 11/1/2015	1,000,000	1,136,940
Series A 5.00%, 11/1/2032	1,110,000	1,311,365
San Francisco, CA, City & County Unified School District 4.00%, 6/15/2023	2,000,000	2,265,780
San Francisco, CA, City & County Unified School District Election of 2006 Series B 5.25%, 6/15/2022	800,000	950,656
San Francisco, CA, City & County, Earthquake Safety & Emergency, General Obligation 4.00%, 6/15/2028	500,000	543,450
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 3/1/2027	1,000,000	1,189,400
5.25%, 3/1/2031	1,000,000	1,180,800
Series A 5.50%, 3/1/2041	300,000	354,891
San Juan, CA, Public Power Agency Project Revenue Series L 5.00%, 7/1/2022 (a)	100,000	114,043
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	1,000,000	1,124,340
San Ramon Valley, CA, Unified School District 5.00%, 8/1/2028	1,000,000	1,203,080
Santa Clara County, CA, Financing Authority, Lease Revenue:
Series L 5.00%, 5/15/2028	750,000	835,185
Series L 5.25%, 5/15/2036	1,000,000	1,100,810
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue Series A 5.00%, 4/1/2036 (a)	500,000	562,565
Santa Clara Valley, CA, Water District, Certificates of Participation Series A 5.00%, 6/1/2037 (a)	500,000	541,140
Southern California Public Power Authority:
5.00%, 7/1/2022	1,000,000	1,222,240
5.00%, 7/1/2030	1,500,000	1,729,395
Stanford University, Educational Facilities Authority Revenue:
Series T-4 5.00%, 3/15/2014	660,000	705,144
Series T-1 5.00%, 3/15/2039	350,000	490,745
Sweetwater, CA, Union High School District Election of 2006 Series A 5.00%, 8/1/2038 (a)	565,000	607,454
University of California, Revenue:
Series E 4.00%, 5/15/2019	2,010,000	2,358,554
Series K 5.00%, 5/15/2020 (a)	250,000	280,628
5.00%, 5/15/2037	1,875,000	2,167,537
Series Q 5.25%, 5/15/2023	1,000,000	1,162,330
University of Southern California, Educational Facilities Authority Revenue Series A 5.00%, 10/1/2039	500,000	566,805
Yosemite, CA, Community College District, General Obligation Zero Coupon, 8/1/2042 (c)	500,000	200,050

		97,899,934

PUERTO RICO — 0.8%
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2037 (c)	2,000,000	515,000
Series C Zero Coupon, 8/1/2038 (c)	1,000,000	242,580

		757,580

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $91,417,628)		98,657,514

	Shares
SHORT TERM INVESTMENT — 4.8%
MONEY MARKET FUND — 4.8%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $4,934,758)	4,934,758	4,934,758

TOTAL INVESTMENTS — 101.7% (g)
(Cost $96,352,386)		103,592,272
OTHER ASSETS & LIABILITIES — (1.7)%		(1,737,783)

NET ASSETS — 100.0%		$101,854,489

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	8.97%
	Assured Guaranty Corp.	2.70%
	National Public Finance Guarantee Corp.	1.91%
	Ambac Financial Group	1.22%

(b)	When-issued security.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 96.2%
NEW YORK — 95.0%
Albany County, NY, Airport Authority Revenue Series A 4.00%, 12/15/2024 (a)	$300,000	$319,629
Erie County, NY, Industrial Development Agency Revenue Series A 5.75%, 5/1/2024 (a)	500,000	588,575
Nassau County, NY, General Obligation:
Series C 5.00%, 7/1/2015 (a)	500,000	555,155
Series C 5.13%, 10/1/2035 (a)	100,000	110,265
Nassau County, NY, Interim Finance Authority Revenue:
Series A 3.00%, 11/15/2014	400,000	419,812
Series A 5.00%, 11/15/2014	100,000	109,151
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	400,000	463,972
New York & New Jersey, Port Authority Revenue:
4.00%, 12/1/2022	300,000	349,314
5.00%, 7/15/2022	100,000	116,245
5.00%, 7/15/2039	500,000	565,965
New York City, NY, Cultural Resource Revenue, Museum of Modern Art Series A-1 5.00%, 4/1/2031	300,000	347,664
New York, NY, City Transitional Finance Authority Future Tax Secured Revenue 5.00%, 11/1/2020	500,000	631,355
New York, NY, City Transitional Finance Authority Revenue:
Series D 3.20%, 11/1/2018	140,000	158,736
Series E 5.00%, 11/1/2017	500,000	605,675
Series A 5.00%, 11/1/2018	100,000	123,065
Series B 5.00%, 11/1/2018	200,000	247,990
Series S-5 5.00%, 1/15/2026	200,000	235,904
Series S-1A 5.25%, 7/15/2037	500,000	584,595
Series S-4 5.50%, 1/15/2033	500,000	585,115
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2015	25,000	28,498
5.00%, 11/1/2015	175,000	198,965
New York, NY, General Obligation:
Series A 3.00%, 8/1/2017	200,000	219,798
Series E 4.00%, 8/1/2022	250,000	290,043
Series K 5.00%, 8/1/2013	—	—
Series C 5.00%, 8/1/2017	825,000	984,439
Series E 5.00%, 8/1/2021	300,000	366,120
Series G 5.00%, 8/1/2023	105,000	123,228
Series C 5.00%, 8/1/2024	950,000	1,131,022
Series E 5.00%, 8/1/2025	775,000	915,624
Series A-1 5.00%, 8/1/2035	250,000	286,220
New York, NY, Liberty Development Corp. Revenue:
5.13%, 1/15/2044	500,000	552,490
5.25%, 12/15/2043	500,000	576,365
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	1,000,000	1,172,890
New York, NY, Municipal Water Finance Authority Revenue:
Series EE 4.00%, 6/15/2045	255,000	260,967
Series HH 5.00%, 6/15/2032	1,000,000	1,174,690
Series GG-2 5.00%, 6/15/2035	100,000	114,600
Series AA 5.00%, 6/15/2044	500,000	566,635
Series DD 5.25%, 6/15/2024	200,000	240,216
Series EE 5.38%, 6/15/2043	370,000	439,060
Series A 5.63%, 6/15/2024	130,000	158,790
New York, State Bridge Authority General Obligation 4.00%, 1/1/2027	500,000	554,140
New York, State Dormitory Authority Revenue:
4.00%, 1/15/2022	500,000	549,645
Series C 5.00%, 10/1/2031	600,000	672,792
New York, State Dormitory Authority Revenue, Columbia University 5.00%, 7/1/2038	250,000	285,975
New York, State Dormitory Authority Revenue, Cornell University:
Series A 5.00%, 7/1/2034	355,000	409,042
Series A 5.00%, 7/1/2039	300,000	339,702
New York, State Dormitory Authority Revenue, Fordham University:
Series A 5.00%, 3/15/2017	100,000	118,759
5.00%, 10/1/2019 (a)	125,000	144,784
Series B 5.00%, 7/1/2033 (a)	500,000	548,235
New York, State Dormitory Authority Revenue, New York University Series A 5.00%, 7/1/2029	240,000	270,816
New York, State Dormitory Authority Revenue, Non State Supported Debt Series E 5.00%, 1/1/2019	250,000	300,810
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series B 5.00%, 2/15/2018	125,000	152,010
Series B 5.00%, 3/15/2028	260,000	310,099
New York, State Environmental Facilities Corp. Revenue:
Series A 5.00%, 6/15/2018	250,000	307,292
5.00%, 6/15/2036	500,000	583,135
5.00%, 6/15/2041	250,000	288,028
Series A 5.25%, 12/15/2026	200,000	244,240
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	550,000	628,611
New York, State Local Government Assistance Corp. Revenue:
Series C 5.00%, 4/1/2018	200,000	244,342
Series A 5.00%, 4/1/2020	435,000	519,064
New York, State Municipal Bond Bank Agency Series C-1 5.00%, 2/15/2016	200,000	228,060
New York, State Power Authority Series C 5.00%, 11/15/2020 (a)	250,000	292,400
New York, State Thruway Authority, General Revenue Series B 5.00%, 4/1/2027	300,000	339,222

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Thruway Authority, Personal Income Tax Revenue 5.00%, 3/15/2021	$450,000	$566,019
New York, State Thruway Authority, Second General Highway & Bridge Trust:
Series A-1 5.00%, 4/1/2021	300,000	371,310
Series B 5.00%, 4/1/2029	300,000	343,155
New York, State Urban Development Corp. Revenue:
Series A 4.00%, 3/15/2024	500,000	569,875
Series A 5.00%, 3/15/2016	250,000	287,783
5.00%, 12/15/2017	200,000	242,584
New York, State Urban Development Corporation Revenue 4.00%, 3/15/2025	500,000	564,525
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A 5.00%, 1/1/2023	500,000	619,820
5.00%, 11/15/2033	250,000	285,370
State of New York, General Obligation Series C 4.50%, 2/1/2020	200,000	241,640
Suffolk County, NY, Water Authority 5.00%, 6/1/2021	500,000	630,060

		29,972,186

PUERTO RICO — 1.2%
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2037 (b)	1,000,000	257,500
Series C Zero Coupon, 8/1/2038 (b)	500,000	121,290

		378,790

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $28,302,883)		30,350,976

	Shares
SHORT TERM INVESTMENT — 3.8%
MONEY MARKET FUND — 3.8%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $1,181,115)	1,181,115	1,181,115

TOTAL INVESTMENTS — 100.0% (f)
(Cost $29,483,998)		31,532,091
OTHER ASSETS & LIABILITIES — 0.0% (g)		13,795

NET ASSETS — 100.0%		$31,545,886

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	5.10%
	Assured Guaranty Corp.	2.09%
	National Public Finance Guarantee Corp.	0.93%

(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Amount shown represents less than 0.05% of net assets.

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.7%
ALABAMA — 0.7%
Alabama, Federal Aid Highway Finance Authority 4.00%, 3/1/2016	$5,000,000	$5,555,200
Alabama, Public School & College Authority Revenue:
5.00%, 5/1/2014	850,000	911,013
Series A 5.00%, 5/1/2014	1,500,000	1,607,670
Series A 5.00%, 5/1/2016	1,450,000	1,677,722
Series A 5.00%, 3/1/2017	1,000,000	1,180,240

		10,931,845

ALASKA — 0.1%
Alaska, State Municipal Bond Bank Authority Revenue 5.00%, 9/1/2016	1,000,000	1,163,500

ARIZONA — 1.6%
Arizona, Phoenix Civic Improvement Corp., Water System Revenue Series A 5.00%, 7/1/2017	1,775,000	2,120,451
Arizona, Salt River Project, Electrical Systems Revenue:
Series A 3.00%, 1/1/2014	1,070,000	1,105,588
Series B 3.00%, 1/1/2014	5,000,000	5,166,300
Arizona, State Certificates of Participation:
Series A 5.00%, 10/1/2013 (a)	6,500,000	6,787,820
5.00%, 10/1/2014 (a)	10,375,000	11,156,030

		26,336,189

ARKANSAS — 1.1%
Arkansas, State Highway Grant Anticipation & Tax Revenue 4.00%, 8/1/2014	17,000,000	18,126,250

CALIFORNIA — 9.4%
California, State Department of Water Resources Revenue:
Series L 4.00%, 5/1/2015	7,630,000	8,327,535
Series M 4.00%, 5/1/2015	6,000,000	6,548,520
Series L 5.00%, 5/1/2014	5,075,000	5,449,332
Series M 5.00%, 5/1/2014	550,000	590,568
Series L 5.00%, 5/1/2015	6,000,000	6,702,180
Series M 5.00%, 5/1/2016	6,925,000	8,023,236
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2016	4,505,000	5,270,625
Contra Costa, CA, Water District Revenue 3.00%, 10/1/2015	11,750,000	12,585,660
Los Angeles, CA, General Obligation:
Series A 2.50%, 9/1/2014	8,825,000	9,186,031
Series A 5.00%, 9/1/2016	10,000,000	11,694,100
Series A 5.00%, 9/1/2017	13,230,000	15,936,064
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	2,500,000	2,801,400
Series I 5.00%, 7/1/2014	2,000,000	2,162,680
5.00%, 7/1/2017	1,000,000	1,190,000
Northern California Power Agency Revenue, Hydroelectric No-1 Series C 5.00%, 7/1/2014 (a)	1,500,000	1,611,900
San Diego, CA, County Water Authority Revenue 5.00%, 7/1/2016	10,000,000	11,622,500
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
5.00%, 5/15/2014	750,000	806,040
5.00%, 5/15/2015	2,165,000	2,412,524
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series D 5.00%, 11/1/2015	5,360,000	6,093,998
San Francisco, CA, City & County, Certificates of Participation:
Series B 4.00%, 9/1/2015	5,000,000	5,445,850
Series B 5.00%, 9/1/2016	5,260,000	6,054,050
San Francisco, CA, City & County, General Obligation Series A 5.00%, 6/15/2014	10,075,000	10,848,558
San Francisco, CA, Unified School District, General Obligation 5.00%, 6/15/2017	8,170,000	9,728,836
Southern California, State Public Power Authority Revenue 5.00%, 7/1/2016	725,000	843,226

		151,935,413

COLORADO — 1.0%
Colorado, State Department of Transportation Revenue 5.00%, 12/15/2016	10,000,000	11,808,400
Colorado, State Higher Education Capital Construction Lease Program, Certificates of Participation 5.00%, 11/1/2016	2,085,000	2,406,570
Denver, CO, City & County General Obligation 5.50%, 8/1/2016	1,900,000	2,255,737

		16,470,707

CONNECTICUT — 4.1%
Connecticut, State General Obligation:
Series D 3.00%, 11/1/2016	3,500,000	3,836,385
Series D 5.00%, 11/1/2013	1,000,000	1,050,760
Series A 5.00%, 1/1/2014	1,000,000	1,058,200
Series D 5.00%, 1/1/2014	450,000	476,190
Series F 5.00%, 12/1/2014	13,750,000	15,097,087
Series A 5.00%, 1/1/2015	12,750,000	14,040,937
5.00%, 3/15/2015	5,000,000	5,552,400
Series D 5.00%, 12/1/2016	500,000	589,820
Series A 5.00%, 4/1/2017	950,000	1,129,037
Connecticut, State Health & Educational Facility Authority Revenue Series A-4 5.00%, 7/1/2049 (b)	5,000,000	5,521,850
Connecticut, State Special Tax Obligation Revenue:
Series B 3.00%, 12/1/2013	300,000	309,417
Series A 5.00%, 12/1/2013	5,575,000	5,879,116

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Series A 5.00%, 12/1/2014	$3,750,000	$4,115,663
5.00%, 11/1/2015	500,000	567,645
Series 1 5.00%, 2/1/2016	3,100,000	3,546,493
Series A 5.00%, 11/1/2016	2,650,000	3,106,118
University of Connecticut, Revenue Series A 3.00%, 2/15/2014	415,000	429,982

		66,307,100

DELAWARE — 1.5%
Delaware, State General Obligation:
Series 2009C 2.00%, 10/1/2014	225,000	232,600
Series 2009A 5.00%, 1/1/2014	1,200,000	1,270,620
Series A 5.00%, 7/1/2015	4,000,000	4,508,720
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2017	15,500,000	18,516,610

		24,528,550

DISTRICT OF COLUMBIA — 0.3%
District of Columbia, Income Tax Revenue:
Series B 4.00%, 12/1/2013	2,000,000	2,085,700
Series A 5.00%, 12/1/2016	2,000,000	2,357,480

		4,443,180

FLORIDA — 4.8%
Florida, State Board of Education, General Obligation:
Series B 5.00%, 6/1/2014	500,000	538,300
Series C 5.00%, 6/1/2014	9,585,000	10,319,211
Series D 5.00%, 6/1/2017	8,210,000	9,776,140
Florida, State General Obligation Series B 5.00%, 7/1/2014	8,070,000	8,716,084
Florida, State Hurricane Catastrophe Fund Revenue:
Series A 5.00%, 7/1/2014	2,000,000	2,153,560
Series A 5.00%, 7/1/2016	5,690,000	6,531,153
Jacksonville, FL, Special Tax Revenue:
Series B 5.00%, 10/1/2013	7,705,000	8,048,489
5.00%, 10/1/2014	9,120,000	9,950,649
Series B 5.00%, 10/1/2015	7,705,000	8,675,291
Lakeland, FL, Energy Systems Revenue 5.00%, 10/1/2015 (a)	7,510,000	8,307,111
Miami-Dade County, FL, Water & Sewer Revenue:
4.00%, 10/1/2013	150,000	155,598
Series B 5.00%, 10/1/2014 (a)	3,250,000	3,547,375

		76,718,961

GEORGIA — 3.9%
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	2,430,000	2,845,068
Georgia, State Environmental Loan Acquisition Corp. Revenue 2.40%, 3/15/2016	60,000	60,101
Georgia, State General Obligation:
Series A 3.00%, 1/1/2014	200,000	206,752
Series B 4.00%, 1/1/2015	1,000,000	1,081,530
Series E-2 4.00%, 9/1/2016	4,400,000	4,999,368
Series F 5.00%, 12/1/2013	2,250,000	2,373,547
Series C 5.00%, 7/1/2014	5,000,000	5,408,550
Series G 5.00%, 11/1/2014	6,535,000	7,166,412
5.00%, 12/1/2014	500,000	550,125
Series D 5.00%, 5/1/2015	600,000	671,370
Series E 5.00%, 7/1/2016	2,990,000	3,493,337
Series I 5.00%, 11/1/2016	7,480,000	8,840,313
Series F 5.00%, 12/1/2016	4,790,000	5,676,533
Series A 5.00%, 7/1/2017	5,000,000	6,024,900
Georgia, State Road & Tollway Authority Revenue:
Series A 5.00%, 3/1/2014	500,000	532,770
Series A 5.00%, 3/1/2016	4,590,000	5,286,028
Series A 5.00%, 6/1/2016	2,000,000	2,318,180
Series A 5.00%, 6/1/2017	1,040,000	1,240,502
Gwinnett Country, GA, Water & Sewer Authority Revenue 5.00%, 8/1/2016	4,000,000	4,683,240

		63,458,626

HAWAII — 1.0%
Hawaii, State General Obligation:
2.25%, 11/1/2013	250,000	255,350
Series DT 4.00%, 11/1/2014	2,000,000	2,149,700
Series DK 5.00%, 5/1/2014	1,000,000	1,072,930
Series DY 5.00%, 2/1/2015	1,000,000	1,106,470
Series EA 5.00%, 12/1/2016	1,965,000	2,317,108
Honolulu, HI, City & County General Obligation:
Series A 2.75%, 4/1/2014	1,750,000	1,813,088
Series B 5.25%, 7/1/2014 (a)	3,875,000	4,205,615
5.25%, 7/1/2016 (a)	2,250,000	2,632,230

		15,552,491

ILLINOIS — 1.9%
Chicago, IL, Water Revenue 5.00%, 11/1/2014 (a)	1,500,000	1,634,115
Cook County, IL, General Obligation Series A 5.00%, 11/15/2016	1,755,000	2,030,483
Illinois, State Sales Tax Revenue:
Series B 3.00%, 6/15/2014	1,675,000	1,746,958
3.00%, 6/15/2016	2,000,000	2,157,800
5.00%, 6/15/2015	2,575,000	2,869,142
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue Series B 5.00%, 6/15/2017	10,000,000	11,840,400
Illinois, University of Chicago, Educational Facilities Authority Revenue Series B 1.88%, 7/1/2036 (b)	5,000,000	5,126,500
University of Illinois, Certificates of Participation Series B 5.00%, 10/1/2015 (a)	2,420,000	2,687,410

		30,092,808

INDIANA — 0.7%
Indiana, State Finance Authority Revenue Series A 5.00%, 2/1/2015	1,250,000	1,381,850
Indiana, State Finance Authority, Lease Revenue:
Series A-1 5.00%, 11/1/2014	5,000,000	5,442,700
Series A-1 5.00%, 11/1/2016	2,665,000	3,107,337

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Purdue University, Revenue Series Z-1 5.00%, 7/1/2014	$500,000	$540,215

		10,472,102

IOWA — 0.3%
Iowa, State Finance Authority Revenue 5.00%, 8/1/2016	1,000,000	1,167,900
Iowa, State General Obligation Series A 5.00%, 6/1/2017	2,585,000	3,082,044

		4,249,944

KENTUCKY — 0.8%
Kentucky, State Infrastructure Authority Revenue Series A 5.00%, 2/1/2017	2,035,000	2,428,488
Kentucky, State Property & Buildings Commission Revenue:
5.00%, 8/1/2014	225,000	242,325
Series A 5.00%, 11/1/2014	1,000,000	1,089,410
Series A 5.00%, 8/1/2016	4,690,000	5,429,144
Kentucky, State Turnpike Authority Revenue:
Series A 4.00%, 7/1/2017	1,150,000	1,314,622
5.00%, 7/1/2016	1,865,000	2,160,845

		12,664,834

LOUISIANA — 0.6%
Louisiana, Public Facilities Authority Revenue 4.00%, 6/1/2013 (a)	4,800,000	4,882,752
Louisiana, State General Obligation Series A 5.00%, 5/1/2014	5,000,000	5,364,650

		10,247,402

MARYLAND — 4.8%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2016	1,000,000	1,156,070
Baltimore County, MD, General Obligation:
5.00%, 2/1/2014	3,230,000	3,431,907
5.00%, 2/1/2016	2,000,000	2,302,380
Maryland, State Department of Transportation Revenue 5.00%, 2/15/2015	1,100,000	1,219,889
Maryland, State Department of Transportation, Revenue:
4.00%, 2/15/2014	2,500,000	2,625,700
5.00%, 5/1/2016	2,000,000	2,321,060
Maryland, State General Obligation:
Series A 3.00%, 3/1/2014	2,875,000	2,984,624
Series C 5.00%, 3/1/2016	2,240,000	2,583,795
Series B 5.00%, 8/1/2016	4,875,000	5,709,746
Series E 5.00%, 8/1/2016	14,500,000	16,982,835
Series C 5.00%, 11/1/2016	1,025,000	1,210,945
Series B 5.25%, 8/15/2014	200,000	218,414
Maryland, State Transportation Authority, Grant & Revenue Anticipation 5.25%, 3/1/2015	1,025,000	1,147,590
Montgomery County, MD, General Obligation:
Series A 5.00%, 7/1/2015	525,000	591,465
Series A 5.00%, 8/1/2015	16,250,000	18,364,450
Series A 5.00%, 7/1/2016	3,835,000	4,483,729
Series A 5.00%, 7/1/2016	5,000,000	5,864,150
Prince George’s County, MD, General Obligation Series B 5.00%, 9/15/2014	500,000	545,450
Washington, MD, Suburban Sanitation District, General Obligation 4.00%, 6/1/2016	2,700,000	3,042,387

		76,786,586

MASSACHUSETTS — 3.7%
Boston, MA, General Obligation Series A 5.00%, 4/1/2016	7,115,000	8,220,031
Boston, MA, Water & Sewer Commission, Water Revenue Series B 5.00%, 11/1/2014	4,545,000	4,980,138
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 7/1/2015	1,000,000	1,126,890
Series B 5.00%, 7/1/2017	940,000	1,122,943
Massachusetts, State General Obligation:
Series C 3.00%, 1/1/2014	4,125,000	4,263,229
Series C 4.00%, 12/1/2015	2,915,000	3,235,533
Series A 5.00%, 9/1/2014	1,500,000	1,633,035
Series C 5.00%, 1/1/2015	1,000,000	1,101,960
Series B 5.00%, 7/1/2016	1,000,000	1,164,690
Series A 5.00%, 8/1/2016	3,290,000	3,842,391
Series B 5.00%, 8/1/2016	10,000,000	11,679,000
Series A 5.00%, 3/1/2017	1,305,000	1,550,823
Massachusetts, State School Building Authority, Sales Tax Revenue Series A 5.00%, 8/15/2013 (a)	160,000	166,632
Massachusetts, State Special Obligation Revenue Series A 5.00%, 6/15/2015	2,100,000	2,357,334
Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2017	9,840,000	11,801,997
Massachusetts, State Water Pollution Abatement Trust 5.00%, 8/1/2016	1,000,000	1,169,980

		59,416,606

MICHIGAN — 1.1%
Michigan, State Finance Authority Revenue Series A 5.00%, 7/1/2017	10,000,000	12,003,100
University of Michigan, Revenue Series C 3.00%, 4/1/2014	5,920,000	6,150,939

		18,154,039

MINNESOTA — 2.4%
Minnesota, State General Obligation:
Series F 4.00%, 8/1/2015	600,000	661,386
Series F 4.00%, 8/1/2016	1,475,000	1,669,877
Series H 5.00%, 11/1/2013	1,000,000	1,051,310
Series A 5.00%, 6/1/2014	1,675,000	1,804,461

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Series D 5.00%, 8/1/2014	$2,825,000	$3,066,820
Series A 5.00%, 6/1/2015	1,685,000	1,892,356
Series D 5.00%, 8/1/2015	7,675,000	8,675,974
Series A 5.00%, 10/1/2015	645,000	733,642
Series A 5.00%, 8/1/2016	400,000	467,992
Series D 5.00%, 8/1/2016	1,000,000	1,169,980
Series E 5.00%, 8/1/2016	1,550,000	1,813,469
Series A 5.00%, 10/1/2016	5,000,000	5,882,200
Series A 5.00%, 6/1/2017	1,000,000	1,199,390
Northern Municipal Power Agency, Electric System Revenue Series A 5.00%, 1/1/2014 (a)	1,000,000	1,054,460
University of Minnesota, Revenue Series A 5.00%, 12/1/2015	7,000,000	8,003,310

		39,146,627

MISSOURI — 0.7%
Missouri, State Highways & Transportation Commission, State Road Revenue:
Series A 5.00%, 5/1/2014	7,350,000	7,892,136
Series A 5.00%, 5/1/2017	2,990,000	3,571,196

		11,463,332

NEBRASKA — 0.1%
Omaha, NE, Public Power District Electric Revenue Series A 5.00%, 2/1/2016	2,000,000	2,296,640

NEVADA — 0.4%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2016	2,685,000	3,078,702
Clark County, NV, Sales and Excise Tax Revenue Series B 3.00%, 7/1/2015	2,985,000	3,140,369
Las Vegas Valley, NV, Water District General Obligation Series A 5.00%, 2/1/2013	275,000	279,194

		6,498,265

NEW HAMPSHIRE — 0.1%
New Hampshire, State Municipal Bond Bank Series A 5.00%, 8/15/2017	1,265,000	1,510,739

NEW JERSEY — 1.4%
New Jersey, State General Obligation:
5.00%, 8/1/2014	13,000,000	14,105,390
Series A 5.00%, 6/15/2015	220,000	242,389
5.00%, 8/1/2015	2,445,000	2,753,535
Series Q 5.00%, 8/15/2016	4,850,000	5,646,176
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue Series A 5.00%, 12/1/2014	250,000	272,840

		23,020,330

NEW MEXICO — 1.4%
Albuquerque, NM, Municipal School District No. 12 Series A 3.00%, 8/1/2015	8,250,000	8,835,585
New Mexico, State Finance Authority Transportation Revenue:
Series A-1 5.00%, 12/15/2013	500,000	528,315
5.00%, 6/15/2017	2,000,000	2,391,800
New Mexico, State Severance Tax Revenue:
Series B 5.00%, 7/1/2014	8,230,000	8,897,947
Series A-2 5.00%, 7/1/2015	1,000,000	1,122,500

		21,776,147

NEW YORK — 17.0%
City of New York, NY:
Series B 4.00%, 8/1/2015	1,000,000	1,099,040
Series E 4.00%, 8/1/2015	450,000	494,568
Series A-1 5.00%, 8/1/2014	100,000	108,368
Series B 5.00%, 8/1/2014	115,000	124,623
5.00%, 6/1/2015	6,110,000	6,842,772
5.00%, 8/1/2015	3,000,000	3,381,300
Series B 5.00%, 8/1/2015	7,500,000	8,453,250
Series E 5.00%, 8/1/2015	3,250,000	3,663,075
Series I-1 5.00%, 8/1/2015	6,300,000	7,100,730
Series B 5.00%, 8/1/2016	5,000,000	5,818,850
Series F 5.00%, 8/1/2016	1,455,000	1,693,285
Series A-1 5.00%, 8/15/2016	2,470,000	2,878,563
Series H-1 5.00%, 3/1/2017	3,910,000	4,611,024
Series E 5.00%, 8/1/2017	2,950,000	3,520,117
Series E 5.00%, 8/1/2017	2,050,000	2,446,183
Series G 5.00%, 8/1/2017	2,320,000	2,768,363
New York, Metropolitan Transportation Authority Revenue Series A 5.00%, 11/15/2015	6,525,000	7,405,810
New York, NY, City Transitional Finance Authority Revenue:
3.00%, 11/1/2013	4,500,000	4,633,605
5.00%, 11/1/2014	4,605,000	5,052,974
Series B 5.00%, 11/1/2014	6,735,000	7,390,181
Series C 5.00%, 11/1/2015	9,865,000	11,215,913
Series E 5.00%, 11/1/2015	5,000,000	5,684,700
Series A 5.00%, 11/1/2016	1,500,000	1,766,790
Series E 5.00%, 11/1/2017	500,000	605,675
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2015	680,000	775,139
5.00%, 11/1/2015	5,125,000	5,826,817
Series C 5.00%, 11/1/2016	925,000	1,089,521
Series B 5.00%, 11/1/2017	15,000,000	18,103,800
New York, NY, General Obligation:
Series C 4.00%, 8/1/2014	4,000,000	4,261,960
Series C 5.00%, 8/1/2017	425,000	507,136
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	2,375,000	2,785,614
New York, State Dormitory Authority:
4.00%, 5/15/2015	700,000	761,698
5.00%, 3/15/2013	210,000	214,570
5.00%, 10/1/2013 (a)	2,500,000	2,611,725
5.00%, 2/15/2014	1,000,000	1,064,050
5.00%, 3/15/2014	320,000	341,744
Series E 5.00%, 2/15/2015	250,000	276,810
Series A 5.00%, 2/15/2016	5,025,000	5,766,238

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Series A 5.00%, 4/1/2016	$3,190,000	$3,668,659
5.00%, 6/15/2016	1,300,000	1,510,548
Series A 5.00%, 12/15/2016	1,265,000	1,491,460
New York, State Dormitory Authority, State Personal Income Tax Revenue Series C 5.00%, 3/15/2017	370,000	439,408
New York, State Environmental Facilities Revenue:
Series A 3.50%, 12/15/2013	2,500,000	2,591,750
4.00%, 8/15/2015	1,400,000	1,545,194
Series A 5.00%, 12/15/2013	2,200,000	2,320,186
Series A 5.00%, 6/15/2015	825,000	927,993
5.00%, 6/15/2016	3,690,000	4,302,392
Series A 5.00%, 8/15/2016	1,595,000	1,872,195
Series A 5.00%, 12/15/2016	765,000	901,950
Series A 5.00%, 6/15/2017	8,000,000	9,587,680
New York, State General Obligation:
Series C 3.00%, 2/1/2014	15,000,000	15,538,350
Series A 3.00%, 3/1/2015	13,245,000	14,086,985
New York, State Local Government Assistance Corp. Revenue Series A 5.00%, 4/1/2015	3,200,000	3,567,552
New York, State Thruway Authority Personal Income Tax Revenue:
Series A 3.50%, 3/15/2014	2,330,000	2,438,135
Series A 5.00%, 3/15/2017	6,440,000	7,648,080
New York, State Urban Development Corp. Revenue:
5.00%, 12/15/2013	1,400,000	1,479,632
5.00%, 1/1/2014	4,275,000	4,519,402
Series A 5.00%, 1/1/2014	2,780,000	2,938,933
Series A 5.00%, 3/15/2014	655,000	699,704
Series A-1 5.00%, 1/1/2015	7,390,000	8,145,258
Series A-2 5.00%, 1/1/2015	2,610,000	2,876,742
Series C 5.00%, 12/15/2015	390,000	445,509
Series B 5.00%, 1/1/2016	10,000,000	11,376,900
Series D 5.00%, 1/1/2016	2,075,000	2,360,707
Series A 5.00%, 3/15/2016	11,100,000	12,777,543
Series D 5.25%, 1/1/2017	2,340,000	2,765,061
New York, Triborough Bridge & Tunnel Authority Revenue Series B 5.00%, 11/15/2017	3,350,000	4,048,374
Suffolk County, NY, General Obligation Series C 4.00%, 10/15/2013	500,000	517,750
Westchester County, NY, General Obligation:
Series A 2.00%, 10/15/2013	1,245,000	1,267,995
5.00%, 11/1/2016	600,000	708,582

		274,513,190

NORTH CAROLINA — 3.9%
Charlotte, NC, Certificates of Participation 5.00%, 6/1/2014	5,455,000	5,866,198
Charlotte, NC, General Obligation 5.00%, 8/1/2015	550,000	620,901
Guilford County, NC, General Obligation:
Series A 4.00%, 2/1/2014	6,005,000	6,302,488
Series A 5.00%, 3/1/2017	9,220,000	10,992,268
Mecklenburg County, NC, General Obligation:
Series A 3.00%, 8/1/2014	1,970,000	2,067,613
Series C 5.00%, 12/1/2016	4,000,000	4,740,320
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 3/1/2017	1,600,000	1,902,160
North Carolina, State Annual Appropriation Series A 5.00%, 5/1/2016	1,190,000	1,372,772
North Carolina, State Capital Improvement Obligation Series A 4.50%, 5/1/2014	1,745,000	1,857,116
North Carolina, State Capital Improvement Revenue Series A 5.00%, 5/1/2016	6,000,000	6,921,540
North Carolina, State General Obligation:
Series B 5.00%, 6/1/2015	1,125,000	1,263,757
Series A 5.00%, 3/1/2016	5,500,000	6,346,120
Series A 5.00%, 5/1/2016	4,745,000	5,473,785
North Carolina, State Grant & Revenue Anticipation:
4.00%, 3/1/2016	1,030,000	1,147,698
5.00%, 3/1/2014 (a)	1,050,000	1,116,969
Wake County, NC, General Obligation:
Series D 4.00%, 2/1/2016	705,000	789,812
5.00%, 3/1/2016	3,100,000	3,586,049

		62,367,566

OHIO — 2.9%
Ohio, State Building Authority Revenue:
Series C 4.00%, 10/1/2015	3,145,000	3,451,040
Series C 4.00%, 10/1/2016	3,000,000	3,375,390
Series B 5.00%, 10/1/2017	2,150,000	2,571,421
Ohio, State General Obligation:
Series C 5.00%, 9/15/2015	10,000,000	11,319,200
5.00%, 7/1/2016	3,225,000	3,761,350
Series A 5.00%, 9/15/2016	1,000,000	1,171,930
Series B 5.00%, 9/15/2016	1,080,000	1,265,684
Series C 5.00%, 9/15/2016	2,000,000	2,343,860
Ohio, State Infrastructure Project Revenue:
5.00%, 6/15/2015	475,000	530,071
Series 3 5.00%, 12/15/2016	12,930,000	15,133,272
Series 2008-1 6.00%, 6/15/2017	1,445,000	1,774,388
Ohio, State Water Development Authority Revenue 5.00%, 12/1/2015	715,000	816,509

		47,514,115

OKLAHOMA — 0.8%
Oklahoma, Capital Improvement Authority, State Highway Capital Improvement Revenue Series A 4.00%, 7/1/2017	1,010,000	1,156,612
Oklahoma, Grand River Dam Authority Revenue Series A 4.00%, 6/1/2016	880,000	981,059

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Oklahoma, State Turnpike Authority Series A 5.00%, 1/1/2017	$5,000,000	$5,881,450
Tulsa County, OK, Industrial Authority, Educational Facilities Lease Revenue 4.00%, 9/1/2013	5,410,000	5,583,931

		13,603,052

OREGON — 0.9%
Oregon, State Department of Transportation, Highway User Tax Revenue Series A 5.00%, 11/15/2017	1,405,000	1,704,181
Oregon, State General Obligation Series J 5.00%, 5/1/2016	1,000,000	1,161,300
Portland, OR, Sewer System Revenue Series A 5.00%, 3/1/2015	8,690,000	9,628,259
Salem-Keizer, OR, School District No. 24J, General Obligation Series A 4.00%, 6/15/2015	1,250,000	1,361,187

		13,854,927

PENNSYLVANIA — 4.4%
Pennsylvania, Economic Development Financing Authority Revenue Series A 5.00%, 6/15/2014	9,175,000	9,645,127
Pennsylvania, Intergovernmental Cooperative Authority, Special Tax Revenue:
5.00%, 6/15/2014	2,000,000	2,157,120
5.00%, 6/15/2015	5,000,000	5,586,850
Pennsylvania, State General Obligation:
5.00%, 3/15/2014	8,920,000	9,519,335
Series A 5.00%, 2/15/2015	1,000,000	1,107,240
5.00%, 7/1/2016	1,700,000	1,977,916
Series A 5.00%, 5/1/2017	2,000,000	2,381,800
5.00%, 7/1/2017	25,000,000	29,917,000
Pennsylvania, State Higher Educational Facilities Authority Revenue 5.00%, 6/15/2015	7,110,000	7,934,333

		70,226,721

RHODE ISLAND — 0.3%
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series A 5.00%, 10/1/2014	4,995,000	5,423,821

SOUTH CAROLINA — 1.8%
South Carolina, State General Obligation:
Series A 4.00%, 6/1/2015	15,000,000	16,432,050
5.00%, 3/1/2015	1,050,000	1,166,319
5.00%, 3/1/2016	5,000,000	5,765,550
South Carolina, State Public Service Authority Revenue:
Series E 5.00%, 1/1/2014	1,200,000	1,269,528
Series B 5.00%, 12/1/2016	3,500,000	4,111,380

		28,744,827

TENNESSEE — 2.0%
Memphis, TN, Electric System Revenue:
5.00%, 12/1/2014	3,500,000	3,838,100
5.00%, 12/1/2017	1,200,000	1,451,604
Murfreesboro, TN, General Obligation 5.00%, 6/1/2014	1,605,000	1,729,612
Nashville & Davidson County, Health & Educational Facilities Board Revenue 5.00%, 10/1/2014	1,000,000	1,092,760
Sevierville, TN, Public Building Authority Revenue 5.00%, 6/1/2014	1,000,000	1,076,250
Shelby County, TN, General Obligation Series A 5.00%, 4/1/2017	5,360,000	6,357,067
Tennessee, Metropolitan Government of Nashville & Davidson County 5.00%, 7/1/2016	2,800,000	3,257,744
Tennessee, Metropolitan Government of Nashville & Davidson County, General Obligation Series D 5.00%, 7/1/2017	5,700,000	6,824,040
Tennessee, State General Obligation:
Series A 4.00%, 5/1/2013	150,000	153,308
Series A 5.00%, 10/1/2013	500,000	523,780
Tennessee, State School Bond Authority:
3.00%, 5/1/2014	1,950,000	2,031,237
4.00%, 5/1/2015	2,000,000	2,182,840
5.00%, 5/1/2013 (a)	60,000	61,658
Series C 5.00%, 5/1/2017	1,050,000	1,235,924

		31,815,924

TEXAS — 5.8%
Dallas County, TX, Community College District, General Obligation 5.00%, 2/15/2014	1,340,000	1,424,876
Dallas, TX, Independent School District, General Obligation 4.00%, 2/15/2016 (a)	2,000,000	2,232,680
Frisco, TX, Refunding Improvement, General Obligation 5.00%, 2/15/2016	4,000,000	4,595,800
Houston, TX, General Obligation:
Series A 4.00%, 3/1/2017	4,000,000	4,570,480
Series A 5.00%, 3/1/2016	5,000,000	5,749,000
Series A 5.00%, 3/1/2017	1,565,000	1,856,043
Houston, TX, Utilities System Revenue:
Series C 5.00%, 11/15/2013	1,905,000	2,005,622
Series C 5.00%, 11/15/2015	4,685,000	5,331,436
Series E 5.00%, 11/15/2016	13,775,000	16,192,788
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2013 (a)	180,000	183,157
Northside, TX, Tollway Authority Revenue Series A 5.00%, 9/1/2016	1,100,000	1,267,882
San Antonio, TX, Electric and Gas:
Series A 5.00%, 2/1/2014	200,000	212,336

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Series D 5.00%, 2/1/2017	$2,755,000	$3,253,931
Texas A&M, State University Revenue:
Series D 4.00%, 5/15/2016	750,000	841,095
Series B 5.00%, 5/15/2016	1,000,000	1,157,180
Texas Tech, State University Revenue:
Series A 3.00%, 8/15/2016	1,000,000	1,092,400
5.00%, 2/15/2017	2,695,000	3,187,403
Texas, State General Obligation:
5.00%, 10/1/2015	3,495,000	3,968,572
Series A 5.00%, 10/1/2015	8,000,000	9,084,000
5.00%, 10/1/2016	4,000,000	4,700,560
Series A 5.00%, 10/1/2016	2,110,000	2,479,545
5.00%, 4/1/2017	1,125,000	1,340,314
Series A 5.00%, 10/1/2017	1,550,000	1,874,028
Series B 5.00%, 10/1/2017	3,535,000	4,273,992
Texas, State Public Finance Authority:
Series A 5.00%, 7/1/2014	1,000,000	1,081,160
Series A 5.00%, 1/1/2017	1,100,000	1,251,459
Series A 5.00%, 7/1/2017	2,855,000	3,248,105
Texas, State University Revenue:
5.00%, 3/15/2015	500,000	554,850
5.00%, 3/15/2016	1,000,000	1,151,130
University of Texas, Revenue Series A 5.00%, 8/15/2015	3,100,000	3,502,225

		93,664,049

UTAH — 0.9%
Utah, State General Obligation:
Series A 4.00%, 7/1/2017	380,000	440,150
Series A 5.00%, 7/1/2015	6,800,000	7,662,852
Series C 5.00%, 7/1/2015	800,000	901,512
Series A 5.00%, 7/1/2016	5,050,000	5,898,097

		14,902,611

VIRGINIA — 1.9%
Richmond, VA, General Obligation Series C 5.00%, 7/15/2016	2,000,000	2,321,340
Virginia, State College Building Authority, Educational Facilities Revenue 5.00%, 2/1/2017	1,000,000	1,180,170
Virginia, State Public Building Authority, Building Revenue:
Series B 5.00%, 8/1/2014	1,500,000	1,627,245
Series B 5.00%, 8/1/2016	5,600,000	6,521,704
Virginia, State Transportation Board Revenue:
Series A 5.00%, 9/15/2015	500,000	565,175
5.00%, 5/15/2016	16,170,000	18,717,907

		30,933,541

WASHINGTON — 4.6%
Central Puget Sound, WA, Regional Transit Authority Series P-1 5.00%, 2/1/2017	4,500,000	5,306,535
Energy Northwest Washington, Electricity Revenue:
Series A 4.00%, 7/1/2014	1,375,000	1,461,955
Series A 5.00%, 7/1/2014	1,485,000	1,604,706
Series D 5.00%, 7/1/2014	850,000	918,518
5.00%, 7/1/2015	500,000	561,980
Series A 5.00%, 7/1/2017	4,500,000	5,387,400
Series A 5.25%, 7/1/2016	1,960,000	2,298,531
King County, WA, School District No. 1 Series B 5.00%, 1/1/2016	4,500,000	5,135,220
Seattle, WA, Municipal Light & Power Revenue Series B 5.00%, 2/1/2015	7,540,000	8,327,930
Seattle, WA, Water System Revenue 5.00%, 9/1/2017	845,000	1,016,476
Snohomish County, WA, Public Utility Revenue:
4.00%, 12/1/2013	3,625,000	3,778,591
5.00%, 12/1/2016	425,000	498,861
Snohomish County, WA, School District No. 15 4.00%, 12/1/2017	2,400,000	2,770,416
Washington, State General Obligation:
Series R 5.00%, 1/1/2015	10,500,000	11,575,620
Series A 5.00%, 8/1/2015	4,110,000	4,637,313
5.00%, 7/1/2016	1,240,000	1,444,216
5.00%, 7/1/2017	15,000,000	17,958,000

		74,682,268

WISCONSIN — 2.6%
Milwaukee, WI, General Obligation:
5.00%, 2/1/2015	8,825,000	9,740,682
Series N3 5.00%, 5/15/2016	2,590,000	2,995,076
Series N2 5.00%, 5/1/2017	10,000,000	11,869,300
Wisconsin, State General Obligation:
4.00%, 11/1/2016	1,950,000	2,218,359
Series A 5.00%, 5/1/2015	3,380,000	3,774,615
Series C 5.00%, 5/1/2015	10,000,000	11,167,500
Series C 5.00%, 5/1/2017	470,000	557,857

		42,323,389

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,576,140,087)		1,608,339,214

	Shares
SHORT TERM INVESTMENT — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $503,205)	503,205	503,205

TOTAL INVESTMENTS — 99.7% (g)
(Cost $1,576,643,292)		1,608,842,419
OTHER ASSETS & LIABILITIES — 0.3%		4,094,151

NET ASSETS — 100.0%		$1,612,936,570

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	2.71%
	Ambac Financial Group	0.30%
	Assured Guaranty Corp.	0.17%
	Permanent School Fund Guaranteed	0.15%
	National Public Finance Guarantee Corp.	0.07%

(b)	Variable rate security. Rate shown is rate in effect at September 30, 2012. Maturity date disclosed is the ultimate maturity.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 90.8%
CALIFORNIA — 7.9%
California, Statewide Communities Development Authority Revenue 0.36%, 7/1/2036 (a)	$200,000	$200,000
East Bay, CA, Municipal Utility District 0.17%, 6/1/2038 (a)	100,000	100,000
Riverside, CA, Electric Revenue Series C 0.17%, 10/1/2035 (a)	150,000	150,000
Sacramento, CA, Transportation Authority 0.18%, 10/1/2038 (a)	500,000	500,000

		950,000

COLORADO — 8.3%
Broomfield, CO, Urban Renewal Authority, Tax Revenue 0.85%, 12/1/2030 (a)	400,000	400,000
Colorado, Educational & Cultural Facilities Authority 0.18%, 7/1/2033 (a)	100,000	100,000
Denver, CO, City & County Airport Revenue Series C 0.18%, 11/15/2022 (a)	500,000	500,000

		1,000,000

CONNECTICUT — 5.8%
Connecticut, State Health & Educational Facility Authority Revenue Series M 0.50%, 7/1/2024 (a)	200,000	200,000
Connecticut, State Housing Finance Authority Revenue Series E 0.21%, 5/15/2036 (a)	500,000	500,000

		700,000

ILLINOIS — 6.7%
Illinois, State Finance Authority Revenue:
0.27%, 11/15/2037 (a)(b)	500,000	500,000
0.30%, 12/1/2022 (a)(b)	300,000	300,000

		800,000

MASSACHUSETTS — 4.2%
Massachusetts, State Water Resources Authority Revenue Series B 0.22%, 8/1/2031 (a)	500,000	500,000

NEBRASKA — 0.9%
Nebraska, Central Plains Energy Project Revenue 0.19%, 8/1/2039 (a)	100,000	100,000

NEW MEXICO — 0.8%
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue 0.19%, 11/1/2039 (a)	100,000	100,000

NEW YORK — 21.6%
New York, NY, City Municipal Water Finance Authority Revenue:
Series B-4 0.17%, 6/15/2023 (a)	100,000	100,000
Series F-2 0.18%, 6/15/2033 (a)	400,000	400,000
New York, NY, City Transitional Finance Authority Revenue Series 3 0.40%, 11/1/2022 (a)	500,000	500,000
New York, NY, Metropolitan Transportation Authority Revenue 0.18%, 11/1/2035 (a)	100,000	100,000
New York, NY, Triborough Bridge & Tunnel Authority Revenue Series B-3 0.23%, 1/1/2032 (a)	390,000	390,000
New York, State Dormitory Authority 0.19%, 7/1/2037 (a)	200,000	200,000
New York, State Housing Finance Agency:
Series A 0.23%, 11/1/2037 (a)	500,000	500,000
0.48%, 11/1/2041 (a)	400,000	400,000

		2,590,000

NORTH CAROLINA — 9.8%
New Hanover, NC, Hospital Revenue 0.30%, 10/1/2026 (a)(b)	580,000	580,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue 0.20%, 12/1/2028 (a)	100,000	100,000
Person County, NC, Industrial Facilities & Pollution Control Financing Authority Revenue 0.40%, 11/1/2035 (a)	500,000	500,000

		1,180,000

OHIO — 3.2%
Ohio State University, Revenue 1.50%, 12/1/2026 (a)(b)	380,000	380,000

PENNSYLVANIA — 5.8%
Pennsylvania, Delaware Valley Regional Financing Authority Revenue Series B 0.40%, 6/1/2042 (a)	200,000	200,000
Pittsburgh, PA, Water & Sewer Authority 0.30%, 9/1/2033 (a)(b)	500,000	500,000

		700,000

RHODE ISLAND — 0.1%
Rhode Island, Health & Educational Building Corp., Revenue 0.26%, 10/1/2033 (a)	15,000	15,000

TENNESSEE — 9.1%
Clarksville, TN, Public Building Authority Revenue:
0.28%, 6/1/2024 (a)	100,000	100,000
0.28%, 6/1/2029 (a)	100,000	100,000
Montgomery County, TN, Public Building Authority Revenue 0.26%, 9/1/2029 (a)	500,000	500,000
Nashville & Davidson County, TN, Industrial Development Board Revenue 0.19%, 12/1/2031 (a)	187,000	187,000
Sevier County, TN, Public Building Authority 0.26%, 6/1/2020 (a)	200,000	200,000

		1,087,000

TEXAS — 5.8%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue Series C 0.17%, 6/1/2024 (a)	400,000	400,000

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue 0.21%, 7/1/2047 (a)	$300,000	$300,000

		700,000

WISCONSIN — 0.8%
Wisconsin, State Health & Educational Facilities Authority Revenue 0.30%, 3/15/2036 (a)(b)	100,000	100,000

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $10,902,000)		10,902,000

	Shares
SHORT TERM INVESTMENT — 9.2%
MONEY MARKET FUND — 9.2%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $1,101,841)	1,101,841	1,101,841

TOTAL INVESTMENTS (f) — 100.0%
(Cost $12,003,841)		12,003,841
OTHER ASSETS & LIABILITIES — 0.0% (g)		1,849

NET ASSETS — 100.0%		$12,005,690

(a)	Variable rate security. Rate shown is rate in effect at September 30, 2012. Maturity date disclosed is the ultimate maturity.
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	19.66%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Amount shown represents less than 0.05% of net assets.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 0.7%
Jefferson County, AL, School Warrant Revenue Series A 5.00%, 1/1/2024	$1,000,000	$980,120

ALASKA — 0.3%
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds Series A 5.00%, 6/1/2032	500,000	432,545

ARIZONA — 3.7%
Arizona, AZ, Health Facilities Authority, Hospital Revenue Series A 5.00%, 2/1/2042	1,000,000	1,048,620
Downtown Phoenix, AZ, Hotel Corp. Revenue Series A 5.25%, 7/1/2023	1,000,000	1,037,150
Phoenix, AZ, Industrial Development Authority Education Revenue:
7.50%, 7/1/2042	500,000	522,415
Series A 7.50%, 7/1/2042	1,000,000	1,050,100
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A 9.75%, 5/1/2025	1,000,000	1,056,690
Salt Verde, AZ, Financial Corp. Senior Gas Revenue 5.00%, 12/1/2037	530,000	582,359

		5,297,334

CALIFORNIA — 18.8%
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue 5.45%, 6/1/2028	990,000	916,601
California, General Obligation 4.50%, 8/1/2030	485,000	523,208
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1 5.00%, 6/1/2033	2,000,000	1,631,900
Series A 5.00%, 6/1/2045	1,000,000	1,018,720
Series A-1 5.13%, 6/1/2047	1,350,000	1,037,772
Series A-1 5.75%, 6/1/2047	3,050,000	2,596,709
California, Health Facilities Financing Authority Revenue:
Series A 5.00%, 11/15/2034	500,000	537,835
Series A 5.00%, 4/1/2037 (a)	1,000,000	1,043,810
California, State Municipal Finance Authority, Mobile Home Park Revenue Series A 5.50%, 8/15/2047	435,000	459,060
California, Statewide Communities Development Authority Revenue:
5.00%, 8/15/2047	330,000	337,517
Series A 5.13%, 7/15/2031	500,000	514,345
Series A 5.25%, 7/1/2030	510,000	533,792
Series A 6.00%, 10/1/2047	2,000,000	2,062,200
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	102,274
Daly City, CA, Housing Development Finance Agency, Mobile Home Park Revenue Series A 5.00%, 12/15/2047	490,000	498,972
Hesperia, CA, Public Financing Authority, Tax Allocation:
Series A 5.50%, 9/1/2022	1,000,000	993,920
Series A 5.50%, 9/1/2032	405,000	382,069
Independent Cities, CA, Finance Authority, Mobile Home Park Revenue Series A 5.00%, 5/15/2039	250,000	259,670
March, CA, Joint Powers Redevelopment Agency, Tax Allocation Series B 7.50%, 8/1/2041	1,000,000	1,173,670
Oakley, CA, Public Finance Authority Revenue, Special Assessment 5.30%, 9/2/2034	170,000	177,929
Pittsburg, CA, Redevelopment Agency, Tax Allocation 6.50%, 9/1/2028	1,000,000	1,081,550
Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A 5.00%, 7/1/2027	1,000,000	1,037,390
Riverside County, CA, Redevelopment Agency, Tax Allocation Series A 6.00%, 10/1/2039	315,000	344,043
San Benito, CA, Health Care District Revenue 5.40%, 10/1/2020	1,000,000	1,000,600
Temecula, CA, Public Financing Authority, Special Tax Revenue:
5.00%, 9/1/2030	500,000	527,190
5.00%, 9/1/2034	1,000,000	1,038,820
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A1 5.50%, 6/1/2045	1,605,000	1,292,747
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A1 5.00%, 6/1/2037	1,000,000	799,540
Series A1 5.13%, 6/1/2046	690,000	548,032
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	1,003,510
Vernon, CA, Electric System Revenue Series A 5.13%, 8/1/2021	1,000,000	1,114,800
West Contra Costa, CA, Healthcare District, Certificates of Participation 5.75%, 7/1/2037	375,000	417,203

		27,007,398

COLORADO — 6.1%
Colorado, Health Facilities Authority Revenue:
Series A 5.90%, 8/1/2037	1,000,000	1,007,260
Series A 7.75%, 8/1/2039	485,000	539,466
Denver, CO, City & County Special Facilities, Airport Revenue Series A 5.25%, 10/1/2032	1,000,000	1,009,850

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Great Western, CO, Metropolitan District, General Obligation Series A1 9.00%, 8/1/2039	$1,000,000	$1,045,850
Harvest Junction, CO, Metropolitan District, General Obligation 5.00%, 12/1/2030	770,000	790,343
Metropolitan District, CO, Compark Business Campus, General Obligation:
Series A 5.75%, 12/1/2027	1,000,000	1,004,340
Series A 6.75%, 12/1/2039	1,000,000	1,024,260
Prairie Center, CO, Metropolitan District No. 3, General Obligation Series A 5.40%, 12/15/2031	1,000,000	996,360
Public Authority for Colorado, State Natural Gas Purchase Revenue 6.50%, 11/15/2038	1,035,000	1,320,960

		8,738,689

CONNECTICUT — 1.1%
Harbor Point, CT, Special Obligation Revenue Series A 7.88%, 4/1/2039	1,000,000	1,142,500
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (b)	500,000	501,290

		1,643,790

FLORIDA — 8.0%
Alachua County, FL, Health Facilities Authority Revenue 7.38%, 11/15/2019	300,000	304,992
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	1,000,000	1,011,900
Escambia County, FL, Health Facilities Authority Revenue Series A 5.75%, 8/15/2029	1,000,000	1,128,770
Florida Development Finance Corp., Educational Facilities Revenue Series A 7.50%, 6/15/2033	500,000	580,845
Fort Pierce, FL, Redevelopment Agency Revenue, Tax Allocation 5.00%, 5/1/2031	1,000,000	1,042,290
Hillsborough County, FL, Industrial Development Authority, Hospital Revenue 5.25%, 10/1/2026	1,000,000	1,073,040
Lakeland, FL, Educational Facilities Revenue Series A 5.00%, 9/1/2037	170,000	181,937
Lakes by the Bay Community Development District, FL, Special Assessment 5.75%, 11/1/2042	500,000	510,370
Lee County, FL, Industrial Development Authority, Revenue Series A 5.38%, 6/15/2037	1,000,000	1,000,120
Madison County, FL, Revenue Series A 6.00%, 7/1/2025	720,000	703,447
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.13%, 8/1/2022	1,000,000	1,024,400
Pinellas County, FL, Educational Facilities Authority Revenue 5.25%, 10/1/2030	1,000,000	1,094,490
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	502,925
Seven Oaks, FL, Community Development District, Special Assessment Series A-2 6.50%, 5/1/2033	750,000	800,378
Tolomato, FL, Community Development District, Special Assessment:
Series A-2 Zero Coupon, 5/1/2039 (c)	65,000	46,640
Series A-3 Zero Coupon, 5/1/2040 (c)	195,000	112,326
Series A-4 Zero Coupon, 5/1/2040 (c)	85,000	36,017
Series 1 6.65%, 5/1/2040	15,000	7,991
Series 2 6.65%, 5/1/2040	470,000	212,464
Series 3 6.65%, 5/1/2040 (d)	120,000	1
Series A-1 6.65%, 5/1/2040	200,000	195,162

		11,570,505

GEORGIA — 0.7%
Georgia Local Government, Certificates of Participation Series A 4.75%, 6/1/2028 (a)	1,000,000	1,033,540

GUAM — 1.5%
Guam, Government General Obligation Series A 6.75%, 11/15/2029	1,000,000	1,124,010
Guam, Government Waterworks Authority, Water & Wastewater System Revenue 5.63%, 7/1/2040	1,000,000	1,054,160

		2,178,170

HAWAII — 1.1%
Hawaii, Pacific Health Special Purpose Revenue Series B 5.75%, 7/1/2040	1,000,000	1,121,340
Hawaii, State Department of Budget & Finance, Special Purpose Revenue Series A 4.65%, 3/1/2037	480,000	493,310

		1,614,650

ILLINOIS — 4.1%
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,038,810
Illinois, State Finance Authority Revenue:
6.13%, 5/15/2027	1,000,000	1,109,790
7.13%, 2/1/2034	1,000,000	1,095,990
7.13%, 2/15/2039	1,100,000	1,208,020
Illinois, State Finance Authority, Student Housing Revenue Series A 5.00%, 6/1/2024	500,000	429,985

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Railsplitter, IL, Tobacco Settlement Authority Revenue 5.50%, 6/1/2023	$500,000	$586,115
Southwestern Illinois Development Authority Revenue 5.75%, 8/1/2042	500,000	494,330

		5,963,040

INDIANA — 2.6%
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,000,000	1,115,690
6.00%, 12/1/2026	500,000	522,435
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	1,000,000	1,059,550
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (b)	1,000,000	1,030,580

		3,728,255

IOWA — 2.1%
Iowa Finance Authority, Midwestern Disaster Area Revenue 4.75%, 8/1/2042	1,950,000	1,975,915
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C 5.50%, 6/1/2042	1,240,000	1,107,407

		3,083,322

KANSAS — 2.2%
Burlington, KS, Environment Improvement Revenue 4.65%, 9/1/2035 (c)	1,000,000	1,039,480
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	1,000,000	1,042,010
Overland Park, KS, Development Corp., Revenue 5.25%, 1/1/2032 (a)	1,000,000	1,018,610

		3,100,100

LOUISIANA — 1.6%
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,000,000	1,167,510
Louisiana, State Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	500,000	563,490
New Orleans, LA, General Obligation 5.00%, 12/1/2033	500,000	558,720

		2,289,720

MAINE — 0.4%
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	525,163

MARYLAND — 0.3%
Maryland, State Economic Development Corp., Student Housing Revenue 5.00%, 6/1/2030	350,000	379,001

MASSACHUSETTS — 0.7%
Massachusetts, Port Authority Facilities Revenue:
Series A 5.00%, 1/1/2027 (a)	835,000	812,530
Series A 5.50%, 1/1/2016 (a)	250,000	250,170

		1,062,700

MICHIGAN — 3.4%
Conner Creek Academy, MI, Public School Revenue 5.00%, 11/1/2026	1,000,000	876,290
Detroit, MI, Water and Sewerage Department System Revenue Series A 5.25%, 7/1/2039	960,000	1,027,257
Kent County, MI, Hospital Finance Authority Revenue Series A 5.25%, 7/1/2030	740,000	765,841
Michigan Finance Authority Ltd., Miscellaneous Revenue 8.13%, 4/1/2041	500,000	585,450
Michigan, State Public Power Agency Revenue Series A 5.00%, 1/1/2043	1,000,000	1,065,520
Michigan, State Tobacco Settlement Finance Authority Revenue Series A 6.88%, 6/1/2042	500,000	502,820

		4,823,178

MINNESOTA — 0.9%
St. Paul, MN, Housing & Redevelopment Authority, Lease Revenue Series A 6.63%, 12/1/2023	875,000	909,904
Tobacco Securitization Authority, MN, Tobacco Settlement Revenue Series B 5.25%, 3/1/2031	375,000	423,112

		1,333,016

MISSOURI — 0.5%
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	265,000	262,861
6.00%, 5/1/2042	435,000	433,182

		696,043

NEBRASKA — 0.7%
Central Plains Energy Project, NE, Natural Gas Revenue:
5.00%, 9/1/2042	500,000	533,895
5.00%, 9/1/2042	500,000	524,310

		1,058,205

NEVADA — 0.9%
Las Vegas, NV, Local Improvement, Special Assessment 6.25%, 6/1/2024	200,000	205,508
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A 6.75%, 6/15/2028 (b)	1,000,000	1,028,420

		1,233,928

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

NEW JERSEY — 5.7%
Bayonne, NJ, Redevelopment Agency Revenue Series A 5.38%, 11/1/2035	$535,000	$535,926
New Jersey, Economic Development Authority, Revenue:
5.00%, 6/1/2032	1,000,000	1,160,450
5.25%, 9/15/2029	1,050,000	1,069,488
7.10%, 11/1/2031	1,000,000	490,080
New Jersey, Educational Facilities Authority, Revenue Series B 4.00%, 7/1/2023	500,000	562,965
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A 4.63%, 6/1/2026	985,000	913,134
Series 1A 4.75%, 6/1/2034	1,000,000	821,090
Series 1A 5.00%, 6/1/2029	1,020,000	946,315
Series 1A 5.00%, 6/1/2041	1,990,000	1,653,093

		8,152,541

NEW MEXICO — 0.3%
Mariposa, NM, Public Improvement District, General Obligation 6.00%, 9/1/2032	500,000	402,290

NEW YORK — 4.6%
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	1,000,000	1,126,950
Hudson, NY, Yards Infrastructure Corp., Revenue Series A 5.75%, 2/15/2047	500,000	590,410
New York, NY, Industrial Development Agency Revenue:
4.00%, 1/1/2015 (a)	100,000	103,471
5.00%, 1/1/2031 (a)	1,000,000	1,024,560
5.00%, 9/1/2035	1,000,000	1,019,510
5.75%, 10/1/2037	1,000,000	534,620
Series A 8.50%, 8/1/2028 (d)	500,000	509,700
Syracuse, NY, Industrial Development Agency Revenue Series A 5.00%, 1/1/2036	1,000,000	1,025,340
TSASC, Inc., NY, Revenue Series 1 5.13%, 6/1/2042	1,000,000	755,340

		6,689,901

OHIO — 5.7%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-3 Zero Coupon, 6/1/2037 (c)	1,000,000	848,390
Series A-2 5.13%, 6/1/2024	1,150,000	969,220
Series A-2 5.38%, 6/1/2024	1,000,000	862,240
Series A-2 5.88%, 6/1/2030	1,000,000	825,620
Series A-2 5.88%, 6/1/2047	500,000	402,600
Series A-2 6.00%, 6/1/2042	1,235,000	1,021,901
Series A-2 6.50%, 6/1/2047	1,000,000	882,440
Ohio, State Air Quality Development Authority Revenue:
Series E 5.63%, 10/1/2019	290,000	337,197
6.75%, 6/1/2024	1,000,000	1,034,150
Ohio, State Hospital Facilities Authority Revenue 6.00%, 12/1/2042 (e)	1,000,000	1,063,320

		8,247,078

OKLAHOMA — 0.8%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A 7.13%, 11/1/2030	1,025,000	1,164,595

PENNSYLVANIA — 2.6%
Allegheny County, PA, Hospital Development Authority Revenue Series A 5.38%, 11/15/2040	680,000	516,793
Erie, PA, Higher Education Building Authority Revenue 5.35%, 3/15/2028	540,000	589,821
Montgomery County, PA, Industrial Development Authority Revenue 6.00%, 2/1/2021	1,015,000	1,038,213
Pennsylvania, State Economic Development Financing Authority Revenue 6.00%, 6/1/2031	515,000	512,090
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A 5.63%, 7/1/2042 (e)	1,000,000	1,057,210

		3,714,127

PUERTO RICO — 4.3%
Puerto Rico Commonwealth, General Obligation:
Series A 5.00%, 7/1/2022	1,000,000	1,045,910
Series A 5.13%, 7/1/2037	1,000,000	1,015,660
Puerto Rico, Electric Power Authority Revenue Series XX 5.25%, 7/1/2040	1,000,000	1,006,250
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Revenue 5.38%, 4/1/2042	1,000,000	1,022,780
Puerto Rico, Sales Tax Financing Corp. Revenue Series A 5.38%, 8/1/2039	1,000,000	1,063,120
The Children’s Trust Fund, PR, Tobacco Settlement Revenue 5.63%, 5/15/2043	1,000,000	999,890

		6,153,610

TENNESSEE — 0.6%
Tennessee, State Energy Acquisition Corp., Gas Revenue Series A 5.25%, 9/1/2019	725,000	821,121

TEXAS — 4.8%
Austin, TX, Convention Center Revenue Series A 5.00%, 1/1/2034	860,000	889,567
Central Texas, Regional Mobility Authority Revenue 5.75%, 1/1/2025	1,000,000	1,158,330
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp., Revenue 6.00%, 11/1/2014	1,000,000	650,700

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	$750,000	$753,008
Houston, TX, Airport System Revenue Series A 5.00%, 7/1/2028	1,000,000	1,134,550
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	175,000	188,795
North Texas, Tollway Authority Revenue Series B 5.25%, 1/1/2052	500,000	559,010
Texas, Brazos River Authority, Pollution Control Revenue Series D 5.40%, 10/1/2029 (c)	1,000,000	391,520
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,173,370

		6,898,850

UTAH — 0.7%
Utah, State Charter School Finance Authority Revenue Series A 5.80%, 6/15/2038	1,000,000	1,027,920

VIRGIN ISLANDS — 0.6%
Virgin Islands, Public Finance Authority Revenue 5.00%, 10/1/2031	800,000	822,760

VIRGINIA — 2.7%
Tobacco Settlement Financing Corp., VA, Revenue Series B1 5.00%, 6/1/2047	1,490,000	1,066,572
Virginia, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	524,130
5.00%, 1/1/2040	900,000	939,942
5.50%, 1/1/2042	1,250,000	1,375,762

		3,906,406

WASHINGTON — 1.8%
Port of Seattle, WA, Industrial Development Corp. 5.00%, 4/1/2030	700,000	699,104
Washington, Health Care Facilities Authority Revenue:
4.75%, 12/1/2031	1,000,000	987,540
5.00%, 12/1/2042	320,000	328,026
Washington, State Higher Education Facilities Authority Revenue 5.25%, 10/1/2046	500,000	542,695

		2,557,365

WISCONSIN — 1.4%
Public Finance Authority, WI, Public Facilities Revenue 5.00%, 7/1/2042	1,000,000	1,004,530
Wisconsin, State Public Finance Authority Revenue Series A 8.63%, 6/1/2047	1,000,000	1,052,360

		2,056,890

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $133,957,948)		142,387,866

	Shares
SHORT TERM INVESTMENT — 1.6%
MONEY MARKET FUND — 1.6%
State Street Institutional Tax Free Money Market Fund 0.00% (f)(g)(h) (Cost $2,322,866)	2,322,866	2,322,866

TOTAL INVESTMENTS — 100.6% (i)
(Cost $136,280,814)		144,710,732
OTHER ASSETS & LIABILITIES — (0.6)%		(831,383)

NET ASSETS — 100.0%		$143,879,349

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Ambac Financial Group	2.23%
	AMBAC CA MTG INS	0.73%
	National Public Finance Guarantee Corp.	0.72%

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.8% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security. Rate shown is rate in effect at September 30, 2012. Maturity date disclosed is the ultimate maturity.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(e)	When-issued security.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.4%
ARIZONA — 0.6%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$350,000	$416,539
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	160,000	189,267

		605,806

CALIFORNIA — 34.7%
California, Bay Area Toll Authority, Toll Bridge Revenue 7.04%, 4/1/2050	800,000	1,158,128
California, State General Obligation:
5.70%, 11/1/2021	220,000	249,803
6.65%, 3/1/2022	450,000	540,801
7.30%, 10/1/2039	1,755,000	2,293,452
7.35%, 11/1/2039	1,200,000	1,577,604
7.50%, 4/1/2034	1,715,000	2,260,473
7.55%, 4/1/2039	3,000,000	4,069,530
7.60%, 11/1/2040	1,785,000	2,448,699
7.63%, 3/1/2040	1,415,000	1,925,192
7.70%, 11/1/2030	675,000	817,695
7.95%, 3/1/2036	930,000	1,111,183
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	365,000	463,838
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	445,000	592,767
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	510,000	636,730
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
7.49%, 8/1/2033	250,000	321,540
7.62%, 8/1/2040	305,000	408,758
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	405,000	545,162
6.75%, 8/1/2049	420,000	572,082
Los Angeles, CA, Department of Airports Revenue 6.58%, 5/15/2039	280,000	363,006
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	400,000	501,232
6.17%, 7/1/2040	115,000	132,900
6.57%, 7/1/2045	830,000	1,198,014
6.60%, 7/1/2050	400,000	584,656
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	115,000	146,862
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	980,000	1,154,822
5.76%, 7/1/2029	460,000	535,090
6.76%, 7/1/2034	1,275,000	1,676,663
Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A 6.91%, 2/15/2041	150,000	209,045
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	280,000	350,151
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	460,000	616,681
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	570,000	758,379
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	1,415,000	1,991,457
6.79%, 4/1/2030	445,000	566,943
6.91%, 10/1/2050	170,000	244,052
6.92%, 4/1/2040	405,000	562,444
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	450,000	551,232
6.00%, 11/1/2040	150,000	185,571
6.95%, 11/1/2050	400,000	566,160
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	265,000	323,446
Southern California, Metropolitan Water District Revenue 6.95%, 7/1/2040	100,000	124,097
University of California, Revenue:
5.77%, 5/15/2043	555,000	683,322
5.95%, 5/15/2045	560,000	696,690
6.27%, 5/15/2031	105,000	120,732
6.55%, 5/15/2048	460,000	604,302
6.58%, 5/15/2049	655,000	871,451

		38,312,837

COLORADO — 1.1%
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	150,000	206,135
Colorado, State Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	300,000	388,932
Denver, CO, City & County School District No 1, General Obligation 5.66%, 12/1/2033	365,000	459,323
Denver, CO, General Obligation 5.65%, 8/1/2030	100,000	116,140

		1,170,530

CONNECTICUT — 0.9%
Connecticut, State General Obligation:
5.09%, 10/1/2030	255,000	293,189
5.63%, 12/1/2029	325,000	397,904
Connecticut, State Special Tax Revenue 5.46%, 11/1/2030	280,000	335,023

		1,026,116

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

DISTRICT OF COLUMBIA — 0.9%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	$145,000	$184,250
5.59%, 12/1/2034	175,000	220,768
District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	100,000	123,091
Metropolitan Washington, DC, Airport Authority, Dules Road Revenue 7.46%, 10/1/2046	360,000	432,839

		960,948

GEORGIA — 3.2%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	1,300,000	1,509,911
6.66%, 4/1/2057	745,000	858,381
7.06%, 4/1/2057	695,000	754,666
Georgia, State General Obligation 4.50%, 11/1/2025	365,000	422,020

		3,544,978

ILLINOIS — 5.2%
Chicago, IL, Board of Education, General Obligation 6.14%, 12/1/2039	385,000	415,392
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	505,000	655,444
Chicago, IL, O’Hare International Airport Revenue:
6.40%, 1/1/2040	390,000	506,516
6.85%, 1/1/2038	135,000	154,779
Chicago, IL, Transit Authority, Sales Tax Revenue 6.20%, 12/1/2040	635,000	721,265
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	200,000	255,932
Chicago, IL, Water Revenue 6.74%, 11/1/2040	245,000	332,433
Cook County, IL, General Obligation 6.23%, 11/15/2034	315,000	353,843
Illinois, State General Obligation:
6.63%, 2/1/2035	630,000	702,469
6.73%, 4/1/2035	285,000	320,819
7.35%, 7/1/2035	445,000	524,232
Illinois, State Toll Highway Authority Revenue:
5.85%, 12/1/2034	270,000	337,203
6.18%, 1/1/2034	380,000	482,034

		5,762,361

INDIANA — 0.5%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	460,000	601,105

KANSAS — 0.1%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	140,000	161,839

KENTUCKY — 0.5%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	400,000	533,976

LOUISIANA — 0.3%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	255,000	285,835

MARYLAND — 0.6%
Maryland, State Transportation Authority Revenue 5.89%, 7/1/2043	520,000	693,124

MASSACHUSETTS — 2.7%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	580,000	664,605
Series D 4.50%, 8/1/2031	75,000	83,569
4.91%, 5/1/2029	200,000	233,934
5.46%, 12/1/2039	710,000	892,328
Massachusetts, State School Building Authority Revenue:
5.45%, 11/1/2040	300,000	366,147
5.72%, 8/15/2039	510,000	657,319
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	105,000	125,085

		3,022,987

MICHIGAN — 0.2%
Michigan, State General Obligation Series B 7.63%, 9/15/2027	200,000	255,628

MISSISSIPPI — 0.2%
Mississippi, State General Obligation 5.25%, 11/1/2034	135,000	163,964

MISSOURI — 1.2%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	355,000	434,605
University of Missouri, Revenue:
5.79%, 11/1/2041	100,000	135,162
5.96%, 11/1/2039	570,000	746,928

		1,316,695

NEVADA — 1.4%
Clark County, NV, Airport Revenue:
6.82%, 7/1/2045	600,000	854,718
6.88%, 7/1/2042	345,000	394,973
Las Vegas Valley, NV, Water District, General Obligation 7.01%, 6/1/2039	225,000	304,997

		1,554,688

NEW JERSEY — 7.0%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	830,000	979,375
6.10%, 12/15/2028	385,000	443,420

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

6.56%, 12/15/2040	$415,000	$556,980
6.88%, 12/15/2039	215,000	248,323
New Jersey, State Turnpike Authority Revenue:
7.10%, 1/1/2041	1,880,000	2,683,869
7.41%, 1/1/2040	1,515,000	2,235,549
Rutgers University, Revenue 5.67%, 5/1/2040	425,000	537,208

		7,684,724

NEW YORK — 14.9%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	425,000	542,003
5.72%, 6/15/2042	635,000	838,359
5.75%, 6/15/2041	365,000	481,373
5.79%, 6/15/2041	345,000	391,327
5.88%, 6/15/2044	600,000	814,710
5.95%, 6/15/2042	255,000	346,293
6.01%, 6/15/2042	215,000	293,935
6.28%, 6/15/2042	135,000	158,794
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	670,000	836,662
5.57%, 11/1/2038	450,000	561,690
5.77%, 8/1/2036	195,000	240,954
6.83%, 7/15/2040	265,000	352,681
New York, NY, General Obligation:
5.21%, 10/1/2031	280,000	326,256
5.52%, 10/1/2037	355,000	439,898
5.85%, 6/1/2040	275,000	351,150
Series G-1 5.97%, 3/1/2036	225,000	291,159
5.99%, 12/1/2036	695,000	878,980
6.25%, 6/1/2035	425,000	494,619
6.27%, 12/1/2037	220,000	293,143
6.65%, 12/1/2031	105,000	127,248
New York, NY, Metropolitan Transportation Authority Revenue:
5.87%, 11/15/2039	290,000	349,755
6.09%, 11/15/2040	285,000	367,348
6.55%, 11/15/2031	240,000	301,795
6.65%, 11/15/2039	285,000	372,749
6.67%, 11/15/2039	385,000	513,351
6.69%, 11/15/2040	425,000	567,439
6.81%, 11/15/2040	370,000	500,425
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	855,000	1,282,286
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.29%, 3/15/2033	75,000	88,572
5.39%, 3/15/2040	105,000	127,956
5.43%, 3/15/2039	525,000	643,067
5.50%, 3/15/2030	125,000	151,106
5.60%, 3/15/2040	435,000	547,465
5.63%, 3/15/2039	395,000	488,974
New York, State Urban Development Corp. Revenue:
5.77%, 3/15/2039	635,000	780,517
Series C 5.84%, 3/15/2040	250,000	316,275

		16,460,314

NORTH CAROLINA — 0.2%
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	160,000	186,470

OHIO — 4.6%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	570,000	673,854
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	370,000	431,853
6.05%, 2/15/2043	245,000	288,262
Series E 6.27%, 2/15/2050	235,000	273,923
7.50%, 2/15/2050	445,000	606,028
7.83%, 2/15/2041	465,000	656,426
8.08%, 2/15/2050	850,000	1,240,439
Ohio, American Municipal Power, Inc., Revenue 6.45%, 2/15/2044	45,000	54,369
Ohio, Northeast Regional Sewer District, Wastewater Revenue 6.04%, 11/15/2040	280,000	324,881
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	465,000	523,181

		5,073,216

OREGON — 0.2%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	160,000	207,378

PENNSYLVANIA — 2.3%
Pennsylvania, Commonwealth Financing Authority Revenue 6.22%, 6/1/2039	150,000	185,147
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	425,000	490,888
5.35%, 5/1/2030	340,000	375,482
5.45%, 2/15/2030	110,000	133,951
5.85%, 7/15/2030	150,000	173,676
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	455,000	539,284
5.56%, 12/1/2049	385,000	463,109
6.11%, 12/1/2039	100,000	126,253

		2,487,790

PUERTO RICO — 0.1%
Puerto Rico, Electric Power Authority Revenue 6.13%, 7/1/2040	100,000	102,144

SOUTH CAROLINA — 0.4%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	345,000	468,624

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

TENNESSEE — 0.7%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	$335,000	$399,484
Nashville & Davidson County, TN, Metropolitan Government, General Obligation 5.71%, 7/1/2034	275,000	346,838

		746,322

TEXAS — 9.8%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	370,000	477,855
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	300,000	360,501
5.02%, 12/1/2048	435,000	538,874
6.00%, 12/1/2044	335,000	460,903
6.25%, 12/1/2034	170,000	196,500
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	400,000	485,660
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035 (a)	460,000	572,323
North Texas, Tollway Authority Revenue:
6.72%, 1/1/2049	870,000	1,180,259
8.91%, 2/1/2030	135,000	157,515
San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	150,000	195,093
5.81%, 2/1/2041	50,000	65,028
5.99%, 2/1/2039	620,000	827,613
Texas, State General Obligation:
4.63%, 4/1/2033	110,000	127,879
4.68%, 4/1/2040	220,000	256,403
5.52%, 4/1/2039	1,145,000	1,492,164
Texas, State Transportation Commission, Revenue 5.03%, 4/1/2026	695,000	844,418
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	1,060,000	1,286,087
University of Texas, Revenue:
4.79%, 8/15/2046	55,000	65,130
5.13%, 8/15/2042	260,000	323,027
5.26%, 7/1/2039	290,000	367,198
Series B 6.28%, 8/15/2041	415,000	491,016

		10,771,446

UTAH — 1.2%
Utah, State General Obligation:
3.54%, 7/1/2025	405,000	438,311
4.55%, 7/1/2024	500,000	592,120
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	230,000	306,119

		1,336,550

VIRGINIA — 0.8%
University of Virginia, Revenue 6.20%, 9/1/2039	300,000	433,809
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	395,000	484,890

		918,699

WASHINGTON — 1.9%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	375,000	473,584
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	295,000	363,776
Washington, State General Obligation:
5.09%, 8/1/2033	325,000	385,726
5.14%, 8/1/2040	405,000	496,911
Series D 5.48%, 8/1/2039	320,000	403,638

		2,123,635

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $99,809,809)		108,540,729

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.21% (b)(c)(d) (Cost $91,118)	91,118	91,118

TOTAL INVESTMENTS — 98.5% (e)
(Cost $99,900,927)		108,631,847
OTHER ASSETS & LIABILITIES — 1.5%		1,698,418

NET ASSETS — 100.0%		$110,330,265

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	0.52%

(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 4.0%
Commonwealth of Australia:
2.50%, 9/20/2030	AUD	6,777,934	$9,052,035
3.00%, 9/20/2025	AUD	10,298,668	13,963,776
4.00%, 8/20/2015	AUD	8,773,283	10,083,211
4.00%, 8/20/2020	AUD	15,377,344	20,510,797

			53,609,819

BRAZIL — 4.4%
Federal Republic of Brazil:
6.00%, 8/15/2014	BRL	545,176	285,900
6.00%, 5/15/2017	BRL	46,582,040	25,608,451
6.00%, 8/15/2024	BRL	35,654,527	20,968,057
6.00%, 5/15/2035	BRL	19,229,457	11,874,433

			58,736,841

CANADA — 4.6%
Government of Canada:
1.50%, 12/1/2044	CAD	4,435,515	5,987,574
2.00%, 12/1/2041	CAD	7,133,829	10,539,971
3.00%, 12/1/2036	CAD	6,949,848	11,604,717
4.00%, 12/1/2031	CAD	6,176,038	10,930,951
4.25%, 12/1/2021	CAD	6,917,814	10,038,512
4.25%, 12/1/2026	CAD	7,763,978	12,835,438

			61,937,163

CHILE — 4.7%
Republic of Chile:
3.00%, 5/1/2017	CLP	2,100,967,650	4,559,870
3.00%, 1/1/2018	CLP	11,047,023,446	24,040,646
3.00%, 3/1/2028	CLP	3,546,794,845	7,879,581
3.00%, 1/1/2030	CLP	8,132,778,000	18,223,344
3.00%, 2/1/2031	CLP	1,219,916,700	2,687,596
5.00%, 1/1/2016	CLP	2,259,105,000	5,142,163

			62,533,200

FRANCE — 15.8%
Republic of France:
0.25%, 7/25/2018	EUR	1,525,665	2,050,218
1.00%, 7/25/2017	EUR	30,954,196	43,753,048
1.10%, 7/25/2022	EUR	2,121,840	2,971,056
1.60%, 7/25/2015	EUR	26,745,322	37,349,716
1.80%, 7/25/2040	EUR	10,674,458	17,325,156
2.25%, 7/25/2020	EUR	37,503,538	57,232,117
3.15%, 7/25/2032	EUR	15,688,031	29,351,622
3.40%, 7/25/2029	EUR	11,559,413	21,755,049

			211,787,982

GERMANY — 4.7%
Federal Republic of Germany:
0.10%, 4/15/2023	EUR	6,045,700	8,237,170
1.50%, 4/15/2016	EUR	23,165,335	32,669,165
1.75%, 4/15/2020	EUR	14,180,508	21,641,930

			62,548,265

ISRAEL — 4.4%
State of Israel:
2.75%, 8/30/2041	ILS	7,942,545	1,992,033
4.00%, 7/30/2021	ILS	75,304,243	22,954,121
4.00%, 7/31/2024	ILS	62,464,448	19,170,973
4.00%, 5/30/2036	ILS	5,881,575	1,838,300
5.00%, 4/30/2015	ILS	46,936,061	13,571,977

			59,527,404

ITALY — 10.1%
Republic of Italy:
2.10%, 9/15/2016	EUR	15,705,150	19,855,290
2.10%, 9/15/2017	EUR	7,672,523	9,485,740
2.10%, 9/15/2021	EUR	17,917,836	20,239,032
2.15%, 9/15/2014	EUR	22,535,168	29,571,314
2.35%, 9/15/2019	EUR	3,199,260	3,868,485
2.35%, 9/15/2035	EUR	20,302,463	19,469,185
2.55%, 9/15/2041	EUR	11,688,600	11,243,599
2.60%, 9/15/2023	EUR	18,166,919	20,667,625
3.10%, 9/15/2026	EUR	1,037,190	1,187,033

			135,587,303

JAPAN — 4.4%
Japanese Government CPI Linked Bond:
1.10%, 12/10/2016 (a)	JPY	4,077,711,000	56,238,868
1.40%, 6/10/2018 (a)	JPY	172,550,000	2,440,762

			58,679,630

MEXICO — 4.6%
United Mexican States:
3.50%, 12/19/2013	MXN	89,461,568	7,246,045
4.50%, 11/22/2035	MXN	306,046,823	32,382,681
5.00%, 6/16/2016	MXN	251,456,167	22,594,670

			62,223,396

POLAND — 2.8%
Republic of Poland:
2.75%, 8/25/2023	PLN	36,529,721	11,511,215
3.00%, 8/24/2016	PLN	79,793,886	25,866,913

			37,378,128

SOUTH AFRICA — 4.2%
Republic of South Africa:
2.50%, 1/31/2017	ZAR	187,605,556	24,781,823
3.45%, 12/7/2033	ZAR	205,555,226	31,567,753

			56,349,576

SOUTH KOREA — 3.0%
Republic of South Korea:
2.75%, 3/10/2017	KRW	19,697,594,536	19,468,520
2.75%, 6/10/2020	KRW	19,563,726,000	20,576,743

			40,045,263

SWEDEN — 4.5%
Kingdom of Sweden:
3.50%, 12/1/2015	SEK	110,812,444	19,050,405
3.50%, 12/1/2028	SEK	106,025,346	25,032,949
4.00%, 12/1/2020	SEK	77,065,090	15,847,163

			59,930,517

TURKEY — 4.7%
Republic of Turkey:
3.00%, 2/23/2022	TRY	14,225,386	8,373,932
4.00%, 4/1/2020	TRY	42,065,531	26,085,970
9.00%, 5/21/2014	TRY	44,974,283	28,440,799

			62,900,701

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

UNITED KINGDOM — 18.2%
United Kingdom Treasury Bond:
0.38%, 3/22/2062	GBP	5,671,689	$9,391,039
0.50%, 3/22/2050	GBP	6,239,420	10,650,405
0.63%, 3/22/2040	GBP	1,118,080	1,967,354
0.63%, 11/22/2042	GBP	6,010,546	10,683,202
0.75%, 11/22/2047	GBP	6,530,946	12,072,883
1.13%, 11/22/2037	GBP	6,894,893	13,495,696
1.25%, 11/22/2017	GBP	7,776,634	14,404,942
1.25%, 11/22/2027	GBP	24,936,725	48,602,035
1.25%, 11/22/2032	GBP	4,928,035	9,726,366
1.25%, 11/22/2055	GBP	6,083,723	13,453,957
1.88%, 11/22/2022	GBP	16,697,873	34,268,992
2.00%, 1/26/2035	GBP	8,398,823	18,658,702
2.50%, 7/26/2016	GBP	5,167,410	9,637,443
2.50%, 4/16/2020	GBP	1,966,257	4,038,789
4.13%, 7/22/2030	GBP	11,965,693	33,093,424

			244,145,229

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,211,884,374)			1,327,920,417

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.21% (b)(c)(d) (Cost $648,227)		648,227	648,227

TOTAL INVESTMENTS — 99.2% (e)
(Cost $1,212,532,601)			1,328,568,644
OTHER ASSETS & LIABILITIES — 0.8%			10,909,577

NET ASSETS — 100.0%			$1,339,478,221

(a)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro Currency
GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.8%
AUSTRALIA — 3.6%
Commonwealth of Australia:
4.50%, 10/21/2014 (a)	AUD	2,100,000	$2,272,146
5.50%, 12/15/2013 (a)	AUD	1,000,000	1,075,163
6.25%, 6/15/2014	AUD	2,125,000	2,344,982
6.25%, 4/15/2015	AUD	2,400,000	2,728,939

			8,421,230

AUSTRIA — 3.9%
Republic of Austria:
3.40%, 10/20/2014 (b)	EUR	2,900,000	3,979,100
3.50%, 7/15/2015 (b)	EUR	1,050,000	1,471,210
3.80%, 10/20/2013 (b)	EUR	1,200,000	1,601,383
4.13%, 1/15/2014 (b)	EUR	600,000	811,297
4.30%, 7/15/2014 (b)	EUR	1,050,000	1,448,422

			9,311,412

BELGIUM — 4.2%
Kingdom of Belgium:
3.50%, 3/28/2015	EUR	2,150,000	2,971,348
4.00%, 3/28/2014	EUR	1,805,000	2,451,400
4.25%, 9/28/2014	EUR	3,275,000	4,538,130

			9,960,878

CANADA — 4.3%
Government of Canada:
1.00%, 2/1/2014	CAD	550,000	558,424
1.00%, 11/1/2014	CAD	400,000	405,895
1.00%, 2/1/2015	CAD	1,150,000	1,166,000
1.50%, 11/1/2013	CAD	775,000	791,296
1.50%, 8/1/2015	CAD	900,000	923,434
2.00%, 3/1/2014	CAD	1,500,000	1,544,164
2.25%, 8/1/2014	CAD	1,450,000	1,504,952
3.00%, 6/1/2014	CAD	2,100,000	2,201,783
4.50%, 6/1/2015	CAD	1,000,000	1,106,723

			10,202,671

DENMARK — 2.8%
Kingdom of Denmark:
2.00%, 11/15/2014	DKK	21,350,000	3,844,002
5.00%, 11/15/2013	DKK	15,750,000	2,873,738

			6,717,740

FRANCE — 4.5%
French Treasury Note:
0.75%, 9/25/2014	EUR	300,000	390,214
2.00%, 7/12/2015	EUR	1,000,000	1,346,219
Republic of France:
2.50%, 1/12/2014	EUR	550,000	729,137
2.50%, 1/15/2015	EUR	1,300,000	1,759,283
3.00%, 7/12/2014	EUR	500,000	675,727
3.50%, 4/25/2015	EUR	500,000	696,099
4.00%, 10/25/2013	EUR	1,050,000	1,406,816
4.00%, 4/25/2014	EUR	1,400,000	1,909,490
4.00%, 10/25/2014	EUR	1,200,000	1,664,633

			10,577,618

GERMANY — 9.6%
Federal Republic of Germany:
Zero Coupon, 6/13/2014 (c)	EUR	1,100,000	1,414,895
0.01%, 9/12/2014 (c)	EUR	500,000	642,864
0.25%, 12/13/2013	EUR	500,000	645,212
0.25%, 3/14/2014	EUR	1,150,000	1,484,845
2.25%, 4/11/2014	EUR	900,000	1,197,517
2.25%, 4/10/2015	EUR	1,450,000	1,968,601
2.50%, 10/10/2014	EUR	1,300,000	1,755,905
2.50%, 2/27/2015	EUR	1,550,000	2,112,024
3.25%, 7/4/2015	EUR	1,500,000	2,098,467
3.75%, 1/4/2015	EUR	1,250,000	1,742,917
4.00%, 10/11/2013	EUR	1,600,000	2,142,382
4.25%, 1/4/2014	EUR	1,500,000	2,033,570
4.25%, 7/4/2014	EUR	2,525,000	3,489,444

			22,728,643

ITALY — 10.0%
Republic of Italy:
Zero Coupon, 1/31/2014 (c)	EUR	600,000	749,828
2.25%, 11/1/2013	EUR	1,400,000	1,806,705
2.50%, 3/1/2015	EUR	1,350,000	1,726,250
3.00%, 4/1/2014	EUR	1,750,000	2,278,841
3.00%, 4/15/2015	EUR	1,500,000	1,936,465
3.00%, 6/15/2015	EUR	1,300,000	1,676,965
3.50%, 6/1/2014	EUR	1,850,000	2,423,912
3.75%, 12/15/2013	EUR	1,325,000	1,738,738
3.75%, 8/1/2015	EUR	1,100,000	1,443,247
4.25%, 7/1/2014	EUR	300,000	398,166
4.25%, 8/1/2014	EUR	2,650,000	3,520,706
4.25%, 2/1/2015	EUR	600,000	799,688
4.50%, 7/15/2015	EUR	900,000	1,204,284
6.00%, 11/15/2014	EUR	1,350,000	1,857,994

			23,561,789

JAPAN — 23.1%
Government of Japan 2 Year Bond:
0.10%, 10/15/2013	JPY	100,000,000	1,285,269
0.10%, 1/15/2014	JPY	165,000,000	2,120,668
0.10%, 3/15/2014	JPY	125,000,000	1,606,555
0.10%, 4/15/2014	JPY	70,000,000	899,667
0.10%, 5/15/2014	JPY	80,000,000	1,028,188
0.10%, 6/15/2014	JPY	80,000,000	1,028,185
0.10%, 9/15/2014	JPY	50,000,000	642,611
Government of Japan 5 Year Bond:
0.30%, 6/20/2015	JPY	230,000,000	2,972,020
0.40%, 6/20/2015	JPY	160,000,000	2,073,063
0.40%, 9/20/2015	JPY	375,000,000	4,861,817
0.50%, 12/20/2014	JPY	360,000,000	4,668,399
0.50%, 3/20/2015	JPY	125,000,000	1,622,445
0.70%, 12/20/2013	JPY	185,950,000	2,407,323
0.70%, 6/20/2014	JPY	284,250,000	3,690,793
0.70%, 9/20/2014	JPY	165,000,000	2,145,944
0.80%, 3/20/2014	JPY	198,950,000	2,583,105
0.90%, 12/20/2013	JPY	215,000,000	2,790,111
Government of Japan 10 Year Bond:
1.30%, 3/20/2015	JPY	330,000,000	4,366,613
1.40%, 12/20/2013	JPY	206,650,000	2,697,853
1.50%, 3/20/2014	JPY	227,950,000	2,989,550
1.50%, 9/20/2014	JPY	455,000,000	6,008,047

			54,488,226

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

MEXICO — 3.2%
Mexican Bonos:
6.00%, 6/18/2015	MXN	22,500,000	$1,807,513
9.50%, 12/18/2014	MXN	30,000,000	2,566,895
United Mexican States:
7.00%, 6/19/2014	MXN	11,350,000	917,020
8.00%, 12/19/2013	MXN	27,150,000	2,195,057

			7,486,485

NETHERLANDS — 4.6%
Kingdom of the Netherlands:
0.75%, 4/15/2015 (b)	EUR	1,250,000	1,630,799
1.00%, 1/15/2014 (b)	EUR	1,975,000	2,572,597
2.75%, 1/15/2015 (b)	EUR	1,600,000	2,180,318
3.25%, 7/15/2015 (b)	EUR	1,800,000	2,510,195
3.75%, 7/15/2014 (b)	EUR	1,450,000	1,986,996

			10,880,905

POLAND — 3.2%
Republic of Poland:
Zero Coupon, 1/25/2014 (c)	PLN	4,950,000	1,465,585
Zero Coupon, 7/25/2014 (c)	PLN	2,000,000	581,105
5.00%, 10/24/2013	PLN	5,500,000	1,732,984
5.50%, 4/25/2015	PLN	5,750,000	1,855,013
5.75%, 4/25/2014	PLN	6,275,000	2,008,125

			7,642,812

SINGAPORE — 2.7%
Government of Singapore:
0.25%, 2/1/2014	SGD	1,000,000	814,789
1.38%, 10/1/2014	SGD	1,650,000	1,374,389
2.88%, 7/1/2015	SGD	2,650,000	2,312,845
3.63%, 7/1/2014	SGD	2,125,000	1,833,927

			6,335,950

SOUTH AFRICA — 2.5%
Republic of South Africa:
7.50%, 1/15/2014	ZAR	19,950,000	2,489,171
8.75%, 12/21/2014	ZAR	24,650,000	3,223,173
13.50%, 9/15/2015	ZAR	1,500,000	221,479

			5,933,823

SOUTH KOREA — 3.9%
Korea Monetary Stabilization Bond 3.59%, 10/2/2013	KRW	2,250,000,000	2,039,506
Korea Treasury Bond:
3.00%, 12/10/2013	KRW	1,895,000,000	1,708,570
3.25%, 12/10/2014	KRW	2,690,000,000	2,443,225
3.50%, 6/10/2014	KRW	2,290,000,000	2,083,167
5.00%, 9/10/2014	KRW	1,100,000,000	1,030,456

			9,304,924

SPAIN — 4.5%
Kingdom of Spain:
2.50%, 10/31/2013	EUR	150,000	191,454
3.00%, 4/30/2015	EUR	1,550,000	1,952,757
3.30%, 10/31/2014	EUR	1,550,000	1,985,580
3.40%, 4/30/2014	EUR	1,150,000	1,478,128
4.00%, 7/30/2015	EUR	150,000	192,888
4.25%, 1/31/2014	EUR	1,750,000	2,274,003
4.40%, 1/31/2015	EUR	1,000,000	1,308,357
4.75%, 7/30/2014	EUR	1,000,000	1,315,214

			10,698,381

SWEDEN — 2.7%
Kingdom of Sweden:
4.50%, 8/12/2015	SEK	17,000,000	2,862,459
6.75%, 5/5/2014	SEK	20,275,000	3,387,248

			6,249,707

UNITED KINGDOM — 4.5%
United Kingdom Treasury Bond:
2.25%, 3/7/2014	GBP	1,500,000	2,493,412
2.75%, 1/22/2015	GBP	2,900,000	4,954,106
4.75%, 9/7/2015	GBP	1,000,000	1,827,307
5.00%, 9/7/2014	GBP	750,000	1,323,368

			10,598,193

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $228,147,402)			231,101,387

	Shares
SHORT TERM INVESTMENTS — 0.8%
MONEY MARKET FUNDS — 0.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)		1,759,190	1,759,190
State Street Institutional Liquid Reserves Fund 0.21% (e)(f)		69,860	69,860

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $1,829,050)			1,829,050

TOTAL INVESTMENTS — 98.6% (h)
(Cost $229,976,452)			232,930,437
OTHER ASSETS & LIABILITIES — 1.4%			3,201,211

NET ASSETS — 100.0%			$236,131,648

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 8.6% of net assets as of September 30, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

AUD — Australian Dollar

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
ZAR — South African Rand

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.9%
AUSTRALIA — 4.2%
Commonwealth of Australia:
2.75%, 4/21/2024	AUD	1,300,000	$1,304,919
4.25%, 7/21/2017	AUD	2,000,000	2,240,943
4.50%, 10/21/2014 (a)	AUD	5,500,000	5,950,859
4.50%, 4/15/2020	AUD	6,250,000	7,271,500
4.75%, 10/21/2015	AUD	700,000	777,225
4.75%, 6/15/2016	AUD	6,050,000	6,803,325
4.75%, 4/21/2027	AUD	1,600,000	1,939,871
5.25%, 3/15/2019	AUD	7,285,000	8,728,006
5.50%, 12/15/2013 (a)	AUD	2,675,000	2,876,061
5.50%, 1/21/2018	AUD	4,025,000	4,786,858
5.50%, 4/21/2023	AUD	3,500,000	4,459,590
5.75%, 5/15/2021	AUD	6,350,000	8,069,642
5.75%, 7/15/2022	AUD	3,500,000	4,513,748
5.75%, 7/15/2022	AUD	1,600,000	2,063,428
6.00%, 2/15/2017	AUD	5,630,000	6,711,053
6.25%, 6/15/2014	AUD	5,800,000	6,400,422
6.25%, 4/15/2015	AUD	5,250,000	5,969,553

			80,867,003

AUSTRIA — 4.4%
Republic of Austria:
1.95%, 6/18/2019 (b)	EUR	1,200,000	1,602,984
3.15%, 6/20/2044 (b)	EUR	700,000	947,684
3.20%, 2/20/2017 (b)	EUR	3,450,000	4,914,223
3.40%, 10/20/2014 (b)	EUR	4,150,000	5,694,229
3.40%, 11/22/2022 (b)	EUR	2,400,000	3,472,339
3.50%, 7/15/2015 (b)	EUR	3,500,000	4,904,034
3.50%, 9/15/2021 (b)	EUR	6,000,000	8,774,956
3.65%, 4/20/2022 (b)	EUR	1,500,000	2,216,336
3.65%, 4/20/2022 (b)	EUR	375,000	554,084
3.80%, 10/20/2013 (b)	EUR	4,200,000	5,604,841
3.80%, 1/26/2062 (b)	EUR	850,000	1,326,948
3.90%, 7/15/2020 (b)	EUR	4,600,000	6,891,156
4.00%, 9/15/2016 (b)	EUR	4,200,000	6,122,964
4.15%, 3/15/2037 (b)	EUR	3,925,000	6,201,809
4.30%, 7/15/2014 (b)	EUR	3,350,000	4,621,155
4.30%, 9/15/2017 (b)	EUR	2,800,000	4,202,902
4.65%, 1/15/2018 (b)	EUR	5,545,000	8,470,484
4.85%, 3/15/2026 (b)	EUR	1,700,000	2,795,749
6.25%, 7/15/2027 (b)	EUR	2,915,000	5,483,824

			84,802,701

BELGIUM — 4.6%
Kingdom of Belgium:
2.75%, 3/28/2016	EUR	1,600,000	2,198,370
3.00%, 9/28/2019	EUR	1,300,000	1,786,510
3.25%, 9/28/2016	EUR	2,925,000	4,103,564
3.50%, 3/28/2015	EUR	2,650,000	3,662,359
3.50%, 6/28/2017	EUR	5,050,000	7,157,550
3.75%, 9/28/2015	EUR	4,425,000	6,221,333
4.00%, 3/28/2014	EUR	3,975,000	5,398,513
4.00%, 3/28/2019	EUR	4,220,000	6,176,714
4.00%, 3/28/2022	EUR	5,750,000	8,390,840
4.00%, 3/28/2032	EUR	500,000	715,893
4.25%, 9/28/2014	EUR	4,225,000	5,854,535
4.25%, 9/28/2021	EUR	3,750,000	5,571,669
4.25%, 9/28/2022	EUR	2,250,000	3,329,397
4.25%, 3/28/2041	EUR	2,775,000	4,152,702
4.50%, 3/28/2026	EUR	2,300,000	3,481,855
5.00%, 3/28/2035	EUR	4,975,000	8,124,138
5.50%, 9/28/2017	EUR	4,200,000	6,500,222
5.50%, 3/28/2028	EUR	3,020,000	5,080,403

			87,906,567

CANADA — 4.4%
Government of Canada:
0.75%, 5/1/2014	CAD	2,000,000	2,022,237
1.00%, 2/1/2014	CAD	4,000,000	4,061,263
1.00%, 11/1/2014	CAD	1,000,000	1,014,736
1.50%, 8/1/2015	CAD	2,500,000	2,565,095
1.50%, 3/1/2017	CAD	3,900,000	4,001,905
1.50%, 9/1/2017	CAD	1,750,000	1,795,086
1.50%, 6/1/2023	CAD	450,000	442,115
2.00%, 3/1/2014	CAD	4,750,000	4,889,852
2.00%, 12/1/2014	CAD	4,500,000	4,661,990
2.75%, 9/1/2016	CAD	2,800,000	3,008,446
2.75%, 6/1/2022	CAD	2,700,000	2,989,634
3.00%, 6/1/2014	CAD	5,250,000	5,504,457
3.25%, 6/1/2021	CAD	3,000,000	3,445,724
3.50%, 6/1/2020	CAD	3,000,000	3,475,055
3.50%, 12/1/2045	CAD	650,000	840,590
3.75%, 6/1/2019	CAD	3,575,000	4,158,837
4.00%, 6/1/2016	CAD	7,530,000	8,416,580
4.00%, 6/1/2041	CAD	4,475,000	6,130,698
4.25%, 6/1/2018	CAD	1,500,000	1,764,266
4.50%, 6/1/2015	CAD	4,750,000	5,256,934
5.00%, 6/1/2037	CAD	3,900,000	5,923,902
5.75%, 6/1/2029	CAD	3,990,000	6,074,962
5.75%, 6/1/2033	CAD	1,000,000	1,595,681
8.00%, 6/1/2027	CAD	1,000,000	1,775,852

			85,815,897

DENMARK — 3.5%
Kingdom of Denmark:
2.00%, 11/15/2014	DKK	27,500,000	4,951,291
2.50%, 11/15/2016	DKK	3,000,000	564,391
3.00%, 11/15/2021	DKK	48,650,000	9,661,675
4.00%, 11/15/2015	DKK	53,900,000	10,433,035
4.00%, 11/15/2017	DKK	27,580,000	5,591,487
4.00%, 11/15/2019	DKK	49,100,000	10,281,292
4.50%, 11/15/2039	DKK	60,485,000	15,621,760
5.00%, 11/15/2013	DKK	35,000,000	6,386,084
7.00%, 11/10/2024	DKK	14,300,000	3,972,101

			67,463,116

FRANCE — 9.9%
French Treasury Note:
0.75%, 9/25/2014	EUR	1,250,000	1,625,891
1.00%, 7/25/2017	EUR	800,000	1,033,214
1.75%, 2/25/2017	EUR	2,550,000	3,419,014
2.00%, 7/12/2015	EUR	3,275,000	4,408,867
2.25%, 2/25/2016	EUR	4,000,000	5,451,671
2.50%, 7/25/2016	EUR	5,300,000	7,301,876
Republic of France:
2.50%, 1/12/2014	EUR	3,275,000	4,341,682
2.50%, 1/15/2015	EUR	3,780,000	5,115,454
2.50%, 10/25/2020	EUR	4,600,000	6,206,692
2.75%, 10/25/2027	EUR	750,000	959,242
3.00%, 7/12/2014	EUR	3,800,000	5,135,529
3.00%, 10/25/2015	EUR	4,450,000	6,176,047
3.00%, 4/25/2022	EUR	4,500,000	6,196,232

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

3.25%, 4/25/2016	EUR	4,450,000	$6,273,085
3.25%, 10/25/2021	EUR	4,500,000	6,352,704
3.50%, 4/25/2015	EUR	3,900,000	5,429,569
3.50%, 4/25/2020	EUR	5,750,000	8,322,784
3.50%, 4/25/2026	EUR	4,500,000	6,343,279
3.75%, 4/25/2017	EUR	3,550,000	5,163,990
3.75%, 10/25/2019	EUR	4,030,000	5,928,531
3.75%, 4/25/2021	EUR	4,100,000	6,018,015
4.00%, 10/25/2013	EUR	1,500,000	2,009,737
4.00%, 4/25/2014	EUR	4,600,000	6,274,037
4.00%, 10/25/2014	EUR	2,100,000	2,913,107
4.00%, 4/25/2018	EUR	3,750,000	5,567,327
4.00%, 10/25/2038	EUR	3,250,000	4,809,547
4.00%, 4/25/2055	EUR	2,150,000	3,216,452
4.00%, 4/25/2060	EUR	1,200,000	1,797,586
4.25%, 10/25/2017	EUR	3,250,000	4,848,431
4.25%, 10/25/2018	EUR	3,500,000	5,275,420
4.25%, 4/25/2019	EUR	4,000,000	6,043,975
4.25%, 10/25/2023	EUR	6,000,000	9,106,873
4.50%, 4/25/2041	EUR	2,950,000	4,733,720
4.75%, 4/25/2035	EUR	3,125,000	5,101,775
5.00%, 10/25/2016	EUR	3,850,000	5,810,392
5.50%, 4/25/2029	EUR	3,250,000	5,624,448
5.75%, 10/25/2032	EUR	3,185,000	5,792,801
6.00%, 10/25/2025	EUR	100,000	177,177
8.50%, 4/25/2023	EUR	2,250,000	4,566,212

			190,872,385

GERMANY — 4.5%
Federal Republic of Germany:
Zero Coupon, 6/13/2014 (c)	EUR	900,000	1,157,641
0.25%, 3/14/2014	EUR	1,250,000	1,613,962
0.50%, 4/7/2017	EUR	1,450,000	1,874,043
0.75%, 2/24/2017	EUR	1,000,000	1,308,113
1.25%, 10/14/2016	EUR	750,000	1,002,447
1.75%, 7/4/2022	EUR	2,200,000	2,918,661
2.00%, 1/4/2022	EUR	250,000	340,514
2.25%, 4/11/2014	EUR	2,450,000	3,259,909
2.25%, 4/10/2015	EUR	3,130,000	4,249,463
2.50%, 10/10/2014	EUR	2,375,000	3,207,903
2.50%, 1/4/2021	EUR	2,500,000	3,560,066
2.50%, 7/4/2044	EUR	350,000	475,841
2.75%, 4/8/2016	EUR	1,900,000	2,663,583
3.00%, 7/4/2020	EUR	2,150,000	3,166,072
3.25%, 7/4/2021	EUR	2,650,000	3,981,189
3.25%, 7/4/2042	EUR	1,670,000	2,635,767
3.50%, 1/4/2016	EUR	3,900,000	5,565,895
3.50%, 7/4/2019	EUR	6,225,000	9,394,724
3.75%, 1/4/2015	EUR	400,000	557,734
4.00%, 10/11/2013	EUR	4,000,000	5,355,955
4.00%, 7/4/2016	EUR	4,900,000	7,192,754
4.00%, 1/4/2037	EUR	2,800,000	4,817,941
4.25%, 7/4/2017	EUR	2,090,000	3,170,883
4.25%, 7/4/2039	EUR	800,000	1,452,545
4.75%, 7/4/2034	EUR	200,000	370,821
4.75%, 7/4/2040	EUR	200,000	392,448
5.50%, 1/4/2031	EUR	2,350,000	4,564,542
5.63%, 1/4/2028	EUR	3,115,000	5,923,927

			86,175,343

ITALY — 4.6%
Republic of Italy:
Zero Coupon, 1/31/2014 (c)	EUR	1,500,000	1,874,570
Zero Coupon, 5/30/2014 (c)	EUR	400,000	493,959
2.25%, 11/1/2013	EUR	700,000	903,352
2.50%, 3/1/2015	EUR	1,500,000	1,918,055
3.00%, 4/1/2014	EUR	1,750,000	2,278,841
3.00%, 6/15/2015	EUR	3,200,000	4,127,914
3.00%, 11/1/2015	EUR	2,100,000	2,701,433
3.50%, 6/1/2014	EUR	1,300,000	1,703,289
3.75%, 12/15/2013	EUR	1,600,000	2,099,609
3.75%, 4/15/2016	EUR	1,500,000	1,960,008
3.75%, 8/1/2016	EUR	2,250,000	2,923,223
3.75%, 3/1/2021	EUR	1,980,000	2,380,933
3.75%, 8/1/2021	EUR	2,600,000	3,093,296
4.00%, 2/1/2017	EUR	1,000,000	1,302,890
4.00%, 9/1/2020	EUR	2,250,000	2,776,225
4.00%, 2/1/2037	EUR	3,265,000	3,350,676
4.25%, 7/1/2014	EUR	500,000	663,610
4.25%, 2/1/2015	EUR	4,050,000	5,397,895
4.25%, 2/1/2019	EUR	1,750,000	2,247,952
4.25%, 9/1/2019	EUR	2,350,000	2,998,423
4.25%, 3/1/2020	EUR	1,500,000	1,892,004
4.50%, 2/1/2018	EUR	1,700,000	2,233,546
4.50%, 8/1/2018	EUR	1,475,000	1,929,011
4.50%, 3/1/2019	EUR	1,500,000	1,945,419
4.50%, 2/1/2020	EUR	1,750,000	2,245,791
4.50%, 3/1/2026	EUR	1,500,000	1,768,959
4.75%, 9/15/2016	EUR	1,900,000	2,548,967
4.75%, 5/1/2017	EUR	500,000	664,824
4.75%, 6/1/2017	EUR	750,000	996,127
4.75%, 9/1/2021	EUR	2,400,000	3,075,804
4.75%, 8/1/2023	EUR	1,475,000	1,849,920
5.00%, 3/1/2022	EUR	1,100,000	1,421,178
5.00%, 3/1/2025 (b)	EUR	1,925,000	2,410,785
5.00%, 8/1/2034	EUR	700,000	817,879
5.00%, 8/1/2039	EUR	1,650,000	1,908,232
5.00%, 9/1/2040	EUR	525,000	605,237
5.25%, 8/1/2017	EUR	1,525,000	2,072,964
5.25%, 11/1/2029	EUR	1,750,000	2,174,467
5.50%, 9/1/2022	EUR	1,200,000	1,597,369
5.75%, 2/1/2033	EUR	1,475,000	1,894,209
6.00%, 11/15/2014	EUR	400,000	550,517
6.00%, 5/1/2031	EUR	1,250,000	1,651,994
6.50%, 11/1/2027	EUR	2,885,000	3,998,083

			89,449,439

JAPAN — 22.5%
Government of Japan 2 Year Bond:
0.10%, 10/15/2013	JPY	50,000,000	642,634
0.10%, 1/15/2014	JPY	400,000,000	5,141,013
0.10%, 5/15/2014	JPY	30,000,000	385,571
0.10%, 6/15/2014	JPY	475,000,000	6,104,849
0.10%, 7/15/2014	JPY	100,000,000	1,285,228
0.20%, 11/15/2013	JPY	100,000,000	1,286,698
0.20%, 12/15/2013	JPY	295,000,000	3,796,055
Government of Japan 5 Year Bond:
0.20%, 6/20/2017	JPY	450,000,000	5,788,197

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

0.30%, 6/20/2016	JPY	645,000,000	$8,342,105
0.30%, 3/20/2017	JPY	400,000,000	5,172,375
0.40%, 6/20/2015	JPY	400,000,000	5,182,658
0.40%, 6/20/2016	JPY	400,000,000	5,194,355
0.50%, 12/20/2014	JPY	475,000,000	6,159,694
0.50%, 3/20/2015	JPY	510,000,000	6,619,577
0.50%, 3/20/2016	JPY	400,000,000	5,208,864
0.60%, 12/20/2015	JPY	459,750,000	6,002,645
0.60%, 3/20/2016	JPY	480,000,000	6,271,934
0.80%, 3/20/2014	JPY	510,000,000	6,621,681
Government of Japan 10 Year Bond:
0.30%, 12/20/2016	JPY	1,135,000,000	14,677,928
0.80%, 9/20/2020	JPY	240,000,000	3,146,486
0.80%, 6/20/2022	JPY	200,000,000	2,583,260
0.90%, 3/20/2022	JPY	280,000,000	3,659,366
0.90%, 6/20/2022	JPY	200,000,000	2,607,303
1.00%, 9/20/2020	JPY	579,000,000	7,712,607
1.00%, 12/20/2021	JPY	250,000,000	3,303,496
1.00%, 3/20/2022	JPY	400,000,000	5,274,576
1.10%, 9/20/2021	JPY	715,000,000	9,522,467
1.20%, 12/20/2020	JPY	748,250,000	10,100,577
1.20%, 6/20/2021	JPY	625,000,000	8,425,860
1.30%, 3/20/2018	JPY	300,000,000	4,076,402
1.30%, 12/20/2019	JPY	447,000,000	6,098,482
1.30%, 3/20/2020	JPY	400,000,000	5,455,126
1.30%, 3/20/2021	JPY	275,000,000	3,734,648
1.40%, 12/20/2013	JPY	875,000,000	11,423,283
1.50%, 9/20/2014	JPY	2,062,200,000	27,230,317
1.50%, 9/20/2015	JPY	625,000,000	8,364,139
1.50%, 12/20/2017	JPY	100,000,000	1,370,269
1.50%, 6/20/2018	JPY	240,000,000	3,300,278
1.60%, 12/20/2015	JPY	409,500,000	5,513,644
1.70%, 9/20/2016	JPY	777,000,000	10,600,617
1.70%, 12/20/2016	JPY	505,100,000	6,913,598
1.70%, 3/20/2017	JPY	680,000,000	9,332,528
1.70%, 9/20/2017	JPY	648,000,000	8,947,489
1.80%, 6/20/2017	JPY	300,000,000	4,148,217
1.90%, 6/20/2016	JPY	202,600,000	2,774,630
Government of Japan 20 Year Bond:
1.60%, 3/20/2032	JPY	20,000,000	255,603
1.70%, 9/20/2032	JPY	250,000,000	3,236,983
1.80%, 9/20/2030	JPY	251,350,000	3,352,686
1.80%, 9/20/2031	JPY	185,000,000	2,446,580
1.80%, 12/20/2031	JPY	535,000,000	7,082,059
1.90%, 12/20/2023	JPY	335,000,000	4,765,414
1.90%, 3/20/2029	JPY	404,300,000	5,544,574
1.90%, 9/20/2030	JPY	231,000,000	3,127,603
1.90%, 3/20/2031	JPY	55,000,000	741,876
1.90%, 9/20/2042	JPY	300,000,000	4,277,287
2.10%, 9/21/2021	JPY	650,000,000	9,405,007
2.10%, 9/20/2024	JPY	200,000,000	2,894,584
2.10%, 9/20/2025	JPY	480,000,000	6,919,188
2.10%, 9/20/2029	JPY	457,750,000	6,425,345
2.10%, 12/20/2030	JPY	150,000,000	2,087,988
2.20%, 3/20/2031	JPY	400,000,000	5,641,373
2.30%, 6/20/2027	JPY	1,881,200,000	27,489,869
2.60%, 3/20/2019	JPY	468,300,000	6,881,548
2.90%, 9/20/2019	JPY	951,200,000	14,302,527
Government of Japan 30 Year Bond:
1.70%, 6/20/2033	JPY	110,000,000	1,419,947
1.90%, 9/20/2042	JPY	50,000,000	644,654
2.00%, 9/20/2040	JPY	480,000,000	6,359,105
2.00%, 3/20/2042	JPY	100,000,000	1,318,809
2.20%, 3/20/2041	JPY	210,000,000	2,900,980
2.30%, 3/20/2039	JPY	467,500,000	6,608,906
2.30%, 3/20/2040	JPY	303,250,000	4,277,068
2.40%, 3/20/2037	JPY	410,700,000	5,920,156
2.50%, 9/20/2034	JPY	600,000,000	8,815,542
2.50%, 9/20/2035	JPY	80,000,000	1,173,751
Government of Japan 40 Year Bond:
2.00%, 3/20/2052	JPY	95,000,000	1,199,820
2.20%, 3/20/2051	JPY	60,000,000	802,514

			433,823,072

MEXICO — 3.6%
Mexican Bonos:
5.00%, 6/15/2017	MXN	15,000,000	1,167,538
6.00%, 6/18/2015	MXN	52,500,000	4,217,530
6.25%, 6/16/2016	MXN	39,000,000	3,174,351
6.50%, 6/10/2021	MXN	48,500,000	4,108,338
6.50%, 6/9/2022	MXN	18,000,000	1,522,505
7.50%, 6/3/2027	MXN	44,250,000	3,976,751
7.75%, 12/14/2017	MXN	10,000,000	875,276
7.75%, 5/29/2031	MXN	22,000,000	1,982,941
7.75%, 11/13/2042	MXN	10,000,000	902,006
8.00%, 12/17/2015	MXN	17,000,000	1,445,162
8.00%, 6/11/2020	MXN	20,000,000	1,831,757
8.50%, 5/31/2029	MXN	51,400,000	5,011,425
8.50%, 11/18/2038	MXN	40,000,000	3,887,917
9.50%, 12/18/2014	MXN	71,250,000	6,096,375
10.00%, 11/20/2036	MXN	45,000,000	5,003,740
United Mexican States:
7.00%, 6/19/2014	MXN	40,000,000	3,231,789
7.25%, 12/15/2016	MXN	75,850,000	6,419,315
8.00%, 12/19/2013	MXN	42,500,000	3,436,093
8.50%, 12/13/2018	MXN	37,250,000	3,417,804
10.00%, 12/5/2024	MXN	71,220,000	7,790,260

			69,498,873

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
0.75%, 4/15/2015 (b)	EUR	1,550,000	2,022,191
1.00%, 1/15/2014 (b)	EUR	3,175,000	4,135,694
1.25%, 1/15/2018 (b)	EUR	3,000,000	3,933,871
2.25%, 7/15/2022 (b)	EUR	850,000	1,145,876
2.50%, 1/15/2017 (b)	EUR	4,400,000	6,112,903
2.50%, 1/15/2033 (b)	EUR	1,350,000	1,768,939
3.25%, 7/15/2015 (b)	EUR	8,650,000	12,062,881
3.25%, 7/15/2021 (b)	EUR	4,300,000	6,294,749
3.50%, 7/15/2020 (b)	EUR	5,880,000	8,742,202
3.75%, 7/15/2014 (b)	EUR	6,025,000	8,256,311
3.75%, 1/15/2023 (b)	EUR	3,675,000	5,591,572
3.75%, 1/15/2042 (b)	EUR	3,200,000	5,254,690
4.00%, 7/15/2018 (b)	EUR	4,160,000	6,255,336
4.00%, 1/15/2037 (b)	EUR	2,870,000	4,777,680
4.50%, 7/15/2017 (b)	EUR	3,000,000	4,545,718

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

5.50%, 1/15/2028 (b)	EUR	3,680,000	$6,744,808

			87,645,421

POLAND — 3.4%
Poland Government Bond:
4.75%, 10/25/2016	PLN	10,000,000	3,188,026
4.75%, 4/25/2017	PLN	3,650,000	1,165,566
5.00%, 4/25/2016	PLN	30,000,000	9,622,138
5.25%, 10/25/2017	PLN	16,100,000	5,259,369
5.25%, 10/25/2020	PLN	15,650,000	5,107,482
5.75%, 10/25/2021	PLN	20,350,000	6,837,010
5.75%, 4/25/2029	PLN	6,700,000	2,278,613
Republic of Poland:
Zero Coupon, 1/25/2014 (c)	PLN	9,000,000	2,664,700
5.00%, 10/24/2013	PLN	15,950,000	5,025,653
5.50%, 4/25/2015	PLN	18,550,000	5,984,431
5.50%, 10/25/2019	PLN	10,025,000	3,328,054
5.75%, 4/25/2014	PLN	18,100,000	5,792,362
5.75%, 9/23/2022	PLN	11,960,000	4,045,094
6.25%, 10/24/2015	PLN	18,715,000	6,195,395

			66,493,893

SOUTH AFRICA — 3.4%
Republic of South Africa:
7.50%, 1/15/2014	ZAR	24,100,000	3,006,969
8.25%, 9/15/2017	ZAR	54,850,000	7,323,615
8.75%, 12/21/2014	ZAR	12,500,000	1,634,469
13.50%, 9/15/2015	ZAR	52,025,000	7,681,603
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	36,500,000	3,557,918
6.50%, 2/28/2041	ZAR	22,500,000	2,234,124
6.75%, 3/31/2021	ZAR	55,500,000	6,804,361
7.00%, 2/28/2031	ZAR	35,000,000	3,874,130
7.25%, 1/15/2020	ZAR	81,785,000	10,366,910
7.75%, 2/28/2023	ZAR	7,000,000	894,942
8.00%, 12/21/2018	ZAR	48,750,000	6,463,644
8.75%, 2/28/2048	ZAR	8,000,000	1,008,080
10.50%, 12/21/2026	ZAR	6,000,000	919,508
10.50%, 12/21/2026	ZAR	57,600,000	8,827,279

			64,597,552

SPAIN — 4.7%
Kingdom of Spain:
2.50%, 10/31/2013	EUR	2,650,000	3,382,352
3.00%, 4/30/2015	EUR	1,000,000	1,259,843
3.15%, 1/31/2016	EUR	4,410,000	5,464,112
3.25%, 4/30/2016	EUR	2,300,000	2,837,040
3.30%, 10/31/2014	EUR	3,850,000	4,931,924
3.40%, 4/30/2014	EUR	3,725,000	4,787,850
3.80%, 1/31/2017	EUR	3,200,000	3,952,827
4.00%, 7/30/2015	EUR	2,800,000	3,600,578
4.00%, 4/30/2020	EUR	3,250,000	3,768,865
4.10%, 7/30/2018	EUR	1,600,000	1,947,657
4.20%, 1/31/2037	EUR	3,985,000	3,617,021
4.25%, 1/31/2014	EUR	2,350,000	3,053,661
4.25%, 10/31/2016	EUR	4,250,000	5,364,285
4.30%, 10/31/2019	EUR	500,000	596,357
4.40%, 1/31/2015	EUR	4,500,000	5,887,607
4.60%, 7/30/2019	EUR	4,220,000	5,165,634
4.65%, 7/30/2025	EUR	2,700,000	2,933,829
4.70%, 7/30/2041	EUR	1,900,000	1,837,515
4.80%, 1/31/2024	EUR	1,850,000	2,093,660
4.85%, 10/31/2020	EUR	2,750,000	3,315,480
4.90%, 7/30/2040	EUR	1,000,000	990,579
5.50%, 7/30/2017	EUR	2,500,000	3,284,916
5.50%, 4/30/2021	EUR	4,500,000	5,624,370
5.75%, 7/30/2032 (a)	EUR	2,150,000	2,510,896
5.85%, 1/31/2022	EUR	2,300,000	2,932,792
5.90%, 7/30/2026	EUR	1,000,000	1,217,851
6.00%, 1/31/2029	EUR	2,800,000	3,413,588

			89,773,089

SWEDEN — 3.3%
Kingdom of Sweden:
2.25%, 6/1/2032	SEK	12,000,000	1,904,890
3.00%, 7/12/2016	SEK	28,500,000	4,686,682
3.50%, 6/1/2022	SEK	47,500,000	8,560,592
3.50%, 3/30/2039	SEK	32,300,000	6,382,558
3.75%, 8/12/2017	SEK	39,635,000	6,832,724
4.25%, 3/12/2019	SEK	50,155,000	9,107,547
4.50%, 8/12/2015	SEK	57,350,000	9,656,590
5.00%, 12/1/2020	SEK	41,850,000	8,178,769
6.75%, 5/5/2014	SEK	55,300,000	9,238,708

			64,549,060

UNITED KINGDOM — 12.4%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	2,800,000	4,582,478
1.75%, 1/22/2017	GBP	5,200,000	8,823,102
1.75%, 9/7/2022	GBP	1,000,000	1,620,290
2.00%, 1/22/2016	GBP	4,500,000	7,656,014
2.25%, 3/7/2014	GBP	5,675,000	9,433,407
2.75%, 1/22/2015	GBP	4,875,000	8,328,023
3.75%, 9/7/2019	GBP	4,500,000	8,576,982
3.75%, 9/7/2020	GBP	4,300,000	8,237,931
3.75%, 9/7/2021	GBP	2,750,000	5,296,287
3.75%, 7/22/2052	GBP	2,450,000	4,441,652
4.00%, 9/7/2016	GBP	4,650,000	8,555,771
4.00%, 3/7/2022	GBP	4,350,000	8,549,720
4.00%, 1/22/2060	GBP	2,500,000	4,870,719
4.25%, 12/7/2027	GBP	4,850,000	9,879,943
4.25%, 6/7/2032	GBP	2,975,000	6,004,555
4.25%, 3/7/2036	GBP	700,000	1,396,066
4.25%, 9/7/2039	GBP	1,100,000	2,186,440
4.25%, 12/7/2040	GBP	5,100,000	10,117,711
4.25%, 12/7/2046	GBP	2,825,000	5,628,085
4.25%, 12/7/2049	GBP	2,700,000	5,389,562
4.25%, 12/7/2055	GBP	3,400,000	6,885,407
4.50%, 3/7/2019	GBP	4,200,000	8,293,629
4.50%, 9/7/2034	GBP	5,700,000	11,802,727
4.50%, 12/7/2042	GBP	2,825,000	5,852,435
4.75%, 9/7/2015	GBP	4,415,000	8,067,560
4.75%, 3/7/2020	GBP	4,600,000	9,325,431
4.75%, 12/7/2030	GBP	4,150,000	8,920,122
4.75%, 12/7/2038	GBP	3,914,000	8,402,366
5.00%, 9/7/2014	GBP	4,700,000	8,293,109
5.00%, 3/7/2018	GBP	4,225,000	8,360,734
5.00%, 3/7/2025	GBP	4,125,000	8,939,525
6.00%, 12/7/2028	GBP	2,850,000	6,947,816
8.00%, 12/7/2015	GBP	1,000,000	2,011,426

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

8.00%, 6/7/2021	GBP	3,375,000	$8,429,761

			240,106,786

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,767,000,245)			1,889,840,197

	Shares
SHORT TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS — 0.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)		5,294,955	5,294,955
State Street Institutional Liquid Reserves Fund 0.21% (e)(f)		889,896	889,896

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $6,184,851)			6,184,851

TOTAL INVESTMENTS — 98.2% (h)
(Cost $1,773,185,096)			1,896,025,048
OTHER ASSETS & LIABILITIES — 1.8%			35,528,413

NET ASSETS — 100.0%			$1,931,553,461

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 9.1% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
ZAR — South African Rand

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 97.2%
AUSTRALIA — 3.4%
Australia & New Zealand Banking Group, Ltd. 3.75%, 3/10/2017	EUR	100,000	$141,438
BHP Billiton Finance, Ltd.:
2.13%, 11/29/2018	EUR	200,000	261,628
3.25%, 9/25/2024	GBP	100,000	161,788
4.30%, 9/25/2042	GBP	100,000	161,017
6.38%, 4/4/2016	EUR	50,000	75,752
Commonwealth Bank of Australia:
4.25%, 11/10/2016	EUR	100,000	143,582
4.38%, 2/25/2020	EUR	100,000	148,012
National Australia Bank, Ltd.:
2.75%, 8/8/2022	EUR	100,000	129,449
3.50%, 1/23/2015	EUR	150,000	203,679
4.00%, 7/13/2020	EUR	220,000	318,892
5.50%, 5/20/2015	EUR	100,000	143,327
Telstra Corp., Ltd.:
3.50%, 9/21/2022	EUR	100,000	138,153
4.25%, 3/23/2020	EUR	100,000	147,994
4.75%, 3/21/2017	EUR	100,000	148,523
Westpac Banking Corp.:
4.25%, 9/22/2016	EUR	300,000	428,968
7.25%, 11/18/2016	AUD	100,000	115,782

			2,867,984

AUSTRIA — 0.2%
OMV AG 6.25%, 4/7/2014	EUR	50,000	69,633
Raiffeisen Bank International AG 3.63%, 1/27/2014	EUR	50,000	66,371

			136,004

BELGIUM — 0.4%
Anheuser-Busch InBev NV 6.50%, 6/23/2017	GBP	100,000	195,829
Fortis Bank SA/NV 4.50%, 5/30/2014	EUR	100,000	135,401

			331,230

CANADA — 0.2%
The Toronto-Dominion Bank 5.38%, 5/14/2015	EUR	150,000	215,515

DENMARK — 0.8%
Carlsberg Breweries A/S:
3.38%, 10/13/2017	EUR	100,000	138,113
6.00%, 5/28/2014	EUR	50,000	69,670
Danske Bank A/S:
3.88%, 5/18/2016	EUR	100,000	137,020
3.88%, 2/28/2017	EUR	100,000	137,307
4.75%, 6/4/2014	EUR	150,000	203,774

			685,884

FRANCE — 13.1%
Autoroutes du Sud de la France 5.63%, 7/4/2022	EUR	100,000	156,577
AXA SA 4.50%, 1/23/2015	EUR	100,000	138,916
Banque Federative du Credit Mutuel:
4.13%, 7/20/2020	EUR	100,000	142,570
4.25%, 2/5/2014	EUR	100,000	134,398
4.38%, 5/31/2016	EUR	150,000	212,233
Banque PSA Finance SA 4.25%, 2/25/2016	EUR	100,000	117,630
BNP Paribas SA:
2.88%, 7/13/2015	EUR	200,000	268,756
2.88%, 11/27/2017	EUR	150,000	203,065
3.00%, 2/24/2017	EUR	100,000	135,780
3.50%, 3/7/2016	EUR	100,000	137,378
3.75%, 11/25/2020	EUR	200,000	281,151
4.13%, 1/14/2022	EUR	100,000	144,603
4.50%, 3/21/2023	EUR	200,000	302,530
5.00%, 12/16/2013	EUR	50,000	67,540
Bouygues SA:
3.64%, 10/29/2019	EUR	50,000	68,345
4.25%, 7/22/2020	EUR	100,000	140,575
6.13%, 7/3/2015	EUR	100,000	145,512
Caisse Centrale du Credit Immobilier de France 3.75%, 3/10/2014	EUR	50,000	64,003
Carrefour SA:
3.88%, 4/25/2021	EUR	100,000	136,130
4.00%, 4/9/2020	EUR	100,000	137,285
5.13%, 10/10/2014	EUR	100,000	138,981
5.38%, 6/12/2015	EUR	150,000	213,309
Cie de St-Gobain 4.75%, 4/11/2017	EUR	150,000	216,734
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	100,000	150,299
Credit Agricole SA 3.88%, 2/13/2019	EUR	100,000	139,231
Credit Agricole SA/London:
3.00%, 7/20/2015	EUR	100,000	134,785
3.63%, 3/8/2016	EUR	100,000	137,779
5.13%, 4/18/2023	EUR	100,000	155,379
Credit Mutuel Arkea:
5.00%, 6/28/2017	EUR	50,000	73,271
5.38%, 4/22/2014	EUR	150,000	205,887
Dexia Credit Local SA 5.38%, 7/21/2014	EUR	100,000	121,860
France Telecom SA:
3.00%, 6/15/2022	EUR	100,000	132,792
3.63%, 10/14/2015	EUR	100,000	138,789
3.88%, 4/9/2020	EUR	100,000	143,933
3.88%, 1/14/2021	EUR	100,000	144,127
4.75%, 2/21/2017	EUR	100,000	147,320
4.75%, 2/21/2017	EUR	100,000	147,320
5.00%, 1/22/2014	EUR	100,000	136,009
5.00%, 5/12/2016	GBP	50,000	89,578
5.63%, 5/22/2018	EUR	100,000	155,230
8.13%, 1/28/2033	EUR	100,000	198,617
GDF Suez:
2.25%, 6/1/2018	EUR	100,000	132,120
3.50%, 10/18/2022	EUR	100,000	139,912
5.00%, 10/1/2060	GBP	100,000	169,795
5.63%, 1/18/2016	EUR	200,000	294,634
6.13%, 2/11/2021	GBP	200,000	400,209
6.38%, 1/18/2021	EUR	50,000	83,726
6.88%, 1/24/2019	EUR	150,000	249,578
Gie GDF Suez Alliance 5.75%, 6/24/2023	EUR	100,000	164,129

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

HSBC France 4.88%, 1/15/2014	EUR	100,000	$135,567
LVMH Moet Hennessy Louis Vuitton SA 4.38%, 5/12/2014	EUR	100,000	136,105
Pernod-Ricard SA 4.88%, 3/18/2016	EUR	150,000	212,748
Sanofi 4.50%, 5/18/2016	EUR	200,000	290,315
Schneider Electric SA 4.00%, 8/11/2017	EUR	100,000	144,495
Societe Des Autoroutes Paris-Rhin-Rhone 5.00%, 1/12/2017	EUR	100,000	140,802
Societe Generale SA:
2.38%, 2/28/2018	EUR	100,000	129,593
3.00%, 3/31/2015	EUR	150,000	200,702
3.13%, 9/21/2017	EUR	150,000	204,350
3.75%, 8/21/2014	EUR	150,000	202,199
4.00%, 4/20/2016	EUR	100,000	139,101
4.75%, 3/2/2021	EUR	100,000	145,280
Total Capital SA:
3.50%, 2/27/2014	EUR	100,000	134,079
4.75%, 12/10/2013	EUR	50,000	67,578
4.88%, 1/28/2019	EUR	100,000	154,550
Veolia Environnement SA:
4.38%, 1/16/2017	EUR	50,000	71,874
5.13%, 5/24/2022	EUR	100,000	150,554
Vinci SA 4.13%, 2/20/2017	EUR	100,000	141,974
Vivendi SA:
3.50%, 7/13/2015	EUR	100,000	135,188
4.13%, 7/18/2017	EUR	100,000	138,068
4.75%, 7/13/2021	EUR	100,000	142,363

			11,107,795

GERMANY — 4.8%
Bertelsmann AG 4.75%, 9/26/2016	EUR	50,000	72,264
BPCE SA:
2.88%, 9/22/2015	EUR	150,000	201,106
3.75%, 7/21/2017	EUR	150,000	208,997
4.50%, 2/10/2022	EUR	100,000	143,799
Commerzbank AG:
3.63%, 7/10/2017	EUR	100,000	138,456
3.88%, 3/22/2017	EUR	100,000	139,660
4.00%, 9/16/2020	EUR	100,000	140,100
4.75%, 1/26/2015	EUR	100,000	138,830
5.00%, 2/6/2014	EUR	150,000	203,150
Daimler AG:
1.75%, 5/21/2015	EUR	100,000	130,962
4.13%, 1/19/2017	EUR	100,000	142,634
4.63%, 9/2/2014	EUR	150,000	206,773
Deutsche Bank AG 5.13%, 8/31/2017	EUR	400,000	603,789
Evonik Degussa GmbH 5.13%, 12/10/2013	EUR	100,000	134,804
Henkel AG & Co. KGaA 4.63%, 3/19/2014	EUR	100,000	136,095
Linde AG 1.75%, 9/17/2020	EUR	100,000	126,978
Merck Financial Services GmbH:
3.38%, 3/24/2015	EUR	100,000	136,453
4.50%, 3/24/2020	EUR	100,000	150,696
Metro AG 7.63%, 3/5/2015	EUR	100,000	147,368
ThyssenKrupp AG:
4.38%, 2/28/2017	EUR	100,000	131,278
8.00%, 6/18/2014	EUR	100,000	140,737
Volkswagen Financial Services AG:
3.38%, 7/28/2014	EUR	100,000	134,440
6.88%, 1/15/2014	EUR	200,000	277,164
Volkswagen Leasing GmbH 2.75%, 7/13/2015	EUR	100,000	134,298

			4,120,831

HONG KONG — 0.4%
Hutchison Whampoa Europe Finance 12, Ltd. 2.50%, 6/6/2017	EUR	100,000	133,298
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	150,000	216,634

			349,932

IRELAND — 2.7%
GE Capital European Funding:
1.25%, 10/15/2015	EUR	100,000	129,045
2.00%, 2/27/2015	EUR	100,000	131,319
2.88%, 10/28/2014	EUR	50,000	66,735
2.88%, 9/17/2015	EUR	100,000	134,606
2.88%, 6/18/2019	EUR	100,000	132,585
3.75%, 4/4/2016	EUR	100,000	138,641
4.13%, 10/27/2016	EUR	200,000	281,975
4.25%, 2/6/2014	EUR	100,000	134,464
4.25%, 3/1/2017 (a)	EUR	200,000	284,296
4.75%, 7/30/2014	EUR	130,000	178,698
5.25%, 5/18/2015	EUR	150,000	212,843
5.38%, 1/16/2018	EUR	100,000	149,852
5.38%, 1/23/2020	EUR	100,000	153,065
6.00%, 1/15/2019	EUR	100,000	155,694

			2,283,818

ISRAEL — 0.2%
Teva Pharmaceutical Finance IV BV 2.88%, 4/15/2019	EUR	100,000	135,517

ITALY — 7.2%
Assicurazioni Generali SpA 5.13%, 9/16/2024	EUR	150,000	194,031
Atlantia SpA:
3.38%, 9/18/2017	EUR	200,000	260,027
4.50%, 2/8/2019	EUR	200,000	266,902
5.63%, 5/6/2016	EUR	200,000	281,538
Banca Monte dei Paschi di Siena SpA:
4.13%, 11/11/2013	EUR	100,000	128,024
4.50%, 3/7/2014	EUR	100,000	128,099
4.75%, 4/30/2014	EUR	100,000	128,722
Banco Popolare SC 4.13%, 10/22/2014	EUR	100,000	128,555
Enel SpA 5.25%, 6/20/2017	EUR	150,000	208,463
ENI SpA:
3.50%, 1/29/2018	EUR	50,000	67,885
4.00%, 6/29/2020	EUR	200,000	273,762

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

4.13%, 9/16/2019	EUR	100,000	$138,002
4.25%, 2/3/2020	EUR	100,000	138,795
4.75%, 11/14/2017	EUR	50,000	72,030
5.00%, 1/28/2016	EUR	100,000	141,567
5.88%, 1/20/2014	EUR	150,000	204,843
Intesa Sanpaolo SpA:
3.75%, 11/23/2016	EUR	100,000	127,088
4.00%, 11/8/2018	EUR	100,000	125,151
4.13%, 1/14/2016	EUR	100,000	129,959
4.13%, 4/14/2020	EUR	150,000	184,576
4.75%, 6/15/2017	EUR	150,000	197,570
4.88%, 7/10/2015	EUR	100,000	133,043
5.00%, 2/28/2017	EUR	100,000	133,087
5.38%, 12/19/2013	EUR	150,000	199,308
Snam SpA:
4.38%, 7/11/2016	EUR	100,000	135,223
5.00%, 1/18/2019	EUR	150,000	201,443
5.25%, 9/19/2022	EUR	100,000	132,558
Telecom Italia SpA:
5.13%, 1/25/2016	EUR	100,000	136,114
5.25%, 2/10/2022	EUR	100,000	127,784
6.38%, 6/24/2019	GBP	100,000	166,405
7.00%, 1/20/2017	EUR	100,000	143,966
7.38%, 12/15/2017	GBP	100,000	175,393
Terna Rete Elettrica Nazionale SpA:
4.13%, 2/17/2017	EUR	100,000	136,488
4.75%, 3/15/2021	EUR	100,000	138,543
UniCredit SpA:
4.38%, 2/10/2014	EUR	100,000	131,813
4.38%, 9/11/2015	EUR	100,000	131,712
4.88%, 3/7/2017	EUR	100,000	131,442
5.25%, 1/14/2014	EUR	100,000	133,082
Unione di Banche Italiane SCPA 4.13%, 10/21/2013	EUR	100,000	129,506

			6,142,499

LUXEMBOURG — 0.9%
ArcelorMittal 9.38%, 6/3/2016	EUR	150,000	223,369
Glencore Finance Europe SA:
4.13%, 4/3/2018	EUR	100,000	135,666
5.25%, 3/22/2017	EUR	100,000	141,201
Novartis Finance SA 4.25%, 6/15/2016	EUR	100,000	144,738
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	100,000	136,675

			781,649

MEXICO — 0.6%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	100,000	131,094
3.75%, 6/28/2017	EUR	150,000	212,774
4.38%, 8/7/2041	GBP	100,000	160,054

			503,922

NETHERLANDS — 23.5%
ABB Finance BV 2.63%, 3/26/2019	EUR	100,000	134,191
ABN Amro Bank NV:
2.75%, 10/29/2013	EUR	100,000	131,345
3.38%, 1/21/2014	EUR	100,000	132,798
3.63%, 10/6/2017	EUR	200,000	277,369
4.13%, 3/28/2022	EUR	150,000	212,099
4.25%, 4/11/2016	EUR	100,000	140,895
4.75%, 1/11/2019	EUR	100,000	146,135
Allianz Finance II BV:
3.50%, 2/14/2022	EUR	100,000	139,508
4.00%, 11/23/2016	EUR	150,000	215,278
4.75%, 7/22/2019	EUR	100,000	150,567
BASF Finance Europe NV:
5.00%, 9/26/2014	EUR	100,000	139,677
5.13%, 6/9/2015	EUR	150,000	215,229
6.00%, 12/4/2013	EUR	100,000	136,871
Bayer Capital Corp. BV 4.63%, 9/26/2014	EUR	100,000	138,754
BMW Finance NV:
2.13%, 1/13/2015	EUR	100,000	132,131
3.25%, 1/28/2016	EUR	100,000	137,605
3.25%, 1/14/2019	EUR	100,000	138,276
3.63%, 1/29/2018	EUR	150,000	211,747
3.88%, 1/18/2017	EUR	100,000	142,079
4.00%, 9/17/2014	EUR	100,000	136,639
4.25%, 1/22/2014	EUR	150,000	202,064
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
3.00%, 2/16/2015	EUR	200,000	271,211
3.38%, 1/18/2016	EUR	500,000	689,775
3.38%, 4/21/2017	EUR	450,000	623,496
3.88%, 4/20/2016	EUR	280,000	391,512
4.00%, 9/10/2015	GBP	100,000	173,128
4.13%, 1/14/2020	EUR	100,000	143,984
4.13%, 1/12/2021	EUR	200,000	287,924
4.13%, 7/14/2025	EUR	460,000	664,889
4.25%, 4/22/2014	EUR	250,000	339,640
4.38%, 1/22/2014	EUR	400,000	540,433
4.75%, 1/15/2018	EUR	200,000	295,277
4.75%, 6/6/2022	EUR	300,000	454,234
Daimler International Finance BV 7.88%, 1/16/2014	EUR	150,000	210,535
Deutsche Telekom International Finance BV:
4.00%, 1/19/2015	EUR	100,000	137,419
4.25%, 7/13/2022	EUR	100,000	147,882
4.50%, 10/25/2013	EUR	150,000	200,840
5.75%, 4/14/2015	EUR	100,000	143,513
6.00%, 1/20/2017	EUR	200,000	306,263
6.50%, 4/8/2022	GBP	50,000	101,845
E.ON International Finance BV:
5.25%, 9/8/2015	EUR	200,000	289,385
5.50%, 1/19/2016	EUR	100,000	147,139
5.50%, 10/2/2017	EUR	200,000	308,441
5.75%, 5/7/2020	EUR	100,000	163,855
5.88%, 10/30/2037	GBP	100,000	203,468
6.00%, 10/30/2019	GBP	100,000	199,379
6.38%, 6/7/2032	GBP	50,000	107,274
6.75%, 1/27/2039	GBP	50,000	112,319
EADS Finance BV 4.63%, 8/12/2016	EUR	100,000	144,726
Enel Finance International NV:
4.00%, 9/14/2016	EUR	150,000	200,893
4.63%, 6/24/2015	EUR	100,000	135,391
4.88%, 3/11/2020	EUR	100,000	131,442

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

5.00%, 9/14/2022	EUR	150,000	$197,398
5.63%, 8/14/2024	GBP	100,000	154,603
5.75%, 10/24/2018	EUR	100,000	140,220
5.75%, 9/14/2040	GBP	100,000	138,029
Fortis Bank Nederland NV:
4.00%, 2/3/2015	EUR	100,000	136,612
4.63%, 7/9/2014	EUR	100,000	136,506
Generali Finance BV 4.75%, 5/12/2014	EUR	100,000	134,164
Heineken NV:
2.13%, 8/4/2020	EUR	100,000	126,033
7.13%, 4/7/2014	EUR	50,000	70,267
HIT Finance BV:
4.88%, 10/27/2021	EUR	200,000	243,097
5.75%, 3/9/2018	EUR	100,000	133,635
Iberdrola International BV 4.25%, 10/11/2018	EUR	200,000	254,521
ING Bank NV:
2.13%, 7/10/2015	EUR	100,000	131,030
3.38%, 3/3/2015	EUR	200,000	269,502
3.88%, 5/24/2016	EUR	100,000	138,498
4.25%, 1/13/2017	EUR	100,000	141,806
4.50%, 2/21/2022	EUR	200,000	287,983
ING Groep NV 4.75%, 5/31/2017	EUR	100,000	143,728
KBC Internationale Financieringsmaatschappij NV:
3.88%, 3/31/2015	EUR	100,000	133,816
4.50%, 9/17/2014	EUR	150,000	202,463
4.50%, 3/27/2017	EUR	100,000	137,796
Koninklijke KPN NV:
3.75%, 9/21/2020	EUR	100,000	135,958
4.00%, 6/22/2015	EUR	50,000	69,050
4.75%, 1/17/2017	EUR	100,000	144,024
5.75%, 9/17/2029	GBP	50,000	93,759
Linde Finance BV 4.75%, 4/24/2017	EUR	100,000	149,080
Nomura Europe Finance NV 5.13%, 12/9/2014	EUR	100,000	136,248
Repsol International Finance BV:
4.63%, 10/8/2014	EUR	150,000	200,330
4.88%, 2/19/2019	EUR	100,000	130,140
Roche Finance Europe BV 2.00%, 6/25/2018	EUR	100,000	132,741
Royal Bank of Scotland NV:
4.25%, 5/11/2016	EUR	50,000	69,911
4.75%, 1/4/2014	EUR	100,000	134,262
RWE Finance BV:
5.00%, 2/10/2015	EUR	150,000	211,269
5.75%, 11/20/2013	EUR	50,000	67,994
6.13%, 7/6/2039	GBP	50,000	100,904
6.25%, 6/3/2030	GBP	50,000	102,872
6.50%, 8/10/2021	EUR	100,000	170,112
6.63%, 1/31/2019	EUR	150,000	245,429
Schlumberger Finance BV:
2.75%, 12/1/2015	EUR	50,000	68,160
4.50%, 3/25/2014	EUR	100,000	135,901
Shell International Finance BV:
4.38%, 5/14/2018	EUR	200,000	298,841
4.50%, 2/9/2016	EUR	100,000	144,494
4.63%, 5/22/2017	EUR	150,000	223,521
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	100,000	126,373
5.13%, 2/20/2017	EUR	150,000	225,613
5.38%, 6/11/2014	EUR	100,000	139,109
5.63%, 6/11/2018	EUR	100,000	157,502
ThyssenKrupp Finance Nederland BV 8.50%, 2/25/2016	EUR	50,000	72,741
Volkswagen International Finance NV:
1.88%, 5/15/2017	EUR	200,000	261,343
2.13%, 1/19/2015	EUR	100,000	131,774
3.25%, 1/21/2019	EUR	100,000	138,018
3.50%, 2/2/2015	EUR	100,000	135,764
5.38%, 11/15/2013	EUR	100,000	135,418
7.00%, 2/9/2016	EUR	100,000	152,583

			19,971,714

NORWAY — 0.9%
DnB NOR Bank ASA:
3.88%, 6/29/2020	EUR	150,000	215,661
4.25%, 1/18/2022	EUR	100,000	146,517
4.38%, 2/24/2021	EUR	100,000	147,816
4.50%, 5/29/2014	EUR	100,000	136,759
Telenor ASA 4.88%, 5/29/2017	EUR	100,000	149,376

			796,129

SPAIN — 5.6%
Abertis Infraestructuras SA:
4.63%, 10/14/2016	EUR	50,000	64,647
5.13%, 6/12/2017	EUR	50,000	65,346
BBVA Senior Finance SAU:
3.25%, 4/23/2015	EUR	100,000	125,748
3.63%, 10/3/2014	EUR	100,000	128,534
3.88%, 8/6/2015	EUR	50,000	63,592
4.38%, 9/21/2015	EUR	100,000	128,996
4.88%, 1/23/2014	EUR	150,000	195,841
Caja Ahorros Barcelona 3.75%, 11/5/2013	EUR	50,000	64,569
Criteria Caixacorp SA 4.13%, 11/20/2014	EUR	100,000	128,388
Gas Natural Capital Markets SA:
4.38%, 11/2/2016	EUR	100,000	129,647
5.25%, 7/9/2014	EUR	150,000	201,049
Iberdrola Finanzas SAU:
4.13%, 3/23/2020	EUR	100,000	123,289
7.50%, 11/25/2015	EUR	100,000	144,242
Santander International Debt SA Unipersonal:
3.38%, 12/1/2015	EUR	100,000	125,576
3.50%, 8/12/2014	EUR	200,000	257,292
3.50%, 3/10/2015	EUR	200,000	254,132
4.13%, 10/4/2017	EUR	100,000	123,604
Santander International Debt SAU:
4.00%, 3/27/2017	EUR	100,000	123,608
4.38%, 9/4/2014	EUR	100,000	130,515
4.50%, 5/18/2015	EUR	100,000	129,861
4.63%, 3/21/2016	EUR	100,000	128,353
Telefonica Emisiones SAU:
3.41%, 3/24/2015	EUR	100,000	129,124
3.66%, 9/18/2017	EUR	150,000	185,738
4.38%, 2/2/2016	EUR	100,000	130,565

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

4.67%, 2/7/2014	EUR	150,000	$198,312
4.69%, 11/11/2019	EUR	200,000	250,965
4.75%, 2/7/2017	EUR	100,000	130,466
4.80%, 2/21/2018	EUR	100,000	128,498
4.97%, 2/3/2016	EUR	100,000	132,306
5.43%, 2/3/2014	EUR	150,000	200,117
5.50%, 4/1/2016	EUR	100,000	134,325
5.60%, 3/12/2020	GBP	200,000	317,320

			4,774,565

SWEDEN — 3.8%
Nordea Bank AB:
2.25%, 10/5/2017	EUR	100,000	133,695
2.75%, 8/11/2015	EUR	100,000	134,847
3.63%, 2/11/2016	EUR	100,000	139,207
3.75%, 2/24/2017	EUR	200,000	284,073
3.88%, 12/15/2015	GBP	50,000	86,795
4.00%, 7/11/2019	EUR	100,000	144,887
4.00%, 6/29/2020	EUR	150,000	218,813
4.50%, 5/12/2014	EUR	100,000	136,545
Skandinaviska Enskilda Banken AB 5.50%, 5/6/2014	EUR	150,000	207,572
Svenska Handelsbanken AB:
1.50%, 7/6/2015	EUR	100,000	130,477
2.25%, 6/14/2018	EUR	100,000	131,871
2.63%, 8/23/2022	EUR	100,000	129,475
3.75%, 2/24/2017	EUR	150,000	212,353
4.38%, 10/20/2021	EUR	200,000	298,769
4.88%, 3/25/2014	EUR	200,000	273,286
Swedbank AB:
1.75%, 6/18/2015	EUR	100,000	131,131
2.38%, 4/4/2016	EUR	100,000	133,592
3.38%, 2/9/2017	EUR	100,000	138,873
Volvo Treasury AB 5.00%, 5/31/2017	EUR	100,000	145,638

			3,211,899

SWITZERLAND — 1.6%
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	120,000	150,351
Swisscom AG 3.25%, 9/14/2018	CHF	150,000	181,315
UBS AG/London:
3.13%, 1/18/2016	EUR	100,000	135,928
3.50%, 7/15/2015	EUR	100,000	136,719
5.63%, 5/19/2014	EUR	100,000	138,528
6.00%, 4/18/2018	EUR	200,000	312,394
6.63%, 4/11/2018	GBP	150,000	290,778

			1,346,013

UNITED KINGDOM — 12.3%
Abbey National Treasury Services PLC/London 3.38%, 10/20/2015	EUR	150,000	201,644
Anglo American Capital PLC 5.88%, 4/17/2015	EUR	100,000	143,163
Barclays Bank PLC:
3.50%, 3/18/2015	EUR	150,000	203,790
4.00%, 1/20/2017	EUR	150,000	212,661
4.13%, 3/15/2016	EUR	100,000	140,475
4.88%, 8/13/2019	EUR	150,000	226,559
5.25%, 5/27/2014	EUR	300,000	413,302
BAT International Finance PLC:
5.38%, 6/29/2017	EUR	50,000	75,739
5.88%, 3/12/2015	EUR	150,000	215,368
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	100,000	137,467
5.13%, 12/1/2025	GBP	100,000	193,216
BP Capital Markets PLC:
2.18%, 2/16/2016	EUR	100,000	132,948
2.99%, 2/18/2019	EUR	100,000	137,107
3.83%, 10/6/2017	EUR	150,000	214,624
4.33%, 12/10/2018	GBP	100,000	182,124
British Telecommunications PLC 6.50%, 7/7/2015	EUR	150,000	220,913
Centrica PLC 7.00%, 9/19/2033	GBP	100,000	229,043
Credit Suisse AG/Guernsey 2.88%, 9/24/2015	EUR	150,000	202,473
Credit Suisse AG/London:
3.88%, 1/25/2017	EUR	200,000	283,084
4.75%, 8/5/2019	EUR	150,000	225,291
5.13%, 9/18/2017	EUR	200,000	300,516
Diageo Finance PLC 6.63%, 12/5/2014	EUR	50,000	72,298
GlaxoSmithKline Capital PLC:
3.88%, 7/6/2015	EUR	150,000	209,559
5.25%, 12/19/2033	GBP	100,000	199,917
5.25%, 4/10/2042	GBP	50,000	96,405
5.63%, 12/13/2017	EUR	100,000	156,727
6.38%, 3/9/2039	GBP	50,000	112,003
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	100,000	139,389
3.75%, 11/30/2016	EUR	100,000	141,838
3.88%, 10/24/2018	EUR	100,000	144,946
4.00%, 1/15/2021	EUR	100,000	147,661
HSBC Holdings PLC 4.50%, 4/30/2014	EUR	150,000	203,943
Imperial Tobacco Finance PLC:
4.38%, 11/22/2013	EUR	100,000	133,839
8.38%, 2/17/2016	EUR	150,000	235,622
9.00%, 2/17/2022	GBP	100,000	229,866
Lloyds TSB Bank PLC:
4.63%, 2/2/2017	EUR	100,000	144,474
5.38%, 9/3/2019	EUR	100,000	152,702
6.38%, 6/17/2016	EUR	100,000	151,161
6.50%, 9/17/2040	GBP	100,000	191,274
Nationwide Building Society:
3.13%, 4/3/2017	EUR	100,000	136,307
3.75%, 1/20/2015	EUR	100,000	135,739
5.63%, 9/9/2019	GBP	50,000	94,529
SABMiller PLC 4.50%, 1/20/2015	EUR	100,000	138,813
Standard Chartered PLC:
4.13%, 1/18/2019	EUR	200,000	285,778
5.75%, 4/30/2014	EUR	200,000	276,784
Tesco PLC:
5.88%, 9/12/2016	EUR	100,000	151,286
6.13%, 2/24/2022	GBP	50,000	97,682
Thames Water Utilities Finance, Ltd. 5.13%, 9/28/2037	GBP	50,000	92,844
The Royal Bank of Scotland PLC:
4.88%, 7/15/2015	EUR	50,000	70,275

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

4.88%, 1/20/2017	EUR	150,000	$217,879
5.38%, 9/30/2019	EUR	200,000	300,606
5.50%, 3/23/2020	EUR	200,000	303,359
5.75%, 5/21/2014	EUR	150,000	207,077
Virgin Media Secured Finance PLC 7.00%, 1/15/2018	GBP	50,000	87,603
Vodafone Group PLC:
4.63%, 9/8/2014	GBP	50,000	86,049
4.65%, 1/20/2022	EUR	100,000	155,296
6.25%, 1/15/2016	EUR	100,000	150,449
6.88%, 12/4/2013	EUR	100,000	138,065
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	100,000	192,770

			10,474,321

UNITED STATES — 14.6%
3M Co. 5.00%, 7/14/2014	EUR	100,000	138,505
American Express Credit Corp. 5.38%, 10/1/2014	GBP	50,000	86,751
AT&T, Inc.:
4.88%, 6/1/2044	GBP	100,000	172,767
5.88%, 4/28/2017	GBP	50,000	94,871
6.13%, 4/2/2015	EUR	100,000	145,735
7.00%, 4/30/2040	GBP	100,000	229,821
BAA Funding, Ltd.:
6.45%, 12/10/2031	GBP	100,000	199,826
6.75%, 12/3/2028	GBP	150,000	317,207
Bank of America Corp.:
4.63%, 8/7/2017	EUR	200,000	282,268
4.75%, 4/3/2017	EUR	150,000	212,291
5.13%, 9/26/2014	EUR	100,000	137,158
5.13%, 9/26/2014	EUR	100,000	137,158
6.13%, 9/15/2021	GBP	50,000	93,275
7.00%, 6/15/2016	EUR	100,000	150,422
7.00%, 7/31/2028	GBP	100,000	199,778
BMW US Capital LLC 5.00%, 5/28/2015	EUR	200,000	283,823
Citigroup, Inc.:
3.50%, 8/5/2015	EUR	100,000	135,275
3.95%, 10/10/2013	EUR	50,000	66,112
4.00%, 11/26/2015	EUR	150,000	206,463
4.38%, 1/30/2017	EUR	100,000	140,434
4.75%, 11/12/2013	EUR	50,000	66,765
5.00%, 8/2/2019	EUR	300,000	433,769
7.38%, 6/16/2014	EUR	100,000	141,348
7.38%, 9/4/2019	EUR	150,000	243,563
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. 4.38%, 9/14/2029	GBP	100,000	162,525
HSBC Finance Corp.:
3.75%, 11/4/2015	EUR	150,000	204,646
4.88%, 5/30/2017	EUR	50,000	72,228
Johnson & Johnson 4.75%, 11/6/2019	EUR	100,000	156,588
JPMorgan Chase & Co.:
2.75%, 8/24/2022	EUR	100,000	128,650
3.75%, 6/15/2016	EUR	100,000	140,114
3.88%, 9/23/2020	EUR	100,000	143,426
5.25%, 1/14/2015	EUR	200,000	282,106
6.13%, 4/1/2014	EUR	150,000	208,015
Merck & Co., Inc. 5.38%, 10/1/2014	EUR	100,000	140,637
Merrill Lynch & Co., Inc.:
4.45%, 1/31/2014	EUR	100,000	133,423
4.63%, 10/2/2013	EUR	100,000	132,807
4.88%, 5/30/2014	EUR	150,000	203,122
7.75%, 4/30/2018	GBP	50,000	96,583
Morgan Stanley:
3.75%, 9/21/2017	EUR	100,000	131,288
4.00%, 11/17/2015	EUR	100,000	134,085
4.50%, 10/29/2014	EUR	200,000	269,417
4.50%, 2/23/2016	EUR	150,000	202,185
5.38%, 8/10/2020	EUR	100,000	138,240
5.50%, 10/2/2017	EUR	100,000	140,711
NYSE Euronext 5.38%, 6/30/2015	EUR	100,000	140,980
Pfizer, Inc.:
4.75%, 6/3/2016	EUR	200,000	292,048
5.75%, 6/3/2021	EUR	150,000	248,588
6.50%, 6/3/2038	GBP	100,000	228,473
Roche Holdings, Inc.:
5.50%, 3/4/2015	GBP	100,000	178,809
5.63%, 3/4/2016	EUR	200,000	297,868
6.50%, 3/4/2021	EUR	150,000	261,909
The Goldman Sachs Group, Inc.:
4.00%, 2/2/2015	EUR	130,000	175,365
4.38%, 3/16/2017	EUR	150,000	205,634
4.50%, 5/9/2016	EUR	100,000	137,632
4.50%, 1/30/2017	EUR	100,000	137,716
4.75%, 1/28/2014	EUR	100,000	134,131
5.13%, 10/16/2014	EUR	100,000	137,385
5.13%, 10/23/2019	EUR	100,000	142,434
6.38%, 5/2/2018	EUR	100,000	149,916
The Procter & Gamble Co.:
2.00%, 8/16/2022	EUR	100,000	126,937
4.50%, 5/12/2014	EUR	150,000	205,541
4.88%, 5/11/2027	EUR	100,000	162,289
5.13%, 10/24/2017	EUR	50,000	76,713
Toyota Motor Credit Corp. 6.63%, 2/3/2016	EUR	200,000	305,181
Wal-Mart Stores, Inc.:
4.88%, 1/19/2039	GBP	100,000	186,637
5.25%, 9/28/2035	GBP	100,000	195,968
5.63%, 3/27/2034	GBP	100,000	209,923
Wells Fargo & Co.:
2.63%, 8/16/2022	EUR	150,000	194,791
4.13%, 11/3/2016	EUR	100,000	144,121
4.63%, 11/2/2035	GBP	50,000	87,850
Zurich Finance USA, Inc.:
4.50%, 9/17/2014	EUR	50,000	68,613
4.50%, 9/17/2014	EUR	50,000	68,613

			12,438,246

TOTAL CORPORATE BONDS & NOTES —
(Cost $81,652,546)			82,675,467

	Shares
SHORT TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS — 0.3%
State Street Navigator Securities Lending Prime Portfolio (b)(c)		149,460	149,460

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Security Description	Shares	Value
State Street Institutional Liquid Reserves Fund 0.21% (c)(d)	105,984	$105,984

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $255,444)		255,444

TOTAL INVESTMENTS — 97.5% (f)
(Cost $81,907,990)		82,930,911
OTHER ASSETS & LIABILITIES — 2.5%		2,105,780

NET ASSETS — 100.0%		$85,036,691

(a)	A portion of the security was on loan at September 30, 2012.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

At September 30, 2012, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
					Appreciation/
Settlement Date	Contracts to Deliver		In Exchange for		(Depreciation)	Counterparty

10/4/2012	114,900,000	JPY	1,149,905	EUR	$2,491	Goldman Sachs International
10/4/2012	1,163,912	EUR	114,900,000	JPY	(20,511)	HSBC Bank PLC
11/6/2012	1,149,845	EUR	114,900,000	JPY	(2,468)	Goldman Sachs International

					$(20,488)

AUD = Australian Dollar
CHF = Swiss Franc
EUR = Euro Currency
GBP = Great British Pound
JPY = Japanese Yen
PLC = Public Limited Company

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 96.2%
BRAZIL — 12.3%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 1/1/2014 (a)	BRL	1,950,000	$874,767
Zero Coupon, 4/1/2014 (a)	BRL	13,600,000	5,975,574
Zero Coupon, 7/1/2014 (a)	BRL	450,000	193,593
Zero Coupon, 1/1/2015 (a)	BRL	13,350,000	5,482,390
Zero Coupon, 1/1/2016 (a)	BRL	1,800,000	673,032
Brazil Notas do Tesouro Nacional Series F:
10.00%, 1/1/2014	BRL	4,750,000	2,398,955
10.00%, 1/1/2015	BRL	5,800,000	2,953,079
10.00%, 1/1/2017	BRL	13,700,000	6,975,862
10.00%, 1/1/2018	BRL	1,000,000	508,569
10.00%, 1/1/2021	BRL	2,480,000	1,246,728
10.00%, 1/1/2023	BRL	1,200,000	597,437
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	700,000	403,687
10.25%, 1/10/2028	BRL	750,000	483,352
12.50%, 1/5/2016	BRL	500,000	309,419
12.50%, 1/5/2022	BRL	250,000	184,222

			29,260,666

CHILE — 1.8%
Bonos del Banco Central de Chile en Pesos:
6.00%, 1/1/2015	CLP	220,000,000	464,756
6.00%, 5/1/2015	CLP	150,000,000	314,445
6.00%, 2/1/2016	CLP	345,000,000	737,837
6.00%, 8/1/2016	CLP	240,000,000	514,980
6.00%, 1/1/2017	CLP	125,000,000	266,647
6.00%, 2/1/2021	CLP	385,000,000	839,204
6.00%, 3/1/2022	CLP	80,000,000	176,226
8.00%, 6/1/2014	CLP	130,000,000	278,743
Chile Government International Bond 5.50%, 8/5/2020	CLP	300,000,000	667,896

			4,260,734

COLOMBIA — 4.6%
Colombia Government International Bond:
7.75%, 4/14/2021	COP	460,000,000	314,457
9.85%, 6/28/2027	COP	200,000,000	168,294
12.00%, 10/22/2015	COP	440,000,000	300,858
Colombian TES:
7.00%, 5/4/2022	COP	1,500,000,000	874,729
7.25%, 6/15/2016	COP	3,000,000,000	1,767,283
7.50%, 8/26/2026	COP	1,000,000,000	603,698
8.00%, 10/28/2015	COP	740,000,000	441,724
9.25%, 5/14/2014	COP	500,000,000	295,991
10.00%, 7/24/2024	COP	1,000,000,000	720,307
10.25%, 11/14/2013	COP	500,000,000	293,603
11.00%, 7/24/2020	COP	4,000,000,000	2,878,783
11.25%, 10/24/2018	COP	500,000,000	354,073
13.50%, 9/12/2014	COP	3,000,000,000	1,922,372

			10,936,172

CZECH REPUBLIC — 4.4%
Czech Republic Government Bond:
2.75%, 3/31/2014	CZK	5,700,000	300,667
2.80%, 9/16/2013	CZK	9,650,000	503,949
3.40%, 9/1/2015	CZK	25,500,000	1,406,733
3.75%, 9/12/2020	CZK	11,000,000	622,637
3.85%, 9/29/2021	CZK	27,600,000	1,593,929
4.00%, 4/11/2017	CZK	42,200,000	2,422,909
4.20%, 12/4/2036	CZK	10,400,000	599,451
4.60%, 8/18/2018	CZK	7,900,000	472,158
4.70%, 9/12/2022	CZK	19,500,000	1,197,044
5.00%, 4/11/2019	CZK	9,600,000	585,687
5.70%, 5/25/2024	CZK	6,000,000	399,382
6.95%, 1/26/2016	CZK	4,300,000	264,447

			10,368,993

EGYPT — 1.5%
Egypt Government International Bond 5.75%, 4/29/2020 (b)	USD	150,000	150,562
Egypt Treasury Bills:
Zero Coupon, 2/5/2013 (a)	EGP	10,000,000	1,552,772
Zero Coupon, 2/19/2013 (a)	EGP	10,000,000	1,543,370
Zero Coupon, 6/11/2013 (a)	EGP	1,900,000	280,555

			3,527,259

HUNGARY — 3.5%
Hungary Government Bond:
5.50%, 2/12/2014	HUF	155,000,000	690,970
5.50%, 2/12/2016	HUF	152,000,000	661,544
6.00%, 11/24/2023	HUF	9,000,000	36,400
6.50%, 6/24/2019	HUF	150,000,000	657,341
6.75%, 8/22/2014	HUF	255,000,000	1,157,471
6.75%, 2/24/2017	HUF	67,000,000	301,293
6.75%, 11/24/2017	HUF	430,000,000	1,930,564
7.00%, 6/24/2022	HUF	214,000,000	947,127
7.50%, 10/24/2013	HUF	151,500,000	690,479
7.50%, 11/12/2020	HUF	80,200,000	366,569
8.00%, 2/12/2015	HUF	169,500,000	785,977

			8,225,735

INDONESIA — 4.5%
Indonesia Treasury Bond:
6.25%, 4/15/2017	IDR	5,400,000,000	579,352
6.38%, 4/15/2042	IDR	3,500,000,000	356,546
6.63%, 5/15/2033	IDR	2,000,000,000	206,565
7.00%, 5/15/2022	IDR	17,700,000,000	1,983,332
7.00%, 5/15/2027	IDR	7,100,000,000	784,752
7.38%, 9/15/2016	IDR	4,520,000,000	502,184
8.25%, 7/15/2021	IDR	8,840,000,000	1,065,136
8.25%, 6/15/2032	IDR	16,710,000,000	2,029,799
8.38%, 9/15/2026	IDR	500,000,000	61,943
9.50%, 6/15/2015	IDR	6,940,000,000	796,198
9.50%, 7/15/2031	IDR	580,000,000	78,609
9.50%, 5/15/2041	IDR	2,000,000,000	275,548
9.75%, 5/15/2037	IDR	1,250,000,000	174,728

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

10.00%, 9/15/2024	IDR	1,000,000,000	$136,950
10.00%, 2/15/2028	IDR	1,400,000,000	196,096
10.50%, 8/15/2030	IDR	2,600,000,000	379,276
11.00%, 11/15/2020	IDR	4,250,000,000	587,380
11.00%, 9/15/2025	IDR	2,950,000,000	433,912

			10,628,306

ISRAEL — 4.3%
Israel Government Bond — Fixed:
3.50%, 9/30/2013	ILS	1,700,000	439,015
3.50%, 8/31/2014	ILS	6,550,000	1,707,400
4.00%, 1/31/2018	ILS	500,000	132,047
4.25%, 8/31/2016	ILS	5,800,000	1,557,469
4.50%, 1/30/2015	ILS	2,260,000	603,908
5.00%, 1/31/2020	ILS	650,000	178,230
5.50%, 2/28/2017	ILS	3,300,000	929,396
5.50%, 1/31/2022	ILS	4,320,000	1,208,989
5.50%, 1/31/2042	ILS	300,000	77,235
6.00%, 2/28/2019	ILS	6,100,000	1,771,769
6.25%, 10/30/2026	ILS	3,110,000	915,622
Israel Government Bond — Shahar:
6.50%, 1/31/2016	ILS	2,000,000	572,561
7.50%, 3/31/2014	ILS	550,000	150,896

			10,244,537

MALAYSIA — 6.0%
Malaysia Government Bond:
3.20%, 10/15/2015	MYR	1,300,000	425,035
3.31%, 10/31/2017	MYR	1,300,000	424,845
3.42%, 8/15/2022	MYR	300,000	97,048
3.43%, 8/15/2014	MYR	5,280,000	1,738,456
3.50%, 5/31/2027	MYR	600,000	190,710
3.58%, 9/28/2018	MYR	6,150,000	2,030,822
3.74%, 2/27/2015	MYR	4,825,000	1,600,179
4.01%, 9/15/2017	MYR	3,970,000	1,339,138
4.13%, 4/15/2032	MYR	1,400,000	471,938
4.16%, 7/15/2021	MYR	7,440,000	2,534,249
4.23%, 6/30/2031	MYR	1,100,000	376,703
4.26%, 9/15/2016	MYR	3,210,000	1,089,558
4.38%, 11/29/2019	MYR	840,000	290,575
4.39%, 4/15/2026	MYR	2,400,000	841,658
4.50%, 4/15/2030	MYR	100,000	35,437
5.09%, 4/30/2014	MYR	1,950,000	657,941

			14,144,292

MEXICO — 8.9%
Mexican Bonos:
6.00%, 6/18/2015	MXN	29,600,000	2,377,883
6.25%, 6/16/2016	MXN	8,500,000	691,846
6.50%, 6/10/2021	MXN	29,500,000	2,498,886
6.50%, 6/9/2022	MXN	6,000,000	507,502
7.50%, 6/3/2027	MXN	18,120,000	1,628,446
7.75%, 12/14/2017	MXN	6,800,000	595,188
7.75%, 11/13/2042	MXN	5,500,000	496,103
8.00%, 6/11/2020	MXN	5,400,000	494,574
8.50%, 5/31/2029	MXN	33,850,000	3,300,325
8.50%, 11/18/2038	MXN	15,000,000	1,457,969
9.50%, 12/18/2014	MXN	8,800,000	752,956
10.00%, 11/20/2036	MXN	5,800,000	644,926
United Mexican States:
7.00%, 6/19/2014	MXN	37,600,000	3,037,882
7.25%, 12/15/2016	MXN	11,800,000	998,654
8.50%, 12/13/2018	MXN	17,800,000	1,633,206

			21,116,346

PERU — 2.2%
Peru Government Bond 6.95%, 8/12/2031	PEN	1,830,000	842,371
Peruvian Government International Bond:
6.85%, 2/12/2042	PEN	1,720,000	787,497
6.90%, 8/12/2037	PEN	400,000	185,450
7.84%, 8/12/2020	PEN	2,150,000	1,025,525
8.20%, 8/12/2026	PEN	2,810,000	1,458,191
8.60%, 8/12/2017	PEN	1,700,000	802,434
9.91%, 5/5/2015	PEN	265,000	118,604

			5,220,072

PHILIPPINES — 4.4%
Philippine Government Bond:
5.00%, 8/18/2018	PHP	7,000,000	172,172
5.75%, 11/24/2021	PHP	12,000,000	310,526
5.88%, 1/31/2018	PHP	19,400,000	496,975
5.88%, 12/16/2020	PHP	48,000,000	1,245,349
6.25%, 1/27/2014	PHP	21,500,000	545,453
7.00%, 1/27/2016	PHP	56,900,000	1,509,875
7.00%, 3/31/2017	PHP	12,000,000	319,169
7.75%, 2/18/2020	PHP	13,100,000	374,392
7.88%, 2/19/2019	PHP	13,500,000	382,470
8.00%, 7/19/2031	PHP	98,687,338	3,024,114
8.13%, 12/16/2035	PHP	48,100,000	1,497,011
8.38%, 5/22/2015	PHP	4,000,000	109,134
Philippine Government International Bond:
4.95%, 1/15/2021	PHP	10,000,000	252,901
6.25%, 1/14/2036	PHP	10,000,000	266,391

			10,505,932

POLAND — 7.4%
Poland Government Bond:
4.75%, 10/25/2016	PLN	7,100,000	2,263,498
4.75%, 4/25/2017	PLN	1,800,000	574,800
5.00%, 4/25/2016	PLN	2,150,000	689,587
5.25%, 10/25/2017	PLN	3,400,000	1,110,674
5.25%, 10/25/2020	PLN	3,040,000	992,124
5.75%, 10/25/2021	PLN	9,800,000	3,292,516
5.75%, 4/25/2029	PLN	1,430,000	486,331
Republic of Poland:
Zero Coupon, 1/25/2014 (a)	PLN	8,750,000	2,590,681
Zero Coupon, 7/25/2014 (a)	PLN	3,000,000	871,658
5.50%, 4/25/2015	PLN	6,390,000	2,061,483
5.50%, 10/25/2019	PLN	3,900,000	1,294,704
5.75%, 4/25/2014	PLN	1,400,000	448,028
6.25%, 10/24/2015	PLN	3,000,000	993,117

			17,669,201

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

RUSSIA — 4.5%
Russian Foreign Bond — Eurobond 7.85%, 3/10/2018 (b)	RUB	310,000,000	$10,655,823

SOUTH AFRICA — 4.4%
Republic of South Africa:
7.50%, 1/15/2014	ZAR	4,300,000	536,513
8.25%, 9/15/2017	ZAR	8,300,000	1,108,222
8.75%, 12/21/2014	ZAR	5,000,000	653,788
13.50%, 9/15/2015	ZAR	3,120,000	460,675
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	4,900,000	477,638
6.50%, 2/28/2041	ZAR	5,500,000	546,119
6.75%, 3/31/2021	ZAR	14,800,000	1,814,496
7.00%, 2/28/2031	ZAR	8,700,000	962,998
7.25%, 1/15/2020	ZAR	6,950,000	880,969
7.75%, 2/28/2023	ZAR	4,000,000	511,395
8.00%, 12/21/2018	ZAR	11,700,000	1,551,275
10.50%, 12/21/2026	ZAR	6,500,000	996,134

			10,500,222

SOUTH KOREA — 12.5%
Korea Treasury Bond:
2.75%, 9/10/2017	KRW	800,000,000	716,232
3.00%, 12/10/2013	KRW	2,420,000,000	2,181,921
3.25%, 12/10/2014	KRW	3,150,000,000	2,861,025
3.50%, 6/10/2014	KRW	3,710,000,000	3,374,913
3.50%, 9/10/2016	KRW	3,480,000,000	3,203,062
3.75%, 6/10/2013	KRW	1,580,000,000	1,430,472
3.75%, 6/10/2022	KRW	400,000,000	382,089
4.00%, 3/10/2016	KRW	1,000,000,000	932,840
4.00%, 12/10/2031	KRW	1,150,000,000	1,177,034
4.25%, 9/10/2014	KRW	530,000,000	489,796
4.25%, 6/10/2021	KRW	3,367,000,000	3,314,342
4.50%, 3/10/2015	KRW	600,000,000	561,151
4.75%, 12/10/2030	KRW	1,920,000,000	2,133,790
5.00%, 6/10/2020	KRW	1,850,000,000	1,893,797
5.25%, 9/10/2015	KRW	1,890,000,000	1,814,080
5.50%, 12/10/2029	KRW	280,000,000	333,934
5.75%, 9/10/2018	KRW	2,660,000,000	2,760,194

			29,560,672

THAILAND — 4.5%
Thailand Government Bond:
2.80%, 10/10/2017	THB	42,500,000	1,341,981
3.13%, 12/11/2015	THB	18,050,000	583,597
3.25%, 6/16/2017	THB	36,600,000	1,181,862
3.45%, 3/8/2019	THB	24,500,000	790,782
3.58%, 12/17/2027	THB	16,000,000	505,123
3.63%, 5/22/2015	THB	22,400,000	734,719
3.65%, 12/17/2021	THB	39,200,000	1,281,220
3.65%, 6/20/2031	THB	8,000,000	247,605
3.78%, 6/25/2032	THB	10,000,000	313,464
3.85%, 12/12/2025	THB	27,000,000	878,933
3.88%, 6/13/2019	THB	1,000,000	33,174
4.13%, 11/18/2016	THB	8,000,000	267,605
4.75%, 12/20/2024	THB	7,000,000	248,978
4.88%, 6/22/2029	THB	14,500,000	523,117
5.13%, 3/13/2018	THB	2,500,000	87,875
5.25%, 5/12/2014	THB	36,800,000	1,234,904
5.40%, 7/27/2016	THB	1,100,000	38,370
5.67%, 3/13/2028	THB	1,700,000	66,750
5.85%, 3/31/2021	THB	11,700,000	440,848

			10,800,907

TURKEY — 4.5%
Turkey Government Bond:
8.00%, 10/9/2013	TRY	1,930,000	1,082,374
9.00%, 3/5/2014	TRY	1,100,000	624,554
9.00%, 1/27/2016	TRY	1,860,000	1,078,336
9.00%, 3/8/2017	TRY	900,000	526,287
9.50%, 1/12/2022	TRY	2,000,000	1,207,953
10.00%, 12/4/2013	TRY	5,470,000	3,134,679
10.00%, 6/17/2015	TRY	3,500,000	2,067,136
10.50%, 1/15/2020	TRY	1,380,000	868,456

			10,589,775

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $225,978,734)			228,215,644

	Shares
SHORT TERM INVESTMENTS — 4.5%
MONEY MARKET FUNDS — 4.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)		5,581,205	5,581,205
State Street Institutional Liquid Reserves Fund 0.21% (d)(e)		4,931,619	4,931,619

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $10,512,824)			10,512,824

TOTAL INVESTMENTS — 100.7% (g)
(Cost $236,491,558)			238,728,468
OTHER ASSETS & LIABILITIES — (0.7)%			(1,564,137)

NET ASSETS — 100.0%			$237,164,331

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

At September 30, 2012, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		September 30, 2012	for U.S. $	(Depreciation)	Counterparty

10/9/2012	260,000	BRL	$128,044	$127,395	$649	UBS AG London
10/9/2012	3,200,000	EGP	524,114	520,325	3,789	UBS AG London
10/9/2012	18,304,000	EGP	2,997,936	2,976,260	21,676	UBS AG London
10/9/2012	2,600,000	EGP	425,843	424,941	902	UBS AG London
10/9/2012	3,790,000	RUB	121,336	115,495	5,841	UBS AG London
11/8/2012	260,000	BRL	127,572	127,536	36	UBS AG London
11/8/2012	790,000	EGP	128,583	128,723	(140)	UBS AG London
11/8/2012	24,104,000	EGP	3,923,231	3,927,509	(4,278)	UBS AG London
11/8/2012	390,000	RUB	12,426	12,418	8	UBS AG London

					$28,483

Forward Foreign Currency Contracts to Sell:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		September 30, 2012	for U.S. $	(Depreciation)	Counterparty

10/9/2012	260,000	BRL	$128,044	$127,934	$(110)	UBS AG London
10/9/2012	24,104,000	EGP	3,947,894	3,951,980	4,086	UBS AG London
10/9/2012	3,400,000	RUB	108,850	103,610	(5,240)	UBS AG London
10/9/2012	390,000	RUB	12,486	12,476	(10)	UBS AG London

					$(1,274)

					$27,209

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
EGP — Egyptian Pound
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.2%
AEROSPACE & DEFENSE — 1.9%
Aviation Capital Group Corp. 6.75%, 4/6/2021 (a)	$2,850,000	$2,905,290
BE Aerospace, Inc. 5.25%, 4/1/2022	65,415,000	68,031,600
Bombardier, Inc. 7.75%, 3/15/2020 (a)	42,973,000	49,311,517
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017	31,317,000	33,822,360
TransDigm, Inc. 7.75%, 12/15/2018	79,973,000	88,370,165

		242,440,932

AIRLINES — 0.6%
Air Canada 9.25%, 8/1/2015 (a)	29,830,000	31,023,200
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	38,170,000	40,030,788

		71,053,988

AUTO COMPONENTS — 0.8%
Continental Rubber of America Corp. 4.50%, 9/15/2019 (a)	10,919,000	11,153,759
Exide Technologies 8.63%, 2/1/2018	33,842,000	29,315,632
The Goodyear Tire & Rubber Co. 8.25%, 8/15/2020	49,992,000	55,366,140

		95,835,531

AUTOMOBILES — 1.0%
Chrysler Group LLC/CG, Inc. 8.25%, 6/15/2021	83,245,000	88,655,925
Navistar International Corp. 8.25%, 11/1/2021	45,111,000	42,799,061

		131,454,986

BEVERAGES — 0.3%
Constellation Brands, Inc. 4.63%, 3/1/2023	32,483,000	33,132,660

BUILDING PRODUCTS — 1.3%
Associated Materials LLC 9.13%, 11/1/2017	36,370,000	35,642,600
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	51,120,000	55,976,400
Ply Gem Industries, Inc. 8.25%, 2/15/2018	39,725,000	41,462,969
Texas Industries, Inc. 9.25%, 8/15/2020	32,153,000	34,082,180

		167,164,149

CAPITAL MARKETS — 1.2%
PBF Holding Co. LLC/PBF Finance Corp. 8.25%, 2/15/2020 (a)	33,390,000	35,059,500
Offshore Group Investments, Ltd. 11.50%, 8/1/2015	100,460,000	111,008,300

		146,067,800

CHEMICALS — 2.7%
Celanese US Holdings LLC 6.63%, 10/15/2018	29,806,000	32,637,570
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	49,485,000	50,845,838
Ineos Finance PLC 8.38%, 2/15/2019 (a)	50,700,000	53,361,750
LyondellBasell Industries NV 5.00%, 4/15/2019	99,327,000	105,534,937
Momentive Performance Materials, Inc. 9.00%, 1/15/2021	32,400,000	23,490,000
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	26,836,000	27,238,540
Tronox Finance LLC 6.38%, 8/15/2020 (a)	46,298,000	46,760,980

		339,869,615

COMMERCIAL BANKS — 0.5%
CIT Group, Inc.:
4.25%, 8/15/2017	48,662,000	50,502,300
5.50%, 2/15/2019 (a)	12,500,000	13,531,250

		64,033,550

COMMERCIAL SERVICES & SUPPLIES — 3.2%
ARAMARK Holdings Corp. PIK 8.63%, 5/1/2016 (a)	30,407,000	31,167,479
Ceridian Corp. 8.88%, 7/15/2019 (a)	37,000,000	39,960,000
Clean Harbors, Inc. 5.25%, 8/1/2020 (a)	40,054,000	41,255,620
Interactive Data Corp. 10.25%, 8/1/2018	35,245,000	39,650,625
Iron Mountain, Inc. 5.75%, 8/15/2024	50,824,000	50,951,060
RR Donnelley & Sons Co. 7.25%, 5/15/2018	30,250,000	30,023,125
ServiceMaster Co. 7.00%, 8/15/2020 (a)	37,643,000	38,584,075
The Hertz Corp. 6.75%, 4/15/2019	49,425,000	52,143,375
UR Financing Escrow Corp. 7.63%, 4/15/2022 (a)	66,480,000	72,795,600

		396,530,959

COMPUTERS & PERIPHERALS — 2.0%
Fidelity National Information Services, Inc.:
5.00%, 3/15/2022	32,975,000	34,046,687
7.63%, 7/15/2017	7,000,000	7,665,000
iGate Corp. 9.00%, 5/1/2016	38,530,000	42,286,675
Infor US, Inc. 9.38%, 4/1/2019 (a)	50,768,000	56,352,480
NCR Corp. 5.00%, 7/15/2022 (a)	25,589,000	25,844,890
Seagate HDD Cayman 7.75%, 12/15/2018	36,717,000	40,572,285
SunGard Data Systems, Inc. 7.38%, 11/15/2018	45,518,000	48,818,055

		255,586,072

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CONSTRUCTION MATERIALS — 0.3%
Vulcan Materials Co. 7.50%, 6/15/2021	$29,325,000	$33,137,250

CONTAINERS & PACKAGING — 1.3%
Ball Corp. 5.00%, 3/15/2022	37,705,000	39,495,988
Berry Plastics Corp. 9.75%, 1/15/2021	40,700,000	46,398,000
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021	35,490,000	39,571,350
Sealed Air Corp. 8.38%, 9/15/2021 (a)	38,432,000	43,043,840

		168,509,178

DISTRIBUTORS — 1.2%
HD Supply, Inc. 8.13%, 4/15/2019 (a)	63,069,000	68,429,865
McJunkin Red Man Corp. 9.50%, 12/15/2016	43,801,000	47,250,329
VWR Funding, Inc. 7.25%, 9/15/2017 (a)	38,400,000	38,976,000

		154,656,194

DIVERSIFIED CONSUMER SERVICES — 1.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020 (a)	85,168,000	85,168,000
9.00%, 4/15/2019	17,830,000	18,186,600
9.88%, 8/15/2019	32,000,000	34,040,000

		137,394,600

DIVERSIFIED FINANCIAL SERVICES — 4.6%
Ally Financial, Inc. 8.30%, 2/12/2015	98,318,000	108,887,185
Capital One Capital V 10.25%, 8/15/2039	37,780,000	38,913,400
Capital One Capital VI 8.88%, 5/15/2040	11,900,000	12,099,468
CEVA Group PLC 8.38%, 12/1/2017 (a)	39,950,000	38,501,813
General Motors Financial Co., Inc. 4.75%, 8/15/2017 (a)	49,666,000	50,923,046
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.00%, 1/15/2018	106,239,000	113,941,327
International Lease Finance Corp. 8.75%, 3/15/2017	72,617,000	84,961,890
Nuveen Investments, Inc. 9.50%, 10/15/2020 (a)	34,143,000	33,972,285
TransUnion LLC/TransUnion Financing Corp. 11.38%, 6/15/2018	31,958,000	37,630,545
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)	48,770,000	51,086,575

		570,917,534

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.8%
Cricket Communications, Inc. 7.75%, 10/15/2020	81,200,000	79,170,000
Frontier Communications Corp. 8.50%, 4/15/2020	53,585,000	60,551,050
Hughes Satellite Systems Corp. 6.50%, 6/15/2019	55,520,000	59,406,400
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	42,825,000	46,251,000
Intelsat Jackson Holdings SA 7.25%, 4/1/2019	74,983,000	80,981,640
Level 3 Financing, Inc. 8.13%, 7/1/2019	59,285,000	62,990,312
SBA Telecommunications, Inc. 5.75%, 7/15/2020 (a)	40,726,000	42,762,300
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	35,381,000	36,796,240
Virgin Media Finance PLC 8.38%, 10/15/2019	30,458,000	34,645,975
West Corp. 7.88%, 1/15/2019	32,665,000	33,644,950
Wind Acquisition Finance SA 7.25%, 2/15/2018 (a)	68,000,000	64,600,000

		601,799,867

ELECTRIC UTILITIES — 3.8%
Calpine Corp. 7.50%, 2/15/2021 (a)	102,987,000	111,225,960
Dubai Electricity & Water Authority 7.38%, 10/21/2020 (a)	30,275,000	35,391,475
EDP Finance BV 4.90%, 10/1/2019 (a)	41,848,000	38,918,640
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/1/2020	111,792,000	125,766,000
GenOn Energy, Inc. 9.50%, 10/15/2018	33,830,000	38,397,050
NRG Energy, Inc. 7.88%, 5/15/2021	59,250,000	64,434,375
The AES Corp. 7.38%, 7/1/2021	49,974,000	56,970,360

		471,103,860

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Belden, Inc. 5.50%, 9/1/2022 (a)	26,050,000	26,636,125
CDW LLC/CDW Finance Corp. 8.50%, 4/1/2019	65,144,000	70,844,100
General Cable Corp. 5.75%, 10/1/2022 (a)	17,175,000	17,432,625
NXP BV/NXP Funding LLC, Series 1 9.75%, 8/1/2018 (a)	49,345,000	56,746,750

		171,659,600

ENGINEERING & CONSTRUCTION — 0.2%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	33,245,000	30,751,625

FOOD PRODUCTS — 1.6%
Del Monte Corp. 7.63%, 2/15/2019	64,955,000	66,822,456
JBS USA LLC/JBS USA Finance, Inc. 8.25%, 2/1/2020 (a)	35,000,000	34,912,500

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Post Holdings, Inc. 7.38%, 2/15/2022 (a)	$38,200,000	$40,587,500
Smithfield Foods, Inc. 6.63%, 8/15/2022	50,024,000	51,899,900

		194,222,356

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Biomet, Inc. 6.50%, 8/1/2020 (a)	63,015,000	65,299,294
Hologic, Inc. 6.25%, 8/1/2020 (a)	45,903,000	48,657,180
Kinetic Concepts, Inc. 10.50%, 11/1/2018 (a)	87,310,000	92,330,325

		206,286,799

HEALTH CARE PROVIDERS & SERVICES — 5.6%
Apria Healthcare Group, Inc. 11.25%, 11/1/2014	30,225,000	30,980,625
CHS/Community Health Systems, Inc. 8.00%, 11/15/2019	100,065,000	109,821,337
DaVita, Inc.:
5.75%, 8/15/2022	55,192,000	57,399,680
6.63%, 11/1/2020	5,572,000	5,955,075
Emergency Medical Services Corp. 8.13%, 6/1/2019	48,267,000	51,163,020
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (a)	25,723,000	27,394,995
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a)	14,496,000	15,510,720
HCA, Inc. 6.50%, 2/15/2020	148,801,000	165,541,112
Health Management Association, Inc. 7.38%, 1/15/2020	42,755,000	46,389,175
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	45,250,000	43,213,750
Multiplan, Inc. 9.88%, 9/1/2018 (a)	33,091,000	36,565,555
Tenet Healthcare Corp. 6.25%, 11/1/2018	45,955,000	50,665,388
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Series 1 8.00%, 2/1/2018	60,535,000	64,621,113

		705,221,545

HOTELS, RESTAURANTS & LEISURE — 3.0%
Ameristar Casinos, Inc. 7.50%, 4/15/2021	39,864,000	42,853,800
Burger King Corp. 9.88%, 10/15/2018	39,546,000	45,873,360
Caesars Entertainment Operating Co., Inc. 11.25%, 6/1/2017	104,233,000	112,050,475
CityCenter Holdings LLC/CityCenter Finance Corp. 7.63%, 1/15/2016	45,795,000	48,886,163
MGM Resorts International 7.75%, 3/15/2022	50,600,000	52,877,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	64,195,000	71,416,937

		373,957,735

HOUSEHOLD DURABLES — 1.0%
K Hovnanian Enterprises, Inc. 10.63%, 10/15/2016	40,875,000	44,323,828
Shea Homes LP/Shea Homes Funding Corp. 8.63%, 5/15/2019	38,550,000	42,983,250
Spectrum Brands Holdings, Inc. 9.50%, 6/15/2018	38,053,000	42,904,758

		130,211,836

INDUSTRIAL CONGLOMERATES — 0.5%
RBS Global, Inc./Rexnord LLC 8.50%, 5/1/2018	55,890,000	61,618,725

INSURANCE — 0.1%
Hub International, Ltd. 8.13%, 10/15/2018 (a)	13,050,000	13,213,125

INTERNET SOFTWARE & SERVICES — 0.7%
Equinix, Inc. 8.13%, 3/1/2018	39,670,000	44,033,700
Zayo Group LLC/Zayo Capital, Inc. 8.13%, 1/1/2020	38,132,000	41,659,210

		85,692,910

IT SERVICES — 1.7%
First Data Corp. 12.63%, 1/15/2021	148,942,000	154,341,148
GXS Worldwide, Inc. 9.75%, 6/15/2015	37,415,000	38,537,450
Lender Processing Services, Inc. 5.75%, 4/15/2023	18,700,000	18,700,000

		211,578,598

LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Sabre, Inc. 8.50%, 5/15/2019 (a)	5,000,000	5,137,500

MACHINERY — 1.5%
Case New Holland, Inc. 7.88%, 12/1/2017	75,278,000	88,263,455
Huntington Ingalls Industries, Inc. 7.13%, 3/15/2021	29,468,000	31,714,935
SPX Corp. 6.88%, 9/1/2017	29,469,000	32,931,607
The Manitowoc Co, Inc. 8.50%, 11/1/2020	30,085,000	33,657,594

		186,567,591

MEDIA — 9.1%
AMC Entertainment, Inc. 9.75%, 12/1/2020	29,493,000	33,216,491
AMC Networks, Inc. 7.75%, 7/15/2021	35,128,000	39,694,640
CCO Holdings LLC/CCO Holdings Capital Corp. 6.50%, 4/30/2021	74,571,000	79,790,970

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Cengage Learning Acquisitions, Inc. 11.50%, 4/15/2020 (a)	$37,000,000	$39,590,000
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.63%, 11/15/2017 (a)	90,477,000	96,584,197
Clear Channel Communications, Inc. 9.00%, 3/1/2021	87,625,000	77,986,250
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/2017	99,322,000	107,019,455
CSC Holdings LLC 6.75%, 11/15/2021 (a)	49,685,000	54,777,712
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019	31,245,000	30,385,763
DISH DBS Corp. 6.75%, 6/1/2021	98,534,000	107,402,060
Nara Cable Funding, Ltd. 8.88%, 12/1/2018 (a)	50,610,000	46,181,625
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018	54,000,000	60,885,000
Sirius XM Radio, Inc. 8.75%, 4/1/2015 (a)	40,245,000	45,778,688
The McClatchy Co. 11.50%, 2/15/2017	44,830,000	48,192,250
Unitymedia Hessen Gmbh & Co. 8.13%, 12/1/2017 (a)	41,985,000	45,133,875
Univision Communications, Inc. 6.88%, 5/15/2019 (a)	60,000,000	61,800,000
Videotron, Ltd. 5.00%, 7/15/2022	40,347,000	42,162,615
Visant Corp. 10.00%, 10/1/2017	37,438,000	37,063,620
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019 (a)	37,293,000	39,344,115
WMG Acquisition Corp. 11.50%, 10/1/2018	35,500,000	39,937,500

		1,132,926,826

METALS & MINING — 3.3%
FMG Resources August 2006 Pty, Ltd. 7.00%, 11/1/2015 (a)	100,905,000	100,400,475
IAMGOLD Corp. 6.75%, 10/1/2020 (a)	5,000,000	4,900,000
Inmet Mining Corp. 8.75%, 6/1/2020 (a)	74,643,000	77,255,505
JMC Steel Group 8.25%, 3/15/2018 (a)	44,668,000	45,561,360
Molycorp, Inc. 10.00%, 6/1/2020 (a)	33,000,000	32,670,000
Novelis, Inc. 8.75%, 12/15/2020	69,843,000	77,351,122
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	12,225,000	12,500,063
Schaeffler Finance BV 7.75%, 2/15/2017 (a)	28,791,000	31,814,055
United States Steel Corp. 7.38%, 4/1/2020	28,218,000	28,076,910

		410,529,490

MULTILINE RETAIL — 0.4%
Sears Holdings Corp. 6.63%, 10/15/2018	48,420,000	45,151,650

OIL, GAS & CONSUMABLE FUELS — 15.1%
Alpha Natural Resources, Inc. 6.00%, 6/1/2019	43,714,000	36,501,190
Arch Coal, Inc. 7.25%, 6/15/2021	51,036,000	42,615,060
Berry Petroleum Co. 6.38%, 9/15/2022	30,385,000	32,056,175
Carrizo Oil & Gas, Inc. 8.63%, 10/15/2018	29,645,000	31,794,262
Chesapeake Energy Corp.:
6.63%, 8/15/2020	37,431,000	38,600,719
6.78%, 3/15/2019	25,750,000	25,814,375
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021	30,075,000	30,977,250
Cimarex Energy Co. 5.88%, 5/1/2022	37,500,000	39,562,500
Concho Resources, Inc.:
5.50%, 4/1/2023	22,800,000	23,826,000
7.00%, 1/15/2021	13,391,000	14,997,920
Consol Energy, Inc. 8.00%, 4/1/2017	74,051,000	77,383,295
Continental Resources, Inc.:
5.00%, 9/15/2022 (a)	24,500,000	25,602,500
5.00%, 9/15/2022	35,350,000	36,852,375
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.88%, 2/15/2018	35,543,000	38,031,010
Denbury Resources, Inc. 8.25%, 2/15/2020	49,999,000	56,373,872
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	22,629,000	22,487,569
Energy Transfer Equity LP 7.50%, 10/15/2020	89,064,000	101,087,640
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/2017	37,960,000	42,610,100
EP Energy LLC/EP Energy Finance, Inc. 9.38%, 5/1/2020 (a)	100,500,000	109,545,000
EXCO Resources, Inc. 7.50%, 9/15/2018	41,375,000	38,685,625
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	48,937,000	50,405,110
Halcon Resources Corp. 9.75%, 7/15/2020 (a)	38,253,000	39,113,692
Kodiak Oil & Gas Corp. 8.13%, 12/1/2019 (a)	39,880,000	42,272,800
Linn Energy LLC/Linn Energy Finance Corp. 6.25%, 11/1/2019 (a)	90,210,000	89,758,950
MEG Energy Corp. 6.38%, 1/30/2023 (a)	39,658,000	42,334,915

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 10.75%, 10/1/2020 (a)	$20,295,000	$21,157,538
Murray Energy Corp. 10.25%, 10/15/2015 (a)	35,190,000	34,486,200
Newfield Exploration Co.:
5.63%, 7/1/2024	26,700,000	29,637,000
5.75%, 1/30/2022	23,636,000	26,413,230
Oil States International, Inc. 6.50%, 6/1/2019	28,835,000	30,637,188
Peabody Energy Corp. 6.00%, 11/15/2018 (a)	78,035,000	78,035,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II 8.38%, 6/1/2020 (a)	29,970,000	30,944,025
PetroBakken Energy Ltd. 8.63%, 2/1/2020 (a)	45,525,000	47,346,000
Plains Exploration & Production Co.:
6.63%, 5/1/2021	6,889,000	6,992,335
6.75%, 2/1/2022	46,645,000	47,344,675
Precision Drilling Corp. 6.63%, 11/15/2020	30,472,000	32,452,680
QEP Resources, Inc.:
5.25%, 5/1/2023	5,728,000	5,856,880
6.88%, 3/1/2021	24,522,000	27,709,860
Range Resources Corp. 5.00%, 8/15/2022	30,945,000	32,646,975
Samson Investment Co. 9.75%, 2/15/2020 (a)	115,850,000	119,325,500
SandRidge Energy, Inc. 7.50%, 3/15/2021	44,275,000	45,603,250
SESI LLC 7.13%, 12/15/2021	39,992,000	44,191,160
W&T Offshore, Inc. 8.50%, 6/15/2019	33,765,000	36,803,850
WPX Energy, Inc. 6.00%, 1/15/2022	54,385,000	58,463,875

		1,885,337,125

PHARMACEUTICALS — 2.7%
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	37,830,000	41,045,550
Grifols, Inc. 8.25%, 2/1/2018	55,006,000	60,781,630
Mylan, Inc. 7.88%, 7/15/2020 (a)	50,010,000	56,136,225
NBTY, Inc. 9.00%, 10/1/2018	32,985,000	36,695,812
Valeant Pharmaceuticals International 6.88%, 12/1/2018 (a)	50,712,000	53,374,380
VPI Escrow Corp. 6.38%, 10/15/2020 (a)	20,480,000	20,889,600
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Series 1 7.75%, 9/15/2018	63,960,000	68,277,300

		337,200,497

PIPELINES — 1.5%
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.13%, 7/15/2022	37,600,000	39,762,000
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	36,651,000	39,723,453
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.50%, 2/15/2023	37,626,000	39,413,235
Regency Energy Partners LP/Regency Energy Finance Corp. 6.88%, 12/1/2018	29,719,000	31,725,033
Rockies Express Pipeline LLC 5.63%, 4/15/2020 (a)	37,700,000	35,815,000

		186,438,721

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Evergrande Real Estate Group, Ltd. 13.00%, 1/27/2015 (a)	69,725,000	70,509,406
The Rouse Co. LP 6.75%, 11/9/2015	30,685,000	32,372,675

		102,882,081

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)	33,325,000	33,574,938
Country Garden Holdings Co. 11.13%, 2/23/2018 (a)	47,772,000	51,952,050
Kaisa Group Holdings, Ltd. 13.50%, 4/28/2015 (a)	29,790,000	30,981,600
Longfor Properties Co., Ltd. 9.50%, 4/7/2016 (a)	38,950,000	41,676,500
Realogy Corp., Series 1 7.88%, 2/15/2019 (a)	35,815,000	37,605,750
Renhe Commercial Holdings Co., Ltd. 13.00%, 3/10/2016 (a)	28,306,000	14,153,000

		209,943,838

ROAD & RAIL — 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.25%, 1/15/2019	2,000,000	2,177,500
CHC Helicopter SA 9.25%, 10/15/2020	55,200,000	56,718,000

		58,895,500

SEMICONDUCTORS — 1.1%
Freescale Semiconductor, Inc. Series 1 9.25%, 4/15/2018 (a)	67,731,000	73,657,463
Sensata Technologies BV 6.50%, 5/15/2019 (a)	33,690,000	35,964,075
STATS ChipPAC, Ltd. 7.50%, 8/12/2015 (a)	30,335,000	31,700,075

		141,321,613

SOFTWARE — 0.7%
Audatex North America, Inc. 6.75%, 6/15/2018 (a)	41,955,000	44,786,962

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Nuance Communications, Inc. 5.38%, 8/15/2020 (a)	$36,763,000	$37,957,798

		82,744,760

SPECIALTY RETAIL — 3.6%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7.00%, 5/20/2022	50,225,000	54,117,437
Best Buy Co., Inc. 5.50%, 3/15/2021	28,039,000	26,380,774
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a)	27,650,000	28,686,875
DineEquity, Inc. 9.50%, 10/30/2018	38,317,000	43,202,417
Ltd Brands, Inc. 6.63%, 4/1/2021	49,690,000	56,398,150
Michaels Stores, Inc. 7.75%, 11/1/2018	38,740,000	41,548,650
Party City Holdings, Inc. 8.88%, 8/1/2020 (a)	34,919,000	37,188,735
Phillips-Van Heusen Corp. 7.38%, 5/15/2020	30,111,000	34,025,430
Rite Aid Corp. 9.25%, 3/15/2020	45,346,000	46,479,650
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/1/2022	2,950,000	3,141,750
6.88%, 11/15/2019	37,505,000	41,724,313
Toys R Us Property Co. II LLC 8.50%, 12/1/2017	35,900,000	38,682,250

		451,576,431

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Hanesbrands, Inc. 6.38%, 12/15/2020	49,369,000	53,565,365

TOBACCO — 0.3%
Alliance One International, Inc. 10.00%, 7/15/2016	31,292,000	32,387,220

WIRELESS TELECOMMUNICATION SERVICES — 4.5%
Avaya, Inc. 7.00%, 4/1/2019 (a)	51,333,000	47,739,690
Cincinnati Bell, Inc. 8.38%, 10/15/2020	39,100,000	42,032,500
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/2015 (a)	101,060,000	100,049,400
CommScope, Inc. 8.25%, 1/15/2019 (a)	73,915,000	79,828,200
MetroPCS Wireless, Inc. 7.88%, 9/1/2018	49,925,000	53,919,000
Sprint Nextel Corp. 9.00%, 11/15/2018 (a)	146,035,000	175,242,000
Windstream Corp. 7.88%, 11/1/2017	54,335,000	60,719,362

		559,530,152

TOTAL CORPORATE BONDS & NOTES —
(Cost $11,836,591,511)		12,147,239,939

	Shares
SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund 0.21% (c)(d)(e) (Cost $67,386,117)	67,386,117	67,386,117

TOTAL INVESTMENTS — 97.7% (f)
(Cost $11,903,977,628)		12,214,626,056
OTHER ASSETS & LIABILITIES — 2.3%		290,192,995

NET ASSETS — 100.0%		$12,504,819,051

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 37.1% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions
ULC = Unlimited Liability Corporation

SPDR Barclays Capital Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 96.1%
AEROSPACE & DEFENSE — 0.6%
GeoEye, Inc. 9.63%, 10/1/2015	$500,000	$557,500
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017	750,000	810,000
Sequa Corp. 11.75%, 12/1/2015 (a)	500,000	525,000

		1,892,500

AIRLINES — 1.0%
Air Canada 9.25%, 8/1/2015 (a)	750,000	780,000
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	1,450,000	1,520,688
Delta Air Lines, Inc. 9.50%, 9/15/2014 (a)	750,000	787,500
United Air Lines, Inc. 9.88%, 8/1/2013 (a)	224,000	229,040

		3,317,228

AUTO COMPONENTS — 0.7%
Affinia Group, Inc. 9.00%, 11/30/2014	250,000	251,250
American Axle & Manufacturing Holdings, Inc. 9.25%, 1/15/2017 (a)	500,000	558,750
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. 10.63%, 9/1/2017 (a)	158,000	170,245
TRW Automotive, Inc.:
7.00%, 3/15/2014 (a)	500,000	532,500
7.25%, 3/15/2017 (a)	500,000	571,250

		2,083,995

AUTOMOBILES — 0.1%
Hyva Global BV 8.63%, 3/24/2016 (a)	250,000	223,750

BEVERAGES — 1.2%
CEDC Finance Corp. International, Inc. 9.13%, 12/1/2016 (a)	500,000	343,750
Constellation Brands, Inc.:
7.25%, 5/15/2017	2,250,000	2,626,875
8.38%, 12/15/2014	625,000	708,594

		3,679,219

BUILDING PRODUCTS — 2.3%
China Shanshui Cement Group, Ltd. 8.50%, 5/25/2016 (a)	750,000	757,500
Euramax International, Inc. 9.50%, 4/1/2016	250,000	228,750
Hanson Australia Funding, Ltd. 5.25%, 3/15/2013	750,000	763,148
Hanson PLC 6.13%, 8/15/2016	650,000	702,000
Lafarge SA 6.50%, 7/15/2016	1,721,000	1,897,402
Masco Corp.:
4.80%, 6/15/2015	1,250,000	1,316,595
6.13%, 10/3/2016	1,066,000	1,173,283
USG Corp. 6.30%, 11/15/2016	575,000	580,750

		7,419,428

CAPITAL MARKETS — 1.0%
E*TRADE Financial Corp. 6.75%, 6/1/2016	500,000	526,250
Offshore Group Investments, Ltd. 11.50%, 8/1/2015	2,500,000	2,762,500

		3,288,750

CHEMICALS — 1.7%
Georgia Gulf Corp. 9.00%, 1/15/2017 (a)	1,000,000	1,117,500
Huntsman International LLC 5.50%, 6/30/2016	825,000	829,125
Ineos Finance PLC 9.00%, 5/15/2015 (a)	935,000	988,763
Ineos Group Holdings, Ltd. 8.50%, 2/15/2016 (a)	750,000	708,750
MacDermid, Inc. 9.50%, 4/15/2017 (a)	1,250,000	1,304,687
Momentive Performance Materials, Inc. 11.50%, 12/1/2016	500,000	281,250

		5,230,075

COMMERCIAL BANKS — 3.7%
CIT Group, Inc.:
4.25%, 8/15/2017	1,788,000	1,855,619
4.75%, 2/15/2015 (a)	1,771,000	1,846,267
5.00%, 5/15/2017	1,500,000	1,601,250
5.25%, 4/1/2014 (a)	1,000,000	1,042,500
Dresdner Bank AG/New York NY 7.25%, 9/15/2015	1,500,000	1,588,164
Royal Bank of Scotland Group PLC:
5.00%, 11/12/2013	250,000	255,075
5.00%, 10/1/2014	2,900,000	2,986,481
Synovus Financial Corp. 5.13%, 6/15/2017	500,000	487,500

		11,662,856

COMMERCIAL SERVICES — 2.1%
Ceridian Corp.:
11.25%, 11/15/2015	1,750,000	1,723,750
12.25%, 11/15/2015	500,000	497,500
National Money Mart Co. 10.38%, 12/15/2016	1,500,000	1,676,250
PHH Corp. 9.25%, 3/1/2016	750,000	860,625
RR Donnelley & Sons Co.:
6.13%, 1/15/2017	1,000,000	985,000
8.60%, 8/15/2016	750,000	813,750

		6,556,875

COMMERCIAL SERVICES & SUPPLIES — 1.9%
ARAMARK Corp. 8.50%, 2/1/2015	1,500,000	1,535,640
ARAMARK Holdings Corp. PIK 8.63%, 5/1/2016 (a)	1,250,000	1,281,262
Corrections Corp. of America 7.75%, 6/1/2017	1,000,000	1,072,500
DynCorp International, Inc. 10.38%, 7/1/2017	625,000	539,062

SPDR Barclays Capital Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Education Management LLC/Education Management Finance Corp. 8.75%, 6/1/2014	$625,000	$492,188
UR Merger Sub Corp. 10.88%, 6/15/2016	1,000,000	1,112,500

		6,033,152

COMPUTERS & PERIPHERALS — 1.2%
Fidelity National Information Services, Inc. 7.63%, 7/15/2017	900,000	985,500
iGate Corp. 9.00%, 5/1/2016	725,000	795,688
Seagate Technology HDD Holdings 6.80%, 10/1/2016	750,000	830,625
SunGard Data Systems, Inc. 10.25%, 8/15/2015	1,074,000	1,100,850

		3,712,663

CONSTRUCTION MATERIALS — 0.1%
West China Cement, Ltd. 7.50%, 1/25/2016 (a)	250,000	221,875

CONTAINERS & PACKAGING — 1.6%
Ball Corp. 7.13%, 9/1/2016	500,000	541,250
Berry Plastics Corp. 8.25%, 11/15/2015	450,000	470,813
Crown Americas LLC/Crown Americas Capital Corp. III 7.63%, 5/15/2017	850,000	909,500
Graphic Packaging International, Inc. 9.50%, 6/15/2017	576,000	630,720
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	560,000	642,600
Packaging Dynamics Corp. 8.75%, 2/1/2016 (a)	500,000	527,500
Sealed Air Corp.:
5.63%, 7/15/2013 (a)	250,000	256,250
7.88%, 6/15/2017	875,000	936,250

		4,914,883

DISTRIBUTORS — 0.8%
McJunkin Red Man Corp. 9.50%, 12/15/2016	1,500,000	1,618,125
VWR Funding, Inc. 7.25%, 9/15/2017 (a)	1,000,000	1,015,000

		2,633,125

DIVERSIFIED CONSUMER SERVICES — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU 7.75%, 10/15/2016	1,750,000	1,824,375

DIVERSIFIED FINANCIAL SERVICES — 8.2%
Air Lease Corp.:
4.50%, 1/15/2016 (a)	1,000,000	1,000,000
5.63%, 4/1/2017 (a)	1,250,000	1,275,000
Aircastle, Ltd. 6.75%, 4/15/2017	1,000,000	1,077,500
Ally Financial, Inc.:
4.50%, 2/11/2014	2,073,000	2,119,642
4.63%, 6/26/2015	500,000	512,749
5.50%, 2/15/2017	1,500,000	1,567,924
8.30%, 2/12/2015	1,875,000	2,076,562
CNH Capital LLC 6.25%, 11/1/2016 (a)	250,000	271,563
Credit Acceptance Corp. 9.13%, 2/1/2017	250,000	275,625
General Motors Financial Co., Inc. 4.75%, 8/15/2017 (a)	1,485,000	1,522,585
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75%, 1/15/2016	1,500,000	1,563,750
International Lease Finance Corp.:
4.88%, 4/1/2015	750,000	779,559
5.63%, 9/20/2013	750,000	773,438
5.75%, 5/15/2016	750,000	795,182
6.38%, 3/25/2013	1,250,000	1,275,000
8.63%, 9/15/2015	750,000	854,062
8.75%, 3/15/2017	1,500,000	1,755,000
Leucadia National Corp. 8.13%, 9/15/2015	750,000	845,625
Nuveen Investments, Inc. 9.13%, 10/15/2017 (a)	1,900,000	1,885,750
Springleaf Finance Corp.:
5.75%, 9/15/2016	2,000,000	1,726,240
5.85%, 6/1/2013	2,000,000	1,990,000

		25,942,756

DIVERSIFIED TELECOMMUNICATION SERVICES — 8.0%
Brightstar Corp. 9.50%, 12/1/2016 (a)	500,000	536,875
Cricket Communications, Inc. 7.75%, 5/15/2016	1,665,000	1,756,575
Frontier Communications Corp.:
6.25%, 1/15/2013	2,025,000	2,050,312
8.25%, 4/15/2017	1,375,000	1,560,625
Integra Telecom Holdings, Inc. 10.75%, 4/15/2016 (a)	750,000	766,875
Intelsat Jackson Holdings SA 11.25%, 6/15/2016	395,000	412,281
Intelsat Luxembourg SA 11.25%, 2/4/2017	4,500,000	4,758,750
PAETEC Holding Corp. 8.88%, 6/30/2017	1,500,000	1,627,500
Sable International Finance, Ltd. 7.75%, 2/15/2017 (a)	750,000	789,375
Sprint Nextel Corp. 9.13%, 3/1/2017	3,500,000	3,963,750
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	1,583,000	1,646,320
Trilogy International Partners LLC/Trilogy International Finance, Inc. 10.25%, 8/15/2016 (a)(b)	250,000	203,750
Virgin Media Finance PLC 9.50%, 8/15/2016	1,375,000	1,522,813
West Corp. 11.00%, 10/15/2016	585,000	608,400
Wind Acquisition Finance SA 11.75%, 7/15/2017 (a)	3,100,000	2,921,750

		25,125,951

SPDR Barclays Capital Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

ELECTRIC UTILITIES — 3.8%
Calpine Construction Finance Co. LP/CCFC Finance Corp. 8.00%, 6/1/2016 (a)	$1,250,000	$1,343,750
DPL, Inc. 6.50%, 10/15/2016 (a)	1,250,000	1,371,875
Edison Mission Energy 7.00%, 5/15/2017	1,750,000	905,625
EDP Finance BV 5.38%, 11/2/2012 (a)	1,500,000	1,503,643
GenOn Energy, Inc. 7.63%, 6/15/2014	975,000	1,040,813
Intergen NV 9.00%, 6/30/2017 (a)	1,500,000	1,443,750
RRI Energy, Inc. 7.88%, 6/15/2017	1,125,000	1,198,125
Texas Competitive Electric Holdings Co. LLC 10.25%, 11/1/2015	2,000,000	540,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 10.25%, 11/1/2015	1,500,000	390,000
The AES Corp.:
7.75%, 3/1/2014	625,000	671,875
9.75%, 4/15/2016	1,250,000	1,493,750

		11,903,206

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
WireCo WorldGroup, Inc. 9.50%, 5/15/2017	550,000	588,500

ENERGY EQUIPMENT & SERVICES — 0.3%
Bristow Group, Inc. 7.50%, 9/15/2017	1,000,000	1,041,500

FOOD PRODUCTS — 1.6%
Dean Foods Co. 7.00%, 6/1/2016	653,000	705,240
Harbinger Group, Inc. 10.63%, 11/15/2015	250,000	267,813
Ingles Markets, Inc. 8.88%, 5/15/2017	725,000	781,187
JBS USA LLC/JBS USA Finance, Inc. 11.63%, 5/1/2014	850,000	954,125
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
8.25%, 9/1/2017	500,000	541,875
9.25%, 4/1/2015	571,000	583,848
Smithfield Foods, Inc. 7.75%, 7/1/2017	1,000,000	1,125,000

		4,959,088

GAS UTILITIES — 0.2%
Sabine Pass LNG LP 7.25%, 11/30/2013	500,000	532,500

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Accellent, Inc. 8.38%, 2/1/2017	500,000	513,750
Alere, Inc. 9.00%, 5/15/2016	590,000	629,825
Bausch & Lomb, Inc. 9.88%, 11/1/2015	650,000	668,688
DJO Finance LLC/DJO Finance Corp. 10.88%, 11/15/2014	500,000	517,500
Fresenius US Finance II, Inc. 9.00%, 7/15/2015 (a)	750,000	864,375

		3,194,138

HEALTH CARE PROVIDERS & SERVICES — 3.8%
Apria Healthcare Group, Inc. 11.25%, 11/1/2014	850,000	871,250
Capella Healthcare, Inc. 9.25%, 7/1/2017	750,000	799,687
Fresenius Medical Care US Finance, Inc. 6.88%, 7/15/2017	500,000	575,000
HCA, Inc.:
5.75%, 3/15/2014	1,250,000	1,312,500
6.25%, 2/15/2013	750,000	760,313
6.50%, 2/15/2016	2,250,000	2,475,000
6.75%, 7/15/2013	948,000	981,180
Health Management Associates, Inc. 6.13%, 4/15/2016	750,000	817,500
Health Net, Inc. 6.38%, 6/1/2017	500,000	522,500
Radiation Therapy Services, Inc.:
8.88%, 1/15/2017	750,000	723,750
9.88%, 4/15/2017	250,000	181,875
Tenet Healthcare Corp. 9.25%, 2/1/2015	750,000	843,750
Universal Health Services, Inc. 7.13%, 6/30/2016	875,000	995,312

		11,859,617

HOTELS, RESTAURANTS & LEISURE — 4.3%
Caesars Entertainment Operating Co., Inc.:
10.75%, 2/1/2016	574,000	457,765
11.25%, 6/1/2017	3,675,000	3,950,625
CityCenter Holdings LLC/CityCenter Finance Corp. 7.63%, 1/15/2016	1,425,000	1,521,187
Marina District Finance Co., Inc. 9.50%, 10/15/2015	750,000	756,562
MGM Mirage, Inc.:
6.63%, 7/15/2015	1,872,000	2,003,040
7.63%, 1/15/2017	875,000	927,500
13.00%, 11/15/2013	625,000	704,688
MGM Resorts International:
7.50%, 6/1/2016	1,500,000	1,605,000
10.00%, 11/1/2016	500,000	572,500
10.38%, 5/15/2014	500,000	562,500
Royal Caribbean Cruises, Ltd. 7.25%, 6/15/2016	500,000	558,750

		13,620,117

HOUSEHOLD DURABLES — 1.9%
Centex Corp. 6.50%, 5/1/2016	500,000	560,000
DR Horton, Inc. 4.75%, 5/15/2017	1,000,000	1,065,000
Jarden Corp. 7.50%, 5/1/2017	1,144,000	1,309,880
K Hovnanian Enterprises, Inc. 10.63%, 10/15/2016	1,000,000	1,084,375

SPDR Barclays Capital Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Lennar Corp.:
Series B 5.60%, 5/31/2015	$875,000	$931,875
12.25%, 6/1/2017	500,000	670,000
Simmons Bedding Co. 11.25%, 7/15/2015 (a)	500,000	517,750

		6,138,880

HOUSEHOLD PRODUCTS — 0.2%
American Achievement Corp. 10.88%, 4/15/2016 (a)	750,000	650,625

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Edison Mission Energy:
7.50%, 6/15/2013	500,000	275,000
7.75%, 6/15/2016	950,000	494,000

		769,000

INDUSTRIAL CONGLOMERATES — 0.2%
SPX Corp. 7.63%, 12/15/2014	655,000	720,500

IT SERVICES — 2.0%
First Data Corp.:
9.88%, 9/24/2015	500,000	510,000
11.25%, 3/31/2016	3,375,000	3,273,750
First Data Corp. PIK 10.55%, 9/24/2015	1,000,000	1,023,750
GXS Worldwide, Inc. 9.75%, 6/15/2015	884,000	910,520
Lender Processing Services, Inc. 8.13%, 7/1/2016	500,000	522,500

		6,240,520

LEISURE EQUIPMENT & PRODUCTS — 1.2%
Easton-Bell Sports, Inc. 9.75%, 12/1/2016	410,000	443,313
Equinox Holdings, Inc. 9.50%, 2/1/2016 (a)	500,000	531,250
NCL Corp. Ltd. 11.75%, 11/15/2016	500,000	576,250
Royal Caribbean Cruises, Ltd.:
6.88%, 12/1/2013	250,000	263,125
7.00%, 6/15/2013	1,000,000	1,032,500
Sabre Holdings Corp. 8.35%, 3/15/2016	500,000	507,500
Travelport LLC 9.88%, 9/1/2014	500,000	400,000

		3,753,938

MACHINERY — 0.9%
Case New Holland, Inc. 7.75%, 9/1/2013	1,625,000	1,700,156
SPX Corp. 6.88%, 9/1/2017	1,000,000	1,117,500

		2,817,656

MEDIA — 7.0%
Affinion Group, Inc. 11.50%, 10/15/2015	250,000	207,500
Cablevision Systems Corp. 8.63%, 9/15/2017	1,250,000	1,453,125
CCH II LLC/CH II Capital Corp. 13.50%, 11/30/2016	1,750,000	1,898,750
Cengage Learn Aquisitions, Inc. 10.50%, 1/15/2015 (a)	750,000	625,312
Clear Channel Communications, Inc.:
5.50%, 9/15/2014	750,000	675,000
10.75%, 8/1/2016	500,000	350,000
DISH DBS Corp.:
4.63%, 7/15/2017 (a)	700,000	715,750
6.63%, 10/1/2014	1,600,000	1,736,000
7.13%, 2/1/2016	2,000,000	2,210,000
7.75%, 5/31/2015	1,375,000	1,546,875
Gray Television, Inc. 10.50%, 6/29/2015	500,000	541,875
Lamar Media Corp. 9.75%, 4/1/2014	250,000	280,000
Lions Gate Entertainment, Inc. 10.25%, 11/1/2016 (a)	500,000	556,250
Mediacom Broadband LLC/Mediacom Broadband Corp. 8.50%, 10/15/2015	1,000,000	1,015,800
Mohegan Tribal Gaming Authority 10.50%, 12/15/2016 (a)	600,000	546,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 8.88%, 4/15/2017 (a)	250,000	264,375
Peninsula Gaming LLC/Peninsula Gaming Corp. 10.75%, 8/15/2017	500,000	565,000
Pinnacle Entertainment, Inc. 8.63%, 8/1/2017	500,000	546,250
Quebecor Media, Inc. 7.75%, 3/15/2016	1,250,000	1,287,500
Shingle Springs Tribal Gaming Authority 9.38%, 6/15/2015 (a)	250,000	206,250
Sirius XM Radio, Inc. 8.75%, 4/1/2015 (a)	1,500,000	1,706,250
The McClatchy Co. 11.50%, 2/15/2017	1,250,000	1,343,750
WMG Acquisition Corp. 9.50%, 6/15/2016	1,500,000	1,636,875

		21,914,487

METALS & MINING — 4.5%
China Oriental Group Co., Ltd. 8.00%, 8/18/2015 (a)	500,000	485,000
Commercial Metals Co. 6.50%, 7/15/2017	410,000	430,500
Consolidated Minerals Ltd. 8.88%, 5/1/2016 (a)	250,000	205,000
Edgen Murray Corp. 12.25%, 1/15/2015	625,000	667,187
Essar Steel Algoma, Inc.:
9.38%, 3/15/2015 (a)	1,000,000	952,500
9.88%, 6/15/2015 (a)	250,000	198,125
Ferrexpo Finance PLC 7.88%, 4/7/2016 (a)	750,000	708,750
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)	1,250,000	1,162,500
6.38%, 2/1/2016 (a)	500,000	486,250
7.00%, 11/1/2015 (a)	3,250,000	3,233,750
Mueller Water Products, Inc. 7.38%, 6/1/2017	625,000	640,625

SPDR Barclays Capital Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Ryerson, Inc. 12.00%, 11/1/2015	$500,000	$516,250
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	750,000	766,875
Schaeffler Finance BV 7.75%, 2/15/2017 (a)	750,000	828,750
Steel Dynamics, Inc. 6.75%, 4/1/2015	1,325,000	1,344,875
United States Steel Corp. 6.05%, 6/1/2017	1,000,000	992,500
Winsway Coking Coal Holding, Ltd. 8.50%, 4/8/2016 (a)	750,000	577,500

		14,196,937

MULTILINE RETAIL — 1.0%
Rite Aid Corp. 9.50%, 6/15/2017	850,000	874,438
SUPERVALU, Inc. 8.00%, 5/1/2016	2,500,000	2,231,250

		3,105,688

OIL, GAS & CONSUMABLE FUELS — 10.1%
Afren PLC 11.50%, 2/1/2016 (a)	500,000	569,859
Arch Coal, Inc. 8.75%, 8/1/2016	1,250,000	1,225,000
Aurora USA Oil & Gas, Inc. 9.88%, 2/15/2017 (a)	500,000	532,500
Chesapeake Energy Corp. 9.50%, 2/15/2015	3,625,000	3,992,031
Cie Generale de Geophysique — Veritas 7.75%, 5/15/2017	500,000	520,000
CITIC Resources Finance 2007, Ltd. 6.75%, 5/15/2014 (a)	1,000,000	1,045,000
Coffeyville Resources LLC/Coffeyville Finance, Inc. 9.00%, 4/1/2015 (a)	250,000	266,875
Consol Energy, Inc. 8.00%, 4/1/2017	2,000,000	2,090,000
Denbury Resources, Inc. 9.75%, 3/1/2016	500,000	537,500
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	278,000	276,263
El Paso Corp. 7.00%, 6/15/2017	1,148,000	1,317,337
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	960,000	988,800
Foresight Energy LLC/Foresight Energy Corp. 9.63%, 8/15/2017 (a)	1,000,000	1,062,500
Forest Oil Corp. 8.50%, 2/15/2014	750,000	811,875
Hidili Industry International Development, Ltd. 8.63%, 11/4/2015 (a)	500,000	392,500
Kinder Morgan Finance Co. ULC 5.70%, 1/5/2016	1,125,000	1,214,421
Maritimes & Northeast Pipeline LLC 7.50%, 5/31/2014 (a)	878,400	934,152
MIE Holdings Corp. 9.75%, 5/12/2016 (a)	250,000	258,125
Murray Energy Corp. 10.25%, 10/15/2015 (a)	1,000,000	980,000
Peabody Energy Corp. 7.38%, 11/1/2016	750,000	849,375
Quicksilver Resources, Inc. 11.75%, 1/1/2016	1,500,000	1,515,000
Rockies Express Pipeline LLC 3.90%, 4/15/2015 (a)	1,000,000	985,000
Sabine Pass LNG LP 7.50%, 11/30/2016	2,750,000	2,970,000
SandRidge Energy, Inc. 9.88%, 5/15/2016	750,000	817,500
Seadrill, Ltd. 5.63%, 9/15/2017 (a)	1,400,000	1,410,500
Stone Energy Corp. 8.63%, 2/1/2017	750,000	802,500
Sunoco, Inc. 5.75%, 1/15/2017	1,125,000	1,244,531
Tesoro Corp. 4.25%, 10/1/2017	225,000	231,750
Vulcan Materials Co. 6.50%, 12/1/2016	500,000	548,750
WPX Energy, Inc. 5.25%, 1/15/2017	1,250,000	1,350,000

		31,739,644

PAPER & FOREST PRODUCTS — 0.4%
Longview Fibre Paper & Packaging, Inc. 8.00%, 6/1/2016 (a)	750,000	781,875
Sappi Papier Holding GmbH 7.75%, 7/15/2017 (a)	450,000	481,500

		1,263,375

PHARMACEUTICALS — 0.7%
Mylan, Inc./PA 7.63%, 7/15/2017 (a)	500,000	553,750
Valeant Pharmaceuticals International 6.50%, 7/15/2016 (a)	1,477,000	1,549,004

		2,102,754

REAL ESTATE — 0.3%
CBRE Services, Inc. 11.63%, 6/15/2017	500,000	560,000
Crescent Resources LLC/Crescent Ventures, Inc. 10.25%, 8/15/2017 (a)	500,000	520,000

		1,080,000

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Evergrande Real Estate Group, Ltd. 13.00%, 1/27/2015 (a)	2,000,000	2,022,500
Felcor Lodging LP 10.00%, 10/1/2014	750,000	860,625
Host Hotels & Resorts LP:
6.75%, 6/1/2016	609,000	625,747
9.00%, 5/15/2017	500,000	545,000
iStar Financial, Inc.:
Series B 5.95%, 10/15/2013	550,000	550,000
8.63%, 6/1/2013	500,000	515,000
The Rouse Co. LP 6.75%, 11/9/2015	1,396,000	1,472,780

		6,591,652

SPDR Barclays Capital Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.6%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)	$750,000	$755,625
Atlantic Finance, Ltd. 10.75%, 5/27/2014 (a)	1,250,000	1,360,975
Country Garden Holdings Co., Ltd. 11.25%, 4/22/2017 (a)	1,625,000	1,771,250
Kaisa Group Holdings, Ltd. 13.50%, 4/28/2015 (a)	750,000	780,000
Longfor Properties Co., Ltd. 9.50%, 4/7/2016 (a)	750,000	802,500
Realogy Corp. 11.50%, 4/15/2017	1,000,000	1,072,500
Renhe Commercial Holdings Co., Ltd. 13.00%, 3/10/2016 (a)	500,000	250,000
Shanghai Industrial Urban Development Group Ltd. 9.75%, 7/23/2014 (a)	250,000	266,250
Shimao Property Holdings, Ltd. 8.00%, 12/1/2016 (a)	500,000	502,500
Susser Holdings LLC/Susser Finance Corp. 8.50%, 5/15/2016	540,000	581,175

		8,142,775

RETAIL — 0.2%
Tops Holding Corp./Tops Markets LLC 10.13%, 10/15/2015	500,000	526,875

SEMICONDUCTORS — 0.2%
STATS ChipPAC, Ltd. 7.50%, 8/12/2015 (a)	500,000	522,500

SPECIALTY RETAIL — 2.8%
Best Buy Co., Inc. 3.75%, 3/15/2016	1,479,000	1,415,989
Dollar General Corp. 4.13%, 7/15/2017	610,000	637,450
Limited Brands, Inc. 6.90%, 7/15/2017	1,000,000	1,150,000
Michaels Stores, Inc. 11.38%, 11/1/2016	500,000	523,800
Rite Aid Corp.:
7.50%, 3/1/2017	1,000,000	1,027,500
9.75%, 6/12/2016	250,000	273,750
10.38%, 7/15/2016	945,000	999,337
The Neiman Marcus Group, Inc. 10.38%, 10/15/2015	391,000	398,820
Toys R Us - Delaware, Inc. 7.38%, 9/1/2016 (a)	500,000	508,750
Toys R Us Property Co. I LLC 10.75%, 7/15/2017	1,125,000	1,226,250
Toys R Us, Inc. 10.38%, 8/15/2017 (a)	750,000	766,875

		8,928,521

TELECOMMUNICATIONS — 0.3%
Sorenson Communications, Inc. 10.50%, 2/1/2015 (a)	1,000,000	877,500

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Hanesbrands, Inc. 8.00%, 12/15/2016	1,000,000	1,105,010
Mohawk Industries, Inc. 6.38%, 1/15/2016	1,250,000	1,406,250
Quiksilver, Inc. 6.88%, 4/15/2015	629,000	625,855

		3,137,115

THRIFTS & MORTGAGE FINANCE — 0.2%
Zoomlion HK SPV Co., Ltd. 6.88%, 4/5/2017 (a)	500,000	510,000

TOBACCO — 0.2%
Alliance One International, Inc. 10.00%, 7/15/2016	550,000	569,250

TRANSPORTATION INFRASTRUCTURE — 0.4%
AWAS Aviation Capital, Ltd. 7.00%, 10/17/2016 (a)	428,000	453,680
CMA CGM SA 8.50%, 4/15/2017 (a)	500,000	347,500
Florida East Coast Railway Corp. 8.13%, 2/1/2017	500,000	526,250

		1,327,430

WIRELESS TELECOMMUNICATION SERVICES — 3.5%
Avaya, Inc. 9.75%, 11/1/2015	1,000,000	887,500
Avaya, Inc. PIK 10.13%, 11/1/2015	1,000,000	892,500
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/2015 (a)	4,500,000	4,451,250
Crown Castle International Corp. 9.00%, 1/15/2015	1,475,000	1,581,937
Nextel Communications, Inc. Series D 7.38%, 8/1/2015	640,000	642,400
Sprint Nextel Corp. 8.38%, 8/15/2017	1,500,000	1,668,750
Windstream Corp. 8.13%, 8/1/2013	1,000,000	1,050,000

		11,174,337

TOTAL CORPORATE BONDS & NOTES —
(Cost $300,437,828)		302,264,081

	Shares
SHORT TERM INVESTMENT — 2.4%
MONEY MARKET FUND — 2.4%
State Street Institutional Liquid Reserves Fund 0.21% (c)(d)(e) (Cost $7,738,130)	7,738,130	7,738,130

TOTAL INVESTMENTS — 98.5% (f)
(Cost $308,175,958)		310,002,211
OTHER ASSETS & LIABILITIES — 1.5%		4,564,837

NET ASSETS — 100.0%		$314,567,048

SPDR Barclays Capital Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 26.2% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions
ULC = Unlimited Liability Corporation

SPDR Barclays Capital Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 95.9%
AEROSPACE & DEFENSE — 0.4%
United Technologies Corp. 0.92%, 6/1/2015 (a)	$50,000	$50,604

AUTOMOBILES — 1.6%
Daimler Finance North America LLC 1.60%, 9/13/2013 (a)(b)	114,000	114,799
Volkswagen International Finance NV 0.97%, 4/1/2014 (a)(b)	80,000	80,309

		195,108

BEVERAGES — 3.4%
Anheuser-Busch InBev Worldwide, Inc.:
1.00%, 1/27/2014 (a)	100,000	100,709
1.10%, 3/26/2013 (a)	91,000	91,345
PepsiCo, Inc. 0.52%, 5/10/2013 (a)	50,000	50,043
The Coca-Cola Co. 0.34%, 3/14/2014 (a)	175,000	175,166

		417,263

CAPITAL MARKETS — 7.8%
Morgan Stanley 2.05%, 1/24/2014 (a)(c)	438,000	439,466
Svensk Exportkredit AB 1.19%, 8/14/2014 (a)	100,000	100,842
The Goldman Sachs Group, Inc.:
0.82%, 3/22/2016 (a)(c)	50,000	48,056
0.96%, 9/29/2014 (a)(c)	366,000	362,063

		950,427

CHEMICALS — 1.2%
EI du Pont de Nemours & Co. 0.79%, 3/25/2014 (a)	150,000	150,978

COMMERCIAL BANKS — 38.1%
Abbey National Treasury Services PLC 2.03%, 4/25/2014 (a)	111,000	110,167
African Development Bank 0.77%, 8/4/2014 (a)	76,000	76,257
ANZ National International Ltd./New Zealand 1.38%, 12/20/2013 (a)(b)	150,000	151,303
Australia & New Zealand Banking Group Ltd. 1.20%, 1/10/2014 (a)(b)	195,000	196,090
Bank of Montreal 0.92%, 4/29/2014 (a)	20,000	20,124
Bank of Nova Scotia 0.76%, 10/18/2012 (a)	192,000	192,054
Barclays Bank PLC 1.50%, 1/13/2014 (a)	138,000	138,564
BB&T Corp. 1.15%, 4/28/2014 (a)	150,000	150,927
BNP Paribas SA:
0.86%, 4/8/2013 (a)	122,000	121,780
1.36%, 1/10/2014 (a)	65,000	65,024
Commonwealth Bank of Australia:
0.87%, 6/25/2014 (a)(b)	50,000	50,378
0.93%, 3/19/2013 (a)(b)	300,000	300,726
1.12%, 3/17/2014 (a)(b)	100,000	100,425
1.14%, 8/7/2013 (a)(b)	30,000	30,093
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.65%, 7/25/2013 (a)	92,000	92,070
Credit Agricole SA/London 1.90%, 1/21/2014 (a)(b)	114,000	114,363
Danske Bank A/S 1.51%, 4/14/2014 (a)(b)	20,000	19,789
Dexia Credit Local/New York 0.81%, 3/5/2013 (a)(b)	92,000	91,827
Fifth Third Bank/Ohio 0.54%, 5/17/2013 (a)	50,000	49,935
HSBC Bank PLC 0.86%, 5/15/2013 (a)(b)	244,000	244,672
ING Bank NV 1.44%, 3/15/2013 (a)(b)	164,000	164,536
Inter-American Development Bank 0.88%, 5/20/2014 (a)	76,000	76,700
Intesa Sanpaolo SpA 2.83%, 2/24/2014 (a)(b)(c)	114,000	112,300
Kfw Bakengruppe:
0.39%, 3/17/2014 (a)	190,000	189,815
0.64%, 1/17/2014 (a)	75,000	75,131
Kommunalbanken AS 0.56%, 4/1/2015 (a)(b)	100,000	99,926
Landwirtschaftliche Rentenbank 0.58%, 1/28/2014 (a)(b)	76,000	75,947
Lloyds TSB Bank PLC 2.80%, 1/24/2014 (a)	92,000	93,679
National Australia Bank, Ltd. 1.17%, 12/10/2013 (a)(b)	182,000	182,537
Nordea Bank AB 1.36%, 1/14/2014 (a)(b)	35,000	35,179
PNC Funding Corp. 0.65%, 1/31/2014 (a)	116,000	115,812
Royal Bank of Canada 0.76%, 4/17/2014 (a)	122,000	122,380
Standard Chartered PLC 1.39%, 5/12/2014 (a)(b)	15,000	15,002
SunTrust Bank/Atlanta GA 0.72%, 8/24/2015 (a)	50,000	48,234
The Bank of New York Mellon Corp. 0.72%, 1/31/2014 (a)	76,000	76,227
The Toronto-Dominion Bank:
0.63%, 7/26/2013 (a)	74,000	74,139
0.76%, 7/14/2014 (a)	100,000	100,482
UBS AG/Stamford CT 1.45%, 1/28/2014 (a)	27,000	27,110
Wachovia Corp.:
0.83%, 10/15/2016 (a)	25,000	24,190
2.21%, 5/1/2013 (a)	232,000	234,350
Wells Fargo & Co.:
0.65%, 10/28/2015 (a)	50,000	49,424
1.29%, 6/26/2015 (a)(c)	40,000	40,301
Westpac Banking Corp.:
0.58%, 12/14/2012 (a)(b)	80,000	80,008
0.81%, 6/14/2013 (a)(b)	214,000	214,505

		4,644,482

COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc. 0.64%, 3/14/2014 (a)	190,000	190,812

SPDR Barclays Capital Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

COMPUTERS & PERIPHERALS — 3.1%
Dell, Inc. 0.96%, 4/1/2014 (a)	$145,000	$146,101
Hewlett-Packard Co.:
0.71%, 5/24/2013 (a)	192,000	192,004
1.93%, 9/19/2014 (a)	45,000	45,541

		383,646

CONSUMER FINANCE — 0.8%
Caterpillar Financial Services Corp. 0.79%, 2/9/2015 (a)	100,000	100,483

DIVERSIFIED FINANCIAL SERVICES — 20.8%
American Express Credit Corp. 1.22%, 6/24/2014 (a)	92,000	92,971
Bank of America Corp. 1.87%, 1/30/2014 (a)	391,000	393,803
BlackRock, Inc. 0.73%, 5/24/2013 (a)	50,000	50,121
BRFkredit A/S 0.71%, 4/15/2013 (a)(b)	50,000	50,003
Citigroup, Inc.:
0.68%, 6/9/2016 (a)	75,000	69,313
0.72%, 11/5/2014 (a)	50,000	49,224
1.28%, 2/15/2013 (a)(c)	214,000	214,418
2.44%, 8/13/2013 (a)	100,000	101,337
Credit Suisse USA, Inc. 0.71%, 4/12/2013 (a)	176,000	176,191
General Electric Capital Corp.:
0.59%, 5/8/2013 (a)	220,000	220,153
0.65%, 9/15/2014 (a)	40,000	39,785
0.66%, 1/8/2016 (a)	40,000	39,169
0.95%, 10/25/2013 (a)	20,000	20,075
1.31%, 5/9/2016 (a)	125,000	125,076
HSBC Finance Corp. 0.85%, 6/1/2016 (a)	80,000	76,440
John Deere Capital Corp.:
0.61%, 7/15/2013 (a)	50,000	50,084
0.70%, 4/25/2014 (a)	25,000	25,051
0.86%, 10/4/2013 (a)	100,000	100,421
JPMorgan Chase & Co.:
1.08%, 2/26/2013 (a)	292,000	292,887
1.14%, 5/2/2014 (a)	165,000	166,176
1.43%, 3/20/2015 (a)	50,000	50,486
SLM Corp. 0.75%, 1/27/2014 (a)	50,000	48,556
The Western Union Co. 0.99%, 3/7/2013 (a)	50,000	50,132
Toyota Motor Credit Corp. 0.86%, 1/17/2014 (a)	30,000	30,088

		2,531,960

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Verizon Communications, Inc. 0.97%, 3/28/2014 (a)	42,000	42,324

FOOD & STAPLES RETAILING — 0.2%
Walgreen Co. 0.90%, 3/13/2014 (a)	20,000	20,025

FOOD PRODUCTS — 1.6%
Campbell Soup Co. 0.74%, 8/1/2014 (a)	100,000	100,462
General Mills, Inc. 0.79%, 5/16/2014 (a)	100,000	100,341

		200,803

HOUSEHOLD PRODUCTS — 1.2%
The Procter & Gamble Co.:
0.34%, 2/14/2014 (a)	100,000	100,049
0.36%, 2/6/2014 (a)	50,000	50,038

		150,087

INSURANCE — 4.1%
Berkshire Hathaway, Inc. 0.87%, 2/11/2013 (a)	238,000	238,528
MetLife Institutional Funding II 1.36%, 4/4/2014 (a)(b)	75,000	75,594
Metropolitan Life Global Funding I 1.21%, 1/10/2014 (a)(b)	50,000	50,271
New York Life Global Funding 0.51%, 6/18/2014 (a)(b)	100,000	100,055
Sun Life Financial Global Funding III LLC 0.71%, 10/6/2013 (a)(b)	30,000	29,787

		494,235

MACHINERY — 1.4%
Caterpillar, Inc. 0.60%, 5/21/2013 (a)	76,000	76,127
Eaton Corp. 0.72%, 6/16/2014 (a)	100,000	100,299

		176,426

METALS & MINING — 1.3%
BHP Billiton Finance USA Ltd. 0.70%, 2/18/2014 (a)	155,000	155,604

MULTI-UTILITIES — 1.3%
DTE Energy Co. 1.12%, 6/3/2013 (a)	110,000	110,310
Sempra Energy 1.15%, 3/15/2014 (a)(c)	50,000	50,220

		160,530

MULTILINE RETAIL — 0.4%
Target Corp. 0.63%, 7/18/2014 (a)	45,000	45,171

OFFICE ELECTRONICS — 0.2%
Xerox Corp. 1.26%, 5/16/2014 (a)(c)	20,000	19,972

OIL, GAS & CONSUMABLE FUELS — 2.3%
BP Capital Markets PLC 1.01%, 3/11/2014 (a)	169,000	170,246
Total Capital Canada, Ltd. 0.53%, 5/13/2013 (a)	114,000	114,127

		284,373

PHARMACEUTICALS — 2.2%
Sanofi 0.56%, 3/28/2013 (a)	214,000	214,364
Teva Pharmaceutical Finance III BV 0.88%, 3/21/2014 (a)	50,000	50,264

		264,628

SPDR Barclays Capital Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Texas Instruments, Inc. 0.61%, 5/15/2013 (a)	$50,000	$50,106

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
VF Corp. 1.18%, 8/23/2013 (a)	15,000	15,099

TOTAL CORPORATE BONDS & NOTES —
(Cost $11,587,215)		11,695,146

FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
REGIONAL (STATE/PROVINCE) — 1.6%
Province of Ontario Canada:
0.51%, 4/1/2015 (a)	100,000	99,946
0.58%, 11/19/2012 (a)	100,000	99,995

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $199,969)		199,941

	Shares
SHORT TERM INVESTMENTS — 7.0%
MONEY MARKET FUNDS — 7.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	567,160	567,160
State Street Institutional Liquid Reserves Fund 0.21% (e)(f)	285,889	285,889

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $853,049)		853,049

TOTAL INVESTMENTS — 104.5% (h)
(Cost $12,640,233)		12,748,136
OTHER ASSETS & LIABILITIES — (4.5)%		(550,423)

NET ASSETS — 100.0%		$12,197,713

(a)	Variable rate security. Rate shown is rate in effect at September 30, 2012. Maturity date disclosed is the ultimate maturity.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 22.8% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	A portion of the security was on loan at September 30, 2012.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.2%
AUSTRIA — 1.1%
OGX Austria GmbH 8.50%, 6/1/2018 (a)	200,000	$180,000

BERMUDA — 2.1%
CBQ Finance, Ltd. 5.00%, 11/18/2014 (a)	100,000	106,770
Qtel International Finance, Ltd. 4.75%, 2/16/2021 (a)	200,000	221,800

		328,570

BRAZIL — 6.6%
Banco Bradesco SA 4.10%, 3/23/2015 (a)	50,000	52,125
Banco Santander Brasil SA 4.63%, 2/13/2017 (a)	200,000	206,000
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021 (a)	200,000	222,500
Hypermarcas SA 6.50%, 4/20/2021 (a)	150,000	157,245
Marfrig Overseas, Ltd. 9.50%, 5/4/2020 (a)	100,000	82,650
Odebrecht Finance, Ltd. 7.50%, 12/31/2049 (a)	150,000	159,375
Telemar Norte Leste SA 5.50%, 10/23/2020 (a)	150,000	157,500

		1,037,395

BRITISH VIRGIN ISLANDS — 6.1%
CNOOC Finance 2011, Ltd. 4.25%, 1/26/2021 (a)	200,000	217,699
CNPC General Capital, Ltd. 2.75%, 4/19/2017 (a)	200,000	207,084
Gerdau Trade, Inc. 5.75%, 1/30/2021 (a)	200,000	217,000
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020 (a)	100,000	106,371
Sinopec Group Overseas Development 2012, Ltd. 2.75%, 5/17/2017 (a)	200,000	207,378

		955,532

CANADA — 0.7%
Novelis, Inc. 8.75%, 12/15/2020	100,000	110,750

CAYMAN ISLANDS — 18.7%
ADCB Finance Cayman, Ltd. 4.75%, 10/8/2014 (a)	100,000	105,350
Braskem Finance Ltd. 5.75%, 4/15/2021 (a)	200,000	212,000
Country Garden Holdings Co., Ltd. 11.25%, 4/22/2017 (a)	100,000	109,000
Evergrande Real Estate Group, Ltd. 13.00%, 1/27/2015 (a)	100,000	101,125
Fibria Overseas Finance, Ltd. 7.50%, 5/4/2020 (a)	100,000	109,000
Hutchison Whampoa International 11, Ltd.:
3.50%, 1/13/2017 (a)	200,000	212,135
4.63%, 1/13/2022 (a)	200,000	218,729
IPIC GMTN Ltd. 5.00%, 11/15/2020 (a)	300,000	327,750
Kuwait Projects Co. 9.38%, 7/15/2020	100,000	118,250
Petrobras International Finance Co.:
3.50%, 2/6/2017	500,000	522,916
5.38%, 1/27/2021	100,000	112,677
6.75%, 1/27/2041	150,000	186,172
Vale Overseas, Ltd.:
4.38%, 1/11/2022	75,000	78,837
5.63%, 9/15/2019	100,000	112,502
6.88%, 11/21/2036	200,000	231,576
Voto-Votorantim Overseas Trading Operations NV 6.63%, 9/25/2019 (a)	150,000	172,875

		2,930,894

CHILE — 2.6%
Corp Nacional del Cobre de Chile:
3.75%, 11/4/2020 (a)	100,000	108,056
3.88%, 11/3/2021 (a)	100,000	108,676
5.63%, 9/21/2035 (a)	75,000	89,829
Empresa Nacional del Petroleo 4.75%, 12/6/2021 (a)	100,000	107,000

		413,561

COLOMBIA — 0.8%
Ecopetrol SA 7.63%, 7/23/2019	100,000	128,000

INDIA — 1.3%
ICICI Bank, Ltd. 4.75%, 11/25/2016 (a)	200,000	207,120

INDONESIA — 1.4%
Pertamina Persero PT 6.00%, 5/3/2042 (a)	200,000	217,000

IRELAND — 3.8%
AK Transneft OJSC Via TransCapitalInvest, Ltd. 5.67%, 3/5/2014 (a)	150,000	159,075
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.88%, 9/25/2017 (a)	100,000	107,775
Bank of Moscow via BOM Capital PL 6.70%, 3/11/2015 (a)	100,000	106,500
Gazprombank OJSC Via GPB Eurobond Finance PLC 6.50%, 9/23/2015	100,000	107,672
RZD Capital, Ltd. 5.74%, 4/3/2017	100,000	110,808

		591,830

ISRAEL — 1.4%
Israel Electric Corp., Ltd. 6.70%, 2/10/2017 (a)	200,000	216,000

KAZAKHSTAN — 2.3%
KazMunayGas National Co. 11.75%, 1/23/2015 (a)	300,000	361,929

LUXEMBOURG — 10.2%
CSN Resources SA 6.50%, 7/21/2020 (a)	100,000	107,750
Evraz Group SA 9.50%, 4/24/2018 (a)	100,000	113,000

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Gazprom OAO Via Gaz Capital SA:
7.29%, 8/16/2037 (a)	100,000	$126,000
9.25%, 4/23/2019 (a)	300,000	390,750
Russian Agricultural Bank OJSC Via RSHB Capital SA 9.00%, 6/11/2014 (a)	100,000	110,880
Sberbank of Russia Via SB Capital SA 5.50%, 7/7/2015	200,000	215,280
TNK-BP Finance SA 7.50%, 7/18/2016 (a)	200,000	231,100
VTB Bank OJSC Via VTB Capital SA 6.00%, 4/12/2017 (a)	300,000	313,500

		1,608,260

MALAYSIA — 1.3%
Petronas Capital, Ltd. 5.25%, 8/12/2019 (a)	175,000	207,126

MEXICO — 9.2%
America Movil SAB de CV 5.00%, 3/30/2020	425,000	497,590
Grupo Bimbo SAB de CV 4.50%, 1/25/2022 (a)	100,000	107,991
Grupo Televisa SA 6.63%, 3/18/2025	100,000	130,305
Petroleos Mexicanos:
5.50%, 1/21/2021	500,000	586,250
6.50%, 6/2/2041	100,000	124,650

		1,446,786

NETHERLANDS — 4.8%
Lukoil International Finance BV 6.13%, 11/9/2020 (a)	200,000	225,800
Majapahit Holding BV 7.75%, 1/20/2020 (a)	250,000	314,375
VimpelCom Holdings BV 7.50%, 3/1/2022 (a)	200,000	209,750

		749,925

PERU — 0.7%
Banco de Credito del Peru 4.75%, 3/16/2016 (a)	100,000	105,500

QATAR — 1.7%
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.50%, 9/30/2014 (a)(b)	250,000	270,418

SINGAPORE — 0.3%
DBS Bank Ltd. 2.38%, 9/14/2015	50,000	51,682

SOUTH KOREA — 5.4%
Hana Bank 4.50%, 10/30/2015 (a)	100,000	108,072
Hyundai Capital Services, Inc. 3.50%, 9/13/2017 (a)	200,000	209,132
Korea National Oil Corp. 3.13%, 4/3/2017 (a)	200,000	210,148
Korea Western Power Co., Ltd. 3.13%, 5/10/2017 (a)	200,000	209,287
POSCO 4.25%, 10/28/2020 (a)	100,000	106,875

		843,514

SPAIN — 1.6%
Cemex Espana Luxembourg 9.88%, 4/30/2019 (a)	250,000	255,625

TURKEY — 0.7%
Akbank TAS 5.13%, 7/22/2015 (a)	100,000	103,375

UNITED ARAB EMIRATES — 4.9%
Abu Dhabi National Energy Co.:
5.88%, 10/27/2016 (a)	100,000	112,850
5.88%, 12/13/2021 (a)	250,000	289,062
Dolphin Energy, Ltd. 5.89%, 6/15/2019 (a)	80,040	91,086
DP World Ltd. 6.85%, 7/2/2037 (a)	150,000	161,625
Dubai Electricity & Water Authority 7.38%, 10/21/2020 (a)	100,000	116,900

		771,523

UNITED KINGDOM — 1.3%
Vedanta Resources PLC 6.75%, 6/7/2016 (a)	200,000	197,500

UNITED STATES — 4.5%
JBS USA LLC/JBS USA Finance, Inc. 8.25%, 2/1/2020 (a)	100,000	99,750
Reliance Holdings USA, Inc. 4.50%, 10/19/2020 (a)	250,000	256,224
Southern Copper Corp. 6.75%, 4/16/2040	150,000	172,531
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016	100,000	105,066
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	50,000	66,057

		699,628

VENEZUELA — 2.7%
Petroleos de Venezuela SA:
5.38%, 4/12/2027	100,000	61,750
8.50%, 11/2/2017 (a)	200,000	181,000
9.00%, 11/17/2021 (a)	100,000	86,000
12.75%, 2/17/2022 (a)	100,000	102,250

		431,000

TOTAL CORPORATE BONDS & NOTES —
(Cost $14,849,747)		15,420,443

	Shares
SHORT TERM INVESTMENT — 1.2%
MONEY MARKET FUND — 1.2%
State Street Institutional Liquid Reserves Fund 0.21% (c)(d)(e) (Cost $189,712)	189,712	189,712

TOTAL INVESTMENTS — 99.4% (f)
(Cost $15,039,459)		15,610,155
OTHER ASSETS & LIABILITIES — 0.6%		86,736

NET ASSETS — 100.0%		$15,696,891

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 73.8% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.5%
AEROSPACE & DEFENSE — 1.3%
BE Aerospace, Inc. 5.25%, 4/1/2022	$75,000	$78,000
Bombardier, Inc. 7.75%, 3/15/2020 (a)	75,000	86,062

		164,062

AIRLINES — 0.8%
Delta Air Lines 2009-1 Class A Pass Through Trust 7.75%, 6/17/2021 (b)	41,064	46,916
UAL 2009-1 Pass Through Trust 10.40%, 5/1/2018	54,603	62,930

		109,846

BEVERAGES — 1.7%
Constellation Brands, Inc. 6.00%, 5/1/2022	100,000	113,750
SABMiller Holdings, Inc. 1.85%, 1/15/2015 (a)	100,000	102,348

		216,098

BUILDING PRODUCTS — 1.7%
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	50,000	54,750
Lafarge SA 7.13%, 7/15/2036	50,000	51,500
Masco Corp. 5.95%, 3/15/2022	100,000	109,551

		215,801

CAPITAL MARKETS — 0.4%
The Goldman Sachs Group, Inc. 6.75%, 10/1/2037	50,000	53,564

CHEMICALS — 1.9%
LyondellBasell Industries NV 5.00%, 4/15/2019	100,000	106,250
The Dow Chemical Co. 4.25%, 11/15/2020	100,000	110,025
Westlake Chemical Corp. 3.60%, 7/15/2022	28,000	28,300

		244,575

COMMERCIAL BANKS — 3.1%
Barclays Bank PLC 6.05%, 12/4/2017 (a)	100,000	107,607
Fifth Third Bancorp 8.25%, 3/1/2038	25,000	36,210
KeyCorp 5.10%, 3/24/2021	50,000	58,470
Lloyds TSB Bank PLC 6.50%, 9/14/2020 (a)	100,000	105,340
Royal Bank of Scotland Group PLC 5.00%, 11/12/2013	100,000	102,030

		409,657

COMMERCIAL SERVICES & SUPPLIES — 2.1%
ERAC USA Finance LLC 7.00%, 10/15/2037 (a)	50,000	62,306
Republic Services, Inc. 3.55%, 6/1/2022	50,000	52,560
RR Donnelley & Sons Co. 8.25%, 3/15/2019	75,000	76,125
Waste Management, Inc. 6.38%, 3/11/2015	75,000	84,382

		275,373

COMPUTERS & PERIPHERALS — 1.3%
Fidelity National Information Services, Inc. 5.00%, 3/15/2022	50,000	51,625
Seagate Technology HDD Holdings 6.80%, 10/1/2016	110,000	123,422

		175,047

CONSTRUCTION MATERIALS — 0.4%
Vulcan Materials Co. 7.50%, 6/15/2021	50,000	56,500

CONSUMER FINANCE — 0.8%
SLM Corp. 6.25%, 1/25/2016	100,000	108,500

CONTAINERS & PACKAGING — 0.6%
Ball Corp. 5.00%, 3/15/2022	75,000	78,563

DIVERSIFIED FINANCIAL SERVICES — 4.9%
Bank of America Corp. 5.42%, 3/15/2017	100,000	108,095
Capital One Financial Corp. 2.15%, 3/23/2015	100,000	102,534
Citigroup, Inc. 4.88%, 5/7/2015	100,000	106,349
Ford Motor Credit Co. LLC 4.25%, 2/3/2017	150,000	159,419
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.00%, 1/15/2018	100,000	107,250
International Lease Finance Corp. 5.88%, 4/1/2019	50,000	53,014

		636,661

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.8%
CenturyLink, Inc. 5.80%, 3/15/2022	100,000	108,814
Deutsche Telekom International Finance BV 2.25%, 3/6/2017 (a)	100,000	102,283
Frontier Communications Corp. 8.50%, 4/15/2020	125,000	141,250
Sprint Nextel Corp. 7.00%, 3/1/2020 (a)	100,000	112,000
UPCB Finance VI Ltd. 6.88%, 1/15/2022 (a)	75,000	79,500
Virgin Media Finance PLC 5.25%, 2/15/2022	75,000	78,750

		622,597

ELECTRIC UTILITIES — 8.8%
Calpine Corp. 7.88%, 1/15/2023 (a)	100,000	110,500
CMS Energy Corp. 4.25%, 9/30/2015	75,000	79,410
Dominion Resources, Inc. 1.95%, 8/15/2016	75,000	77,516
Duke Energy Corp. 3.05%, 8/15/2022	100,000	100,960

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

EDP Finance BV 6.00%, 2/2/2018 (a)	$100,000	$100,524
Enel Finance International NV 6.00%, 10/7/2039 (a)	50,000	44,960
Exelon Generation Co. LLC 6.20%, 10/1/2017	75,000	89,265
FirstEnergy Solutions Corp. 4.80%, 2/15/2015	100,000	107,503
NRG Energy, Inc. 7.63%, 1/15/2018	100,000	108,250
Oncor Electric Delivery Co. LLC 4.10%, 6/1/2022 (a)	50,000	53,041
PG&E Corp. 5.75%, 4/1/2014	75,000	80,341
Southwestern Electric Power Co. 5.55%, 1/15/2017	75,000	84,683
The AES Corp. 7.38%, 7/1/2021	100,000	114,000

		1,150,953

ELECTRICAL EQUIPMENT — 0.4%
Jabil Circuit, Inc. 4.70%, 9/15/2022	50,000	49,750

ENERGY EQUIPMENT & SERVICES — 0.4%
Weatherford International, Ltd./Bermuda 5.95%, 4/15/2042	50,000	52,599

FOOD & STAPLES RETAILING — 0.5%
CVS Caremark Corp. 5.75%, 6/1/2017	50,000	60,302

FOOD PRODUCTS — 3.2%
General Mills, Inc. 5.70%, 2/15/2017	50,000	59,680
Kellogg Co. 1.13%, 5/15/2015	75,000	75,712
Kraft Foods, Inc. 5.38%, 2/10/2020	100,000	120,637
Smithfield Foods, Inc. 6.63%, 8/15/2022	75,000	77,812
The Kroger Co. 3.90%, 10/1/2015	75,000	81,544

		415,385

HEALTH CARE PROVIDERS & SERVICES — 3.5%
CHS/Community Health Systems, Inc. 5.13%, 8/15/2018	50,000	51,875
CIGNA Corp. 4.00%, 2/15/2022	50,000	53,892
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (a)	100,000	106,500
HCA, Inc. 7.25%, 9/15/2020	150,000	168,000
WellPoint, Inc. 3.13%, 5/15/2022	75,000	74,862

		455,129

HOTELS, RESTAURANTS & LEISURE — 1.5%
MGM Resorts International 9.00%, 3/15/2020	100,000	111,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	75,000	83,437

		195,062

HOUSEHOLD DURABLES — 0.6%
Centex Corp. 6.50%, 5/1/2016	75,000	84,000

HOUSEHOLD PRODUCTS — 0.8%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU 7.88%, 8/15/2019	100,000	108,000

INSURANCE — 4.7%
American International Group, Inc.:
3.80%, 3/22/2017	100,000	107,561
6.25%, 5/1/2036	50,000	63,780
Hartford Financial Services Group, Inc. 6.63%, 4/15/2042	50,000	60,467
ING US, Inc. 5.50%, 7/15/2022 (a)	50,000	52,159
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (a)	75,000	78,450
Prudential Financial, Inc. 5.10%, 9/20/2014	100,000	108,178
XLIT Ltd. 5.75%, 10/1/2021	50,000	57,546
Xstrata Finance Canada Ltd. 4.95%, 11/15/2021 (a)	75,000	80,354

		608,495

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Royal Caribbean Cruises, Ltd. 6.88%, 12/1/2013	75,000	78,938

MACHINERY — 0.5%
Case New Holland, Inc. 7.88%, 12/1/2017	50,000	58,625

MEDIA — 10.1%
CBS Corp. 3.38%, 3/1/2022	75,000	78,359
CCO Holdings LLC/CCO Holdings Capital Corp. 6.63%, 1/31/2022	100,000	109,250
Comcast Corp. 5.15%, 3/1/2020	100,000	118,963
CSC Holdings LLC 6.75%, 11/15/2021 (a)	100,000	110,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.80%, 3/15/2022	100,000	102,906
Discovery Communications LLC 3.30%, 5/15/2022	50,000	51,935
DISH DBS Corp.:
5.88%, 7/15/2022 (a)	100,000	102,500
7.13%, 2/1/2016	100,000	110,500
Historic TW, Inc. 6.63%, 5/15/2029	100,000	125,402
NBCUniversal Media LLC 5.15%, 4/30/2020	50,000	59,254
News America, Inc. 4.50%, 2/15/2021	75,000	84,646

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018	$75,000	$84,563
Time Warner Cable, Inc. 4.00%, 9/1/2021	100,000	110,258
Viacom, Inc. 6.88%, 4/30/2036	50,000	66,036

		1,314,822

METALS & MINING — 3.8%
ArcelorMittal 4.75%, 2/25/2017	100,000	98,086
Barrick Gold Corp. 3.85%, 4/1/2022	100,000	104,976
FMG Resources August 2006 Pty Ltd. 6.88%, 4/1/2022 (a)	100,000	91,500
Steel Dynamics, Inc. 6.13%, 8/15/2019 (a)	75,000	78,000
Teck Resources Ltd. 5.20%, 3/1/2042	50,000	47,020
United States Steel Corp. 6.05%, 6/1/2017	75,000	74,438

		494,020

MULTI-UTILITIES — 0.6%
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	25,000	31,985
Nisource Finance Corp. 3.85%, 2/15/2023	50,000	52,446

		84,431

MULTILINE RETAIL — 0.4%
Macy’s Retail Holdings, Inc. 3.88%, 1/15/2022	50,000	53,903

OFFICE ELECTRONICS — 0.4%
Xerox Corp. 4.50%, 5/15/2021	50,000	53,128

OIL, GAS & CONSUMABLE FUELS — 17.6%
Anadarko Petroleum Corp. 6.38%, 9/15/2017	75,000	90,421
Canadian Natural Resources, Ltd. 5.70%, 5/15/2017	75,000	89,139
Chesapeake Energy Corp. 6.63%, 8/15/2020	125,000	128,906
Concho Resources, Inc. 8.63%, 10/1/2017	75,000	82,688
Consol Energy, Inc. 8.00%, 4/1/2017	75,000	78,375
Denbury Resources, Inc. 8.25%, 2/15/2020	75,000	84,562
Devon Energy Corp. 3.25%, 5/15/2022	75,000	78,034
El Paso Natural Gas Co. 5.95%, 4/15/2017	125,000	143,882
Encana Corp. 5.90%, 12/1/2017	75,000	89,143
Energy Transfer Equity LP 7.50%, 10/15/2020	75,000	85,125
Energy Transfer Partners LP 6.50%, 2/1/2042	50,000	57,697
Enterprise Products Operating LLC 5.20%, 9/1/2020	100,000	117,800
Hess Corp. 8.13%, 2/15/2019	50,000	66,156
Newfield Exploration Co. 7.13%, 5/15/2018	75,000	79,125
NGPL PipeCo LLC 7.12%, 12/15/2017 (a)	75,000	79,688
Peabody Energy Corp. 6.00%, 11/15/2018 (a)	100,000	100,000
Phillips 66 4.30%, 4/1/2022 (a)	50,000	54,743
Pioneer Natural Resources Co. 6.65%, 3/15/2017	75,000	89,031
Range Resources Corp. 5.00%, 8/15/2022	50,000	52,750
Rockies Express Pipeline LLC 6.85%, 7/15/2018 (a)	100,000	102,250
Suncor Energy, Inc. 6.10%, 6/1/2018	75,000	92,500
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027	100,000	132,850
Tesoro Corp. 9.75%, 6/1/2019	50,000	57,875
Transocean, Inc. 6.80%, 3/15/2038	50,000	60,125
Valero Energy Corp. 6.13%, 2/1/2020	50,000	60,732
Western Gas Partners LP 4.00%, 7/1/2022	50,000	52,131
Williams Partners LP 5.25%, 3/15/2020	75,000	86,911

		2,292,639

PAPER & FOREST PRODUCTS — 0.5%
International Paper Co. 7.95%, 6/15/2018	50,000	64,353

PHARMACEUTICALS — 1.4%
Express Scripts Holding Co. 2.65%, 2/15/2017 (a)	100,000	104,790
Mylan, Inc. 7.88%, 7/15/2020 (a)	75,000	84,188

		188,978

REAL ESTATE — 1.3%
Host Hotels & Resorts LP 5.88%, 6/15/2019	75,000	82,500
Weyerhaeuser Co. 7.38%, 10/1/2019	75,000	93,066

		175,566

REAL ESTATE INVESTMENT TRUSTS — 2.1%
BioMed Realty LP 4.25%, 7/15/2022	50,000	52,121
Boston Properties LP 3.85%, 2/1/2023	50,000	52,661
Entertainment Properties Trust 5.75%, 8/15/2022	50,000	51,917
ERP Operating LP 5.38%, 8/1/2016	50,000	57,353
HCP, Inc. 5.38%, 2/1/2021	50,000	57,041

		271,093

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

ROAD & RAIL — 1.8%
Burlington Northern Santa Fe LLC 3.45%, 9/15/2021	$100,000	$107,008
CSX Corp. 4.40%, 3/1/2043	50,000	51,296
Norfolk Southern Corp. 3.25%, 12/1/2021	75,000	78,873

		237,177

SPECIALTY RETAIL — 2.9%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 8/20/2019	75,000	78,000
JC Penney Corp, Inc. 7.95%, 4/1/2017	50,000	51,625
Ltd Brands, Inc. 5.63%, 2/15/2022	100,000	107,750
QVC, Inc. 7.50%, 10/1/2019 (a)	50,000	55,325
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	75,000	79,875

		372,575

THRIFTS & MORTGAGE FINANCE — 0.8%
Amsouth Bank/Birmingham AL 5.20%, 4/1/2015	100,000	104,000

TOBACCO — 0.3%
Altria Group, Inc. 9.70%, 11/10/2018	26,000	37,240

WIRELESS TELECOMMUNICATION SERVICES — 3.2%
Embarq Corp. 7.08%, 6/1/2016	100,000	118,076
Telecom Italia Capital SA 7.18%, 6/18/2019	75,000	82,688
Telefonica Emisiones SAU 3.99%, 2/16/2016	100,000	99,500
Windstream Corp. 7.88%, 11/1/2017	100,000	111,750

		412,014

TOTAL CORPORATE BONDS & NOTES —
(Cost $12,446,650)		12,840,021

	Shares
SHORT TERM INVESTMENT — 1.3%
MONEY MARKET FUND — 1.3%
State Street Institutional Liquid Reserves Fund 0.21% (c)(d)(e) (Cost $172,219)	172,219	172,219

TOTAL INVESTMENTS — 99.8% (f)
(Cost $12,618,869)		13,012,240
OTHER ASSETS & LIABILITIES — 0.2%		27,257

NET ASSETS — 100.0%		$13,039,497

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 18.4% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Fund’s investments by industry, debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, foreign government obligations, commercial mortgage obligations, debt issued by states of the U.S. and political subdivisions of states.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

The following table summarizes the inputs used in valuing the Funds’ investments as of September 30, 2012:

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs	Total

SPDR Dow Jones Total Market ETF	$458,291,259	$—		$—	$458,291,259
SPDR Dow Jones Large Cap ETF	49,821,019	—		—	49,821,019
SPDR S&P 500 Growth ETF	246,527,379	—		—	246,527,379
SPDR S&P 500 Value ETF	112,941,107	—		—	112,941,107
SPDR Dow Jones Mid Cap ETF	83,927,590	—		—	83,927,590
SPDR S&P 400 Mid Cap Growth ETF	70,057,567	—		—	70,057,567
SPDR S&P 400 Mid Cap Value ETF	29,723,098	—		—	29,723,098
SPDR S&P 600 Small Cap ETF	237,431,245	—		—	237,431,245
SPDR S&P 600 Small Cap Growth ETF	199,453,347	—		—	199,453,347
SPDR S&P 600 Small Cap Value ETF	153,943,943	—		—	153,943,943
SPDR Global Dow ETF	96,772,152	—		—	96,772,152
SPDR Dow Jones REIT ETF	2,047,531,129	—		—	2,047,531,129
SPDR S&P Bank ETF	1,786,715,638	—		—	1,786,715,638
SPDR S&P Capital Markets ETF	21,985,479	—		—	21,985,479
SPDR S&P Insurance ETF	121,267,755	—		—	121,267,755
SPDR S&P Mortgage Finance ETF	5,161,333	—		—	5,161,333
SPDR S&P Regional Banking ETF	1,420,779,544	—		—	1,420,779,544
SPDR Morgan Stanley Technology ETF	177,154,004	—		—	177,154,004
SPDR S&P Dividend ETF	10,090,051,593	—		—	10,090,051,593
SPDR S&P Aerospace & Defense ETF	18,696,627	—		—	18,696,627
SPDR S&P Biotech ETF	813,359,022	—		—	813,359,022
SPDR S&P Health Care Equipment ETF	20,982,024	—		—	20,982,024
SPDR S&P Health Care Services ETF	12,685,180	—		—	12,685,180
SPDR S&P Homebuilders ETF	2,182,235,497	—		—	2,182,235,497
SPDR S&P Metals & Mining ETF	1,133,713,769	—		—	1,133,713,769
SPDR S&P Oil & Gas Equipment & Services ETF	340,663,864	—		—	340,663,864
SPDR S&P Oil & Gas Exploration & Production ETF	977,619,964	—	*	—	977,619,964
SPDR S&P Pharmaceuticals ETF	464,691,394	—		—	464,691,394
SPDR S&P Retail ETF	875,393,737	—		—	875,393,737
SPDR S&P Semiconductor ETF	42,111,067	—		—	42,111,067
SPDR S&P Software & Services ETF	20,939,840	—		—	20,939,840
SPDR S&P Telecom ETF	4,525,936	—		—	4,525,936
SPDR S&P Transportation ETF	11,983,242	—		—	11,983,242
SPDR Wells Fargo Preferred Stock ETF	324,422,569	—		—	324,422,569
SPDR Barclays Capital 1-3 Month T-Bill ETF	634,985	1,057,634,406		—	1,058,269,391
SPDR Barclays Capital TIPS ETF	31,411,641	767,987,368		—	799,399,009
SPDR Barclays Capital Short Term Treasury ETF	114,122	2,985,190		—	3,099,312

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Barclays Capital Intermediate Term Treasury ETF	$6,792,746	$170,866,020	$—	$177,658,766
SPDR Barclays Capital Long Term Treasury ETF	559,556	49,787,726	—	50,347,282
SPDR Barclays Capital Short Term Corporate Bond ETF	28,856,030	1,268,263,336	—	1,297,119,366
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	20,247,692	305,624,388	—	325,872,080
SPDR Barclays Capital Long Term Corporate Bond ETF	4,469,892	119,156,444	—	123,626,336
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	1,431,127	28,925,807	—	30,356,934
SPDR Barclays Capital Convertible Securities ETF	364,093,216	599,111,011	—	963,204,227
SPDR Barclays Capital Mortgage Backed Bond ETF	41,619,290	41,734,977	—	83,354,267
SPDR Barclays Capital Aggregate Bond ETF	206,305,429	608,911,482	—	815,216,911
SPDR Nuveen Barclays Capital Municipal Bond ETF	3,938,488	1,178,245,051	—	1,182,183,539
SPDR Nuveen Barclays Capital California Municipal Bond ETF	4,934,758	98,657,514	—	103,592,272
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	1,181,115	30,350,976	—	31,532,091
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	503,205	1,608,339,214	—	1,608,842,419
SPDR Nuveen S&P VRDO Municipal Bond ETF	1,101,841	10,902,000	—	12,003,841
SPDR Nuveen S&P High Yield Municipal Bond ETF	2,322,866	142,387,866	—	144,710,732
SPDR Nuveen Barclays Capital Build America Bond ETF	91,118	108,540,729	—	108,631,847
SPDR DB International Government Inflation-Protected Bond ETF	648,227	1,327,920,417	—	1,328,568,644
SPDR Barclays Capital Short Term International Treasury Bond ETF	1,829,050	231,101,387	—	232,930,437
SPDR Barclays Capital International Treasury Bond ETF	6,184,851	1,889,840,197	—	1,896,025,048
SPDR Barclays Capital International Corporate Bond ETF	255,444	82,675,467	—	82,930,911
SPDR Barclays Capital Emerging Markets Local Bond ETF	10,512,824	228,215,644	—	238,728,468
SPDR Barclays Capital High Yield Bond ETF	67,386,117	12,147,239,939	—	12,214,626,056
SPDR Barclays Capital Short Term High Yield Bond ETF	7,738,130	302,264,081	—	310,002,211
SPDR Barclays Capital Investment Grade Floating Rate ETF	853,049	11,895,087	—	12,748,136

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	$189,712	$15,420,443	$—	$15,610,155
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	172,219	12,840,021	—	13,012,240

*	Fund held Level 2 securities that were valued at $0 at September 30, 2012.

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR Barclays Capital International Corporate Bond ETF	$—	$(20,488)	$—	$(20,488)
SPDR Barclays Capital Emerging Markets Local Bond ETF	—	27,209	—	27,209

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels for the for the three months ended September 30, 2012.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at September 30, 2012:

		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital International Corporate Bond ETF	Forward Contract	$—	$(20,488)	$—	$—	$—	$—	$(20,488)
SPDR Barclays Capital Emerging Markets Local Bond ETF	Forward Contract	—	27,209	—	—	—	—	27,209

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at September 30, 2012 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/12	6/30/12	Cost	Shares	Proceeds	Shares	at 9/30/12	9/30/12	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	14,451	$645,093	$—	—	$21,393	519	13,932	$584,587	$3,344	$52
SPDR Dow Jones Large Cap ETF	1,571	70,129	—	—	4,372	100	1,471	61,723	353	(3,189)
SPDR S&P 500 Value ETF	8,598	383,815	—	—	4,372	100	8,498	356,576	2,040	(175)
SPDR S&P Capital Markets ETF	14,765	659,110	869,456	20,881	933,107	22,931	12,715	533,521	3,052	(81,582)
SPDR Wells Fargo Preferred Stock ETF	—	—	2,110,451	83,899	229,077	9,091	74,808	1,888,902	—	482

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

The Funds listed below have affiliated investments as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at September 30, 2012 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Dividend ETF	at 6/30/12	6/30/12	Cost	Shares	Proceeds	Shares	at 9/30/12	9/30/12	Income	Gain/(Loss)

Leggett & Platt, Inc.	13,095,592	$276,709,859	$4,296,234	186,240	$88,797,895	4,097,588	9,184,244	$230,065,312	$2,677,640	$(3,974,972)
Old Republic International Corp.	23,075,011	191,291,841	2,616,103	304,121	67,857,600	8,384,092	14,995,040	139,453,872	2,676,636	(12,853,283)
Pitney Bowes, Inc.	23,671,553	354,363,148	3,669,373	267,075	63,906,524	4,734,747	19,203,881	265,397,635	7,190,327	(43,403,379)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Metals & Mining ETF	at 6/30/12	6/30/12	Cost	Shares	Proceeds	Shares	at 9/30/12	9/30/12	Income	Gain/(Loss)

AK Steel Holding Corp.	3,848,751	$22,592,168	$26,023,212	4,719,452	$14,987,991	2,716,985	5,851,218	$28,085,846	$—	$161,499

Each Fund may invest in certain money market funds managed by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Institutional Class (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each a series of State Street Master Funds. The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend or interest income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Prime Portfolio at September 30, 2012 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/12	Cost	Shares	Proceeds	Shares	9/30/12	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$1,035,436	$5,724,667	5,724,667	$4,093,632	4,093,632	$2,666,471	$1,016	$—
SPDR Dow Jones Large Cap ETF	51,634	477,830	477,830	226,408	226,408	303,056	47	—
SPDR S&P 500 Growth ETF	384,557	2,470,587	2,470,587	1,548,245	1,548,245	1,306,899	264	—
SPDR S&P 500 Value ETF	233,121	1,376,738	1,376,738	799,020	799,020	810,839	124	—
SPDR Dow Jones Mid Cap ETF	105,351	1,467,824	1,467,824	1,160,301	1,160,301	412,874	103	—
SPDR S&P 400 Mid Cap Growth ETF	45,712	1,122,389	1,122,389	832,053	832,053	336,048	67	—
SPDR S&P 400 Mid Cap Value ETF	50,273	344,681	344,681	199,701	199,701	195,253	27	—
SPDR S&P 600 Small Cap ETF	163,838	996,236	996,236	526,366	526,366	633,708	203	—
SPDR S&P 600 Small Cap Growth ETF	195,301	1,342,397	1,342,397	805,963	805,963	731,735	151	—
SPDR S&P 600 Small Cap Value ETF	184,093	1,245,610	1,245,610	703,150	703,150	726,553	108	—
SPDR Global Dow ETF	19,187	690,296	690,296	305,765	305,765	403,718	35	—
SPDR Dow Jones REIT ETF	4,040,861	30,965,618	30,965,618	14,789,908	14,789,908	20,216,571	1,165	—
SPDR S&P Bank ETF	1,868,819	15,075,488	15,075,488	6,901,791	6,901,791	10,042,516	1,422	—
SPDR S&P Capital Markets ETF	75,427	294,981	294,981	155,452	155,452	214,956	33	—
SPDR S&P Insurance ETF	34,077	753,003	753,003	176,439	176,439	610,641	81	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/12	Cost	Shares	Proceeds	Shares	9/30/12	Income	Gain/(Loss)

SPDR S&P Mortgage Finance ETF	$3,673	$41,489	41,489	$3,030	3,030	$42,132	$7	$—
SPDR S&P Regional Banking ETF	969,167	7,096,678	7,096,678	1,815,847	1,815,847	6,249,998	1,306	—
SPDR Morgan Stanley Technology ETF	182,957	435,274	435,274	211,231	211,231	407,000	108	—
SPDR S&P Dividend ETF	13,086,860	136,040,086	136,040,086	65,242,651	65,242,651	83,884,295	12,735	—
SPDR S&P Aerospace & Defense ETF	33,594	660,366	660,366	630,349	630,349	63,611	28	—
SPDR S&P Biotech ETF	1,272,065	3,275,389	3,275,389	4,045,579	4,045,579	501,875	504	—
SPDR S&P Health Care Equipment ETF	52,246	56,649	56,649	36,685	36,685	72,210	36	—
SPDR S&P Health Care Services ETF	18,111	118,453	118,453	96,089	96,089	40,475	14	—
SPDR S&P Homebuilders ETF	305,484	3,685,386	3,685,386	1,082,137	1,082,137	2,908,733	771	—
SPDR S&P Metals & Mining ETF	740,479	4,459,720	4,459,720	618,407	618,407	4,581,792	848	—
SPDR S&P Oil & Gas Equipment & Services ETF	510,337	666,885	666,885	977,799	977,799	199,423	303	—
SPDR S&P Oil & Gas Exploration & Production ETF	3,382,722	3,497,591	3,497,591	3,762,918	3,762,918	3,117,395	952	—
SPDR S&P Pharmaceuticals ETF	60,156	9,371,350	9,371,350	3,363,817	3,363,817	6,067,689	502	—
SPDR S&P Retail ETF	100	5,269,731	5,269,731	1,670,147	1,670,147	3,599,684	675	—
SPDR S&P Semiconductor ETF	25,945	130,433	130,433	93,315	93,315	63,063	18	—
SPDR S&P Software & Services ETF	17,482	102,314	102,314	26,116	26,116	93,680	21	—
SPDR S&P Telecom ETF	3,970	32,291	32,291	5,766	5,766	30,495	4	—
SPDR S&P Transportation ETF	2,723	32,828	32,828	8,705	8,705	26,846	4	—
SPDR Wells Fargo Preferred Stock ETF	556,574	32,817,569	32,817,569	27,608,190	27,608,190	5,765,953	680	—
SPDR Barclays Capital 1-3 Month T-Bill ETF	343,929	1,431,191	1,431,191	1,140,135	1,140,135	634,985	378	—
SPDR Barclays Capital TIPS ETF	229,449	7,312,634	7,312,634	7,056,280	7,056,280	485,803	663	—
SPDR Barclays Capital Short Term Treasury ETF	17,494	260,050	260,050	264,882	264,882	12,662	—	—
SPDR Barclays Capital Intermediate Term Treasury ETF	309,305	6,493,507	6,493,507	6,328,546	6,328,546	474,266	316	—
SPDR Barclays Capital Long Term Treasury ETF	30,510	2,095,979	2,095,979	2,099,806	2,099,806	26,683	97	—
SPDR Barclays Capital Short Term Corporate Bond ETF	37,784,863	113,477,444	113,477,444	122,406,277	122,406,277	28,856,030	—	—
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	4,036,053	20,024,664	20,024,664	20,843,895	20,843,895	3,216,822	784	—
SPDR Barclays Capital Long Term Corporate Bond ETF	570,221	8,922,293	8,922,293	8,432,850	8,432,850	1,059,664	567	—
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	323,331	2,532,475	2,532,475	1,424,679	1,424,679	1,431,127	—	—
SPDR Barclays Capital Convertible Securities ETF	1,950,503	15,875,436	15,875,436	12,765,647	12,765,647	5,060,292	1,467	—
SPDR Barclays Capital Mortgage Backed Bond ETF	38,609,848	3,138,120	3,138,120	128,678	128,678	41,619,290	20,157	—
SPDR Barclays Capital Aggregate Bond ETF	182,094,141	20,880,006	20,880,006	14,998,031	14,998,031	187,976,116	92,003	—
SPDR Nuveen Barclays Capital Build America Bond ETF	—	6,639,302	6,639,302	6,548,184	6,548,184	91,118	—	—
SPDR DB International Government Inflation-Protected Bond ETF	1,444,178	5,227,552	5,227,552	6,023,503	6,023,503	648,227	389	—
SPDR Barclays Capital Short Term International Treasury Bond ETF	48,022	1,659,155	1,659,155	1,637,317	1,637,317	69,860	41	—
SPDR Barclays Capital International Treasury Bond ETF	328,388	27,600,895	27,600,895	27,039,387	27,039,387	889,896	556	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/12	Cost	Shares	Proceeds	Shares	9/30/12	Income	Gain/(Loss)

SPDR Barclays Capital International Corporate Bond ETF	$1,033	$570,931	570,931	$465,980	465,980	$105,984	$19	$—
SPDR Barclays Capital Emerging Markets Local Bond ETF	3,749,153	20,820,001	20,820,001	19,637,535	19,637,535	4,931,619	2,128	—
SPDR Barclays Capital High Yield Bond ETF	113,698,781	742,851,761	742,851,761	789,164,425	789,164,425	67,386,117	48,976	—
SPDR Barclays Capital Short Term High Yield Bond ETF	592,611	49,092,795	49,092,795	41,947,276	41,947,276	7,738,130	—	—
SPDR Barclays Capital Investment Grade Floating Rate ETF	61,364	452,711	452,711	228,186	228,186	285,889	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	233,694	423,246	423,246	467,228	467,228	189,712	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	42,182	761,732	761,732	631,695	631,695	172,219	—	—

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/12	Cost	Shares	Proceeds	Shares	9/30/12	Income	Gain/(Loss)

SPDR Nuveen Barclays Capital Municipal Bond ETF	$5,402,072	$28,847,854	28,847,854	$30,311,438	30,311,438	$3,938,488	$—	$—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	2,176,895	10,306,896	10,306,896	7,549,033	7,549,033	4,934,758	—	—
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	108,090	1,233,221	1,233,221	160,196	160,196	1,181,115	—	—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	2,902,320	54,685,954	54,685,954	57,085,069	57,085,069	503,205	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	598,164	4,388,506	4,388,506	3,884,829	3,884,829	1,101,841	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	2,457,747	34,988,256	34,988,256	35,123,137	35,123,137	2,322,866	—	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/12	Cost	Shares	Proceeds	Shares	9/30/12	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$25,599,732	$15,069,605	15,069,605	$17,641,488	17,641,488	$23,027,849	$16,523	$—
SPDR Dow Jones Large Cap ETF	7,527,062	14,536,422	14,536,422	16,184,357	16,184,357	5,879,127	5,106	—
SPDR S&P 500 Growth ETF	9,781,869	22,333,460	22,333,460	22,354,668	22,354,668	9,760,661	7,463	—
SPDR S&P 500 Value ETF	6,556,293	25,484,371	25,484,371	23,182,368	23,182,368	8,858,296	6,523	—
SPDR Dow Jones Mid Cap ETF	8,890,620	7,422,468	7,422,468	6,948,492	6,948,492	9,364,596	5,836	—
SPDR S&P 400 Mid Cap Growth ETF	8,483,285	7,517,177	7,517,177	8,641,214	8,641,214	7,359,248	5,406	—
SPDR S&P 400 Mid Cap Value ETF	6,057,766	7,499,260	7,499,260	7,092,313	7,092,313	6,464,713	4,354	—
SPDR S&P 600 Small Cap ETF	35,735,740	9,941,760	9,941,760	20,344,272	20,344,272	25,333,228	21,212	—
SPDR S&P 600 Small Cap Growth ETF	22,607,900	15,291,942	15,291,942	15,656,064	15,656,064	22,243,778	16,963	—
SPDR S&P 600 Small Cap Value ETF	19,171,041	9,185,365	9,185,365	11,257,106	11,257,106	17,099,300	13,361	—
SPDR Global Dow ETF	2,968,835	6,454,762	6,454,762	4,030,115	4,030,115	5,393,482	1,953	—
SPDR Dow Jones REIT ETF	133,282,910	245,639,651	245,639,651	272,126,881	272,126,881	106,795,680	83,388	—
SPDR S&P Bank ETF	100,604,882	99,777,176	99,777,176	83,733,172	83,733,172	116,648,886	71,374	—
SPDR S&P Capital Markets ETF	6,047,169	13,203,933	13,203,933	15,156,357	15,156,357	4,094,745	3,844	—
SPDR S&P Insurance ETF	8,166,300	36,749,658	36,749,658	31,899,059	31,899,059	13,016,899	6,468	—
SPDR S&P Mortgage Finance ETF	1,006,471	1,771,062	1,771,062	1,791,419	1,791,419	986,114	746	—
SPDR S&P Regional Banking ETF	128,355,506	93,555,116	93,555,116	123,417,026	123,417,026	98,493,596	90,482	—
SPDR Morgan Stanley Technology ETF	13,936,861	50,029,731	50,029,731	57,320,443	57,320,443	6,646,149	11,598	—
SPDR S&P Dividend ETF	923,885,678	754,015,267	754,015,267	1,083,250,739	1,083,250,739	594,650,206	483,093	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/12	Cost	Shares	Proceeds	Shares	9/30/12	Income	Gain/(Loss)

SPDR S&P Aerospace & Defense ETF	$3,569,434	$15,020,097	15,020,097	$15,103,129	15,103,129	$3,486,402	$2,505	$—
SPDR S&P Biotech ETF	150,735,091	142,343,414	142,343,414	157,810,773	157,810,773	135,267,732	109,747	—
SPDR S&P Health Care Services ETF	2,548,666	5,287,424	5,287,424	5,204,872	5,204,872	2,631,218	1,792	—
SPDR S&P Homebuilders ETF	207,781,566	278,584,193	278,584,193	226,865,000	226,865,000	259,500,759	147,893	—
SPDR S&P Metals & Mining ETF	125,083,465	165,166,105	165,166,105	150,540,214	150,540,214	139,709,356	86,602	—
SPDR S&P Oil & Gas Equipment & Services ETF	36,495,540	46,055,548	46,055,548	45,931,578	45,931,578	36,619,510	27,035	—
SPDR S&P Oil & Gas Exploration & Production ETF	117,389,967	144,583,279	144,583,279	166,621,020	166,621,020	95,352,226	82,326	—
SPDR S&P Pharmaceuticals ETF	43,840,387	75,878,757	75,878,757	94,400,639	94,400,639	25,318,505	30,340	—
SPDR S&P Retail ETF	79,692,306	116,821,264	116,821,264	131,859,664	131,859,664	64,653,906	58,368	—
SPDR S&P Semiconductor ETF	7,241,651	27,469,793	27,469,793	27,416,578	27,416,578	7,294,866	5,316	—
SPDR S&P Software & Services ETF	5,109,432	5,683,366	5,683,366	6,342,392	6,342,392	4,450,406	3,422	—
SPDR Wells Fargo Preferred Stock ETF	37,501,994	74,838,575	74,838,575	78,720,257	78,720,257	33,620,312	27,963	—
SPDR Barclays Capital 1-3 Month T-Bill ETF	—	1,277,190,960	1,277,190,960	1,277,190,960	1,277,190,960	—	140,195	—
SPDR Barclays Capital TIPS ETF	31,170,780	182,011,555	182,011,555	182,256,497	182,256,497	30,925,838	26,007	—
SPDR Barclays Capital Short Term Treasury ETF	31,581	229,376	229,376	159,497	159,497	101,460	36	—
SPDR Barclays Capital Intermediate Term Treasury ETF	14,463,796	28,083,912	28,083,912	36,229,228	36,229,228	6,318,480	7,933	—
SPDR Barclays Capital Long Term Treasury ETF	1,764,865	17,303,036	17,303,036	18,535,028	18,535,028	532,873	2,049	—
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	13,566,242	14,423,468	14,423,468	10,958,840	10,958,840	17,030,870	10,744	—
SPDR Barclays Capital Long Term Corporate Bond ETF	2,107,870	6,200,268	6,200,268	4,897,910	4,897,910	3,410,228	2,761	—
SPDR Barclays Capital Convertible Securities ETF	78,566,992	162,533,687	162,533,687	125,890,479	125,890,479	115,210,200	57,865	—
SPDR Barclays Capital Aggregate Bond ETF	30,686,955	42,902,441	42,902,441	55,260,083	55,260,083	18,329,313	18,294	—
SPDR Barclays Capital Short Term International Treasury Bond ETF	460,144	2,556,717	2,556,717	1,257,671	1,257,671	1,759,190	1,211	—
SPDR Barclays Capital International Treasury Bond ETF	5,711,554	7,054,305	7,054,305	7,470,904	7,470,904	5,294,955	4,961	—
SPDR Barclays Capital International Corporate Bond ETF	—	149,460	149,460	—	—	149,460	3	—
SPDR Barclays Capital Emerging Markets Local Bond ETF	4,442,300	10,979,855	10,979,855	9,840,950	9,840,950	5,581,205	2,395	—
SPDR Barclays Capital Investment Grade Floating Rate ETF	—	1,505,853	1,505,853	938,693	938,693	567,160	354	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at September 30, 2012 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Dow Jones Total Market ETF	$426,748,970	$53,671,846	$22,129,557	$31,542,289
SPDR Dow Jones Large Cap ETF	44,173,607	7,353,541	1,706,129	5,647,412
SPDR S&P 500 Growth ETF	190,117,836	59,685,276	3,275,733	56,409,543
SPDR S&P 500 Value ETF	114,982,711	14,820,634	16,862,238	(2,041,604)
SPDR Dow Jones Mid Cap ETF	76,096,419	11,369,169	3,537,998	7,831,171
SPDR S&P 400 Mid Cap Growth ETF	64,553,983	10,274,090	4,770,506	5,503,584
SPDR S&P 400 Mid Cap Value ETF	28,216,949	3,128,582	1,622,433	1,506,149
SPDR S&P 600 Small Cap ETF	228,114,410	20,114,614	10,797,779	9,316,835
SPDR S&P 600 Small Cap Growth ETF	183,374,315	26,813,968	10,734,936	16,079,032
SPDR S&P 600 Small Cap Value ETF	149,901,873	16,144,204	12,102,134	4,042,070
SPDR Global Dow ETF	108,471,042	7,540,889	19,239,779	(11,698,890)
SPDR Dow Jones REIT ETF	1,884,507,753	241,591,435	78,568,059	163,023,376
SPDR S&P Bank ETF	1,823,857,780	38,346,240	75,488,382	(37,142,142)
SPDR S&P Capital Markets ETF	26,962,430	293,499	5,270,450	(4,976,951)
SPDR S&P Insurance ETF	123,776,818	3,146,277	5,655,340	(2,509,063)
SPDR S&P Mortgage Finance ETF	4,385,374	818,814	42,855	775,959
SPDR S&P Regional Banking ETF	1,422,304,412	43,296,359	44,821,227	(1,524,868)
SPDR Morgan Stanley Technology ETF	172,302,768	35,840,151	30,988,915	4,851,236
SPDR S&P Dividend ETF	9,070,464,733	1,167,747,912	148,161,052	1,019,586,860
SPDR S&P Aerospace & Defense ETF	17,295,636	1,501,643	100,652	1,400,991
SPDR S&P Biotech ETF	801,816,899	89,421,562	77,879,439	11,542,123
SPDR S&P Health Care Equipment ETF	20,126,009	1,914,993	1,058,978	856,015
SPDR S&P Health Care Services ETF	11,664,630	1,234,896	214,346	1,020,550
SPDR S&P Homebuilders ETF	1,990,749,100	221,941,164	30,454,767	191,486,397
SPDR S&P Metals & Mining ETF	1,429,549,978	15,130,275	310,966,484	(295,836,209)
SPDR S&P Oil & Gas Equipment & Services ETF	376,981,803	8,823,493	45,141,432	(36,317,939)
SPDR S&P Oil & Gas Exploration & Production ETF	1,128,645,555	10,394,346	161,419,937	(151,025,591)
SPDR S&P Pharmaceuticals ETF	423,945,537	53,741,017	12,995,160	40,745,857
SPDR S&P Retail ETF	943,172,660	8,616,142	76,395,065	(67,778,923)
SPDR S&P Semiconductor ETF	47,575,311	190,537	5,654,781	(5,464,244)
SPDR S&P Software & Services ETF	19,782,021	2,023,093	865,274	1,157,819
SPDR S&P Telecom ETF	5,342,534	239,814	1,056,412	(816,598)
SPDR S&P Transportation ETF	12,064,912	986,436	1,068,106	(81,670)
SPDR Wells Fargo Preferred Stock ETF	318,897,723	6,486,766	961,920	5,524,846
SPDR Barclays Capital 1-3 Month T-Bill ETF	1,058,268,412	8,831	7,852	979
SPDR Barclays Capital TIPS ETF	725,487,991	73,912,755	1,737	73,911,018
SPDR Barclays Capital Short Term Treasury ETF	3,081,934	17,416	38	17,378
SPDR Barclays Capital Intermediate Term Treasury ETF	169,734,634	7,931,093	6,961	7,924,132

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2012 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Barclays Capital Long Term Treasury ETF	$50,101,855	$381,179	$135,752	$245,427
SPDR Barclays Capital Short Term Corporate Bond ETF	1,285,575,985	11,992,788	449,407	11,543,381
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	309,275,854	16,743,462	147,236	16,596,226
SPDR Barclays Capital Long Term Corporate Bond ETF	115,230,880	8,740,026	344,570	8,395,456
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	29,005,417	1,404,528	53,011	1,351,517
SPDR Barclays Capital Convertible Securities ETF	972,377,596	51,239,292	60,412,661	(9,173,369)
SPDR Barclays Capital Mortgage Backed Bond ETF	83,171,183	192,244	9,160	183,084
SPDR Barclays Capital Aggregate Bond ETF	792,072,625	23,351,439	207,153	23,144,286
SPDR Nuveen Barclays Capital Municipal Bond ETF	1,098,236,893	83,988,722	42,076	83,946,646
SPDR Nuveen Barclays Capital California Municipal Bond ETF	96,352,386	7,253,253	13,367	7,239,886
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	29,483,998	2,053,571	5,478	2,048,093
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	1,576,643,292	32,207,316	8,189	32,199,127
SPDR Nuveen S&P VRDO Municipal Bond ETF	12,003,841	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	136,280,814	9,228,003	798,085	8,429,918
SPDR Nuveen Barclays Capital Build America Bond ETF	99,900,927	8,765,576	34,656	8,730,920
SPDR DB International Government Inflation-Protected Bond ETF	1,212,532,601	124,027,975	7,991,932	116,036,043
SPDR Barclays Capital Short Term International Treasury Bond ETF	229,976,452	5,505,614	2,551,629	2,953,985
SPDR Barclays Capital International Treasury Bond ETF	1,773,185,096	137,857,323	15,017,371	122,839,952
SPDR Barclays Capital International Corporate Bond ETF	81,907,990	2,165,406	1,142,485	1,022,921
SPDR Barclays Capital Emerging Markets Local Bond ETF	236,491,558	5,648,709	3,411,799	2,236,910
SPDR Barclays Capital High Yield Bond ETF	11,903,977,628	386,427,341	75,778,913	310,648,428
SPDR Barclays Capital Short Term High Yield Bond ETF	308,175,958	3,531,034	1,704,781	1,826,253
SPDR Barclays Capital Investment Grade Floating Rate ETF	12,640,233	108,662	759	107,903
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	15,039,459	586,816	16,120	570,696
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	12,618,869	403,427	10,056	393,371

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Series Trust

By:	/s/ Ellen M. Needham

Ellen M. Needham
President

By:	/s/ Chad C. Hallett

Chad C. Hallett
Treasurer
Date: November 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham

Ellen M. Needham
President

By:	/s/ Chad C. Hallett

Chad C. Hallett
Treasurer
Date: November 26, 2012